UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09819

STATE STREET INSTITUTIONAL INVESTMENT TRUST

(Exact name of registrant as specified in charter)

P.O. Box 5501

Boston, Massachusetts 02206

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Joshua A. Weinberg, Esq. Vice President and Managing Counsel SSGA Funds Management, Inc. One Lincoln Street Boston, Massachusetts 02111	Timothy W. Diggins, Esq. Ropes & Gray 800 Boylston Street Boston, Massachusetts 02110-2624

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

Item 1. Shareholder Report.

Semi-Annual Report

30 June 2016

State Street Institutional Investment Trust

State Street Target Retirement Fund

State Street Target Retirement 2015 Fund

State Street Target Retirement 2020 Fund

State Street Target Retirement 2025 Fund

State Street Target Retirement 2030 Fund

State Street Target Retirement 2035 Fund

State Street Target Retirement 2040 Fund

State Street Target Retirement 2045 Fund

State Street Target Retirement 2050 Fund

State Street Target Retirement 2055 Fund

State Street Target Retirement 2060 Fund

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

State Street Institutional Investment Trust

Target Retirement Funds

Semi-Annual Report

June 30, 2016

(Unaudited)

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

State Street Target Retirement Fund

Portfolio Statistics (Unaudited)

State Street Target Retirement Fund (Unaudited)

Asset Allocation as of June 30, 2016 (as a percentage of Net Assets)

Domestic Equity	20.3%
Domestic Fixed Income	64.2
International Equity	10.4
Real Estate	5.0
Short-Term Investment	0.5
Liabilities in Excess of Other Assets	(0.4)
100.0%

1

State Street Target Retirement 2015 Fund

Portfolio Statistics (Unaudited)

State Street Target Retirement 2015 Fund (Unaudited)

Asset Allocation as of June 30, 2016 (as a percentage of Net Assets)

Domestic Equity	25.5%
Domestic Fixed Income	55.4
International Equity	13.9
Real Estate	5.0
Short-Term Investment	0.8
Liabilities in Excess of Other Assets	(0.6)
100.0%

2

State Street Target Retirement 2020 Fund

Portfolio Statistics (Unaudited)

State Street Target Retirement 2020 Fund (Unaudited)

Asset Allocation as of June 30, 2016 (as a percentage of Net Assets)

Domestic Equity	34.0%
Domestic Fixed Income	35.7
Inflation Linked	7.2
International Equity	19.8
Real Estate	3.2
Short-Term Investment	0.7
Liabilities in Excess of Other Assets	(0.6)
100.0%

3

State Street Target Retirement 2025 Fund

Portfolio Statistics (Unaudited)

State Street Target Retirement 2025 Fund (Unaudited)

Asset Allocation as of June 30, 2016 (as a percentage of Net Assets)

Domestic Equity	42.1%
Domestic Fixed Income	27.1
Inflation Linked	4.9
International Equity	25.6
Real Estate	0.7
Short-Term Investment	0.7
Liabilities in Excess of Other Assets	(1.1)
100.0%

4

State Street Target Retirement 2030 Fund

Portfolio Statistics (Unaudited)

State Street Target Retirement 2030 Fund (Unaudited)

Asset Allocation as of June 30, 2016 (as a percentage of Net Assets)

Domestic Equity	46.5%
Domestic Fixed Income	22.9
Inflation Linked	1.4
International Equity	28.7
Short-Term Investment	1.3
Liabilities in Excess of Other Assets	(0.8)
100.0%

5

State Street Target Retirement 2035 Fund

Portfolio Statistics (Unaudited)

State Street Target Retirement 2035 Fund (Unaudited)

Asset Allocation as of June 30, 2016 (as a percentage of Net Assets)

Domestic Equity	50.6%
Domestic Fixed Income	17.8
International Equity	31.5
Short-Term Investment	1.1
Liabilities in Excess of Other Assets	(1.0)
100.0%

6

State Street Target Retirement 2040 Fund

Portfolio Statistics (Unaudited)

State Street Target Retirement 2040 Fund (Unaudited)

Asset Allocation as of June 30, 2016 (as a percentage of Net Assets)

Domestic Equity	53.7%
Domestic Fixed Income	12.9
International Equity	33.5
Short-Term Investment	0.7
Liabilities in Excess of Other Assets	(0.8)
100.0%

7

State Street Target Retirement 2045 Fund

Portfolio Statistics (Unaudited)

State Street Target Retirement 2045 Fund (Unaudited)

Asset Allocation as of June 30, 2016 (as a percentage of Net Assets)

Domestic Equity	55.9%
Domestic Fixed Income	9.5
International Equity	35.0
Short-Term Investment	0.6
Liabilities in Excess of Other Assets	(1.0)
100.0%

8

State Street Target Retirement 2050 Fund

Portfolio Statistics (Unaudited)

State Street Target Retirement 2050 Fund (Unaudited)

Asset Allocation as of June 30, 2016 (as a percentage of Net Assets)

Domestic Equity	55.8%
Domestic Fixed Income	9.4
International Equity	34.9
Short-Term Investment	0.7
Liabilities in Excess of Other Assets	(0.8)
100.0%

9

State Street Target Retirement 2055 Fund

Portfolio Statistics (Unaudited)

State Street Target Retirement 2055 Fund (Unaudited)

Asset Allocation as of June 30, 2016 (as a percentage of Net Assets)

Domestic Equity	55.7%
Domestic Fixed Income	9.4
International Equity	34.9
Short-Term Investment	0.8
Liabilities in Excess of Other Assets	(0.8)
100.0%

10

State Street Target Retirement 2060 Fund

Portfolio Statistics (Unaudited)

State Street Target Retirement 2060 Fund (Unaudited)

Asset Allocation as of June 30, 2016 (as a percentage of Net Assets)

Domestic Equity	56.8%
Domestic Fixed Income	9.6
International Equity	35.6
Short-Term Investment	0.9
Liabilities in Excess of Other Assets	(2.9)
100.0%

11

State Street Target Retirement Fund

Schedule of Investments

June 30, 2016 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS – 99.9%(a)
Domestic Equity – 20.3%
State Street Equity 500 Index II Portfolio	422,222	$4,534,668
State Street Small/Mid Cap Equity Index Portfolio	90,013	860,528

		5,395,196

Domestic Fixed Income – 64.2%
SPDR Barclays 1-10 Year TIPS ETF	237,120	4,766,112
SPDR Barclays High Yield Bond ETF	51,960	1,854,972
SPDR Barclays Short Term Corporate Bond ETF	34,148	1,051,076
SPDR Barclays Short Term Treasury ETF	134,982	4,138,548
State Street Aggregate Bond Index Portfolio	510,307	5,256,159

		17,066,867

International Equity – 10.4%
State Street Global Equity ex-U.S. Index Portfolio	324,065	2,748,072

Real Estate – 5.0%
SPDR Dow Jones Global Real Estate ETF	26,418	1,330,410

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $26,379,807)		26,540,545

SHORT-TERM INVESTMENT – 0.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.47%(b)(c) (Cost $133,969)	133,969	133,969

TOTAL INVESTMENTS – 100.4% (Cost $26,513,776)		26,674,514
Liabilities in Excess of Other Assets – (0.4)%		(95,137)

NET ASSETS – 100.0%		$26,579,377

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the six months ended June 30, 2016 are shown in the Affiliate Table below.

(b)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2016 are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at June 30, 2016.

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Mutual Funds and Exchange Traded Products
Domestic Equity	$5,395,196	$–	$–	$5,395,196
Domestic Fixed Income	17,066,867	–	–	17,066,867
International Equity	2,748,072	–	–	2,748,072
Real Estate	1,330,410	–	–	1,330,410
Short-Term Investment	133,969	–	–	133,969

Total Investments	$26,674,514	$–	$–	$26,674,514

See accompanying notes to financial statements.

12

State Street Target Retirement Fund

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Affiliate Table

	Number of shares held at 12/31/15	Value at 12/31/15	Shares purchased	Shares sold	Number of shares held at 6/30/16	Value at 6/30/16	Dividend income	Realized gain (loss)
SPDR Barclays 1-10 Year TIPS ETF	221,217	$4,242,942	49,663	33,760	237,120	$4,766,112	$–	$4,126
SPDR Barclays High Yield Bond ETF	48,169	1,633,411	14,095	10,304	51,960	1,854,972	48,702	(54,827)
SPDR Barclays Short Term Corporate Bond ETF	30,696	933,159	10,515	7,063	34,148	1,051,076	6,895	(1,070)
SPDR Barclays Short Term Treasury ETF	123,343	3,712,624	34,246	22,607	134,982	4,138,548	16,029	4,740
SPDR Dow Jones Global Real Estate ETF	24,707	1,156,288	7,181	5,470	26,418	1,330,410	20,193	(11,045)
State Street Aggregate Bond Index Portfolio	472,975	4,677,727	94,747	57,415	510,307	5,256,159	58,533	(7,844)
State Street Equity 500 Index II Portfolio	375,107	3,871,104	79,596	32,481	422,222	4,534,668	–	(26,366)
State Street Global Equity ex-U.S. Index Portfolio	276,385	2,335,452	71,214	23,534	324,065	2,748,072	–	(35,415)
State Street Institutional Liquid Reserves Fund, Premier Class	42,203	42,203	2,006,230	1,914,464	133,969	133,969	202	–
State Street Small/Mid Cap Equity Index Portfolio	78,596	730,947	18,171	6,754	90,013	860,528	–	(8,348)

See accompanying notes to financial statements.

13

State Street Target Retirement 2015 Fund

Schedule of Investments

June 30, 2016 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS – 99.8%(a)
Domestic Equity – 25.5%
State Street Equity 500 Index II Portfolio	211,486	$2,271,360
State Street Small/Mid Cap Equity Index Portfolio	43,057	411,621

		2,682,981

Domestic Fixed Income – 55.4%
SPDR Barclays 1-10 Year TIPS ETF	101,062	2,031,346
SPDR Barclays High Yield Bond ETF	20,444	729,851
SPDR Barclays Short Term Corporate Bond ETF	4,199	129,245
SPDR Barclays Short Term Treasury ETF	16,017	491,081
State Street Aggregate Bond Index Portfolio	235,902	2,429,788

		5,811,311

International Equity – 13.9%
State Street Global Equity ex-U.S. Index Portfolio	171,721	1,456,190

Real Estate – 5.0%
SPDR Dow Jones Global Real Estate ETF	10,393	523,391

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $10,132,672)		10,473,873

SHORT-TERM INVESTMENT – 0.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.47%(b)(c) (Cost $90,049)	90,049	90,049

TOTAL INVESTMENTS – 100.6% (Cost $10,222,721)		10,563,922
Liabilities in Excess of Other Assets – (0.6)%		(67,209)

NET ASSETS – 100.0%		$10,496,713

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the six months ended June 30, 2016 are shown in the Affiliate Table below.

(b)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2016 are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at June 30, 2016.

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Mutual Funds and Exchange Traded Products
Domestic Equity	$2,682,981	$–	$–	$2,682,981
Domestic Fixed Income	5,811,311	–	–	5,811,311
International Equity	1,456,190	–	–	1,456,190
Real Estate	523,391	–	–	523,391
Short-Term Investment	90,049	–	–	90,049

Total Investments	$10,563,922	$–	$–	$10,563,922

See accompanying notes to financial statements.

14

State Street Target Retirement 2015 Fund

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Affiliate Table

	Number of shares held at 12/31/15	Value at 12/31/15	Shares purchased	Shares sold	Number of shares held at 6/30/16	Value at 6/30/16	Dividend income	Realized gain (loss)
SPDR Barclays 1-10 Year TIPS ETF	53,475	$1,025,651	57,565	9,978	101,062	$2,031,346	$–	$1,925
SPDR Barclays High Yield Bond ETF	11,031	374,061	16,184	6,771	20,444	729,851	17,545	(26,208)
SPDR Barclays Short Term Corporate Bond ETF	1,757	53,413	6,294	3,852	4,199	129,245	679	486
SPDR Barclays Short Term Treasury ETF	6,590	198,359	14,974	5,547	16,017	491,081	1,446	465
SPDR Dow Jones Global Real Estate ETF	5,658	264,794	8,390	3,655	10,393	523,391	7,958	2,728
State Street Aggregate Bond Index Portfolio	129,905	1,284,764	138,118	32,121	235,902	2,429,788	25,732	354
State Street Equity 500 Index II Portfolio	111,971	1,155,545	120,286	20,771	211,486	2,271,360	–	(3,218)
State Street Global Equity ex-U.S. Index Portfolio	88,277	745,943	99,305	15,861	171,721	1,456,190	–	(15,350)
State Street Institutional Liquid Reserves Fund, Premier Class	5,195	5,195	1,256,597	1,171,743	90,049	90,049	134	–
State Street Small/Mid Cap Equity Index Portfolio	23,068	214,531	24,245	4,256	43,057	411,621	–	(2,866)

See accompanying notes to financial statements.

15

State Street Target Retirement 2020 Fund

Schedule of Investments

June 30, 2016 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS – 99.9%(a)
Domestic Equity – 34.0%
State Street Equity 500 Index II Portfolio	1,757,636	$18,877,012
State Street Small/Mid Cap Equity Index Portfolio	447,505	4,278,143

		23,155,155

Domestic Fixed Income – 35.7%
SPDR Barclays 1-10 Year TIPS ETF	166,989	3,356,479
SPDR Barclays High Yield Bond ETF	112,829	4,027,995
SPDR Barclays Long Term Treasury ETF	27,087	2,162,084
State Street Aggregate Bond Index Portfolio	1,429,522	14,724,075

		24,270,633

Inflation Linked – 7.2%
SPDR Barclays TIPS ETF	83,545	4,858,142

International Equity – 19.8%
State Street Global Equity ex-U.S. Index Portfolio	1,591,735	13,497,911

Real Estate – 3.2%
SPDR Dow Jones Global Real Estate ETF	43,731	2,202,293

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $68,267,058)		67,984,134

SHORT-TERM INVESTMENT – 0.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.47%(b)(c) (Cost $454,036)	454,036	454,036

TOTAL INVESTMENTS – 100.6% (Cost $68,721,094)		68,438,170
Liabilities in Excess of Other Assets – (0.6)%		(379,056)

NET ASSETS – 100.0%		$68,059,114

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the six months ended June 30, 2016 are shown in the Affiliate Table below.

(b)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2016 are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at June 30, 2016.

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Mutual Funds and Exchange Traded Products
Domestic Equity	$23,155,155	$–	$–	$23,155,155
Domestic Fixed Income	24,270,633	–	–	24,270,633
Inflation Linked	4,858,142	–	–	4,858,142
International Equity	13,497,911	–	–	13,497,911
Real Estate	2,202,293	–	–	2,202,293
Short-Term Investment	454,036	–	–	454,036

Total Investments	$68,438,170	$–	$–	$68,438,170

See accompanying notes to financial statements.

16

State Street Target Retirement 2020 Fund

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Affiliate Table

	Number of shares held at 12/31/15	Value at 12/31/15	Shares purchased	Shares sold	Number of shares held at 6/30/16	Value at 6/30/16	Dividend income	Realized gain (loss)
SPDR Barclays 1-10 Year TIPS ETF	85,938	$1,648,291	88,922	7,871	166,989	$3,356,479	$–	$938
SPDR Barclays High Yield Bond ETF	96,236	3,263,363	31,932	15,339	112,829	4,027,995	101,423	(73,766)
SPDR Barclays Long Term Treasury ETF	30,708	2,145,875	8,673	12,294	27,087	2,162,084	22,716	12,878
SPDR Barclays TIPS ETF	84,566	4,619,841	20,659	21,680	83,545	4,858,142	14,471	13,777
SPDR Dow Jones Global Real Estate ETF	34,554	1,617,127	13,565	4,388	43,731	2,202,293	30,551	(9,385)
State Street Aggregate Bond Index Portfolio	1,158,674	11,459,287	316,853	46,005	1,429,522	14,724,075	152,381	(8,668)
State Street Equity 500 Index II Portfolio	1,466,126	15,130,420	353,871	62,361	1,757,636	18,877,012	–	(45,616)
State Street Global Equity ex-U.S. Index Portfolio	1,283,147	10,842,592	347,328	38,740	1,591,735	13,497,911	–	(63,485)
State Street Institutional Liquid Reserves Fund, Premier Class	59,223	59,223	5,314,244	4,919,431	454,036	454,036	570	–
State Street Small/Mid Cap Equity Index Portfolio	368,793	3,429,773	88,057	9,345	447,505	4,278,143	–	(13,364)

See accompanying notes to financial statements.

17

State Street Target Retirement 2025 Fund

Schedule of Investments

June 30, 2016 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS – 100.4%(a)
Domestic Equity – 42.1%
State Street Equity 500 Index II Portfolio	1,165,145	$12,513,660
State Street Small/Mid Cap Equity Index Portfolio	348,627	3,332,871

		15,846,531

Domestic Fixed Income – 27.1%
SPDR Barclays High Yield Bond ETF	52,410	1,871,037
SPDR Barclays Long Term Treasury ETF	38,128	3,043,377
State Street Aggregate Bond Index Portfolio	513,445	5,288,482

		10,202,896

Inflation Linked – 4.9%
SPDR Barclays TIPS ETF	31,949	1,857,834

International Equity – 25.6%
State Street Global Equity ex-U.S. Index Portfolio	1,138,501	9,654,490

Real Estate – 0.7%
SPDR Dow Jones Global Real Estate ETF	5,197	261,721

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $37,521,386)		37,823,472

SHORT-TERM INVESTMENT – 0.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.47%(b)(c) (Cost $259,256)	259,256	259,256

TOTAL INVESTMENTS – 101.1% (Cost $37,780,642)		38,082,728
Liabilities in Excess of Other Assets – (1.1)%		(400,443)

NET ASSETS – 100.0%		$37,682,285

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the six months ended June 30, 2016 are shown in the Affiliate Table below.

(b)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2016 are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at June 30, 2016.

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Mutual Funds and Exchange Traded Products
Domestic Equity	$15,846,531	$–	$–	$15,846,531
Domestic Fixed Income	10,202,896	–	–	10,202,896
Inflation Linked	1,857,834	–	–	1,857,834
International Equity	9,654,490	–	–	9,654,490
Real Estate	261,721	–	–	261,721
Short-Term Investment	259,256	–	–	259,256

Total Investments	$38,082,728	$–	$–	$38,082,728

See accompanying notes to financial statements.

18

State Street Target Retirement 2025 Fund

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Affiliate Table

	Number of shares held at 12/31/15	Value at 12/31/15	Shares purchased	Shares sold	Number of shares held at 6/30/16	Value at 6/30/16	Dividend income	Realized gain (loss)
SPDR Barclays High Yield Bond ETF	35,195	$1,193,463	23,100	5,885	52,410	$1,871,037	$42,011	$(26,374)
SPDR Barclays Long Term Treasury ETF	32,230	2,252,232	16,399	10,501	38,128	3,043,377	28,272	43,631
SPDR Barclays TIPS ETF	19,973	1,091,125	13,469	1,493	31,949	1,857,834	4,726	207
SPDR Dow Jones Global Real Estate ETF	2,689	125,845	5,020	2,512	5,197	261,721	3,347	6,324
State Street Aggregate Bond Index Portfolio	360,531	3,565,649	169,941	17,027	513,445	5,288,482	52,349	(2,255)
State Street Equity 500 Index II Portfolio	806,639	8,324,515	381,324	22,818	1,165,145	12,513,660	–	(13,169)
State Street Global Equity ex-U.S. Index Portfolio	761,307	6,433,045	398,371	21,177	1,138,501	9,654,490	–	(30,024)
State Street Institutional Liquid Reserves Fund, Premier Class	58,469	58,469	3,020,507	2,819,720	259,256	259,256	385	–
State Street Small/Mid Cap Equity Index Portfolio	240,898	2,240,347	114,316	6,587	348,627	3,332,871	–	(8,665)

See accompanying notes to financial statements.

19

State Street Target Retirement 2030 Fund

Schedule of Investments

June 30, 2016 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS – 99.5%(a)
Domestic Equity – 46.5%
State Street Equity 500 Index II Portfolio	2,194,032	$23,563,900
State Street Small/Mid Cap Equity Index Portfolio	758,181	7,248,212

		30,812,112

Domestic Fixed Income – 22.9%
SPDR Barclays High Yield Bond ETF	36,915	1,317,866
SPDR Barclays Long Term Treasury ETF	78,364	6,255,014
State Street Aggregate Bond Index Portfolio	736,255	7,583,425

		15,156,305

Inflation Linked – 1.4%
SPDR Barclays TIPS ETF	16,390	953,078

International Equity – 28.7%
State Street Global Equity ex-U.S. Index Portfolio	2,245,847	19,044,780

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $66,449,159)		65,966,275

SHORT-TERM INVESTMENT – 1.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.47%(b)(c) (Cost $854,498)	854,498	854,498

TOTAL INVESTMENTS – 100.8% (Cost $67,303,657)		66,820,773
Liabilities in Excess of Other Assets – (0.8)%		(520,518)

NET ASSETS – 100.0%		$66,300,255

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the six months ended June 30, 2016 are shown in the Affiliate Table below.

(b)	The rate shown is the annualized seven-day yield at June 30, 2016.

(c)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2016 are shown in the Affiliate Table below.

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Mutual Funds and Exchange Traded Products
Domestic Equity	$30,812,112	$–	$–	$30,812,112
Domestic Fixed Income	15,156,305	–	–	15,156,305
Inflation Linked	953,078	–	–	953,078
International Equity	19,044,780	–	–	19,044,780
Short-Term Investment	854,498	–	–	854,498

Total Investments	$66,820,773	$–	$–	$66,820,773

See accompanying notes to financial statements.

20

State Street Target Retirement 2030 Fund

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Affiliate Table

	Number of shares held at 12/31/15	Value at 12/31/15	Shares purchased	Shares sold	Number of shares held at 6/30/16	Value at 6/30/16	Dividend income	Realized gain (loss)
SPDR Barclays High Yield Bond ETF	26,115	$885,559	21,306	10,506	36,915	$1,317,866	$29,287	$(46,795)
SPDR Barclays Long Term Treasury ETF	71,969	5,029,194	28,058	21,663	78,364	6,255,014	58,767	41,093
SPDR Barclays TIPS ETF	11,571	632,124	10,339	5,520	16,390	953,078	2,434	2,660
State Street Aggregate Bond Index Portfolio	590,423	5,839,285	171,690	25,858	736,255	7,583,425	78,213	(3,766)
State Street Equity 500 Index II Portfolio	1,734,874	17,903,899	501,054	41,896	2,194,032	23,563,900	–	(40,600)
State Street Global Equity ex-U.S. Index Portfolio	1,710,901	14,457,117	585,810	50,864	2,245,847	19,044,780	–	(77,341)
State Street Institutional Liquid Reserves Fund, Premier Class	61,616	61,616	4,620,562	3,827,680	854,498	854,498	604	–
State Street Small/Mid Cap Equity Index Portfolio	596,282	5,545,426	174,843	12,944	758,181	7,248,212	–	(18,919)

See accompanying notes to financial statements.

21

State Street Target Retirement 2035 Fund

Schedule of Investments

June 30, 2016 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS – 99.9%(a)
Domestic Equity – 50.6%
State Street Equity 500 Index II Portfolio	1,034,015	$11,105,326
State Street Small/Mid Cap Equity Index Portfolio	410,355	3,922,996

		15,028,322

Domestic Fixed Income – 17.8%
SPDR Barclays Long Term Treasury ETF	35,610	2,842,390
State Street Aggregate Bond Index Portfolio	238,782	2,459,456

		5,301,846

International Equity – 31.5%
State Street Global Equity ex-U.S. Index Portfolio	1,102,427	9,348,581

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $29,410,417)		29,678,749

SHORT-TERM INVESTMENT – 1.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.47%(b)(c) (Cost $321,827)	321,827	321,827

TOTAL INVESTMENTS – 101.0% (Cost $29,732,244)		30,000,576
Liabilities in Excess of Other Assets – (1.0)%		(305,758)

NET ASSETS – 100.0%		$29,694,818

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the six months ended June 30, 2016 are shown in the Affiliate Table below.

(b)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2016 are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at June 30, 2016.

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Mutual Funds and Exchange Traded Products
Domestic Equity	$15,028,322	$–	$–	$15,028,322
Domestic Fixed Income	5,301,846	–	–	5,301,846
International Equity	9,348,581	–	–	9,348,581
Short-Term Investment	321,827	–	–	321,827

Total Investments	$30,000,576	$–	$–	$30,000,576

See accompanying notes to financial statements.

22

State Street Target Retirement 2035 Fund

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Affiliate Table

	Number of shares held at 12/31/15	Value at 12/31/15	Shares purchased	Shares sold	Number of shares held at 6/30/16	Value at 6/30/16	Dividend income	Realized gain (loss)
SPDR Barclays Long Term Treasury ETF	27,142	$1,896,683	20,852	12,384	35,610	$2,842,390	$24,977	$45,543
State Street Aggregate Bond Index Portfolio	156,435	1,547,145	95,952	13,605	238,782	2,459,456	23,827	(1,608)
State Street Equity 500 Index II Portfolio	690,403	7,124,961	391,377	47,765	1,034,015	11,105,326	–	(20,016)
State Street Global Equity ex-U.S. Index Portfolio	710,580	6,004,397	443,486	51,639	1,102,427	9,348,581	–	(46,503)
State Street Institutional Liquid Reserves Fund, Premier Class	29,072	29,072	3,115,604	2,822,849	321,827	321,827	304	–
State Street Small/Mid Cap Equity Index Portfolio	274,432	2,552,213	154,745	18,822	410,355	3,922,996	–	(18,773)

See accompanying notes to financial statements.

23

State Street Target Retirement 2040 Fund

Schedule of Investments

June 30, 2016 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS – 100.1%(a)
Domestic Equity – 53.7%
State Street Equity 500 Index II Portfolio	1,832,519	$19,681,256
State Street Small/Mid Cap Equity Index Portfolio	839,595	8,026,528

		27,707,784

Domestic Fixed Income – 12.9%
SPDR Barclays Long Term Treasury ETF	61,106	4,877,481
State Street Aggregate Bond Index Portfolio	171,012	1,761,421

		6,638,902

International Equity – 33.5%
State Street Global Equity ex-U.S. Index Portfolio	2,040,667	17,304,853

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $52,026,471)		51,651,539

SHORT-TERM INVESTMENT – 0.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.47%(b)(c) (Cost $347,930)	347,930	347,930

TOTAL INVESTMENTS – 100.8% (Cost $52,374,401)		51,999,469
Liabilities in Excess of Other Assets – (0.8)%		(412,378)

NET ASSETS – 100.0%		$51,587,091

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the six months ended June 30, 2016 are shown in the Affiliate Table below.

(b)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2016 are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at June 30, 2016.

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Mutual Funds and Exchange Traded Products
Domestic Equity	$27,707,784	$–	$–	$27,707,784
Domestic Fixed Income	6,638,902	–	–	6,638,902
International Equity	17,304,853	–	–	17,304,853
Short-Term Investment	347,930	–	–	347,930

Total Investments	$51,999,469	$–	$–	$51,999,469

See accompanying notes to financial statements.

24

State Street Target Retirement 2040 Fund

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Affiliate Table

	Number of shares held at 12/31/15	Value at 12/31/15	Shares purchased	Shares sold	Number of shares held at 6/30/16	Value at 6/30/16	Dividend income	Realized gain (loss)
SPDR Barclays Long Term Treasury ETF	52,863	$3,694,067	26,571	18,328	61,106	$4,877,481	$45,091	$27,165
State Street Aggregate Bond Index Portfolio	113,396	1,121,488	61,632	4,016	171,012	1,761,421	16,394	(685)
State Street Equity 500 Index II Portfolio	1,360,079	14,036,017	509,338	36,898	1,832,519	19,681,256	–	(27,610)
State Street Global Equity ex-U.S. Index Portfolio	1,461,063	12,345,985	614,760	35,156	2,040,667	17,304,853	–	(50,577)
State Street Institutional Liquid Reserves Fund, Premier Class	31,888	31,888	3,714,967	3,398,925	347,930	347,930	471	–
State Street Small/Mid Cap Equity Index Portfolio	622,013	5,784,718	238,670	21,088	839,595	8,026,528	–	(17,873)

See accompanying notes to financial statements.

25

State Street Target Retirement 2045 Fund

Schedule of Investments

June 30, 2016 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS – 100.4%(a)
Domestic Equity – 55.9%
State Street Equity 500 Index II Portfolio	651,546	$6,997,607
State Street Small/Mid Cap Equity Index Portfolio	328,566	3,141,091

		10,138,698

Domestic Fixed Income – 9.5%
SPDR Barclays Long Term Treasury ETF	21,512	1,717,088

International Equity – 35.0%
State Street Global Equity ex-U.S. Index Portfolio	748,623	6,348,320

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $17,951,016)		18,204,106

SHORT-TERM INVESTMENT – 0.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.47%(b)(c) (Cost $112,081)	112,081	112,081

TOTAL INVESTMENTS – 101.0% (Cost $18,063,097)		18,316,187
Liabilities in Excess of Other Assets – (1.0)%		(186,996)

NET ASSETS – 100.0%		$18,129,191

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the six months ended June 30, 2016 are shown in the Affiliate Table below.

(b)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2016 are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at June 30, 2016.

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Mutual Funds and Exchange Traded Products
Domestic Equity	$10,138,698	$–	$–	$10,138,698
Domestic Fixed Income	1,717,088	–	–	1,717,088
International Equity	6,348,320	–	–	6,348,320
Short-Term Investment	112,081	–	–	112,081

Total Investments	$18,316,187	$–	$–	$18,316,187

See accompanying notes to financial statements.

26

State Street Target Retirement 2045 Fund

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Affiliate Table

	Number of shares held at 12/31/15	Value at 12/31/15	Shares purchased	Shares sold	Number of shares held at 6/30/16	Value at 6/30/16	Dividend income	Realized gain (loss)
SPDR Barclays Long Term Treasury ETF	13,291	$928,775	15,646	7,425	21,512	$1,717,088	$13,912	$20,095
State Street Equity 500 Index II Portfolio	352,592	3,638,753	334,035	35,081	651,546	6,997,607	–	(27,364)
State Street Global Equity ex-U.S. Index Portfolio	389,014	3,287,166	394,800	35,191	748,623	6,348,320	–	(52,871)
State Street Institutional Liquid Reserves Fund, Premier Class	14,605	14,605	2,454,087	2,356,611	112,081	112,081	194	–
State Street Small/Mid Cap Equity Index Portfolio	174,812	1,625,748	168,989	15,235	328,566	3,141,091	–	(18,190)

See accompanying notes to financial statements.

27

State Street Target Retirement 2050 Fund

Schedule of Investments

June 30, 2016 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS – 100.1%(a)
Domestic Equity – 55.8%
State Street Equity 500 Index II Portfolio	488,686	$5,248,488
State Street Small/Mid Cap Equity Index Portfolio	246,425	2,355,819

		7,604,307

Domestic Fixed Income – 9.4%
SPDR Barclays Long Term Treasury ETF	16,066	1,282,388

International Equity – 34.9%
State Street Global Equity ex-U.S. Index Portfolio	561,606	4,762,419

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $13,496,188)		13,649,114

SHORT-TERM INVESTMENT – 0.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.47%(b)(c) (Cost $94,214)	94,214	94,214

TOTAL INVESTMENTS – 100.8% (Cost $13,590,402)		13,743,328
Liabilities in Excess of Other Assets – (0.8)%		(105,785)

NET ASSETS – 100.0%		$13,637,543

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the six months ended June 30, 2016 are shown in the Affiliate Table below.

(b)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2016 are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at June 30, 2016.

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Mutual Funds and Exchange Traded Products
Domestic Equity	$7,604,307	$–	$–	$7,604,307
Domestic Fixed Income	1,282,388	–	–	1,282,388
International Equity	4,762,419	–	–	4,762,419
Short-Term Investment	94,214	–	–	94,214

Total Investments	$13,743,328	$–	$–	$13,743,328

See accompanying notes to financial statements.

28

State Street Target Retirement 2050 Fund

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Affiliate Table

	Number of shares held at 12/31/15	Value at 12/31/15	Shares purchased	Shares sold	Number of shares held at 6/30/16	Value at 6/30/16	Dividend income	Realized gain (loss)
SPDR Barclays Long Term Treasury ETF	9,374	$655,055	12,520	5,828	16,066	$1,282,388	$9,859	$15,174
State Street Equity 500 Index II Portfolio	249,153	2,571,264	256,923	17,390	488,686	5,248,488	–	(14,275)
State Street Global Equity ex-U.S. Index Portfolio	274,892	2,322,840	303,830	17,116	561,606	4,762,419	–	(25,679)
State Street Institutional Liquid Reserves Fund, Premier Class	9,103	9,103	1,775,502	1,690,391	94,214	94,214	152	–
State Street Small/Mid Cap Equity Index Portfolio	123,526	1,148,791	130,380	7,481	246,425	2,355,819	–	(8,752)

See accompanying notes to financial statements.

29

State Street Target Retirement 2055 Fund

Schedule of Investments

June 30, 2016 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS – 100.0%(a)
Domestic Equity – 55.7%
State Street Equity 500 Index II Portfolio	201,098	$2,159,794
State Street Small/Mid Cap Equity Index Portfolio	101,411	969,494

		3,129,288

Domestic Fixed Income – 9.4%
SPDR Barclays Long Term Treasury ETF	6,634	529,526

International Equity – 34.9%
State Street Global Equity ex-U.S. Index Portfolio	231,196	1,960,543

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $5,625,463)		5,619,357

SHORT-TERM INVESTMENT – 0.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.47%(b)(c) (Cost $44,720)	44,720	44,720

TOTAL INVESTMENTS – 100.8% (Cost $5,670,183)		5,664,077
Liabilities in Excess of Other Assets – (0.8)%		(45,194)

NET ASSETS – 100.0%		$5,618,883

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the six months ended June 30, 2016 are shown in the Affiliate Table below.

(b)	The rate shown is the annualized seven-day yield at June 30, 2016.

(c)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2016 are shown in the Affiliate Table below.

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Mutual Funds and Exchange Traded Products
Domestic Equity	$3,129,288	$–	$–	$3,129,288
Domestic Fixed Income	529,526	–	–	529,526
International Equity	1,960,543	–	–	1,960,543
Short-Term Investment	44,720	–	–	44,720

Total Investments	$5,664,077	$–	$–	$5,664,077

See accompanying notes to financial statements.

30

State Street Target Retirement 2055 Fund

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Affiliate Table

	Number of shares held at 12/31/15	Value at 12/31/15	Shares purchased	Shares sold	Number of shares held at 6/30/16	Value at 6/30/16	Dividend income	Realized gain (loss)
SPDR Barclays Long Term Treasury ETF	4,795	$335,075	3,559	1,720	6,634	$529,526	$4,362	$2,049
State Street Equity 500 Index II Portfolio	128,106	1,322,051	76,089	3,097	201,098	2,159,794	–	(3,001)
State Street Global Equity ex-U.S. Index Portfolio	141,338	1,194,305	95,015	5,157	231,196	1,960,543	–	(8,040)
State Street Institutional Liquid Reserves Fund, Premier Class	2,406	2,406	1,144,564	1,102,250	44,720	44,720	82	–
State Street Small/Mid Cap Equity Index Portfolio	63,513	590,671	40,284	2,386	101,411	969,494	–	(3,348)

See accompanying notes to financial statements.

31

State Street Target Retirement 2060 Fund

Schedule of Investments

June 30, 2016 (Unaudited)

Security Description	Shares	Value

MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS – 102.0%(a)
Domestic Equity – 56.8%
State Street Equity 500 Index II Portfolio	36,563	$392,682
State Street Small/Mid Cap Equity Index Portfolio	18,440	176,286

		568,968

Domestic Fixed Income – 9.6%
SPDR Barclays Long Term Treasury ETF	1,206	96,263

International Equity – 35.6%
State Street Global Equity ex-U.S. Index Portfolio	42,036	356,467

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,008,860)		1,021,698

SHORT-TERM INVESTMENT – 0.9%
State Street Institutional Liquid Reserves Fund, Premier Class 0.47%(b)(c) (Cost $9,235)	9,235	9,235

TOTAL INVESTMENTS – 102.9% (Cost $1,018,095)		1,030,933
Liabilities In Excess of Other Assets – (2.9)%		(28,587)

NET ASSETS – 100.0%		$1,002,346

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the six months ended June 30, 2016 are shown in the Affiliate Table below.

(b)	The rate shown is the annualized seven-day yield at June 30, 2016.

(c)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2016 are shown in the Affiliate Table below.

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Mutual Funds and Exchange Traded Products
Domestic Equity	$568,968	$–	$–	$568,968
Domestic Fixed Income	96,263	–	–	96,263
International Equity	356,467	–	–	356,467
Short-Term Investment	9,235	–	–	9,235

Total Investments	$1,030,933	$–	$–	$1,030,933

See accompanying notes to financial statements.

32

State Street Target Retirement 2060 Fund

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Affiliate Table

	Number of shares held at 12/31/15	Value at 12/31/15	Shares purchased	Shares sold	Number of shares held at 6/30/16	Value at 6/30/16	Dividend income	Realized gain (loss)
SPDR Barclays Long Term Treasury ETF	843	$58,909	1,443	1,080	1,206	$96,263	$818	$3,100
State Street Equity 500 Index II Portfolio	22,757	234,850	16,303	2,497	36,563	392,682	–	236
State Street Global Equity ex-U.S. Index Portfolio	25,103	212,124	19,680	2,747	42,036	356,467	–	(3,754)
State Street Institutional Liquid Reserves Fund, Premier Class	4,933	4,933	247,390	243,088	9,235	9,235	14	–
State Street Small/Mid Cap Equity Index Portfolio	11,281	104,915	8,574	1,415	18,440	176,286	–	(1,447)

See accompanying notes to financial statements.

33

State Street Institutional Investment Trust

Statements of Assets and Liabilities

June 30, 2016 (Unaudited)

	State Street Target Retirement Fund	State Street Target Retirement 2015 Fund	State Street Target Retirement 2020 Fund	State Street Target Retirement 2025 Fund
Assets
Investments in affiliated issuers, at value (Note 2)	$26,674,514	$10,563,922	$68,438,170	$38,082,728
Cash	23,699	–	35,941	19,994
Receivable for investments sold	208,988	111,143	945,929	352,122
Receivable for fund shares sold	223	–	–	117
Dividends receivable – affiliated issuers (Note 2)	10,489	4,833	28,412	10,399
Receivable from Adviser (Note 3)	16,755	28,902	32,548	29,861

Total assets	26,934,668	10,708,800	69,481,000	38,495,221

Liabilities
Payable for investments purchased	304,212	173,895	1,350,100	580,006
Payable for fund shares repurchased	4,970	1,725	19,791	193,286
Advisory fee payable (Note 5)	1,084	422	2,747	1,520
Custodian fees payable (Note 3)	7,689	7,727	7,654	7,754
Administration fees payable (Note 3)	2,372	1,096	5,918	3,355
Distribution fees payable (Note 3)	86	124	27	34
Transfer agent fees payable (Note 3)	7,686	9,647	9,657	7,555
Sub-transfer agent fee payable (Note 3)	361	395	423	339
Registration and filing fees payable	2,031	241	177	749
Professional fees payable	15,360	15,360	15,360	15,360
Printing and postage fees payable	8,669	482	9,266	2,207
Accrued expenses and other liabilities	771	973	766	771

Total liabilities	355,291	212,087	1,421,886	812,936

Net Assets	$26,579,377	$10,496,713	$68,059,114	$37,682,285

Net Assets Consist of:
Paid-in Capital	$26,463,024	$10,165,656	$68,462,296	$37,375,095
Undistributed (distribution in excess of) net investment income (loss)	145,977	52,315	318,090	124,669
Accumulated net realized gain (loss) on investments	(190,362)	(62,459)	(438,348)	(119,565)
Net unrealized appreciation (depreciation) on:
Investments	160,738	341,201	(282,924)	302,086

Net Assets	$26,579,377	$10,496,713	$68,059,114	$37,682,285

Class A
Net assets	$424,279	$610,425	$130,836	$166,230
Shares outstanding	41,667	60,225	12,840	16,365

Net asset value, offering and redemption price per share	$10.18	$10.14	$10.19	$10.16

Maximum sales charge	4.50%	4.50%	4.50%	4.50%
Maximum offering price per share	$10.66	$10.62	$10.67	$10.64

Class I
Net assets	$700,251	$1,053,696	$1,943,364	$3,544,886
Shares outstanding	68,692	103,828	190,655	348,457

Net asset value, offering and redemption price per share	$10.19	$10.15	$10.19	$10.17

Class K
Net assets	$25,454,847	$8,832,592	$65,984,914	$33,971,169
Shares outstanding	2,497,654	870,578	6,476,514	3,337,086

Net asset value, offering and redemption price per share	$10.19	$10.15	$10.19	$10.18

Cost of Investments:
Investments in affiliated issuers	26,513,776	10,222,721	68,721,094	37,780,642

See accompanying notes to financial statements.

34

State Street Institutional Investment Trust

Statements of Assets and Liabilities — (continued)

June 30, 2016 (Unaudited)

	State Street Target Retirement 2030 Fund	State Street Target Retirement 2035 Fund	State Street Target Retirement 2040 Fund	State Street Target Retirement 2045 Fund
Assets
Investments in affiliated issuers, at value (Note 2)	$66,820,773	$30,000,576	$51,999,469	$18,316,187
Receivable for investments sold	639,139	220,174	403,965	89,368
Receivable for fund shares sold	244,917	–	27	–
Dividends receivable – affiliated issuers (Note 2)	14,953	4,795	3,350	55
Receivable from Adviser (Note 3)	31,316	16,942	18,583	16,689

Total assets	67,751,098	30,242,487	52,425,394	18,422,299

Liabilities
Payable for investments purchased	1,381,639	475,722	670,557	171,300
Payable for fund shares repurchased	22,912	36,530	123,028	86,193
Advisory fee payable (Note 5)	2,650	1,180	2,083	728
Custodian fees payable (Note 3)	7,771	7,600	7,747	7,737
Administration fees payable (Note 3)	5,621	2,585	4,387	1,565
Distribution fees payable (Note 3)	34	103	30	68
Transfer agent fees payable (Note 3)	6,197	4,885	6,020	5,016
Sub-transfer agent fee payable (Note 3)	339	254	254	169
Registration and filing fees payable	193	1,670	3,162	3,672
Professional fees payable	15,360	15,360	15,360	15,360
Printing and postage fees payable	7,362	1,004	4,907	524
Accrued expenses and other liabilities	765	776	768	776

Total liabilities	1,450,843	547,669	838,303	293,108

Net Assets	$66,300,255	$29,694,818	$51,587,091	$18,129,191

Net Assets Consist of:
Paid-in Capital	$66,807,594	$29,373,549	$52,017,996	$17,910,466
Undistributed (distribution in excess of) net investment income (loss)	157,570	43,084	54,209	11,734
Accumulated net realized gain (loss) on investments	(182,025)	9,853	(110,182)	(46,099)
Net unrealized appreciation (depreciation) on:
Investments	(482,884)	268,332	(374,932)	253,090

Net Assets	$66,300,255	$29,694,818	$51,587,091	$18,129,191

Class A
Net assets	$165,140	$507,540	$145,820	$332,567
Shares outstanding	16,264	50,000	14,503	33,334

Net asset value, offering and redemption price per share	$10.15	$10.15	$10.05	$9.98

Maximum sales charge	4.50%	4.50%	4.50%	4.50%
Maximum offering price per share	$10.63	$10.63	$10.52	$10.45

Class I
Net assets	$2,333,423	$1,606,105	$1,708,596	$937,486
Shares outstanding	229,637	158,115	169,656	93,843

Net asset value, offering and redemption price per share	$10.16	$10.16	$10.07	$9.99

Class K
Net assets	$63,801,692	$27,581,173	$49,732,675	$16,859,138
Shares outstanding	6,276,537	2,712,873	4,935,437	1,688,236

Net asset value, offering and redemption price per share	$10.17	$10.17	$10.08	$9.99

Cost of Investments:
Investments in affiliated issuers	67,303,657	29,732,244	52,374,401	18,063,097

See accompanying notes to financial statements.

35

State Street Institutional Investment Trust

Statements of Assets and Liabilities — (continued)

June 30, 2016 (Unaudited)

	State Street Target Retirement 2050 Fund	State Street Target Retirement 2055 Fund	State Street Target Retirement 2060 Fund
Assets
Investments in affiliated issuers, at value (Note 2)	$13,743,328	$5,664,077	$1,030,933
Cash	5,040	–	–
Receivable for investments sold	83,175	29,412	6,776
Receivable for fund shares sold	1,562	2,892	–
Dividends receivable – affiliated issuers (Note 2)	43	25	4
Receivable from Adviser (Note 3)	16,797	16,132	15,819

Total assets	13,849,945	5,712,538	1,053,532

Liabilities
Payable for investments purchased	166,719	59,113	13,268
Payable for fund shares repurchased	9,442	878	2,045
Advisory fee payable (Note 5)	543	120	38
Custodian fees payable (Note 3)	7,747	7,570	7,722
Administration fees payable (Note 3)	1,139	495	140
Distribution fees payable (Note 3)	34	34	33
Transfer agent fees payable (Note 3)	5,025	5,014	4,975
Sub-transfer agent fee payable (Note 3)	85	140	167
Registration and filing fees payable	2,810	1,290	3,261
Professional fees payable	15,360	15,360	15,360
Printing and postage fees payable	2,723	2,862	3,391
Accrued expenses and other liabilities	775	779	786

Total liabilities	212,402	93,655	51,186

Net Assets	$13,637,543	$5,618,883	$1,002,346

Net Assets Consist of:
Paid-in Capital	$13,486,763	$5,622,443	$995,454
Undistributed (distribution in excess of) net investment income (loss)	7,845	3,512	488
Accumulated net realized gain (loss) on investments	(9,991)	(966)	(6,434)
Net unrealized appreciation (depreciation) on:
Investments	152,926	(6,106)	12,838

Net Assets	$13,637,543	$5,618,883	$1,002,346

Class A
Net assets	$165,923	$165,612	$163,651
Shares outstanding	16,667	16,667	16,667

Net asset value, offering and redemption price per share	$9.96	$9.94	$9.82

Maximum sales charge	4.50%	4.50%	4.50%
Maximum offering price per share	$10.43	$10.41	$10.28

Class I
Net assets	$939,773	$260,607	$174,665
Shares outstanding	94,364	26,196	17,766

Net asset value, offering and redemption price per share	$9.96	$9.95	$9.83

Class K
Net assets	$12,531,847	$5,192,664	$664,030
Shares outstanding	1,258,470	522,320	67,572

Net asset value, offering and redemption price per share	$9.96	$9.94	$9.83

Cost of Investments:
Investments in affiliated issuers	13,590,402	5,670,183	1,018,095

See accompanying notes to financial statements.

36

State Street Institutional Investment Trust

Statements of Operations

For the Six Months Ended June 30, 2016 (Unaudited)

	State Street Target Retirement Fund	State Street Target Retirement 2015 Fund	State Street Target Retirement 2020 Fund	State Street Target Retirement 2025 Fund
Investment Income
Dividend income – affiliated issuers (Note 2)	150,554	53,494	322,112	131,090

Expenses
Advisory fee (Note 3)	6,376	2,304	15,460	7,954
Administration fees (Note 3)	6,376	2,304	15,460	7,954
Distribution fees (Note 3)
Class A	510	731	156	198
Custodian fees (Note 3)	12,807	12,562	12,818	12,848
Trustee’s fees and expenses (Note 4)	7,654	7,652	7,659	7,655
Transfer agent fees (Note 3)	29,110	22,229	23,647	20,630
Sub-transfer agent fee (Note 3)	–	–	325	616
Registration and filing fees	24,273	33,365	33,518	32,835
Professional fees	20,580	20,579	20,579	20,579
Printing and postage expenses	9,311	1,434	8,365	3,104
Insurance expense	131	96	157	58
Miscellaneous expenses	2,642	2,661	2,924	2,664

Total expenses	119,770	105,917	141,068	117,095

Expenses waived/reimbursed by the Adviser (Note 3)	(115,193)	(104,738)	(137,046)	(110,674)

Net expenses	4,577	1,179	4,022	6,421

Net Investment Income (Loss)	145,977	52,315	318,090	124,669

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions – affiliated issuers	(136,049)	(41,684)	(186,691)	(30,325)

Net realized gain (loss)	(136,049)	(41,684)	(186,691)	(30,325)

Net change in unrealized appreciation/depreciation on:
Investment transactions – affiliated issuers	1,119,663	543,203	2,998,230	1,616,293

Net change in unrealized appreciation/depreciation	1,119,663	543,203	2,998,230	1,616,293

Net Realized and Unrealized Gain (Loss)	983,614	501,519	2,811,539	1,585,968

Net Increase (Decrease) in Net Assets from Operations	$1,129,591	$553,834	$3,129,629	$1,710,637

See accompanying notes to financial statements.

37

State Street Institutional Investment Trust

Statements of Operations — (continued)

For the Six Months Ended June 30, 2016 (Unaudited)

	State Street Target Retirement 2030 Fund	State Street Target Retirement 2035 Fund	State Street Target Retirement 2040 Fund	State Street Target Retirement 2045 Fund
Investment Income
Dividend income – affiliated issuers (Note 2)	169,305	49,108	61,956	14,106

Expenses
Advisory fee (Note 3)	14,513	6,201	11,158	3,532
Administration fees (Note 3)	14,513	6,201	11,158	3,532
Distribution fees (Note 3)
Class A	197	604	173	395
Custodian fees (Note 3)	12,839	12,752	12,853	12,600
Trustee’s fees and expenses (Note 4)	7,658	7,654	7,656	7,653
Transfer agent fees (Note 3)	20,326	19,555	20,694	19,031
Sub-transfer agent fee (Note 3)	227	82	216	–
Registration and filing fees	34,521	22,484	25,409	25,231
Professional fees	20,579	20,579	20,579	20,580
Printing and postage expenses	6,917	2,199	4,927	1,696
Insurance expense	130	66	123	78
Miscellaneous expenses	2,877	2,610	2,770	2,531

Total expenses	135,297	100,987	117,716	96,859

Expenses waived/reimbursed by the Adviser (Note 3)	(123,562)	(94,963)	(109,969)	(94,487)

Net expenses	11,735	6,024	7,747	2,372

Net Investment Income (Loss)	157,570	43,084	54,209	11,734

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions – affiliated issuers	(143,668)	(41,357)	(69,580)	(78,330)

Net realized gain (loss)	(143,668)	(41,357)	(69,580)	(78,330)

Net change in unrealized appreciation/depreciation on:
Investment transactions – affiliated issuers	2,808,095	1,299,420	2,135,522	845,828

Net change in unrealized appreciation/depreciation	2,808,095	1,299,420	2,135,522	845,828

Net Realized and Unrealized Gain (Loss)	2,664,427	1,258,063	2,065,942	767,498

Net Increase (Decrease) in Net Assets from Operations	$2,821,997	$1,301,147	$2,120,151	$779,232

See accompanying notes to financial statements.

38

State Street Institutional Investment Trust

Statements of Operations — (continued)

For the Six Months Ended June 30, 2016 (Unaudited)

	State Street Target Retirement 2050 Fund	State Street Target Retirement 2055 Fund	State Street Target Retirement 2060 Fund
Investment Income
Dividend income – affiliated issuers (Note 2)	10,011	4,444	832

Expenses
Advisory fee (Note 3)	2,536	1,136	203
Administration fees (Note 3)	2,536	1,098	203
Distribution fees (Note 3)
Class A	197	197	194
Custodian fees (Note 3)	12,622	12,467	12,325
Trustee’s fees and expenses (Note 4)	7,652	7,652	7,651
Transfer agent fees (Note 3)	19,010	19,032	19,012
Sub-transfer agent fee (Note 3)	230	–	–
Registration and filing fees	34,100	29,467	24,367
Professional fees	20,580	20,580	20,580
Printing and postage expenses	4,275	3,834	3,335
Insurance expense	22	101	110
Miscellaneous expenses	2,506	2,474	2,574

Total expenses	106,266	98,038	90,554

Expenses waived/reimbursed by the Adviser (Note 3)	(104,100)	(97,106)	(90,210)

Net expenses	2,166	932	344

Net Investment Income (Loss)	7,845	3,512	488

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions – affiliated issuers	(33,532)	(12,340)	(1,865)

Net realized gain (loss)	(33,532)	(12,340)	(1,865)

Net change in unrealized appreciation/depreciation on:
Investment transactions – affiliated issuers	576,067	227,307	50,293

Net change in unrealized appreciation/depreciation	576,067	227,307	50,293

Net Realized and Unrealized Gain (Loss)	542,535	214,967	48,428

Net Increase (Decrease) in Net Assets from Operations	$550,380	$218,479	$48,916

See accompanying notes to financial statements.

39

State Street Institutional Investment Trust

Statements of Changes in Net Assets

	State Street Target Retirement Fund		State Street Target Retirement 2015 Fund
	Six Months Ended 6/30/16 (Unaudited)	Year Ended 12/31/15	Six Months Ended 6/30/16 (Unaudited)	Year Ended 12/31/15
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$145,977	$388,431	$52,315	$83,158
Net realized gain (loss)	(136,049)	21,502	(41,684)	13,175
Net change in unrealized appreciation/depreciation	1,119,663	(951,858)	543,203	(191,735)

Net increase (decrease) in net assets resulting from operations	1,129,591	(541,925)	553,834	(95,402)

Distributions to Shareholders from:
Net investment income
Class A	–	(6,875)	–	(9,575)
Class I	–	(12,572)	–	(19,256)
Class K	–	(423,184)	–	(68,746)

Total distributions from net investment income	–	(442,631)	–	(97,577)

Net realized gain on investments
Class A	–	(446)	–	(3,082)
Class I	–	(708)	–	(5,356)
Class K	–	(23,832)	–	(19,119)

Total distributions from net realized gain on investments	–	(24,986)	–	(27,557)

Total distributions to shareholders	–	(467,617)	–	(125,134)

From Beneficial Interest Transactions:
Class A
Shares sold	–	–	–	19,093
Reinvestment of distributions	–	–	–	389

Net increase (decrease) from capital share transactions	–	–	–	19,482

Class I
Shares sold	22,175	263,364	31,726	478,703
Reinvestment of distributions	–	4,918	–	10,886
Shares redeemed	(2,983)	(14,601)	(52,532)	(10,053)

Net increase (decrease) from capital share transactions	19,192	253,681	(20,806)	479,536

Class K
Shares sold	4,757,774	25,201,323	5,802,441	3,479,044
Reinvestment of distributions	–	446,730	–	74,140
Shares redeemed	(2,652,778)	(3,960,380)	(1,161,261)	(1,419,489)

Net increase (decrease) from capital share transactions	2,104,996	21,687,673	4,641,180	2,133,695

Net increase (decrease) in net assets from beneficial interest transactions	2,124,188	21,941,354	4,620,374	2,632,713

Net increase (decrease) in net assets during the period	3,253,779	20,931,812	5,174,208	2,412,177

Net assets at beginning of period	23,325,598	2,393,786	5,322,505	2,910,328

Net Assets at End of Period	$26,579,377	$23,325,598	$10,496,713	$5,322,505

Undistributed (distribution in excess of) net investment income (loss)	$145,977	$–	$52,315	$–

Shares of Beneficial Interest:
Class A
Shares sold	–	–	–	1,851
Reinvestment of distributions	–	–	–	40

Net increase (decrease) from share transactions	–	–	–	1,891

Class I
Shares sold	2,249	26,040	3,242	47,498
Reinvestment of distributions	–	503	–	1,119
Shares redeemed	(296)	(1,470)	(5,349)	(1,015)

Net increase (decrease) from share transactions	1,953	25,073	(2,107)	47,602

Class K
Shares sold	488,726	2,466,852	606,678	341,849
Reinvestment of distributions	–	45,677	–	7,628
Shares redeemed	(266,899)	(392,094)	(117,609)	(141,333)

Net increase (decrease) from share transactions	221,827	2,120,435	489,069	208,144

See accompanying notes to financial statements.

40

State Street Institutional Investment Trust

Statements of Changes in Net Assets — (continued)

	State Street Target Retirement 2020 Fund		State Street Target Retirement 2025 Fund
	Six Months Ended 6/30/16 (Unaudited)	Year Ended 12/31/15	Six Months Ended 6/30/16 (Unaudited)	Year Ended 12/31/15
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$318,090	$1,072,275	$124,669	$466,364
Net realized gain (loss)	(186,691)	(68,335)	(30,325)	20,534
Net change in unrealized appreciation/depreciation	2,998,230	(3,275,754)	1,616,293	(1,307,490)

Net increase (decrease) in net assets resulting from operations	3,129,629	(2,277,214)	1,710,637	(820,592)

Distributions to Shareholders from:
Net investment income
Class A	–	(2,535)	–	(2,911)
Class I	–	(40,101)	–	(66,791)
Class K	–	(1,165,963)	–	(443,353)

Total distributions from net investment income	–	(1,208,599)	–	(513,055)

Net realized gain on investments
Class A	–	(130)	–	(469)
Class I	–	(1,820)	–	(9,439)
Class K	–	(52,927)	–	(62,650)

Total distributions from net realized gain on investments	–	(54,877)	–	(72,558)

Total distributions to shareholders	–	(1,263,476)	–	(585,613)

From Beneficial Interest Transactions:
Class A
Shares redeemed	–	(700,000)	–	(500,000)

Net increase (decrease) from capital share transactions	–	(700,000)	–	(500,000)

Class I
Shares sold	155,266	2,095,038	358,210	3,545,478
Reinvestment of distributions	–	41,240	–	74,740
Shares redeemed	(104,465)	(1,074,819)	(261,240)	(819,957)

Net increase (decrease) from capital share transactions	50,801	1,061,459	96,970	2,800,261

Class K
Shares sold	14,737,832	54,305,605	12,255,267	20,290,732
Reinvestment of distributions	–	1,218,209	–	504,513
Shares redeemed	(4,099,051)	(6,198,744)	(1,647,330)	(3,374,698)

Net increase (decrease) from capital share transactions	10,638,781	49,325,070	10,607,937	17,420,547

Net increase (decrease) from capital share transactions	–	49,686,529	–	–

Net increase (decrease) in net assets from beneficial interest transactions	10,689,582	–	10,704,907	19,720,808

Net increase (decrease) in net assets during the period	13,819,211	46,151,239	12,415,544	18,314,603

Net assets at beginning of period	54,239,903	8,088,664	25,266,741	6,952,138

Net Assets at End of Period	$68,059,114	$54,239,903	$37,682,285	$25,266,741

Undistributed (distribution in excess of) net investment income (loss)	$318,090	$–	$124,669	$–

Shares of Beneficial Interest:
Class A
Shares redeemed	–	(70,493)	–	(50,302)

Net increase (decrease) from share transactions	–	(70,493)	–	(50,302)

Class I
Shares sold	15,858	205,910	36,560	346,239
Reinvestment of distributions	–	4,212	–	7,627
Shares redeemed	(10,943)	(107,715)	(26,115)	(82,520)

Net increase (decrease) from share transactions	4,915	102,407	10,445	271,346

Class K
Shares sold	1,527,093	5,221,705	1,268,218	1,964,901
Reinvestment of distributions	–	124,434	–	51,429
Shares redeemed	(418,149)	(610,066)	(169,158)	(329,310)

Net increase (decrease) from share transactions	1,108,944	4,736,073	1,099,060	1,687,020

See accompanying notes to financial statements.

41

State Street Institutional Investment Trust

Statements of Changes in Net Assets — (continued)

	State Street Target Retirement 2030 Fund		State Street Target Retirement 2035 Fund
	Six Months Ended 6/30/16 (Unaudited)	Year Ended 12/31/15	Six Months Ended 6/30/16 (Unaudited)	Year Ended 12/31/15
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$157,570	$948,522	$43,084	$313,006
Net realized gain (loss)	(143,668)	44,459	(41,357)	112,216
Net change in unrealized appreciation/depreciation	2,808,095	(3,292,644)	1,299,420	(1,033,263)

Net increase (decrease) in net assets resulting from operations	2,821,997	(2,299,663)	1,301,147	(608,041)

Distributions to Shareholders from:
Net investment income
Class A	–	(2,903)	–	(7,505)
Class I	–	(41,975)	–	(24,736)
Class K	–	(980,918)	–	(302,182)

Total distributions from net investment income	–	(1,025,796)	–	(334,423)

Net realized gain on investments
Class A	–	(39)	–	(1,130)
Class I	–	(495)	–	(3,189)
Class K	–	(11,563)	–	(38,958)

Total distributions from net realized gain on investments	–	(12,097)	–	(43,277)

Total distributions to shareholders	–	(1,037,893)	–	(377,700)

From Beneficial Interest Transactions:
Class A
Shares redeemed	–	(500,000)	–	–

Net increase (decrease) from capital share transactions	–	(500,000)	–	–

Class I
Shares sold	263,828	2,100,119	185,308	1,448,614
Reinvestment of distributions	–	41,171	–	18,030
Shares redeemed	(88,185)	(635,900)	(59,130)	(470,339)

Net increase (decrease) from capital share transactions	175,643	1,505,390	126,178	996,305

Class K
Shares sold	15,832,838	50,162,805	11,192,382	16,271,335
Reinvestment of distributions	–	991,182	–	331,244
Shares redeemed	(2,869,748)	(3,078,374)	(2,052,888)	(1,709,612)

Net increase (decrease) from capital share transactions	12,963,090	48,075,613	9,139,494	14,892,967

Net increase (decrease) in net assets from beneficial interest transactions	13,138,733	49,081,003	9,265,672	15,889,272

Net increase (decrease) in net assets during the period	15,960,730	45,743,447	10,566,819	14,903,531

Net assets at beginning of period	50,339,525	4,596,078	19,127,999	4,224,468

Net Assets at End of Period	$66,300,255	$50,339,525	$29,694,818	$19,127,999

Undistributed (distribution in excess of) net investment income (loss)	$157,570	$–	$43,084	$–

Shares of Beneficial Interest:
Class A
Shares redeemed	–	(50,403)	–	–

Net increase (decrease) from share transactions	–	(50,403)	–	–

Class I
Shares sold	26,868	204,851	19,232	141,478
Reinvestment of distributions	–	(63,910)	–	1,832
Shares redeemed	(9,031)	4,193	(6,055)	(48,372)

Net increase (decrease) from share transactions	17,837	145,134	13,177	94,938

Class K
Shares sold	1,640,780	4,813,095	1,160,577	1,577,668
Reinvestment of distributions	–	100,832	–	33,629
Shares redeemed	(294,355)	(303,369)	(208,591)	(165,886)

Net increase (decrease) from share transactions	1,346,425	4,610,558	951,986	1,445,411

See accompanying notes to financial statements.

42

State Street Institutional Investment Trust

Statements of Changes in Net Assets — (continued)

	State Street Target Retirement 2040 Fund		State Street Target Retirement 2045 Fund
	Six Months Ended 6/30/16 (Unaudited)	Year Ended 12/31/15	Six Months Ended 6/30/16 (Unaudited)	Year Ended 12/31/15
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$54,209	$681,524	$11,734	$161,917
Net realized gain (loss)	(69,580)	(14,716)	(78,330)	41,536
Net change in unrealized appreciation/depreciation	2,135,522	(2,515,873)	845,828	(597,567)

Net increase (decrease) in net assets resulting from operations	2,120,151	(1,849,065)	779,232	(394,114)

Distributions to Shareholders from:
Net investment income
Class A	–	(2,389)	–	(4,950)
Class I	–	(28,489)	–	(13,746)
Class K	–	(675,956)	–	(146,988)

Total distributions from net investment income	–	(706,834)	–	(165,684)

Net realized gain on investments
Class A	–	(10)	–	(233)
Class I	–	(105)	–	(555)
Class K	–	(2,494)	–	(5,937)

Total distributions from net realized gain on investments	–	(2,609)	–	(6,725)

Total distributions to shareholders	–	(709,443)	–	(172,409)

From Beneficial Interest Transactions:
Class A
Shares redeemed	–	(350,000)	–	–

Net increase (decrease) from capital share transactions	–	(350,000)	–	–

Class I
Shares sold	208,239	1,480,464	176,249	522,915
Reinvestment of distributions	–	26,782	–	8,291
Shares redeemed	(64,404)	(442,151)	(53,545)	(49,329)

Net increase (decrease) from capital share transactions	143,835	1,065,095	122,704	481,877

Class K
Shares sold	14,874,187	38,333,743	9,360,071	8,858,523
Reinvestment of distributions	–	676,639	–	146,915
Shares redeemed	(2,552,007)	(2,690,187)	(1,610,586)	(449,038)

Net increase (decrease) from capital share transactions	12,322,180	36,320,195	7,749,485	8,556,400

Net increase (decrease) in net assets from beneficial interest transactions	12,466,015	37,035,290	7,872,189	9,038,277

Net increase (decrease) in net assets during the period	14,586,166	34,476,782	8,651,421	8,471,754

Net assets at beginning of period	37,000,925	2,524,143	9,477,770	1,006,016

Net Assets at End of Period	$51,587,091	$37,000,925	$18,129,191	$9,477,770

Undistributed (distribution in excess of) net investment income (loss)	$54,209	$–	$11,734	$–

Shares of Beneficial Interest:
Class A
Shares redeemed	–	(35,497)	–	–

Net increase (decrease) from share transactions	–	(35,497)	–	–

Class I
Shares sold	21,678	146,414	18,267	51,774
Reinvestment of distributions	–	2,736	–	854
Shares redeemed	(6,605)	(44,567)	(5,592)	(4,793)

Net increase (decrease) from share transactions	15,073	104,583	12,675	47,835

Class K
Shares sold	1,559,567	3,684,709	987,184	865,612
Reinvestment of distributions	–	69,115	–	15,130
Shares redeemed	(263,344)	(263,882)	(168,084)	(44,939)

Net increase (decrease) from share transactions	1,296,223	3,489,942	819,100	835,803

See accompanying notes to financial statements.

43

State Street Institutional Investment Trust

Statements of Changes in Net Assets — (continued)

	State Street Target Retirement 2050 Fund		State Street Target Retirement 2055 Fund
	Six Months Ended 6/30/16 (Unaudited)	Year Ended 12/31/15	Six Months Ended 6/30/16 (Unaudited)	Year Ended 12/31/15
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$7,845	$115,429	$3,512	$60,545
Net realized gain (loss)	(33,532)	27,943	(12,340)	17,083
Net change in unrealized appreciation/depreciation	576,067	(425,274)	227,307	(235,545)

Net increase (decrease) in net assets resulting from operations	550,380	(281,902)	218,479	(157,917)

Distributions to Shareholders from:
Net investment income	–	–	–	1

Net investment income
Class A	–	(2,505)	–	(2,587)
Class I	–	(13,951)	–	(4,139)
Class K	–	(101,651)	–	(55,216)

Total distributions from net investment income	–	(118,107)	–	(61,942)

Net realized gain on investments
Class A	–	(63)	–	(248)
Class I	–	(303)	–	(343)
Class K	–	(2,207)	–	(4,571)

Total distributions from net realized gain on investments	–	(2,573)	–	(5,162)

Total distributions to shareholders	–	(120,680)	–	(67,104)

From Beneficial Interest Transactions:
Class I
Shares sold	190,619	652,035	30,971	68,422
Reinvestment of distributions	–	11,274	–	1,233
Shares redeemed	(80,972)	(6,801)	(2,013)	(3,942)

Net increase (decrease) from capital share transactions	109,647	656,508	28,958	65,713

Class K
Shares sold	7,441,271	6,095,771	2,169,347	3,219,778
Reinvestment of distributions	–	100,879	–	56,539
Shares redeemed	(1,155,554)	(261,759)	(223,793)	(194,099)

Net increase (decrease) from capital share transactions	6,285,717	5,934,891	1,945,554	3,082,218

Net increase (decrease) in net assets from beneficial interest transactions	6,395,364	6,591,399	1,974,512	3,147,931

Net increase (decrease) in net assets during the period	6,945,744	6,188,817	2,192,991	2,922,910

Net assets at beginning of period	6,691,799	502,982	3,425,892	502,982

Net Assets at End of Period	$13,637,543	$6,691,799	$5,618,883	$3,425,892

Undistributed (distribution in excess of) net investment income (loss)	$7,845	$–	$3,512	$(1,397)

Shares of Beneficial Interest:
Class I
Shares sold	20,099	65,536	3,237	6,774
Reinvestment of distributions	–	1,164	–	128
Shares redeemed	(8,417)	(684)	(205)	(403)

Net increase (decrease) from share transactions	11,682	66,016	3,032	6,499

Class K
Shares sold	782,949	595,396	228,629	314,049
Reinvestment of distributions	–	10,411	–	5,847
Shares redeemed	(121,143)	(25,810)	(23,532)	(19,340)

Net increase (decrease) from share transactions	661,806	579,997	205,097	300,556

See accompanying notes to financial statements.

44

State Street Institutional Investment Trust

Statements of Changes in Net Assets — (continued)

	State Street Target Retirement 2060 Fund
	Six Months Ended 6/30/16 (Unaudited)	Year Ended 12/31/15
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$488	$11,218
Net realized gain (loss)	(1,865)	1,717
Net change in unrealized appreciation/depreciation	50,293	(39,623)

Net increase (decrease) in net assets resulting from operations	48,916	(26,688)

Distributions to Shareholders from:
Net investment income
Class A	–	(2,828)
Class I	–	(3,305)
Class K	–	(5,351)

Total distributions from net investment income	–	(11,484)

Net realized gain on investments
Class A	–	(1,880)
Class I	–	(1,917)
Class K	–	(3,103)

Total distributions from net realized gain on investments	–	(6,900)

Total distributions to shareholders	–	(18,384)

From Beneficial Interest Transactions:
Class I
Shares sold	7,095	3,454
Reinvestment of distributions	–	101
Shares redeemed	(9)	(3)

Net increase (decrease) from capital share transactions	7,086	3,552

Class K
Shares sold	384,323	227,182
Reinvestment of distributions	–	3,332
Shares redeemed	(26,965)	(103,056)

Net increase (decrease) from capital share transactions	357,358	127,458

Net increase (decrease) in net assets from beneficial interest transactions	364,444	131,010

Net increase (decrease) in net assets during the period	413,360	85,938

Net assets at beginning of period	588,986	503,048

Net Assets at End of Period	$1,002,346	$588,986

Undistributed (distribution in excess of) net investment income (loss)	$488	$–

Shares of Beneficial Interest:
Class I
Shares sold	743	347
Reinvestment of distributions	–	11
Shares redeemed	(1)	–

Net increase (decrease) from share transactions	742	358

Class K
Shares sold	42,101	22,197
Reinvestment of distributions	–	348
Shares redeemed	(2,869)	(10,872)

Net increase (decrease) from share transactions	39,232	11,673

Shares sold	–	9

See accompanying notes to financial statements.

45

State Street Institutional Investment Trust

Financial Highlights

Selected data for a share outstanding throughout each period

	State Street Target Retirement Fund
	Class A
	Six Months Ended 6/30/16 (Unaudited)		Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$9.79		$10.03	$10.00

Income (loss) from investment operations:
Net investment income (loss)(a)	0.04		0.15	0.05
Net realized and unrealized gain (loss)	0.35		(0.21)	0.01

Total from investment operations	0.39		(0.06)	0.06

Distributions to shareholders from:
Net investment income	–		(0.17)	(0.03)
Net realized gains	–		(0.01)	(0.00	)(b)

Total distributions	–		(0.18)	(0.03)

Net asset value, end of period	$10.18		$9.79	$10.03

Total return(c)	3.98%		(0.64)%	0.64%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$424		$408	$418
Ratios to average net assets:
Total expenses	1.18	%(d)	1.40%	21.65	%(d)
Net expenses	0.28	%(d)	0.26%	0.62	%(d)
Net investment income (loss)	0.90	%(d)	1.48%	1.82	%(d)
Portfolio turnover rate	13	%(e)	31%	8	%(e)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)	Amount is less than $0.005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(d)	Annualized.

(e)	Not annualized.

See accompanying notes to financial statements.

46

State Street Institutional Investment Trust

Financial Highlights — (continued)

Selected data for a share outstanding throughout each period

	State Street Target Retirement 2015 Fund
	Class A
	Six Months Ended 6/30/16 (Unaudited)		Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$9.72		$10.03	$10.00

Income (loss) from investment operations:
Net investment income (loss)(a)	0.04		0.17	0.05
Net realized and unrealized gain (loss)	0.38		(0.27)	0.03

Total from investment operations	0.42		(0.10)	0.08

Distributions to shareholders from:
Net investment income	–		(0.16)	(0.05)
Net realized gains	–		(0.05)	(0.00	)(b)

Total distributions	–		(0.21)	(0.05)

Net asset value, end of period	$10.14		$9.72	$10.03

Total return(c)	4.32%		(1.00)%	0.81%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$610		$585	$585
Ratios to average net assets:
Total expenses	2.53	%(d)	5.32%	15.05	%(d)
Net expenses	0.26	%(d)	0.27%	0.62	%(d)
Net investment income (loss)	0.87	%(d)	1.65%	2.06	%(d)
Portfolio turnover rate	18	%(e)	55%	39	%(e)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)	Amount is less than $0.005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(d)	Annualized.

(e)	Not annualized.

See accompanying notes to financial statements.

47

State Street Institutional Investment Trust

Financial Highlights — (continued)

Selected data for a share outstanding throughout each period

	State Street Target Retirement 2020 Fund
	Class A
	Six Months Ended 6/30/16 (Unaudited)		Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$9.76		$10.14	$10.00

Income (loss) from investment operations:
Net investment income (loss)(a)	0.04		0.24	0.05
Net realized and unrealized gain (loss)	0.39		(0.41)	0.12

Total from investment operations	0.43		(0.17)	0.17

Distributions to shareholders from:
Net investment income	–		(0.20)	(0.03)
Net realized gains	–		(0.01)	(0.00	)(b)

Total distributions	–		(0.21)	(0.03)

Net asset value, end of period	$10.19		$9.76	$10.14

Total return(c)	4.41%		(1.71)%	1.66%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$131		$125	$845
Ratios to average net assets:
Total expenses	0.70	%(d)	0.80%	9.36	%(d)
Net expenses	0.26	%(d)	0.26%	0.62	%(d)
Net investment income (loss)	0.77	%(d)	2.30%	2.32	%(d)
Portfolio turnover rate	7	%(e)	39%	5	%(e)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)	Amount is less than $0.005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(d)	Annualized.

(e)	Not annualized.

See accompanying notes to financial statements.

48

State Street Institutional Investment Trust

Financial Highlights — (continued)

Selected data for a share outstanding throughout each period

	State Street Target Retirement 2025 Fund
	Class A
	Six Months Ended 6/30/16 (Unaudited)		Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$9.74		$10.16	$10.00

Income (loss) from investment operations:
Net investment income (loss)(a)	0.03		0.23	0.06
Net realized and unrealized gain (loss)	0.39		(0.44)	0.13

Total from investment operations	0.42		(0.21)	0.19

Distributions to shareholders from:
Net investment income	–		(0.18)	(0.03)
Net realized gains	–		(0.03)	–

Total distributions	–		(0.21)	(0.03)

Net asset value, end of period	$10.16		$9.74	$10.16

Total return(b)	4.31%		(2.11)%	1.93%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$166		$159	$677
Ratios to average net assets:
Total expenses	0.98	%(c)	1.56%	10.90	%(c)
Net expenses	0.28	%(c)	0.28%	0.62	%(c)
Net investment income (loss)	0.53	%(c)	2.27%	2.38	%(c)
Portfolio turnover rate	6	%(d)	51%	13	%(d)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(c)	Annualized.

(d)	Not annualized.

See accompanying notes to financial statements.

49

State Street Institutional Investment Trust

Financial Highlights — (continued)

Selected data for a share outstanding throughout each period

	State Street Target Retirement 2030 Fund
	Class A
	Six Months Ended 6/30/16 (Unaudited)		Year Ended 12/31/15		For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$9.76		$10.15		$10.00

Income (loss) from investment operations:
Net investment income (loss)(a)	0.01		0.23		0.05
Net realized and unrealized gain (loss)	0.38		(0.44)		0.16

Total from investment operations	0.39		(0.21)		0.21

Distributions to shareholders from:
Net investment income	–		(0.18)		(0.06)
Net realized gains	–		(0.00	)(b)	–

Total distributions	–		(0.18)		(0.06)

Net asset value, end of period	$10.15		$9.76		$10.15

Total return(c)	4.00%		(2.07)%		2.12%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$165		$159		$676
Ratios to average net assets:
Total expenses	0.71	%(d)	0.84%		12.85	%(d)
Net expenses	0.29	%(d)	0.28%		0.62	%(d)
Net investment income (loss)	0.29	%(d)	2.21%		2.05	%(d)
Portfolio turnover rate	6	%(e)	33%		18	%(e)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)	Amount is less than $0.005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(d)	Annualized.

(e)	Not annualized.

See accompanying notes to financial statements.

50

State Street Institutional Investment Trust

Financial Highlights — (continued)

Selected data for a share outstanding throughout each period

	State Street Target Retirement 2035 Fund
	Class A
	Six Months Ended 6/30/16 (Unaudited)		Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$9.78		$10.17	$10.00

Income (loss) from investment operations:
Net investment income (loss)(a)	0.00	(b)	0.17	0.06
Net realized and unrealized gain (loss)	0.37		(0.39)	0.15

Total from investment operations	0.37		(0.22)	0.21

Distributions to shareholders from:
Net investment income	–		(0.15)	(0.04)
Net realized gains	–		(0.02)	–

Total distributions	–		(0.17)	(0.04)

Net asset value, end of period	$10.15		$9.78	$10.17

Total return(c)	3.78%		(2.15)%	2.13%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$508		$489	$508
Ratios to average net assets:
Total expenses	1.06	%(d)	2.08%	17.04	%(d)
Net expenses	0.29	%(d)	0.28%	0.62	%(d)
Net investment income (loss)	0.10	%(d)	1.65%	2.53	%(d)
Portfolio turnover rate	9	%(e)	38%	7	%(e)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)	Amount is less than $0.005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(d)	Annualized.

(e)	Not annualized.

See accompanying notes to financial statements.

51

State Street Institutional Investment Trust

Financial Highlights — (continued)

Selected data for a share outstanding throughout each period

	State Street Target Retirement 2040 Fund
	Class A
	Six Months Ended 6/30/16 (Unaudited)		Year Ended 12/31/15		For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$9.71		$10.13		$10.00

Income (loss) from investment operations:
Net investment income (loss)(a)	0.00	(b)	0.21		0.06
Net realized and unrealized gain (loss)	0.34		(0.47)		0.16

Total from investment operations	0.34		(0.26)		0.22

Distributions to shareholders from:
Net investment income	–		(0.16)		(0.09)
Net realized gains	–		(0.00	)(b)	–

Total distributions	–		(0.16)		(0.09)

Net asset value, end of period	$10.05		$9.71		$10.13

Total return(c)	3.50%		(2.53)%		2.17%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$146		$141		$506
Ratios to average net assets:
Total expenses	0.78	%(d)	1.04%		18.29	%(d)
Net expenses	0.28	%(d)	0.27%		0.62	%(d)
Net investment income (loss)	0.00	%(d)(e)	2.07%		2.28	%(d)
Portfolio turnover rate	5	%(f)	38%		5	%(f)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)	Amount is less than $0.005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(d)	Annualized.

(e)	Amount shown represents less than 0.5%.

(f)	Not annualized.

See accompanying notes to financial statements.

52

State Street Institutional Investment Trust

Financial Highlights — (continued)

Selected data for a share outstanding throughout each period

	State Street Target Retirement 2045 Fund
	Class A
	Six Months Ended 6/30/16 (Unaudited)		Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$9.64		$10.06	$10.00

Income (loss) from investment operations:
Net investment income (loss)(a)	0.00	(b)	0.17	0.05
Net realized and unrealized gain (loss)	0.34		(0.43)	0.17

Total from investment operations	0.34		(0.26)	0.22

Distributions to shareholders from:
Net investment income	–		(0.15)	(0.16)
Net realized gains	–		(0.01)	–

Total distributions	–		(0.16)	(0.16)

Net asset value, end of period	$9.98		$9.64	$10.06

Total return(c)	3.53%		(2.64)%	2.14%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$333		$321	$335
Ratios to average net assets:
Total expenses	1.61	%(d)	3.50%	30.47	%(d)
Net expenses	0.27	%(d)	0.26%	0.62	%(d)
Net investment income (loss)	(0.07	)%(d)	1.63%	2.07	%(d)
Portfolio turnover rate	10	%(e)	35%	5	%(e)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)	Amount is less than $0.005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(d)	Annualized.

(e)	Not annualized.

See accompanying notes to financial statements.

53

State Street Institutional Investment Trust

Financial Highlights — (continued)

Selected data for a share outstanding throughout each period

	State Street Target Retirement 2050 Fund
	Class A
	Six Months Ended 6/30/16 (Unaudited)		Year Ended 12/31/15		For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$9.62		$10.06		$10.00

Income (loss) from investment operations:
Net investment income (loss)(a)	0.00	(b)	0.16		0.05
Net realized and unrealized gain (loss)	0.34		(0.45)		0.16

Total from investment operations	0.34		(0.29)		0.21

Distributions to shareholders from:
Net investment income	–		(0.15)		(0.15)
Net realized gains	–		(0.00	)(b)	(0.00	)(b)

Total distributions	–		(0.15)		(0.15)

Net asset value, end of period	$9.96		$9.62		$10.06

Total return(c)	3.53%		(2.85)%		2.13%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$166		$160		$168
Ratios to average net assets:
Total expenses	2.34	%(d)	4.90%		59.96	%(d)
Net expenses	0.28	%(d)	0.27%		0.62	%(d)
Net investment income (loss)	(0.08	)%(d)	1.61%		2.03	%(d)
Portfolio turnover rate	8	%(e)	35%		7	%(e)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)	Amount is less than $0.005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(d)	Annualized.

(e)	Not annualized.

See accompanying notes to financial statements.

54

State Street Institutional Investment Trust

Financial Highlights — (continued)

Selected data for a share outstanding throughout each period

	State Street Target Retirement 2055 Fund
	Class A
	Six Months Ended 6/30/16 (Unaudited)		Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$9.60		$10.06	$10.00

Income (loss) from investment operations:
Net investment income (loss)(a)	0.00	(b)	0.16	0.05
Net realized and unrealized gain (loss)	0.34		(0.45)	0.16

Total from investment operations	0.34		(0.29)	0.21

Distributions to shareholders from:
Net investment income	–		(0.16)	(0.15)
Net realized gains	–		(0.01)	(0.00	)(b)

Total distributions	–		(0.17)	(0.15)

Net asset value, end of period	$9.94		$9.60	$10.06

Total return(c)	3.54%		(2.90)%	2.13%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$166		$160	$168
Ratios to average net assets:
Total expenses	4.71	%(d)	7.94%	59.87	%(d)
Net expenses	0.28	%(d)	0.27%	0.62	%(d)
Net investment income (loss)	(0.08	)%(d)	1.62%	2.03	%(d)
Portfolio turnover rate	5	%(e)	40%	7	%(e)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)	Amount is less than $0.005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(d)	Annualized.

(e)	Not annualized.

See accompanying notes to financial statements.

55

State Street Institutional Investment Trust

Financial Highlights — (continued)

Selected data for a share outstanding throughout each period

	State Street Target Retirement 2060 Fund
	Class A
	Six Months Ended 6/30/16 (Unaudited)		Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$9.50		$10.06	$10.00

Income (loss) from investment operations:
Net investment income (loss)(a)	0.00	(b)	0.17	0.05
Net realized and unrealized gain (loss)	0.32		(0.45)	0.16

Total from investment operations	0.32		(0.28)	0.21

Distributions to shareholders from:
Net investment income	–		(0.17)	(0.15)
Net realized gains	–		(0.11)	(0.00	)(b)

Total distributions	–		(0.28)	(0.15)

Net asset value, end of period	$9.82		$9.50	$10.06

Total return(c)	3.37%		(2.78)%	2.12%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$164		$158	$168
Ratios to average net assets:
Total expenses	22.56	%(d)	30.01%	59.73	%(d)
Net expenses	0.28	%(d)	0.27%	0.62	%(d)
Net investment income (loss)	(0.08	)%(d)	1.68%	2.04	%(d)
Portfolio turnover rate	17	%(e)	73%	7	%(e)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)	Amount is less than $0.005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(d)	Annualized.

(e)	Not annualized.

See accompanying notes to financial statements.

56

State Street Institutional Investment Trust

Financial Highlights — (continued)

Selected data for a share outstanding throughout each period

	State Street Target Retirement Fund
	Class I
	Six Months Ended 6/30/16 (Unaudited)		Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$9.79		$10.03	$10.00

Income (loss) from investment operations
Net investment income (loss)(a)	0.06		0.19	0.05
Net realized and unrealized gain (loss)	0.34		(0.23)	0.02

Total from investment operations	0.40		(0.04)	0.07

Distributions to shareholders from:
Net investment income	–		(0.19)	(0.04)
Net realized gains	–		(0.01)	(0.00	)(b)

Total distributions	–		(0.20)	(0.04)

Net asset value, end of period	$10.19		$9.79	$10.03

Total return(c)	4.09%		(0.39)%	0.70%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$700		$653	$418
Ratios to average net assets:
Total expenses	0.93	%(d)	1.15%	21.40	%(d)
Net expenses	0.03	%(d)	0.01%	0.37	%(d)
Net investment income (loss)	1.15	%(d)	1.94%	2.07	%(d)
Portfolio turnover rate	13	%(e)	31%	8	%(e)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)	Amount is less than $0.005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(d)	Annualized.

(e)	Not annualized.

See accompanying notes to financial statements.

57

State Street Institutional Investment Trust

Financial Highlights — (continued)

Selected data for a share outstanding throughout each period

	State Street Target Retirement 2015 Fund
	Class I
	Six Months Ended 6/30/16 (Unaudited)		Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$9.72		$10.03	$10.00

Income (loss) from investment operations
Net investment income (loss)(a)	0.05		0.23	0.06
Net realized and unrealized gain (loss)	0.38		(0.31)	0.03

Total from investment operations	0.43		(0.08)	0.09

Distributions to shareholders from:
Net investment income	–		(0.18)	(0.06)
Net realized gains	–		(0.05)	(0.00	)(b)

Total distributions	–		(0.23)	(0.06)

Net asset value, end of period	$10.15		$9.72	$10.03

Total return(c)	4.42%		(0.75)%	0.87%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,054		$1,030	$585
Ratios to average net assets:
Total expenses	2.28	%(d)	5.07%	14.80	%(d)
Net expenses	0.01	%(d)	0.02%	0.37	%(d)
Net investment income (loss)	1.12	%(d)	2.32%	2.31	%(d)
Portfolio turnover rate	18	%(e)	55%	39	%(e)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)	Amount is less than $0.005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(d)	Annualized.

(e)	Not annualized.

See accompanying notes to financial statements.

58

State Street Institutional Investment Trust

Financial Highlights — (continued)

Selected data for a share outstanding throughout each period

	State Street Target Retirement 2020 Fund
	Class I
	Six Months Ended 6/30/16 (Unaudited)		Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$9.75		$10.14	$10.00

Income (loss) from investment operations
Net investment income (loss)(a)	0.05		0.33	0.06
Net realized and unrealized gain (loss)	0.39		(0.49)	0.11

Total from investment operations	0.44		(0.16)	0.17

Distributions to shareholders from:
Net investment income	–		(0.22)	(0.03)
Net realized gains	–		(0.01)	(0.00	)(b)

Total distributions	–		(0.23)	(0.03)

Net asset value, end of period	$10.19		$9.75	$10.14

Total return(c)	4.51%		(1.56)%	1.72%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,943		$1,811	$845
Ratios to average net assets:
Total expenses	0.49	%(d)	0.55%	9.11	%(d)
Net expenses	0.05	%(d)	0.01%	0.37	%(d)
Net investment income (loss)	0.99	%(d)	3.28%	2.57	%(d)
Portfolio turnover rate	7	%(e)	39%	5	%(e)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)	Amount is less than $0.005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(d)	Annualized.

(e)	Not annualized.

See accompanying notes to financial statements.

59

State Street Institutional Investment Trust

Financial Highlights — (continued)

Selected data for a share outstanding throughout each period

	State Street Target Retirement 2025 Fund
	Class I
	Six Months Ended 6/30/16 (Unaudited)		Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$9.74		$10.16	$10.00

Income (loss) from investment operations
Net investment income (loss)(a)	0.07		0.37	0.06
Net realized and unrealized gain (loss)	0.36		(0.56)	0.14

Total from investment operations	0.43		(0.19)	0.20

Distributions to shareholders from:
Net investment income	–		(0.20)	(0.04)
Net realized gains	–		(0.03)	–

Total distributions	–		(0.23)	(0.04)

Net asset value, end of period	$10.17		$9.74	$10.16

Total return(b)	4.41%		(1.87)%	1.99%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,545		$3,293	$677
Ratios to average net assets:
Total expenses	0.77	%(c)	1.31%	10.65	%(c)
Net expenses	0.07	%(c)	0.03%	0.37	%(c)
Net investment income (loss)	0.74	%(c)	3.71%	5.10	%(c)
Portfolio turnover rate	6	%(d)	51%	13	%(d)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(c)	Annualized.

(d)	Not annualized.

See accompanying notes to financial statements.

60

State Street Institutional Investment Trust

Financial Highlights — (continued)

Selected data for a share outstanding throughout each period

	State Street Target Retirement 2030 Fund
	Class I
	Six Months Ended 6/30/16 (Unaudited)		Year Ended 12/31/15		For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$9.76		$10.15		$10.00

Income (loss) from investment operations
Net investment income (loss)(a)	0.03		0.35		0.06
Net realized and unrealized gain (loss)	0.37		(0.54)		0.16

Total from investment operations	0.40		(0.19)		0.22

Distributions to shareholders from:
Net investment income	–		(0.20)		(0.07)
Net realized gains	–		(0.00	)(b)	–

Total distributions	–		(0.20)		(0.07)

Net asset value, end of period	$10.16		$9.76		$10.15

Total return(c)	4.10%		(1.83)%		2.18%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,333		$2,066		$676
Ratios to average net assets:
Total expenses	0.48	%(d)	0.59%		12.59	%(d)
Net expenses	0.06	%(d)	0.03%		0.37	%(d)
Net investment income (loss)	0.52	%(d)	3.52%		2.30	%(d)
Portfolio turnover rate	6	%(e)	33%		18	%(e)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)	Amount is less than $0.005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(d)	Annualized.

(e)	Not annualized.

See accompanying notes to financial statements.

61

State Street Institutional Investment Trust

Financial Highlights — (continued)

Selected data for a share outstanding throughout each period

	State Street Target Retirement 2035 Fund
	Class I
	Six Months Ended 6/30/16 (Unaudited)		Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$9.77		$10.17	$10.00

Income (loss) from investment operations
Net investment income (loss)(a)	0.02		0.31	0.07
Net realized and unrealized gain (loss)	0.37		(0.51)	0.15

Total from investment operations	0.39		(0.20)	0.22

Distributions to shareholders from:
Net investment income	–		(0.18)	(0.05)
Net realized gains	–		(0.02)	–

Total distributions	–		(0.20)	(0.05)

Net asset value, end of period	$10.16		$9.77	$10.17

Total return(b)	3.99%		(2.00)%	2.20%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,606		$1,416	$508
Ratios to average net assets:
Total expenses	0.82	%(c)	1.83%	16.79	%(c)
Net expenses	0.05	%(c)	0.03%	0.37	%(c)
Net investment income (loss)	0.34	%(c)	3.07%	2.78	%(c)
Portfolio turnover rate	9	%(d)	38%	7	%(d)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(c)	Annualized.

(d)	Not annualized.

See accompanying notes to financial statements.

62

State Street Institutional Investment Trust

Financial Highlights — (continued)

Selected data for a share outstanding throughout each period

	State Street Target Retirement 2040 Fund
	Class I
	Six Months Ended 6/30/16 (Unaudited)		Year Ended 12/31/15		For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$9.71		$10.13		$10.00

Income (loss) from investment operations
Net investment income (loss)(a)	0.01		0.40		0.06
Net realized and unrealized gain (loss)	0.35		(0.63)		0.16

Total from investment operations	0.36		(0.23)		0.22

Distributions to shareholders from:
Net investment income	–		(0.19)		(0.09)
Net realized gains	–		(0.00	)(b)	–

Total distributions	–		(0.19)		(0.09)

Net asset value, end of period	$10.07		$9.71		$10.13

Total return(c)	3.71%		(2.28)%		2.23%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,709		$1,501		$506
Ratios to average net assets:
Total expenses	0.55	%(d)	0.79%		18.04	%(d)
Net expenses	0.06	%(d)	0.02%		0.37	%(d)
Net investment income (loss)	0.22	%(d)	4.02%		2.53	%(d)
Portfolio turnover rate	5	%(e)	38%		5	%(e)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)	Amount is less than $0.005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(d)	Annualized.

(e)	Not annualized.

See accompanying notes to financial statements.

63

State Street Institutional Investment Trust

Financial Highlights — (continued)

Selected data for a share outstanding throughout each period

	State Street Target Retirement 2045 Fund
	Class I
	Six Months Ended 6/30/16 (Unaudited)		Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$9.64		$10.06	$10.00

Income (loss) from investment operations
Net investment income (loss)(a)	0.01		0.30	0.06
Net realized and unrealized gain (loss)	0.34		(0.54)	0.16

Total from investment operations	0.35		(0.24)	0.22

Distributions to shareholders from:
Net investment income	–		(0.17)	(0.16)
Net realized gains	–		(0.01)	–

Total distributions	–		(0.18)	(0.16)

Net asset value, end of period	$9.99		$9.64	$10.06

Total return(b)	3.63%		(2.40)%	2.20%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$937		$782	$335
Ratios to average net assets:
Total expenses	1.36	%(c)	3.25%	30.22	%(c)
Net expenses	0.03	%(c)	0.01%	0.37	%(c)
Net investment income (loss)	0.18	%(c)	2.97%	2.32	%(c)
Portfolio turnover rate	10	%(d)	35%	5	%(d)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(c)	Annualized.

(d)	Not annualized.

See accompanying notes to financial statements.

64

State Street Institutional Investment Trust

Financial Highlights — (continued)

Selected data for a share outstanding throughout each period

	State Street Target Retirement 2050 Fund
	Class I
	Six Months Ended 6/30/16 (Unaudited)		Year Ended 12/31/15		For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$9.62		$10.06		$10.00

Income (loss) from investment operations
Net investment income (loss)(a)	0.01		0.43		0.06
Net realized and unrealized gain (loss)	0.33		(0.69)		0.16

Total from investment operations	0.34		(0.26)		0.22

Distributions to shareholders from:
Net investment income	–		0.18		(0.16)
Net realized gains	–		(0.00	)(b)	(0.00	)(b)

Total distributions	–		0.18		(0.16)

Net asset value, end of period	$9.96		$9.62		$10.06

Total return(c)	3.53%		(2.61)%		2.20%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$940		$795		$168
Ratios to average net assets:
Total expenses	2.14	%(d)	4.65%		59.71	%(d)
Net expenses	0.09	%(d)	0.02%		0.37	%(d)
Net investment income (loss)	0.12	%(d)	4.40%		2.28	%(d)
Portfolio turnover rate	8	%(e)	35%		7	%(e)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)	Amount is less than $0.005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(d)	Annualized.

(e)	Not annualized.

See accompanying notes to financial statements.

65

State Street Institutional Investment Trust

Financial Highlights — (continued)

Selected data for a share outstanding throughout each period

	State Street Target Retirement 2055 Fund
	Class I
	Six Months Ended 6/30/16 (Unaudited)		Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$9.60		$10.06	$10.00

Income (loss) from investment operations
Net investment income (loss)(a)	0.01		0.22	0.06
Net realized and unrealized gain (loss)	0.34		(0.50)	0.16

Total from investment operations	0.35		(0.28)	0.22

Distributions to shareholders from:
Net investment income	–		(0.18)	(0.16)
Net realized gains	–		(0.01)	(0.00	)(b)

Total distributions	–		(0.19)	(0.16)

Net asset value, end of period	$9.95		$9.60	$10.06

Total return(c)	3.65%		(2.65)%	2.20%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$261		$222	$168
Ratios to average net assets:
Total expenses	4.45	%(d)	7.69%	59.62	%(d)
Net expenses	0.03	%(d)	0.02%	0.37	%(d)
Net investment income (loss)	0.17	%(d)	2.20%	2.28	%(d)
Portfolio turnover rate	5	%(e)	40%	7	%(e)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)	Amount is less than $0.005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(d)	Annualized.

(e)	Not annualized.

See accompanying notes to financial statements.

66

State Street Institutional Investment Trust

Financial Highlights — (continued)

Selected data for a share outstanding throughout each period

	State Street Target Retirement 2060 Fund
	Class I
	Six Months Ended 6/30/16 (Unaudited)		Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$9.50		$10.06	$10.00

Income (loss) from investment operations
Net investment income (loss)(a)	0.01		0.20	0.06
Net realized and unrealized gain (loss)	0.32		(0.46)	0.16

Total from investment operations	0.33		(0.26)	0.22

Distributions to shareholders from:
Net investment income	–		(0.19)	(0.16)
Net realized gains	–		(0.11)	(0.00	)(b)

Total distributions	–		(0.30)	(0.16)

Net asset value, end of period	$9.83		$9.50	$10.06

Total return(c)	3.47%		(2.53)%	2.18%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$175		$162	$168
Ratios to average net assets:
Total expenses	22.31	%(d)	29.76%	59.48	%(d)
Net expenses	0.03	%(d)	0.02%	0.37	%(d)
Net investment income (loss)	0.16	%(d)	1.96%	2.29	%(d)
Portfolio turnover rate	17	%(e)	73%	7	%(e)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)	Amount is less than $0.005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(d)	Annualized.

(e)	Not annualized.

See accompanying notes to financial statements.

67

State Street Institutional Investment Trust

Financial Highlights — (continued)

Selected data for a share outstanding throughout each period

	State Street Target Retirement Fund
	Class K
	Six Months Ended 6/30/16 (Unaudited)		Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$9.78		$10.03	$10.00

Income (loss) from investment operations
Net investment income (loss)(a)	0.06		0.20	0.06
Net realized and unrealized gain (loss)	0.35		(0.25)	0.02

Total from investment operations	0.41		(0.05)	0.08

Distributions to shareholders from:
Net investment income	–		(0.19)	(0.05)
Net realized gains	–		(0.01)	(0.00	)(b)

Total distributions	–		(0.20)	(0.05)

Net asset value, end of period	$10.19		$9.78	$10.03

Total return(c)	4.19%		(0.49)%	0.75%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$25,455		$22,265	$1,558
Ratios to average net assets:
Total expenses	0.93	%(d)	1.15%	25.06	%(d)
Net expenses	0.03	%(d)	0.01%	0.17	%(d)
Net investment income (loss)	1.15	%(d)	1.99%	2.59	%(d)
Portfolio turnover rate	13	%(e)	31%	8	%(e)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)	Amount is less than $0.005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(d)	Annualized.

(e)	Not annualized.

See accompanying notes to financial statements.

68

State Street Institutional Investment Trust

Financial Highlights — (continued)

Selected data for a share outstanding throughout each period

	State Street Target Retirement 2015 Fund
	Class K
	Six Months Ended 6/30/16 (Unaudited)		Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$9.72		$10.03	$10.00

Income (loss) from investment operations
Net investment income (loss)(a)	0.06		0.22	0.06
Net realized and unrealized gain (loss)	0.37		(0.30)	0.03

Total from investment operations	0.43		(0.08)	0.09

Distributions to shareholders from:
Net investment income	–		(0.18)	(0.06)
Net realized gains	–		(0.05)	(0.00	)(b)

Total distributions	–		(0.23)	(0.06)

Net asset value, end of period	$10.15		$9.72	$10.03

Total return(c)	4.42%		(0.74)%	0.92%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$8,833		$3,707	$1,740
Ratios to average net assets:
Total expenses	2.28	%(d)	5.07%	18.68	%(d)
Net expenses	0.01	%(d)	0.02%	0.17	%(d)
Net investment income (loss)	1.16	%(d)	2.19%	2.50	%(d)
Portfolio turnover rate	18	%(e)	55%	39	%(e)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)	Amount is less than $0.005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(d)	Annualized.

(e)	Not annualized.

See accompanying notes to financial statements.

69

State Street Institutional Investment Trust

Financial Highlights — (continued)

Selected data for a share outstanding throughout each period

	State Street Target Retirement 2020 Fund
	Class K
	Six Months Ended 6/30/16 (Unaudited)		Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$9.74		$10.13	$10.00

Income (loss) from investment operations
Net investment income (loss)(a)	0.05		0.23	0.04
Net realized and unrealized gain (loss)	0.40		(0.39)	0.13

Total from investment operations	0.45		(0.16)	0.17

Distributions to shareholders from:
Net investment income	–		(0.22)	(0.04)
Net realized gains	–		(0.01)	(0.00	)(b)

Total distributions	–		(0.23)	(0.04)

Net asset value, end of period	$10.19		$9.74	$10.13

Total return(c)	4.62%		(1.57)%	1.67%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$65,985		$52,303	$6,399
Ratios to average net assets:
Total expenses	0.45	%(d)	0.55%	11.13	%(d)
Net expenses	0.01	%(d)	0.01%	0.17	%(d)
Net investment income (loss)	1.03	%(d)	2.29%	1.62	%(d)
Portfolio turnover rate	7	%(e)	39%	5	%(e)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)	Amount is less than $0.005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(d)	Annualized.

(e)	Not annualized.

See accompanying notes to financial statements.

70

State Street Institutional Investment Trust

Financial Highlights — (continued)

Selected data for a share outstanding throughout each period

	State Street Target Retirement 2025 Fund
	Class K
	Six Months Ended 6/30/16 (Unaudited)		Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$9.75		$10.16	$10.00

Income (loss) from investment operations
Net investment income (loss)(a)	0.02		0.29	0.05
Net realized and unrealized gain (loss)	0.41		(0.47)	0.15

Total from investment operations	0.43		(0.18)	0.20

Distributions to shareholders from:
Net investment income	–		(0.20)	(0.04)
Net realized gains	–		(0.03)	–

Total distributions	–		(0.23)	(0.04)

Net asset value, end of period	$10.18		$9.75	$10.16

Total return(b)	4.41%		(1.77)%	2.04%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$33,971		$21,815	$5,597
Ratios to average net assets:
Total expenses	0.73	%(c)	1.31%	11.75	%(c)
Net expenses	0.03	%(c)	0.03%	0.17	%(c)
Net investment income (loss)	0.79	%(c)	2.86%	2.19	%(c)
Portfolio turnover rate	6	%(d)	51%	13	%(d)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(c)	Annualized.

(d)	Not annualized.

See accompanying notes to financial statements.

71

State Street Institutional Investment Trust

Financial Highlights — (continued)

Selected data for a share outstanding throughout each period

	State Street Target Retirement 2030 Fund
	Class K
	Six Months Ended 6/30/16 (Unaudited)		Year Ended 12/31/15		For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$9.76		$10.15		$10.00

Income (loss) from investment operations
Net investment income (loss)(a)	0.03		0.25		0.07
Net realized and unrealized gain (loss)	0.38		(0.44)		0.15

Total from investment operations	0.41		(0.19)		0.22

Distributions to shareholders from:
Net investment income	–		(0.20)		(0.07)
Net realized gains	–		(0.00	)(b)	–

Total distributions	–		(0.20)		(0.07)

Net asset value, end of period	$10.17		$9.76		$10.15

Total return(c)	4.20%		(1.83)%		2.23%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$63,802		$48,114		$3,243
Ratios to average net assets:
Total expenses	0.46	%(d)	0.59%		14.05	%(d)
Net expenses	0.04	%(d)	0.03%		0.17	%(d)
Net investment income (loss)	0.54	%(d)	2.42%		2.64	%(d)
Portfolio turnover rate	6	%(e)	33%		18	%(e)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)	Amount is less than $0.005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(d)	Annualized.

(e)	Not annualized.

See accompanying notes to financial statements.

72

State Street Institutional Investment Trust

Financial Highlights — (continued)

Selected data for a share outstanding throughout each period

	State Street Target Retirement 2035 Fund
	Class K
	Six Months Ended 6/30/16 (Unaudited)		Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$9.78		$10.17	$10.00

Income (loss) from investment operations
Net investment income (loss)(a)	0.02		0.32	0.03
Net realized and unrealized gain (loss)	0.37		(0.51)	0.20

Total from investment operations	0.39		(0.19)	0.23

Distributions to shareholders from:
Net investment income	–		(0.18)	(0.06)
Net realized gains	–		(0.02)	–

Total distributions	–		(0.20)	(0.06)

Net asset value, end of period	$10.17		$9.78	$10.17

Total return(b)	3.99%		(1.90)%	2.25%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$27,581		$17,223	$3,208
Ratios to average net assets:
Total expenses	0.81	%(c)	1.83%	17.89	%(c)
Net expenses	0.04	%(c)	0.03%	0.17	%(c)
Net investment income (loss)	0.35	%(c)	3.12%	1.28	%(c)
Portfolio turnover rate	9	%(d)	38%	7	%(d)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(c)	Annualized.

(d)	Not annualized.

See accompanying notes to financial statements.

73

State Street Institutional Investment Trust

Financial Highlights — (continued)

Selected data for a share outstanding throughout each period

	State Street Target Retirement 2040 Fund
	Class K
	Six Months Ended 6/30/16 (Unaudited)		Year Ended 12/31/15		For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$9.72		$10.13		$10.00

Income (loss) from investment operations
Net investment income (loss)(a)	0.01		0.25		0.05
Net realized and unrealized gain (loss)	0.35		(0.47)		0.18

Total from investment operations	0.36		(0.22)		0.23

Distributions to shareholders from:
Net investment income	–		(0.19)		(0.10)
Net realized gains	–		(0.00	)(b)	–

Total distributions	–		(0.19)		(0.10)

Net asset value, end of period	$10.08		$9.72		$10.13

Total return(c)	3.70%		(2.18)%		2.28%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$49,733		$35,359		$1,512
Ratios to average net assets:
Total expenses	0.52	%(d)	0.79%		20.53	%(d)
Net expenses	0.03	%(d)	0.02%		0.17	%(d)
Net investment income (loss)	0.24	%(d)	2.47%		1.90	%(d)
Portfolio turnover rate	5	%(e)	38%		5	%(e)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)	Amount is less than $0.005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(d)	Annualized.

(e)	Not annualized.

See accompanying notes to financial statements.

74

State Street Institutional Investment Trust

Financial Highlights — (continued)

Selected data for a share outstanding throughout each period

	State Street Target Retirement 2045 Fund
	Class K
	Six Months Ended 6/30/16 (Unaudited)		Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$9.63		$10.06	$10.00

Income (loss) from investment operations
Net investment income (loss)(a)	0.01		0.30	0.06
Net realized and unrealized gain (loss)	0.35		(0.55)	0.17

Total from investment operations	0.36		(0.25)	0.23

Distributions to shareholders from:
Net investment income	–		(0.17)	(0.17)
Net realized gains	–		(0.01)	–

Total distributions	–		(0.18)	(0.17)

Net asset value, end of period	$9.99		$9.63	$10.06

Total return(b)	3.74%		(2.40)%	2.25%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$16,859		$8,374	$335
Ratios to average net assets:
Total expenses	1.36	%(c)	3.25%	30.02	%(c)
Net expenses	0.03	%(c)	0.01%	0.17	%(c)
Net investment income (loss)	0.17	%(c)	2.99%	2.53	%(c)
Portfolio turnover rate	10	%(d)	35%	5	%(d)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(c)	Annualized.

(d)	Not annualized.

See accompanying notes to financial statements.

75

State Street Institutional Investment Trust

Financial Highlights — (continued)

Selected data for a share outstanding throughout each period

	State Street Target Retirement 2050 Fund
	Class K
	Six Months Ended 6/30/16 (Unaudited)		Year Ended 12/31/15		For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$9.61		$10.06		$10.00

Income (loss) from investment operations
Net investment income (loss)(a)	0.01		0.28		0.06
Net realized and unrealized gain (loss)	0.34		(0.55)		0.16

Total from investment operations	0.35		(0.27)		0.22

Distributions to shareholders from:
Net investment income	–		0.18		(0.16)
Net realized gains	–		(0.00	)(b)	(0.00	)(b)

Total distributions	–		0.18		(0.16)

Net asset value, end of period	$9.96		$9.61		$10.06

Total return(c)	3.64%		(2.71)%		2.25%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$12,532		$5,736		$168
Ratios to average net assets:
Total expenses	2.09	%(d)	4.65%		59.52	%(d)
Net expenses	0.03	%(d)	0.02%		0.17	%(d)
Net investment income (loss)	0.16	%(d)	2.82%		2.48	%(d)
Portfolio turnover rate	8	%(e)	35%		7	%(e)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)	Amount is less than $0.005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(d)	Annualized.

(e)	Not annualized.

See accompanying notes to financial statements.

76

State Street Institutional Investment Trust

Financial Highlights — (continued)

Selected data for a share outstanding throughout each period

	State Street Target Retirement 2055 Fund
	Class K
	Six Months Ended 6/30/16 (Unaudited)		Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$9.59		$10.06	$10.00

Income (loss) from investment operations
Net investment income (loss)(a)	0.01		0.27	0.06
Net realized and unrealized gain (loss)	0.34		(0.55)	0.16

Total from investment operations	0.35		(0.28)	0.22

Distributions to shareholders from:
Net investment income	–		(0.18)	(0.16)
Net realized gains	–		(0.01)	(0.00	)(b)

Total distributions	–		(0.19)	(0.16)

Net asset value, end of period	$9.94		$9.59	$10.06

Total return(c)	3.65%		(2.75)%	2.25%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,193		$3,043	$168
Ratios to average net assets:
Total expenses	4.45	%(d)	7.69%	59.42	%(d)
Net expenses	0.03	%(d)	0.02%	0.17	%(d)
Net investment income (loss)	0.17	%(d)	2.64%	2.48	%(d)
Portfolio turnover rate	5	%(e)	40%	7	%(e)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)	Amount is less than $0.005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(d)	Annualized.

(e)	Not annualized.

See accompanying notes to financial statements.

77

State Street Institutional Investment Trust

Financial Highlights — (continued)

Selected data for a share outstanding throughout each period

	State Street Target Retirement 2060 Fund
	Class K
	Six Months Ended 6/30/16 (Unaudited)		Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$9.49		$10.06	$10.00

Income (loss) from investment operations
Net investment income (loss)(a)	0.01		0.19	0.06
Net realized and unrealized gain (loss)	0.33		(0.45)	0.16

Total from investment operations	0.34		(0.26)	0.22

Distributions to shareholders from:
Net investment income	–		(0.20)	(0.16)
Net realized gains	–		(0.11)	(0.00	)(b)

Total distributions	–		(0.31)	(0.16)

Net asset value, end of period	$9.83		$9.49	$10.06

Total return(c)	3.58%		(2.53)%	2.24%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$664		$269	$168
Ratios to average net assets:
Total expenses	22.31	%(d)	29.76%	59.28	%(d)
Net expenses	0.04	%(d)	0.02%	0.17	%(d)
Net investment income (loss)	0.17	%(d)	1.88%	2.49	%(d)
Portfolio turnover rate	17	%(e)	73%	7	%(e)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)	Amount is less than $0.005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(d)	Annualized.

(e)	Not annualized.

See accompanying notes to financial statements.

78

State Street Institutional Investment Trust

Notes to Financial Statements

June 30, 2016 (Unaudited)

1.	Organization

State Street Institutional Investment Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company that was organized as a Massachusetts business trust on February 16, 2000.

As of June 30, 2016, the Trust consists of 47 series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust (each a “Fund”, and collectively, the “Funds”). The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at no par value. The financial statements herein relate to the following Funds:

Fund	Classes	Commencement of Operations	Diversification Classification
State Street Target Retirement Fund	Class A Class I Class K	September 30, 2014 September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement Fund 2015	Class A Class I Class K	September 30, 2014 September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement Fund 2020	Class A Class I Class K	September 30, 2014 September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement Fund 2025	Class A Class I Class K	September 30, 2014 September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement Fund 2030	Class A Class I Class K	September 30, 2014 September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement Fund 2035	Class A Class I Class K	September 30, 2014 September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement Fund 2040	Class A Class I Class K	September 30, 2014 September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement Fund 2045	Class A Class I Class K	September 30, 2014 September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement Fund 2050	Class A Class I Class K	September 30, 2014 September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement Fund 2055	Class A Class I Class K	September 30, 2014 September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement Fund 2060	Class A Class I Class K	September 30, 2014 September 30, 2014 September 30, 2014	Diversified

79

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

Each Fund is a “fund of funds” that invests in a combination of mutual funds and exchange traded funds (“ETFs”) sponsored by the Adviser or its affiliates (“Underlying Funds”). The Underlying Funds may invest in a wide variety of asset classes, including equity and fixed-income securities of issuers anywhere in the world, including emerging markets investments, and including, among others, high yield, commodity, and real estate investments. The Underlying Funds may invest in obligations of domestic U.S. issuers, non-U.S. issuers, or both.

Class A shares are available to the general public for investment through transaction-based financial intermediaries. Class A shares impose a sales charge (as a percentage of offering price) and may be subject to a 4.50% contingent deferred sales charge (“CDSC”) if no initial sales charge was paid at the time of purchase of an investment of $1,000,000 or more and the shares are redeemed within 18 months of purchase. Class I and K shares are sold without a sales charge and only to certain eligible investors.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value each Fund’s investments by major category are as follows:

•

Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

80

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate the Funds’ net asset value and the prices used by the Funds’ underlying indices, which in turn could result in a difference between the Funds’ performance and the performance of the Funds’ underlying indices. Various inputs are used in determining the value of the Funds’ investments. These inputs are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes.

The Funds value their assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of each Fund’s investments according to the fair value hierarchy as of June 30, 2016, is disclosed in each Fund’s respective Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Funds had no material transfers between levels for the period ended June 30, 2016.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

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Notes to Financial Statements — (continued)

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Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date, net of any foreign taxes withheld at source, if any.

Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.

Expenses

Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. Class specific expenses are borne by each class.

Distributions

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Fees and Transactions with Affiliates

Advisory Fee

Each Fund has entered into an Investment Advisory Agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly at an annual rate of 0.05% of each Fund’s average daily net assets.

The Adviser is contractually obligated until April 30, 2017, to waive its management fee and/or to reimburse the Funds for expenses to the extent that Total Annual Operating Expenses (inclusive of Acquired Fund Fees and Expenses, but exclusive of nonrecurring account fees, extraordinary expenses, distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.13% (prior to April 29, 2016, the Total Operating Expense was 0.17%) of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2017 except with the approval of the Board.

Pursuant to the Custody Agreement between the Trust on behalf of the Funds and State Street, State Street serves as the custodian to the Funds. In compensation for custody and accounting services, each Fund pays an annual fee of $25,000 to State Street.

Boston Financial Data Services (“BFDS”), a joint venture of DST Systems, Inc. and State Street Corporation, serves as transfer agent and dividend disbursing agent for the Funds. For these services, the Funds pay annual account services fees, activity-based fees, charges related to compliance and regulatory services.

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Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

Administrator and Sub-Administrator Fees

SSGA FM serves as administrator and State Street serves as custodian and sub-administrator to the Funds.

For its administration services, each Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets. The fees are accrued daily and paid monthly. For its services as custodian, each Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.

Distribution Fees

State Street Global Markets LLC (the “Distributor” or “SSGM”) serves as the distributor of the Fund’s. SSGM is a wholly owned subsidiary of State Street Corporation. The Fund’s have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which a Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Class A shares and for services provided to shareholders in that class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of each Fund’s net assets attributable to its Class A shares. In addition to payments under the Plan, each Fund may reimburse SSGM or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.

Each Fund may also pay a sub-transfer agent fee at an annual rate of up to 0.20% of the Fund’s average daily net assets attributable to Class A and Class I for recordkeeping, shareholder servicing, or administrative services provided by financial intermediaries.

Other Transactions with Affiliates

From time to time, the Funds may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of June 30, 2016, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 10% of a Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 10% of the aggregate shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 10% Affiliated Account Holdings	Percentage of Affiliated Ownership
State Street Target Retirement Fund 2015	1	16.91%
State Street Target Retirement Fund 2060	1	48.92%

4.	Trustees’ Fees

The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

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Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

5.	Investment Transactions

Purchases and sales of investments (excluding short term investments) for the six months ended June 30, 2016, were as follows:

	Purchases	Sales
State Street Target Retirement Fund	$5,598,045	$3,334,766
State Street Target Retirement 2015 Fund	6,270,291	1,614,997
State Street Target Retirement 2020 Fund	15,574,878	4,558,852
State Street Target Retirement 2025 Fund	12,863,708	1,852,426
State Street Target Retirement 2030 Fund	16,554,234	3,544,991
State Street Target Retirement 2035 Fund	11,461,295	2,166,008
State Street Target Retirement 2040 Fund	14,894,484	2,291,160
State Street Target Retirement 2045 Fund	9,293,341	1,337,175
State Street Target Retirement 2050 Fund	7,230,435	821,806
State Street Target Retirement 2055 Fund	2,185,719	223,431
State Street Target Retirement 2060 Fund	504,623	142,151

6.	Income Tax Information

The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. The federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

As of June 30, 2016, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Target Retirement Fund	$26,615,004	$447,081	$387,571	$59,510
State Street Target Retirement 2015 Fund	10,259,779	350,922	46,779	304,143
State Street Target Retirement 2020 Fund	69,111,147	1,001,408	1,674,385	(672,977)
State Street Target Retirement 2025 Fund	37,983,594	754,847	655,713	99,134
State Street Target Retirement 2030 Fund	67,601,627	949,624	1,730,478	(780,854)
State Street Target Retirement 2035 Fund	29,780,919	612,036	392,379	219,657

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Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Target Retirement 2040 Fund	$52,616,273	$737,543	$1,354,347	$(616,804)
State Street Target Retirement 2045 Fund	18,086,750	420,333	190,896	229,437
State Street Target Retirement 2050 Fund	13,603,543	296,039	156,254	139,785
State Street Target Retirement 2055 Fund	5,680,137	91,015	107,075	(16,060)
State Street Target Retirement 2060 Fund	1,026,684	24,159	19,910	4,249

7.	Line of Credit

Certain Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $360 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. The agreement expires in October 2016 unless extended or renewed. Prior to October 14, 2015, the participants could borrow up to $300 million at any time outstanding, subject to asset coverage and other limitations as specified in the agreements. The following Funds participate in the credit facility:

State Street Target Retirement Fund

State Street Target Retirement 2015 Fund

State Street Target Retirement 2020 Fund

State Street Target Retirement 2025 Fund

State Street Target Retirement 2030 Fund

State Street Target Retirement 2035 Fund

State Street Target Retirement 2040 Fund

State Street Target Retirement 2045 Fund

State Street Target Retirement 2050 Fund

State Street Target Retirement 2055 Fund

State Street Target Retirement 2060 Fund

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of the New York Fed Bank Rate plus 1%.

The Funds had no outstanding loans during the period ended June 30, 2016.

8.	Risks

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Concentration Risk

As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or

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Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.

9.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

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Other Information

June 30, 2016 (Unaudited)

Expense Example

As a shareholder of a Fund, you incur two types of costs (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2016 to June 30, 2016.

The table below illustrates your Fund’s cost in two ways:

•

Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return — This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Target Retirement Fund
Class A	0.28%	$1,039.80	$1.42	$1,023.50	$1.41
Class I	0.03	1,040.90	0.15	1,024.70	0.15
Class K	0.03	1,041.90	0.15	1,024.70	0.15
State Street Target Retirement 2015 Fund
Class A	0.26	1,043.20	1.32	1,023.60	1.31
Class I	0.01	1,044.20	0.05	1,024.80	0.05
Class K	0.01	1,044.20	0.05	1,024.80	0.05

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Expense Example — (continued)

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Target Retirement 2020 Fund
Class A	0.26%	$1,044.10	$1.32	$1,023.60	$1.31
Class I	0.05	1,045.10	0.25	1,024.60	0.25
Class K	0.01	1,046.20	0.05	1,024.80	0.05
State Street Target Retirement 2025 Fund
Class A	0.29	1,043.10	1.47	1,023.40	1.46
Class I	0.07	1,044.10	0.36	1,024.50	0.35
Class K	0.04	1,044.10	0.20	1,024.70	0.20
State Street Target Retirement 2030 Fund
Class A	0.29	1,040.00	1.47	1,023.40	1.46
Class I	0.06	1,041.00	0.30	1,024.60	0.30
Class K	0.04	1,042.00	0.20	1,024.70	0.20
State Street Target Retirement 2035 Fund
Class A	0.29	1,037.80	1.47	1,023.40	1.46
Class I	0.05	1,039.90	0.25	1,024.60	0.25
Class K	0.04	1,039.90	0.20	1,024.70	0.20
State Street Target Retirement 2040 Fund
Class A	0.28	1,035.00	1.42	1,023.50	1.41
Class I	0.06	1,037.10	0.30	1,024.60	0.30
Class K	0.03	1,037.00	0.15	1,024.70	0.15
State Street Target Retirement 2045 Fund
Class A	0.28	1,035.30	1.42	1,023.50	1.41
Class I	0.03	1,036.30	0.15	1,024.70	0.15
Class K	0.03	1,036.30	0.15	1,024.70	0.15
State Street Target Retirement 2050 Fund
Class A	0.28	1,035.30	1.42	1,023.50	1.41
Class I	0.09	1,035.30	0.46	1,024.40	0.45
Class K	0.03	1,036.40	0.15	1,024.70	0.15
State Street Target Retirement 2055 Fund
Class A	0.28	1,035.40	1.42	1,023.50	1.41
Class I	0.03	1,036.50	0.15	1,024.70	0.15
Class K	0.03	1,036.50	0.15	1,024.70	0.15
State Street Target Retirement 2060 Fund
Class A	0.29	1,033.70	1.47	1,023.50	1.41
Class I	0.04	1,034.70	0.20	1,024.70	0.15
Class K	0.04	1,034.70	0.20	1,024.70	0.20

(a)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 366.

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Other Information — (continued)

June 30, 2016 (Unaudited)

Proxy Voting Policies and Procedures and Record

A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the website of the U.S. Securities and Exchange Commission, at www.sec.gov.

Information regarding how the investment adviser voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds’ website at www.ssgafunds.com.

Quarterly Portfolio Schedule

The Portfolios file a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.ssgafunds.com.

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENTS1

Overview of the Contract Review Process

Under the Investment Company Act of 1940, an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.

Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds and State Street Institutional Investment Trust (each a “Trust” and together, the “Trusts”), met on April 14-15, 2016 and May 19-20, 2016, including in Executive Sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to each portfolio series of the each Trust (each, a “Fund” and collectively, the “Funds”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of

[1]	Over the course of more than 15 years, the Independent Trustees have identified numerous relevant issues, factors and concerns (“issues, factors and concerns”) that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the “annual review process”). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the “special meeting”). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.

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Other Information — (continued)

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the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully.2 The Independent Trustees were separately represented by co-counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreements. Following the April 14-15, 2016 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 19-20, 2016 meeting. The Independent Trustees considered, among other things, the following:

Information about Performance, Expenses and Fees

•	A report prepared by an independent third-party provider of investment company data, which includes for each Fund:

•

Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2015, as applicable, to the performance of an appropriate benchmark for the Fund and a universe of other mutual funds with similar investment objectives and policies;

•	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider;

•	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five years, as applicable; and

•	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.

•

Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Funds, as applicable; and

•	Profitability analyses for (a) the Adviser with respect to each Fund and (b) affiliates of the Adviser that provide services to the Funds (“Affiliated Service Providers”).

Information about Portfolio Management

•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;

•	Information concerning the allocation of brokerage; and

•	Information regarding the procedures and processes used to value the assets of the Funds.

Information about the Adviser

•	Reports detailing the financial results and condition of the Adviser and its affiliates;

•	Descriptions of the qualifications, education and experience of the individual investment professionals responsible for managing the portfolios of the Funds;

[2]	Certain Funds had either recently commenced operations or had yet to commence operations, and as such, the Advisory Agreement was not up for renewal with respect to such Funds.

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Other Information — (continued)

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•	Information relating to compliance with and the administration of each Code of Ethics adopted by the Adviser;

•	A copy of the Adviser’s proxy voting policies and procedures;

•

Information concerning the resources devoted by the Adviser to overseeing compliance by the Funds and their service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the Funds; and

•	A description of the business continuity and disaster recovery plans of the Adviser; and

•	Information regarding the Adviser’s risk management processes.

Other Relevant Information

•	Information concerning the nature, quality and cost of services provided to the Funds by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);

•

Information concerning the nature, quality and cost of various non-investment management services provided to the Funds by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant, transfer agent and securities lending agent of the Funds, and the role of the Adviser in managing the Funds’ relationship with these service providers;

•

Draft responses to a letter from Joseph P. Barri, LLC, co-counsel along with the law firm of Sullivan & Worcester LLP (together, “Independent Counsel”) to the Independent Trustees, reviewed prior to such date by Independent Counsel, requesting specific information from each of:

•

SSGA FM, in its capacity as the Funds’ Adviser and Administrator, with respect to its operations relating to the Funds and its approximate profit margins before taxes from such operations for the Funds’ last fiscal year; and the relevant operations of other affiliated service providers to the Funds, together with their approximate profit margins from such relevant operations for the Funds’ last fiscal year;

•

State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, transfer agent, securities lending agent, and shareholder services for the Funds, with respect to its operations relating to the Funds; and

•

State Street Global Markets, LLC, the principal underwriter and distributor of the shares of the Funds (the “Distributor”), with respect to its operations relating to the Funds, together with the Funds’ related distribution plans and arrangements under SEC Rule 12b-1;

•

Information from SSGA FM and State Street with respect to State Street Master Funds and State Street Institutional Investment Trust, and the Distributor with respect to State Street Institutional Investment Trust, providing any material changes to the previous information supplied in response to the letter from Joseph P. Barri, LLC prior to the Executive Sessions of the Board on May 19-20, 2016;

•

Materials provided by Broadridge Financial Solutions, Inc., the successor by acquisition to the producer of Lipper materials used in previous years (“Broadridge”), circulated to the Independent Trustees and to Independent Counsel, with respect to the Funds for which such materials were then available; and

•	A summary of the foregoing materials prepared by Independent Counsel.

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Other Information — (continued)

June 30, 2016 (Unaudited)

In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Funds throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Funds and the investment strategies used in pursuing each Fund’s investment objective.

The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund.

Results of the Process

Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 19-20, 2016 the Board, including a majority of the Independent Trustees, voted to approve the adoption of, as applicable, and the continuation of the Advisory Agreements effective June 1, 2016, for an additional year with respect to all Funds.

Nature, Extent and Quality of Services

In considering whether to approve the Advisory Agreements, the Board evaluated the nature, extent and quality of services provided to each Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various Funds that invest primarily in equity securities. With respect to those Funds that invest primarily in fixed-income securities, the Board considered the extensive experience and resources committed by the Adviser to the evaluation of credit, interest-rate and currency risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Funds by senior management.

The Board reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in monitoring each Fund’s securities lending activities.

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Other Information — (continued)

June 30, 2016 (Unaudited)

On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Funds.

Fund Performance

The Board compared each Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2015. For purposes of these comparisons the Independent Trustees relied extensively on the “Performance Group,” “Performance Universe” and “Broadridge Index” constructed by Broadridge for each of the Funds and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of your Fund(s):

State Street Target Retirement 2015 Fund. The Board considered that the Fund outperformed the medians of its Performance Group and Performance Universe and its Broadridge Index for the 1-year period.

State Street Target Retirement 2020 Fund. The Board considered that the Fund underperformed the medians of its Performance Group and Performance Universe and its Broadridge Index for the 1-year period. The Board took into account management’s discussion of the Fund’s performance and noted the Fund’s limited performance history.

State Street Target Retirement 2025 Fund. The Board considered that the Fund underperformed the medians of its Performance Group and Performance Universe and its Broadridge Index for the 1-year period. The Board took into account management’s discussion of the Fund’s performance and noted the Fund’s limited performance history.

State Street Target Retirement 2030 Fund. The Board considered that the Fund underperformed the medians of its Performance Group and Performance Universe and its Broadridge Index for the 1-year period. The Board took into account management’s discussion of the Fund’s performance and noted the Fund’s limited performance history.

State Street Target Retirement 2035 Fund. The Board considered that the Fund underperformed the medians of its Performance Group and Performance Universe and its Broadridge Index for the 1-year period. The Board took into account management’s discussion of the Fund’s performance and noted the Fund’s limited performance history.

State Street Target Retirement 2040 Fund. The Board considered that the Fund underperformed the medians of its Performance Group and Performance Universe and its Broadridge Index for the 1-year period. The Board took into account management’s discussion of the Fund’s performance and noted the Fund’s limited performance history.

State Street Target Retirement 2045 Fund. The Board considered that the Fund underperformed the medians of its Performance Group and Performance Universe and its Broadridge Index for the 1-year period. The Board took into account management’s discussion of the Fund’s performance and noted the Fund’s limited performance history.

State Street Target Retirement 2050 Fund. The Board considered that the Fund underperformed the medians of its Performance Group and Performance Universe and its Broadridge Index for the 1-year

93

State Street Institutional Investment Trust

Other Information — (continued)

June 30, 2016 (Unaudited)

period. The Board took into account management’s discussion of the Fund’s performance and noted the Fund’s limited performance history.

State Street Target Retirement 2055 Fund. The Board considered that the Fund underperformed the medians of its Performance Group and Performance Universe and its Broadridge Index for the 1-year period. The Board took into account management’s discussion of the Fund’s performance and noted the Fund’s limited performance history.

State Street Target Retirement 2060 Fund. The Board considered that the Fund underperformed the medians of its Performance Group and Performance Universe and its Broadridge Index for the 1-year period. The Board took into account management’s discussion of the Fund’s performance and noted the Fund’s limited performance history.

State Street Target Retirement Fund. The Board considered that the Fund outperformed the medians of its Performance Group and Performance Universe and its Broadridge Index for the 1-year period.

On the basis of the foregoing and other relevant information, the Board concluded that the performance of each operational Fund is satisfactory or better (a) by comparison to the performance of its peer group funds or (b) after considering steps taken by management to improve the performance of certain Funds.

Management Fees and Expenses

The Board reviewed the contractual investment advisory fee rates payable by each Fund and actual fees paid by each Fund, net of waivers. As part of its review, the Board considered each Fund’s management fee, including the portion attributable to administrative services provided by SSGA FM, and total expense ratio (both before and after giving effect to any expense caps), as compared to its “Expense Group” and “Expense Universe,” as constructed by Broadridge, and the related Broadridge analysis for each of the Funds. The Board also considered the comparability of the fees charged and the services provided to each Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of various Funds to limit the total expenses borne by shareholders of such Funds. Among other information, the Board considered the following expense information in its evaluation of your Fund(s):

State Street Target Retirement 2015 Fund. The Board considered that the Fund’s actual management fee was equal to the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

State Street Target Retirement 2020 Fund. The Board considered that the Fund’s actual management fee was equal to the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

State Street Target Retirement 2025 Fund. The Board considered that the Fund’s actual management fee was equal to the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

State Street Target Retirement 2030 Fund. The Board considered that the Fund’s actual management fee was equal to the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

94

State Street Institutional Investment Trust

Other Information — (continued)

June 30, 2016 (Unaudited)

State Street Target Retirement 2035 Fund. The Board considered that the Fund’s actual management fee was equal to the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

State Street Target Retirement 2040 Fund. The Board considered that the Fund’s actual management fee was equal to the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

State Street Target Retirement 2045 Fund. The Board considered that the Fund’s actual management fee was equal to the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

State Street Target Retirement 2050 Fund. The Board considered that the Fund’s actual management fee was equal to the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

State Street Target Retirement 2055 Fund. The Board considered that the Fund’s actual management fee was equal to the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

State Street Target Retirement 2060 Fund. The Board considered that the Fund’s actual management fee was equal to the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

State Street Target Retirement Fund. The Board considered that the Fund’s actual management fee was equal to the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of each Fund compare favorably to the fees and expenses of similar mutual funds and are reasonable in relation to the services provided.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to each Fund and to all Funds as a group. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers, together with the ranges of profitability of each of the Affiliated Service Providers with respect to their services to the Funds. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Funds’ investments.

The Board concluded that the profitability of the Adviser with respect to each of the Funds, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Funds, were reasonable in relation to the services provided.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund and all Funds as a group, on the other hand,

95

State Street Institutional Investment Trust

Other Information — (continued)

June 30, 2016 (Unaudited)

can expect to realize benefits from economies of scale as the assets of the Funds increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific Fund or the Funds taken as a whole. The Board concluded that, in light of the current size of each Fund and all Funds as a group, the level of profitability of the Adviser and its affiliates with respect to each Fund and all Funds as a group over various time periods, and the comparatively low management fee and expense ratio of each Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for any Fund at this time.

Conclusions

In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the respective Advisory Agreement.

Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of each Fund and its respective shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

96

Trustees

William L. Boyan

Michael F. Holland

Michael A. Jessee

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian and Sub-Administrator

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

Transfer Agent

Boston Financial Data Services

2000 Crown Colony Drive

North Quincy, MA 02169

Distributor

State Street Global Markets LLC

State Street Financial Center

One Lincoln Street

Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

State Street Institutional Investment Trust State Street Bank and Trust Company P.O. Box 5049 Boston, MA 02206	SSIITTRETSAR IBG-20914

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

Semi-Annual Report

30 June 2016

State Street Institutional Investment Trust

State Street Equity 500 Index Fund

State Street Equity 500 Index II Portfolio

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

State Street Institutional Investment Trust

Semi-Annual Report

June 30, 2016 (Unaudited)

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

State Street Institutional Investment Trust

State Street Equity 500 Index Fund

Statement of Assets and Liabilities

June 30, 2016 (Unaudited)

Assets
Investments in State Street Equity 500 Index II Portfolio	$672,111,002
Receivable for investments sold	76,799
Receivable for fund shares sold	27,977
Receivable from Adviser (Note 4)	79,979

Total assets	672,295,757

Liabilities
Payable for fund shares repurchased	100,167
Advisory fee payable (Note 4)	10,790
Custodian fees payable (Note 4)	4,210
Administration fees payable (Note 4)	48,810
Distribution fees payable (Note 4)	83,387
Transfer agent fees payable (Note 4)	26,550
Sub-transfer agent fee payable (Note 4)	387
Registration and filing fees payable	24,496
Professional fees payable	12,377
Printing and postage fees payable	45,542

Total liabilities	356,716

Net Assets	$671,939,041

Net Assets Consist of:
Paid-in Capital	$637,617,094
Undistributed (distribution in excess of) net investment income (loss)	(518,349)
Accumulated net realized gain (loss) on investments	2,299,146
Net unrealized appreciation (depreciation) on:
Investments	32,541,150

Net Assets	$671,939,041

Administrative Shares
Net Assets	$268,433,185
Shares outstanding	15,070,121

Net asset value, offering and redemption price per share	$17.81

Service Shares
Net Assets	$110,034,075
Shares outstanding	6,186,284

Net asset value, offering and redemption price per share	$17.79

See Accompanying Notes to Financial Statements.

1

State Street Institutional Investment Trust

State Street Equity 500 Index Fund

Statement of Assets and Liabilities — (continued)

June 30, 2016 (Unaudited)

R Shares
Net Assets	$38,274,593
Shares outstanding	2,154,952

Net asset value, offering and redemption price per share	$17.76

Maximum sales charge	5.25%
Maximum offering price per share	$18.74

Class A Shares
Net Assets	$67,000
Shares outstanding	3,767

Net asset value, offering and redemption price per share	$17.79

Maximum sales charge	5.25
Maximum offering price per share	$18.78

Class I Shares
Net Assets	$55,429
Shares outstanding	3,111

Net asset value, offering and redemption price per share	$17.82

Class K Shares
Net Assets	$255,074,759
Shares outstanding	14,307,180

Net asset value, offering and redemption price per share	$17.83

Cost of Investments:
Investment in State Street Equity 500 Index II Portfolio	$639,569,852

Shares of State Street Equity 500 Index II Portfolio	62,580,208

See Accompanying Notes to Financial Statements.

2

State Street Institutional Investment Trust

State Street Equity 500 Index Fund

Statement of Operations

For the Six Months Ended June 30, 2016 (Unaudited)

Investment Income	$—

Expenses
Advisory fee (Note 4)	54,338
Administration fees (Note 4)	145,517
Distribution fees (Note 3)
Administrative Shares	192,928
Service Shares	129,680
R Shares	110,408
Class A Shares	81
Custodian fees (Note 4)	6,347
Trustees’ fees and expenses (Note 5)	7,709
Transfer agent fees (Note 4)	63,895
Sub-transfer agent fee (Note 4)	116
Registration and filing fees	63,192
Professional fees	20,685
Printing and postage fees	48,693
Insurance expense	3,520
Miscellaneous expenses	3,513

Total expenses	850,622

Expenses waived/reimbursed by the Adviser (Note 4)	(332,273)

Net expenses	518,349

Net Investment Income (Loss)	(518,349)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment in State Street Equity 500 Index II Portfolio	(775,316)

Net realized gain (loss)	(775,316)

Net change in unrealized appreciation/depreciation on:
Investment in State Street Equity 500 Index II Portfolio	22,974,251

Net change in unrealized appreciation/depreciation	22,974,251

Net realized and unrealized gain (loss)	22,198,935

Net Increase (Decrease) in Net Assets from Operations	$21,680,586

See Accompanying Notes to Financial Statements.

3

State Street Institutional Investment Trust

State Street Equity 500 Index Fund

Statement of Changes in Net Assets

	Six Months Ended 6/30/16 (Unaudited)	Year Ended 12/31/15
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(518,349)	$7,607,546
Net realized gain (loss)	(775,316)	8,034,218
Net change in unrealized appreciation/depreciation	22,974,251	(11,631,751)

Net increase (decrease) in net assets resulting from operations	21,680,586	4,010,013

Distributions to Shareholders from:
Administrative Shares	–	(4,364,601)
Service Shares	–	(1,622,598)
R Shares	–	(461,399)
Class A Shares	–	(829)
Class I Shares	–	(827)
Class K Shares	–	(1,121,491)

Total distributions from net investment income	–	(7,571,745)

From Beneficial Interest Transactions:
Administrative Shares
Shares sold	9,823,334	41,802,550
Reinvestment of distributions	–	4,364,601
Shares redeemed	(12,248,591)	(31,463,427)

Net increase (decrease) from capital share transactions	(2,425,257)	14,703,724

Service Shares
Shares sold	7,461,738	17,158,854
Reinvestment of distributions	–	1,622,598
Shares redeemed	(6,156,162)	(39,708,683)

Net increase (decrease) from capital share transactions	1,305,576	(20,927,231)

R Shares
Shares sold	4,243,247	10,803,830
Reinvestment of distributions	–	461,399
Shares redeemed	(5,123,687)	(14,403,865)

Net increase (decrease) from capital share transactions	(880,440)	(3,138,636)

Class A Shares
Shares sold	14,227	9,470
Shares redeemed	(9,664)	–

Net increase (decrease) from capital share transactions	4,563	9,470

Class I Shares
Shares sold	7,600	–
Shares redeemed	(4,750)	–

Net increase (decrease) from capital share transactions	2,850	–

Class K Shares
Shares sold	192,635,604	61,692,390
Reinvestment of distributions	–	1,120,561
Shares redeemed	(6,172,197)	(3,875)

Net increase (decrease) from capital share transactions	186,463,407	62,809,076

Net Increase (Decrease) in Net Assets from Beneficial Interest Transactions	184,470,699	53,456,403

Net Increase (Decrease) in Net Assets During the Period	206,151,285	49,894,671

Net Assets at Beginning of Period	465,787,756	415,893,085

Net Assets at End of Period	$671,939,041	$465,787,756

Undistributed (distribution in excess of) net investment income (loss)	$(518,349)	$–

See Accompanying Notes to Financial Statements.

4

State Street Institutional Investment Trust

State Street Equity 500 Index Fund

Statement of Changes in Net Assets — (continued)

	Six Months Ended 6/30/16 (Unaudited)	Year Ended 12/31/15
Shares of Beneficial Interest:
Administrative Shares
Shares sold	578,323	2,410,360
Reinvestment of distributions	–	251,852
Shares redeemed	(715,360)	(1,827,428)

Net increase (decrease) from share transactions	(137,037)	834,784

Service Shares
Shares sold	442,013	992,013
Reinvestment of distributions	–	93,683
Shares redeemed	(362,751)	(2,306,875)

Net increase (decrease) from share transactions	79,262	(1,221,179)

R Shares
Shares sold	250,366	620,202
Reinvestment of distributions	–	26,640
Shares redeemed	(301,521)	(825,254)

Net increase (decrease) from share transactions	(51,155)	(178,412)

Class A Shares
Shares sold	823	547
Shares redeemed	(544)	–

Net increase (decrease) from share transactions	279	547

Class I Shares
Shares sold	454	–
Shares redeemed	(284)	–

Net increase (decrease) from share transactions	170	–

Class K Shares
Shares sold	11,041,175	3,547,720
Reinvestment of distributions	–	64,623
Shares redeemed	(349,056)	(223)

Net increase (decrease) from share transactions	10,692,119	3,612,120

See Accompanying Notes to Financial Statements.

5

State Street Institutional Investment Trust

State Street Equity 500 Index Fund

Financial Highlights

Selected data for a share outstanding throughout each period

	Administrative Shares
	Six Months Ended 6/30/16 (Unaudited)		Year Ended 12/31/15		Year Ended 12/31/14		Year Ended 12/31/13		Year Ended 12/31/12		Year Ended 12/31/11
Net Asset Value, Beginning of Period	$17.17		$17.27		$15.50		$11.94		$10.51		$10.52

Income (Loss) From Investment Operations:
Net investment income (loss)(a)	(0.02)		0.31		0.29		0.26		0.24		0.20
Net realized and unrealized gain (loss)	0.66		(0.12)		1.79		3.56		1.42		(0.01)

Total from investment operations	0.64		0.19		2.08		3.82		1.66		0.19

Distributions to Shareholders From:
Net investment income	–		(0.29)		(0.31)		(0.26)		(0.23)		(0.20)
Net Asset Value, End of Period	$17.81		$17.17		$17.27		$15.50		$11.94		$10.51

Total Return(b)	3.73%		1.08%		13.41%		31.97%		15.84%		1.79%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$268,433		$261,038		$248,180		$230,330		$185,918		$161,813
Ratios to average net assets:(c)
Total expenses	0.30	%(d)	0.31%		0.30	%(e)	0.25%		0.25%		0.25%
Net expenses	0.18	%(d)	0.18%		0.23	%(e)	0.25%		0.25%		0.25%
Net investment income (loss)	(0.18	)%(d)	1.76%		1.78%		1.84%		2.06%		1.83%
Portfolio turnover rate	2	%(f)	5	%(g)	4	%(h)	4	%(i)	9	%(i)	15	%(i)

(a)	Net investment income per share is calculated using the average shares method.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(c)	Prior to August 11, 2014, the per shares amounts and percentages included the Fund’s proportionate share of income and expenses of the State Street Equity 500 Index Portfolio.

(d)	Annualized.

(e)

Ratio includes expenses allocated from the State Street Equity 500 Index Portfolio from 1/1/2014 through 8/10/2014, and does not include the expenses of the State Street Equity 500 Index II Portfolio from 8/11/2014 through 12/31/2014.

(f)	Not annualized.

(g)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.

(h)	Portfolio turnover rate is calculated from the State Street Equity 500 Index Portfolio (from 1/1/2014 to 8/10/2014) and the State Street Equity 500 Index II Portfolio (from 8/11/2014 to 12/31/2014).

(i)	Portfolio turnover rate is from the State Street Equity 500 Index Portfolio.

See Accompanying Notes to Financial Statements.

6

State Street Institutional Investment Trust

State Street Equity 500 Index Fund

Financial Highlights — (continued)

Selected data for a share outstanding throughout each period

	Service Shares
	Six Months Ended 6/30/16 (Unaudited)		Year Ended 12/31/15		Year Ended 12/31/14		Year Ended 12/31/13		Year Ended 12/31/12		Year Ended 12/31/11
Net Asset Value, Beginning of Period	$17.15		$17.25		$15.49		$11.92		$10.50		$10.51

Income (Loss) From Investment Operations
Net investment income (loss)(a)	(0.02)		0.22		0.28		0.24		0.23		0.19
Net realized and unrealized gain (loss)	0.66		(0.05)		1.77		3.57		1.41		(0.01)

Total from investment operations	0.64		0.17		2.05		3.81		1.64		0.18

Net investment income	–		(0.27)		(0.29)		(0.24)		(0.22)		(0.19)
Net Asset Value, End of Period	$17.79		$17.15		$17.25		$15.49		$11.92		$10.50

Total Return(b)	3.73%		0.98%		13.24%		31.97%		15.64%		1.69%
Ratios and Supplemental Data:(c)
Net assets, end of period (in 000s)	$110,034		$104,730		$126,412		$124,885		$88,416		$77,600
Ratios to average net assets:
Total expenses	0.30	%(d)	0.41%		0.40	%(e)	0.35%		0.35%		0.35%
Net expenses	0.28	%(d)	0.28%		0.33	%(e)	0.35%		0.35%		0.35%
Net investment income (loss)	(0.28	)%(d)	1.25%		1.73%		1.74%		1.96%		1.74%
Portfolio turnover rate	2	%(i)	5	%(f)	4	%(g)	4	%(h)	9	%(h)	15	%(h)

(a)	Net investment income per share is calculated using the average shares method.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(c)	Prior to August 11, 2014, the per shares amounts and percentages included the Fund’s proportionate share of income and expenses of the State Street Equity 500 Index Portfolio.

(d)	Annualized.

(e)

Ratio includes expenses allocated from the State Street Equity 500 Index Portfolio from 1/1/2014 through 8/10/2014, and does not include the expenses of the State Street Equity 500 Index II Portfolio from 8/11/2014 through 12/31/2014.

(f)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.

(g)	Portfolio turnover rate is calculated from the State Street Equity 500 Index Portfolio (from 1/1/2014 to 8/10/2014) and the State Street Equity 500 Index II Portfolio (from 8/11/2014 to 12/31/2014).

(h)	Portfolio turnover rate is from the State Street Equity 500 Index Portfolio.

(i)	Not annualized.

See Accompanying Notes to Financial Statements.

7

State Street Institutional Investment Trust

State Street Equity 500 Index Fund

Financial Highlights — (continued)

Selected data for a share outstanding throughout each period

	R Shares
	Six Months Ended 6/30/16 (Unaudited)		Year Ended 12/31/15		Year Ended 12/31/14		Year Ended 12/31/13		Year Ended 12/31/12		Year Ended 12/31/11
Net Asset Value, Beginning of Period	$17.15		$17.26		$15.49		$11.93		$10.51		$10.51

Income (Loss) From Investment Operations:
Net investment income (loss)(a)	(0.05)		0.19		0.22		0.19		0.19		0.15
Net realized and unrealized gain (loss)	0.66		(0.09)		1.78		3.56		1.41		–

Total from investment operations	0.61		0.10		2.00		3.75		1.60		0.15

Distributions to Shareholders From:
Net investment income	–		(0.21)		(0.23)		(0.19)		(0.18)		(0.15)
Net Asset Value, End of Period	$17.76		$17.15		$17.26		$15.49		$11.93		$10.51

Total Return(b)	3.56%		0.58%		12.91%		31.40%		15.22%		1.42%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$38,275		$37,845		$41,148		$32,555		$21,954		$16,363
Ratios to average net assets:(c)
Total expenses	0.75	%(d)	0.76%		0.75	%(e)	0.70%		0.70%		0.70%
Net expenses	0.63	%(d)	0.63%		0.68	%(e)	0.70%		0.70%		0.70%
Net investment income (loss)	(0.63	)%(d)	1.09%		1.37%		1.40%		1.62%		1.40%
Portfolio turnover rate	2	%(f)	5	%(g)	4	%(h)	4	%(i)	9	%(i)	15	%(i)

(a)	Net investment income per share is calculated using the average shares method.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(c)	Prior to August 11, 2014, the per shares amounts and percentages included the Fund’s proportionate share of income and expenses of the State Street Equity 500 Index Portfolio.

(d)	Annualized.

(e)

Ratio includes expenses allocated from the State Street Equity 500 Index Portfolio from 1/1/2014 through 8/10/2014, and does not include the expenses of the State Street Equity 500 Index II Portfolio from 8/11/2014 through 12/31/2014.

(f)	Not annualized.

(g)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.

(h)	Portfolio turnover rate is calculated from the State Street Equity 500 Index Portfolio (from 1/1/2014 to 8/10/2014) and the State Street Equity 500 Index II Portfolio (from 8/11/2014 to 12/31/2014).

(i)	Portfolio turnover rate is from the State Street Equity 500 Index Portfolio.

See Accompanying Notes to Financial Statements.

8

State Street Institutional Investment Trust

State Street Equity 500 Index Fund

Financial Highlights — (continued)

Selected data for a share outstanding throughout each period

	Class A Shares
	Six Months Ended 6/30/16 (Unaudited)		Year Ended 12/31/15		For the Period 9/17/14* - 12/31/14
Net Asset Value, Beginning of Period	$17.17		$17.27		$17.00

Income (Loss) From Investment Operations:
Net investment income (loss)(a)	(0.04)		0.25		0.11
Net realized and unrealized gain (loss)	0.66		(0.11)		0.45

Total from investment operations	0.62		0.14		0.56

Net investment income	–		(0.24)		(0.29)
Net Asset Value, End of Period	$17.79		$17.17		$17.27

Total Return(b)	3.61%		0.78%		3.28%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$67		$60		$51
Ratios to average net assets:
Total expenses	0.60	%(c)	0.61%		0.70	%(c)(d)
Net expenses	0.48	%(c)	0.48%		0.51	%(c)(d)
Net investment income (loss)	(0.48	)%(c)	1.43%		2.32	%(c)
Portfolio turnover rate	2	%(f)	5	%(e)	4	%(e)(f)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(c)	Annualized.

(d)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.

(e)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.

(f)	Not annualized.

See Accompanying Notes to Financial Statements.

9

State Street Institutional Investment Trust

State Street Equity 500 Index Fund

Financial Highlights — (continued)

Selected data for a share outstanding throughout each period

	Class I Shares
	Six Months Ended 6/30/16 (Unaudited)		Year Ended 12/31/15		For the Period 9/17/14* - 12/31/14
Net Asset Value, Beginning of Period	$17.17		$17.27		$17.00

Income (Loss) From Investment Operations
Net investment income (loss)(a)	(0.02)		0.29		0.13
Net realized and unrealized gain (loss)	0.67		(0.11)		0.44

Total from investment operations	0.65		0.18		0.57

Distributions to Shareholders From:
Net investment income	–		(0.28)		(0.30)
Net Asset Value, End of Period	$17.82		$17.17		$17.27

Total Return(b)	3.79%		1.03%		3.35%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$55		$50		$51
Ratios to average net assets:
Total expenses	0.35	%(c)	0.36%		0.45	%(c)(d)
Net expenses	0.23	%(c)	0.23%		0.26	%(c)(d)
Net investment income (loss)	(0.23	)%(c)	1.66%		2.57	%(c)
Portfolio turnover rate	2	%(f)	5	%(e)	4	%(e)(f)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(c)	Annualized.

(d)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.

(e)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.

(f)	Not annualized.

See Accompanying Notes to Financial Statements.

10

State Street Institutional Investment Trust

State Street Equity 500 Index Fund

Financial Highlights — (continued)

Selected data for a share outstanding throughout each period

	Class K Shares
	Six Months Ended 6/30/16 (Unaudited)		Year Ended 12/31/15		For the Period 9/17/14* - 12/31/14
Net Asset Value, Beginning of Period	$17.17		$17.27		$17.00

Income (Loss) From Investment Operations
Net investment income (loss)(a)	(0.00	)(b)	1.45		0.14
Net realized and unrealized gain (loss)	0.66		(1.23)		0.44

Total from investment operations	0.66		0.22		0.58

Net investment income	–		(0.32)		(0.31)
Net Asset Value, End of Period	$17.83		$17.17		$17.27

Total Return(c)	3.84%		1.23%		3.41%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$255,075		$62,064		$51
Ratios to average net assets:
Total expenses	0.15	%(d)	0.16%		0.27	%(d)(e)
Net expenses	0.03	%(d)	0.03%		0.06	%(d)(e)
Net investment income (loss)	(0.03	)%(d)	8.45	%(f)	2.78	%(d)
Portfolio turnover rate	2	%(h)	5	%(g)	4	%(g)(h)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)	Amount is less than $0.005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(d)	Annualized.

(e)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.

(f)

The calculation of the Net investment income ratio is affected by the timing and relative size of a class’ shareholder activity during the period. As a result, the Net investment income ratio may vary significantly from period to period.

(g)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.

(h)	Not annualized.

See Accompanying Notes to Financial Statements.

11

State Street Institutional Investment Trust

State Street Equity 500 Index II Portfolio

Portfolio Summary (Unaudited)

Portfolio Composition*	June 30, 2016
Common Stocks	97.3%
Short-Term Investment	2.7
Other Assets in Excess of Liabilities	0.0 **
Total	100.0%

Top Five Sectors (excluding short-term investments)*	% Of Net Assets
Pharmaceuticals	7.3
Retail	6.4
Internet	6.2
Banks	6.1
Oil & Gas	5.7

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

**	Less than 0.05% of net assets.

See Accompanying Notes to Financial Statements.

12

State Street Institutional Investment Trust

State Street Equity 500 Index II Portfolio

Schedule of Investments

June 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS – 97.3%
Consumer Discretionary – 11.9%
Advance Auto Parts, Inc.	2,900	$468,727
Amazon.com, Inc.(a)	16,090	11,514,326
AutoNation, Inc.(a)	2,994	140,658
AutoZone, Inc.(a)	1,276	1,012,940
Bed Bath & Beyond, Inc.	6,515	281,578
Best Buy Co., Inc.	11,206	342,904
BorgWarner, Inc.	8,677	256,145
CarMax, Inc.(a)	7,803	382,581
Carnival Corp.	18,001	795,644
CBS Corp. Class B	16,842	916,878
Chipotle Mexican Grill, Inc.(a)	1,186	477,673
Coach, Inc.	11,028	449,281
Comcast Corp. Class A	100,983	6,583,082
D.R. Horton, Inc.	13,097	412,294
Darden Restaurants, Inc.	4,571	289,527
Delphi Automotive PLC	11,019	689,789
Discovery Communications, Inc. Class A(a)	7,303	184,255
Discovery Communications, Inc. Class C(a)	9,503	226,647
Dollar General Corp.	11,613	1,091,622
Dollar Tree, Inc.(a)	10,226	963,698
Expedia, Inc.	4,734	503,224
Foot Locker, Inc.	5,500	301,730
Ford Motor Co.	160,338	2,015,449
Gap, Inc.	9,034	191,701
Garmin, Ltd.	4,340	184,103
General Motors Co.	57,923	1,639,221
Genuine Parts Co.	5,989	606,386
Goodyear Tire & Rubber Co.	10,644	273,125
H&R Block, Inc.	9,364	215,372
Hanesbrands, Inc.	15,600	392,028
Harley-Davidson, Inc.	7,316	331,415
Harman International Industries, Inc.	2,816	202,245
Hasbro, Inc.	4,497	377,703
Home Depot, Inc.	51,602	6,589,059
Interpublic Group of Cos., Inc.	16,066	371,125
Johnson Controls, Inc.	27,180	1,202,987
Kohl’s Corp.	7,545	286,106
L Brands, Inc.	10,121	679,423
Leggett & Platt, Inc.	5,454	278,754
Lennar Corp. Class A	7,206	332,197
LKQ Corp.(a)	12,400	393,080
Lowe’s Cos., Inc.	37,450	2,964,916
Macy’s, Inc.	12,362	415,487
Marriott International, Inc. Class A	7,553	501,972
Mattel, Inc.	13,533	423,448
McDonald’s Corp.	36,810	4,429,715
Michael Kors Holdings, Ltd.(a)	7,114	352,001
Mohawk Industries, Inc.(a)	2,531	480,283
Netflix, Inc.(a)	17,704	1,619,562
Newell Brands, Inc.	19,741	958,820
News Corp. Class A	15,088	171,249
News Corp. Class B	4,700	54,849
NIKE, Inc. Class B	55,206	3,047,371
Nordstrom, Inc.	5,077	193,180

O’Reilly Automotive, Inc.(a)	4,180	1,133,198
Omnicom Group, Inc.	9,591	781,571
Priceline Group, Inc.(a)	2,089	2,607,928
PulteGroup, Inc.	12,662	246,782
PVH Corp.	3,249	306,153
Ralph Lauren Corp.	2,279	204,244
Ross Stores, Inc.	17,256	978,243
Royal Caribbean Cruises, Ltd.	6,800	456,620
Scripps Networks Interactive, Inc. Class A	3,772	234,882
Signet Jewelers, Ltd.	3,200	263,712
Staples, Inc.	25,699	221,525
Starbucks Corp.	61,430	3,508,882
Starwood Hotels & Resorts Worldwide, Inc.	6,703	495,687
Target Corp.	24,772	1,729,581
TEGNA, Inc.	8,722	202,089
Tiffany & Co.	4,399	266,755
Time Warner, Inc.	32,411	2,383,505
TJX Cos., Inc.	27,537	2,126,683
Tractor Supply Co.	5,326	485,625
TripAdvisor, Inc.(a)	4,542	292,051
Twenty-First Century Fox, Inc. Class A	46,800	1,265,940
Twenty-First Century Fox, Inc. Class B	17,200	468,700
Ulta Salon Cosmetics & Fragrance, Inc.(a)	2,500	609,100
Under Armour, Inc. Class A(a)	7,224	289,899
Under Armour, Inc. Class C(a)	7,275	264,810
Urban Outfitters, Inc.(a)	3,461	95,177
VF Corp.	13,544	832,821
Viacom, Inc. Class B	13,781	571,498
Walt Disney Co.	62,352	6,099,273
Whirlpool Corp.	3,102	516,917
Wyndham Worldwide Corp.	4,453	317,187
Wynn Resorts, Ltd.	3,241	293,764
Yum! Brands, Inc.	17,102	1,418,098

		92,428,435

Consumer Staples – 10.3%
Altria Group, Inc.	81,829	5,642,928
Archer-Daniels-Midland Co.	23,732	1,017,865
Brown-Forman Corp. Class B	4,021	401,135
Campbell Soup Co.	7,182	477,818
Church & Dwight Co., Inc.	5,200	535,028
Clorox Co.	5,564	770,002
Coca-Cola Co.	162,600	7,370,658
Colgate-Palmolive Co.	37,623	2,754,004
ConAgra Foods, Inc.	18,924	904,756
Constellation Brands, Inc. Class A	7,550	1,248,770
Costco Wholesale Corp.	18,055	2,835,357
CVS Health Corp.	45,005	4,308,779
Dr. Pepper Snapple Group, Inc.	7,497	724,435
Estee Lauder Cos., Inc. Class A	9,641	877,524
General Mills, Inc.	24,642	1,757,467
Hershey Co.	5,667	643,148
Hormel Foods Corp.	10,802	395,353
J.M. Smucker Co.	4,805	732,330
Kellogg Co.	10,928	892,271

See Accompanying Notes to Financial Statements.

13

State Street Institutional Investment Trust

State Street Equity 500 Index II Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS – (continued)
Consumer Staples – (continued)
Kimberly-Clark Corp.	14,827	$2,038,416
Kraft Heinz Co.	24,518	2,169,353
Kroger Co.	40,542	1,491,540
McCormick & Co., Inc.	4,592	489,829
Mead Johnson Nutrition Co.	7,450	676,087
Molson Coors Brewing Co. Class B	7,953	804,287
Mondelez International, Inc. Class A	64,315	2,926,976
Monster Beverage Corp.(a)	5,945	955,421
PepsiCo, Inc.	60,316	6,389,877
Philip Morris International, Inc.	64,812	6,592,677
Procter & Gamble Co.	111,058	9,403,281
Reynolds American, Inc.	34,208	1,844,837
Sysco Corp.	22,474	1,140,331
Tyson Foods, Inc. Class A	12,944	864,530
Wal-Mart Stores, Inc.	64,003	4,673,499
Walgreens Boots Alliance, Inc.	36,305	3,023,117
Whole Foods Market, Inc.	12,979	415,588

		80,189,274

Energy – 7.2%
Anadarko Petroleum Corp.	21,882	1,165,216
Apache Corp.	16,355	910,483
Baker Hughes, Inc.	18,979	856,522
Cabot Oil & Gas Corp.	18,278	470,476
Chesapeake Energy Corp.(a)	20,588	88,117
Chevron Corp.	78,612	8,240,896
Cimarex Energy Co.	3,758	448,405
Columbia Pipeline Group, Inc.	15,904	405,393
Concho Resources, Inc.(a)	5,700	679,839
ConocoPhillips	52,227	2,277,097
Devon Energy Corp.	22,401	812,036
Diamond Offshore Drilling, Inc.	4,346	105,738
EOG Resources, Inc.	22,671	1,891,215
EQT Corp.	7,457	577,396
Exxon Mobil Corp.	172,675	16,186,554
FMC Technologies, Inc.(a)	8,991	239,790
Halliburton Co.	35,667	1,615,358
Helmerich & Payne, Inc.	4,326	290,404
Hess Corp.	10,557	634,476
Kinder Morgan, Inc.	76,550	1,433,016
Marathon Oil Corp.	33,588	504,156
Marathon Petroleum Corp.	23,074	875,889
Murphy Oil Corp.	6,479	205,708
National Oilwell Varco, Inc.	15,016	505,288
Newfield Exploration Co.(a)	7,915	349,685
Noble Energy, Inc.	17,125	614,274
Occidental Petroleum Corp.	31,409	2,373,264
ONEOK, Inc.	8,396	398,390
Phillips 66	19,373	1,537,054
Pioneer Natural Resources Co.	6,876	1,039,720
Range Resources Corp.	6,759	291,583
Schlumberger, Ltd.	58,150	4,598,502
Southwestern Energy Co.(a)	15,556	195,694
Spectra Energy Corp.	29,057	1,064,358
Tesoro Corp.	4,716	353,323
Transocean, Ltd.	13,610	161,823

Valero Energy Corp.	20,223	1,031,373
Williams Cos., Inc.	27,158	587,428

		56,015,939

Financials – 15.3%
Affiliated Managers Group, Inc.(a)	2,124	298,995
Aflac, Inc.	17,753	1,281,056
Allstate Corp.	16,139	1,128,923
American Express Co.	33,712	2,048,341
American International Group, Inc.	47,101	2,491,172
American Tower Corp. REIT	17,518	1,990,220
Ameriprise Financial, Inc.	6,744	605,948
Aon PLC	10,765	1,175,861
Apartment Investment & Management Co. Class A REIT	6,287	277,634
Arthur J Gallagher & Co.	7,200	342,720
Assurant, Inc.	2,585	223,111
AvalonBay Communities, Inc. REIT	5,869	1,058,709
Bank of America Corp.	429,305	5,696,877
Bank of New York Mellon Corp.	44,394	1,724,707
BB&T Corp.	33,631	1,197,600
Berkshire Hathaway, Inc. Class B(a)	78,084	11,305,782
BlackRock, Inc.	5,216	1,786,636
Boston Properties, Inc. REIT	6,646	876,607
Capital One Financial Corp.	21,795	1,384,200
CBRE Group, Inc. Class A(a)	11,567	306,294
Charles Schwab Corp.	50,104	1,268,132
Chubb, Ltd.	19,553	2,555,773
Cincinnati Financial Corp.	5,909	442,525
Citigroup, Inc.	122,727	5,202,398
Citizens Financial Group, Inc.	21,000	419,580
CME Group, Inc.	14,063	1,369,736
Comerica, Inc.	6,927	284,908
Crown Castle International Corp. REIT	13,958	1,415,760
Digital Realty Trust, Inc. REIT	5,900	643,041
Discover Financial Services	17,828	955,403
E*TRADE Financial Corp.(a)	11,242	264,075
Equinix, Inc. REIT	2,943	1,141,089
Equity Residential REIT	15,719	1,082,725
Essex Property Trust, Inc. REIT	2,645	603,298
Extra Space Storage, Inc. REIT	5,000	462,700
Federal Realty Investment Trust REIT	2,800	463,540
Fifth Third Bancorp	31,162	548,140
Franklin Resources, Inc.	14,889	496,846
General Growth Properties, Inc. REIT	25,258	753,194
Goldman Sachs Group, Inc.	16,146	2,398,973
Hartford Financial Services Group, Inc.	15,767	699,739
HCP, Inc. REIT	20,223	715,490
Host Hotels & Resorts, Inc. REIT	29,962	485,684
Huntington Bancshares, Inc.	31,691	283,318
Intercontinental Exchange, Inc.	4,937	1,263,675
Invesco, Ltd.	16,611	424,245
Iron Mountain, Inc. REIT	10,681	425,424

See Accompanying Notes to Financial Statements.

14

State Street Institutional Investment Trust

State Street Equity 500 Index II Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS – (continued)
Financials – (continued)
JPMorgan Chase & Co.	152,443	$9,472,808
KeyCorp	33,296	367,921
Kimco Realty Corp. REIT	18,353	575,917
Legg Mason, Inc.	3,827	112,858
Leucadia National Corp.	13,227	229,224
Lincoln National Corp.	9,582	371,494
Loews Corp.	10,619	436,335
M&T Bank Corp.	6,363	752,297
Macerich Co. REIT	5,055	431,646
Marsh & McLennan Cos., Inc.	21,619	1,480,037
MetLife, Inc.	45,170	1,799,121
Moody’s Corp.	6,732	630,856
Morgan Stanley	63,075	1,638,689
Nasdaq, Inc.	4,575	295,865
Navient Corp.	13,613	162,675
Northern Trust Corp.	8,596	569,571
People’s United Financial, Inc.	12,366	181,286
PNC Financial Services Group, Inc.	20,675	1,682,738
Principal Financial Group, Inc.	10,765	442,549
Progressive Corp.	25,149	842,492
Prologis, Inc. REIT	22,552	1,105,950
Prudential Financial, Inc.	18,602	1,327,067
Public Storage REIT	6,035	1,542,486
Realty Income Corp. REIT	11,100	769,896
Regions Financial Corp.	51,346	436,954
S&P Global, Inc.	11,368	1,219,332
Simon Property Group, Inc. REIT	13,080	2,837,052
SL Green Realty Corp. REIT	4,000	425,880
State Street Corp.(b)	15,978	861,534
SunTrust Banks, Inc.	20,136	827,187
Synchrony Financial(a)	36,076	912,001
T Rowe Price Group, Inc.	10,855	792,089
Torchmark Corp.	4,512	278,932
Travelers Cos., Inc.	12,206	1,453,002
UDR, Inc. REIT	10,600	391,352
Unum Group	9,505	302,164
US Bancorp	66,922	2,698,964
Ventas, Inc. REIT	14,597	1,062,954
Vornado Realty Trust REIT	7,668	767,720
Wells Fargo & Co.	192,703	9,120,633
Welltower, Inc. REIT	15,119	1,151,614
Weyerhaeuser Co. REIT	31,487	937,368
Willis Towers Watson PLC	6,076	755,308
XL Group PLC Class A	11,648	387,995
Zions Bancorp	8,195	205,940

		119,318,557

Health Care – 14.3%
Abbott Laboratories	60,447	2,376,172
AbbVie, Inc.	67,843	4,200,160
Aetna, Inc.	14,544	1,776,259
Agilent Technologies, Inc.	13,093	580,805
Alexion Pharmaceuticals, Inc.(a)	9,373	1,094,391
Allergan PLC(a)	16,606	3,837,481
AmerisourceBergen Corp.	7,734	613,461
Amgen, Inc.	31,454	4,785,726
Anthem, Inc.	10,819	1,420,967

Baxter International, Inc.	23,379	1,057,198
Becton Dickinson and Co.	8,836	1,498,497
Biogen, Inc.(a)	9,284	2,245,057
Boston Scientific Corp.(a)	57,157	1,335,759
Bristol-Myers Squibb Co.	69,904	5,141,439
C.R. Bard, Inc.	2,935	690,195
Cardinal Health, Inc.	13,933	1,086,913
Celgene Corp.(a)	31,971	3,153,300
Centene Corp.(a)	6,800	485,316
Cerner Corp.(a)	12,037	705,368
Cigna Corp.	10,585	1,354,774
DaVita HealthCare Partners, Inc.(a)	6,628	512,477
DENTSPLY SIRONA, Inc.	9,634	597,693
Edwards Lifesciences Corp.(a)	8,510	848,702
Eli Lilly & Co.	40,818	3,214,417
Endo International PLC(a)	8,100	126,279
Express Scripts Holding Co.(a)	26,567	2,013,779
Gilead Sciences, Inc.	55,752	4,650,832
HCA Holdings, Inc.(a)	12,200	939,522
Henry Schein, Inc.(a)	3,300	583,440
Hologic, Inc.(a)	9,800	339,080
Humana, Inc.	6,290	1,131,445
Illumina, Inc.(a)	6,300	884,394
Intuitive Surgical, Inc.(a)	1,548	1,023,863
Johnson & Johnson	114,608	13,901,950
Laboratory Corp. of America Holdings(a)	4,075	530,850
Mallinckrodt PLC(a)	4,500	273,510
McKesson Corp.	9,424	1,758,990
Medtronic PLC	58,893	5,110,146
Merck & Co., Inc.	115,672	6,663,864
Mylan NV(a)	18,302	791,378
Patterson Cos., Inc.	3,135	150,135
PerkinElmer, Inc.	4,386	229,914
Perrigo Co. PLC	5,786	524,617
Pfizer, Inc.	253,033	8,909,292
Quest Diagnostics, Inc.	5,642	459,315
Regeneron Pharmaceuticals, Inc.(a)	3,342	1,167,127
St. Jude Medical, Inc.	12,273	957,294
Stryker Corp.	12,994	1,557,071
Thermo Fisher Scientific, Inc.	16,312	2,410,261
UnitedHealth Group, Inc.	39,774	5,616,089
Universal Health Services, Inc. Class B	3,600	482,760
Varian Medical Systems, Inc.(a)	3,829	314,859
Vertex Pharmaceuticals, Inc.(a)	10,752	924,887
Waters Corp.(a)	3,250	457,113
Zimmer Biomet Holdings, Inc.	8,625	1,038,278
Zoetis, Inc.	19,720	935,911

		111,470,772

Industrials – 9.9%
3M Co.	25,429	4,453,126
Acuity Brands, Inc.	1,800	446,328
Alaska Air Group, Inc.	5,000	291,450
Allegion PLC	3,796	263,556
American Airlines Group, Inc.	24,000	679,440
AMETEK, Inc.	9,399	434,516

See Accompanying Notes to Financial Statements.

15

State Street Institutional Investment Trust

State Street Equity 500 Index II Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS – (continued)
Industrials – (continued)
Boeing Co.	24,764	$3,216,101
C.H. Robinson Worldwide, Inc.	5,679	421,666
Caterpillar, Inc.	24,024	1,821,259
Cintas Corp.	3,466	340,119
CSX Corp.	41,155	1,073,322
Cummins, Inc.	6,414	721,190
Danaher Corp.	25,194	2,544,594
Deere & Co.	12,883	1,044,038
Delta Air Lines, Inc.	32,534	1,185,214
Dover Corp.	6,150	426,318
Dun & Bradstreet Corp.	1,755	213,829
Eaton Corp. PLC	19,625	1,172,201
Emerson Electric Co.	26,679	1,391,577
Equifax, Inc.	5,288	678,979
Expeditors International of Washington, Inc.	7,276	356,815
Fastenal Co.	11,458	508,621
FedEx Corp.	10,650	1,616,457
Flowserve Corp.	5,145	232,400
Fluor Corp.	5,504	271,237
Fortune Brands Home & Security, Inc.	6,300	365,211
General Dynamics Corp.	12,072	1,680,905
General Electric Co.	383,188	12,062,758
Honeywell International, Inc.	31,978	3,719,681
Illinois Tool Works, Inc.	13,600	1,416,576
Ingersoll-Rand PLC	11,284	718,565
Jacobs Engineering Group, Inc.(a)	4,843	241,230
JB Hunt Transport Services, Inc.	3,500	283,255
Kansas City Southern	4,296	387,027
L-3 Communications Holdings, Inc.	3,138	460,313
Lockheed Martin Corp.	10,803	2,680,981
Masco Corp.	13,284	411,007
Nielsen Holdings PLC	15,525	806,834
Norfolk Southern Corp.	12,687	1,080,044
Northrop Grumman Corp.	7,525	1,672,657
PACCAR, Inc.	14,039	728,203
Parker-Hannifin Corp.	5,389	582,281
Pentair PLC	7,304	425,750
Pitney Bowes, Inc.	7,606	135,387
Quanta Services, Inc.(a)	6,407	148,130
Raytheon Co.	12,446	1,692,034
Republic Services, Inc.	9,489	486,881
Robert Half International, Inc.	5,266	200,951
Rockwell Automation, Inc.	5,226	600,049
Rockwell Collins, Inc.	5,231	445,367
Roper Technologies, Inc.	4,065	693,326
Ryder System, Inc.	2,166	132,429
Snap-on, Inc.	2,340	369,299
Southwest Airlines Co.	27,459	1,076,667
Stanley Black & Decker, Inc.	6,057	673,660
Stericycle, Inc.(a)	3,396	353,592
Textron, Inc.	10,833	396,054
TransDigm Group, Inc.(a)	2,200	580,118
Tyco International PLC	18,364	782,306
Union Pacific Corp.	34,698	3,027,401

United Continental Holdings, Inc.(a)	14,300	586,872
United Parcel Service, Inc. Class B	28,991	3,122,911
United Rentals, Inc.(a)	3,600	241,560
United Technologies Corp.	32,651	3,348,360
Verisk Analytics, Inc.(a)	6,200	502,696
W.W. Grainger, Inc.	2,257	512,903
Waste Management, Inc.	17,735	1,175,298
Xylem, Inc.	7,158	319,605

		77,131,487

Information Technology – 19.2%
Accenture PLC Class A	25,718	2,913,592
Activision Blizzard, Inc.	22,100	875,823
Adobe Systems, Inc.(a)	20,544	1,967,910
Akamai Technologies, Inc.(a)	7,090	396,544
Alliance Data Systems Corp.(a)	2,396	469,424
Alphabet, Inc. Class A(a)	12,267	8,630,203
Alphabet, Inc. Class C(a)	12,287	8,503,833
Amphenol Corp. Class A	12,320	706,306
Analog Devices, Inc.	12,351	699,561
Apple, Inc.	227,924	21,789,534
Applied Materials, Inc.	45,054	1,079,944
Autodesk, Inc.(a)	9,006	487,585
Automatic Data Processing, Inc.	18,952	1,741,120
Broadcom, Ltd.	15,691	2,438,381
CA, Inc.	11,740	385,424
Cisco Systems, Inc.	210,190	6,030,351
Citrix Systems, Inc.(a)	6,789	543,731
Cognizant Technology Solutions Corp. Class A(a)	25,241	1,444,795
Corning, Inc.	44,326	907,797
CSRA, Inc.	5,412	126,803
eBay, Inc.(a)	43,245	1,012,365
Electronic Arts, Inc.(a)	12,279	930,257
EMC Corp.	82,210	2,233,646
F5 Networks, Inc.(a)	2,741	312,035
Facebook, Inc. Class A(a)	96,393	11,015,792
Fidelity National Information Services, Inc.	11,991	883,497
First Solar, Inc.(a)	3,021	146,458
Fiserv, Inc.(a)	9,562	1,039,676
FLIR Systems, Inc.	5,161	159,733
Global Payments, Inc.	6,176	440,843
Harris Corp.	5,002	417,367
Hewlett Packard Enterprise Co.	68,353	1,248,809
HP, Inc.	68,753	862,850
Intel Corp.	197,236	6,469,341
International Business Machines Corp.	36,895	5,599,923
Intuit, Inc.	10,937	1,220,679
Juniper Networks, Inc.	14,049	315,962
KLA-Tencor Corp.	6,232	456,494
Lam Research Corp.	6,377	536,051
Linear Technology Corp.	9,542	443,989
MasterCard, Inc. Class A	40,751	3,588,533
Microchip Technology, Inc.	9,383	476,281
Micron Technology, Inc.(a)	41,334	568,756
Microsoft Corp.	327,258	16,745,792
Motorola Solutions, Inc.	6,272	413,764

See Accompanying Notes to Financial Statements.

16

State Street Institutional Investment Trust

State Street Equity 500 Index II Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS – (continued)
Information Technology – (continued)
NetApp, Inc.	11,514	$283,129
NVIDIA Corp.	21,844	1,026,886
Oracle Corp.	129,035	5,281,403
Paychex, Inc.	13,807	821,517
PayPal Holdings, Inc.(a)	45,945	1,677,452
Qorvo, Inc.(a)	5,100	281,826
QUALCOMM, Inc.	60,626	3,247,735
Red Hat, Inc.(a)	7,270	527,802
salesforce.com, Inc.(a)	26,895	2,135,732
Seagate Technology PLC	11,824	288,033
Skyworks Solutions, Inc.	7,600	480,928
Symantec Corp.	25,960	533,218
TE Connectivity, Ltd.	14,751	842,430
Teradata Corp.(a)	5,307	133,047
Texas Instruments, Inc.	41,293	2,587,006
Total System Services, Inc.	6,676	354,562
VeriSign, Inc.(a)	3,801	328,634
Visa, Inc. Class A	79,560	5,900,965
Western Digital Corp.	11,153	527,091
Western Union Co.	20,045	384,463
Xerox Corp.	37,909	359,756
Xilinx, Inc.	10,160	468,681
Yahoo!, Inc.(a)	36,282	1,362,752

		149,512,602

Materials – 2.8%
Air Products & Chemicals, Inc.	8,102	1,150,808
Albemarle Corp.	4,700	372,757
Alcoa, Inc.	52,360	485,377
Avery Dennison Corp.	3,570	266,858
Ball Corp.	5,666	409,595
CF Industries Holdings, Inc.	9,320	224,612
Dow Chemical Co.	47,338	2,353,172
E.I. du Pont de Nemours & Co.	36,818	2,385,807
Eastman Chemical Co.	5,936	403,054
Ecolab, Inc.	11,101	1,316,579
FMC Corp.	5,278	244,424
Freeport-McMoRan, Inc.	49,840	555,218
International Flavors & Fragrances, Inc.	3,151	397,247
International Paper Co.	16,403	695,159
LyondellBasell Industries NV Class A	14,548	1,082,662
Martin Marietta Materials, Inc.	2,545	488,640
Monsanto Co.	18,161	1,878,029
Mosaic Co.	14,084	368,719
Newmont Mining Corp.	23,133	904,963
Nucor Corp.	12,648	624,938
Owens-Illinois, Inc.(a)	6,437	115,930
PPG Industries, Inc.	11,354	1,182,519
Praxair, Inc.	11,811	1,327,438
Sealed Air Corp.	7,823	359,623
Sherwin-Williams Co.	3,409	1,001,121
Vulcan Materials Co.	5,771	694,598
WestRock Co.	10,136	393,986

		21,683,833

Telecommunication Services – 2.8%
AT&T, Inc.	256,587	11,087,124
CenturyLink, Inc.	21,692	629,285

Frontier Communications Corp.	46,506	229,740
Level 3 Communications, Inc.(a)	11,500	592,135
Verizon Communications, Inc.	170,015	9,493,637

		22,031,921

Utilities – 3.6%
AES Corp.	26,236	327,425
AGL Resources, Inc.	4,798	316,524
Alliant Energy Corp.	9,400	373,180
Ameren Corp.	9,704	519,940
American Electric Power Co., Inc.	21,009	1,472,521
American Water Works Co., Inc.	7,100	600,021
CenterPoint Energy, Inc.	17,176	412,224
CMS Energy Corp.	11,055	506,982
Consolidated Edison, Inc.	12,852	1,033,815
Dominion Resources, Inc.	25,694	2,002,334
DTE Energy Co.	7,745	767,685
Duke Energy Corp.	28,992	2,487,224
Edison International	14,014	1,088,467
Entergy Corp.	7,098	577,422
Eversource Energy	13,817	827,638
Exelon Corp.	38,484	1,399,278
FirstEnergy Corp.	16,893	589,735
NextEra Energy, Inc.	18,964	2,472,906
NiSource, Inc.	12,704	336,910
NRG Energy, Inc.	12,502	187,405
PG&E Corp.	20,614	1,317,647
Pinnacle West Capital Corp.	4,404	356,988
PPL Corp.	28,619	1,080,367
Public Service Enterprise Group, Inc.	21,888	1,020,200
SCANA Corp.	5,699	431,186
Sempra Energy	10,062	1,147,269
Southern Co.	39,159	2,100,097
TECO Energy, Inc.	9,401	259,844
WEC Energy Group, Inc.	13,682	893,435
Xcel Energy, Inc.	21,951	982,966

		27,889,635

TOTAL COMMON STOCKS (Cost $526,726,942)		757,672,455

SHORT-TERM INVESTMENT – 2.7%
MONEY MARKET FUND – 2.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.25%(c)(d)(e) (Cost $21,284,920)	21,284,920	21,284,920

TOTAL INVESTMENTS – 100.0% (Cost $548,011,862)		778,957,375
Other Assets in Excess of Liabilities – 0.0%(f)		260,403

NET ASSETS – 100.0%		$779,217,778

(a)	Non-income producing security.

(b)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended June 30, 2016 are shown in the Affiliate Table below.

(c)	All or part of this security has been designated as collateral for futures contracts.

See Accompanying Notes to Financial Statements.

17

State Street Institutional Investment Trust

State Street Equity 500 Index II Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

(d)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2016 are shown in the Affiliate Table below.

(e)	The rate shown is the annualized seven-day yield at June 30, 2016.

(f)	Amount is less than 0.05% of net assets.

REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Common Stocks
Consumer Discretionary	$92,428,435	$–	$–	$92,428,435
Consumer Staples	80,189,274	–	–	80,189,274
Energy	56,015,939	–	–	56,015,939
Financials	119,318,557	–	–	119,318,557
Health Care	111,470,772	–	–	111,470,772
Industrials	77,131,487	–	–	77,131,487
Information Technology	149,512,602	–	–	149,512,602
Materials	21,683,833	–	–	21,683,833
Telecommunication Services	22,031,921	–	–	22,031,921
Utilities	27,889,635	–	–	27,889,635
Short-Term Investment	21,284,920	–	–	21,284,920

Total Investments	$778,957,375	$–	$–	$778,957,375

Other Financial Instruments: (a)
Futures Contracts (b)	249,239	–	–	249,239

Total Investments and Other Financial Instruments	$779,206,614	$–	$–	$779,206,614

(a)	Only unsettled receivable/payable for variation margin is reported on the Statement of Assets and Liabilities.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).

At June 30, 2016, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation
S&P 500 Financial Futures Contracts (long)	09/16/2016	207	$21,633,570	$249,239

During the period ended June 30, 2016, average notional value related to futures contracts was $15,366,106 or 2% of net assets.

Affiliate Table

	Number of Shares Held at 12/31/15	Value at 12/31/15	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/16	Value at 6/30/16	Dividend Income	Realized Gain (Loss)
State Street Corp.	12,078	$801,496	3,900	–	15,978	$861,534	$9,539	$–
State Street Institutional U.S. Government Money Market Fund, Premier Class	8,664,695	8,664,695	238,939,468	226,319,243	21,284,920	21,284,920	18,603	–

See Accompanying Notes to Financial Statements.

18

State Street Institutional Investment Trust

State Street Equity 500 Index II Portfolio

Statement of Assets And Liabilities

June 30, 2016 (Unaudited)

Assets
Investments in unaffiliated issuers, at value (Note 2)	$756,810,921
Investments in affiliated issuers, at value (Note 2)	22,146,454

Total investments	778,957,375
Cash at broker	869,400
Cash	8,135
Receivable from broker – variation margin on open futures contracts	242,190
Receivable for fund shares sold	400,910
Dividends receivable – unaffiliated issuers (Note 2)	839,805
Dividends receivable – affiliated issuers (Note 2)	4,496
Receivable from Investment Adviser (Note 4)	27,463
Receivable for foreign taxes recoverable	2,698

Total assets	781,352,472

Liabilities
Payable for investments purchased	1,987,720
Payable for fund shares repurchased	86,144
Custodian fees payable (Note 4)	13,477
Registration and filing fees payable	2,189
Professional fees payable	20,313
Printing and postage fees payable	20,303
Accrued expenses and other liabilities	4,548

Total liabilities	2,134,694

Net Assets	$779,217,778

Net Assets Consist of:
Paid-in capital	$537,041,595
Undistributed (distribution in excess of) net investment income (loss)	7,092,061
Accumulated net realized gain (loss) on investments and futures contracts	3,889,370
Net unrealized appreciation (depreciation) on:
Investments	230,945,513
Futures contracts	249,239

Net Assets	$779,217,778

Net Asset Value Per Share
Net asset value per share	$10.74

Shares of beneficial interest	72,575,157

Cost of Investments:
Investments in unaffiliated issuers	$526,001,824
Investments in affiliated issuers	22,010,038

Total cost of investments	$548,011,862

See Accompanying Notes to Financial Statements.

19

State Street Institutional Investment Trust

State Street Equity 500 Index II Portfolio

Statement of Operations

For the Six Months Ended June 30, 2016 (Unaudited)

Investment Income
Dividend income – unaffiliated issuers (Note 2)	$7,146,493
Dividend income – affiliated issuers (Note 2)	28,142
Foreign taxes withheld	(2,024)

Total investment income (loss)	7,172,611

Expenses
Administration and custody fees	39,173
Trustees’ fees and expenses (Note 5)	7,719
Registration and filing fees	13,881
Professional fees	63,852
Printing and postage fees	21,723
Insurance expense	4,084
Interest expense (Note 8)	242
Miscellaneous expenses	5,468

Total expenses	156,142

Expenses waived/reimbursed by the Adviser (Note 4)	(75,592)

Net expenses	80,550

Net Investment Income (Loss)	7,092,061

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions – unaffiliated issuers	2,880,006
Futures contracts	623,400

Net realized gain (loss)	3,503,406

Net change in unrealized appreciation/depreciation on:
Investment transactions – unaffiliated issuers	15,815,770
Investment transactions – affiliated issuers	136,416
Futures contracts	104,919

Net change in unrealized appreciation/depreciation	16,057,105

Net realized and unrealized gain (loss)	19,560,511

Net Increase (Decrease) in Net Assets from Operations	$26,652,572

See Accompanying Notes to Financial Statements.

20

State Street Institutional Investment Trust

State Street Equity 500 Index II Portfolio

Statement of Changes in Net Assets

	Six Months Ended 6/30/16 (Unaudited)	Year Ended 12/31/15
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$7,092,061	$10,018,097
Net realized gain (loss)	3,503,406	7,475,080
Net change in unrealized appreciation/depreciation	16,057,105	(13,050,046)

Net increase (decrease) in net assets resulting from operations	26,652,572	4,443,131

Net investment income	–	(10,151,317)
Net realized gains	–	(8,178,301)

Total distributions to shareholders	–	(18,329,618)

From Beneficial Interest Transactions:
Proceeds from sale of shares sold	233,964,304	169,454,825
Reinvestment of distributions	–	18,329,618
Cost of shares redeemed	(22,734,059)	(59,273,359)

Net Increase (Decrease) in Net Assets from Beneficial Interest Transactions	211,230,245	128,511,084

Net Increase (Decrease) in Net Assets During the Period	237,882,817	114,624,597

Net Assets at Beginning of Period	541,334,961	426,710,364

Net Assets at End of Period	$779,217,778	$541,334,961

Undistributed (distribution in excess of) net investment income (loss)	$7,092,061	$–

Shares of Beneficial Interest:
Shares sold	22,334,323	15,808,989
Reinvestment of distributions	–	1,811,227
Shares redeemed	(2,196,578)	(5,623,888)

Net increase (decrease)	20,137,745	11,996,328

See Accompanying Notes to Financial Statements.

21

State Street Institutional Investment Trust

State Street Equity 500 Index II Portfolio

Financial Highlights

Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/16 (Unaudited)		Year Ended 12/31/15	For the Period 8/11/14 * - 12/31/14
Net Asset Value, Beginning of Period	$10.32		$10.55	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)(a)	0.11		0.22	0.08
Net realized and unrealized gain (loss)	0.31		(0.09)	0.63

Total from investment operations	0.42		0.13	0.71

Distributions to Shareholders From:
Net investment income	—		(0.20)	(0.08)
Net realized gains	—		(0.16)	(0.08)

Total distributions	—		(0.36)	(0.16)

Net Asset Value, End of Period	$10.74		$10.32	$10.55

Total Return(b)	4.07%		1.29%	7.12%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$779,218		$541,335	$426,710
Ratios to average net assets:
Total expenses	0.05	%(c)	0.04%	0.04	%(c)
Net expenses	0.03	%(c)	0.03%	0.03	%(c)
Net investment income (loss)	2.24	%(c)	2.05%	2.06	%(c)
Portfolio turnover rate	2	%(d)	5%	4	%(d)(e)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	Annualized.

(d)	Not annualized.

(e)	Portfolio turnover rate excludes in-kind security transactions (Note 7).

See Accompanying Notes to Financial Statements.

22

State Street Institutional Investment Trust

Notes to Financial Statements

June 30, 2016 (Unaudited)

1.	Organization

State Street Institutional Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company, and was organized as a Massachusetts business trust on February 16, 2000. The Trust consists of fifty-one (51) series and corresponding classes, each of which have the same rights and privileges, including the same voting rights. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares, with no par value. The financial statements herein relate to the following funds:

Fund	Classes	Commencement of Operations
State Street Equity 500 Index Fund (diversified)	April 11, 2001 March 10, 2003 September 17, 2014 September 17, 2014 September 17, 2014 June 7, 2005	April 11, 2001 March 10, 2003 September 17, 2014 September 17, 2014 September 17, 2014 June 7, 2005
State Street Equity 500 Index II Portfolio (diversified)	N/A	August 11, 2014

The State Street Equity 500 Index Fund (the “Fund”) offers Administrative, Class A, I, K, R and Service Shares Class. Class A shares of the Funds are available to the general public for investment through transaction-based financial intermediaries. Class A shares impose a 5.25% sales charge (as a percentage of offering price) and may be subject to a 1% contingent deferred sales charge (“CDSC”) if no initial sales charge was paid at the time of purchase of an investment of $1,000,000 or more and the shares are redeemed within 18 months of purchase. Class I and K shares are sold only to certain eligible investors.

The Fund invests as part of a “master-feeder” structure, and currently seeks to achieve its investment objective by investing substantially all of its investable assets in the Portfolio (86.23% at June 30, 2016), a separate series of the Trust. The performance of the Fund is directly affected by the performance of the Portfolio.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

23

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

Security Valuation

The Fund records its investments in the Portfolio at fair value (net asset value) each business day. The valuation policy of the Portfolios is discussed below:

The Portfolio’s investments are valued at fair value each day that the Portfolio’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Portfolio’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell and asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolios. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value the Portfolio’s investments by major category are as follows:

•

Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit. Money market funds generally value portfolio investments using the amortized cost method as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended, (“1940 Act”) and in accordance with their procedures to stabilize net asset value.

•

Exchange-traded futures contracts are valued at the settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate the Portfolio’s net asset value and the prices used by the Portfolio’s underlying benchmarks. Various inputs are used in determining the value of the Portfolio’s investments.

The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical asset or liability (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market

24

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Portfolio’s investments according to the fair value hierarchy as of June 30, 2016, is disclosed in the Portfolio’s Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Portfolio had no material transfers between levels for the six months ended June 30, 2016.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock are recorded as dividend income at fair value. Distributions received by the Portfolio and Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.

The Portfolio invests in Real Estate Investment Trusts (REITs). REITS determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Portfolio’s policy is to record all REIT distributions initially as dividend income and re-designate to return of capital of capital gains distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.

Expenses

Certain expenses, which are directly identifiable to a specific Fund or Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Fund or Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds and Portfolios within the Trust. Class specific expenses are borne by each class.

25

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

Distributions

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Derivative Financial Instruments

The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

For the period ended June 30, 2016, the Portfolio entered into futures contracts for cash equalization and return enhancement.

The following tables summarize the value of the Portfolio’s derivative instruments as of June 30, 2016 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:

Asset Derivatives(a)

	Equity Contracts Risk	Total
State Street Equity 500 Index II Portfolio
Futures Contracts	$249,239	$249,239

(a)

Statement of Assets and Liabilities: Unrealized appreciation on open futures contracts. Only unsettled receivable/payable for variation margin is reported within the Statement of Assets and Liabilities.

26

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

Net Realized Gain (Loss)(a)

	Equity Contracts Risk	Total
State Street Equity 500 Index II Portfolio
Futures Contracts	$623,400	$623,400

(a)	Statement of Operations location: Unrealized appreciation on open futures contracts. Only unsettled receivable/payable for variation margin is reported within the Statement of Assets and Liabilities.

Net Change in Unrealized Appreciation (Depreciation)(a)

	Equity Contracts Risk	Total
State Street Equity 500 Index II Portfolio
Futures Contracts	104,919	104,919

(a)	Statement of Operations location: Net change in unrealized appreciation (depreciation) on: Futures contracts.

4. Fees and Transactions with Affiliates

Advisory Fees

The Fund and Portfolio have entered into Investment Advisory Agreements with SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Fund pays the Adviser fee at an annual rate of 0.02% of its average daily net assets. The Portfolio pays no investment advisory fees to SSGA FM.

SSGA FM is contractually obligated until April 30, 2017, to waive its management fee and/or to reimburse the Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency, and administration expenses) exceed 0.01% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval the Fund’s Board.

SSGA FM is contractually obligated until April 30, 2017, to waive its management fee and/or to reimburse the Portfolio for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, and distribution, shareholder servicing, and sub-transfer agency expenses) exceed 0.03% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval the Portfolio’s Board.

For the six months ended June 30, 2016, SSGA FM reimbursed or waived the fees under these agreements as shown on the Statements of Operations.

27

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

Administrator and Sub-Administrator Fees

SSGA FM serves as administrator and State Street serves as custodian and sub-administrator to the Fund. For its administration services, the Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets. The fee is accrued daily and paid monthly. For its services as custodian, the Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.

Transfer Agent Fees

Boston Financial Data Services (“BFDS”), a joint venture of DST Systems, Inc. and State Street

Corporation, serves as transfer agent and dividend disbursing agent to the Fund. For these services, the Fund pays annual account services fees, activity-based fees, charges related to compliance and regulatory services.

Distribution and Shareholder Servicing Fees

State Street Global Markets LLC (“SSGM” or the “Distributor”) serves as the distributor of the Fund. SSGM is a wholly owned subsidiary of State Street Corporation. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Administrative Shares, Service Shares, Class R shares and Class A shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.15%, 0.25%, 0.60% and 0.25% of the Fund’s net assets attributable to its Administrative Shares, Service Shares, Class R shares and Class A shares, respectively. Because these fees are paid out of the assets of the Fund attributable to its Administrative Shares, Service Shares, Class R shares and Class A shares on an ongoing basis, they will increase the cost of your investment and may cost you more over time than paying other types of sales charges. In addition to payments under the Plan, the Fund may reimburse SSGM or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.

The Fund may also pay a sub-transfer agent fee at an annual rate of up to 0.20% of the Fund’s average daily net assets attributable to Class A and Class I for recordkeeping, shareholder servicing, or administrative services provided by financial intermediaries.

Other Transactions with Affiliates

The Portfolio may invest in affiliated entities, included securities issued by State Street, affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2016 are disclosed in the applicable Schedules of Investments.

5.	Trustees’ Fees

The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolios. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

28

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

6.	Investment Transactions

For the six months ended June 30, 2016, purchases and sales of investment securities (excluding short-term investments) were $222,316,347 and $13,865,653, respectively.

7.	Income Tax Information

The Fund and Portfolio have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund and Portfolio will not be subject to federal income taxes to the extent each distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Fund and Portfolio file federal and various state and local tax returns as required. No income tax returns are currently under examination. The federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

At June 30, 2016, the cost of investments and the unrealized appreciation and depreciation of investments for federal income tax purpose are as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Equity 500 Index II Portfolio	$548,011,862	$237,734,656	$6,789,143	$230,945,513
State Street Equity 500 Index Fund	$639,569,852	$32,541,150	$—	$32,541,150

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

8.	Line of Credit

The Portfolio and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $360 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. The agreement expires in October 2016 unless extended or renewed. Prior to October 14, 2015, the participants could borrow up to $300 million at any time outstanding, subject to asset coverage and other limitations as specified in the agreements.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses and are paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of the New York Fed Bank Rate plus 1%. The Portfolio had no outstanding loans during the period ended June 30, 2016.

29

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

9.	Risks

Concentration of Risk

As a result of the Portfolio’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio were more broadly diversified.

Market and Credit Risk

In the normal course of business, the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.

10.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Portfolios and Funds through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

30

State Street Institutional Investment Trust

Other Information

June 30, 2016 (Unaudited)

Expense Example

As a shareholder of a Fund, you incur two types of costs (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2016 to June 30, 2016.

The table below illustrates your Fund’s cost in two ways:

Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

Based on hypothetical 5% return — This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Equity 500 Index Fund
Administrative Shares	0.18%	$1,037.30	$0.91	$1,024.00	$0.91
Service Shares	0.28%	$1,037.30	$1.42	$1,023.50	$1.41
R Shares	0.63%	$1,035.60	$3.19	$1,021.70	$3.17
Class A Shares	0.48%	$1,036.10	$2.43	$1,022.50	$2.41
Class I Shares	0.23%	$1,037.90	$1.17	$1,023.70	$1.16
Class K Shares	0.03%	$1,038.40	$0.15	$1,024.70	$0.15
State Street Equity 500 Index II Portfolio	0.03%	$1,040.70	$0.15	$1,024.70	$0.15

(a)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 366.

31

State Street Institutional Investment Trust

Other Information — (continued)

June 30, 2016 (Unaudited)

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Fund’s and the Portfolio’s investment adviser to vote proxies relating to the portfolio of securities are available (i) without charge, upon request by calling 1-877-521-4083 (toll free) or (ii) on the website of the U.S. Securities and Exchange Commission (the “SEC”), at www.sec.gov. Information regarding how the investment adviser voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Portfolio’s website at www.ssgafunds.com.

Quarterly Portfolio Schedule

The Portfolios file a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.ssgafunds.com.

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State Street Master Funds and State Street Institutional Investment Trust

Trustee Considerations in Approving Continuation of Investment Advisory Agreements1

Overview of the Contract Review Process

Under the Investment Company Act of 1940, an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.

Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds and State Street Institutional Investment Trust (each a “Trust” and together, the “Trusts”), met on April 14-15, 2016 and May 19-20, 2016, including in Executive Sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to each portfolio series of each Trust (each, a “Fund” and collectively, the “Funds”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully.2 The Independent Trustees were separately represented by co-counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreements. Following the April 14-15, 2016 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 19-20, 2016 meeting. The Independent Trustees considered, among other things, the following:

Information about Performance, Expenses and Fees

•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:

•

Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2015, as applicable, to the performance of an appropriate benchmark for the Fund and a universe of other mutual funds with similar investment objectives and policies;

•	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider;

[1]

Over the course of more than 15 years, the Independent Trustees have identified numerous relevant issues, factors and concerns (“issues, factors and concerns”) that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the “annual review process”). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the “special meeting”). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.

[2]	Certain Funds had either recently commenced operations or had yet to commence operations, and as such, the Advisory Agreement was not up for renewal with respect to such Funds.

33

•	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five years, as applicable; and

•	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.

•

Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Funds, as applicable; and

•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of the Adviser that provide services to the Fund (“Affiliated Service Providers”).

Information about Portfolio Management

•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;

•	Information concerning the allocation of brokerage; and

•	Information regarding the procedures and processes used to value the assets of the Fund.

Information about the Adviser

•	Reports detailing the financial results and condition of the Adviser and its affiliates;

•	Descriptions of the qualifications, education and experience of the individual investment professionals responsible for managing the portfolios of the Fund;

•	Information relating to compliance with and the administration of each Code of Ethics adopted by the Adviser;

•	A copy of the Adviser’s proxy voting policies and procedures;

•

Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and their service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the Fund; and

•	A description of the business continuity and disaster recovery plans of the Adviser; and

•	Information regarding the Adviser’s risk management processes.

Other Relevant Information

•	Information concerning the nature, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);

•

Information concerning the nature, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant, transfer agent and securities lending agent of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;

•

Draft responses to a letter from Joseph P. Barri, LLC, co-counsel along with the law firm of Sullivan & Worcester LLP (together, “Independent Counsel”) to the Independent Trustees, reviewed prior to such date by Independent Counsel, requesting specific information from each of:

•	SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins before taxes from such

34

operations for the Fund’s last fiscal year; and the relevant operations of other affiliated service providers to the Fund, together with their approximate profit margins from such relevant operations for the Fund’s last fiscal year;

•

State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, transfer agent, securities lending agent, and shareholder services for the Funds, with respect to its operations relating to the Fund; and

•

State Street Global Markets, LLC, the principal underwriter and distributor of the shares of the Funds (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under SEC Rule 12b-1;

•

Information from SSGA FM and State Street with respect to State Street Master Funds and State Street Institutional Investment Trust, and the Distributor with respect to State Street Institutional Investment providing any material changes to the previous information supplied in response to the letter from Joseph P. Barri, LLC prior to the Executive Sessions of the Board on May 19-20, 2016;

•

Materials provided by Broadridge Financial Solutions, Inc., the successor by acquisition to the producer of Lipper materials used in previous years (“Broadridge”), circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund for which such materials were then available; and

•	A summary of the foregoing materials prepared by Independent Counsel.

In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Funds throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Funds and the investment strategies used in pursuing the Fund’s investment objective.

The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.

Results of the Process

Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 19-20, 2016 the Board, including a majority of the Independent Trustees, voted to approve the adoption of, as applicable, and the continuation of the Advisory Agreements effective June 1, 2016, for an additional year with respect to all Funds.

Nature, Extent and Quality of Services

In considering whether to approve the Advisory Agreements, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such

35

investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various Funds that invest primarily in equity securities. With respect to those Funds that invest primarily in fixed-income securities, the Board considered the extensive experience and resources committed by the Adviser to the evaluation of credit, interest-rate and currency risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Funds by senior management.

The Board reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in monitoring the Fund’s securities lending activities.

On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Funds.

Fund Performance

The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2015. For purposes of these comparisons the Independent Trustees relied extensively on the “Performance Group,” “Performance Universe” and “Broadridge Index” constructed by Broadridge for the Fund and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of your Fund:

State Street Equity 500 Index Fund. The Board considered that the Fund’s performance was equal to the median of its Performance Group and outperformed the median of its Performance Universe and its Broadridge Index for the 1-year period.

On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory or better (a) by comparison to the performance of its peer group funds or (b) after considering steps taken by management to improve the performance of certain Funds.

Management Fees and Expenses

The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee, including the portion attributable to administrative services provided by SSGA FM, and total expense ratio (both before and after giving effect to any expense caps), as compared to its “Expense Group” and “Expense Universe,” as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of various Funds to limit the total expenses borne by shareholders of such Funds. Among other information, the Board considered the following expense information in its evaluation of your Fund:

36

State Street Equity 500 Index Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

State Street Equity 500 Index II Portfolio. The Board considered that the Fund does not pay a management fee to the Adviser.

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of similar mutual funds and are reasonable in relation to the services provided.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all Funds as a group. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers, together with the ranges of profitability of each of the Affiliated Service Providers with respect to their services to the Funds. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Funds’ investments.

The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and all Funds as a group, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific Fund or the Funds taken as a whole. The Board concluded that, in light of the current size of the Fund and all Funds as a group, the level of profitability of the Adviser and its affiliates with respect to the Fund and all Funds as a group over various time periods, and the comparatively low management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for any Fund at this time.

Conclusions

In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the respective Advisory Agreement.

Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its respective shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

37

Trustees

William L. Boyan

Michael F. Holland

Michael A. Jessee

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian, Sub-Administrator of the Funds and the Portfolios and Transfer Agent of the Portfolios

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

Transfer Agent of the Funds

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

Distributor

State Street Global Markets LLC

State Street Financial Center

One Lincoln Street

Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Institutional Investment Trust State Street Bank and Trust Company P.O. Box 5049 Boston, MA 02206	SSIITEQTY500SAR IBG-20871

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

Semi-Annual Report

30 June 2016

State Street Institutional Investment Trust

State Street Aggregate Bond Index Fund

State Street Global Equity ex-U.S. Index Fund

State Street Small/Mid Cap Equity Index Fund

State Street Aggregate Bond Index Portfolio

State Street Global Equity ex-U.S. Index Portfolio

State Street Small/Mid Cap Equity Index Portfolio

The information contained in this report with respect to the Fund is intended for the general information of shareholders of the Fund and the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before investing in the Fund.

The information contained in this report with respect to the Portfolio is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-800-997-7327. Please read the offering document carefully before investing in the Portfolio.

State Street Institutional Investment Trust

Semi-Annual Report

June 30, 2016 (Unaudited)

The information contained in this report with respect to the Fund is intended for the general information of shareholders of the Fund and the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before investing in the Fund.

The information contained in this report with respect to the Portfolio is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-800-997-7327. Please read the offering document carefully before investing in the Portfolio.

State Street Institutional Investment Trust

Statements of Assets and Liabilities

June 30, 2016 (Unaudited)

	State Street Aggregate Bond Index Fund	State Street Global Equity ex-U.S. Index Fund	State Street Small/Mid Cap Equity Index Fund
Assets
Investments in corresponding Portfolio, at value (Note 1)	$59,167,175	$148,944,144	$4,237,930
Receivable for investments sold	3,750	3,750	3,750
Dividends receivable (Note 2)	114,672	—	—
Receivable from Adviser (Note 5)	18,317	22,909	15,052

Total assets	59,303,914	148,970,803	4,256,732

Liabilities
Payable for investments purchased	114,672	–	–
Advisory fee payable (Note 5)	1,440	7,197	104
Custodian fees payable (Note 5)	2,340	2,317	2,315
Administration fees payable (Note 5)	5,849	12,775	751
Distribution fees payable (Note 5)	39	9	20
Transfer agent fees payable	11,933	11,843	2,759
Sub-transfer agent fees payable (Note 5)	947	–	–
Registration and filing fees payable	5,435	5,498	4,746
Professional fees payable	12,416	12,414	6,471
Printing and postage fees payable	2,661	1,867	6,138

Total Liabilities	157,732	53,920	23,304

Net Assets	$59,146,182	$148,916,883	$4,233,428

Net Assets Consist of:
Paid-in Capital	$57,683,669	$158,075,583	$4,425,061
Undistributed (distribution in excess of) net investment income (loss)	111,648	(32,307)	(1,104)
Accumulated net realized gain (loss) on investments and foreign currency transactions	109,110	(281,317)	(12,745)
Net unrealized appreciation (depreciation) on: Investments	1,241,755	(8,845,076)	(177,784)

Net Assets	$59,146,182	$148,916,883	$4,233,428

Class A
Net assets	$192,937	$42,351	$99,799
Shares outstanding	18,978	5,000	10,471

Net asset value, offering and redemption price per share	$10.17	$8.47	$9.53

Maximum sales charge	3.75%	4.50%	4.50%
Maximum offering price per share	$10.57	$8.87	$9.98

Class I
Net assets	$3,771,866	$312,384	$99,925
Shares outstanding	370,981	36,843	10,471

Net asset value, offering and redemption price per share	$10.17	$8.48	$9.54

Class K
Net assets	$55,181,379	$148,562,148	$4,033,704
Shares outstanding	5,429,171	17,520,714	422,677

Net asset value, offering and redemption price per share	$10.16	$8.48	$9.54

Cost of Investments:
Investment in corresponding Portfolio	$57,925,420	$157,789,220	$4,415,714

See Accompanying Notes to Financial Statements.

State Street Institutional Investment Trust

Statements of Operations

For the Six Months Ended June 30, 2016 (Unaudited)

	State Street Aggregate Bond Index Fund	State Street Global Equity ex-U.S. Index Fund	State Street Small/Mid Cap Equity Index Fund
Investment Income
Dividend income from corresponding Portfolio (Note 2)	$646,621	$–	$–

Expenses
Advisory fee (Note 5)	8,637	25,628	594
Administration fees (Note 5)	17,019	23,978	1,821
Distribution fees (Note 5) Class A	234	51	117
Custodian fees (Note 5)	6,655	6,741	5,258
Trustees’ fees and expenses (Note 6)	7,659	7,659	7,652
Transfer agent fees (Note 5)	24,587	24,589	14,472
Sub-transfer agent fee (Note 5)	43	3	–
Registration and filing fees	26,207	23,689	17,164
Professional fees	18,794	18,793	9,945
Printing and postage fees	5,531	4,359	2,818
Insurance expense	3,130	3,122	–

Total expenses	118,496	138,612	59,841

Expenses waived/reimbursed by the Adviser (Note 5)	(100,947)	(106,025)	(58,737)

Net expenses	17,549	32,587	1,104

Net Investment Income (loss)	629,072	(32,587)	(1,104)

Realized and Unrealized Gain (loss)
Net realized gain (loss) on:
Investment in corresponding Portfolio	15,189	(250,342)	(13,963)

Net realized gain (loss)	15,189	(250,342)	(13,963)

Net change in unrealized appreciation/depreciation on:
Investment in corresponding Portfolio	2,314,420	(1,005,516)	123,549

Net change in unrealized appreciation/depreciation	2,314,420	(1,005,516)	123,549

Net Realized And Unrealized Gain (loss)	2,329,609	(1,255,858)	109,586

Net Increase (Decrease) in Net Assets from Operations	$2,958,681	$(1,288,445)	$108,482

See Accompanying Notes to Financial Statements.

State Street Institutional Investment Trust

Statements of Changes in Net Assets

	State Street Aggregate Bond Index Fund		State Street Global Equity ex-U.S. Index Fund
	Six Months Ended 6/30/16 (Unaudited)	Year Ended 12/31/15	Six Months Ended 6/30/16 (Unaudited)	Year Ended 12/31/15
Increase (decrease) in Net Assets from Operations:
Net investment income (loss)	$629,072	$959,410	$(32,587)	$1,177,991
Net realized gain (loss)	15,189	1,389,887	(250,342)	(31,679)
Net change in unrealized appreciation/depreciation	2,314,420	(1,696,466)	(1,005,516)	(4,138,701)

Net increase (decrease) in net assets resulting from operations	2,958,681	652,831	(1,288,445)	(2,992,389)

Distributions to Shareholders from:
Net investment income
Class A	(1,473)	(3,397)	–	(778)
Class I	(39,047)	(129,825)	–	(885)
Class K	(476,904)	(1,347,561)	–	(1,173,348)

Total distributions from net investment income	(517,424)	(1,480,783)	–	(1,175,011)

Net realized gain on investments
Class A	–	(2,642)	–	–
Class I	–	(64,302)	–	–
Class K	–	(708,038)	–	–

Total distributions from net realized gain on investments	–	(774,982)	–	–

Return of capital
Class A	–	(217)	–	–
Class I	–	(8,278)	–	–
Class K	–	(85,925)	–	–

Total return of capital	–	(94,420)	–	–

Total distributions to shareholders	(517,424)	(2,350,185)	–	(1,175,011)

From Capital Share Transactions:
Class A
Shares sold	–	136,350	–	–
Reinvestment of distributions	1,084	4,126	–	–

Net increase (decrease) from capital share Transactions	1,084	140,476	–	–

Class I
Shares sold	45,000	–	244,000	–
Reinvestment of distributions	38,605	200,148	–	–
Shares redeemed	(1,000,000)	–	–	–

Net increase (decrease) from capital share transactions	(916,395)	200,148	244,000	–

Class K
Shares sold	2,923,784	10,758,828	93,896,020	19,529,351
Reinvestment of distributions	476,764	2,141,524	–	1,173,348
Shares redeemed	(113,869)	(32,694,391)	(1,237,966)	(124,042)

Net increase (decrease) from capital share transactions	3,286,679	(19,794,039)	92,658,054	20,578,657

Net increase (decrease) in net assets from capital share transactions	2,371,368	(19,453,415)	92,902,054	20,578,657

Net increase (decrease) in net assets during the period	4,812,625	(21,150,769)	91,613,609	16,411,257

Net assets at beginning of period	54,333,557	75,484,326	57,303,274	40,892,017

Net Assets at end of Period	$59,146,182	$54,333,557	$148,916,883	$57,303,274

Undistributed (distribution in excess of) net investment income (loss)	$111,648	$–	$(32,307)	$280

See Accompanying Notes to Financial Statements.

State Street Institutional Investment Trust

Statements of Changes in Net Assets — (continued)

	State Street Aggregate Bond Index Fund		State Street Global Equity ex-U.S. Index Fund
	Six Months Ended 6/30/16 (Unaudited)	Year Ended 12/31/15	Six Months Ended 6/30/16 (Unaudited)	Year Ended 12/31/15
Shares of Beneficial Interest:
Class A
Shares sold	$–	$13,447	$–	$–
Reinvestment of distributions	109	422	–	–

Net increase (decrease) from share transactions	109	13,869	–	–

Class I
Shares sold	4,497	–	31,843	–
Reinvestment of distributions	3,874	20,257	–	–
Shares redeemed	(100,099)	–	–	–

Net increase (decrease) from share transactions	(91,728)	20,257	31,843	–

Class K
Shares sold	296,215	1,072,582	10,901,317	2,194,817
Reinvestment of distributions	47,834	216,970	–	137,394
Shares redeemed	(11,525)	(3,192,297)	(150,000)	(14,296)

Net increase (decrease) from share transactions	332,524	(1,902,745)	10,751,317	2,317,915

*	Inception date.

See Accompanying Notes to Financial Statements.

State Street Institutional Investment Trust

Statements of Changes in Net Assets

	State Street Small/Mid Cap Equity Index Fund
	Six Months Ended 6/30/16 (Unaudited)	For the Period 8/11/15* – 12/31/15
Increase (decrease) in Net Assets from Operations:
Net investment income (loss)	$(1,104)	$24,325
Net realized gain (loss)	(13,963)	4,525
Net change in unrealized appreciation/depreciation	123,549	(301,333)

Net increase (decrease) in net assets resulting from operations	108,482	(272,483)

Distributions to Shareholders from:
Net investment income
Class A	–	(606)
Class I	–	(658)
Class K	–	(26,368)

Total distributions from net investment income	–	(27,632)

Net realized gain on investments
Class A	–	–
Class I	–	–
Class K	–	–

Total distributions from net realized gain on investments	–	–

Return of capital
Class A	–	–
Class I	–	–
Class K	–	–

Total return of capital	–	–

Total distributions to shareholders	–	–

From Capital Share Transactions:
Class A
Shares sold	–	100,000
Reinvestment of distributions	–	–

Net increase (decrease) from capital share Transactions	–	100,000

Class I
Shares sold	–	100,000
Reinvestment of distributions	–	–
Shares redeemed	–	–

Net increase (decrease) from capital share transactions	–	100,000

Class K
Shares sold	–	4,198,693
Reinvestment of distributions	–	26,368
Shares redeemed	–	–

Net increase (decrease) from capital share transactions	–	4,225,061

Net increase (decrease) in net assets from capital share transactions	–	4,425,061

Net increase (decrease) in net assets during the period	108,482	4,124,946

Net assets at beginning of period	4,124,946	–

Net Assets at end of Period	$4,233,428	$4,124,946

Undistributed (distribution in excess of) net investment income (loss)	$(1,104)	$–

See Accompanying Notes to Financial Statements.

State Street Institutional Investment Trust

Statements of Changes in Net Assets — (continued)

	State Street Small/Mid Cap Equity Index Fund
	Six Months Ended 6/30/16 (Unaudited)	For the Period 8/11/15* – 12/31/15
Shares of Beneficial Interest:
Class A
Shares sold	$–	$10,471
Reinvestment of distributions	–	–

Net increase (decrease) from share transactions	–	10,471

Class I
Shares sold	–	10,471
Reinvestment of distributions	–	–
Shares redeemed	–	–

Net increase (decrease) from share transactions	–	10,471

Class K
Shares sold	–	419,869
Reinvestment of distributions	–	2,808
Shares redeemed	–	–

Net increase (decrease) from share transactions	–	422,677

*	Inception date.

See Accompanying Notes to Financial Statements.

State Street Institutional Investment Trust

Financial Highlights

Selected data for a share outstanding throughout each period

	State Street Aggregate Bond Index Fund
	Class A
	Six Months Ended 6/30/16 (Unaudited)		Year Ended 12/31/15	For the Period 9/19/14 * – 12/31/14
Net asset value, beginning of period	$9.75		$10.14	$10.00

Income (loss) from investment operations:
Net investment income (loss)(a)	0.09		0.21	0.02
Net realized and unrealized gain (loss)	0.41		(0.18)	0.16

Total from investment operations	0.50		0.03	0.18

Distributions to shareholders from:
Net investment income	(0.08)		(0.26)	(0.04)
Net realized gains	–		(0.14)	–
Return of capital	–		(0.02)	–

Total distributions	(0.08)		(0.42)	(0.04)

Net asset value, end of period	$10.17		$9.75	$10.14

Total return(b)	5.13	%(c)	0.35%	1.85	%(c)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$193		$184	$51
Ratios to average net assets:
Total expenses(d)	0.71	%(e)	0.66%	0.91	%(e)
Net expenses(d)	0.36	%(e)	0.31%	0.52	%(e)
Net investment income (loss)	1.89	%(e)	2.11%	0.58	%(e)
Portfolio turnover rate(f)	111	%(c)	62%	16	%(c)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(c)	Not annualized.

(d)	Ratio does not include the expenses of the corresponding Portfolio.

(e)	Annualized.

(f)	Portfolio turnover rate is from the corresponding Portfolio.

See Accompanying Notes to Financial Statements.

State Street Institutional Investment Trust

Financial Highlights

Selected data for a share outstanding throughout each period

	State Street Aggregate Bond Index Fund
	Class I
	Six Months Ended 6/30/16 (Unaudited)		Year Ended 12/31/15	For the Period 9/19/14 * – 12/31/14
Net asset value, beginning of period	$9.74		$10.13	$10.00

Income (loss) from investment operations
Net investment income (loss)(a)	0.10		0.20	0.08
Net realized and unrealized gain (loss)	0.42		(0.14)	0.09

Total from investment operations	0.52		0.06	0.17

Distributions to shareholders from:
Net investment income	(0.09)		(0.29)	(0.04)
Net realized gains	–		(0.14)	–
Return of capital	–		(0.02)	–

Total distributions	(0.09)		(0.45)	(0.04)

Net asset value, end of period	$10.17		$9.74	$10.13

Total return(b)	5.34	%(c)	0.60%	1.82	%(c)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,772		$4,508	$4,484
Ratios to average net assets:
Total expenses(d)	0.41	%(e)	0.41%	0.88	%(e)
Net expenses(d)	0.06	%(e)	0.06%	0.28	%(e)
Net investment income (loss)	2.11	%(e)	1.95%	2.91	%(e)
Portfolio turnover rate(f)	111	%(c)	62%	16	%(c)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(c)	Not annualized.

(d)	Ratio does not include the expenses of the corresponding Portfolio.

(e)	Annualized.

(f)	Portfolio turnover rate is from the corresponding Portfolio.

See Accompanying Notes to Financial Statements.

State Street Institutional Investment Trust

Financial Highlights

Selected data for a share outstanding throughout each period

	State Street Aggregate Bond Index Fund
	Class K
	Six Months Ended 6/30/16 (Unaudited)		Year Ended 12/31/15	For the Period 9/19/14 * – 12/31/14
Net asset value, beginning of period	$9.74		$10.14	$10.00

Income (loss) from investment operations
Net investment income (loss)(a)	0.11		0.20	0.04
Net realized and unrealized gain (loss)	0.40		(0.15)	0.15

Total from investment operations	0.51		(0.05)	0.19

Distributions to shareholders from:
Net investment income	(0.09)		(0.29)	(0.05)
Net realized gains	–		(0.14)	–
Return of capital	–		(0.02)	–

Total distributions	(0.09)		(0.45)	(0.05)

Net asset value, end of period	$10.16		$9.74	$10.14

Total return(b)	5.24	%(c)	0.54%	1.97	%(c)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$55,181		$49,641	$70,950
Ratios to average net assets:
Total expenses(d)	0.41	%(e)	0.41%	0.50	%(e)
Net expenses(d)	0.06	%(e)	0.06%	0.09	%(e)
Net investment income (loss)	2.19	%(e)	1.88%	1.33	%(e)
Portfolio turnover rate(f)	111	%(c)	62%	16	%(c)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(c)	Not annualized.

(d)	Ratio does not include the expenses of the corresponding Portfolio.

(e)	Annualized.

(f)	Portfolio turnover rate is from the corresponding Portfolio.

See Accompanying Notes to Financial Statements.

State Street Institutional Investment Trust

Financial Highlights

Selected data for a share outstanding throughout each period

	State Street Global Equity ex-U.S. Index Fund
	Class A
	Six Months Ended 6/30/16 (Unaudited)		Year Ended 12/31/15	For the Period 9/17/14 * – 12/31/14
Net asset value, beginning of period	$8.45		$9.17	$10.00

Income (loss) from investment operations:
Net investment income (loss)(a)	(0.01)		0.15	0.04
Net realized and unrealized gain (loss)	0.03		(0.71)	(0.83)

Total from investment operations	0.02		(0.56)	(0.79)

Distributions to shareholders from:
Net investment income	—		(0.16)	(0.04)

Net asset value, end of period	$8.47		$8.45	$9.17

Total return(b)	0.24	%(c)	(6.17)%	(7.88	)%(c)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$42		$42	$46
Ratios to average net assets:
Total expenses(d)	0.58	%(e)	0.70%	1.17	%(e)
Net expenses(d)	0.33	%(e)	0.32%	0.60	%(e)
Net investment income (loss)	(0.33	)%(e)	1.64%	1.55	%(e)
Portfolio turnover rate(f)	1	%(c)	3%	0	%(c)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(c)	Not annualized.

(d)	Ratio does not include the expenses of the corresponding Portfolio.

(e)	Annualized.

(f)	Portfolio turnover rate is from the corresponding Portfolio.

See Accompanying Notes to Financial Statements.

State Street Institutional Investment Trust

Financial Highlights

Selected data for a share outstanding throughout each period

	State Street Global Equity ex-U.S. Index Fund
	Class I
	Six Months Ended 6/30/16 (Unaudited)		Year Ended 12/31/15	For the Period 9/17/14 * – 12/31/14
Net asset value, beginning of period	$8.45		$9.17	$10.00

Income (loss) from investment operations
Net investment income (loss)(a)	(0.00	)(b)	0.18	0.05
Net realized and unrealized gain (loss)	0.03		(0.72)	(0.83)

Total from investment operations	0.03		(0.54)	(0.78)

Distributions to shareholders from:
Net investment income	–		(0.18)	(0.05)

Net asset value, end of period	$8.48		$8.45	$9.17

Total return(c)	0.36	%(d)	(5.94)%	(7.81	)%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$312		$42	$46
Ratios to average net assets:
Total expenses(e)	0.32	%(f)	0.45%	0.92	%(f)
Net expenses(e)	0.07	%(f)	0.06%	0.35	%(f)
Net investment income (loss)	(0.07	)%(f)	1.89%	1.81	%(f)
Portfolio turnover rate(g)	1	%(d)	3%	0	%(d)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)	Amount is less than $0.005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(d)	Not annualized.

(e)	Ratio does not include the expenses of the corresponding Portfolio.

(f)	Annualized.

(g)	Portfolio turnover rate is from the corresponding Portfolio.

See Accompanying Notes to Financial Statements.

State Street Institutional Investment Trust

Financial Highlights

Selected data for a share outstanding throughout each period

	State Street Global Equity ex-U.S. Index Fund
	Class K
	Six Months Ended 6/30/16 (Unaudited)		Year Ended 12/31/15	For the Period 9/17/14 * – 12/31/14
Net asset value, beginning of period	$8.45		$9.17	$10.00

Income (loss) from investment operations
Net investment income (loss)(a)	(0.00	)(b)	0.24	0.05
Net realized and unrealized gain (loss)	0.03		(0.78)	(0.83)

Total from investment operations	0.03		(0.54)	(0.78)

Distributions to shareholders from:
Net investment income	–		(0.18)	(0.05)

Net asset value, end of period	$8.48		$8.45	$9.17

Total return(c)	0.36	%(d)	(5.94)%	(7.76	)%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$148,562		$57,219	$40,800
Ratios to average net assets:
Total expenses(e)	0.32	%(f)	0.45%	0.73	%(f)
Net expenses(e)	0.08	%(f)	0.06%	0.15	%(f)
Net investment income (loss)	(0.08	)%(f)	2.59%	2.00	%(f)
Portfolio turnover rate(g)	1	%(d)	3%	0	%(d)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)	Amount is less than $0.005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(d)	Not annualized.

(e)	Ratio does not include the expenses of the corresponding Portfolio.

(f)	Annualized.

(g)	Portfolio turnover rate is from the corresponding Portfolio.

See Accompanying Notes to Financial Statements.

State Street Institutional Investment Trust

Financial Highlights

Selected data for a share outstanding throughout each period

	State Street Small/Mid Cap Equity Index Fund
	Class A
	Six Months Ended 6/30/16 (Unaudited)		For thePeriod 10/16/15 * – 12/31/15
Net asset value, beginning of period	$9.30		$10.00

Income (loss) from investment operations:
Net investment income (loss)(a)	(0.01)		0.05
Net realized and unrealized gain (loss)	0.24		(0.69)

Total from investment operations	0.23		(0.64)

Distributions to shareholders from:
Net investment income	–		(0.06)

Net asset value, end of period	$9.53		$9.30

Total return(b)	2.25	%(c)	(6.27	)%(c)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$100		$97
Ratios to average net assets:
Total expenses(d)	3.27	%(e)	5.08	%(e)
Net expenses(d)	0.30	%(e)	0.30	%(e)
Net investment income (loss)	(0.30	)%(e)	2.55	%(e)
Portfolio turnover rate(f)	10	%(c)	8	%(c)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(c)	Not annualized.

(d)	Ratio does not include the expenses of the corresponding Portfolio.

(e)	Annualized.

(f)	Portfolio turnover rate is from the corresponding Portfolio.

See Accompanying Notes to Financial Statements.

State Street Institutional Investment Trust

Financial Highlights

Selected data for a share outstanding throughout each period

	State Street Small/Mid Cap Equity Index Fund
	Class I
	Six Months Ended 6/30/16 (Unaudited)		For the Period 10/16/15 * – 12/31/15
Net asset value, beginning of period	$9.30		$10.00

Income (loss) from investment operations
Net investment income (loss)(a)	(0.00	)(b)	0.06
Net realized and unrealized gain (loss)	0.24		(0.70)

Total from investment operations	0.24		(0.64)

Distributions to shareholders from:
Net investment income	–		(0.06)

Net asset value, end of period	$9.54		$9.30

Total return(c)	2.36	%(d)	(6.18	)%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$100		$97
Ratios to average net assets:
Total expenses(e)	3.02	%(f)	4.83	%(f)
Net expenses(e)	0.05	%(f)	0.05	%(f)
Net investment income (loss)	(0.05	)%(f)	2.80	%(f)
Portfolio turnover rate(g)	10	%(d)	8	%(d)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)	Amount is less than $0.005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(d)	Not annualized.

(e)	Ratio does not include the expenses of the corresponding Portfolio.

(f)	Annualized.

(g)	Portfolio turnover rate is from the corresponding Portfolio.

See Accompanying Notes to Financial Statements.

State Street Institutional Investment Trust

Financial Highlights

Selected data for a share outstanding throughout each period

	State Street Small/Mid Cap Equity Index Fund
	Class K
	Six Months Ended 6/30/16 (Unaudited)		For the Period 8/12/15 * – 12/31/15
Net asset value, beginning of period	$9.30		$10.00

Income (loss) from investment operations
Net investment income (loss)(a)	(0.00	)(b)	0.06
Net realized and unrealized gain (loss)	0.24		(0.70)

Total from investment operations	0.24		(0.64)

Distributions to shareholders from:
Net investment income	–		(0.06)

Net asset value, end of period	$9.54		$9.30

Total return(c)	2.58	%(d)	(6.38	)%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,034		$3,930
Ratios to average net assets:
Total expenses(e)	3.02	%(f)	4.71	%(f)
Net expenses(e)	0.05	%(f)	0.05	%(f)
Net investment income (loss)	(0.05	)%(f)	1.49	%(f)
Portfolio turnover rate(g)	10	%(d)	8	%(d)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)	Amount is less than $0.005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(d)	Not annualized.

(e)	Ratio does not include the expenses of the corresponding Portfolio.

(f)	Annualized.

(g)	Portfolio turnover rate is from the corresponding Portfolio.

See Accompanying Notes to Financial Statements.

State Street Aggregate Bond Index Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	June 30, 2016
U.S. Treasury Obligations	36.6%
U.S. Government Agency Obligations	30.7
Corporate Bonds & Notes	27.7
Short-Term Investment	6.2
Foreign Government Obligations	2.0
Mortgage-Backed Securities	1.0
Municipal Bonds & Notes	0.8
Asset-Backed Securities	0.5
Liabilities in Excess of Other Assets	(5.5)
Total	100.0%

Top Five Sectors (excluding short-term investment)*	June 30, 2016
Banks	5.8%
Oil & Gas	1.9
Electric	1.7
Telecommunications	1.4
Multi-National	1.3
Total	12.1%

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See Accompanying Notes to Financial Statements.

State Street Aggregate Bond Index Portfolio

Schedule of Investments

June 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES – 27.7%
Advertising – 0.1%
Interpublic Group of Cos., Inc. 4.20%, 4/15/2024	$25,000	$26,721
WPP Finance 2010 3.63%, 9/7/2022	25,000	26,359

		53,080

Aerospace & Defense – 0.3%
Boeing Co.:
0.95%, 5/15/2018	25,000	25,004
2.60%, 10/30/2025	35,000	36,427
L-3 Communications Corp. 4.95%, 2/15/2021	25,000	27,235
Lockheed Martin Corp.:
3.60%, 3/1/2035	50,000	50,768
4.70%, 5/15/2046	35,000	40,853
Northrop Grumman Corp. 4.75%, 6/1/2043	25,000	29,426
Raytheon Co. 3.13%, 10/15/2020	25,000	26,740
United Technologies Corp.:
1.80%, 6/1/2017	–	–
6.13%, 2/1/2019	25,000	28,071
6.13%, 7/15/2038	50,000	67,656

		332,180

Agriculture – 0.3%
Altria Group, Inc.:
2.63%, 1/14/2020	50,000	51,775
4.00%, 1/31/2024	25,000	27,914
4.50%, 5/2/2043	25,000	28,222
Philip Morris International, Inc.:
1.88%, 1/15/2019	50,000	50,898
2.75%, 2/25/2026	25,000	25,702
4.13%, 3/4/2043	25,000	26,593
4.50%, 3/26/2020	25,000	27,797
Reynolds American, Inc.:
2.30%, 6/12/2018	25,000	25,396
5.70%, 8/15/2035	25,000	30,412

		294,709

Airlines – 0.1%
American Airlines 2014-1 Pass Through Trust, Class A Series A, 3.70%, 4/1/2028	22,835	23,697
Southwest Airlines Co. 2.75%, 11/6/2019	25,000	25,802

		49,499

Auto Manufacturers – 0.5%
American Honda Finance Corp.: 2.45%, 9/24/2020	25,000	25,923
Series MTN, 2.25%, 8/15/2019	25,000	25,759
Ford Motor Co. 4.75%, 1/15/2043	50,000	52,442
Ford Motor Credit Co. LLC:
2.02%, 5/3/2019	50,000	50,366
6.63%, 8/15/2017	100,000	105,747
General Motors Co.:
3.50%, 10/2/2018	25,000	25,715
6.75%, 4/1/2046	25,000	29,453

General Motors Financial Co., Inc.:
3.15%, 1/15/2020	35,000	35,402
3.20%, 7/13/2020	25,000	25,264
4.00%, 1/15/2025	35,000	35,261
Toyota Motor Credit Corp.:
Series GMTN, 2.80%, 7/13/2022	25,000	26,299
Series MTN, 1.70%, 2/19/2019	25,000	25,287
Series MTN, 2.10%, 1/17/2019	50,000	51,092

		514,010

Auto Parts & Equipment – 0.1%
Delphi Automotive PLC 4.25%, 1/15/2026	25,000	27,317
Johnson Controls, Inc.:
1.40%, 11/2/2017	25,000	25,003
3.63%, 7/2/2024	25,000	26,350

		78,670

Banks – 5.8%
Bank of America Corp.:
5.70%, 1/24/2022	50,000	57,798
Series L, 2.60%, 1/15/2019	50,000	51,094
Series L, 2.65%, 4/1/2019	50,000	51,236
Series L, 3.95%, 4/21/2025	50,000	50,576
Series MTN, 4.00%, 4/1/2024	50,000	53,453
Series MTN, 4.13%, 1/22/2024	25,000	26,987
Series MTN, 4.20%, 8/26/2024	50,000	51,943
Series MTN, 4.88%, 4/1/2044	50,000	56,249
Series MTN, 5.00%, 5/13/2021	50,000	55,754
Series MTN, 5.63%, 7/1/2020	50,000	56,288
Bank of Montreal:
1.40%, 4/10/2018	25,000	25,082
Series MTN, 1.45%, 4/9/2018	25,000	25,108
Bank of New York Mellon Corp.:
Series G, 3.00%, 2/24/2025	100,000	104,664
Series MTN, 2.20%, 3/4/2019	25,000	25,548
Bank of Nova Scotia:
1.30%, 7/21/2017	50,000	50,135
2.35%, 10/21/2020	100,000	102,205
Barclays Bank PLC 5.14%, 10/14/2020	100,000	105,796
BB&T Corp.:
2.25%, 2/1/2019	25,000	25,530
Series MTN, 2.63%, 6/29/2020	50,000	51,753
BNP Paribas SA:
5.00%, 1/15/2021	25,000	28,014
Series MTN, 2.70%, 8/20/2018	50,000	51,244
Capital One Financial Corp.:
2.45%, 4/24/2019	50,000	50,721
6.75%, 9/15/2017	25,000	26,502
Citigroup, Inc.:
1.55%, 8/14/2017	50,000	50,087
2.50%, 9/26/2018	50,000	50,905
2.55%, 4/8/2019	50,000	51,069
3.75%, 6/16/2024	25,000	26,420
4.30%, 11/20/2026	50,000	51,718
4.45%, 9/29/2027	50,000	51,587
5.30%, 5/6/2044	50,000	54,098
Commonwealth Bank of Australia Series GMTN, 1.63%, 3/12/2018	50,000	50,237

See Accompanying Notes to Financial Statements.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES – (continued)
Banks – (continued)
Cooperative Rabobank UA:
3.88%, 2/8/2022	$50,000	$54,158
4.50%, 1/11/2021	50,000	55,214
Credit Suisse AG:
5.30%, 8/13/2019	100,000	110,543
6.00%, 2/15/2018	25,000	26,426
Deutsche Bank AG:
2.50%, 2/13/2019	25,000	24,996
2.95%, 8/20/2020	50,000	49,681
Fifth Third Bancorp 2.30%, 3/1/2019	50,000	50,773
Goldman Sachs Group, Inc.:
2.00%, 4/25/2019	50,000	50,245
2.55%, 10/23/2019	25,000	25,474
2.63%, 1/31/2019	50,000	51,054
2.88%, 2/25/2021	25,000	25,636
2.90%, 7/19/2018	50,000	51,232
3.50%, 1/23/2025	50,000	51,477
3.63%, 1/22/2023	25,000	26,206
4.00%, 3/3/2024	50,000	53,706
5.95%, 1/15/2027	50,000	57,415
Series MTN, 4.80%, 7/8/2044	50,000	54,737
HSBC Holdings PLC:
5.10%, 4/5/2021	50,000	55,056
6.50%, 9/15/2037	200,000	235,578
HSBC USA, Inc. 1.63%, 1/16/2018	100,000	99,747
Huntington Bancshares, Inc. 2.60%, 8/2/2018	50,000	50,910
International Finance Corp. 1.75%, 9/16/2019	25,000	25,626
JPMorgan Chase & Co.:
1.63%, 5/15/2018	50,000	50,141
2.35%, 1/28/2019	50,000	50,923
3.38%, 5/1/2023	75,000	76,518
3.88%, 2/1/2024	50,000	53,846
4.13%, 12/15/2026	50,000	52,206
4.85%, 2/1/2044	50,000	59,740
4.95%, 6/1/2045	50,000	54,343
5.40%, 1/6/2042	50,000	61,913
KeyCorp.:
Series MTN, 2.30%, 12/13/2018	25,000	25,351
Series MTN, 2.90%, 9/15/2020	50,000	51,612
KFW:
0.88%, 12/15/2017	75,000	75,137
1.00%, 6/11/2018	25,000	25,092
1.88%, 4/1/2019	25,000	25,662
2.00%, 5/2/2025	100,000	102,578
2.13%, 1/17/2023	100,000	104,086
2.50%, 11/20/2024	50,000	53,365
2.63%, 1/25/2022	50,000	53,358
4.50%, 7/16/2018	75,000	80,543
Landwirtschaftliche Rentenbank:
1.00%, 4/4/2018	50,000	50,214
2.25%, 10/1/2021	50,000	52,306
Lloyds Banking Group PLC 4.65%, 3/24/2026	50,000	50,291

Morgan Stanley:
2.13%, 4/25/2018	25,000	25,274
2.80%, 6/16/2020	50,000	51,179
3.75%, 2/25/2023	50,000	52,880
3.95%, 4/23/2027	25,000	25,143
Series GMTN, 2.38%, 7/23/2019	50,000	50,770
Series GMTN, 2.45%, 2/1/2019	50,000	50,937
Series GMTN, 3.88%, 1/27/2026	50,000	53,084
Series GMTN, 4.35%, 9/8/2026	50,000	52,112
Series MTN, 2.20%, 12/7/2018	50,000	50,663
Oesterreichische Kontrollbank AG:
1.13%, 5/29/2018	50,000	50,256
1.63%, 3/12/2019	25,000	25,431
PNC Financial Services Group, Inc. 3.90%, 4/29/2024	50,000	53,645
PNC Funding Corp. 3.30%, 3/8/2022	50,000	53,058
Regions Financial Corp. 3.20%, 2/8/2021	25,000	25,673
Royal Bank of Canada:
2.30%, 3/22/2021	25,000	25,705
2.50%, 1/19/2021	50,000	51,489
Series CB8, 1.20%, 9/19/2017	50,000	50,097
Series MTN, 1.50%, 1/16/2018	50,000	50,158
Santander Holdings USA, Inc. 4.50%, 7/17/2025	50,000	51,301
Santander UK Group Holdings PLC 2.88%, 10/16/2020	100,000	99,040
Santander UK PLC 3.05%, 8/23/2018	25,000	25,526
SunTrust Banks, Inc. 2.35%, 11/1/2018	25,000	25,390
Toronto-Dominion Bank:
Series GMTN, 2.50%, 12/14/2020	50,000	51,610
Series MTN, 1.95%, 1/22/2019	50,000	50,783
UBS AG Series GMTN, 1.80%, 3/26/2018	50,000	49,782
US Bancorp:
Series MTN, 2.20%, 4/25/2019	25,000	25,619
Series MTN, 3.60%, 9/11/2024	25,000	26,828
Wells Fargo & Co.:
2.15%, 1/15/2019	25,000	25,482
2.50%, 3/4/2021	50,000	51,211
4.13%, 8/15/2023	25,000	26,800
4.48%, 1/16/2024	25,000	27,314
5.61%, 1/15/2044	50,000	59,435
Series GMTN, 4.30%, 7/22/2027	50,000	53,763
Series MTN, 3.00%, 1/22/2021	50,000	52,312
Series MTN, 3.55%, 9/29/2025	50,000	53,142
Wells Fargo Capital 5.95%, 12/1/2086	25,000	26,577

See Accompanying Notes to Financial Statements.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES – (continued)
Banks – (continued)
Westpac Banking Corp.:
1.55%, 5/25/2018	$100,000	$100,445
2.25%, 1/17/2019	25,000	25,463

		5,770,293

Beverages – 0.7%
Anheuser-Busch InBev Finance, Inc.:
2.15%, 2/1/2019	25,000	25,407
2.65%, 2/1/2021	30,000	31,091
3.30%, 2/1/2023	50,000	52,579
3.65%, 2/1/2026	50,000	53,579
4.70%, 2/1/2036	75,000	84,373
4.90%, 2/1/2046	50,000	58,505
Anheuser-Busch InBev Worldwide, Inc.:
2.50%, 7/15/2022	50,000	50,378
3.75%, 7/15/2042	50,000	49,711
Coca-Cola Co.:
1.15%, 4/1/2018	25,000	25,142
1.65%, 11/1/2018	25,000	25,507
3.20%, 11/1/2023	25,000	26,958
Diageo Capital PLC 2.63%, 4/29/2023	25,000	25,889
Dr Pepper Snapple Group, Inc. 2.00%, 1/15/2020	25,000	25,115
PepsiCo, Inc.:
1.50%, 2/22/2019	35,000	35,359
1.85%, 4/30/2020	25,000	25,350
2.85%, 2/24/2026	35,000	36,365
3.60%, 3/1/2024	25,000	27,429
4.45%, 4/14/2046	25,000	28,652
4.60%, 7/17/2045	25,000	29,214

		716,603

Biotechnology – 0.3%
Amgen, Inc.:
2.20%, 5/22/2019	50,000	51,091
6.38%, 6/1/2037	50,000	64,094
Biogen, Inc. 2.90%, 9/15/2020	25,000	25,887
Celgene Corp.:
2.88%, 8/15/2020	25,000	25,776
3.63%, 5/15/2024	25,000	26,242
3.88%, 8/15/2025	25,000	26,664
Gilead Sciences, Inc.:
3.65%, 3/1/2026	35,000	38,008
4.40%, 12/1/2021	25,000	28,108
4.50%, 2/1/2045	25,000	27,119
4.75%, 3/1/2046	25,000	28,280

		341,269

Chemicals – 0.5%
Airgas, Inc. 3.05%, 8/1/2020	25,000	25,747
CF Industries, Inc. 3.45%, 6/1/2023	25,000	24,856
Dow Chemical Co.:
3.00%, 11/15/2022	25,000	25,727
4.25%, 11/15/2020	25,000	27,220
4.25%, 10/1/2034	50,000	50,842

Eastman Chemical Co. 3.80%, 3/15/2025	25,000	26,399
Ecolab, Inc. 4.35%, 12/8/2021	25,000	27,991
EI du Pont de Nemours & Co.:
3.63%, 1/15/2021	25,000	26,794
6.00%, 7/15/2018	25,000	27,318
Lubrizol Corp. 8.88%, 2/1/2019	25,000	29,707
LyondellBasell Industries NV 4.63%, 2/26/2055	25,000	24,000
Monsanto Co.:
3.60%, 7/15/2042	50,000	43,035
4.70%, 7/15/2064	25,000	22,739
PPG Industries, Inc. 2.30%, 11/15/2019	25,000	25,233
Praxair, Inc.:
3.20%, 1/30/2026	25,000	26,892
3.55%, 11/7/2042	25,000	24,935

		459,435

Commercial Services – 0.1%
Automatic Data Processing, Inc. 2.25%, 9/15/2020	20,000	20,764
Catholic Health Initiatives 4.35%, 11/1/2042	25,000	25,326
Massachusetts Institute of Technology 3.96%, 7/1/2038	50,000	57,306
Western Union Co. 3.35%, 5/22/2019	25,000	25,550

		128,946

Construction Materials – 0.0%(a)
Vulcan Materials Co. 7.50%, 6/15/2021	25,000	30,063

Diversified Financial Services – 1.2%
Air Lease Corp. 4.25%, 9/15/2024	25,000	25,432
American Express Credit Corp.:
2.13%, 3/18/2019	50,000	50,821
Series GMTN, 2.25%, 8/15/2019	50,000	51,008
Ameriprise Financial, Inc. 3.70%, 10/15/2024	50,000	53,443
Bear Stearns Cos. LLC 6.40%, 10/2/2017	50,000	53,111
BlackRock, Inc. 3.50%, 3/18/2024	25,000	26,936
Credit Suisse USA, Inc. 7.13%, 7/15/2032	50,000	66,141
Discover Financial Services 3.85%, 11/21/2022	50,000	51,093
GE Capital International Funding Co. Unlimited Co. 2.34%, 11/15/2020(b)	200,000	205,771
General Electric Co.:
3.45%, 5/15/2024	50,000	54,565
4.65%, 10/17/2021	50,000	57,124
5.30%, 2/11/2021	25,000	28,897

See Accompanying Notes to Financial Statements.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES – (continued)
Diversified Financial Services – (continued)
Series GMTN, 2.30%, 1/14/2019	$25,000	$25,777
Series GMTN, 5.63%, 9/15/2017	50,000	52,924
Series MTN, 5.88%, 1/14/2038	50,000	67,261
HSBC Finance Corp. 6.68%, 1/15/2021	25,000	27,955
Intercontinental Exchange, Inc. 2.75%, 12/1/2020	25,000	26,162
Invesco Finance PLC 3.75%, 1/15/2026	50,000	53,328
National Rural Utilities Cooperative Finance Corp. 4.75%, 4/30/2043(c)	75,000	73,125
Synchrony Financial 1.88%, 8/15/2017	25,000	25,021
TD Ameritrade Holding Corp. 5.60%, 12/1/2019	25,000	27,821
Visa, Inc.:
1.20%, 12/14/2017	100,000	100,661
2.80%, 12/14/2022	25,000	26,305

		1,230,682

Electric – 1.7%
Alabama Power Co. 3.85%, 12/1/2042	75,000	78,768
Appalachian Power Co. 4.40%, 5/15/2044	25,000	26,374
Arizona Public Service Co. 3.75%, 5/15/2046	25,000	26,306
Baltimore Gas & Electric Co. 6.35%, 10/1/2036	50,000	68,196
Cleco Corporate Holdings LLC 4.97%, 5/1/2046(b)	20,000	20,589
Consolidated Edison Co. of New York, Inc. Series 06-B, 6.20%, 6/15/2036	25,000	33,067
Consolidated Edison, Inc. 2.00%, 5/15/2021	30,000	30,226
DTE Electric Co. 3.70%, 6/1/2046	25,000	26,411
DTE Energy Co. 2.40%, 12/1/2019	25,000	25,479
Duke Energy Carolinas LLC 4.25%, 12/15/2041	50,000	55,717
Duke Energy Corp. 1.63%, 8/15/2017	50,000	50,269
Duke Energy Florida LLC 6.40%, 6/15/2038	50,000	70,219
Entergy Corp. 4.00%, 7/15/2022	50,000	53,607
Entergy Mississippi, Inc. 2.85%, 6/1/2028	25,000	25,513
Exelon Corp.:
3.95%, 6/15/2025	50,000	53,997
5.10%, 6/15/2045	50,000	57,022
Florida Power & Light Co.:
3.25%, 6/1/2024	25,000	27,011
4.05%, 10/1/2044	50,000	56,144

Midamerican Funding LLC 6.93%, 3/1/2029	50,000	70,146
NiSource Finance Corp. 6.80%, 1/15/2019	25,000	28,151
NSTAR Electric Co. 2.70%, 6/1/2026	50,000	51,095
Oncor Electric Delivery Co. LLC 7.50%, 9/1/2038	50,000	72,117
Pacific Gas & Electric Co.:
3.25%, 6/15/2023	50,000	53,275
6.05%, 3/1/2034	50,000	66,181
PPL Capital Funding, Inc. 3.50%, 12/1/2022	75,000	79,549
Public Service Co. of Colorado 3.20%, 11/15/2020	25,000	26,676
Public Service Electric & Gas Co. 3.65%, 9/1/2042	50,000	52,878
Puget Sound Energy, Inc. 5.80%, 3/15/2040	50,000	67,739
South Carolina Electric & Gas Co.:
4.10%, 6/15/2046	50,000	52,326
4.50%, 6/1/2064	35,000	36,301
Southern California Edison Co. Series 13-A, 3.90%, 3/15/2043	50,000	53,544
Southern Co. 1.85%, 7/1/2019	50,000	50,577
Southwestern Public Service Co. 3.30%, 6/15/2024	50,000	53,357
Virginia Electric & Power Co. 3.45%, 2/15/2024	50,000	54,005
WEC Energy Group, Inc. 3.55%, 6/15/2025	25,000	26,892

		1,679,724

Electrical Components & Equipment – 0.0%(a)
Emerson Electric Co. 2.63%, 2/15/2023	25,000	25,727

Electronics – 0.1%
Corning, Inc. 5.75%, 8/15/2040	25,000	29,714
Honeywell International, Inc. 5.30%, 3/1/2018	25,000	26,784
Thermo Fisher Scientific, Inc.:
1.85%, 1/15/2018	50,000	50,195
4.15%, 2/1/2024	25,000	27,234

		133,927

Environmental Control – 0.1%
Republic Services, Inc.:
2.90%, 7/1/2026	20,000	20,385
3.55%, 6/1/2022	25,000	26,590
Waste Management, Inc. 3.50%, 5/15/2024	25,000	26,934

		73,909

Food – 0.4%
ConAgra Foods, Inc. 1.90%, 1/25/2018	25,000	25,185
General Mills, Inc. 2.20%, 10/21/2019	25,000	25,558

See Accompanying Notes to Financial Statements.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES – (continued)
Food – (continued)
Hershey Co. 3.20%, 8/21/2025	$25,000	$26,895
JM Smucker Co. 2.50%, 3/15/2020	25,000	25,701
Kellogg Co. 4.15%, 11/15/2019	25,000	26,994
Kraft Heinz Foods Co.:
3.95%, 7/15/2025(b)	50,000	54,517
6.13%, 8/23/2018	25,000	27,435
6.88%, 1/26/2039	50,000	68,077
Kroger Co. 3.85%, 8/1/2023	75,000	82,491
Mondelez International, Inc. 4.00%, 2/1/2024	25,000	27,597
Sysco Corp.:
3.75%, 10/1/2025	5,000	5,378
4.85%, 10/1/2045	5,000	5,616
Tyson Foods, Inc. 4.50%, 6/15/2022	25,000	27,791

		429,235

Forest Products & Paper – 0.1%
Georgia-Pacific LLC 7.75%, 11/15/2029	25,000	35,952
International Paper Co. 3.65%, 6/15/2024	25,000	26,209

		62,161

Gas – 0.3%
AGL Capital Corp. 5.25%, 8/15/2019	25,000	26,892
Atmos Energy Corp. 4.15%, 1/15/2043	25,000	27,023
CenterPoint Energy, Inc. 6.50%, 5/1/2018	100,000	108,017
Dominion Gas Holdings LLC:
3.60%, 12/15/2024	50,000	52,861
4.80%, 11/1/2043	25,000	27,335
Southern California Gas Co.:
3.15%, 9/15/2024	25,000	26,641
3.20%, 6/15/2025	50,000	53,638

		322,407

Hand & Machine Tools – 0.1%
Stanley Black & Decker, Inc. 5.75%, 12/15/2053(c)	50,000	52,750

Health Care Products – 0.3%
Baxter International, Inc. 3.20%, 6/15/2023	25,000	25,662
Becton Dickinson and Co. 2.68%, 12/15/2019	50,000	51,315
Boston Scientific Corp. 2.65%, 10/1/2018	25,000	25,499
Covidien International Finance SA 3.20%, 6/15/2022	50,000	52,985
Danaher Corp. 2.40%, 9/15/2020	25,000	25,983
Medtronic, Inc.:
1.38%, 4/1/2018	25,000	25,101
4.38%, 3/15/2035	25,000	28,038

4.63%, 3/15/2045	25,000	29,140
5.55%, 3/15/2040	25,000	31,726
Stryker Corp. 3.38%, 11/1/2025	25,000	26,260
Zimmer Biomet Holdings, Inc. 3.55%, 4/1/2025	25,000	25,657

		347,366

Health Care Services – 0.6%
Aetna, Inc.:
2.20%, 3/15/2019	25,000	25,477
3.20%, 6/15/2026	20,000	20,600
4.13%, 11/15/2042	25,000	25,318
4.25%, 6/15/2036	30,000	31,151
Anthem, Inc.:
2.25%, 8/15/2019	50,000	50,489
3.50%, 8/15/2024	25,000	25,934
Cigna Corp. 5.38%, 2/15/2042	50,000	58,503
Howard Hughes Medical Institute 3.50%, 9/1/2023	25,000	27,502
Humana, Inc. 2.63%, 10/1/2019	25,000	25,366
Laboratory Corp. of America Holdings 2.63%, 2/1/2020	25,000	25,438
Memorial Sloan-Kettering Cancer Center 4.13%, 7/1/2052	25,000	27,556
Quest Diagnostics, Inc.:
2.70%, 4/1/2019	25,000	25,597
4.70%, 3/30/2045	25,000	26,350
UnitedHealth Group, Inc.:
1.70%, 2/15/2019	25,000	25,286
1.90%, 7/16/2018	25,000	25,381
2.70%, 7/15/2020	5,000	5,211
2.88%, 3/15/2022	25,000	26,066
3.75%, 7/15/2025	5,000	5,484
4.63%, 7/15/2035	25,000	29,018
4.75%, 7/15/2045	5,000	5,945
6.88%, 2/15/2038	25,000	36,431

		554,103

Holding Companies-divers – 0.0%(a)
MUFG Americas Holdings Corp. 2.25%, 2/10/2020	25,000	25,199

Household Products – 0.1%
Colgate-Palmolive Co. Series MTN, 1.75%, 3/15/2019	25,000	25,597
Estee Lauder Cos., Inc. 3.70%, 8/15/2042	25,000	25,570
Procter & Gamble Co. 5.80%, 8/15/2034	50,000	68,735

		119,902

Household Products & Wares – 0.1%
Kimberly-Clark Corp.:
1.40%, 2/15/2019	25,000	25,287
2.15%, 8/15/2020	25,000	25,784
2.75%, 2/15/2026	25,000	26,199

		77,270

See Accompanying Notes to Financial Statements.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES – (continued)
Housewares – 0.1%
Newell Brands, Inc. 3.15%, 4/1/2021	$50,000	$51,769

Insurance – 0.8%
Allstate Corp. 5.75%, 8/15/2053(c)	25,000	25,500
American International Group, Inc.:
2.30%, 7/16/2019	25,000	25,391
4.88%, 6/1/2022	50,000	55,663
Aon PLC 4.45%, 5/24/2043	25,000	24,941
Berkshire Hathaway Finance Corp. 1.70%, 3/15/2019	5,000	5,082
Berkshire Hathaway, Inc.:
2.20%, 3/15/2021	5,000	5,157
3.00%, 2/11/2023	25,000	26,202
3.13%, 3/15/2026	5,000	5,243
Chubb INA Holdings, Inc.:
4.15%, 3/13/2043	25,000	27,277
4.35%, 11/3/2045	25,000	28,615
CNA Financial Corp. 4.50%, 3/1/2026	25,000	26,651
First American Financial Corp. 4.60%, 11/15/2024	25,000	26,068
Hartford Financial Services Group, Inc. 5.13%, 4/15/2022	25,000	28,278
Lincoln National Corp. 6.30%, 10/9/2037	50,000	58,922
Marsh & McLennan Cos., Inc.:
3.75%, 3/14/2026	25,000	26,334
Series MTN, 2.55%, 10/15/2018	25,000	25,517
MetLife, Inc.:
1.76%, 12/15/2017	25,000	25,168
Series D, 4.37%, 9/15/2023	50,000	55,323
Principal Financial Group, Inc. 4.70%, 5/15/2055(c)	25,000	24,313
Progressive Corp. 3.75%, 8/23/2021	50,000	54,731
Prudential Financial, Inc.:
6.63%, 6/21/2040	25,000	32,241
Series MTN, 3.50%, 5/15/2024	50,000	51,938
Travelers Cos., Inc. 6.25%, 6/15/2037	25,000	34,621
Voya Financial, Inc. 3.65%, 6/15/2026	20,000	20,226
XLIT, Ltd. 5.50%, 3/31/2045	25,000	24,695

		744,097

Internet – 0.1%
Alibaba Group Holding, Ltd. 3.13%, 11/28/2021	25,000	25,720
Amazon.com, Inc. 2.50%, 11/29/2022	25,000	25,920
eBay, Inc. 3.45%, 8/1/2024	25,000	25,527

		77,167

Iron/Steel – 0.1%
Nucor Corp. 4.00%, 8/1/2023	25,000	26,783
Vale Overseas, Ltd.:
4.38%, 1/11/2022	25,000	23,406
5.88%, 6/10/2021	20,000	20,150
8.25%, 1/17/2034	25,000	26,219

		96,558

IT Services – 0.7%
Apple, Inc.:
1.55%, 2/7/2020	25,000	25,171
1.70%, 2/22/2019	35,000	35,559
2.40%, 5/3/2023	25,000	25,436
2.85%, 5/6/2021	25,000	26,386
3.85%, 5/4/2043	25,000	25,020
4.38%, 5/13/2045	75,000	80,796
4.65%, 2/23/2046	25,000	28,082
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48%, 6/1/2019(b)	20,000	20,482
4.42%, 6/15/2021(b)	50,000	51,400
6.02%, 6/15/2026(b)	20,000	20,767
8.35%, 7/15/2046(b)	20,000	21,537
EMC Corp. 1.88%, 6/1/2018	25,000	24,313
Hewlett Packard Enterprise Co.:
2.85%, 10/5/2018(b)	20,000	20,458
3.60%, 10/15/2020(b)	10,000	10,414
4.90%, 10/15/2025(b)	20,000	20,808
6.20%, 10/15/2035(b)	10,000	10,093
6.35%, 10/15/2045(b)	10,000	9,979
HP, Inc. 4.05%, 9/15/2022	25,000	26,309
International Business Machines Corp.:
2.88%, 11/9/2022	100,000	105,227
3.63%, 2/12/2024	50,000	54,513
5.88%, 11/29/2032	25,000	32,236
Seagate HDD Cayman 4.75%, 6/1/2023	50,000	42,000

		716,986

Lodging – 0.1%
Marriott International, Inc. 2.88%, 3/1/2021	50,000	51,541
Starwood Hotels & Resorts Worldwide, Inc. 3.75%, 3/15/2025	25,000	26,211

		77,752

Machinery, Construction & Mining – 0.1%
Caterpillar Financial Services Corp.:
Series MTN, 1.30%, 3/1/2018	50,000	50,254
Series MTN, 3.75%, 11/24/2023	25,000	27,534
Caterpillar, Inc. 4.75%, 5/15/2064	25,000	27,844

		105,632

See Accompanying Notes to Financial Statements.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES – (continued)
Machinery-diversified – 0.1%
Deere & Co. 2.60%, 6/8/2022	$25,000	$25,810
John Deere Capital Corp.:
Series MTN, 1.95%, 1/8/2019	50,000	50,984
Series MTN, 2.38%, 7/14/2020	25,000	25,739
Series MTN, 3.40%, 9/11/2025	25,000	27,085

		129,618

Media – 1.0%
21st Century Fox America, Inc.:
4.00%, 10/1/2023	25,000	27,569
5.40%, 10/1/2043	25,000	29,320
7.25%, 5/18/2018	25,000	27,610
CBS Corp. 2.30%, 8/15/2019	25,000	25,401
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 7/23/2020(b)	15,000	15,676
4.91%, 7/23/2025(b)	50,000	54,569
6.48%, 10/23/2045(b)	10,000	11,931
Comcast Corp.:
2.75%, 3/1/2023	25,000	25,999
3.60%, 3/1/2024	25,000	27,319
4.25%, 1/15/2033	50,000	54,645
4.65%, 7/15/2042	25,000	28,651
Discovery Communications LLC 3.25%, 4/1/2023	25,000	24,561
NBCUniversal Media LLC:
5.15%, 4/30/2020	50,000	56,698
6.40%, 4/30/2040	50,000	69,136
Thomson Reuters Corp. 3.85%, 9/29/2024	25,000	26,639
Time Warner Cable, Inc.:
4.00%, 9/1/2021	25,000	26,375
5.50%, 9/1/2041	25,000	26,447
5.88%, 11/15/2040	50,000	54,473
6.75%, 7/1/2018	25,000	27,399
Time Warner, Inc.:
3.55%, 6/1/2024	25,000	26,296
4.65%, 6/1/2044	25,000	26,588
4.85%, 7/15/2045	50,000	54,192
6.50%, 11/15/2036	50,000	63,516
Viacom, Inc.:
2.20%, 4/1/2019	25,000	25,063
4.38%, 3/15/2043	25,000	20,292
4.88%, 6/15/2043	25,000	21,974
Walt Disney Co.:
3.00%, 2/13/2026	50,000	53,699
Series GMTN, 3.15%, 9/17/2025	25,000	27,266
Series MTN, 1.10%, 12/1/2017	25,000	25,115
Series MTN, 5.50%, 3/15/2019	25,000	27,892

		1,012,311

Metal Fabricate & Hardware – 0.0%(a)
Precision Castparts Corp. 2.50%, 1/15/2023	25,000	25,729

Mining – 0.2%
Barrick Gold Corp. 5.25%, 4/1/2042	25,000	25,406
Barrick North America Finance LLC 4.40%, 5/30/2021	25,000	26,925
BHP Billiton Finance USA, Ltd.:
3.25%, 11/21/2021	25,000	26,438
4.13%, 2/24/2042	25,000	25,639
Newmont Mining Corp. 3.50%, 3/15/2022	25,000	25,860
Rio Tinto Finance USA PLC 3.50%, 3/22/2022	25,000	26,187
Rio Tinto Finance USA, Ltd. 3.75%, 6/15/2025	50,000	52,525
Southern Copper Corp. 5.88%, 4/23/2045	7,000	6,589

		215,569

Miscellaneous Manufacturer – 0.3%
3M Co. Series MTN, 1.63%, 6/15/2019	25,000	25,450
Eaton Corp. 1.50%, 11/2/2017	25,000	25,095
General Electric Co. 4.50%, 3/11/2044	50,000	57,223
Illinois Tool Works, Inc. 1.95%, 3/1/2019	25,000	25,388
Ingersoll-Rand Global Holding Co., Ltd. 6.88%, 8/15/2018	25,000	27,756
Parker-Hannifin Corp. Series MTN, 3.30%, 11/21/2024	50,000	53,830
Tyco Electronics Group SA 3.70%, 2/15/2026	50,000	53,286

		268,028

Multi-National – 1.3%
African Development Bank Series 451, 0.88%, 3/15/2018	50,000	50,098
Asian Development Bank:
1.75%, 9/11/2018	50,000	51,049
2.13%, 11/24/2021	75,000	78,207
Council of Europe Development Bank 1.13%, 5/31/2018	25,000	25,137
European Bank for Reconstruction & Development:
1.00%, 9/17/2018	50,000	50,225
1.63%, 11/15/2018	25,000	25,470
European Investment Bank:
1.00%, 6/15/2018	50,000	50,146
1.13%, 8/15/2018	75,000	75,434
1.75%, 6/17/2019	25,000	25,549
1.88%, 3/15/2019	50,000	51,223
1.88%, 2/10/2025	100,000	101,079
2.13%, 10/15/2021	50,000	51,850
2.50%, 4/15/2021	50,000	52,757
2.50%, 10/15/2024	25,000	26,604
Series MTN, 1.25%, 5/15/2019	100,000	100,724

See Accompanying Notes to Financial Statements.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES – (continued)
Multi-National – (continued)
Inter-American Development Bank:
1.13%, 8/28/2018	$50,000	$50,369
1.25%, 1/16/2018	25,000	25,194
1.25%, 10/15/2019	100,000	100,860
1.88%, 6/16/2020	35,000	35,986
2.13%, 11/9/2020	25,000	26,000
International Bank for Reconstruction & Development:
1.00%, 10/5/2018	100,000	100,472
2.13%, 11/1/2020	25,000	26,071
Series GDIF, 2.50%, 11/25/2024	50,000	53,451
Series GDIF, 2.50%, 7/29/2025	50,000	53,458
Series GMTN, 4.75%, 2/15/2035	25,000	33,451

		1,320,864

Oil & Gas – 1.9%
Anadarko Petroleum Corp.:
3.45%, 7/15/2024	50,000	48,816
6.20%, 3/15/2040	25,000	27,779
Apache Corp. 6.00%, 1/15/2037	50,000	56,615
BP Capital Markets PLC:
1.38%, 5/10/2018	25,000	25,029
1.67%, 2/13/2018	25,000	25,192
2.24%, 5/10/2019	25,000	25,545
3.81%, 2/10/2024	25,000	26,825
Canadian Natural Resources, Ltd.:
3.45%, 11/15/2021	25,000	24,750
3.90%, 2/1/2025	25,000	24,660
Chevron Corp.:
1.56%, 5/16/2019	25,000	25,145
1.72%, 6/24/2018	25,000	25,246
2.42%, 11/17/2020	75,000	77,020
3.19%, 6/24/2023	25,000	26,311
ConocoPhillips Co.:
2.20%, 5/15/2020	50,000	50,336
5.75%, 2/1/2019	25,000	27,491
ConocoPhillips Holding Co. 6.95%, 4/15/2029	50,000	62,396
Devon Energy Corp. 3.25%, 5/15/2022	50,000	48,500
Ecopetrol SA 7.38%, 9/18/2043	50,000	49,938
Encana Corp. 3.90%, 11/15/2021	25,000	24,250
EOG Resources, Inc. 3.90%, 4/1/2035	25,000	24,623
Exxon Mobil Corp.:
1.31%, 3/6/2018	25,000	25,151
2.73%, 3/1/2023	50,000	52,056
Hess Corp. 5.60%, 2/15/2041	25,000	25,115
Marathon Oil Corp. 2.80%, 11/1/2022	25,000	22,500

Marathon Petroleum Corp. 3.63%, 9/15/2024	50,000	48,207
Nexen Energy ULC 5.88%, 3/10/2035	100,000	117,397
Noble Energy, Inc. 5.25%, 11/15/2043	25,000	25,305
Occidental Petroleum Corp. Series 1, 4.10%, 2/1/2021	25,000	27,207
Petro-Canada 5.35%, 7/15/2033	25,000	27,778
Petroleos Mexicanos:
2.46%, 12/15/2025	23,750	24,653
3.50%, 7/18/2018	25,000	25,345
3.50%, 1/30/2023	25,000	23,542
4.25%, 1/15/2025	25,000	24,106
5.50%, 2/4/2019(b)	50,000	52,754
5.50%, 6/27/2044	25,000	22,551
6.38%, 1/23/2045	100,000	100,388
Phillips 66 4.30%, 4/1/2022	35,000	38,031
Shell International Finance B.V.:
1.38%, 5/10/2019	25,000	25,056
4.30%, 9/22/2019	25,000	27,216
4.38%, 5/11/2045	100,000	107,727
5.50%, 3/25/2040	25,000	30,428
Statoil ASA:
1.95%, 11/8/2018	25,000	25,351
2.65%, 1/15/2024	75,000	76,056
3.70%, 3/1/2024	25,000	27,000
Suncor Energy, Inc. 3.60%, 12/1/2024	25,000	26,182
Total Capital International SA 3.75%, 4/10/2024	25,000	27,298
Total Capital SA 2.13%, 8/10/2018	25,000	25,469
Valero Energy Corp. 6.13%, 2/1/2020	25,000	28,165
XTO Energy, Inc. 6.75%, 8/1/2037	25,000	37,213

		1,871,714

Oil & Gas Services – 0.2%
Baker Hughes, Inc. 3.20%, 8/15/2021	8,000	8,381
Halliburton Co.:
5.00%, 11/15/2045	35,000	38,200
7.45%, 9/15/2039	25,000	34,581
National Oilwell Varco, Inc. 2.60%, 12/1/2022	75,000	69,451

		150,613

Pharmaceuticals – 1.3%
Abbott Laboratories 2.95%, 3/15/2025	25,000	25,386
AbbVie, Inc.:
1.75%, 11/6/2017	25,000	25,152
2.50%, 5/14/2020	25,000	25,486
2.90%, 11/6/2022	25,000	25,385
4.40%, 11/6/2042	50,000	50,663
4.50%, 5/14/2035	50,000	51,937

See Accompanying Notes to Financial Statements.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES – (continued)
Pharmaceuticals – (continued)
Actavis Funding SCS:
2.35%, 3/12/2018	$25,000	$25,282
3.00%, 3/12/2020	25,000	25,678
3.80%, 3/15/2025	25,000	26,020
3.85%, 6/15/2024	50,000	52,225
4.75%, 3/15/2045	25,000	26,217
Actavis, Inc. 1.88%, 10/1/2017	25,000	25,118
AstraZeneca PLC:
3.38%, 11/16/2025	35,000	36,724
4.00%, 9/18/2042	25,000	25,677
Baxalta, Inc.:
2.88%, 6/23/2020	25,000	25,407
4.00%, 6/23/2025	25,000	25,983
Bristol-Myers Squibb Co. 1.75%, 3/1/2019	25,000	25,442
Cardinal Health, Inc. 1.70%, 3/15/2018	25,000	25,150
Eli Lilly & Co. 5.55%, 3/15/2037	25,000	32,438
Express Scripts Holding Co.:
2.25%, 6/15/2019	25,000	25,340
3.30%, 2/25/2021	25,000	26,139
6.13%, 11/15/2041	25,000	29,766
GlaxoSmithKline Capital, Inc.:
2.80%, 3/18/2023	25,000	26,179
4.20%, 3/18/2043	25,000	27,950
Johnson & Johnson:
2.45%, 3/1/2026	30,000	30,960
3.38%, 12/5/2023	25,000	27,736
5.55%, 8/15/2017	25,000	26,355
McKesson Corp.:
2.28%, 3/15/2019	25,000	25,447
2.85%, 3/15/2023	25,000	25,527
Merck & Co., Inc.:
2.40%, 9/15/2022	25,000	25,495
3.60%, 9/15/2042	25,000	25,786
3.70%, 2/10/2045	50,000	52,375
Mylan NV 3.15%, 6/15/2021(b)	30,000	30,455
Novartis Capital Corp.:
3.40%, 5/6/2024	25,000	27,256
4.00%, 11/20/2045	50,000	56,535
Novartis Securities Investment, Ltd. 5.13%, 2/10/2019	25,000	27,563
Pfizer, Inc.:
1.20%, 6/1/2018	30,000	30,164
2.10%, 5/15/2019	25,000	25,580
3.40%, 5/15/2024	25,000	27,262
Sanofi 4.00%, 3/29/2021	25,000	27,412
Teva Pharmaceutical Finance IV LLC 2.25%, 3/18/2020	25,000	25,209
Wyeth LLC 6.00%, 2/15/2036	25,000	32,496
Zoetis, Inc. 4.70%, 2/1/2043	25,000	24,756

		1,291,113

Pipelines – 0.8%
Buckeye Partners L.P. 4.88%, 2/1/2021	25,000	26,250
Enbridge Energy Partners L.P. 4.20%, 9/15/2021	25,000	25,318
Energy Transfer Partners L.P.:
4.75%, 1/15/2026	25,000	25,731
5.15%, 2/1/2043	25,000	22,299
6.70%, 7/1/2018	50,000	53,125
Enterprise Products Operating LLC:
2.85%, 4/15/2021	25,000	25,706
4.85%, 3/15/2044	50,000	53,011
Series N, 6.50%, 1/31/2019	25,000	27,980
Kinder Morgan Energy Partners L.P.:
3.50%, 3/1/2021	25,000	24,882
5.40%, 9/1/2044	25,000	24,589
Kinder Morgan, Inc.:
3.05%, 12/1/2019	25,000	25,193
4.30%, 6/1/2025	50,000	51,332
5.05%, 2/15/2046	50,000	47,673
Magellan Midstream Partners L.P. 5.00%, 3/1/2026	50,000	56,640
ONEOK Partners L.P. 3.38%, 10/1/2022	25,000	24,349
Plains All American Pipeline L.P./PAA Finance Corp. 3.60%, 11/1/2024	25,000	23,626
Spectra Energy Partners L.P. 2.95%, 9/25/2018	25,000	25,449
Sunoco Logistics Partners Operations L.P. 5.35%, 5/15/2045	25,000	24,762
TransCanada PipeLines, Ltd.:
4.63%, 3/1/2034	50,000	52,510
7.63%, 1/15/2039	25,000	35,474
Williams Partners L.P.:
3.90%, 1/15/2025	50,000	46,004
5.25%, 3/15/2020	25,000	25,500

		747,403

Real Estate – 0.1%
Prologis L.P. 3.75%, 11/1/2025	50,000	53,602

Real Estate Investment Trusts – 0.7%
American Tower Corp.:
3.40%, 2/15/2019	25,000	26,016
3.50%, 1/31/2023	50,000	51,650
AvalonBay Communities, Inc. Series GMTN, 2.95%, 9/15/2022	25,000	25,738
Boston Properties L.P. 3.85%, 2/1/2023	25,000	26,747
Brandywine Operating Partnership L.P. 4.10%, 10/1/2024	25,000	25,523
Crown Castle International Corp. 3.70%, 6/15/2026	15,000	15,401

See Accompanying Notes to Financial Statements.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES – (continued)
Real Estate Investment Trusts – (continued)
DDR Corp. 3.50%, 1/15/2021	$25,000	$25,700
Digital Realty Trust L.P. 3.95%, 7/1/2022	25,000	25,770
Duke Realty L.P. 3.88%, 2/15/2021	25,000	26,403
ERP Operating L.P. 2.38%, 7/1/2019	50,000	51,093
HCP, Inc.:
2.63%, 2/1/2020	25,000	25,191
3.88%, 8/15/2024	50,000	50,273
Hospitality Properties Trust 4.50%, 6/15/2023	25,000	25,287
Realty Income Corp. 4.13%, 10/15/2026	50,000	53,747
Simon Property Group L.P.:
2.15%, 9/15/2017	25,000	25,263
5.65%, 2/1/2020	25,000	28,261
Tanger Properties L.P. 3.88%, 12/1/2023	25,000	26,001
Ventas Realty L.P. / Ventas Capital Corp. 2.00%, 2/15/2018	50,000	50,233
Welltower, Inc. 5.25%, 1/15/2022	50,000	55,816
Weyerhaeuser Co. 4.63%, 9/15/2023	25,000	27,658

		667,771

Retail – 1.0%
AutoNation, Inc. 3.35%, 1/15/2021	25,000	25,504
AutoZone, Inc. 2.50%, 4/15/2021	25,000	25,463
Costco Wholesale Corp. 1.13%, 12/15/2017	25,000	25,146
CVS Health Corp.:
2.80%, 7/20/2020	20,000	20,759
2.88%, 6/1/2026	10,000	10,213
3.38%, 8/12/2024	25,000	26,655
3.88%, 7/20/2025	20,000	22,054
4.00%, 12/5/2023	25,000	27,668
4.88%, 7/20/2035	45,000	53,289
5.13%, 7/20/2045	10,000	12,367
Dollar General Corp. 4.15%, 11/1/2025	25,000	27,387
Home Depot, Inc.:
2.00%, 6/15/2019	25,000	25,681
2.25%, 9/10/2018	25,000	25,708
3.75%, 2/15/2024	25,000	27,905
4.25%, 4/1/2046	35,000	39,676
Kohl’s Corp. 5.55%, 7/17/2045	20,000	18,221
Lowe’s Cos., Inc.:
3.38%, 9/15/2025	25,000	27,282
4.25%, 9/15/2044	25,000	27,623
4.38%, 9/15/2045	25,000	28,230
Macy’s Retail Holdings, Inc. 3.63%, 6/1/2024	25,000	24,544

McDonald’s Corp.:
1.88%, 5/29/2019	25,000	25,334
2.75%, 12/9/2020	25,000	26,028
Series GMTN, 5.80%, 10/15/2017	25,000	26,518
Series MTN, 3.70%, 1/30/2026	25,000	26,955
QVC, Inc. 5.45%, 8/15/2034	50,000	45,618
Starbucks Corp. 3.85%, 10/1/2023	25,000	28,017
Target Corp.:
2.30%, 6/26/2019	25,000	25,838
6.00%, 1/15/2018	25,000	26,907
Wal-Mart Stores, Inc.:
1.13%, 4/11/2018	25,000	25,125
1.95%, 12/15/2018	25,000	25,641
4.00%, 4/11/2043	25,000	27,754
4.88%, 7/8/2040	50,000	61,431
5.25%, 9/1/2035	25,000	32,616
6.20%, 4/15/2038	25,000	35,157
Walgreen Co. 3.10%, 9/15/2022	25,000	25,690
Walgreens Boots Alliance, Inc. 4.50%, 11/18/2034	25,000	26,047

		1,012,051

Semiconductors – 0.3%
Applied Materials, Inc. 3.90%, 10/1/2025	25,000	27,647
Intel Corp.:
2.45%, 7/29/2020	50,000	51,902
2.60%, 5/19/2026	20,000	20,300
3.30%, 10/1/2021	25,000	27,073
4.10%, 5/19/2046	20,000	20,820
Lam Research Corp. 2.75%, 3/15/2020	25,000	25,639
QUALCOMM, Inc. 2.25%, 5/20/2020	50,000	51,516
Texas Instruments, Inc. 2.75%, 3/12/2021	25,000	26,200

		251,097

Software – 0.6%
Electronic Arts, Inc. 3.70%, 3/1/2021	25,000	26,464
Fidelity National Information Services, Inc.:
3.63%, 10/15/2020	50,000	52,857
3.88%, 6/5/2024	25,000	26,378
Microsoft Corp.:
2.00%, 11/3/2020	50,000	51,266
3.63%, 12/15/2023	25,000	27,600
4.20%, 11/3/2035	65,000	72,718
4.45%, 11/3/2045	25,000	28,282
5.20%, 6/1/2039	50,000	61,652
Oracle Corp.:
2.25%, 10/8/2019	75,000	77,260
2.38%, 1/15/2019	25,000	25,761
2.50%, 5/15/2022	50,000	51,030
2.65%, 7/15/2026	45,000	45,100
2.95%, 5/15/2025	10,000	10,399

See Accompanying Notes to Financial Statements.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES – (continued)
Software – (continued)
3.90%, 5/15/2035	$5,000	$5,056
4.38%, 5/15/2055	10,000	10,225

		572,048

Telecommunications – 1.4%
AT&T, Inc.:
1.40%, 12/1/2017	50,000	50,076
2.30%, 3/11/2019	25,000	25,543
2.80%, 2/17/2021	25,000	25,673
3.60%, 2/17/2023	50,000	52,207
3.90%, 3/11/2024	25,000	26,638
4.45%, 4/1/2024	25,000	27,340
4.50%, 5/15/2035	50,000	51,099
4.75%, 5/15/2046	30,000	30,695
4.80%, 6/15/2044	50,000	51,510
6.30%, 1/15/2038	50,000	59,810
BellSouth LLC 6.55%, 6/15/2034	50,000	58,362
Cisco Systems, Inc.:
1.40%, 2/28/2018	35,000	35,309
2.13%, 3/1/2019	25,000	25,681
3.00%, 6/15/2022	25,000	26,738
3.50%, 6/15/2025	25,000	27,943
3.63%, 3/4/2024	25,000	28,020
Motorola Solutions, Inc. 4.00%, 9/1/2024	25,000	24,329
Orange SA 2.75%, 2/6/2019	25,000	25,725
Rogers Communications, Inc. 3.00%, 3/15/2023	30,000	30,990
Telefonica Europe B.V. 8.25%, 9/15/2030	25,000	35,599
Telefonos de Mexico SAB de CV 5.50%, 11/15/2019	100,000	110,661
Verizon Communications, Inc.:
3.50%, 11/1/2024	50,000	53,095
4.27%, 1/15/2036	28,000	28,700
4.40%, 11/1/2034	50,000	52,043
4.50%, 9/15/2020	50,000	55,518
4.52%, 9/15/2048	25,000	25,806
4.86%, 8/21/2046	50,000	54,585
5.05%, 3/15/2034	35,000	38,999
5.15%, 9/15/2023	50,000	58,204
6.55%, 9/15/2043	50,000	67,195
Vodafone Group PLC:
1.50%, 2/19/2018	25,000	24,995
2.95%, 2/19/2023	25,000	25,234
4.38%, 2/19/2043	50,000	47,217

		1,361,539

Toys/Games/Hobbies – 0.0%(a)
Mattel, Inc. 2.35%, 5/6/2019	25,000	25,432

Transportation – 0.5%
Burlington Northern Santa Fe LLC:
3.75%, 4/1/2024	25,000	27,712
4.45%, 3/15/2043	50,000	56,120
4.55%, 9/1/2044	25,000	28,541

Canadian National Railway Co. 2.95%, 11/21/2024	50,000	53,380
Canadian Pacific Railway Co. 4.80%, 9/15/2035	30,000	33,924
CSX Corp.:
3.40%, 8/1/2024	25,000	26,694
4.10%, 3/15/2044	25,000	26,286
FedEx Corp.:
4.00%, 1/15/2024	25,000	27,572
4.75%, 11/15/2045	25,000	27,712
Norfolk Southern Corp.:
3.00%, 4/1/2022	25,000	26,117
4.80%, 8/15/2043	25,000	28,818
Ryder System, Inc. Series MTN, 2.45%, 9/3/2019	25,000	25,271
Union Pacific Corp. 4.75%, 12/15/2043	25,000	29,477
United Parcel Service, Inc. 2.45%, 10/1/2022	50,000	51,718

		469,342

Trucking & Leasing – 0.1%
GATX Corp. 2.50%, 3/15/2019	50,000	50,319

Water – 0.0%(a)
American Water Capital Corp. 3.40%, 3/1/2025	25,000	26,906

TOTAL CORPORATE BONDS & NOTES (Cost $26,359,658)		27,296,149

FOREIGN GOVERNMENT OBLIGATIONS – 2.0%
Canada – 0.4%
Canada Government International Bond	25,000	25,550
Export Development Canada	50,000	50,243
Province of British Columbia Canada	50,000	53,351
Province of Manitoba Canada	25,000	25,149
Province of Ontario Canada:
1.10%, 10/25/2017	50,000	50,251
1.25%, 6/17/2019	50,000	50,213
2.50%, 9/10/2021	25,000	26,184
4.40%, 4/14/2020	50,000	55,682
Province of Quebec Canada:
2.63%, 2/13/2023	50,000	52,632
2.75%, 8/25/2021	50,000	52,989

		442,244

Mexico – 0.2%
Mexico Government International Bond:
3.63%, 3/15/2022	100,000	105,645
6.05%, 1/11/2040	30,000	37,747
4.75%, 3/8/2044	100,000	107,661

		251,053

Panama – 0.1%
Panama Government International Bond	50,000	66,800

See Accompanying Notes to Financial Statements.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS – (continued)
Peru – 0.1%
Peruvian Government International Bond:
4.13%, 8/25/2027	$50,000	$55,125
5.63%, 11/18/2050	50,000	62,310

		117,435

Philippines – 0.2%
Philippine Government International Bond	100,000	155,125

Poland – 0.1%
Poland Government International Bond:
3.25%, 4/6/2026	25,000	25,443
5.00%, 3/23/2022	50,000	56,156

		81,599

Senegal – 0.1%
International Bank for Reconstruction & Development Series GDIF	100,000	101,132

South Africa – 0.1%
South Africa Government International Bond	100,000	111,242

South Korea – 0.2%
Export-Import Bank of Korea	100,000	112,946
Korea International Bond	100,000	116,121

		229,067

Supranational – 0.1%
Asian Development Bank	75,000	75,996

Turkey – 0.3%
Turkey Government International Bond:
4.88%, 10/9/2026	200,000	210,824
6.88%, 3/17/2036	50,000	60,855

		271,679

Uruguay – 0.1%
Uruguay Government International Bond	50,000	49,815

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,871,858)		1,953,187

U.S. GOVERNMENT AGENCY OBLIGATIONS – 30.7%
Federal Farm Credit Banks:
0.71%, 10/20/2017	100,000	100,027
3.50%, 12/20/2023	50,000	56,641
Federal Home Loan Bank:
0.88%, 3/19/2018	125,000	125,448
0.88%, 6/29/2018	150,000	150,606
1.13%, 6/21/2019	25,000	25,240
1.88%, 3/8/2019	50,000	51,365
2.88%, 9/13/2024	50,000	54,005
Series 0000, 1.15%, 6/22/2018	50,000	50,069
Series 0000, 2.25%, 6/11/2021	75,000	78,534
Federal Home Loan Mortgage Corp.:
0.88%, 3/7/2018	75,000	75,244
1.00%, 9/29/2017	100,000	100,379

1.25%, 8/1/2019	100,000	101,262
1.25%, 10/2/2019	75,000	75,900
1.70%, 6/30/2021	25,000	24,993
2.38%, 1/13/2022	75,000	79,458
2.50%, 10/1/2029	77,879	80,567
2.50%, 1/1/2031	144,117	149,194
2.50%, 5/1/2031	223,877	231,686
3.00%, 12/1/2030	189,553	198,964
3.00%, 5/1/2035	100,149	105,033
3.00%, 6/1/2036	400,000	419,338
3.00%, 6/1/2045	141,720	146,951
3.00%, 8/1/2045	285,846	296,396
3.00%, 4/1/2046	621,393	644,472
3.00%, 6/1/2046	200,000	207,428
3.50%, 8/1/2043	1,026,678	1,083,935
3.50%, 11/1/2044	96,223	101,448
3.50%, 1/1/2045	122,949	129,669
3.50%, 7/1/2045	92,127	97,162
3.50%, 7/1/2045	95,587	101,589
3.50%, 10/1/2045	116,417	122,779
3.50%, 12/1/2045	191,980	202,473
3.50%, 12/1/2045	94,050	99,190
3.50%, 1/1/2046	169,763	179,361
4.00%, 4/1/2025	146,526	152,981
4.00%, 4/1/2042	72,009	77,444
4.00%, 6/1/2042	183,588	197,359
4.00%, 12/1/2044	105,429	112,843
4.00%, 4/1/2045	83,046	88,936
4.00%, 10/1/2045	181,878	194,776
4.00%, 12/1/2045	306,913	328,677
4.00%, 1/1/2046	168,566	180,624
4.50%, 5/1/2044	170,626	186,043
5.00%, 7/1/2041	329,074	363,204
6.25%, 7/15/2032	60,000	90,725
Series GMTN, 0.75%, 4/9/2018	50,000	50,068
Series K010, Class A1, 3.32%, 7/25/2020	46,097	47,241
Series K028, Class A2, 3.11%, 2/25/2023	100,000	108,205
Series K040, Class A2, 3.24%, 9/25/2024	75,000	82,018
TBA, 2.50%, 7/1/2031(d)	425,000	439,510
TBA, 3.00%, 7/1/2031(d)	500,000	524,551
TBA, 3.00%, 7/1/2046(d)	225,000	233,183
Federal National Mortgage Association:
0.88%, 10/26/2017	75,000	75,174
0.88%, 5/21/2018	50,000	50,197
1.38%, 1/28/2019	200,000	202,962
1.50%, 6/22/2020	100,000	101,872
1.75%, 9/14/2018	200,000	200,488
1.75%, 9/12/2019	75,000	77,039
2.00%, 9/26/2017	75,000	75,253
2.50%, 2/1/2031	217,865	225,614
3.00%, 3/1/2028	100,000	100,284
3.00%, 10/1/2028	162,035	170,092
3.00%, 8/1/2029	82,845	86,889
3.00%, 6/1/2030	109,108	114,450
3.00%, 9/1/2030	88,054	92,365
3.00%, 11/1/2030	181,826	190,728

See Accompanying Notes to Financial Statements.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS – (continued)
3.00%, 12/1/2030	$116,437	$122,138
3.00%, 6/1/2036	124,490	130,599
3.00%, 7/1/2043	124,592	129,590
3.00%, 9/1/2045	119,591	124,136
3.00%, 11/1/2045	282,394	293,127
3.00%, 11/1/2045	168,464	174,867
3.00%, 12/1/2045	165,471	171,760
3.50%, 11/1/2025	84,343	89,495
3.50%, 1/1/2027	99,051	105,101
3.50%, 5/1/2029	95,607	101,442
3.50%, 10/1/2029	73,380	77,859
3.50%, 12/1/2035	95,109	101,228
3.50%, 10/1/2044	77,293	81,540
3.50%, 1/1/2045	96,351	101,683
3.50%, 1/1/2045	124,086	130,904
3.50%, 5/1/2045	88,954	93,877
3.50%, 8/1/2045	117,114	123,595
3.50%, 8/1/2045	159,745	168,586
3.50%, 11/1/2045	117,473	123,974
3.50%, 12/1/2045	191,730	202,340
3.50%, 12/1/2045	192,074	202,704
3.50%, 2/1/2046	971,873	1,026,098
3.50%, 2/1/2046	244,737	258,392
4.00%, 8/1/2018	72,653	75,243
4.00%, 1/1/2019	64,762	67,067
4.00%, 9/1/2019	113,041	117,112
4.00%, 3/1/2021	79,668	82,749
4.00%, 12/1/2040	114,358	123,242
4.00%, 11/1/2043	602,451	645,806
4.00%, 10/1/2044	69,995	75,029
4.00%, 10/1/2044	59,430	63,704
4.00%, 3/1/2045	119,304	127,957
4.00%, 7/1/2045	111,908	120,025
4.00%, 9/1/2045	176,710	189,527
4.00%, 9/1/2045	116,314	124,751
4.00%, 9/1/2045	185,499	198,954
4.00%, 12/1/2045	140,874	151,091
4.00%, 12/1/2045	112,107	120,238
4.50%, 4/1/2018	38,907	40,351
4.50%, 5/1/2020	48,440	50,238
4.50%, 12/1/2040	279,939	306,838
4.50%, 1/1/2042	134,926	147,908
4.50%, 9/1/2043	66,138	72,174
4.50%, 9/1/2043	208,026	228,015
4.50%, 11/1/2043	135,621	147,997
4.50%, 6/1/2044	182,966	199,649
5.00%, 7/1/2041	111,253	123,703
5.00%, 5/1/2042	114,338	127,133
5.00%, 1/1/2045	156,161	173,382
5.50%, 2/1/2037	62,994	70,737
5.50%, 4/1/2038	310,143	348,262
5.50%, 9/1/2040	92,069	103,375
5.50%, 9/1/2041	151,536	170,160
6.63%, 11/15/2030	50,000	76,494
7.25%, 5/15/2030	75,000	119,283
Series 2011-M5, Class A2, 2.94%, 7/25/2021	140,000	149,124
Series 2011-M7, Class A2, 2.58%, 9/25/2018	148,627	151,935

Series 2013-M12, Class APT, 2.47%, 3/25/2023(c)	43,023	44,562
Series 2014-M3, Class A2, VRN, 3.50%, 1/25/2024(c)	50,000	55,163
TBA, 2.50%, 7/1/2031(d)	565,000	584,643
TBA, 3.00%, 7/1/2046(d)	1,100,000	1,141,250
TBA, 3.50%, 7/14/2046	500,000	527,500
TBA, 4.00%, 7/1/2046(d)	175,000	187,660
Government National Mortgage Association:
3.00%, 12/20/2044	122,052	127,756
3.00%, 3/20/2045	66,589	69,635
3.00%, 4/20/2045	189,740	198,420
3.00%, 6/20/2045	92,687	96,927
3.00%, 7/20/2045	164,120	171,628
3.00%, 8/20/2045	141,799	148,286
3.00%, 4/20/2046	149,117	155,998
3.00%, 5/20/2046	249,435	260,946
3.50%, 10/20/2042	856,548	912,424
3.50%, 5/20/2043	127,715	135,813
3.50%, 9/20/2043	88,797	94,428
3.50%, 10/20/2044	103,028	109,405
3.50%, 12/20/2044	71,788	76,232
3.50%, 3/20/2045	69,022	73,274
3.50%, 4/20/2045	182,066	193,283
3.50%, 6/20/2045	133,091	141,291
3.50%, 10/20/2045	141,390	150,100
3.50%, 3/20/2046	122,685	130,346
3.50%, 4/20/2046	223,373	237,322
3.50%, 5/20/2046	224,450	238,467
4.00%, 4/15/2040	106,709	115,453
4.00%, 2/20/2042	45,471	48,742
4.00%, 7/20/2042	29,750	31,890
4.00%, 7/15/2044	112,798	121,299
4.00%, 8/20/2044	68,110	72,839
4.00%, 10/20/2044	85,171	91,085
4.00%, 5/15/2045	121,655	130,728
4.00%, 6/15/2045	274,123	294,567
4.00%, 8/20/2045	81,358	87,017
4.00%, 11/20/2045	280,300	299,799
4.50%, 1/20/2044	283,950	305,958
4.50%, 11/20/2044	101,113	108,816
4.50%, 12/20/2044	81,308	87,503
5.00%, 6/15/2040	82,347	92,350
5.00%, 10/15/2041	122,248	136,073
5.00%, 3/20/2044	140,957	155,840
5.50%, 10/20/2043	114,597	130,186
TBA, 3.00%, 7/1/2046(d)	600,000	627,000
TBA, 3.50%, 7/1/2046(d)	625,000	663,281
TBA, 4.50%, 7/1/2046(d)	200,000	220,469
Tennessee Valley Authority 3.50%, 12/15/2042	50,000	53,983

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $30,023,936)		30,330,526

U.S. TREASURY OBLIGATIONS – 36.6%
Treasury Bonds:
2.50%, 2/15/2045	840,000	873,029
2.50%, 2/15/2046	100,000	103,949
2.50%, 5/15/2046	100,000	104,055

See Accompanying Notes to Financial Statements.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

U.S. TREASURY OBLIGATIONS – (continued)
2.75%, 8/15/2042	$150,000	$164,935
2.75%, 11/15/2042	500,000	548,850
2.88%, 5/15/2043	75,000	84,164
2.88%, 8/15/2045	80,000	89,626
3.00%, 5/15/2042	200,000	230,542
3.00%, 11/15/2044	175,000	200,846
3.00%, 5/15/2045	375,000	430,305
3.13%, 11/15/2041	300,000	353,595
3.13%, 8/15/2044	500,000	587,445
3.63%, 8/15/2043	100,000	128,779
3.75%, 8/15/2041	50,000	65,114
4.38%, 2/15/2038	275,000	391,443
4.38%, 11/15/2039	250,000	354,800
4.38%, 5/15/2040	325,000	461,741
4.75%, 2/15/2037	25,000	37,133
5.25%, 11/15/2028	450,000	633,096
Treasury Notes:
0.63%, 8/31/2017	1,000,000	1,000,980
0.63%, 11/30/2017	500,000	500,450
0.75%, 1/31/2018	200,000	200,566
0.75%, 3/31/2018	250,000	250,710
0.75%, 4/15/2018	200,000	200,576
0.88%, 11/15/2017	750,000	753,255
0.88%, 1/15/2018	250,000	251,155
0.88%, 7/15/2018	350,000	351,928
0.88%, 10/15/2018	500,000	502,735
0.88%, 4/15/2019	150,000	150,720
1.00%, 2/15/2018	500,000	503,350
1.00%, 5/31/2018	500,000	503,945
1.00%, 8/15/2018	300,000	302,436
1.00%, 9/15/2018	100,000	100,824
1.00%, 8/31/2019	500,000	504,000
1.00%, 9/30/2019	750,000	755,767
1.00%, 6/30/2021	50,000	50,268
1.13%, 6/15/2018	150,000	151,535
1.13%, 1/15/2019	200,000	202,280
1.13%, 4/30/2020	100,000	100,989
1.25%, 12/15/2018	750,000	760,920
1.25%, 1/31/2020	250,000	253,660
1.25%, 3/31/2021	200,000	202,344
1.25%, 6/30/2023	750,000	753,900
1.38%, 9/30/2018	100,000	101,665
1.38%, 2/28/2019	500,000	509,180
1.38%, 2/29/2020	500,000	509,465
1.38%, 4/30/2020	350,000	356,625
1.38%, 5/31/2020	500,000	509,250
1.38%, 8/31/2020	200,000	203,682
1.38%, 9/30/2020	550,000	560,015
1.38%, 10/31/2020	1,100,000	1,119,921
1.38%, 1/31/2021	500,000	508,840
1.38%, 4/30/2021	525,000	534,077
1.38%, 5/31/2021	275,000	279,953
1.50%, 12/31/2018	750,000	765,608
1.50%, 5/31/2020	300,000	307,002
1.50%, 1/31/2022	500,000	510,105
1.63%, 8/31/2019	800,000	821,864
1.63%, 12/31/2019	750,000	770,745
1.63%, 6/30/2020	75,000	77,132
1.63%, 7/31/2020	100,000	102,839
1.63%, 5/31/2023	100,000	102,254

1.63%, 2/15/2026	375,000	379,099
1.63%, 5/15/2026	300,000	303,585
1.75%, 10/31/2018	500,000	512,835
1.75%, 10/31/2020	650,000	671,872
1.75%, 2/28/2022	300,000	310,062
1.75%, 3/31/2022	250,000	258,318
1.75%, 4/30/2022	300,000	309,993
1.75%, 1/31/2023	800,000	824,520
1.75%, 5/15/2023	250,000	257,882
1.88%, 9/30/2017	750,000	762,390
1.88%, 10/31/2017	500,000	508,655
1.88%, 5/31/2022	100,000	104,015
1.88%, 8/31/2022	150,000	155,916
2.00%, 2/28/2021	750,000	784,658
2.00%, 5/31/2021	350,000	366,538
2.00%, 8/31/2021	300,000	314,220
2.00%, 11/15/2021	500,000	524,235
2.00%, 7/31/2022	100,000	104,695
2.00%, 2/15/2023	500,000	523,760
2.00%, 2/15/2025	625,000	653,650
2.00%, 8/15/2025	500,000	522,505
2.13%, 8/31/2020	500,000	524,495
2.13%, 6/30/2022	150,000	158,170
2.13%, 12/31/2022	650,000	685,204
2.13%, 5/15/2025	300,000	316,752
2.25%, 11/15/2024	175,000	186,611
2.25%, 11/15/2025	400,000	426,592
2.63%, 8/15/2020	150,000	160,389
2.63%, 11/15/2020	250,000	267,897
2.75%, 2/15/2024	100,000	110,386
4.00%, 8/15/2018	250,000	268,315

TOTAL U.S. TREASURY OBLIGATIONS (Cost $34,779,537)		36,061,176

MUNICIPAL BONDS & NOTES – 0.8%
California – 0.5%
California, State General Obligation 7.50%, 4/1/2034	100,000	151,511
Los Angeles, CA, Department of Water & Power Revenue 5.72%, 7/1/2039	100,000	135,599
Los Angeles, CA, Unified School District, General Obligation 5.75%, 7/1/2034	25,000	33,091
San Francisco, CA, Bay Area Toll Authority, Toll Bridge Revenue 6.91%, 10/1/2050	25,000	40,115
University of California, Revenue Series H, 6.55%, 5/15/2048	50,000	73,023

		433,339

Illinois – 0.1%
State of Illinois:
5.10%, 6/1/2033	50,000	48,054
5.67%, 3/1/2018	50,000	52,685

		100,739

New Jersey – 0.1%
New Jersey, State Turnpike Authority Revenue Series A, 7.10%, 1/1/2041	50,000	75,622

See Accompanying Notes to Financial Statements.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

MUNICIPAL BONDS & NOTES – (continued)
New York – 0.1%
City of New York NY Series G-1, 5.97%, 3/1/2036	$25,000	$34,596
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue 5.44%, 6/15/2043	25,000	34,944
New York, NY, Metropolitan Transportation Authority Revenue Series A2, 6.09%, 11/15/2040	25,000	34,811
Port Authority of New York & New Jersey Series 192, 4.81%, 10/15/2065	25,000	30,057

		134,408

Oregon – 0.0%(a)
Oregon School Boards Association 4.76%, 6/30/2028	25,000	28,995

Pennsylvania – 0.0%(a)
Pennsylvania, State General Obligation 5.45%, 2/15/2030	20,000	24,648

Texas – 0.0%(a)
Texas Transportation Commission State Highway Fund Series B-, 5.03%, 4/1/2026	25,000	30,792

TOTAL MUNICIPAL BONDS & NOTES (Cost $766,352)		828,543

ASSET-BACKED SECURITIES – 0.5%
Automobile – 0.2%
AmeriCredit Automobile Receivables Trust 2015-3 Series 2015-3, Class B, 2.08%, 9/8/2020	50,000	50,340
CarMax Auto Owner Trust 2015-1 Series 2015-1, Class A3, 1.38%, 11/15/2019	75,000	75,278
Fifth Third Auto Trust 2015-1 Series 2015-1, Class A3, 1.42%, 3/16/2020	100,000	100,540

		226,158

Credit Card – 0.3%
Capital One Multi-Asset Execution Trust Series 2014-A5, Class A5, 1.48%, 7/15/2020	30,000	30,192
Citibank Credit Card Issuance Trust: Series 2008-A1, Class A1, 5.35%, 2/7/2020	100,000	106,890
Series 2014-A1, Class A1, 2.88%, 1/23/2023	100,000	106,280

		243,362

TOTAL ASSET-BACKED SECURITIES (Cost $460,607)		469,520

MORTGAGE-BACKED SECURITIES – 1.0%
Banc of America Commercial Mortgage Trust 2015-UBS7 Series 2015-UBS7, Class A4, 3.71%, 9/15/2048	100,000	109,144
Citigroup Commercial Mortgage Trust 2013-GC11 Series 2013-GC11, Class A4, 3.09%, 4/10/2046	75,000	79,381
COMM 2013-CCRE8 Mortgage Trust Series 2013-CR8, Class A4, 3.33%, 6/10/2046	65,000	69,715
COMM 2013-LC6 Mortgage Trust Series 2013-LC6, Class A2, 1.91%, 1/10/2046	75,000	75,349
COMM 2014-UBS6 Mortgage Trust Series 2014-UBS6, Class A5, 3.64%, 12/10/2047	100,000	108,593
COMM 2015-LC21 Mortgage Trust Series 2015-LC21, Class A4, 3.71%, 7/10/2048	50,000	54,597
GS Mortgage Securities Trust 2013-GC13 Series 2013-GC13, Class A5, 4.17%, 7/10/2046(c)	80,000	90,344
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC20 Series 2007-CB20, Class A4, 5.79%, 2/12/2051(c)	44,182	45,406
JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16 Series 2013-C16, Class A4, 4.17%, 12/15/2046	60,000	67,835
JPMBB Commercial Mortgage Securities Trust 2014-C18 Series 2014-C18, Class A5, 4.08%, 2/15/2047	50,000	55,939
JPMBB Commercial Mortgage Securities Trust 2015-C33 Series 2015-C33, Class A4, 3.77%, 12/15/2048	100,000	109,737
Wells Fargo Commercial Mortgage Trust 2014-LC16 Series 2014-LC16, Class A1, 1.29%, 8/15/2050	62,049	61,579
WFRBS Commercial Mortgage Trust 2014-C19 Series 2014-C19, Class A3, 3.66%, 3/15/2047	75,000	79,836

TOTAL MORTGAGE-BACKED SECURITIES (Cost $973,283)		1,007,455

See Accompanying Notes to Financial Statements.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

SHORT-TERM INVESTMENT – 6.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.47%(e)(f) (Cost $6,119,299)	6,119,299	$6,119,299

TOTAL INVESTMENTS – 105.5% (Cost $101,354,530)		104,065,855
Liabilities in Excess of Other Assets – (5.5)%		(5,423,316)

NET ASSETS – 100.0%		$98,642,539

(a)	Amount is less than 0.05% of net assets.

(b)

Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.6% of net assets as of June 30, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)	Variable Rate Security – Interest rate shown is rate in effect at June 30, 2016.

(d)	When-issued security.

(e)	The rate shown is the annualized seven-day yield at June 30, 2016.

(f)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2016 are shown in the Affiliate Table below.

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Corporate Bonds & Notes
Advertising	$–	$53,080	$–	$53,080
Aerospace & Defense	–	332,180	–	332,180
Agriculture	–	294,709	–	294,709
Airlines	–	49,499	–	49,499
Auto Manufacturers	–	514,010	–	514,010
Auto Parts & Equipment	–	78,670	–	78,670
Banks	–	5,770,293	–	5,770,293
Beverages	–	716,603	–	716,603
Biotechnology	–	341,269	–	341,269
Chemicals	–	459,435	–	459,435
Commercial Services	–	128,946	–	128,946
Construction Materials	–	30,063	–	30,063
Diversified Financial Services	–	1,230,682	–	1,230,682
Electric	–	1,679,724	–	1,679,724
Electrical Components & Equipment	–	25,727	–	25,727
Electronics	–	133,927	–	133,927
Environmental Control	–	73,909	–	73,909
Food	–	429,235	–	429,235
Forest Products & Paper	–	62,161	–	62,161
Gas	–	322,407	–	322,407
Hand & Machine Tools	–	52,750	–	52,750
Health Care Products	–	347,366	–	347,366
Health Care Services	–	554,103	–	554,103
Holding Companies-Divers	–	25,199	–	25,199
Household Products	–	119,902	–	119,902
Household Products & Wares	–	77,270	–	77,270
Housewares	–	51,769	–	51,769
Insurance	–	744,097	–	744,097
Internet	–	77,167	–	77,167
Iron/Steel	–	96,558	–	96,558
IT Services	–	716,986	–	716,986
Lodging	–	77,752	–	77,752
Machinery, Construction & Mining	–	105,632	–	105,632
Machinery-Diversified	–	129,618	–	129,618
Media	–	1,012,311	–	1,012,311
Metal Fabricate & Hardware	–	25,729	–	25,729
Mining	–	215,569	–	215,569

See Accompanying Notes to Financial Statements.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Miscellaneous Manufacturer	$–	$268,028	$–	$268,028
Multi-National	–	1,320,864	–	1,320,864
Oil & Gas	–	1,871,714	–	1,871,714
Oil & Gas Services	–	150,613	–	150,613
Pharmaceuticals	–	1,291,113	–	1,291,113
Pipelines	–	747,403	–	747,403
Real Estate	–	53,602	–	53,602
Real Estate Investment Trusts	–	667,771	–	667,771
Retail	–	1,012,051	–	1,012,051
Semiconductors	–	251,097	–	251,097
Software	–	572,048	–	572,048
Telecommunications	–	1,361,539	–	1,361,539
Toys/Games/Hobbies	–	25,432	–	25,432
Transportation	–	469,342	–	469,342
Trucking & Leasing	–	50,319	–	50,319
Water	–	26,906	–	26,906
Foreign Government Obligations	–	1,953,187	–	1,953,187
U.S. Government Agency Obligations	–	30,330,526	–	30,330,526
U.S. Treasury Obligations	–	36,061,176	–	36,061,176
Municipal Bonds & Notes	–	828,543	–	828,543
Asset-Backed Securities
Automobile	–	226,158	–	226,158
Credit Card	–	243,362	–	243,362
Mortgage-Backed Securities	–	1,007,455	–	1,007,455
Short-Term Investment	6,119,299	–	–	6,119,299

Total Investments	$6,119,299	$97,946,556	$–	$104,065,855

Affiliate Table

	Number of Shares Held at 12/31/15	Value at 12/31/15	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/16	Value at 6/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	13,317,540	$13,317,540	10,984,619	18,182,860	6,119,299	$6,119,299	$–	$–

See Accompanying Notes to Financial Statements.

State Street Global Equity ex-U.S. Index Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	June 30, 2016
Common Stocks	96.4%
Short-Term Investment	2.3
Rights	0.0 **
Other Assets in Excess of Liabilities	1.3
Total	100.0%

**	Less than 0.05% of net assets.

Top Five Sectors (excluding short-term investment)*	June 30, 2016
Banks	12.8%
Pharmaceuticals	7.2
Oil, Gas & Consumable Fuels	6.5
Insurance	5.3
Food Products	2.7
Total	34.5%

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See Accompanying Notes to Financial Statements.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments

June 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – 96.4%
Australia – 5.0%
AGL Energy, Ltd.	8,934	$129,541
Alumina, Ltd.	30,979	30,402
Amcor, Ltd.	14,935	167,653
AMP, Ltd.	38,481	149,727
APA Group	14,648	101,718
Aristocrat Leisure, Ltd.	8,485	88,128
Asciano, Ltd.	7,035	46,601
ASX, Ltd.	2,635	90,579
Aurizon Holdings, Ltd.	28,249	102,331
AusNet Services	22,875	28,128
Australia & New Zealand Banking Group, Ltd.	40,308	733,232
Bank of Queensland, Ltd.	4,421	35,215
Bendigo & Adelaide Bank, Ltd.	5,363	38,768
BHP Billiton PLC	28,419	361,197
BHP Billiton, Ltd.	44,493	619,067
Boral, Ltd.	8,841	41,440
Brambles, Ltd.	22,413	208,920
Caltex Australia, Ltd.	3,622	87,186
Challenger, Ltd.	8,200	53,486
CIMIC Group, Ltd.	1,254	33,801
Coca-Cola Amatil, Ltd.	6,539	40,300
Cochlear, Ltd.	903	82,257
Commonwealth Bank of Australia	23,147	1,297,155
Computershare, Ltd.	5,374	37,101
Crown Resorts, Ltd.	4,236	40,226
CSL, Ltd.	6,214	523,199
Dexus Property Group REIT	13,361	90,517
Domino’s Pizza Enterprises, Ltd.	804	41,305
DUET Group	29,705	55,625
Flight Centre Travel Group, Ltd.	714	16,959
Fortescue Metals Group, Ltd.	18,452	49,299
Goodman Group REIT	22,969	122,996
GPT Group REIT	24,100	97,849
Harvey Norman Holdings, Ltd.	6,810	23,658
Healthscope, Ltd.	21,817	46,873
Incitec Pivot, Ltd.	19,003	42,618
Insurance Australia Group, Ltd.	34,304	141,080
LendLease Group	8,364	79,323
Macquarie Group, Ltd.	4,315	224,254
Medibank Pvt, Ltd.	40,637	89,970
Mirvac Group REIT	56,169	85,287
National Australia Bank, Ltd.	36,039	690,814
Newcrest Mining, Ltd.(a)	11,050	191,209
Oil Search, Ltd.	16,621	83,794
Orica, Ltd.	4,199	38,998
Origin Energy, Ltd.	23,498	102,500
Platinum Asset Management, Ltd.	1,984	8,603
Qantas Airways, Ltd.	7,923	16,756
QBE Insurance Group, Ltd.	18,143	143,092
Ramsay Health Care, Ltd.	2,139	115,417
REA Group, Ltd.	651	29,168
Santos, Ltd.	21,416	75,686
Scentre Group REIT	72,696	268,829
SEEK, Ltd.	3,788	43,415
Sonic Healthcare, Ltd.	5,457	88,354
South32, Ltd.(a)(b)	10,757	12,907
South32, Ltd.(a)(b)	61,528	72,043
Stockland REIT	31,585	111,804
Suncorp Group, Ltd.	16,983	155,482
Sydney Airport	13,736	71,609
Tabcorp Holdings, Ltd.	8,832	30,375
Tatts Group, Ltd.	16,569	47,604
Telstra Corp., Ltd.	60,323	251,728
TPG Telecom, Ltd.	3,884	34,771
Transurban Group Stapled Security	27,811	250,084
Treasury Wine Estates, Ltd.	11,211	77,778
Vicinity Centres REIT	43,921	109,400
Vocus Communications, Ltd.	5,093	33,069
Wesfarmers, Ltd.	15,059	453,402
Westfield Corp.	27,932	224,008
Westpac Banking Corp.	45,335	1,003,710
Woodside Petroleum, Ltd.	10,656	215,727
Woolworths, Ltd.	17,270	271,195

		11,698,302

Austria – 0.1%
Andritz AG	1,050	49,842
Erste Group Bank AG	3,657	83,352
OMV AG	1,947	54,790
Raiffeisen Bank International AG(a)	1,758	22,232
Voestalpine AG	1,496	50,403

		260,619

Belgium – 1.0%
Ageas	2,936	102,164
Anheuser-Busch InBev SA	11,024	1,459,349
Colruyt SA	1,120	62,045
Delhaize Group	1,378	145,721
Groupe Bruxelles Lambert SA	1,081	88,744
KBC Group NV(a)	3,509	172,762
Proximus SADP	1,958	62,290
Solvay SA	976	91,265
Telenet Group Holding NV(a)	779	35,659
UCB SA	1,690	127,035
Umicore SA	1,228	63,500

		2,410,534

Brazil – 1.6%
AES Tiete Energia SA	5,337	24,638
Ambev SA	63,608	378,223
Banco Bradesco SA	12,396	104,508
Banco Bradesco SA Preference Shares	37,818	297,232
Banco do Brasil SA	10,800	57,915
Banco Santander Brasil SA	6,700	38,020
BB Seguridade Participacoes SA	9,200	80,722
BM&FBovespa SA	22,200	124,729
BR Malls Participacoes SA	8,620	34,574
Braskem SA Class A, Preference Shares	2,400	14,263
BRF SA	9,300	131,006
CCR SA	12,500	65,548
Centrais Eletricas Brasileiras SA Class B, Preference Shares(a)	6,800	37,377
CETIP SA – Mercados Organizados	3,100	42,372
Cia Brasileira de Distribuicao Preference Shares	2,300	33,534
Cia de Saneamento Basico do Estado de Sao Paulo	5,300	48,107

See Accompanying Notes to Financial Statements.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Brazil – (continued)
Cia Energetica de Minas Gerais Preference Shares	6,700	$15,225
Cia Energetica de Sao Paulo Class B, Preference Shares	1,600	5,943
Cia Paranaense de Energia Preference Shares	1,300	11,857
Cia Siderurgica Nacional SA(a)	9,900	24,165
Cielo SA	14,416	152,361
Cosan SA Industria e Comercio	1,500	15,596
CPFL Energia SA	1,969	12,654
Duratex SA	4,428	11,748
EDP – Energias do Brasil SA(a)(b)	974	4,195
EDP – Energias do Brasil SA(b)	3,500	14,879
Embraer SA	8,500	46,430
Equatorial Energia SA	2,400	36,445
Fibria Celulose SA	3,500	23,521
Gerdau SA Preference Shares	9,300	17,098
Hypermarcas SA	5,500	40,069
Itau Unibanco Holding SA Preference Shares	40,490	382,941
Itausa – Investimentos Itau SA Preference Shares	49,439	117,126
JBS SA	13,700	42,762
Klabin SA	7,827	37,672
Kroton Educacional SA	17,800	75,561
Localiza Rent a Car SA	2,300	24,768
Lojas Americanas SA	2,020	7,156
Lojas Americanas SA Preference Shares	6,060	30,416
Lojas Renner SA	7,300	53,980
M Dias Branco SA	400	13,222
Multiplan Empreendimentos Imobiliarios SA	700	13,166
Natura Cosmeticos SA	1,400	11,143
Odontoprev SA	3,400	14,125
Petroleo Brasileiro SA(a)	38,700	139,036
Petroleo Brasileiro SA Preference Shares(a)	55,000	161,717
Porto Seguro SA	900	7,515
Qualicorp SA	1,794	10,421
Raia Drogasil SA	2,900	57,154
Rumo Logistica Operadora Multimodal SA(a)	16,140	24,685
Sul America SA	2,500	12,204
Suzano Papel e Celulose SA Class A, Preference Shares	8,200	28,999
Telefonica Brasil SA Preference Shares	6,885	94,558
Tim Participacoes SA	14,100	30,103
TOTVS SA	1,100	10,486
Tractebel Energia SA	2,500	29,895
Transmissora Alianca de Energia Eletrica SA	300	1,798
Ultrapar Participacoes SA	4,700	104,321
Vale SA	16,900	85,825
Vale SA Preference Shares	25,600	104,118
WEG SA	8,800	37,741

		3,709,568

Canada – 6.5%
Agnico Eagle Mines, Ltd.	3,100	165,037
Agrium, Inc.	1,800	162,010
Alimentation Couche-Tard, Inc. Class B	5,700	243,502
AltaGas, Ltd.	2,600	62,863
ARC Resources, Ltd.	5,300	90,231
Atco, Ltd. Class I	900	31,407
Bank of Montreal	8,800	555,294
Bank of Nova Scotia	16,400	799,479
Barrick Gold Corp.	15,800	335,539
BCE, Inc.	2,079	97,875
BlackBerry, Ltd.(a)	5,700	38,053
Bombardier, Inc. Class B(a)	30,600	45,710
Brookfield Asset Management, Inc. Class A	11,850	389,982
CAE, Inc.	3,200	38,463
Cameco Corp.	4,900	53,539
Canadian Imperial Bank of Commerce	5,300	396,021
Canadian National Railway Co.	10,600	622,680
Canadian Natural Resources, Ltd.	14,700	451,176
Canadian Pacific Railway, Ltd.	2,000	256,148
Canadian Tire Corp., Ltd. Class A	900	97,540
Canadian Utilities, Ltd. Class A	1,500	43,232
CCL Industries, Inc. Class B	400	69,251
Cenovus Energy, Inc.	10,800	148,607
CGI Group, Inc. Class A(a)	3,300	140,238
CI Financial Corp.	3,800	78,856
Constellation Software, Inc.	300	115,502
Crescent Point Energy Corp.	7,400	116,296
Dollarama, Inc.	1,500	104,181
Eldorado Gold Corp.	8,600	38,474
Element Financial Corp.	4,600	48,525
Empire Co., Ltd. Class A	1,900	28,104
Enbridge, Inc.	12,700	535,205
Encana Corp.	11,100	85,897
Fairfax Financial Holdings, Ltd.	300	160,737
Finning International, Inc.	2,000	32,402
First Capital Realty, Inc.	1,700	29,007
First Quantum Minerals, Ltd.	8,100	56,570
Fortis, Inc.	3,700	124,416
Franco-Nevada Corp.	2,500	189,112
George Weston, Ltd.	600	51,656
Gildan Activewear, Inc.	3,400	99,065
Goldcorp, Inc.	11,900	226,510
Great-West Lifeco, Inc.	4,600	120,711
H&R Real Estate Investment Trust	1,700	29,466
Husky Energy, Inc.	4,755	57,740
Hydro One, Ltd.(c)	2,300	45,975
IGM Financial, Inc.	1,200	32,497
Imperial Oil, Ltd.	3,900	122,763
Industrial Alliance Insurance & Financial Services, Inc.	1,200	37,524
Intact Financial Corp.	1,900	135,020
Inter Pipeline, Ltd.	5,000	105,490
Jean Coutu Group PJC, Inc. Class A	1,100	16,940
Keyera Corp.	2,800	85,205
Kinross Gold Corp.(a)	18,000	87,872
Linamar Corp.	700	24,805

See Accompanying Notes to Financial Statements.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Canada – (continued)
Loblaw Cos., Ltd.	2,900	$154,323
Magna International, Inc.	5,600	195,549
Manulife Financial Corp.	26,500	360,557
Methanex Corp.	1,000	28,944
Metro, Inc.	3,500	121,302
National Bank of Canada	4,500	153,119
Onex Corp.	1,000	60,830
Open Text Corp.	1,800	105,877
Pembina Pipeline Corp.	5,300	160,220
Peyto Exploration & Development Corp.	2,500	66,759
Potash Corp. of Saskatchewan, Inc.	12,100	195,657
Power Corp. of Canada	5,600	118,580
Power Financial Corp.	3,700	84,473
PrairieSky Royalty, Ltd.	2,694	50,864
Restaurant Brands International, Inc.	2,946	121,996
RioCan Real Estate Investment Trust	1,900	42,910
Rogers Communications, Inc. Class B	5,100	205,382
Royal Bank of Canada	20,400	1,199,150
Saputo, Inc.	3,700	109,316
Seven Generations Energy, Ltd. Class A(a)	2,400	45,572
Shaw Communications, Inc. Class B	5,400	103,119
Silver Wheaton Corp.	5,800	135,811
Smart Real Estate Investment Trust REIT	900	26,473
SNC-Lavalin Group, Inc.	1,800	75,204
Sun Life Financial, Inc.	8,300	271,234
Suncor Energy, Inc.	23,064	636,493
Teck Resources, Ltd. Class B	8,300	108,711
TELUS Corp.	2,400	76,877
Toronto-Dominion Bank	25,500	1,089,351
Tourmaline Oil Corp.(a)	3,100	81,182
TransCanada Corp.	9,500	427,635
Turquoise Hill Resources, Ltd.(a)	11,800	39,706
Veresen, Inc.	3,500	29,510
Vermilion Energy, Inc.	1,300	41,181
Waste Connections, Inc.	674	48,442
West Fraser Timber Co., Ltd.	800	23,266
Yamana Gold, Inc.	11,800	61,058

		15,213,033

Chile – 0.3%
AES Gener SA	22,037	10,775
Aguas Andinas SA Class A	22,213	12,738
Antofagasta PLC	5,081	31,904
Banco de Chile	333,832	35,765
Banco de Credito e Inversiones	310	13,391
Banco Santander Chile	881,305	42,490
Cencosud SA	21,114	60,236
Cia Cervecerias Unidas SA	1,255	14,678
Colbun SA	127,526	30,898
Embotelladora Andina SA Class B, Preference Shares	3,273	11,653
Empresa Nacional de Electricidad SA	38,452	35,528
Empresa Nacional de Telecomunicaciones SA	1,005	9,102
Empresas CMPC SA	16,988	35,340
Empresas COPEC SA	6,114	53,765
Endesa Americas SA	38,452	17,705
Enersis Chile SA	246,306	28,858
Enersis SA	246,306	42,169
Itau CorpBanca	3,102,407	26,326
Latam Airlines Group SA(a)	3,417	22,609
SACI Falabella	6,489	49,477
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	1,548	38,285

		623,692

China – 5.5%
3SBio, Inc.(a)(c)	24,500	25,282
58.com, Inc. ADR(a)	1,300	59,657
AAC Technologies Holdings, Inc.	11,000	94,114
Agricultural Bank of China, Ltd. Class H	360,000	132,275
Air China, Ltd. Class H	22,000	15,039
Alibaba Group Holding, Ltd. ADR(a)	13,600	1,081,608
Alibaba Health Information Technology, Ltd.(a)	59,500	43,993
Aluminum Corp. of China, Ltd. Class H(a)	34,000	10,816
Anhui Conch Cement Co., Ltd. Class H	14,000	33,934
ANTA Sports Products, Ltd.	12,000	24,213
AviChina Industry & Technology Co., Ltd. Class H	20,000	13,947
Baidu, Inc. ADR(a)	3,700	611,055
Bank of China, Ltd. Class H	1,066,000	429,829
Bank of Communications Co., Ltd. Class H	120,000	76,335
Beijing Capital International Airport Co., Ltd. Class H	14,000	15,230
Beijing Enterprises Holdings, Ltd.	5,500	31,288
Beijing Enterprises Water Group, Ltd.	50,000	30,345
Belle International Holdings, Ltd.	105,000	61,936
Brilliance China Automotive Holdings, Ltd.	32,000	32,832
Byd Co., Ltd. Class H(a)	7,500	45,239
CGN Power Co., Ltd. Class H(c)	178,600	49,918
China Cinda Asset Management Co., Ltd. Class H	100,592	34,111
China CITIC Bank Corp., Ltd. Class H	140,000	85,456
China Coal Energy Co., Ltd. Class H(a)	30,000	15,758
China Communications Construction Co., Ltd. Class H	62,000	67,215
China Communications Services Corp., Ltd. Class H	28,000	14,675
China Conch Venture Holdings, Ltd.	15,000	29,829
China Construction Bank Corp. Class H	1,161,000	775,493

See Accompanying Notes to Financial Statements.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
China – (continued)
China COSCO Holdings Co., Ltd. Class H(a)	22,000	$7,811
China Everbright Bank Co., Ltd. Class H	42,300	19,322
China Everbright International, Ltd.	28,000	31,309
China Everbright, Ltd.	12,000	23,284
China Galaxy Securities Co., Ltd. Class H	37,800	34,163
China Huishan Dairy Holdings Co., Ltd.	66,000	26,947
China Jinmao Holdings Group, Ltd.	44,000	12,450
China Life Insurance Co., Ltd. Class H	102,000	219,929
China Longyuan Power Group Corp., Ltd. Class H	41,000	34,068
China Medical System Holdings, Ltd.	14,000	21,494
China Mengniu Dairy Co., Ltd.	44,000	76,976
China Merchants Bank Co., Ltd. Class H	59,500	133,932
China Merchants Holdings International Co., Ltd.	14,090	37,720
China Minsheng Banking Corp., Ltd. Class H	82,000	79,660
China Mobile, Ltd.	83,500	965,883
China National Building Material Co., Ltd. Class H	32,000	14,074
China Oilfield Services, Ltd. Class H	18,000	13,985
China Overseas Land & Investment, Ltd.	56,000	178,523
China Pacific Insurance Group Co., Ltd. Class H	37,600	127,434
China Petroleum & Chemical Corp. Class H	358,000	258,240
China Power International Development, Ltd.	40,000	14,818
China Railway Construction Corp., Ltd. Class H	23,000	29,036
China Railway Group, Ltd. Class H	46,000	34,574
China Resources Beer Holdings Co., Ltd.	14,041	30,618
China Resources Gas Group, Ltd.	12,000	36,650
China Resources Land, Ltd.	35,333	83,262
China Resources Power Holdings Co., Ltd.	22,055	33,100
China Shenhua Energy Co., Ltd. Class H	47,500	88,347
China Shipping Container Lines Co., Ltd. Class H(a)	42,000	8,769
China Southern Airlines Co., Ltd. Class H	16,000	9,073
China State Construction International Holdings, Ltd.	20,000	26,590
China Taiping Insurance Holdings Co., Ltd.(a)	18,000	33,874
China Telecom Corp., Ltd. Class H	182,000	81,850
China Unicom Hong Kong, Ltd.	78,000	81,538
China Vanke Co., Ltd. Class H	15,200	30,018
Chongqing Changan Automobile Co., Ltd. Class B	10,700	14,989
Chongqing Rural Commercial Bank Co., Ltd. Class H	32,000	16,340
CITIC Securities Co., Ltd. Class H	30,000	66,725
CITIC, Ltd.	59,000	86,402
CNOOC, Ltd.	242,000	302,389
COSCO Pacific, Ltd.	28,381	28,300
Country Garden Holdings Co., Ltd.	69,000	29,181
CRRC Corp., Ltd. Class H	68,350	61,554
CSPC Pharmaceutical Group, Ltd.	58,000	51,597
Ctrip.com International, Ltd. ADR(a)	4,400	181,280
Dalian Wanda Commercial Properties Co., Ltd. Class H(c)	9,600	59,477
Dongfeng Motor Group Co., Ltd. Class H	30,000	31,622
ENN Energy Holdings, Ltd.	12,000	59,593
Evergrande Real Estate Group, Ltd.	70,000	42,912
Far East Horizon, Ltd.	23,000	17,964
Fosun International, Ltd.	43,000	55,809
Geely Automobile Holdings, Ltd.	65,000	35,370
GF Securities Co., Ltd. Class H	15,600	35,780
GOME Electrical Appliances Holding, Ltd.	142,000	16,799
Great Wall Motor Co., Ltd. Class H	35,500	29,589
Guangdong Investment, Ltd.	32,000	49,100
Guangzhou Automobile Group Co., Ltd. Class H	26,000	31,099
Guangzhou R&F Properties Co., Ltd. Class H	12,400	15,720
Haitian International Holdings, Ltd.	5,000	8,912
Haitong Securities Co., Ltd. Class H	45,600	77,698
Hengan International Group Co., Ltd.	9,500	79,509
Huadian Power International Corp., Ltd. Class H	14,000	6,710
Huaneng Power International, Inc. Class H	62,000	38,591
Huaneng Renewables Corp., Ltd. Class H	32,629	10,878
Huatai Securities Co., Ltd. Class H(c)	19,200	41,249
Industrial & Commercial Bank of China, Ltd. Class H	1,022,000	569,948
JD.com, Inc. ADR(a)	9,000	191,070
Jiangsu Expressway Co., Ltd. Class H	14,000	19,551
Jiangxi Copper Co., Ltd. Class H	17,000	19,078
Kingsoft Corp., Ltd.	10,000	19,430
Kunlun Energy Co., Ltd.	38,000	31,673

See Accompanying Notes to Financial Statements.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
China – (continued)
Lenovo Group, Ltd.	96,000	$58,353
Longfor Properties Co., Ltd.	18,000	23,485
Luye Pharma Group, Ltd.(a)	11,000	6,773
NetEase, Inc. ADR	1,100	212,542
New China Life Insurance Co., Ltd. Class H	8,900	31,868
New Oriental Education & Technology Group, Inc. ADR	2,100	87,948
People’s Insurance Co. Group of China, Ltd. Class H	75,000	28,971
PetroChina Co., Ltd. Class H	274,000	188,855
PICC Property & Casualty Co., Ltd. Class H	67,800	107,075
Ping An Insurance Group Co. of China, Ltd. Class H	70,500	312,369
Qihoo 360 Technology Co., Ltd. ADR(a)	1,200	87,660
Qinqin Foodstuffs Group Cayman Co., Ltd.(a)	1,900	2,694
Qunar Cayman Islands, Ltd. ADR(a)	500	14,895
Semiconductor Manufacturing International Corp.(a)	313,000	25,212
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	24,000	13,690
Shanghai Electric Group Co., Ltd. Class H(a)	24,000	10,123
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	3,500	8,569
Shanghai Industrial Holdings, Ltd.	7,000	15,932
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	6,120	9,578
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	8,700	19,292
Shenzhou International Group Holdings, Ltd.	6,000	29,015
Shui On Land, Ltd.	45,500	11,685
Sino-Ocean Group Holding, Ltd.	42,000	18,340
Sinopec Engineering Group Co., Ltd. Class H	15,000	13,495
Sinopec Shanghai Petrochemical Co., Ltd. Class H	50,000	23,136
Sinopharm Group Co., Ltd. Class H	16,000	76,860
Sinotrans, Ltd. Class H	16,000	7,144
SOHO China, Ltd.	46,000	22,328
SouFun Holdings, Ltd. ADR(a)	5,800	29,174
Sunac China Holdings, Ltd.	15,000	9,377
TAL Education Group ADR(a)	800	49,648
Tencent Holdings, Ltd.	77,200	1,772,988
Tingyi Cayman Islands Holding Corp.	20,000	19,044
TravelSky Technology, Ltd. Class H	13,000	25,031
Tsingtao Brewery Co., Ltd. Class H	6,000	20,860
Vipshop Holdings, Ltd. ADR(a)	5,300	59,201
Want Want China Holdings, Ltd.	66,000	46,554
Weichai Power Co., Ltd. Class H	14,000	14,415
Yangzijiang Shipbuilding Holdings, Ltd.	21,000	14,097
Yanzhou Coal Mining Co., Ltd. Class H	14,000	9,103
YY, Inc. ADR(a)	300	10,161
Zhejiang Expressway Co., Ltd. Class H	18,000	16,982
Zhuzhou CRRC Times Electric Co., Ltd.	6,000	33,248
Zijin Mining Group Co., Ltd. Class H	76,000	25,530
ZTE Corp. Class H	9,400	11,981

		12,949,912

Colombia – 0.1%
Bancolombia SA ADR	500	17,460
Bancolombia SA Preference Shares	3,608	31,603
Cementos Argos SA	9,003	36,891
Corp. Financiera Colombiana SA	1,473	19,323
Ecopetrol SA(a)	62,893	30,160
Ecopetrol SA ADR	700	6,692
Grupo Argos SA	6,676	42,456
Grupo Aval Acciones y Valores SA Preference Shares	28,874	11,712
Grupo de Inversiones Suramericana SA	4,370	57,536
Grupo de Inversiones Suramericana SA Preference Shares	813	10,503
Interconexion Electrica SA ESP	3,293	10,120

		274,456

Czech Republic – 0.0%(d)
CEZ A/S	1,769	30,189
Komercni banka A/S	995	37,319
O2 Czech Republic A/S	227	2,021

		69,529

Denmark – 1.4%
AP Moeller – Maersk A/S Class A	60	75,680
AP Moeller – Maersk A/S Class B	91	118,951
Carlsberg A/S Class B	1,408	134,438
Chr Hansen Holding A/S	1,311	86,167
Coloplast A/S Class B	1,752	131,246
Danske Bank A/S	9,621	253,423
DSV A/S	2,780	116,984
Genmab A/S(a)	816	148,910
ISS A/S	2,489	93,684
Novo Nordisk A/S Class B	25,453	1,371,771
Novozymes A/S Class B	3,057	146,913
Pandora A/S	1,613	219,858
TDC A/S	10,000	49,042
Tryg A/S	1,485	26,609
Vestas Wind Systems A/S	3,124	212,500
William Demant Holding A/S(a)	1,515	29,513

		3,215,689

See Accompanying Notes to Financial Statements.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Egypt – 0.0%(d)
Commercial International Bank Egypt SAE	14,147	$63,161
Global Telecom Holding SAE(a)	22,280	7,878
Talaat Moustafa Group	8,765	4,817

		75,856

Finland – 0.7%
Elisa Oyj	2,183	83,969
Fortum Oyj	6,621	106,491
Kone Oyj Class B	4,702	217,233
Metso Oyj	1,553	36,550
Neste Oyj	2,031	72,908
Nokia Oyj(b)	64,407	367,223
Nokia Oyj(b)	12,886	72,611
Nokian Renkaat Oyj	1,835	65,841
Orion Oyj Class B	1,664	64,683
Sampo Oyj Class A	6,098	249,655
Stora Enso Oyj Class R	8,612	69,333
UPM-Kymmene Oyj	7,108	130,721
Wartsila Oyj Abp	1,990	81,282

		1,618,500

France – 6.4%
Accor SA	2,746	105,330
Aeroports de Paris	341	37,404
Air Liquide SA	4,595	479,232
Airbus Group SE	7,903	453,489
Alstom SA(a)	2,134	49,324
Arkema SA	1,014	77,607
Atos SE	1,290	106,474
AXA SA	26,206	518,721
BNP Paribas SA	14,663	643,748
Bollore SA	10,701	36,064
Bouygues SA	2,718	77,950
Bureau Veritas SA	3,614	75,958
Cap Gemini SA	2,276	196,615
Carrefour SA	7,949	195,722
Casino Guichard Perrachon SA	657	36,508
Christian Dior SE	721	115,623
Cie de Saint-Gobain	6,474	245,666
Cie Generale des Etablissements Michelin	2,545	240,101
CNP Assurances	2,185	32,272
Credit Agricole SA	13,693	115,241
Danone SA	8,177	572,867
Dassault Systemes	1,686	127,255
Edenred	2,438	49,975
Eiffage SA	750	53,375
Electricite de France SA	2,751	33,393
Engie SA	19,772	317,815
Essilor International SA	2,800	368,399
Eurazeo SA	528	31,358
Eutelsat Communications SA	2,583	48,807
Fonciere Des Regions	376	33,269
Gecina SA REIT	532	72,136
Groupe Eurotunnel SE	6,406	67,738
Hermes International	349	130,240
ICADE	422	29,686
Iliad SA	366	73,962
Imerys SA	458	29,255
Ingenico Group SA	755	87,603
JCDecaux SA	869	29,332
Kering	1,100	177,272
Klepierre REIT	2,870	126,776
L’Oreal SA	3,505	671,769
Lagardere SCA	1,354	29,484
Legrand SA	3,711	190,176
LVMH Moet Hennessy Louis Vuitton SE	3,865	583,219
Natixis SA	11,800	44,450
Numericable-SFR SA	1,226	30,671
Orange SA	26,636	433,583
Pernod Ricard SA	2,878	318,986
Peugeot SA(a)	7,186	86,225
Publicis Groupe SA	2,682	179,626
Remy Cointreau SA	305	26,283
Renault SA	2,628	198,622
Rexel SA	4,715	59,343
Safran SA	4,249	286,444
Sanofi	16,115	1,340,325
Schneider Electric SE	7,467	436,101
SCOR SE	2,521	74,614
Societe BIC SA	457	64,458
Societe Generale SA	10,408	325,975
Sodexo SA	1,246	133,628
Suez Environment Co.	4,172	65,143
Technip SA	1,505	81,546
Thales SA	1,397	116,138
TOTAL SA	29,933	1,437,018
Unibail-Rodamco SE	1,111	287,719
Unibail-Rodamco SE REIT	220	57,106
Valeo SA	3,090	137,326
Veolia Environnement SA	5,771	124,757
Vinci SA	6,778	478,819
Vivendi SA	15,774	295,430
Wendel SA	356	36,844
Zodiac Aerospace	3,126	73,004

		15,004,394

Germany – 5.9%
adidas AG	2,641	379,523
Allianz SE	6,161	879,862
Axel Springer SE	565	29,697
BASF SE	12,389	950,999
Bayer AG	11,356	1,141,770
Bayerische Motoren Werke AG	4,448	324,053
Bayerische Motoren Werke AG, Preference Shares	883	56,349
Beiersdorf AG	1,337	126,717
Brenntag AG	2,209	107,124
Commerzbank AG	15,103	98,462
Continental AG	1,488	281,874
Covestro AG(c)	929	41,423
Daimler AG	13,109	785,268
Deutsche Bank AG(a)	18,617	257,623
Deutsche Boerse AG	2,673	219,837
Deutsche Lufthansa AG	2,670	31,426
Deutsche Post AG	13,043	367,851
Deutsche Telekom AG	44,533	760,209
Deutsche Wohnen AG	4,773	162,687
E.ON SE	27,231	275,189
Evonik Industries AG	1,766	52,699
Fraport AG Frankfurt Airport Services Worldwide	522	27,979

See Accompanying Notes to Financial Statements.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Germany – (continued)
Fresenius Medical Care AG & Co. KGaA	2,986	$260,381
Fresenius SE & Co. KGaA	5,565	409,344
Fuchs Petrolub SE Preference Shares	861	33,909
GEA Group AG	2,630	124,274
Hannover Rueck SE	795	83,388
HeidelbergCement AG	1,823	137,479
Henkel AG & Co. KGaA	1,491	161,453
Henkel AG & Co. KGaA, Preference Shares	2,426	296,803
HOCHTIEF AG	272	35,156
HUGO BOSS AG	790	44,962
Infineon Technologies AG	15,692	227,409
KS AG	2,958	60,622
Lanxess AG	1,411	61,972
Linde AG	2,500	348,718
MAN SE	404	41,276
Merck KGaA	1,679	170,843
METRO AG	2,241	68,999
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,241	376,211
OSRAM Licht AG	1,390	72,298
Porsche Automobil Holding SE Preference Shares	2,008	92,914
ProSiebenSat.1 Media SE	2,842	124,449
RWE AG(a)	6,584	104,965
SAP SE	13,240	995,467
Schaeffler AG Preference Shares	2,175	28,760
Siemens AG	10,513	1,080,022
Symrise AG	1,780	121,547
Telefonica Deutschland Holding AG	10,384	42,819
ThyssenKrupp AG	5,286	106,365
TUI AG	7,285	83,263
United Internet AG	1,681	69,953
Volkswagen AG	533	70,732
Volkswagen AG, Preference Shares	2,502	303,370
Vonovia SE	6,470	236,501
Zalando SE(a)(c)	1,009	26,733

		13,861,978

Greece – 0.1%
Alpha Bank AE(a)	23,059	43,254
Eurobank Ergasias SA(a)	24,580	15,577
FF Group	122	2,273
Hellenic Telecommunications Organization SA	2,975	27,211
JUMBO SA(a)	867	11,418
National Bank of Greece SA(a)	82,540	18,331
OPAP SA	2,792	19,480
Piraeus Bank SA(a)	86,012	16,068
Titan Cement Co. SA	393	8,077

		161,689

Hong Kong – 2.3%
AIA Group, Ltd.	163,800	982,942
Alibaba Pictures Group, Ltd.(a)	140,000	32,761
ASM Pacific Technology, Ltd.	3,500	25,212
Bank of East Asia, Ltd.	14,635	56,503
BOC Hong Kong Holdings, Ltd.	48,000	144,644
Cathay Pacific Airways, Ltd.	17,000	24,941
Cheung Kong Infrastructure Holdings, Ltd.	9,000	77,425
Cheung Kong Property Holdings, Ltd.	36,524	230,605
China Gas Holdings, Ltd.	20,000	30,614
CK Hutchison Holdings, Ltd.	36,024	396,288
CLP Holdings, Ltd.	21,500	219,909
First Pacific Co., Ltd.	30,000	21,664
Galaxy Entertainment Group, Ltd.	30,000	89,957
GCL-Poly Energy Holdings, Ltd.	139,000	18,451
Haier Electronics Group Co., Ltd.	15,000	22,958
Hanergy Thin Film Power Group, Ltd.(a)(e)	68,000	–
Hang Lung Properties, Ltd.	35,000	70,893
Hang Seng Bank, Ltd.	11,000	188,827
Henderson Land Development Co., Ltd.	17,097	96,579
HK Electric Investments & HK Electric Investments, Ltd.(c)	32,164	29,972
HKT Trust & HKT, Ltd.	31,000	44,754
Hong Kong & China Gas Co., Ltd.	99,000	181,154
Hong Kong Exchanges and Clearing, Ltd.	15,606	380,459
Hongkong Land Holdings, Ltd.	15,000	91,804
Hysan Development Co., Ltd.	8,000	35,625
Jardine Matheson Holdings, Ltd.	3,200	187,084
Kerry Properties, Ltd.	8,000	19,890
Li & Fung, Ltd.	68,000	33,062
Link REIT	32,000	218,827
Melco Crown Entertainment, Ltd. ADR	3,341	42,030
MTR Corp., Ltd.	19,550	99,437
New World Development Co., Ltd.	86,705	88,411
Nine Dragons Paper Holdings, Ltd.	14,000	10,770
Noble Group, Ltd.(a)	178,500	27,054
NWS Holdings, Ltd.	21,795	34,612
PCCW, Ltd.	52,000	35,009
Power Assets Holdings, Ltd.	18,000	165,505
Sands China, Ltd.	32,400	109,430
Shangri-La Asia, Ltd.	20,000	20,080
Shimao Property Holdings, Ltd.	16,500	21,000
Sino Biopharmaceutical, Ltd.	50,000	32,817
Sino Land Co., Ltd.	48,429	79,739
SJM Holdings, Ltd.	17,000	10,453
Sun Art Retail Group, Ltd.	29,000	20,468
Sun Hung Kai Properties, Ltd.	19,000	229,190
Swire Pacific, Ltd. Class A	8,500	96,227
Swire Properties, Ltd.	13,400	35,790
Techtronic Industries Co., Ltd.	21,000	87,698
WH Group, Ltd.(c)	81,500	64,549
Wharf Holdings, Ltd.	18,000	109,731
Wheelock & Co., Ltd.	14,000	66,040
Yue Yuen Industrial Holdings, Ltd.	9,000	35,903

		5,475,747

See Accompanying Notes to Financial Statements.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Hungary – 0.1%
MOL Hungarian Oil & Gas PLC	661	$38,314
OTP Bank PLC	2,971	66,568
Richter Gedeon Nyrt	2,055	40,926

		145,808

India – 1.8%
ACC, Ltd.	889	21,434
Adani Ports & Special Economic Zone, Ltd.	8,840	27,228
Ambuja Cements, Ltd.	8,170	31,073
Apollo Hospitals Enterprise, Ltd.	978	19,102
Ashok Leyland, Ltd.	16,047	23,525
Asian Paints, Ltd.	4,613	68,280
Aurobindo Pharma, Ltd.	2,905	32,025
Axis Bank, Ltd.	7,710	61,265
Bajaj Auto, Ltd.	935	37,478
Bajaj Finance, Ltd.	212	25,123
Bharat Forge, Ltd.	1,403	15,854
Bharat Heavy Electricals, Ltd.	7,316	13,945
Bharat Petroleum Corp., Ltd.	1,734	27,715
Bharti Airtel, Ltd.	14,870	80,405
Bharti Infratel, Ltd.	6,155	31,644
Bosch, Ltd.	90	30,188
Cadila Healthcare, Ltd.	4,054	19,809
Cairn India, Ltd.	8,551	17,919
Cipla, Ltd.	3,760	27,974
Coal India, Ltd.	7,519	34,966
Container Corp. Of India, Ltd.	121	2,565
Dabur India, Ltd.	6,256	28,614
Divi’s Laboratories, Ltd.	1,231	20,492
Dr Reddy’s Laboratories, Ltd.	1,478	74,619
Eicher Motors, Ltd.	134	38,133
GAIL India, Ltd.	1,393	7,967
GAIL India, Ltd. GDR	400	12,860
GlaxoSmithKline Consumer Healthcare, Ltd.	212	18,406
Glenmark Pharmaceuticals, Ltd.	1,641	19,520
Godrej Consumer Products, Ltd.	1,414	33,680
Havells India, Ltd.	5,479	29,354
HCL Technologies, Ltd.	7,416	80,415
Hero MotoCorp, Ltd.	624	29,264
Hindalco Industries, Ltd.	17,272	31,753
Hindustan Unilever, Ltd.	8,505	113,362
Housing Development Finance Corp., Ltd.	20,273	377,396
ICICI Bank, Ltd.	8,502	30,411
ICICI Bank, Ltd. ADR	3,576	25,676
Idea Cellular, Ltd.	12,501	19,791
Indiabulls Housing Finance, Ltd.	3,166	31,695
Infosys, Ltd.	13,243	230,040
Infosys, Ltd. ADR	11,029	196,868
ITC, Ltd.	28,267	155,011
JSW Steel, Ltd.	1,309	28,586
Larsen & Toubro, Ltd.	2,122	47,308
Larsen & Toubro, Ltd. GDR(b)	1,370	30,528
Larsen & Toubro, Ltd. GDR(b)	750	16,612
LIC Housing Finance, Ltd.	3,384	24,919
Lupin, Ltd.	3,344	76,755
Mahindra & Mahindra Financial Services, Ltd.	5,284	26,352
Mahindra & Mahindra, Ltd.	3,267	69,302
Mahindra & Mahindra, Ltd. GDR	1,651	35,168
Marico, Ltd.	6,131	24,068
Maruti Suzuki India, Ltd.	1,422	88,664
Motherson Sumi Systems, Ltd.	5,201	22,533
Nestle India, Ltd.	274	26,595
NTPC, Ltd.	27,107	62,650
Oil & Natural Gas Corp., Ltd.	9,512	30,620
Piramal Enterprises, Ltd.	1,191	25,436
Power Finance Corp., Ltd.	966	2,462
Reliance Industries, Ltd.	10,801	155,561
Reliance Industries, Ltd. GDR(b)(c)	1,500	42,825
Reliance Industries, Ltd. GDR(b)(c)	1,942	55,444
Shree Cement, Ltd.	111	23,887
Shriram Transport Finance Co., Ltd.	2,627	46,930
Siemens, Ltd.	956	18,661
State Bank of India	11,510	37,580
State Bank of India GDR	1,020	32,334
Sun Pharmaceutical Industries, Ltd.	12,740	144,716
Tata Consultancy Services, Ltd.	6,472	244,798
Tata Motors, Ltd.(a)(b)	5,319	23,173
Tata Motors, Ltd.(a)(b)	15,323	104,727
Tata Motors, Ltd. ADR(a)	1,078	37,374
Tata Power Co., Ltd.	19,125	20,882
Tata Steel, Ltd.	1,102	5,303
Tata Steel, Ltd. GDR	1,300	6,139
Tech Mahindra, Ltd.	2,829	21,383
Titan Co., Ltd.	6,250	37,802
UltraTech Cement, Ltd.	478	24,225
United Spirits, Ltd.(a)	658	24,276
UPL, Ltd.	5,305	43,502
Vedanta, Ltd.	14,916	29,463
Vedanta, Ltd. ADR	1,433	11,278
Wipro, Ltd.	4,212	35,033
Wipro, Ltd. ADR	2,938	36,314
Yes Bank, Ltd.	2,140	35,097
Zee Entertainment Enterprises, Ltd.	9,526	64,568

		4,256,677

Indonesia – 0.6%
Adaro Energy Tbk PT	52,500	3,412
AKR Corporindo Tbk PT	22,500	10,926
Astra International Tbk PT	286,500	161,518
Bank Central Asia Tbk PT	161,000	163,022
Bank Danamon Indonesia Tbk PT	28,500	7,658
Bank Mandiri Persero Tbk PT	127,500	92,266
Bank Negara Indonesia Persero Tbk PT	109,000	43,195
Bank Rakyat Indonesia Persero Tbk PT	159,500	131,242
Bumi Serpong Damai Tbk PT	103,500	16,655
Charoen Pokphand Indonesia Tbk PT	118,000	33,779
Global Mediacom Tbk PT	26,000	1,947
Gudang Garam Tbk PT	8,000	41,857
Hanjaya Mandala Sampoerna Tbk PT	125,000	35,986
Indocement Tunggal Prakarsa Tbk PT	22,500	28,936

See Accompanying Notes to Financial Statements.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Indonesia – (continued)
Indofood CBP Sukses Makmur Tbk PT	10,000	$13,146
Indofood Sukses Makmur Tbk PT	73,000	40,166
Jasa Marga Persero Tbk PT	13,000	5,215
Kalbe Farma Tbk PT	298,500	34,737
Lippo Karawaci Tbk PT	368,500	32,013
Matahari Department Store Tbk PT	33,500	51,058
Media Nusantara Citra Tbk PT	105,000	17,616
Perusahaan Gas Negara Persero Tbk	137,000	24,428
Semen Indonesia Persero Tbk PT	32,500	23,149
Summarecon Agung Tbk PT	87,500	12,100
Surya Citra Media Tbk PT	50,000	12,564
Telekomunikasi Indonesia Persero Tbk PT	653,500	198,824
Tower Bersama Infrastructure Tbk PT	16,500	8,271
Unilever Indonesia Tbk PT	20,000	68,354
United Tractors Tbk PT	21,000	23,694
Waskita Karya Persero Tbk PT	124,000	24,072
XL Axiata Tbk PT(a)	78,125	21,719

		1,383,525

Ireland – 0.5%
Bank of Ireland(a)	401,137	82,784
CRH PLC	11,116	324,274
Experian PLC	13,298	253,342
James Hardie Industries PLC	6,142	94,970
Kerry Group PLC Class A	2,220	197,102
Paddy Power Betfair PLC	1,038	109,208
Ryanair Holdings PLC ADR	400	27,816

		1,089,496

Israel – 0.5%
Azrieli Group, Ltd.	493	21,010
Bank Hapoalim BM	16,064	81,104
Bank Leumi Le-Israel BM(a)	21,813	76,755
Bezeq The Israeli Telecommunication Corp., Ltd.	25,649	50,919
Check Point Software Technologies, Ltd.(a)	1,719	136,970
Israel Chemicals, Ltd.	7,839	30,608
Mizrahi Tefahot Bank, Ltd.	2,082	24,059
Nice-Systems, Ltd.	730	46,553
Teva Pharmaceutical Industries, Ltd.	12,722	645,259

		1,113,237

Italy – 1.2%
Assicurazioni Generali SpA	16,131	190,429
Atlantia SpA	5,364	134,164
Enel SpA	102,113	453,815
Eni SpA	35,313	569,407
EXOR SpA	1,335	49,336
Ferrari NV	1,494	61,398
Intesa Sanpaolo SpA	169,801	323,771
Intesa Sanpaolo SpA	14,345	25,708
Leonardo-Finmeccanica SpA(a)	6,199	62,756
Luxottica Group SpA	2,245	109,534
Mediobanca SpA	7,121	41,074
Poste Italiane SpA(c)	6,845	45,499
Prysmian SpA	2,352	51,680
Saipem SpA(a)	91,957	36,807
Snam SpA	32,104	192,139
Telecom Italia SpA/Milano(a)(b)	146,653	120,578
Telecom Italia SpA/Milano(b)	75,792	48,816
Terna Rete Elettrica Nazionale SpA	19,580	109,083
UniCredit SpA	71,396	157,187
Unione di Banche Italiane SpA	11,339	31,347
UnipolSai SpA	14,077	21,267

		2,835,795

Japan – 15.9%
ABC-Mart, Inc.	400	27,021
Acom Co., Ltd.(a)	4,900	23,894
Aeon Co., Ltd.	8,600	134,407
AEON Financial Service Co., Ltd.	1,300	28,334
Aeon Mall Co., Ltd.	1,400	18,438
Air Water, Inc.	2,000	29,621
Aisin Seiki Co., Ltd.	2,900	118,904
Ajinomoto Co., Inc.	8,000	189,728
Alfresa Holdings Corp.	2,100	44,162
Alps Electric Co., Ltd.	2,000	38,247
Amada Holdings Co., Ltd.	4,200	42,919
ANA Holdings, Inc.	14,000	40,157
Aozora Bank, Ltd.	19,000	66,344
Asahi Glass Co., Ltd.	13,000	71,014
Asahi Group Holdings, Ltd.	5,600	182,266
Asahi Kasei Corp.	17,000	119,082
Asics Corp.	2,000	34,012
Astellas Pharma, Inc.	28,700	453,044
Bandai Namco Holdings, Inc.	3,100	80,527
Bank of Kyoto, Ltd.	6,000	37,044
Benesse Holdings, Inc.	800	18,904
Bridgestone Corp.	8,900	287,901
Brother Industries, Ltd.	3,000	32,391
Calbee, Inc.	1,400	58,956
Canon, Inc.	14,500	416,702
Casio Computer Co., Ltd.	3,800	55,081
Central Japan Railway Co.	2,000	358,068
Chiba Bank, Ltd.	9,000	42,812
Chubu Electric Power Co., Inc.	8,700	124,624
Chugai Pharmaceutical Co., Ltd.	2,900	104,031
Chugoku Bank, Ltd.	1,400	14,379
Chugoku Electric Power Co., Inc.	3,400	43,509
Concordia Financial Group, Ltd.(a)	16,000	62,197
Credit Saison Co., Ltd.	1,800	30,436
CYBERDYNE, Inc.(a)	1,000	22,689
Dai Nippon Printing Co., Ltd.	8,000	89,746
Dai-ichi Life Insurance Co., Ltd.	15,700	176,908
Daicel Corp.	3,200	33,377
Daihatsu Motor Co., Ltd.	2,400	31,468
Daiichi Sankyo Co., Ltd.	8,000	195,640
Daikin Industries, Ltd.	3,300	279,173
Daito Trust Construction Co., Ltd.	1,000	163,431
Daiwa House Industry Co., Ltd.	7,600	224,658
Daiwa Securities Group, Inc.	22,000	116,667
Denso Corp.	6,600	233,751

See Accompanying Notes to Financial Statements.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (continued)
Japan – (continued)
Dentsu, Inc.	2,800	$132,116
Don Quijote Holdings Co., Ltd.	1,800	67,333
East Japan Railway Co.	4,500	419,774
Eisai Co., Ltd.	3,600	202,332
Electric Power Development Co., Ltd.	2,300	53,939
FamilyMart Co., Ltd.	700	42,940
FANUC Corp.	2,700	442,108
Fast Retailing Co., Ltd.	700	189,173
Fuji Electric Co., Ltd.	9,000	37,718
Fuji Heavy Industries, Ltd.	8,000	276,796
FUJIFILM Holdings Corp.	5,700	222,618
Fujitsu, Ltd.	25,000	92,538
Fukuoka Financial Group, Inc.	10,000	33,189
GungHo Online Entertainment, Inc.	5,300	14,456
Hachijuni Bank, Ltd.	3,500	15,344
Hakuhodo DY Holdings, Inc.	3,000	36,194
Hamamatsu Photonics KK	1,600	45,190
Hankyu Hanshin Holdings, Inc.	18,000	135,101
Hikari Tsushin, Inc.	300	25,297
Hino Motors, Ltd.	3,200	32,082
Hirose Electric Co., Ltd.	400	49,510
Hiroshima Bank, Ltd.	6,000	20,180
Hisamitsu Pharmaceutical Co., Inc.	800	46,433
Hitachi Chemical Co., Ltd.	900	16,919
Hitachi Construction Machinery Co., Ltd.	900	13,223
Hitachi High-Technologies Corp.	1,000	27,548
Hitachi Metals, Ltd.	2,700	27,610
Hitachi, Ltd.	65,000	274,132
Hokuriku Electric Power Co.	1,900	23,698
Honda Motor Co., Ltd.	22,600	570,657
Hoshizaki Electric Co., Ltd.	600	59,123
Hoya Corp.	5,700	204,921
Hulic Co., Ltd.	3,500	37,124
Idemitsu Kosan Co., Ltd.	1,200	26,223
IHI Corp.	17,000	46,125
Iida Group Holdings Co., Ltd.	2,000	41,228
Inpex Corp.	12,500	98,401
Isetan Mitsukoshi Holdings, Ltd.	4,000	35,837
Isuzu Motors, Ltd.	8,000	99,184
ITOCHU Corp.	19,600	241,348
Iyo Bank, Ltd.	2,100	12,946
J Front Retailing Co., Ltd.	2,800	29,222
Japan Airlines Co., Ltd.	2,000	64,769
Japan Airport Terminal Co., Ltd.	400	14,608
Japan Exchange Group, Inc.	6,900	79,966
Japan Post Bank Co., Ltd.	5,000	59,180
Japan Post Holdings Co., Ltd.	6,000	73,473
Japan Prime Realty Investment Corp.	10	43,194
Japan Real Estate Investment Corp.	18	111,910
Japan Retail Fund Investment Corp. REIT	34	87,389
Japan Tobacco, Inc.	14,800	600,397
JFE Holdings, Inc.	6,500	85,352
JGC Corp.	3,000	43,229
Joyo Bank, Ltd.	7,000	26,341
JSR Corp.	2,400	31,993
JTEKT Corp.	2,400	27,382
JX Holdings, Inc.	30,000	117,870
Kajima Corp.	11,000	76,917
Kakaku.com, Inc.	1,800	36,001
Kamigumi Co., Ltd.	3,000	27,911
Kaneka Corp.	3,000	20,148
Kansai Electric Power Co., Inc.(a)	10,700	104,896
Kansai Paint Co., Ltd.	2,600	52,838
Kao Corp.	6,900	404,515
Kawasaki Heavy Industries, Ltd.	16,000	45,411
KDDI Corp.	25,600	783,611
Keihan Holdings Co., Ltd.	6,000	41,850
Keikyu Corp.	6,000	60,776
Keio Corp.	8,000	75,959
Keisei Electric Railway Co., Ltd.	3,000	38,924
Keyence Corp.	600	412,091
Kikkoman Corp.	2,000	74,286
Kintetsu Group Holdings Co., Ltd.	24,000	103,382
Kirin Holdings Co., Ltd.	11,800	200,330
Kobe Steel, Ltd.	35,000	28,955
Koito Manufacturing Co., Ltd.	1,700	78,791
Komatsu, Ltd.	13,000	227,318
Konami Holdings Corp.	1,100	42,241
Konica Minolta, Inc.	5,100	37,396
Kose Corp.	500	42,649
Kubota Corp.	14,200	193,323
Kuraray Co., Ltd.	4,000	48,040
Kurita Water Industries, Ltd.	1,400	31,414
Kyocera Corp.	4,600	220,321
Kyowa Hakko Kirin Co., Ltd.	4,200	72,106
Kyushu Electric Power Co., Inc.	4,800	48,458
Kyushu Financial Group, Inc.	4,000	19,957
Lawson, Inc.	1,000	80,360
LIXIL Group Corp.	3,400	56,202
M3, Inc.	2,900	101,876
Mabuchi Motor Co., Ltd.	600	25,580
Makita Corp.	1,500	100,251
Marubeni Corp.	22,100	100,499
Marui Group Co., Ltd.	2,700	36,586
Maruichi Steel Tube, Ltd.	700	24,626
Mazda Motor Corp.	7,300	97,238
McDonald’s Holdings Co., Japan, Ltd.	1,000	27,341
Medipal Holdings Corp.	3,000	49,647
MEIJI Holdings Co., Ltd.	1,700	175,833
Minebea Co., Ltd.	5,500	37,612
Miraca Holdings, Inc.	900	39,288
Mitsubishi Chemical Holdings Corp.	18,000	83,055
Mitsubishi Corp.	21,200	375,731
Mitsubishi Electric Corp.	26,000	312,439
Mitsubishi Estate Co., Ltd.	17,000	313,879
Mitsubishi Gas Chemical Co., Inc.	4,000	21,005
Mitsubishi Heavy Industries, Ltd.	46,000	186,193
Mitsubishi Logistics Corp.	1,000	14,082
Mitsubishi Materials Corp.	13,000	31,331
Mitsubishi Motors Corp.	11,800	54,831

See Accompanying Notes to Financial Statements.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Japan – (continued)
Mitsubishi Tanabe Pharma Corp.	2,500	$45,468
Mitsubishi UFJ Financial Group, Inc.	171,200	772,514
Mitsubishi UFJ Lease & Finance Co., Ltd.	6,200	23,981
Mitsui & Co., Ltd.	23,200	278,764
Mitsui Chemicals, Inc.	10,000	36,989
Mitsui Fudosan Co., Ltd.	12,000	277,221
Mitsui OSK Lines, Ltd.	13,000	27,826
Mixi, Inc.	400	16,647
Mizuho Financial Group, Inc.	320,000	463,528
MS&AD Insurance Group Holdings, Inc.	6,500	169,524
Murata Manufacturing Co., Ltd.	2,700	304,701
Nabtesco Corp.	1,600	38,427
Nagoya Railroad Co., Ltd.	15,000	85,072
NEC Corp.	35,000	82,082
Nexon Co., Ltd.	3,100	46,182
NGK Insulators, Ltd.	4,000	81,401
NGK Spark Plug Co., Ltd.	2,100	31,908
NH Foods, Ltd.	3,000	73,965
NHK Spring Co., Ltd.	2,200	17,972
Nidec Corp.	3,400	260,521
Nikon Corp.	5,200	70,870
Nintendo Co., Ltd.	1,600	231,431
Nippon Building Fund, Inc.	18	111,610
Nippon Electric Glass Co., Ltd.	4,000	16,808
Nippon Express Co., Ltd.	14,000	64,397
Nippon Paint Holdings Co., Ltd.	2,100	52,257
Nippon Prologis, Inc. REIT	19	46,722
Nippon Steel & Sumitomo Metal Corp.	11,400	222,152
Nippon Telegraph & Telephone Corp.	9,400	443,712
Nippon Yusen KK	18,000	31,875
Nissan Motor Co., Ltd.	33,700	302,728
Nisshin Seifun Group, Inc.	2,500	40,452
Nissin Foods Holdings Co., Ltd.	700	38,479
Nitori Holdings Co., Ltd.	1,200	146,498
Nitto Denko Corp.	2,200	140,473
NOK Corp.	800	13,694
Nomura Holdings, Inc.	51,700	185,084
Nomura Real Estate Holdings, Inc.	1,500	26,384
Nomura Real Estate Master Fund, Inc.	53	84,334
Nomura Research Institute, Ltd.	2,000	73,833
NSK, Ltd.	5,600	41,261
NTT Data Corp.	1,700	80,816
NTT DOCOMO, Inc.	19,400	526,632
NTT Urban Development Corp.	700	7,575
Obayashi Corp.	8,200	87,879
Obic Co., Ltd.	900	49,868
Odakyu Electric Railway Co., Ltd.	9,000	106,228
Oji Holdings Corp.	10,000	38,643
Olympus Corp.	4,200	157,866
Omron Corp.	2,600	85,424
Ono Pharmaceutical Co., Ltd.	5,700	249,932
Oracle Corp. Japan	400	21,470
Oriental Land Co., Ltd.	2,900	189,009
ORIX Corp.	18,100	235,763
Osaka Gas Co., Ltd.	25,000	96,745
Otsuka Corp.	600	28,241
Otsuka Holdings Co., Ltd.	5,500	255,123
Panasonic Corp.	30,100	260,670
Park24 Co., Ltd.	1,100	38,050
Pola Orbis Holdings, Inc.	300	28,419
Rakuten, Inc.	11,900	130,004
Recruit Holdings Co., Ltd.	4,000	147,098
Resona Holdings, Inc.	29,900	110,001
Ricoh Co., Ltd.	9,300	81,147
Rinnai Corp.	400	35,578
Rohm Co., Ltd.	1,100	43,703
Ryohin Keikaku Co., Ltd.	300	73,590
Sankyo Co., Ltd.	600	22,644
Santen Pharmaceutical Co., Ltd.	4,700	74,357
SBI Holdings, Inc.	2,300	23,054
Secom Co., Ltd.	3,000	223,258
Sega Sammy Holdings, Inc.	3,000	32,523
Seibu Holdings, Inc.	2,000	34,097
Seiko Epson Corp.	3,200	51,639
Sekisui Chemical Co., Ltd.	5,200	64,490
Sekisui House, Ltd.	7,800	137,493
Seven & i Holdings Co., Ltd.	10,200	430,480
Seven Bank, Ltd.	8,100	25,307
Shikoku Electric Power Co., Inc.	2,300	27,424
Shimadzu Corp.	3,000	45,397
Shimamura Co., Ltd.	300	44,930
Shimano, Inc.	1,000	153,903
Shimizu Corp.	8,000	75,445
Shin-Etsu Chemical Co., Ltd.	5,500	324,357
Shinsei Bank, Ltd.	21,000	30,798
Shionogi & Co., Ltd.	4,200	231,108
Shiseido Co., Ltd.	5,200	136,392
Shizuoka Bank, Ltd.	6,000	42,534
Showa Shell Sekiyu KK	2,400	22,548
SMC Corp.	800	198,116
SoftBank Group Corp.	12,900	734,321
Sohgo Security Services Co., Ltd.	900	44,784
Sompo Japan Nipponkoa Holdings, Inc.	5,200	139,294
Sony Corp.	17,100	507,114
Sony Financial Holdings, Inc.	2,100	23,901
Stanley Electric Co., Ltd.	1,700	36,545
Start Today Co., Ltd.	800	42,565
Sumitomo Chemical Co., Ltd.	19,000	78,911
Sumitomo Corp.	17,000	172,486
Sumitomo Dainippon Pharma Co., Ltd.	2,000	34,894
Sumitomo Electric Industries, Ltd.	10,000	133,225
Sumitomo Heavy Industries, Ltd.	9,000	39,796
Sumitomo Metal Mining Co., Ltd.	6,000	61,436
Sumitomo Mitsui Financial Group, Inc.	18,300	531,890
Sumitomo Mitsui Trust Holdings, Inc.	43,000	140,834
Sumitomo Realty & Development Co., Ltd.	5,000	136,479
Sumitomo Rubber Industries, Ltd.	2,300	30,995
Sundrug Co., Ltd.	500	47,256

See Accompanying Notes to Financial Statements.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Japan – (continued)
Suntory Beverage & Food, Ltd.	2,000	$91,098
Suruga Bank, Ltd.	2,200	50,045
Suzuken Co., Ltd.	800	25,347
Suzuki Motor Corp.	4,700	128,104
Sysmex Corp.	2,100	145,554
T&D Holdings, Inc.	7,800	66,674
Taiheiyo Cement Corp.	14,000	33,378
Taisei Corp.	14,000	115,791
Taisho Pharmaceutical Holdings Co., Ltd.	400	42,369
Taiyo Nippon Sanso Corp.	1,600	14,802
Takashimaya Co., Ltd.	3,000	21,629
Takeda Pharmaceutical Co., Ltd.	9,900	429,778
TDK Corp.	1,500	84,517
Teijin, Ltd.	11,000	36,689
Terumo Corp.	4,800	206,189
THK Co., Ltd.	1,500	25,735
Tobu Railway Co., Ltd.	12,000	66,296
Toho Co., Ltd.	1,300	36,236
Toho Gas Co., Ltd.	4,000	32,946
Tohoku Electric Power Co., Inc.	6,300	80,032
Tokio Marine Holdings, Inc.	9,200	308,293
Tokyo Electric Power Co. Holdings, Inc.(a)	20,900	89,095
Tokyo Electron, Ltd.	2,200	187,142
Tokyo Gas Co., Ltd.	29,000	120,522
Tokyo Tatemono Co., Ltd.	2,900	35,006
Tokyu Corp.	14,000	123,724
Tokyu Fudosan Holdings Corp.	5,900	37,050
TonenGeneral Sekiyu KK	3,000	27,508
Toppan Printing Co., Ltd.	6,000	51,932
Toray Industries, Inc.	20,000	171,781
Toshiba Corp.(a)	54,000	148,064
TOTO, Ltd.	2,000	80,444
Toyo Seikan Group Holdings, Ltd.	1,900	36,544
Toyo Suisan Kaisha, Ltd.	1,000	40,830
Toyoda Gosei Co., Ltd.	800	14,341
Toyota Industries Corp.	2,200	88,047
Toyota Motor Corp.	36,500	1,811,234
Toyota Tsusho Corp.	3,400	73,681
Trend Micro, Inc.	1,800	64,799
Tsuruha Holdings, Inc.	500	60,943
Unicharm Corp.	6,000	135,692
United Urban Investment Corp.	46	83,408
USS Co., Ltd.	2,700	44,915
West Japan Railway Co.	2,200	140,339
Yahoo! Japan Corp.	19,100	85,253
Yakult Honsha Co., Ltd.	1,400	73,241
Yamada Denki Co., Ltd.	9,800	52,073
Yamaguchi Financial Group, Inc.	2,000	19,037
Yamaha Corp.	2,600	70,540
Yamaha Motor Co., Ltd.	4,100	62,956
Yamato Holdings Co., Ltd.	4,500	104,004
Yamazaki Baking Co., Ltd.	2,000	56,203
Yaskawa Electric Corp.	3,000	39,427
Yokogawa Electric Corp.	2,800	31,784
Yokohama Rubber Co., Ltd.	900	11,362

		37,366,511

Jordan – 0.0%(d)
Hikma Pharmaceuticals PLC	1,882	62,235

Luxembourg – 0.2%
ArcelorMittal(a)	25,994	118,640
Millicom International Cellular SA SDR	793	48,573
RTL Group SA	446	36,463
SES SA	5,370	115,083
Tenaris SA	5,937	85,901

		404,660

Macau – 0.0%(d)
MGM China Holdings, Ltd.	8,000	10,425
Wynn Macau, Ltd.	22,400	32,577

		43,002

Malaysia – 0.6%
AirAsia Bhd	4,600	2,978
Alliance Financial Group Bhd	9,200	9,210
AMMB Holdings Bhd	30,600	33,771
Astro Malaysia Holdings Bhd	13,200	9,594
Axiata Group Bhd	35,507	49,696
Berjaya Sports Toto Bhd	2,500	1,885
British American Tobacco Malaysia Bhd	2,800	36,602
CIMB Group Holdings Bhd	39,107	42,537
Dialog Group Bhd	31,000	11,867
DiGi.Com Bhd	41,400	49,136
Felda Global Ventures Holdings Bhd	4,700	1,767
Gamuda Bhd	28,816	34,738
Genting Bhd	30,500	62,125
Genting Malaysia Bhd	39,300	43,453
Genting Plantations Bhd	900	2,371
HAP Seng Consolidated Bhd	9,700	18,575
Hartalega Holdings Bhd	2,400	2,578
Hong Leong Bank Bhd	10,232	33,563
Hong Leong Financial Group Bhd	4,800	17,516
IHH Healthcare Bhd	45,900	75,143
IJM Corp. Bhd	41,600	36,032
IOI Corp. Bhd	38,000	40,834
IOI Properties Group Bhd	31,000	18,070
Kuala Lumpur Kepong Bhd	6,500	37,593
Lafarge Malaysia Bhd	3,500	6,798
Malayan Banking Bhd	44,774	90,571
Malaysia Airports Holdings Bhd	7,024	10,684
Maxis Bhd	25,400	37,140
MISC Bhd	16,700	30,902
Petronas Chemicals Group Bhd	32,800	53,779
Petronas Dagangan Bhd	2,100	12,189
Petronas Gas Bhd	9,000	49,263
PPB Group Bhd	7,800	32,045
Public Bank Bhd	38,800	186,956
RHB Capital Bhd	9,259	11,779
SapuraKencana Petroleum Bhd	27,400	10,069
Sime Darby Bhd	41,286	77,785
Telekom Malaysia Bhd	14,103	23,738
Tenaga Nasional Bhd	44,700	156,514
UMW Holdings Bhd	4,900	6,983
Westports Holdings Bhd	8,800	9,186
YTL Corp. Bhd	80,400	33,370

See Accompanying Notes to Financial Statements.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Malaysia – (continued)
YTL Power International Bhd	7,400	$2,588

		1,513,973

Mexico – 0.9%
Alfa SAB de CV Class A	42,800	72,914
America Movil SAB de CV Series L	427,500	260,450
Arca Continental SAB de CV	5,600	39,827
Cemex SAB de CV(a)	197,996	121,378
Coca-Cola Femsa SAB de CV Series L	6,400	52,555
El Puerto de Liverpool SAB de CV Series C1	3,000	31,455
Fibra Uno Administracion SA de CV	32,800	69,247
Fomento Economico Mexicano SAB de CV	25,200	231,207
Fresnillo PLC	2,812	62,183
Gentera SAB de CV	17,100	30,355
Gruma SAB de CV Class B	2,600	37,064
Grupo Aeroportuario del Pacifico SAB de CV Class B	4,500	45,843
Grupo Aeroportuario del Sureste SAB de CV Class B	3,500	55,266
Grupo Bimbo SAB de CV Series A	21,000	65,268
Grupo Carso SAB de CV Series A1	7,100	30,279
Grupo Comercial Chedraui SA de CV	4,300	10,623
Grupo Financiero Banorte SAB de CV Series O	35,400	196,061
Grupo Financiero Inbursa SAB de CV Series O	29,700	50,049
Grupo Financiero Santander Mexico SAB de CV Class B	29,900	53,773
Grupo Lala SAB de CV	5,300	11,580
Grupo Mexico SAB de CV Series B	54,200	125,855
Grupo Televisa SAB Series CPO	31,600	163,282
Industrias Penoles SAB de CV	1,420	33,596
Kimberly-Clark de Mexico SAB de CV Class A	18,100	42,372
Mexichem SAB de CV	11,100	23,188
OHL Mexico SAB de CV(a)	6,700	8,135
Promotora y Operadora de Infraestructura SAB de CV	3,100	37,810
Wal-Mart de Mexico SAB de CV	75,900	180,933

		2,142,548

Netherlands – 2.9%
ABN AMRO Group NV(c)	3,079	50,676
Aegon NV	24,284	96,325
AerCap Holdings NV(a)	2,543	85,419
Akzo Nobel NV	3,464	215,419
Altice NV Class A(a)	4,935	73,766
Altice NV Class B(a)	1,350	20,361
ASML Holding NV	4,988	491,540
Boskalis Westminster	1,051	35,902
Gemalto NV	1,007	61,074
Heineken Holding NV	1,317	106,821
Heineken NV	3,130	287,400
ING Groep NV	53,739	556,579
Koninklijke Ahold NV	11,416	252,367
Koninklijke DSM NV	2,382	137,567
Koninklijke KPN NV	48,039	171,417
Koninklijke Philips NV	13,297	330,605
Koninklijke Vopak NV	822	40,963
NN Group NV	4,326	119,217
NXP Semiconductors NV(a)	4,141	324,406
OCI NV(a)	1,015	13,765
Randstad Holding NV	1,692	67,738
Royal Dutch Shell PLC Class A	58,171	1,604,336
Royal Dutch Shell PLC Class B	51,356	1,424,809
Steinhoff International Holdings NV	39,615	228,546
Wolters Kluwer NV	3,853	156,181

		6,953,199

New Zealand – 0.1%
Auckland International Airport, Ltd.	12,200	56,610
Contact Energy, Ltd.	8,582	31,780
Fletcher Building, Ltd.	9,020	55,343
Meridian Energy, Ltd.	19,410	36,540
Mighty River Power, Ltd.	5,946	12,800
Ryman Healthcare, Ltd.	4,313	28,715
Spark New Zealand, Ltd.	23,403	59,332

		281,120

Norway – 0.4%
DNB ASA	12,498	149,613
Gjensidige Forsikring ASA	2,599	43,306
Marine Harvest ASA	5,012	84,547
Norsk Hydro ASA	16,652	60,966
Orkla ASA	10,734	95,472
Schibsted ASA Class A	782	23,443
Schibsted ASA Class B	923	26,410
Statoil ASA	15,374	265,664
Telenor ASA	9,577	158,543
Yara International ASA	2,364	75,104

		983,068

Peru – 0.1%
Cia de Minas Buenaventura SAA ADR(a)	3,600	43,020
Credicorp, Ltd.	1,000	154,330
Southern Copper Corp.	1,100	29,678

		227,028

Philippines – 0.3%
Aboitiz Equity Ventures, Inc.	28,700	47,655
Aboitiz Power Corp.	12,500	12,270
Alliance Global Group, Inc.	29,200	9,212
Ayala Corp.	2,850	51,571
Ayala Land, Inc.	98,500	81,708
Bank of the Philippine Islands	6,680	13,832
BDO Unibank, Inc.	21,350	51,007
DMCI Holdings, Inc.	33,730	9,076
Energy Development Corp.	79,600	9,395
Globe Telecom, Inc.	280	14,154
GT Capital Holdings, Inc.	1,210	37,198

See Accompanying Notes to Financial Statements.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Philippines – (continued)
International Container Terminal Services, Inc.	4,320	$5,666
JG Summit Holdings, Inc.	33,800	61,748
Jollibee Foods Corp.	6,770	34,915
Megaworld Corp.	95,000	9,452
Metro Pacific Investments Corp.	165,000	24,571
Metropolitan Bank & Trust Co.	14,550	28,023
Philippine Long Distance Telephone Co.	1,360	62,161
Robinsons Land Corp.	31,800	20,016
Security Bank Corp.	5,920	24,219
SM Investments Corp.	2,120	43,828
SM Prime Holdings, Inc.	119,900	70,046
Universal Robina Corp.	11,300	50,118

		771,841

Poland – 0.2%
Alior Bank SA(a)(b)	596	7,900
Alior Bank SA(a)(b)	463	6,123
Bank Handlowy w Warszawie SA	120	2,177
Bank Millennium SA(a)	5,244	6,195
Bank Pekao SA	1,636	56,885
Bank Zachodni WBK SA	357	23,776
CCC SA	294	11,899
Cyfrowy Polsat SA(a)	1,629	9,076
Enea SA	1,909	4,780
Energa SA	1,810	4,357
Eurocash SA	1,382	16,127
Grupa Azoty SA	626	10,899
Grupa Lotos SA(a)	338	2,604
KGHM Polska Miedz SA	2,087	35,077
LPP SA	19	24,277
mBank SA(a)	125	9,793
Orange Polska SA	5,574	7,158
PGE Polska Grupa Energetyczna SA	11,334	34,000
Polski Koncern Naftowy Orlen SA	4,036	70,603
Polskie Gornictwo Naftowe i Gazownictwo SA	27,321	38,790
Powszechna Kasa Oszczednosci Bank Polski SA(a)	13,173	77,761
Powszechny Zaklad Ubezpieczen SA	7,210	52,325
Synthos SA(a)	1,938	1,768
Tauron Polska Energia SA	21,367	15,352

		529,702

Portugal – 0.1%
EDP – Energias de Portugal SA	30,305	92,881
Galp Energia SGPS SA	5,818	81,006
Jeronimo Martins SGPS SA	3,229	50,982

		224,869

Qatar – 0.2%
Barwa Real Estate Co.	826	7,509
Commercial Bank QSC	2,112	21,527
Doha Bank QSC	1,603	15,604
Ezdan Holding Group QSC	11,137	54,970
Industries Qatar QSC	1,994	53,849
Masraf Al Rayan QSC	4,850	45,369
Ooredoo QSC	1,309	31,779
Qatar Electricity & Water Co. QSC	234	13,371
Qatar Gas Transport Co., Ltd.	2,813	17,801
Qatar Insurance Co. SAQ	1,400	28,336
Qatar Islamic Bank SAQ	1,177	31,080
Qatar National Bank SAQ	3,056	117,753
Vodafone Qatar QSC	2,873	8,369

		447,317

Romania – 0.0%(d)
New Europe Property Investments PLC	3,882	44,532

Russia – 0.8%
AK Transneft OAO Preference Shares(a)	24	62,369
Alrosa PAO(a)	33,598	36,229
Gazprom PAO(a)	160,620	352,483
Lukoil PJSC(a)	5,172	217,236
Lukoil PJSC ADR	420	17,579
Magnit PJSC GDR	3,720	124,021
MegaFon PJSC GDR	2,186	22,828
MMC Norilsk Nickel PJSC(a)	810	107,911
Mobile TeleSystems PJSC GDR ADR	6,700	55,476
Moscow Exchange MICEX-RTS PJSC	13,013	22,902
Novatek OJSC GDR	1,188	121,546
PhosAgro OJSC GDR	2,025	29,869
Rosneft PJSC	17,480	90,290
Sberbank of Russia PJSC	148,370	309,573
Severstal PAO	3,720	40,736
Sistema JSFC GDR	2,473	18,622
Surgutneftegas OAO(a)	115,700	59,845
Surgutneftegas OAO Preference Share(a)	107,900	64,864
Tatneft PAO(a)	20,880	106,921
VTB Bank PJSC(a)	78,750,000	84,262

		1,945,562

Singapore – 0.9%
Ascendas REIT	27,375	50,709
CapitaLand Commercial Trust	30,000	33,026
CapitaLand Mall Trust REIT	31,000	49,335
CapitaLand, Ltd.	39,000	89,623
City Developments, Ltd.	5,000	30,411
ComfortDelGro Corp., Ltd.	28,000	57,553
DBS Group Holdings, Ltd.	24,128	284,745
Genting Singapore PLC	79,000	42,892
Global Logistic Properties, Ltd.	41,000	55,401
Golden Agri-Resources, Ltd.	76,000	19,903
Hutchison Port Holdings Trust	76,000	34,775
Jardine Cycle & Carriage, Ltd.	2,111	57,800
Keppel Corp., Ltd.	19,000	78,451
Oversea-Chinese Banking Corp., Ltd.	42,250	274,956
Sembcorp Industries, Ltd.	15,000	31,793
Sembcorp Marine, Ltd.	15,000	17,470
Singapore Airlines, Ltd.	7,000	55,636
Singapore Exchange, Ltd.	13,000	74,118
Singapore Press Holdings, Ltd.	25,000	73,735

See Accompanying Notes to Financial Statements.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Singapore – (continued)
Singapore Technologies Engineering, Ltd.	21,000	$49,476
Singapore Telecommunications, Ltd.	108,000	333,868
StarHub, Ltd.	9,000	25,418
Suntec Real Estate Investment Trust	32,000	42,322
United Overseas Bank, Ltd.	17,000	234,434
UOL Group, Ltd.	7,040	28,722
Wilmar International, Ltd.	26,000	63,348

		2,189,920

South Africa – 1.6%
Anglo American Platinum, Ltd.(a)	458	11,515
AngloGold Ashanti, Ltd.(a)	5,994	108,856
Aspen Pharmacare Holdings, Ltd.	5,123	127,096
Barclays Africa Group, Ltd.	6,813	67,202
Bid Corp., Ltd.(a)	4,979	93,834
Bidvest Group, Ltd.	4,174	39,601
Brait SE(a)	4,342	41,624
Capitec Bank Holdings, Ltd.	832	33,941
Coronation Fund Managers, Ltd.	1,931	8,809
Discovery, Ltd.	4,702	39,501
Exxaro Resources, Ltd.	1,216	5,634
FirstRand, Ltd.	44,631	136,981
Fortress Income Fund, Ltd.	7,127	17,533
Fortress Income Fund, Ltd. Class A	16,870	18,227
Foschini Group, Ltd.	3,294	31,275
Gold Fields, Ltd.	9,752	47,611
Growthpoint Properties, Ltd. REIT	32,569	57,222
Hyprop Investments, Ltd.	4,463	39,513
Impala Platinum Holdings, Ltd.(a)	9,757	31,615
Imperial Holdings, Ltd.	2,948	30,275
Investec PLC	9,746	60,831
Investec, Ltd.	4,815	29,687
Liberty Holdings, Ltd.	972	7,978
Life Healthcare Group Holdings, Ltd.	10,924	27,029
Massmart Holdings, Ltd.	923	7,929
Mediclinic International PLC(b)	2,408	35,400
Mediclinic International PLC(b)	2,421	34,999
MMI Holdings, Ltd.	17,750	27,539
Mondi PLC	5,425	101,993
Mondi, Ltd.	1,837	33,632
Mr. Price Group, Ltd.	4,022	56,830
MTN Group, Ltd.	23,077	225,542
Naspers, Ltd. Class N	6,032	926,276
Nedbank Group, Ltd.	2,279	29,094
Netcare, Ltd.	14,797	31,601
Pick n Pay Stores, Ltd.	3,133	15,341
Pioneer Foods Group, Ltd.	1,601	18,893
PSG Group, Ltd.	765	10,166
Rand Merchant Investment Holdings, Ltd.	10,911	30,771
Redefine Properties, Ltd. REIT	53,748	41,488
Remgro, Ltd.	6,905	120,495
Resilient REIT, Ltd.	3,945	35,546
RMB Holdings, Ltd.	8,415	32,434
Sanlam, Ltd.	21,235	88,223
Sappi, Ltd.(a)	7,339	34,360
Sasol, Ltd.	7,673	208,760
Shoprite Holdings, Ltd.	6,026	68,637
Sibanye Gold, Ltd.	8,207	28,102
SPAR Group, Ltd.	2,749	37,917
Standard Bank Group, Ltd.	17,094	149,723
Telkom SA SOC, Ltd.	2,001	9,080
Tiger Brands, Ltd.	2,330	57,728
Truworths International, Ltd.	5,953	34,839
Tsogo Sun Holdings, Ltd.	1,344	2,447
Vodacom Group, Ltd.	5,815	66,636
Woolworths Holdings, Ltd.	13,285	76,502

		3,792,313

South Korea – 3.2%
Amorepacific Corp.	467	176,054
Amorepacific Corp. Preference Shares	150	32,384
AMOREPACIFIC Group	318	46,664
BGF retail Co., Ltd.	110	20,481
BNK Financial Group, Inc.	3,127	22,037
Celltrion, Inc.(a)	1,148	96,508
Cheil Worldwide, Inc.	680	10,037
CJ CheilJedang Corp.	99	33,530
CJ Corp.	178	31,427
CJ E&M Corp.	257	15,548
CJ Korea Express Corp.(a)	100	18,908
Coway Co., Ltd.	860	78,305
Daelim Industrial Co., Ltd.	436	29,085
Daewoo Engineering & Construction Co., Ltd.(a)	380	1,866
DGB Financial Group, Inc.	2,699	20,438
Dongbu Insurance Co., Ltd.	630	37,920
Dongsuh Cos., Inc.	874	25,426
Doosan Heavy Industries & Construction Co., Ltd.	457	8,482
E-MART, Inc.	307	46,327
GS Engineering & Construction Corp.(a)	422	10,300
GS Holdings Corp.	759	31,520
GS Retail Co., Ltd.	360	17,118
Hana Financial Group, Inc.	4,570	92,912
Hankook Tire Co., Ltd.	980	43,601
Hanmi Pharm Co., Ltd.	70	43,323
Hanmi Science Co., Ltd.	172	23,125
Hanon Systems	1,580	14,460
Hanssem Co., Ltd.	80	11,142
Hanwha Chemical Corp.	1,630	34,058
Hanwha Corp.	620	19,261
Hanwha Life Insurance Co., Ltd.	1,840	9,272
Hotel Shilla Co., Ltd.	540	32,039
Hyosung Corp.	338	36,995
Hyundai Department Store Co., Ltd.	192	21,600
Hyundai Development Co-Engineering & Construction	880	30,529
Hyundai Engineering & Construction Co., Ltd.	1,336	39,087
Hyundai Glovis Co., Ltd.	260	38,947
Hyundai Heavy Industries Co., Ltd.(a)	588	54,440

See Accompanying Notes to Financial Statements.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (continued)
South Korea – (continued)
Hyundai Marine & Fire Insurance Co., Ltd.	530	$13,515
Hyundai Mobis Co., Ltd.	965	212,303
Hyundai Motor Co.(a)	1,876	221,915
Hyundai Motor Co. Preference Shares(b)	428	35,947
Hyundai Motor Co. Preference Shares(b)	377	31,063
Hyundai Steel Co.	981	39,472
Hyundai Wia Corp.	139	10,836
Industrial Bank of Korea	4,680	45,599
Kakao Corp.	368	29,945
Kangwon Land, Inc.	1,420	51,525
KB Financial Group, Inc.	5,021	142,777
KCC Corp.	90	29,935
KEPCO Plant Service & Engineering Co., Ltd.	180	10,177
Kia Motors Corp.	3,429	129,203
Korea Aerospace Industries, Ltd.	710	45,520
Korea Electric Power Corp.	3,710	194,745
Korea Gas Corp.	340	11,821
Korea Investment Holdings Co., Ltd.	790	29,125
Korea Zinc Co., Ltd.	104	46,119
Korean Air Lines Co., Ltd.(a)	303	6,854
KT Corp.	110	2,841
KT&G Corp.	1,664	197,076
Kumho Petrochemical Co., Ltd.	118	6,165
LG Chem, Ltd.	591	134,966
LG Chem, Ltd. Preference Shares	93	15,524
LG Corp.	1,117	62,118
LG Display Co., Ltd.	3,570	82,658
LG Electronics, Inc.	1,608	75,731
LG Household & Health Care, Ltd.	122	119,140
LG Household & Health Care, Ltd. Preference Shares	50	28,792
LG Innotek Co., Ltd.	115	7,930
LG Uplus Corp.	3,380	32,102
Lotte Chemical Corp.	187	46,542
Lotte Chilsung Beverage Co., Ltd.	9	13,991
Lotte Confectionery Co., Ltd.	60	10,184
Lotte Shopping Co., Ltd.	183	32,369
Mirae Asset Daewoo Co., Ltd.	1,530	10,463
Mirae Asset Securities Co., Ltd.	780	15,769
NAVER Corp.	395	244,709
NCSoft Corp.	203	41,800
NH Investment & Securities Co., Ltd.	1,200	9,629
OCI Co., Ltd.(a)	142	11,257
Orion Corp.	47	38,579
Ottogi Corp.	17	12,202
Paradise Co., Ltd.	575	7,621
POSCO	1,012	179,276
Posco Daewoo Corp.	570	12,521
S-1 Corp.	162	15,189
S-Oil Corp.	558	36,978
Samsung C&T Corp.	981	105,613
Samsung Card Co., Ltd.	501	18,155
Samsung Electro-Mechanics Co., Ltd.	686	30,058
Samsung Electronics Co., Ltd.	1,390	1,731,038
Samsung Electronics Co., Ltd. Preference Shares	240	247,581
Samsung Fire & Marine Insurance Co., Ltd.	461	105,882
Samsung Heavy Industries Co., Ltd.(a)	1,240	9,981
Samsung Life Insurance Co., Ltd.	1,046	91,536
Samsung SDI Co., Ltd.	767	72,619
Samsung SDS Co., Ltd.	560	70,136
Samsung Securities Co., Ltd.	1,028	31,899
Shinhan Financial Group Co., Ltd.	6,140	201,816
Shinsegae Co., Ltd.	84	14,294
SK Holdings Co., Ltd.	599	105,873
SK Hynix, Inc.	8,250	234,770
SK Innovation Co., Ltd.	970	119,518
SK Networks Co., Ltd.	410	2,127
SK Telecom Co., Ltd.	262	49,221
Woori Bank	3,960	32,925
Yuhan Corp.	127	33,938

		7,506,654

Spain – 2.0%
Abertis Infraestructuras SA	7,191	106,387
ACS Actividades de Construccion y Servicios SA	2,608	71,613
Aena SA(c)	874	115,974
Amadeus IT Holding SA Class A	5,980	263,756
Banco Bilbao Vizcaya Argentaria SA	86,645	496,965
Banco de Sabadell SA	69,486	92,116
Banco Popular Espanol SA	51,497	66,996
Banco Santander SA	196,450	763,182
Bankia SA	72,991	53,193
Bankinter SA	10,270	66,366
CaixaBank SA	34,869	76,933
Distribuidora Internacional de Alimentacion SA	10,167	59,408
Enagas SA	2,846	87,040
Endesa SA	4,290	86,174
Ferrovial SA	6,242	122,334
Gas Natural SDG SA	4,619	91,914
Grifols SA	3,940	89,599
Iberdrola SA	73,373	501,060
Industria de Diseno Textil SA	14,604	491,136
Mapfre SA	12,616	27,737
Red Electrica Corp. SA	1,431	128,003
Repsol SA	14,168	181,814
Telefonica SA	59,922	569,503
Zardoya Otis SA	2,108	19,928

		4,629,131

Sweden – 1.9%
Alfa Laval AB	4,542	71,484
Assa Abloy AB Class B	13,630	280,011
Atlas Copco AB Class A	9,325	241,847
Atlas Copco AB Class B	5,563	131,669
Boliden AB	4,212	82,203

See Accompanying Notes to Financial Statements.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (continued)
Sweden – (continued)
Electrolux AB Series B	3,248	$88,431
Getinge AB Class B	3,178	65,520
Hennes & Mauritz AB Class B	12,722	373,761
Hexagon AB Class B	3,654	133,532
Husqvarna AB Class B	5,212	38,756
ICA Gruppen AB	919	30,757
Industrivarden AB Class C	2,055	33,386
Investor AB Class B	6,349	212,998
Kinnevik AB Class B	3,118	74,429
Lundin Petroleum AB(a)	2,533	46,094
Nordea Bank AB	40,845	346,023
Sandvik AB	13,848	138,449
Securitas AB Class B	4,803	74,043
Skandinaviska Enskilda Banken AB Class A	19,659	171,491
Skanska AB Class B	4,964	103,794
SKF AB Class B	5,253	84,049
Svenska Cellulosa AB SCA Class B	8,270	265,344
Svenska Handelsbanken AB Class A	20,406	247,388
Swedbank AB Class A	12,351	259,042
Swedish Match AB	2,636	91,861
Tele2 AB Class B	3,704	32,473
Telefonaktiebolaget LM Ericsson Class B	41,149	315,682
Telia Co. AB	37,806	178,776
Volvo AB Class B	21,128	209,595

		4,422,888

Switzerland – 6.6%
ABB, Ltd.	26,766	531,006
Actelion, Ltd.	1,428	241,039
Adecco Group AG	2,156	109,001
Aryzta AG	992	36,747
Baloise Holding AG	675	75,359
Barry Callebaut AG	28	34,556
Chocoladefabriken Lindt & Spruengli AG(b)	13	77,717
Chocoladefabriken Lindt & Spruengli AG(b)	2	143,264
Cie Financiere Richemont SA	6,990	410,123
Coca-Cola HBC AG	2,245	45,616
Credit Suisse Group AG	26,331	281,151
Dufry AG(a)	613	73,490
EMS-Chemie Holding AG	94	48,648
Galenica AG	48	64,861
Geberit AG	533	202,357
Givaudan SA	126	254,303
Glencore PLC	164,580	340,633
Julius Baer Group, Ltd.	2,957	119,295
Kuehne + Nagel International AG	795	111,650
LafargeHolcim, Ltd.(b)	5,317	222,975
LafargeHolcim, Ltd.(b)	852	35,010
Lonza Group AG	711	118,384
Nestle SA	43,502	3,378,419
Novartis AG	31,080	2,571,353
Pargesa Holding SA	405	26,841
Partners Group Holding AG	218	93,648
Roche Holding AG	9,597	2,538,433
Schindler Holding AG(b)	577	104,711
Schindler Holding AG(b)	236	43,050
SGS SA	71	163,027
Sika AG	31	130,292
Sonova Holding AG	702	93,393
STMicroelectronics NV	10,372	60,621
Swatch Group AG(b)	402	117,259
Swatch Group AG(b)	572	32,834
Swiss Life Holding AG	463	107,251
Swiss Prime Site AG	920	83,483
Swiss Re AG	4,668	408,668
Swisscom AG	375	186,742
Syngenta AG	1,243	478,250
UBS Group AG	50,604	658,167
Wolseley PLC	3,281	170,610
Zurich Insurance Group AG	2,015	499,653

		15,523,890

Taiwan – 2.5%
Acer, Inc.(a)	24,000	11,337
Advanced Semiconductor Engineering, Inc.	83,000	94,429
Advantech Co., Ltd.	3,000	22,876
Asia Cement Corp.	34,000	29,556
Asia Pacific Telecom Co., Ltd.(a)	7,000	2,337
Asustek Computer, Inc.	9,000	74,492
AU Optronics Corp.	129,000	44,658
Catcher Technology Co., Ltd.	10,000	74,562
Cathay Financial Holding Co., Ltd.	110,000	120,568
Chailease Holding Co., Ltd.	16,480	26,869
Chang Hwa Commercial Bank, Ltd.	70,400	36,759
Cheng Shin Rubber Industry Co., Ltd.	22,000	46,385
Chicony Electronics Co., Ltd.	4,010	9,075
China Airlines, Ltd.(a)	23,000	6,923
China Development Financial Holding Corp.	201,000	48,752
China Life Insurance Co., Ltd.	49,400	38,457
China Steel Corp.	154,000	100,343
Chunghwa Telecom Co., Ltd.	49,000	177,217
Compal Electronics, Inc.	54,000	34,161
CTBC Financial Holding Co., Ltd.	242,342	127,463
Delta Electronics, Inc.	25,630	125,057
E.Sun Financial Holding Co., Ltd.	94,608	56,046
Eclat Textile Co., Ltd.	2,022	19,609
Eva Airways Corp.(a)	16,000	7,305
Evergreen Marine Corp. Taiwan, Ltd.	23,170	8,628
Far Eastern New Century Corp.	43,620	32,643
Far EasTone Telecommunications Co., Ltd.	20,000	48,428
Feng TAY Enterprise Co., Ltd.	2,030	8,440
First Financial Holding Co., Ltd.	129,313	67,999
Formosa Chemicals & Fibre Corp.	42,000	106,038
Formosa Petrochemical Corp.	15,000	40,898
Formosa Plastics Corp.	59,000	143,082
Formosa Taffeta Co., Ltd.	3,000	2,905
Foxconn Technology Co., Ltd.	14,040	33,165

See Accompanying Notes to Financial Statements.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Taiwan – (continued)
Fubon Financial Holding Co., Ltd.	99,000	$116,724
Giant Manufacturing Co., Ltd.	4,000	24,952
Hermes Microvision, Inc.	1,000	41,464
Highwealth Construction Corp.	6,900	11,415
Hiwin Technologies Corp.	2,030	9,441
Hon Hai Precision Industry Co., Ltd.	192,500	495,935
Hotai Motor Co., Ltd.	3,000	29,567
HTC Corp.	13,000	42,085
Hua Nan Financial Holdings Co., Ltd.	86,860	45,136
Innolux Corp.	107,000	36,154
Inotera Memories, Inc.(a)	36,000	28,193
Inventec Corp.	50,000	35,750
Largan Precision Co., Ltd.	1,000	92,483
Lite-On Technology Corp.	30,045	41,381
MediaTek, Inc.	19,000	145,189
Mega Financial Holding Co., Ltd.	142,601	107,859
Merida Industry Co., Ltd.	2,000	8,468
Nan Ya Plastics Corp.	68,000	129,542
Nanya Technology Corp.	18,000	21,985
Nien Made Enterprise Co., Ltd.(a)	3,000	27,370
Novatek Microelectronics Corp.	7,000	26,235
OBI Pharma, Inc.(a)	1,000	15,915
Pegatron Corp.	31,000	65,842
Phison Electronics Corp.	2,000	17,335
Pou Chen Corp.	28,000	37,688
Powertech Technology, Inc.	9,000	20,095
President Chain Store Corp.	9,000	70,320
Quanta Computer, Inc.	35,000	66,695
Realtek Semiconductor Corp.	4,000	12,475
Ruentex Development Co., Ltd.	8,280	9,685
Ruentex Industries, Ltd.	5,000	7,548
Shin Kong Financial Holding Co., Ltd.	69,551	13,691
Siliconware Precision Industries Co., Ltd.	25,135	38,330
Simplo Technology Co., Ltd.	2,000	7,039
SinoPac Financial Holdings Co., Ltd.	101,563	30,141
Standard Foods Corp.	4,000	9,844
Synnex Technology International Corp.	11,000	11,934
TaiMed Biologics, Inc.(a)	4,000	26,963
Taishin Financial Holding Co., Ltd.	89,000	34,409
Taiwan Business Bank(a)	61,066	15,550
Taiwan Cement Corp.	41,000	41,008
Taiwan Cooperative Financial Holding Co., Ltd.	102,350	45,236
Taiwan Fertilizer Co., Ltd.	7,000	9,345
Taiwan Mobile Co., Ltd.	23,000	80,391
Taiwan Semiconductor Manufacturing Co., Ltd.	337,000	1,698,378
Teco Electric and Machinery Co., Ltd.	16,000	13,530
Transcend Information, Inc.	1,000	3,041
Uni-President Enterprises Corp.	62,880	124,191
United Microelectronics Corp.	168,000	65,886
Vanguard International Semiconductor Corp.	7,000	11,571
Wistron Corp.	20,338	14,227
WPG Holdings, Ltd.	12,000	14,015
Yuanta Financial Holding Co., Ltd.	113,022	36,700
Yulon Motor Co., Ltd.	7,000	5,975
Zhen Ding Technology Holding, Ltd.	3,000	5,429

		6,025,212

Thailand – 0.6%
Advanced Info Service PCL	16,100	72,390
Airports of Thailand PCL	6,600	73,250
Bangkok Bank PCL NVDR	5,100	23,088
Bangkok Dusit Medical Services PCL	39,500	26,865
Bangkok Expressway & Metro PCL	94,400	18,536
BEC World PCL	4,700	3,049
BTS Group Holdings PCL	118,600	32,401
Bumrungrad Hospital PCL	4,400	22,851
Central Pattana PCL	16,500	28,056
Charoen Pokphand Foods PCL	36,400	29,781
CP ALL PCL	66,000	94,380
Delta Electronics Thailand PCL	5,400	10,488
Energy Absolute PCL	14,513	8,797
Glow Energy PCL	11,100	27,087
Home Product Center PCL	68,100	19,186
Indorama Ventures PCL	32,500	26,821
IRPC PCL	207,000	28,040
Kasikornbank PCL	17,700	87,175
Kasikornbank PCL NVDR	8,600	41,761
Krung Thai Bank PCL	67,900	31,496
Minor International PCL	33,550	38,429
PTT Exploration & Production PCL	15,700	37,418
PTT Global Chemical PCL	33,300	56,147
PTT PCL	14,300	127,373
Robinson Department Store PCL NVDR	12,700	24,578
Siam Cement PCL	10,800	146,683
Siam Commercial Bank PCL	23,300	92,166
Thai Oil PCL	16,600	28,344
Thai Union Group PCL	43,700	27,359
TMB Bank PCL	63,300	3,891
True Corp. PCL	216,512	44,362

		1,332,248

Turkey – 0.3%
Akbank TAS	27,021	77,468
Anadolu Efes Biracilik Ve Malt Sanayii A/S	1,760	11,904
Arcelik A/S	4,778	31,469
BIM Birlesik Magazalar A/S	2,719	53,042
Coca-Cola Icecek A/S	648	7,918
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	30,919	30,803
Eregli Demir ve Celik Fabrikalari TAS	21,527	30,461
Ford Otomotiv Sanayi A/S	1,307	13,915
Haci Omer Sabanci Holding A/S	10,418	34,200

See Accompanying Notes to Financial Statements.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Turkey – (continued)
KOC Holding A/S	8,524	$38,994
Petkim Petrokimya Holding A/S	11,722	15,668
TAV Havalimanlari Holding A/S	1,388	5,963
Tofas Turk Otomobil Fabrikasi A/S	2,262	18,605
Tupras Turkiye Petrol Rafinerileri A/S	1,643	36,485
Turk Hava Yollari AO(a)	4,688	9,342
Turk Telekomunikasyon A/S	4,204	8,864
Turkcell Iletisim Hizmetleri A/S(a)	11,442	42,079
Turkiye Garanti Bankasi A/S	30,541	80,696
Turkiye Halk Bankasi A/S	6,970	20,750
Turkiye Is Bankasi	18,381	29,208
Turkiye Sise ve Cam Fabrikalari A/S	5,732	7,089
Turkiye Vakiflar Bankasi TAO Class D	6,370	10,006
Ulker Biskuvi Sanayi A/S	1,307	9,554
Yapi ve Kredi Bankasi A/S(a)	7,385	10,242

		634,725

United Arab Emirates – 0.2%
Abu Dhabi Commercial Bank PJSC	31,787	52,562
Aldar Properties PJSC	47,482	35,007
Arabtec Holding PJSC(a)	19,209	7,173
DP World, Ltd.	2,228	37,033
Dubai Financial Market PJSC	30,999	10,707
Dubai Islamic Bank PJSC	10,495	14,666
Emaar Malls Group PJSC	24,972	19,230
Emaar Properties PJSC	44,332	75,401
Emirates Telecommunications Group Co. PJSC	25,764	132,920
First Gulf Bank PJSC	12,276	42,201
National Bank of Abu Dhabi PJSC	5,752	15,161

		442,061

United Kingdom – 11.7%
3i Group PLC	13,070	96,296
Aberdeen Asset Management PLC	10,376	39,092
Admiral Group PLC	3,169	86,525
Aggreko PLC	3,140	53,927
Anglo American PLC	18,172	178,869
ARM Holdings PLC	19,175	292,477
Ashtead Group PLC	7,440	106,715
Associated British Foods PLC	4,975	182,037
AstraZeneca PLC	17,044	1,023,198
Auto Trader Group PLC(c)	15,317	72,710
Aviva PLC	54,636	289,203
Babcock International Group PLC	2,882	34,989
BAE Systems PLC	42,960	301,998
Barclays PLC	223,970	418,295
Barratt Developments PLC	13,575	74,074
Berkeley Group Holdings PLC	1,803	61,137
BP PLC	250,418	1,471,937
British American Tobacco PLC	25,530	1,661,985
British Land Co. PLC REIT	12,775	104,156
BT Group PLC	117,231	647,058
Bunzl PLC	4,419	136,533
Burberry Group PLC	6,454	100,813
Capita PLC	8,690	112,442
Centrica PLC	78,214	237,504
CNH Industrial NV	12,836	93,208
Cobham PLC	19,176	40,569
Coca-Cola European Partners PLC(a)	3,169	113,680
Compass Group PLC	22,118	422,558
Croda International PLC	1,795	75,665
DCC PLC	1,160	102,505
Diageo PLC	34,235	960,365
Direct Line Insurance Group PLC	20,263	94,070
Dixons Carphone PLC	13,310	57,366
easyJet PLC	1,793	26,164
Fiat Chrysler Automobiles NV	11,033	67,987
G4S PLC	24,567	60,449
GKN PLC	25,643	93,098
GlaxoSmithKline PLC	66,764	1,439,734
Hammerson PLC	10,552	76,318
Hargreaves Lansdown PLC	3,685	61,726
HSBC Holdings PLC	266,272	1,656,580
ICAP PLC	6,255	35,342
IMI PLC	3,112	40,497
Imperial Brands PLC	13,253	721,743
Inmarsat PLC	5,413	58,578
InterContinental Hotels Group PLC	2,803	103,806
International Consolidated Airlines Group SA	10,954	54,295
Intertek Group PLC	2,156	100,874
Intu Properties PLC	14,976	58,466
ITV PLC	48,720	117,302
J Sainsbury PLC	20,228	63,277
Johnson Matthey PLC	2,828	106,513
Kingfisher PLC	29,733	128,238
Land Securities Group PLC REIT	10,073	140,755
Legal & General Group PLC	81,152	208,623
Lloyds Banking Group PLC	860,836	626,094
London Stock Exchange Group PLC	3,997	136,378
Marks & Spencer Group PLC	21,499	92,454
Meggitt PLC	12,235	66,780
Merlin Entertainments PLC(c)	8,935	52,837
National Grid PLC	49,710	734,049
Next PLC	1,888	125,271
Old Mutual PLC	71,450	193,825
Pearson PLC	10,850	141,726
Persimmon PLC	4,389	85,465
Petrofac, Ltd.	3,203	33,433
Provident Financial PLC	1,783	55,206
Prudential PLC	35,668	607,770
Randgold Resources, Ltd.	1,213	136,687
Reckitt Benckiser Group PLC	8,762	882,243
RELX NV	13,777	238,608
RELX PLC	15,161	280,345
Rio Tinto PLC	16,548	516,232
Rio Tinto, Ltd.	6,102	210,732
Rolls-Royce Holdings PLC	25,198	241,517
Royal Bank of Scotland Group PLC(a)	45,106	102,643
Royal Mail PLC	13,463	90,829
RSA Insurance Group PLC	13,644	91,828

See Accompanying Notes to Financial Statements.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (continued)
United Kingdom – (continued)
SABMiller PLC	13,250	$775,949
Sage Group PLC	14,276	123,910
Schroders PLC	1,927	61,148
Segro PLC	11,645	64,815
Severn Trent PLC	3,448	112,975
Sky PLC	14,456	164,955
Smith & Nephew PLC	12,503	213,201
Smiths Group PLC	5,365	83,252
SSE PLC	13,651	285,305
St James’s Place PLC	7,029	74,435
Standard Chartered PLC	44,172	336,529
Standard Life PLC	26,047	103,193
Tate & Lyle PLC	7,399	66,430
Taylor Wimpey PLC	46,643	83,094
Tesco PLC(a)	110,816	261,347
Travis Perkins PLC	3,303	65,440
Unilever NV	22,139	1,030,789
Unilever PLC	17,695	851,394
United Utilities Group PLC	9,027	125,639
Vodafone Group PLC	364,862	1,117,050
Weir Group PLC	2,493	48,349
Whitbread PLC	2,390	112,292
William Hill PLC	14,162	48,985
Wm Morrison Supermarkets PLC	32,968	83,108
Worldpay Group PLC(a)(c)	18,847	68,883
WPP PLC	17,398	364,110

		27,633,850

United States – 0.6%
Ball Corp.	102	7,377
Carnival PLC	2,471	110,070
Mobileye NV(a)	2,298	106,030
QIAGEN NV(a)	3,386	73,868
Shire PLC	12,135	753,100
Taro Pharmaceutical Industries, Ltd.(a)	281	40,913
Thomson Reuters Corp.	5,000	201,240
Valeant Pharmaceuticals International, Inc.(a)	4,200	84,246

		1,376,844

TOTAL COMMON STOCKS (Cost $243,838,072)		226,898,939

RIGHTS – 0.0%(d)
Chile – 0.0%(d)
Empresa Nacional de Telecomunicaciones SA (expiring 7/22/16)(a)	275	266

Hong Kong – 0.0%(d)
Noble Group, Ltd. (expiring 7/20/16)(a)	38,000	2,541

Spain – 0.0%(d)
ACS Actividades de Construccion y Servicios SA (expiring 7/18/16)(a)	2,608	1,834
Repsol SA (expiring 7/8/16)(a)	14,168	4,612

		6,446

TOTAL RIGHTS (Cost $12,857)		9,253

SHORT-TERM INVESTMENT – 2.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.25%(f)(g) (Cost $5,417,303)	5,417,303	5,417,303

TOTAL INVESTMENTS – 98.7% (Cost $249,268,232)		232,325,495
Other Assets in Excess of Liabilities – 1.3%		2,988,282

NET ASSETS – 100.0%		$235,313,777

(a)	Non-income producing security.

(b)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.

(c)

Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.4% of net assets as of June 30, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(d)	Amount is less than 0.05% of net assets.

(e)

Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2016, total aggregate fair value of security is $0, representing 0.0% of the Portfolio’s net assets.

(f)	The rate shown is the annualized seven-day yield at June 30, 2016.

(g)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the six months ended June 30, 2016 are shown in the Affiliate Table below.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

See Accompanying Notes to Financial Statements.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

At June 30, 2016, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation
Mini MSCI EAFE (long)	09/16/2016	37	$2,988,120	$38,026
Mini MSCI Emerging Markets (long)	09/16/2016	63	2,629,305	87,566

Total unrealized appreciation on open futures contracts purchased				$125,592

During the period ended June 30, 2016, average notional value related to futures contracts was $5,083,361 or 2% of net assets.

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs		Total
Assets:
Investments:
Common Stocks
Australia	$–	$11,698,302	$–		$11,698,302
Austria	–	260,619	–		260,619
Belgium	–	2,410,534	–		2,410,534
Brazil	3,709,568	–	–		3,709,568
Canada	15,213,033	–	–		15,213,033
Chile	591,788	31,904	–		623,692
China	2,675,899	10,274,013	–		12,949,912
Colombia	274,456	–	–		274,456
Czech Republic	2,021	67,508	–		69,529
Denmark	–	3,215,689	–		3,215,689
Egypt	12,695	63,161	–		75,856
Finland	–	1,618,500	–		1,618,500
France	57,106	14,947,288	–		15,004,394
Germany	–	13,861,978	–		13,861,978
Greece	10,350	151,339	–		161,689
Hong Kong	86,784	5,388,963	0	(a)	5,475,747
Hungary	–	145,808	–		145,808
India	511,427	3,745,250	–		4,256,677
Indonesia	–	1,383,525	–		1,383,525
Ireland	27,816	1,061,680	–		1,089,496
Israel	136,970	976,267	–		1,113,237
Italy	–	2,835,795	–		2,835,795
Japan	62,197	37,304,314	–		37,366,511
Jordan	–	62,235	–		62,235
Luxembourg	–	404,660	–		404,660
Macau	–	43,002	–		43,002
Malaysia	305,812	1,208,161	–		1,513,973
Mexico	2,080,365	62,183	–		2,142,548
Netherlands	409,825	6,543,374	–		6,953,199
New Zealand	–	281,120	–		281,120
Norway	–	983,068	–		983,068
Peru	227,028	–	–		227,028
Philippines	–	771,841	–		771,841
Poland	12,318	517,384	–		529,702
Portugal	–	224,869	–		224,869
Qatar	60,115	387,202	–		447,317
Romania	44,532	–	–		44,532
Russia	1,659,588	285,974	–		1,945,562
Singapore	–	2,189,920	–		2,189,920
South Africa	165,383	3,626,930	–		3,792,313
South Korea	25,373	7,481,281	–		7,506,654
Spain	–	4,629,131	–		4,629,131
Sweden	–	4,422,888	–		4,422,888
Switzerland	–	15,523,890	–		15,523,890
Taiwan	21,985	6,003,227	–		6,025,212
Thailand	–	1,332,248	–		1,332,248
Turkey	11,904	622,821	–		634,725

See Accompanying Notes to Financial Statements.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
United Arab Emirates	$132,920	$309,141	$–	$442,061
United Kingdom	1,144,469	26,489,381	–	27,633,850
United States	439,806	937,038	–	1,376,844
Rights
Chile	266	–	–	266
Hong Kong	–	2,541	–	2,541
Spain	6,446	–	–	6,446
Short-Term Investment	5,417,303	–	–	5,417,303

Total Investments	$35,537,548	$196,787,947	$0	$232,325,495

Other Financial Instruments:
Futures Contracts(b)	125,592	–	–	125,592

Total investments and Other Financial Instruments	$35,663,140	$196,787,947	$0	$232,451,087

(a)	Fund held a Level 3 security that was valued at $0 at June 30, 2016.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of Shares Held at 12/31/15	Value at 12/31/15	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/16	Value at 6/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional U.S. Government Money Market Fund Premier Class	2,440,800	$2,440,800	103,279,408	100,302,905	5,417,303	$5,417,303	$5,686	$–

See Accompanying Notes to Financial Statements.

State Street Small/Mid Cap Equity Index Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	June 30, 2016
Common Stocks	97.4%
Short-Term Investment	2.8
Rights	0.0 **
Liabilities in Excess of Other Assets	(0.2)
Total	100.0%

**	Less than 0.05% of net assets.

Top Five Sectors (excluding short-term investment)*	June 30, 2016
Real Estate Investment Trusts (REITs)	11.0%
Banks	5.8
Software	4.5
Insurance	4.0
Media	3.8
Total	29.1%

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See Accompanying Notes to Financial Statements.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments

June 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – 97.4%
Aerospace & Defense – 1.5%
AAR Corp.	360	$8,402
Aerojet Rocketdyne Holdings, Inc.(a)	600	10,968
Aerovironment, Inc.(a)	200	5,560
American Science & Engineering, Inc.	39	1,459
Astronics Corp.(a)	226	7,517
B/E Aerospace, Inc.	1,001	46,221
BWX Technologies, Inc.	895	32,014
Cubic Corp.	300	12,048
Curtiss-Wright Corp.	434	36,564
DigitalGlobe, Inc.(a)	600	12,834
Ducommun, Inc.(a)	100	1,978
Engility Holdings, Inc.(a)	200	4,224
Esterline Technologies Corp.(a)	300	18,612
HEICO Corp.	181	12,093
HEICO Corp. Class A	384	20,602
Hexcel Corp.	947	39,433
Huntington Ingalls Industries, Inc.	463	77,798
KEYW Holding Corp.(a)	200	1,988
KLX, Inc.(a)	543	16,833
Kratos Defense & Security Solutions, Inc.(a)	300	1,230
Mercury Systems, Inc.(a)	400	9,944
Moog, Inc. Class A(a)	351	18,926
National Presto Industries, Inc.	51	4,812
Orbital ATK, Inc.	578	49,211
Sparton Corp.(a)	100	2,177
Spirit AeroSystems Holdings, Inc. Class A(a)	1,265	54,395
TASER International, Inc.(a)	492	12,241
Teledyne Technologies, Inc.(a)	330	32,686
Triumph Group, Inc.	445	15,798
Vectrus, Inc.(a)	100	2,849

		571,417

Air Freight & Logistics – 0.2%
Air Transport Services Group, Inc.(a)	500	6,480
Atlas Air Worldwide Holdings, Inc.(a)	282	11,681
Echo Global Logistics, Inc.(a)	300	6,726
Forward Air Corp.	300	13,359
Hub Group, Inc. Class A(a)	317	12,163
Park-Ohio Holdings Corp.	146	4,129
Radiant Logistics, Inc.(a)	200	600
XPO Logistics, Inc.(a)	1,000	26,260

		81,398

Airlines – 0.4%
Allegiant Travel Co.	122	18,483
Copa Holdings SA Class A	309	16,148
Hawaiian Holdings, Inc.(a)	545	20,688
JetBlue Airways Corp.(a)	3,136	51,932
SkyWest, Inc.	500	13,230
Spirit Airlines, Inc.(a)	758	34,012
Virgin America, Inc.(a)	235	13,209

		167,702

Auto Components – 0.8%
American Axle & Manufacturing Holdings, Inc.(a)	700	10,136
Cooper Tire & Rubber Co.	600	17,892
Cooper-Standard Holding, Inc.(a)	129	10,190
Dana Holding Corp.	1,494	15,777
Dorman Products, Inc.(a)	254	14,529
Drew Industries, Inc.	239	20,277
Federal-Mogul Holdings Corp.(a)	200	1,662
Fox Factory Holding Corp.(a)	200	3,474
Gentex Corp.	2,766	42,735
Gentherm, Inc.(a)	354	12,124
Horizon Global Corp.(a)	174	1,975
Lear Corp.	721	73,369
Metaldyne Performance Group, Inc.	100	1,375
Modine Manufacturing Co.(a)	383	3,370
Motorcar Parts of America, Inc.(a)	200	5,436
Spartan Motors, Inc.	300	1,878
Standard Motor Products, Inc.	208	8,274
Stoneridge, Inc.(a)	282	4,213
Strattec Security Corp.	19	775
Superior Industries International, Inc.	188	5,035
Tenneco, Inc.(a)	535	24,936
Tower International, Inc.	161	3,313
Visteon Corp.	378	24,876

		307,621

Automobiles – 0.7%
Tesla Motors, Inc.(a)	1,146	243,273
Thor Industries, Inc.	470	30,428
Winnebago Industries, Inc.	300	6,876

		280,577

Banks – 5.8%
1st Source Corp.	200	6,478
Access National Corp.	100	1,951
ACNB Corp.	100	2,511
Allegiance Bancshares, Inc.(a)	100	2,488
American National Bankshares, Inc.	100	2,518
Ameris Bancorp	300	8,910
Ames National Corp.	100	2,682
Arrow Financial Corp.	102	3,090
Associated Banc-Corp	1,500	25,725
Atlantic Capital Bancshares, Inc.(a)	200	2,892
Avenue Financial Holdings, Inc.(a)	100	1,965
Banc of California, Inc.	500	9,050
BancFirst Corp.	76	4,584
Banco Latinoamericano de Comercio Exterior SA	300	7,950
Bancorp, Inc.(a)	200	1,204
BancorpSouth, Inc.	970	22,009
Bank of Hawaii Corp.	421	28,965
Bank of Marin Bancorp	72	3,483
Bank of the Ozarks, Inc.	804	30,166
BankUnited, Inc.	972	29,860
Banner Corp.	300	12,762
Bar Harbor Bankshares	39	1,369
BBCN Bancorp, Inc.	700	10,444
Berkshire Hills Bancorp, Inc.	300	8,076
Blue Hills Bancorp, Inc.	226	3,336
BNC Bancorp	400	9,084
BOK Financial Corp.	284	17,807
Boston Private Financial Holdings, Inc.	800	9,424
Bridge Bancorp, Inc.	200	5,680

See Accompanying Notes to Financial Statements.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Banks – (continued)
Brookline Bancorp, Inc.	600	$6,618
Bryn Mawr Bank Corp.	200	5,840
C1 Financial, Inc.(a)	100	2,333
Camden National Corp.	88	3,696
Capital Bank Financial Corp. Class A	237	6,826
Capital City Bank Group, Inc.	100	1,392
Cardinal Financial Corp.	300	6,582
Carolina Financial Corp.	100	1,868
Cascade Bancorp(a)	301	1,668
Cathay General Bancorp	754	21,263
CenterState Banks, Inc.	400	6,300
Central Pacific Financial Corp.	279	6,584
Century Bancorp, Inc. Class A	36	1,524
Chemical Financial Corp.	400	14,916
CIT Group, Inc.	1,911	60,980
Citizens & Northern Corp.	100	2,022
City Holding Co.	149	6,775
CNB Financial Corp.	100	1,780
CoBiz Financial, Inc.	400	4,680
Codorus Valley Bancorp, Inc.	100	2,037
Columbia Banking System, Inc.	600	16,836
Commerce Bancshares, Inc.	875	41,912
Community Bank System, Inc.	400	16,436
Community Trust Bancorp, Inc.	200	6,932
CommunityOne Bancorp(a)	123	1,555
ConnectOne Bancorp, Inc.	323	5,068
CU Bancorp(a)	200	4,546
Cullen/Frost Bankers, Inc.	526	33,522
Customers Bancorp, Inc.(a)	300	7,539
CVB Financial Corp.	1,000	16,390
Eagle Bancorp, Inc.(a)	300	14,433
East West Bancorp, Inc.	1,385	47,339
Enterprise Bancorp, Inc.	78	1,871
Enterprise Financial Services Corp.	200	5,578
Farmers Capital Bank Corp.	49	1,340
Farmers National Banc Corp.	200	1,760
FCB Financial Holdings, Inc. Class A(a)	282	9,588
Fidelity Southern Corp.	200	3,134
Financial Institutions, Inc.	100	2,607
First BanCorp(a)	1,300	5,161
First Bancorp, Inc.	100	2,154
First Bancorp/Southern Pines	200	3,516
First Busey Corp.	333	7,123
First Business Financial Services, Inc.	100	2,347
First Citizens BancShares, Inc. Class A	75	19,418
First Commonwealth Financial Corp.	800	7,360
First Community Bancshares, Inc.	100	2,244
First Connecticut Bancorp, Inc.	100	1,656
First Financial Bancorp	600	11,670
First Financial Bankshares, Inc.	651	21,346
First Financial Corp.	100	3,662
First Foundation, Inc.(a)	100	2,150
First Horizon National Corp.	2,315	31,901
First Interstate BancSystem, Inc. Class A	200	5,620
First Merchants Corp.	378	9,424
First Midwest Bancorp, Inc.	700	12,292
First NBC Bank Holding Co.(a)	100	1,679
First Niagara Financial Group, Inc.	3,450	33,603
First of Long Island Corp.	100	2,867
First Republic Bank	1,425	99,736
FirstMerit Corp.	1,600	32,432
Flushing Financial Corp.	300	5,964
FNB Corp.	1,937	24,290
Franklin Financial Network, Inc.(a)	55	1,725
Fulton Financial Corp.	1,700	22,950
German American Bancorp, Inc.	143	4,572
Glacier Bancorp, Inc.	700	18,606
Great Southern Bancorp, Inc.	168	6,211
Great Western Bancorp, Inc.	600	18,924
Green Bancorp, Inc.(a)	100	872
Guaranty Bancorp	100	1,670
Hancock Holding Co.	800	20,888
Hanmi Financial Corp.	300	7,047
Heartland Financial USA, Inc.	200	7,058
Heritage Commerce Corp.	200	2,106
Heritage Financial Corp.	300	5,274
Heritage Oaks Bancorp	200	1,588
Hilltop Holdings, Inc.(a)	700	14,693
Home BancShares, Inc.	1,200	23,748
HomeTrust Bancshares, Inc.(a)	200	3,700
Horizon Bancorp	100	2,514
IBERIABANK Corp.	447	26,699
Independent Bank Corp.(b)	233	10,648
Independent Bank Corp.(b)	200	2,902
Independent Bank Group, Inc.	151	6,479
International Bancshares Corp.	552	14,402
Investors Bancorp, Inc.	3,100	34,348
Lakeland Bancorp, Inc.	400	4,552
Lakeland Financial Corp.	152	7,146
LegacyTexas Financial Group, Inc.	448	12,056
Live Oak Bancshares, Inc.	200	2,822
Macatawa Bank Corp.	300	2,226
MainSource Financial Group, Inc.	270	5,953
MB Financial, Inc.	700	25,396
Mercantile Bank Corp.	200	4,772
Merchants Bancshares, Inc.	51	1,554
MidWestOne Financial Group, Inc.	51	1,457
National Bank Holdings Corp. Class A	300	6,108
National Bankshares, Inc.	37	1,292
National Commerce Corp.(a)	63	1,469
NBT Bancorp, Inc.	400	11,452
Nicolet Bankshares, Inc.(a)	100	3,808
Northrim BanCorp, Inc.	100	2,629
OFG Bancorp	500	4,150
Old Line Bancshares, Inc.	100	1,800
Old National Bancorp	1,461	18,306
Old Second Bancorp, Inc.	200	1,366
Opus Bank	200	6,760
Pacific Continental Corp.	200	3,142
Pacific Premier Bancorp, Inc.(a)	300	7,200
PacWest Bancorp	1,179	46,901
Park National Corp.	116	10,646
Park Sterling Corp.	500	3,545
Peapack Gladstone Financial Corp.	100	1,851
Penns Woods Bancorp, Inc.	47	1,974

See Accompanying Notes to Financial Statements.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Banks – (continued)
People’s Utah Bancorp	100	$1,660
Peoples Bancorp, Inc.	200	4,358
Peoples Financial Services Corp.	139	5,440
Pinnacle Financial Partners, Inc.	452	22,080
Popular, Inc.	1,000	29,300
Preferred Bank	100	2,887
PrivateBancorp, Inc.	772	33,991
Prosperity Bancshares, Inc.	674	34,367
QCR Holdings, Inc.	100	2,719
Renasant Corp.	361	11,671
Republic Bancorp, Inc. Class A	100	2,763
S&T Bancorp, Inc.	353	8,631
Sandy Spring Bancorp, Inc.	200	5,812
Seacoast Banking Corp. of Florida(a)	200	3,248
ServisFirst Bancshares, Inc.	200	9,878
Sierra Bancorp	100	1,669
Signature Bank(a)	516	64,459
Simmons First National Corp. Class A	300	13,855
South State Corp.	238	16,196
Southside Bancshares, Inc.	256	7,916
Southwest Bancorp, Inc.	200	3,386
State Bank Financial Corp.	300	6,105
Sterling Bancorp	1,200	18,840
Stock Yards Bancorp, Inc.	300	8,469
Stonegate Bank	100	3,227
Suffolk Bancorp	100	3,131
Sun Bancorp, Inc.(a)	100	2,066
SVB Financial Group(a)	493	46,914
Synovus Financial Corp.	1,200	34,788
Talmer Bancorp, Inc. Class A	500	9,585
TCF Financial Corp.	1,600	20,240
Texas Capital Bancshares, Inc.(a)	446	20,855
Tompkins Financial Corp.	151	9,815
Towne Bank	500	10,825
TriCo Bancshares	276	7,618
TriState Capital Holdings, Inc.(a)	200	2,746
Triumph Bancorp, Inc.(a)	100	1,600
Trustmark Corp.	677	16,823
UMB Financial Corp.	428	22,774
Umpqua Holdings Corp.	2,100	32,487
Union Bankshares Corp.	400	9,884
United Bankshares, Inc.	651	24,419
United Community Banks, Inc.	685	12,529
Univest Corp. of Pennsylvania	200	4,204
Valley National Bancorp	2,300	20,976
Washington Trust Bancorp, Inc.	153	5,802
WashingtonFirst Bankshares, Inc.	100	2,161
Webster Financial Corp.	900	30,555
WesBanco, Inc.	350	10,867
West Bancorp, Inc.	100	1,859
Westamerica Bancorporation	285	14,039
Western Alliance Bancorp(a)	896	29,254
Wilshire Bancorp, Inc.	600	6,252
Wintrust Financial Corp.	508	25,908
Yadkin Financial Corp.	500	12,545
Your Community Bankshares, Inc.	100	3,716

		2,272,269

Beverages – 0.1%
Boston Beer Co., Inc. Class A(a)	91	15,564
Coca-Cola Bottling Co. Consolidated	48	7,078
MGP Ingredients, Inc.	100	3,823
National Beverage Corp.(a)	100	6,281
Primo Water Corp.(a)	200	2,362

		35,108

Biotechnology – 3.7%
ACADIA Pharmaceuticals, Inc.(a)	918	29,798
Acceleron Pharma, Inc.(a)	300	10,194
Achillion Pharmaceuticals, Inc.(a)	1,100	8,580
Acorda Therapeutics, Inc.(a)	400	10,202
Adamas Pharmaceuticals, Inc.(a)	100	1,514
Aduro Biotech, Inc.(a)	354	4,004
Advaxis, Inc.(a)	200	1,618
Adverum Biotechnologies, Inc.(a)	100	316
Agenus, Inc.(a)	700	2,835
Agios Pharmaceuticals, Inc.(a)	268	11,228
Aimmune Therapeutics, Inc.(a)	300	3,246
Akebia Therapeutics, Inc.(a)	200	1,496
Alder Biopharmaceuticals, Inc.(a)	452	11,286
Alkermes PLC(a)	1,511	65,305
Alnylam Pharmaceuticals, Inc.(a)	709	39,342
AMAG Pharmaceuticals, Inc.(a)	300	7,176
Amicus Therapeutics, Inc.(a)	1,141	6,230
Anavex Life Sciences Corp.(a)	300	1,833
Anthera Pharmaceuticals, Inc.(a)	200	618
Applied Genetic Technologies Corp.(a)	87	1,229
Ardelyx, Inc.(a)	100	873
Arena Pharmaceuticals, Inc.(a)	2,400	4,104
ARIAD Pharmaceuticals, Inc.(a)	1,600	11,824
Array BioPharma, Inc.(a)	1,083	3,856
Arrowhead Pharmaceuticals, Inc. (a)	600	3,192
Atara Biotherapeutics, Inc.(a)	200	4,502
Athersys, Inc.(a)	700	1,519
Avexis, Inc.(a)	100	3,802
Axovant Sciences, Ltd.(a)	137	1,759
Bellicum Pharmaceuticals, Inc.(a)	182	2,359
BioCryst Pharmaceuticals, Inc.(a)	700	1,988
BioMarin Pharmaceutical, Inc.(a)	1,586	123,391
BioSpecifics Technologies Corp.(a)	26	1,038
BioTime, Inc.(a)	500	1,305
Bluebird Bio, Inc.(a)	348	15,065
Blueprint Medicines Corp.(a)	200	4,050
Cara Therapeutics, Inc.(a)	100	481
Celator Pharmaceuticals, Inc.(a)	311	9,386
Celldex Therapeutics, Inc.(a)	700	3,073
Cellular Biomedicine Group, Inc.(a)	100	1,199
Cepheid(a)	700	21,525
ChemoCentryx, Inc.(a)	300	1,347
Chimerix, Inc.(a)	297	1,167
Clovis Oncology, Inc.(a)	280	3,842
Coherus Biosciences, Inc.(a)	200	3,378
Concert Pharmaceuticals, Inc.(a)	100	1,123
Curis, Inc.(a)	600	936
Cytokinetics, Inc.(a)	200	1,898
CytomX Therapeutics, Inc.(a)	76	776
CytRx Corp.(a)	657	1,465
Dynavax Technologies Corp.(a)	338	4,928

See Accompanying Notes to Financial Statements.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Biotechnology – (continued)
Eagle Pharmaceuticals, Inc.(a)	64	$2,483
Edge Therapeutics, Inc.(a)	200	2,022
Editas Medicine, Inc.(a)	100	2,440
Emergent BioSolutions, Inc.(a)	300	8,436
Enanta Pharmaceuticals, Inc.(a)	200	4,410
Epizyme, Inc.(a)	438	4,485
Esperion Therapeutics, Inc.(a)	100	988
Exact Sciences Corp.(a)	1,005	12,311
Exelixis, Inc.(a)	2,209	17,252
FibroGen, Inc.(a)	500	8,205
Five Prime Therapeutics, Inc.(a)	247	10,213
Flexion Therapeutics, Inc.(a)	100	1,497
Foundation Medicine, Inc.(a)	100	1,866
Galena Biopharma, Inc.(a)	2,200	1,025
Genomic Health, Inc.(a)	200	5,179
Geron Corp.(a)	1,183	3,170
Global Blood Therapeutics, Inc.(a)	138	2,289
Halozyme Therapeutics, Inc.(a)	952	8,216
Heron Therapeutics, Inc.(a)	317	5,722
Idera Pharmaceuticals, Inc.(a)	600	918
Ignyta, Inc.(a)	100	542
Immune Design Corp.(a)	100	816
ImmunoGen, Inc.(a)	800	2,464
Immunomedics, Inc.(a)	1,100	2,552
Incyte Corp.(a)	1,590	127,168
Infinity Pharmaceuticals, Inc.(a)	300	399
Inovio Pharmaceuticals, Inc.(a)	811	7,494
Insmed, Inc.(a)	633	6,241
Insys Therapeutics, Inc.(a)	153	1,980
Intellia Therapeutics, Inc.(a)	100	2,135
Intercept Pharmaceuticals, Inc.(a)	160	22,829
Intrexon Corp.(a)	541	13,314
Invitae Corp.(a)	200	1,478
Ionis Pharmaceuticals, Inc.(a)	1,173	27,319
Ironwood Pharmaceuticals, Inc.(a)	1,300	16,998
Juno Therapeutics, Inc.(a)	602	23,141
Karyopharm Therapeutics, Inc.(a)	100	671
Keryx Biopharmaceuticals, Inc.(a)	803	5,316
Kite Pharma, Inc.(a)	373	18,650
La Jolla Pharmaceutical Co.(a)	100	1,600
Lexicon Pharmaceuticals, Inc.(a)	321	4,606
Ligand Pharmaceuticals, Inc.(a)	185	22,065
Lion Biotechnologies, Inc.(a)	400	3,240
Loxo Oncology, Inc.(a)	77	1,785
MacroGenics, Inc.(a)	300	8,097
MannKind Corp.(a)	2,400	2,784
Medgenics, Inc.(a)	300	1,665
MediciNova, Inc.(a)	300	2,265
Medivation, Inc.(a)	1,615	97,385
Merrimack Pharmaceuticals, Inc.(a)	1,105	5,956
MiMedx Group, Inc.(a)	993	7,924
Minerva Neurosciences, Inc.(a)	200	2,042
Mirati Therapeutics, Inc.(a)	100	546
Momenta Pharmaceuticals, Inc.(a)	600	6,480
Myriad Genetics, Inc.(a)	651	19,921
Natera, Inc.(a)	200	2,413
Neurocrine Biosciences, Inc.(a)	834	37,905
NewLink Genetics Corp.(a)	158	1,779
Novavax, Inc.(a)	2,700	19,629
OncoMed Pharmaceuticals, Inc.(a)	100	1,231
Ophthotech Corp.(a)	354	18,065
OPKO Health, Inc.(a)	3,123	29,169
Organovo Holdings, Inc.(a)	500	1,860
Osiris Therapeutics, Inc.(a)	100	509
Otonomy, Inc.(a)	200	3,176
OvaScience, Inc.(a)	100	521
PDL BioPharma, Inc.	1,255	3,941
Pfenex, Inc.(a)	100	837
PharmAthene, Inc.(a)	600	1,464
Portola Pharmaceuticals, Inc.(a)	441	10,408
Progenics Pharmaceuticals, Inc.(a)	800	3,376
Prothena Corp. PLC(a)	300	10,488
PTC Therapeutics, Inc.(a)	300	2,106
Puma Biotechnology, Inc.(a)	262	7,805
Radius Health, Inc.(a)	315	11,576
Raptor Pharmaceutical Corp.(a)	800	4,296
REGENXBIO, Inc.(a)	200	1,600
Regulus Therapeutics, Inc.(a)	300	867
Repligen Corp.(a)	300	8,208
Retrophin, Inc.(a)	400	7,124
Rigel Pharmaceuticals, Inc.(a)	700	1,561
Sage Therapeutics, Inc.(a)	300	9,039
Sangamo BioSciences, Inc.(a)	700	4,053
Sarepta Therapeutics, Inc.(a)	400	7,628
Seattle Genetics, Inc.(a)	1,000	40,410
Seres Therapeutics, Inc.(a)	146	4,241
Sorrento Therapeutics, Inc.(a)	100	560
Spark Therapeutics, Inc.(a)	142	7,261
Spectrum Pharmaceuticals, Inc.(a)	600	3,942
Stemline Therapeutics, Inc.(a)	200	1,354
Synergy Pharmaceuticals, Inc.(a)	1,800	6,840
TESARO, Inc.(a)	249	20,929
TG Therapeutics, Inc.(a)	400	2,424
Trevena, Inc.(a)	400	2,520
Trovagene, Inc.(a)	200	906
Ultragenyx Pharmaceutical, Inc.(a)	365	17,852
United Therapeutics Corp.(a)	445	47,134
Vanda Pharmaceuticals, Inc.(a)	400	4,476
Versartis, Inc.(a)	300	3,318
Vitae Pharmaceuticals, Inc.(a)	130	1,403
Vital Therapies, Inc.(a)	100	620
XBiotech, Inc.(a)	200	4,184
Xencor, Inc.(a)	285	5,412
Zafgen, Inc.(a)	100	599
ZIOPHARM Oncology, Inc.(a)	1,000	5,490

		1,426,705

Building Products – 1.1%
AAON, Inc.	400	11,004
Advanced Drainage Systems, Inc.	300	8,211
American Woodmark Corp.(a)	116	7,700
AO Smith Corp.	708	62,382
Apogee Enterprises, Inc.	309	14,322
Armstrong Flooring, Inc.(a)	177	3,000
Armstrong World Industries, Inc.(a)	455	17,813
Builders FirstSource, Inc.(a)	900	10,125
Caesarstone, Ltd.(a)	227	7,890
Continental Building Products, Inc.(a)	300	6,669
CSW Industrials, Inc.(a)	137	4,467
Gibraltar Industries, Inc.(a)	300	9,471
Griffon Corp.	300	5,058

See Accompanying Notes to Financial Statements.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Building Products – (continued)
Insteel Industries, Inc.	200	$5,718
Lennox International, Inc.	386	55,044
Masonite International Corp.(a)	300	19,842
NCI Building Systems, Inc.(a)	228	3,646
Nortek, Inc.(a)	99	5,872
Owens Corning	1,136	58,527
Patrick Industries, Inc.(a)	200	12,058
PGT, Inc.(a)	400	4,120
Ply Gem Holdings, Inc.(a)	200	2,914
Quanex Building Products Corp.	368	6,841
Simpson Manufacturing Co., Inc.	400	15,988
Trex Co., Inc.(a)	300	13,476
Universal Forest Products, Inc.	200	18,538
USG Corp.(a)	900	24,264

		414,960

Capital Markets – 1.4%
Arlington Asset Investment Corp. Class A	300	3,903
Artisan Partners Asset Management, Inc. Class A	355	9,826
Associated Capital Group, Inc. Class A	33	946
BGC Partners, Inc. Class A	2,100	18,291
Calamos Asset Management, Inc. Class A	100	731
Cohen & Steers, Inc.	209	8,452
Cowen Group, Inc. Class A(a)	1,200	3,552
Diamond Hill Investment Group, Inc.	34	6,406
Eaton Vance Corp.	1,052	37,178
Evercore Partners, Inc. Class A	343	15,157
Federated Investors, Inc. Class B	900	25,902
Financial Engines, Inc.	466	12,055
GAMCO Investors, Inc. Class A	33	1,081
Greenhill & Co., Inc.	317	5,104
Houlihan Lokey, Inc.	100	2,237
Interactive Brokers Group, Inc. Class A	600	21,240
INTL. FCStone, Inc.(a)	200	5,458
Investment Technology Group, Inc.	300	5,016
Janus Capital Group, Inc.	1,400	19,488
KCG Holdings, Inc. Class A(a)	400	5,320
Ladenburg Thalmann Financial Services, Inc.(a)	1,000	2,360
Lazard, Ltd. Class A	1,202	35,796
LPL Financial Holdings, Inc.	850	19,151
Moelis & Co. Class A	200	4,500
NorthStar Asset Management Group, Inc.	1,800	18,378
OM Asset Management PLC	300	4,005
Oppenheimer Holdings, Inc. Class A	100	1,546
Piper Jaffray Cos.(a)	200	7,540
PJT Partners, Inc. Class A	169	3,887
Raymond James Financial, Inc.	1,238	61,033
Safeguard Scientifics, Inc.(a)	200	2,498
SEI Investments Co.	1,225	58,935
Stifel Financial Corp.(a)	654	20,568
TD Ameritrade Holding Corp.	2,387	67,970
Virtu Financial, Inc. Class A	200	3,600
Virtus Investment Partners, Inc.	60	4,271
Waddell & Reed Financial, Inc. Class A	839	14,448
Westwood Holdings Group, Inc.	80	4,144
WisdomTree Investments, Inc.	1,000	9,790

		551,763

Chemicals – 2.4%
A Schulman, Inc.	290	7,082
American Vanguard Corp.	252	3,808
Ashland, Inc.	601	68,977
Axalta Coating Systems, Ltd.(a)	1,580	41,917
Axiall Corp.	691	22,534
Balchem Corp.	300	17,895
Cabot Corp.	588	26,848
Calgon Carbon Corp.	500	6,575
Celanese Corp. Series A	1,441	94,314
Chase Corp.	73	4,312
Chemours Co.	1,700	14,008
Chemtura Corp.(a)	671	17,701
Ferro Corp.(a)	709	9,486
Flotek Industries, Inc.(a)	600	7,920
FutureFuel Corp.	200	2,176
GCP Applied Technologies, Inc.(a)	697	18,150
Hawkins, Inc.	100	4,341
HB Fuller Co.	499	21,951
Huntsman Corp.	1,900	25,555
Ingevity Corp.(a)	400	13,616
Innophos Holdings, Inc.	200	8,442
Innospec, Inc.	274	12,601
KMG Chemicals, Inc.	100	2,599
Koppers Holdings, Inc.(a)	200	6,146
Kraton Performance Polymers, Inc.(a)	300	8,379
Kronos Worldwide, Inc.	300	1,575
LSB Industries, Inc.(a)	200	2,416
Minerals Technologies, Inc.	343	19,482
NewMarket Corp.	71	29,421
Olin Corp.	1,600	39,744
OMNOVA Solutions, Inc.(a)	500	3,625
Platform Specialty Products Corp.(a)	1,600	14,208
PolyOne Corp.	859	30,271
Quaker Chemical Corp.	126	11,239
Rayonier Advanced Materials, Inc.	400	5,436
RPM International, Inc.	1,313	65,584
Scotts Miracle-Gro Co. Class A	435	30,411
Sensient Technologies Corp.	433	30,760
Stepan Co.	182	10,835
TerraVia Holdings, Inc.(a)	400	1,048
Trecora Resources(a)	100	1,043
Tredegar Corp.	207	3,337
Trinseo SA(a)	274	11,763
Tronox, Ltd. Class A	769	3,391
Valspar Corp.	771	83,291
Westlake Chemical Corp.	380	16,310
WR Grace & Co.	694	50,808

		933,331

Commercial Services & Supplies – 1.5%
ABM Industries, Inc.	600	21,888
ACCO Brands Corp.(a)	1,016	10,495

See Accompanying Notes to Financial Statements.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Commercial Services & Supplies – (continued)
ARC Document Solutions, Inc.(a)	200	$778
Brady Corp. Class A	500	15,280
Brink’s Co.	454	12,935
Casella Waste Systems, Inc. Class A(a)	500	3,925
CECO Environmental Corp.	156	1,363
Clean Harbors, Inc.(a)	544	28,348
Copart, Inc.(a)	938	45,971
Covanta Holding Corp.	1,100	18,095
Deluxe Corp.	481	31,924
Ennis, Inc.	200	3,836
Essendant, Inc.	349	10,666
G&K Services, Inc. Class A	191	14,625
Healthcare Services Group, Inc.	665	27,518
Heritage-Crystal Clean, Inc.(a)	100	1,221
Herman Miller, Inc.	600	17,934
HNI Corp.	489	22,734
InnerWorkings, Inc.(a)	400	3,308
Interface, Inc.	600	9,150
KAR Auction Services, Inc.	1,373	57,309
Kimball International, Inc. Class B	400	4,552
Knoll, Inc.	490	11,897
Matthews International Corp. Class A	331	18,417
McGrath RentCorp	200	6,118
Mobile Mini, Inc.	500	17,320
MSA Safety, Inc.	279	14,656
Multi-Color Corp.	121	7,671
Quad/Graphics, Inc.	300	6,987
Rollins, Inc.	963	28,187
RR Donnelley & Sons Co.	2,000	33,840
SP Plus Corp.(a)	200	4,516
Steelcase, Inc. Class A	800	10,856
Team, Inc.(a)	300	7,449
Tetra Tech, Inc.	600	18,447
TRC Cos., Inc.(a)	100	632
UniFirst Corp.	146	16,895
US Ecology, Inc.	196	9,006
Viad Corp.	254	7,874
VSE Corp.	40	2,672
West Corp.	473	9,299

		596,594

Communications Equipment – 1.4%
ADTRAN, Inc.	500	9,325
Aerohive Networks, Inc.(a)	400	2,648
Applied Optoelectronics, Inc.(a)	100	1,115
Arista Networks, Inc.(a)	435	28,005
ARRIS International PLC(a)	1,800	37,728
Bel Fuse, Inc. Class B	100	1,778
Black Box Corp.	100	1,308
Brocade Communications Systems, Inc.	4,481	41,136
CalAmp Corp.(a)	300	4,443
Calix, Inc.(a)	500	3,455
Ciena Corp.(a)	1,300	24,375
Clearfield, Inc.(a)	100	1,789
CommScope Holding Co., Inc.(a)	1,226	38,043
Comtech Telecommunications Corp.	200	2,568
Digi International, Inc.(a)	200	2,146
EchoStar Corp. Class A Class A(a)	421	16,714
EMCORE Corp.(a)	300	1,782
Extreme Networks, Inc.(a)	1,100	3,729
Finisar Corp.(a)	1,000	17,510
Harmonic, Inc.(a)	500	1,425
Infinera Corp.(a)	1,400	15,792
InterDigital, Inc.	338	18,820
Ixia(a)	600	5,892
KVH Industries, Inc.(a)	166	1,278
Lumentum Holdings, Inc.(a)	500	12,100
NETGEAR, Inc.(a)	300	14,262
NetScout Systems, Inc.(a)	900	20,025
Oclaro, Inc.(a)	900	4,392
Palo Alto Networks, Inc.(a)	850	104,244
Plantronics, Inc.	348	15,312
Polycom, Inc.(a)	1,200	13,500
ShoreTel, Inc.(a)	490	3,278
Silicom, Ltd.	100	2,990
Sonus Networks, Inc.(a)	600	5,214
Ubiquiti Networks, Inc.(a)	300	11,598
ViaSat, Inc.(a)	411	29,345
Viavi Solutions, Inc.(a)	2,300	15,249

		534,313

Construction & Engineering – 0.7%
AECOM(a)	1,510	47,973
Aegion Corp.(a)	300	5,853
Argan, Inc.	100	4,172
Chicago Bridge & Iron Co. NV	1,057	36,604
Comfort Systems USA, Inc.	343	11,171
Dycom Industries, Inc.(a)	291	26,120
EMCOR Group, Inc.	607	29,901
Granite Construction, Inc.	356	16,216
Great Lakes Dredge & Dock Corp.(a)	700	3,052
KBR, Inc.	1,400	18,536
MasTec, Inc.(a)	600	13,392
MYR Group, Inc.(a)	200	4,816
NV5 Global, Inc.(a)	100	2,844
Orion Group Holdings, Inc.(a)	400	2,124
Primoris Services Corp.	386	7,307
Tutor Perini Corp.(a)	400	9,420
Valmont Industries, Inc.	229	30,977

		270,478

Construction Materials – 0.2%
Eagle Materials, Inc.	482	37,186
Headwaters, Inc.(a)	700	12,558
Summit Materials, Inc. Class A(a)	603	12,337
US Concrete, Inc.(a)	140	8,528

		70,609

Consumer Finance – 0.6%
Ally Financial, Inc.(a)	4,261	72,735
Cash America International, Inc.	300	12,786
Credit Acceptance Corp.(a)	84	15,547
Encore Capital Group, Inc.(a)	292	6,871
Enova International, Inc.(a)	100	736
EZCORP, Inc. Class A(a)	600	4,536
First Cash Financial Services, Inc.	306	15,707
Green Dot Corp. (Class A)(a)	400	9,196
LendingClub Corp.(a)	3,133	13,472
Nelnet, Inc. Class A	214	7,436
OneMain Holdings, Inc.(a)	462	10,543

See Accompanying Notes to Financial Statements.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Consumer Finance – (continued)
PRA Group, Inc.(a)	514	$12,408
Regional Management Corp.(a)	100	1,466
Santander Consumer USA Holdings, Inc.(a)	1,000	10,330
SLM Corp.(a)	4,200	25,956
World Acceptance Corp.(a)	85	3,876

		223,601

Containers & Packaging – 1.0%
AEP Industries, Inc.	21	1,690
AptarGroup, Inc.	598	47,320
Bemis Co., Inc.	940	48,400
Berry Plastics Group, Inc.(a)	1,222	47,475
Crown Holdings, Inc.(a)	1,352	68,506
Graphic Packaging Holding Co.	3,100	38,874
Greif, Inc. Class A	300	11,181
Greif, Inc. Class B	100	5,475
Multi Packaging Solutions International, Ltd.(a)	200	2,670
Myers Industries, Inc.	300	4,320
Packaging Corp. of America	897	60,036
Silgan Holdings, Inc.	384	19,760
Sonoco Products Co.	995	49,412

		405,119

Distributors – 0.2%
Core-Mark Holding Co., Inc.	452	21,181
Pool Corp.	418	39,304
Weyco Group, Inc.	43	1,195

		61,680

Diversified Consumer Services – 0.7%
American Public Education, Inc.(a)	200	5,620
Apollo Education Group, Inc.(a)	1,004	9,156
Ascent Capital Group, Inc. Class A(a)	100	1,539
Bridgepoint Education, Inc.(a)	100	724
Bright Horizons Family Solutions, Inc.(a)	442	29,309
Capella Education Co.	100	5,264
Career Education Corp.(a)	700	4,165
Carriage Services, Inc.	100	2,368
Chegg, Inc.(a)	800	4,000
Collectors Universe, Inc.	100	1,975
DeVry Education Group, Inc.	600	10,704
Graham Holdings Co. Class B	42	20,561
Grand Canyon Education, Inc.(a)	506	20,199
Houghton Mifflin Harcourt Co.(a)	1,200	18,756
K12, Inc.(a)	400	4,996
LifeLock, Inc.(a)	1,000	15,810
Regis Corp.(a)	307	3,822
Service Corp. International	1,800	48,672
ServiceMaster Global Holdings, Inc.(a)	1,301	51,780
Sotheby’s	500	13,700
Strayer Education, Inc.(a)	114	5,601
Weight Watchers International, Inc.(a)	200	2,326

		281,047

Diversified Financial Services – 0.8%
CBOE Holdings, Inc.	804	53,563
FactSet Research Systems, Inc.	398	64,245
FNFV Group(a)	600	6,882
GAIN Capital Holdings, Inc.	200	1,264
MarketAxess Holdings, Inc.	357	51,908
Marlin Business Services Corp.	100	1,630
Morningstar, Inc.	192	15,702
MSCI, Inc.	920	70,950
NewStar Financial, Inc.(a)	300	2,526
On Deck Capital, Inc.(a)	500	2,575
PICO Holdings, Inc.(a)	100	946
Resource America, Inc. Class A	100	972
Tiptree Financial, Inc. Class A	200	1,096
Voya Financial, Inc.	1,950	48,282

		322,541

Diversified Telecommunication Services – 0.8%
8x8, Inc.(a)	800	11,688
ATN International, Inc.	99	7,703
Cincinnati Bell, Inc.(a)	2,069	9,455
Cogent Communications Holdings, Inc.	396	15,864
Consolidated Communications Holdings, Inc.	500	13,620
FairPoint Communications, Inc.(a)	200	2,936
General Communication, Inc. Class A(a)	300	4,740
Globalstar, Inc.(a)	4,600	5,566
Hawaiian Telcom Holdco, Inc.(a)	100	2,119
IDT Corp. Class B	100	1,419
Inteliquent, Inc.	300	5,967
Intelsat SA(a)	147	379
Iridium Communications, Inc.(a)	819	7,273
Lumos Networks Corp.(a)	300	3,630
ORBCOMM, Inc.(a)	600	5,970
pdvWireless, Inc.(a)	100	2,139
SBA Communications Corp. Class A Class A(a)	1,216	131,255
Straight Path Communications, Inc. Class B(a)	100	2,767
Vonage Holdings Corp.(a)	1,800	10,980
Windstream Holdings, Inc.	958	8,881
Zayo Group Holdings, Inc.(a)	1,633	45,610

		299,961

Electric Utilities – 1.3%
ALLETE, Inc.	482	31,152
Avangrid, Inc.	600	27,636
El Paso Electric Co.	363	17,159
Empire District Electric Co.	400	13,588
Great Plains Energy, Inc.	1,463	44,475
Hawaiian Electric Industries, Inc.	1,055	34,593
IDACORP, Inc.	484	39,373
ITC Holdings Corp.	1,518	71,073
MGE Energy, Inc.	346	19,554
OGE Energy Corp.	1,969	64,485
Otter Tail Corp.	376	12,592
PNM Resources, Inc.	756	26,793
Portland General Electric Co.	883	38,958
Spark Energy, Inc. Class A	100	3,305
Westar Energy, Inc.	1,367	76,675

		521,411

See Accompanying Notes to Financial Statements.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Electrical Equipment – 0.5%
Allied Motion Technologies, Inc.	62	$1,442
AZZ, Inc.	248	14,875
Babcock & Wilcox Enterprises, Inc.(a)	487	7,154
Encore Wire Corp.	254	9,469
Energous Corp.(a)	100	1,295
EnerSys	431	25,632
FuelCell Energy, Inc.(a)	116	721
Generac Holdings, Inc.(a)	649	22,689
General Cable Corp.	400	5,084
Hubbell, Inc.	551	58,114
LSI Industries, Inc.	200	2,214
Plug Power, Inc.(a)	1,900	3,534
Powell Industries, Inc.	100	3,934
Regal Beloit Corp.	433	23,837
SolarCity Corp.(a)	600	14,358
Sunrun, Inc.(a)	600	3,558
Thermon Group Holdings, Inc.(a)	300	5,763
Vicor Corp.(a)	170	1,712

		205,385

Electronic Equipment, Instruments & Components – 2.6%
Agilysys, Inc.(a)	157	1,644
Anixter International, Inc.(a)	286	15,238
Arrow Electronics, Inc.(a)	912	56,453
Avnet, Inc.	1,230	49,827
AVX Corp.	500	6,790
Badger Meter, Inc.	138	10,078
Belden, Inc.	413	24,933
Benchmark Electronics, Inc.(a)	480	10,152
CDW Corp.	1,561	62,565
Cognex Corp.	866	37,325
Coherent, Inc.(a)	232	21,293
Control4 Corp.(a)	212	1,730
CTS Corp.	300	5,376
Daktronics, Inc.	445	2,781
Dolby Laboratories, Inc. Class A	479	22,920
DTS, Inc.(a)	200	5,290
Electro Rent Corp.	171	2,635
Electro Scientific Industries, Inc.(a)	300	1,752
ePlus, Inc.(a)	58	4,744
Fabrinet(a)	400	14,848
FARO Technologies, Inc.(a)	200	6,766
FEI Co.	393	42,004
Fitbit, Inc. Class A(a)	1,209	14,774
II-VI, Inc.(a)	584	10,956
Ingram Micro, Inc. Class A	1,415	49,214
Insight Enterprises, Inc.(a)	352	9,152
InvenSense, Inc.(a)	575	3,525
IPG Photonics Corp.(a)	345	27,600
Itron, Inc.(a)	350	15,085
Jabil Circuit, Inc.	1,900	35,093
Keysight Technologies, Inc.(a)	1,661	48,318
Kimball Electronics, Inc.(a)	244	3,038
Knowles Corp.(a)	768	10,506
Littelfuse, Inc.	217	25,647
Maxwell Technologies, Inc.(a)	300	1,584
Mesa Laboratories, Inc.	28	3,444
Methode Electronics, Inc.	349	11,946
MTS Systems Corp.	143	6,269
Multi-Fineline Electronix, Inc.(a)	92	2,134
National Instruments Corp.	1,072	29,373
Novanta, Inc.(a)	300	4,545
OSI Systems, Inc.(a)	175	10,173
Park Electrochemical Corp.	200	2,906
PC Connection, Inc.	100	2,380
Plexus Corp.(a)	300	12,960
QLogic Corp.(a)	800	11,792
Radisys Corp.(a)	300	1,344
Rofin-Sinar Technologies, Inc.(a)	300	9,582
Rogers Corp.(a)	176	10,754
Sanmina Corp.(a)	710	19,035
ScanSource, Inc.(a)	309	11,467
SYNNEX Corp.	284	26,929
Tech Data Corp.(a)	339	24,357
Trimble Navigation, Ltd.(a)	2,478	60,364
TTM Technologies, Inc.(a)	600	4,518
Universal Display Corp.(a)	384	26,035
VeriFone Systems, Inc.(a)	1,128	20,913
Vishay Intertechnology, Inc.	1,400	17,346
Vishay Precision Group, Inc.(a)	100	1,342
Zebra Technologies Corp. Class A(a)	478	23,948

		1,017,492

Energy Equipment & Services – 1.1%
Archrock, Inc.	700	6,594
Atwood Oceanics, Inc.	700	8,764
Bristow Group, Inc.	300	3,423
CARBO Ceramics, Inc.	231	3,026
Dawson Geophysical Co.(a)	300	2,445
Dril-Quip, Inc.(a)	375	21,911
Ensco PLC Class A	2,800	27,188
Era Group, Inc.(a)	100	940
Exterran Corp.(a)	300	3,855
Fairmount Santrol Holdings, Inc.(a)	800	6,168
Forum Energy Technologies, Inc.(a)	539	9,330
Frank’s International NV	300	4,383
Geospace Technologies Corp.(a)	100	1,637
Helix Energy Solutions Group, Inc.(a)	1,009	6,821
Hornbeck Offshore Services, Inc.(a)	200	1,668
Independence Contract Drilling, Inc.(a)	400	2,172
Matrix Service Co.(a)	200	3,298
McDermott International, Inc.(a)	2,300	11,362
Nabors Industries, Ltd.	2,787	28,009
Natural Gas Services Group, Inc.(a)	100	2,290
Newpark Resources, Inc.(a)	900	5,211
Noble Corp. PLC	2,300	18,952
Oceaneering International, Inc.	981	29,293
Oil States International, Inc.(a)	467	15,355
Parker Drilling Co.(a)	1,300	2,977
Patterson-UTI Energy, Inc.	1,400	29,848
PHI, Inc. NVDR(a)	100	1,788
Pioneer Energy Services Corp.(a)	500	2,300
RigNet, Inc.(a)	100	1,339
Rowan Cos. PLC Class A	1,212	21,404
RPC, Inc.	532	8,262
SEACOR Holdings, Inc.(a)	168	9,735
Seadrill, Ltd.(a)	3,383	10,961
Superior Energy Services, Inc.	1,500	27,615
Tesco Corp.	400	2,676

See Accompanying Notes to Financial Statements.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Energy Equipment & Services – (continued)
TETRA Technologies, Inc.(a)	818	$5,211
Tidewater, Inc.	300	1,323
Unit Corp.(a)	548	8,527
US Silica Holdings, Inc.	588	20,268
Weatherford International PLC(a)	8,536	47,375

		425,704

Food & Staples Retailing – 0.7%
Andersons, Inc.	285	10,129
Casey’s General Stores, Inc.	372	48,922
Chefs’ Warehouse, Inc.(a)	200	3,200
Ingles Markets, Inc. Class A Class A	100	3,730
Natural Grocers by Vitamin Cottage, Inc.(a)	100	1,305
Performance Food Group Co.(a)	357	9,607
PriceSmart, Inc.	191	17,872
Rite Aid Corp.(a)	10,010	74,975
Smart & Final Stores, Inc.(a)	195	2,904
SpartanNash Co.	400	12,232
Sprouts Farmers Market, Inc.(a)	1,475	33,777
SUPERVALU, Inc.(a)	2,300	10,856
United Natural Foods, Inc.(a)	548	25,646
US Foods Holding Corp.(a)	428	10,375
Village Super Market, Inc. Class A	69	1,993
Weis Markets, Inc.	115	5,813

		273,336

Food Products – 1.9%
Amplify Snack Brands, Inc.(a)	247	3,643
B&G Foods, Inc.	600	28,920
Blue Buffalo Pet Products, Inc.(a)	592	13,817
Bunge, Ltd.	1,334	78,906
Cal-Maine Foods, Inc.	300	13,296
Calavo Growers, Inc.	142	9,514
Darling Ingredients, Inc.(a)	1,600	23,840
Dean Foods Co.	900	16,281
Farmer Brothers Co.(a)	50	1,603
Flowers Foods, Inc.	1,631	30,581
Fresh Del Monte Produce, Inc.	334	18,180
Freshpet, Inc.(a)	100	933
Hain Celestial Group, Inc.(a)	979	48,705
Ingredion, Inc.	701	90,717
Inventure Foods, Inc.(a)	200	1,562
J&J Snack Foods Corp.	148	17,652
John B Sanfilippo & Son, Inc.	78	3,325
Lancaster Colony Corp.	180	22,970
Landec Corp.(a)	300	3,228
Limoneira Co.	100	1,762
Omega Protein Corp.(a)	171	3,419
Pilgrim’s Pride Corp.	600	15,288
Pinnacle Foods, Inc.	1,100	50,919
Post Holdings, Inc.(a)	626	51,764
Sanderson Farms, Inc.	219	18,974
Seaboard Corp.(a)	3	8,612
Seneca Foods Corp. Class A(a)	49	1,774
Snyder’s-Lance, Inc.	772	26,163
Tootsie Roll Industries, Inc.	206	7,937
TreeHouse Foods, Inc.(a)	539	55,329
WhiteWave Foods Co.(a)	1,762	82,708

		752,322

Gas Utilities – 1.3%
Atmos Energy Corp.	998	81,157
Chesapeake Utilities Corp.	138	9,133
Delta Natural Gas Co., Inc.	100	2,694
National Fuel Gas Co.	707	40,214
New Jersey Resources Corp.	803	30,956
Northwest Natural Gas Co.	260	16,853
ONE Gas, Inc.	487	32,429
Piedmont Natural Gas Co., Inc.	842	50,621
Questar Corp.	1,700	43,129
South Jersey Industries, Inc.	785	24,822
Southwest Gas Corp.	459	36,128
Spire, Inc.	439	31,099
UGI Corp.	1,682	76,110
WGL Holdings, Inc.	483	34,192

		509,537

Health Care Equipment & Supplies – 2.9%
Abaxis, Inc.	200	9,446
Abiomed, Inc.(a)	402	43,935
Accuray, Inc.(a)	800	4,152
Alere, Inc.(a)	899	37,470
Align Technology, Inc.(a)	693	55,821
Analogic Corp.	112	8,897
AngioDynamics, Inc.(a)	300	4,311
Anika Therapeutics, Inc.(a)	147	7,887
AtriCure, Inc.(a)	300	4,239
Atrion Corp.	12	5,134
AxoGen, Inc.(a)	200	1,376
Cantel Medical Corp.	340	23,368
Cardiovascular Systems, Inc.(a)	350	6,431
Cerus Corp.(a)	900	5,616
ConforMIS, Inc.(a)	300	2,106
CONMED Corp.	301	14,367
Cooper Cos., Inc.	459	78,751
CryoLife, Inc.	200	2,362
Cutera, Inc.(a)	100	1,121
Cynosure, Inc. Class A(a)	226	10,994
DexCom, Inc.(a)	864	68,541
Endologix, Inc.(a)	723	9,009
Exactech, Inc.(a)	100	2,674
GenMark Diagnostics, Inc.(a)	500	4,350
Glaukos Corp.(a)	168	4,899
Globus Medical, Inc. Class A(a)	658	15,680
Haemonetics Corp.(a)	466	13,509
Halyard Health, Inc.(a)	500	16,260
HeartWare International, Inc.(a)	200	11,550
Hill-Rom Holdings, Inc.	658	33,196
ICU Medical, Inc.(a)	143	16,123
IDEXX Laboratories, Inc.(a)	852	79,117
Inogen, Inc.(a)	200	10,022
Insulet Corp.(a)	600	18,144
Integer Holdings Corp.(a)	283	8,753
Integra LifeSciences Holdings Corp.(a)	277	22,099
Invacare Corp.	400	4,852
InVivo Therapeutics Holdings Corp.(a)	300	1,734
K2M Group Holdings, Inc.(a)	200	3,104
LDR Holding Corp.(a)	236	8,720
LeMaitre Vascular, Inc.	100	1,427
Masimo Corp.(a)	430	22,581
Meridian Bioscience, Inc.	400	7,800

See Accompanying Notes to Financial Statements.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Health Care Equipment & Supplies – (continued)
Merit Medical Systems, Inc.(a)	400	$7,932
Natus Medical, Inc.(a)	334	12,625
Neogen Corp.(a)	341	19,181
Nevro Corp.(a)	246	18,145
Novocure, Ltd.(a)	555	6,477
NuVasive, Inc.(a)	480	28,666
NxStage Medical, Inc.(a)	600	13,008
OraSure Technologies, Inc.(a)	600	3,546
Orthofix International NV(a)	186	7,886
Oxford Immunotec Global PLC(a)	100	900
Penumbra, Inc.(a)	242	14,399
Quidel Corp.(a)	200	3,572
ResMed, Inc.	1,355	85,677
Rockwell Medical, Inc.(a)	500	3,785
RTI Surgical, Inc.(a)	300	1,077
Second Sight Medical Products, Inc.(a)	117	417
Spectranetics Corp.(a)	422	7,896
STAAR Surgical Co.(a)	200	1,102
SurModics, Inc.(a)	100	2,348
Tandem Diabetes Care, Inc.(a)	100	754
Teleflex, Inc.	419	74,293
TransEnterix, Inc.(a)	400	488
Utah Medical Products, Inc.	37	2,331
Vascular Solutions, Inc.(a)	200	8,332
West Pharmaceutical Services, Inc.	687	52,130
Wright Medical Group NV(a)	1,009	17,526
Zeltiq Aesthetics, Inc.(a)	300	8,199

		1,114,620

Health Care Providers & Services – 2.0%
AAC Holdings, Inc.(a)	100	2,282
Acadia Healthcare Co., Inc.(a)	699	38,725
Aceto Corp.	300	6,567
Addus HomeCare Corp.(a)	67	1,168
Adeptus Health, Inc. Class A(a)	168	8,679
Air Methods Corp.(a)	355	12,720
Almost Family, Inc.(a)	85	3,622
Amedisys, Inc.(a)	305	15,396
American Renal Associates Holdings, Inc.(a)	100	2,897
AMN Healthcare Services, Inc.(a)	448	17,907
Amsurg Corp.(a)	517	40,088
BioScrip, Inc.(a)	900	2,295
BioTelemetry, Inc.(a)	300	4,890
Brookdale Senior Living, Inc.(a)	1,760	27,174
Capital Senior Living Corp.(a)	300	5,301
Chemed Corp.	159	21,673
Civitas Solutions, Inc.(a)	100	2,083
Community Health Systems, Inc.(a)	1,067	12,857
CorVel Corp.(a)	94	4,059
Cross Country Healthcare, Inc.(a)	400	5,568
Diplomat Pharmacy, Inc.(a)	463	16,205
Ensign Group, Inc.	470	9,875
Envision Healthcare Holdings, Inc.(a)	1,776	45,057
ExamWorks Group, Inc.(a)	400	13,940
Genesis Healthcare, Inc.(a)	200	354
HealthEquity, Inc.(a)	463	14,068
HealthSouth Corp.	900	34,938
Healthways, Inc.(a)	400	4,620
Kindred Healthcare, Inc.	800	9,032
Landauer, Inc.	100	4,116
LHC Group, Inc.(a)	200	8,656
LifePoint Health, Inc.(a)	412	26,932
Magellan Health, Inc.(a)	262	17,232
MEDNAX, Inc.(a)	879	63,666
Molina Healthcare, Inc.(a)	454	22,655
National HealthCare Corp.	100	6,474
National Research Corp. Class A	100	1,370
Owens & Minor, Inc.	638	23,848
PharMerica Corp.(a)	300	7,398
Premier, Inc. Class A(a)	445	14,551
Providence Service Corp.(a)	100	4,488
Quorum Health Corp.(a)	266	2,849
RadNet, Inc.(a)	200	1,068
Select Medical Holdings Corp.(a)	1,100	11,957
Surgery Partners, Inc.(a)	100	1,790
Surgical Care Affiliates, Inc.(a)	309	14,730
Team Health Holdings, Inc.(a)	646	26,273
Teladoc, Inc.(a)	292	4,678
Tenet Healthcare Corp.(a)	769	21,255
Triple-S Management Corp. Class B(a)	189	4,617
Universal American Corp.	600	4,548
US Physical Therapy, Inc.	100	6,021
VCA, Inc.(a)	791	53,480
WellCare Health Plans, Inc.(a)	429	46,023

		784,715

Health Care Technology – 0.6%
Allscripts Healthcare Solutions, Inc.(a)	1,900	24,130
athenahealth, Inc.(a)	372	51,340
Castlight Health, Inc. Class B(a)	200	792
Computer Programs & Systems, Inc.	113	4,511
Cotiviti Holdings, Inc.(a)	100	2,113
Evolent Health, Inc. Class A(a)	100	1,920
HealthStream, Inc.(a)	200	5,304
HMS Holdings Corp.(a)	841	14,810
Imprivata, Inc.(a)	100	1,400
IMS Health Holdings, Inc.(a)	1,500	38,040
Inovalon Holdings, Inc. Class A(a)	600	10,806
Medidata Solutions, Inc.(a)	559	26,200
Omnicell, Inc.(a)	364	12,460
Press Ganey Holdings, Inc.(a)	211	8,303
Quality Systems, Inc.	500	5,955
Veeva Systems, Inc. Class A(a)	921	31,424
Vocera Communications, Inc.(a)	234	3,007

		242,515

Hotels, Restaurants & Leisure – 3.5%
Aramark	2,425	81,043
Belmond, Ltd. Class A(a)	900	8,910
Biglari Holdings, Inc.(a)	10	4,033
BJ’s Restaurants, Inc.(a)	200	8,766
Bloomin’ Brands, Inc.	1,100	19,657
Bob Evans Farms, Inc.	200	7,590
Bojangles’, Inc.(a)	100	1,695
Boyd Gaming Corp.(a)	800	14,720
Brinker International, Inc.	530	24,131
Buffalo Wild Wings, Inc.(a)	176	24,455
Caesars Acquisition Co. Class A(a)	500	5,610
Caesars Entertainment Corp.(a)	500	3,845

See Accompanying Notes to Financial Statements.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Hotels, Restaurants & Leisure – (continued)
Carrols Restaurant Group, Inc.(a)	300	$3,570
Cheesecake Factory, Inc.	455	21,904
Choice Hotels International, Inc.	349	16,619
Churchill Downs, Inc.	125	15,795
Chuy’s Holdings, Inc.(a)	200	6,922
ClubCorp Holdings, Inc.	600	7,800
Cracker Barrel Old Country Store, Inc.	183	31,379
Dave & Buster’s Entertainment, Inc.(a)	348	16,283
Del Frisco’s Restaurant Group, Inc.(a)	200	2,864
Del Taco Restaurants, Inc.(a)	200	1,820
Denny’s Corp.(a)	800	8,584
Diamond Resorts International, Inc.(a)	400	11,984
DineEquity, Inc.	163	13,819
Domino’s Pizza, Inc.	478	62,800
Dunkin’ Brands Group, Inc.	880	38,386
El Pollo Loco Holdings, Inc.(a)	100	1,300
Eldorado Resorts, Inc.(a)	200	3,039
Extended Stay America, Inc.	700	10,465
Fiesta Restaurant Group, Inc.(a)	299	6,521
Habit Restaurants, Inc. Class A(a)	100	1,638
Hilton Worldwide Holdings, Inc.	5,117	115,286
Hyatt Hotels Corp. Class A(a)	229	11,253
International Game Technology PLC	900	16,866
International Speedway Corp. Class A	306	10,236
Interval Leisure Group, Inc.	1,099	17,474
Intrawest Resorts Holdings, Inc.(a)	200	2,596
Isle of Capri Casinos, Inc.(a)	200	3,664
J Alexander’s Holdings, Inc.(a)	69	685
Jack in the Box, Inc.	323	27,752
Jamba, Inc.(a)	100	1,029
Kona Grill, Inc.(a)	100	1,072
Krispy Kreme Doughnuts, Inc.(a)	600	12,576
La Quinta Holdings, Inc.(a)	800	9,120
Las Vegas Sands Corp.	3,603	156,694
Marcus Corp.	200	4,220
Marriott Vacations Worldwide Corp.	268	18,355
MGM Resorts International(a)	4,595	103,985
Monarch Casino & Resort, Inc.(a)	100	2,197
Noodles & Co.(a)	100	978
Norwegian Cruise Line Holdings, Ltd.(a)	1,526	60,796
Panera Bread Co. Class A(a)	221	46,839
Papa John’s International, Inc.	288	19,584
Penn National Gaming, Inc.(a)	700	9,765
Pinnacle Entertainment, Inc.(a)	600	6,648
Planet Fitness, Inc. Class A(a)	100	1,888
Popeyes Louisiana Kitchen, Inc.(a)	217	11,857
Potbelly Corp.(a)	200	2,508
Red Robin Gourmet Burgers, Inc.(a)	136	6,450
Red Rock Resorts, Inc. Class A(a)	286	6,286
Ruby Tuesday, Inc.(a)	300	1,083
Ruth’s Hospitality Group, Inc.	300	4,785
Scientific Games Corp. Class A(a)	500	4,595
SeaWorld Entertainment, Inc.	590	8,455
Shake Shack, Inc. Class A(a)	130	4,736
Six Flags Entertainment Corp.	688	39,870
Sonic Corp.	470	12,714
Speedway Motorsports, Inc.	100	1,775
Texas Roadhouse, Inc.	655	29,868
Vail Resorts, Inc.	348	48,104
Wendy’s Co.	1,927	18,538
Wingstop, Inc.(a)	170	4,633
Zoe’s Kitchen, Inc.(a)	200	7,254

		1,363,016

Household Durables – 1.0%
Bassett Furniture Industries, Inc.	100	2,394
Beazer Homes USA, Inc.(a)	200	1,550
CalAtlantic Group, Inc.	766	28,120
Cavco Industries, Inc.(a)	88	8,246
Century Communities, Inc.(a)	100	1,734
CSS Industries, Inc.	100	2,681
Ethan Allen Interiors, Inc.	300	9,912
Flexsteel Industries, Inc.	100	3,962
GoPro, Inc. Class A(a)	1,000	10,810
Green Brick Partners, Inc.(a)	100	727
Helen of Troy, Ltd.(a)	272	27,972
Hooker Furniture Corp.	100	2,149
Hovnanian Enterprises, Inc. Class A(a)	600	1,008
Installed Building Products, Inc.(a)	200	7,258
iRobot Corp.(a)	300	10,524
KB Home	800	12,168
La-Z-Boy, Inc.	533	14,828
LGI Homes, Inc.(a)	100	3,194
Libbey, Inc.	142	2,256
Lifetime Brands, Inc.	100	1,459
M/I Homes, Inc.(a)	200	3,766
MDC Holdings, Inc.	400	9,736
Meritage Homes Corp.(a)	358	13,439
NACCO Industries, Inc. Class A	41	2,296
NVR, Inc.(a)	34	60,532
Taylor Morrison Home Corp. Class A(a)	300	4,452
Tempur Sealy International, Inc.(a)	511	28,268
Toll Brothers, Inc.(a)	1,483	39,908
TopBuild Corp.(a)	352	12,742
TRI Pointe Group, Inc.(a)	1,583	18,711
Tupperware Brands Corp.	481	27,071
Universal Electronics, Inc.(a)	139	10,047
WCI Communities, Inc.(a)	200	3,380
William Lyon Homes Class A(a)	200	3,224
ZAGG, Inc.(a)	200	1,050

		391,574

Household Products – 0.3%
Central Garden & Pet Co.(a)	100	2,283
Central Garden & Pet Co. Class A(a)	400	8,684
Energizer Holdings, Inc.	612	31,512
HRG Group, Inc.(a)	1,200	16,476
Oil-Dri Corp. of America	48	1,657
Orchids Paper Products Co.	60	2,134
Spectrum Brands Holdings, Inc.	241	28,754
WD-40 Co.	146	17,148

		108,648

See Accompanying Notes to Financial Statements.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Independent Power Producers & Energy Traders – 0.4%
Atlantic Power Corp.	1,400	$3,472
Atlantica Yield PLC	500	9,290
Calpine Corp.(a)	3,554	52,422
Dynegy, Inc.(a)	1,184	20,412
NRG Yield, Inc. Class A	400	6,088
NRG Yield, Inc. Class C	600	9,354
Ormat Technologies, Inc.	342	14,966
Pattern Energy Group, Inc.	500	11,485
Talen Energy Corp.(a)	831	11,260
TerraForm Global, Inc. Class A(a)	900	2,934
TerraForm Power, Inc. Class A(a)	800	8,720
Vivint Solar, Inc.(a)	100	307

		150,710

Industrial Conglomerates – 0.2%
Carlisle Cos., Inc.	619	65,416
Raven Industries, Inc.	400	7,576

		72,992

Insurance – 4.0%
Alleghany Corp.(a)	143	78,590
Allied World Assurance Co. Holdings AG	869	30,537
Ambac Financial Group, Inc.(a)	400	6,584
American Equity Investment Life Holding Co.	768	10,944
American Financial Group, Inc.	659	48,720
American National Insurance Co.	71	8,034
AMERISAFE, Inc.	181	11,081
AmTrust Financial Services, Inc.	870	21,315
Arch Capital Group, Ltd.(a)	1,100	79,200
Argo Group International Holdings, Ltd.	310	16,089
Aspen Insurance Holdings, Ltd.	588	27,271
Assured Guaranty, Ltd.	1,319	33,463
Atlas Financial Holdings, Inc.(a)	100	1,722
Axis Capital Holdings, Ltd.	899	49,445
Baldwin & Lyons, Inc. Class B	100	2,466
Brown & Brown, Inc.	1,153	43,203
Citizens, Inc.(a)	500	3,800
CNA Financial Corp.	299	9,395
CNO Financial Group, Inc.	1,808	31,568
Crawford & Co. Class B	291	2,471
Donegal Group, Inc. Class A	100	1,649
eHealth, Inc.(a)	100	1,402
EMC Insurance Group, Inc.	100	2,772
Employers Holdings, Inc.	300	8,706
Endurance Specialty Holdings, Ltd.	624	41,908
Enstar Group, Ltd.(a)	108	17,495
Erie Indemnity Co. Class A	238	23,643
Everest Re Group, Ltd.	422	77,087
FBL Financial Group, Inc. Class A	78	4,732
Federated National Holding Co.	100	1,904
Fidelity & Guaranty Life	100	2,318
First American Financial Corp.	1,048	42,150
FNF Group	2,620	98,250
Genworth Financial, Inc. Class A(a)	4,900	12,642
Global Indemnity PLC(a)	54	1,487
Greenlight Capital Re, Ltd. Class A(a)	300	6,048
Hallmark Financial Services, Inc.(a)	141	1,634
Hanover Insurance Group, Inc.	426	36,048
HCI Group, Inc.	45	1,228
Heritage Insurance Holdings, Inc.	200	2,394
Horace Mann Educators Corp.	400	13,516
Infinity Property & Casualty Corp.	117	9,437
James River Group Holdings, Ltd.	100	3,396
Kemper Corp.	383	11,865
Maiden Holdings, Ltd.	500	6,120
Markel Corp.(a)	134	127,672
MBIA, Inc.(a)	1,200	8,196
Mercury General Corp.	237	12,599
National General Holdings Corp.	499	10,689
National Interstate Corp.	46	1,391
National Western Life Group, Inc. Class A	22	4,296
Navigators Group, Inc.	96	8,829
Old Republic International Corp.	2,494	48,109
OneBeacon Insurance Group, Ltd. Class A	300	4,140
Primerica, Inc.	477	27,303
ProAssurance Corp.	542	29,024
Reinsurance Group of America, Inc.	630	61,104
RenaissanceRe Holdings, Ltd.	416	48,855
RLI Corp.	405	27,856
Safety Insurance Group, Inc.	138	8,498
Selective Insurance Group, Inc.	600	22,926
State Auto Financial Corp.	100	2,191
State National Cos., Inc.	200	2,106
Stewart Information Services Corp.	249	10,311
Third Point Reinsurance, Ltd.(a)	800	9,376
Trupanion, Inc.(a)	169	2,239
United Fire Group, Inc.	198	8,401
United Insurance Holdings Corp.	100	1,638
Universal Insurance Holdings, Inc.	300	5,574
Validus Holdings, Ltd.	792	38,483
White Mountains Insurance Group, Ltd.	45	37,890
WMIH Corp.(a)	1,934	4,293
WR Berkley Corp.	967	57,943

		1,577,661

Internet & Catalog Retail – 0.7%
1-800-Flowers.com, Inc. Class A(a)	200	1,804
Blue Nile, Inc.	100	2,738
Duluth Holdings, Inc.(a)	99	2,422
Etsy, Inc.(a)	1,000	9,590
FTD Cos., Inc.(a)	200	4,992
Groupon, Inc.(a)	3,922	12,746
HSN, Inc.	310	15,168
Lands’ End, Inc.(a)	100	1,642
Liberty Interactive Corp. QVC Group Class A(a)	4,362	110,664
Liberty TripAdvisor Holdings, Inc. Class A Class A(a)	700	15,316
Liberty Ventures Series A(a)	1,368	50,712
Nutrisystem, Inc.	251	6,365
Overstock.com, Inc.(a)	100	1,611
PetMed Express, Inc.	200	3,752
Shutterfly, Inc.(a)	351	16,360
Travelport Worldwide, Ltd.	1,100	14,179
Wayfair, Inc. Class A Class A(a)	351	13,689

		283,750

See Accompanying Notes to Financial Statements.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Internet Software & Services – 2.6%
2U, Inc.(a)	305	$8,970
Actua Corp.(a)	400	3,612
Alarm.com Holdings, Inc.(a)	100	2,563
Angie’s List, Inc.(a)	435	2,832
Apigee Corp.(a)	100	1,222
Bankrate, Inc.(a)	500	3,740
Bazaarvoice, Inc.(a)	800	3,208
Benefitfocus, Inc.(a)	141	5,375
Blucora, Inc.(a)	500	5,180
Box, Inc. Class A(a)	465	4,808
Brightcove, Inc.(a)	326	2,869
Carbonite, Inc.(a)	100	973
Care.com, Inc.(a)	300	3,504
ChannelAdvisor Corp.(a)	200	2,898
Cimpress NV(a)	239	22,103
comScore, Inc.(a)	459	10,961
Cornerstone OnDemand, Inc.(a)	551	20,971
CoStar Group, Inc.(a)	309	67,566
Cvent, Inc.(a)	252	9,001
Demandware, Inc.(a)	417	31,233
DHI Group, Inc.(a)	400	2,492
EarthLink Holdings Corp.	1,100	7,040
Endurance International Group Holdings, Inc.(a)	635	5,709
Envestnet, Inc.(a)	452	15,056
Everyday Health, Inc.(a)	100	788
Five9, Inc.(a)	227	2,701
GoDaddy, Inc. Class A Class A(a)	453	14,129
Gogo, Inc.(a)	610	5,118
GrubHub, Inc.(a)	800	24,856
GTT Communications, Inc.(a)	195	3,604
Hortonworks, Inc.(a)	378	4,041
IAC/InterActiveCorp	711	40,029
inContact, Inc.(a)	673	9,321
Instructure, Inc.(a)	100	1,900
Intralinks Holdings, Inc.(a)	400	2,600
j2 Global, Inc.	469	29,627
LinkedIn Corp. Class A(a)	1,149	217,448
Liquidity Services, Inc.(a)	200	1,568
LivePerson, Inc.(a)	600	3,804
LogMeIn, Inc.(a)	260	16,492
Marketo, Inc.(a)	418	14,555
Match Group, Inc.(a)	400	6,030
MeetMe, Inc.(a)	400	2,132
MINDBODY, Inc. Class A(a)	100	1,614
Monster Worldwide, Inc.(a)	500	1,195
New Relic, Inc.(a)	231	6,787
NIC, Inc.	600	13,164
Pandora Media, Inc.(a)	2,102	26,170
Q2 Holdings, Inc.(a)	200	5,604
QuinStreet, Inc.(a)	200	710
Quotient Technology, Inc.(a)	600	8,046
Rackspace Hosting, Inc.(a)	1,100	22,946
Reis, Inc.	100	2,490
RetailMeNot, Inc.(a)	200	1,542
SciQuest, Inc.(a)	226	3,991
Shutterstock, Inc.(a)	250	11,450
SPS Commerce, Inc.(a)	151	9,150
Stamps.com, Inc.(a)	157	13,725
TechTarget, Inc.(a)	200	1,620
TrueCar, Inc.(a)	566	4,443
Twitter, Inc.(a)	6,186	104,605
United Online, Inc.(a)	100	1,100
Web.com Group, Inc.(a)	400	7,272
WebMD Health Corp.(a)	344	19,990
Xactly Corp.(a)	200	2,562
XO Group, Inc.(a)	211	3,678
Yelp, Inc.(a)	658	19,977
Zillow Group, Inc. Class A(a)	529	19,388
Zillow Group, Inc. Class C Class C(a)	983	35,663

		993,511

IT Services – 3.2%
Acxiom Corp.(a)	700	15,393
Amdocs, Ltd.	1,421	82,020
Black Knight Financial Services, Inc. Class A(a)	197	7,407
Blackhawk Network Holdings, Inc.(a)	553	18,520
Booz Allen Hamilton Holding Corp.	1,100	32,604
Broadridge Financial Solutions, Inc.	1,140	74,328
CACI International, Inc. Class A(a)	220	19,890
Cardtronics, Inc.(a)	428	17,039
Cass Information Systems, Inc.	117	6,049
Computer Sciences Corp.	1,354	67,226
Convergys Corp.	942	23,550
CoreLogic, Inc.(a)	900	34,632
CSG Systems International, Inc.	300	12,093
Datalink Corp.(a)	213	1,598
DST Systems, Inc.	332	38,655
EPAM Systems, Inc.(a)	474	30,483
Euronet Worldwide, Inc.(a)	497	34,387
EVERTEC, Inc.	600	9,324
ExlService Holdings, Inc.(a)	337	17,662
First Data Corp. Class A(a)	3,002	33,232
FleetCor Technologies, Inc.(a)	885	126,670
Forrester Research, Inc.	100	3,686
Gartner, Inc.(a)	789	76,856
Genpact, Ltd.(a)	1,517	40,716
Hackett Group, Inc.	190	2,635
Jack Henry & Associates, Inc.	778	67,896
Leidos Holdings, Inc.	648	31,020
Lionbridge Technologies, Inc.(a)	700	2,765
ManTech International Corp. Class A	258	9,758
MAXIMUS, Inc.	634	35,105
MoneyGram International, Inc.(a)	153	1,048
NeuStar, Inc. Class A(a)	500	11,755
Perficient, Inc.(a)	300	6,093
PFSweb, Inc.(a)	100	950
Planet Payment, Inc.(a)	400	1,796
Sabre Corp.	1,988	53,259
Science Applications International Corp.	447	26,082
ServiceSource International, Inc.(a)	300	1,209
Square, Inc. Class A(a)	341	3,086
Sykes Enterprises, Inc.(a)	353	10,223
Syntel, Inc.(a)	300	13,578
TeleTech Holdings, Inc.	200	5,426
Unisys Corp.(a)	500	3,640
Vantiv, Inc. Class A(a)	1,514	85,692

See Accompanying Notes to Financial Statements.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
IT Services – (continued)
Virtusa Corp.(a)	300	$8,664
WEX, Inc.(a)	373	33,074

		1,238,774

Leisure Equipment & Products – 0.4%
Arctic Cat, Inc.	100	1,700
Brunswick Corp.	933	42,284
Callaway Golf Co.	812	8,291
Escalade, Inc.	100	1,024
JAKKS Pacific, Inc.(a)	196	1,550
Johnson Outdoors, Inc. Class A	100	2,570
Malibu Boats, Inc. Class A(a)	100	1,208
Nautilus, Inc.(a)	300	5,352
Performance Sports Group, Ltd.(a)	362	1,086
Polaris Industries, Inc.	578	47,257
Smith & Wesson Holding Corp.(a)	488	13,264
Sturm Ruger & Co., Inc.	165	10,562
Vista Outdoor, Inc.(a)	621	29,640

		165,788

Life Sciences Tools & Services – 1.2%
Accelerate Diagnostics, Inc.(a)	300	4,317
Albany Molecular Research, Inc.(a)	196	2,634
Bio-Rad Laboratories, Inc. Class A(a)	197	28,175
Bio-Techne Corp.	359	40,484
Bruker Corp.	1,073	24,400
Cambrex Corp.(a)	300	15,519
Charles River Laboratories International, Inc.(a)	458	37,758
Enzo Biochem, Inc.(a)	400	2,388
Fluidigm Corp.(a)	244	2,203
INC Research Holdings, Inc. Class A(a)	394	15,023
Luminex Corp.(a)	400	8,092
Mettler-Toledo International, Inc.(a)	256	93,420
NanoString Technologies, Inc.(a)	100	1,260
NeoGenomics, Inc.(a)	600	4,824
Pacific Biosciences of California, Inc.(a)	700	4,925
PAREXEL International Corp.(a)	531	33,389
PRA Health Sciences, Inc.(a)	294	12,277
QIAGEN NV(a)	2,208	48,157
Quintiles Transnational Holdings, Inc.(a)	855	55,849
VWR Corp.(a)	748	21,617

		456,711

Machinery – 3.2%
Actuant Corp. Class A	600	13,566
AGCO Corp.	688	32,425
Alamo Group, Inc.	92	6,069
Albany International Corp. Class A	248	9,903
Allison Transmission Holdings, Inc.	1,357	38,308
Altra Industrial Motion Corp.	274	7,392
American Railcar Industries, Inc.	96	3,789
Astec Industries, Inc.	186	10,444
Barnes Group, Inc.	556	18,415
Briggs & Stratton Corp.	400	8,472
Chart Industries, Inc.(a)	300	7,239
CIRCOR International, Inc.	200	11,398
CLARCOR, Inc.	484	29,442
Colfax Corp.(a)	938	24,819
Columbus McKinnon Corp.	200	2,830
Crane Co.	448	25,411
Donaldson Co., Inc.	1,300	44,668
Douglas Dynamics, Inc.	177	4,554
Energy Recovery, Inc.(a)	300	2,667
EnPro Industries, Inc.	245	10,876
ESCO Technologies, Inc.	290	11,583
ExOne Co.(a)	100	1,057
Federal Signal Corp.	600	7,728
Franklin Electric Co., Inc.	449	14,839
FreightCar America, Inc.	100	1,405
Global Brass & Copper Holdings, Inc.	200	5,458
Gorman-Rupp Co.	200	5,482
Graco, Inc.	532	42,023
Graham Corp.	100	1,842
Greenbrier Cos., Inc.	294	8,564
Harsco Corp.	600	3,984
Hillenbrand, Inc.	600	18,024
Hurco Cos., Inc.	66	1,837
Hyster-Yale Materials Handling, Inc.	89	5,295
IDEX Corp.	742	60,918
ITT, Inc.	860	27,503
John Bean Technologies Corp.	290	17,754
Joy Global, Inc.	900	19,026
Kadant, Inc.	100	5,151
Kennametal, Inc.	800	17,688
Lincoln Electric Holdings, Inc.	586	34,621
Lindsay Corp.	108	7,329
Lydall, Inc.(a)	200	7,712
Manitowoc Co., Inc.	1,100	5,995
Manitowoc Foodservice, Inc.(a)	1,300	22,906
Meritor, Inc.(a)	1,000	7,200
Middleby Corp.(a)	546	62,926
Milacron Holdings Corp.(a)	100	1,451
Miller Industries, Inc.	100	2,059
Mueller Industries, Inc.	600	19,128
Mueller Water Products, Inc. Class A	1,600	18,272
Navistar International Corp.(a)	500	5,845
NN, Inc.	216	3,022
Nordson Corp.	546	45,651
Oshkosh Corp.	708	33,779
Proto Labs, Inc.(a)	233	13,411
RBC Bearings, Inc.(a)	230	16,675
Rexnord Corp.(a)	790	15,508
SPX Corp.(a)	400	5,940
SPX FLOW, Inc.(a)	400	10,428
Standex International Corp.	115	9,502
Sun Hydraulics Corp.	248	7,363
Supreme Industries, Inc. Class A	100	1,370
Tennant Co.	176	9,481
Terex Corp.	1,000	20,310
Timken Co.	700	21,462
Titan International, Inc.	500	3,100
Toro Co.	537	47,363
TriMas Corp.(a)	400	7,200
Trinity Industries, Inc.	1,469	27,279
Wabash National Corp.(a)	700	8,890
WABCO Holdings, Inc.(a)	520	47,616
Wabtec Corp.	860	60,398

See Accompanying Notes to Financial Statements.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Machinery – (continued)
Watts Water Technologies, Inc. Class A	283	$16,488
Woodward, Inc.	504	29,051

		1,246,579

Marine – 0.1%
Costamare, Inc.	300	2,301
Kirby Corp.(a)	540	33,690
Matson, Inc.	482	15,564
Scorpio Bulkers, Inc.(a)	133	371

		51,926

Media – 3.8%
AMC Entertainment Holdings, Inc. Class A	200	5,522
AMC Networks, Inc. Class A(a)	586	35,406
Cable One, Inc.	47	24,036
Carmike Cinemas, Inc.(a)	200	6,024
Central European Media Enterprises, Ltd. Class A(a)	700	1,477
Charter Communications, Inc. Class A(a)	1,962	448,592
Cinemark Holdings, Inc.	1,016	37,043
Clear Channel Outdoor Holdings, Inc. Class A	200	1,244
Daily Journal Corp.(a)	11	2,607
DISH Network Corp. Class A(a)	2,195	115,018
DreamWorks Animation SKG, Inc. Class A(a)	800	32,696
Entercom Communications Corp. Class A	200	2,714
Entravision Communications Corp. Class A	600	4,032
Eros International PLC(a)	347	5,646
EW Scripps Co. Class A(a)	500	7,920
Gannett Co., Inc.	1,100	15,191
Global Eagle Entertainment, Inc.(a)	300	1,992
Gray Television, Inc.(a)	600	6,510
Hemisphere Media Group, Inc.(a)	100	1,180
IMAX Corp.(a)	600	17,688
John Wiley & Sons, Inc. Class A	450	23,481
Liberty Braves Group Class A(a)	94	1,414
Liberty Braves Group Class C(a)	510	7,477
Liberty Broadband Corp. Class A(a)	230	13,662
Liberty Broadband Corp. Class C(a)	991	59,460
Liberty Media Group Class A(a)	236	4,517
Liberty Media Group Class C(a)	450	8,537
Liberty SiriusXM Group Class A(a)	872	27,346
Liberty SiriusXM Group Class C(a)	1,759	54,300
Lions Gate Entertainment Corp.	949	19,198
Live Nation Entertainment, Inc.(a)	1,359	31,937
Loral Space & Communications, Inc.(a)	100	3,527
Madison Square Garden Co. Class A(a)	199	34,329
MDC Partners, Inc. Class A	500	9,145
Media General, Inc.(a)	1,100	18,909
Meredith Corp.	347	18,013
MSG Networks, Inc. Class A(a)	621	9,526
National CineMedia, Inc.	600	9,288
New Media Investment Group, Inc.	400	7,228
New York Times Co. Class A	1,300	15,730
Nexstar Broadcasting Group, Inc. Class A	300	14,274
Reading International, Inc. Class A(a)	100	1,249
Regal Entertainment Group Class A	800	17,632
Saga Communications, Inc. Class A	44	1,740
Scholastic Corp.	295	11,685
Sinclair Broadcast Group, Inc. Class A	662	19,767
Sirius XM Holdings, Inc.(a)	17,090	67,505
Starz Class A(a)	799	23,906
Thomson Reuters Corp.	2,982	120,532
Time, Inc.	1,000	16,460
Tribune Media Co. Class A	832	32,598
tronc, Inc.	300	4,140
World Wrestling Entertainment, Inc. Class A	327	6,020

		1,487,070

Metals & Mining – 1.2%
AK Steel Holding Corp.(a)	2,300	10,718
Allegheny Technologies, Inc.	1,000	12,750
Carpenter Technology Corp.	455	14,983
Century Aluminum Co.(a)	500	3,165
Cliffs Natural Resources, Inc.(a)	1,742	9,877
Coeur Mining, Inc.(a)	1,500	15,990
Commercial Metals Co.	1,100	18,590
Compass Minerals International, Inc.	314	23,296
Ferroglobe PLC	500	4,305
Gold Resource Corp.	500	1,795
Haynes International, Inc.	100	3,208
Hecla Mining Co.	3,484	17,768
Kaiser Aluminum Corp.	172	15,551
Materion Corp.	155	3,838
Olympic Steel, Inc.	100	2,731
Real Industry, Inc.(a)	128	995
Reliance Steel & Aluminum Co.	709	54,522
Royal Gold, Inc.	621	44,724
Ryerson Holding Corp.(a)	200	3,500
Schnitzer Steel Industries, Inc. Class A	272	4,787
Southern Copper Corp.	803	21,665
Steel Dynamics, Inc.	2,300	56,350
Stillwater Mining Co.(a)	1,100	13,046
SunCoke Energy, Inc.	600	3,492
Tahoe Resources, Inc.	2,884	43,173
TimkenSteel Corp.	400	3,848
United States Steel Corp.	1,400	23,604
Worthington Industries, Inc.	500	21,150

		453,421

Multi-Utilities – 0.5%
Avista Corp.	600	26,880
Black Hills Corp.	493	31,079
MDU Resources Group, Inc.	1,900	45,600
NorthWestern Corp.	455	28,697
Unitil Corp.	200	8,534
Vectren Corp.	792	41,714

		182,504

See Accompanying Notes to Financial Statements.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Multiline Retail – 0.2%
Big Lots, Inc.	473	$23,702
Dillard’s, Inc. Class A Class A	205	12,423
Fred’s, Inc. Class A	400	6,444
JC Penney Co., Inc.(a)	3,000	26,640
Ollie’s Bargain Outlet Holdings, Inc.(a)	202	5,028
Sears Holdings Corp.(a)	100	1,361
Tuesday Morning Corp.(a)	500	3,510

		79,108

Oil, Gas & Consumable Fuels – 2.6%
Alon USA Energy, Inc.	200	1,296
Antero Resources Corp.(a)	1,574	40,893
Ardmore Shipping Corp.	100	677
Bill Barrett Corp.(a)	500	3,195
California Resources Corp.	402	4,904
Callon Petroleum Co.(a)	1,104	12,398
Carrizo Oil & Gas, Inc.(a)	600	21,510
Cheniere Energy, Inc.(a)	1,915	71,908
Clayton Williams Energy, Inc.(a)	38	1,043
Clean Energy Fuels Corp.(a)	800	2,776
Cobalt International Energy, Inc.(a)	3,200	4,288
CONSOL Energy, Inc.	2,200	35,398
Contango Oil & Gas Co.(a)	100	1,224
Continental Resources, Inc.(a)	847	38,344
CVR Energy, Inc.	100	1,550
Delek US Holdings, Inc.	500	6,605
Denbury Resources, Inc.	3,415	12,260
DHT Holdings, Inc.	696	3,501
Diamondback Energy, Inc.(a)	700	63,847
Dorian LPG, Ltd.(a)	300	2,115
Eclipse Resources Corp.(a)	400	1,336
Energen Corp.	1,012	48,789
EP Energy Corp. Class A(a)	200	1,036
Evolution Petroleum Corp.	200	1,094
EXCO Resources, Inc.(a)	1,556	2,023
Frontline, Ltd.	520	4,092
GasLog, Ltd.	400	5,192
Gener8 Maritime, Inc.(a)	400	2,560
Golar LNG, Ltd.	800	12,400
Green Plains, Inc.	347	6,843
Gulfport Energy Corp.(a)	1,200	37,512
HollyFrontier Corp.	1,555	36,962
Jones Energy, Inc. Class A(a)	400	1,648
Kosmos Energy, Ltd.(a)	1,500	8,175
Laredo Petroleum, Inc.(a)	1,300	13,624
Matador Resources Co.(a)	800	15,840
Memorial Resource Development Corp.(a)	1,000	15,880
Navios Maritime Acquisition Corp.	400	628
Nordic American Tankers, Ltd.	840	11,668
Northern Oil and Gas, Inc.(a)	700	3,234
Oasis Petroleum, Inc.(a)	1,800	16,812
Overseas Shipholding Group, Inc. Class A	300	3,297
Pacific Ethanol, Inc.(a)	200	1,090
Panhandle Oil and Gas, Inc. Class A	100	1,667
Par Pacific Holdings, Inc.(a)	300	4,602
Parsley Energy, Inc. Class A(a)	1,449	39,210
PBF Energy, Inc. Class A	949	22,567
PDC Energy, Inc.(a)	460	26,501
QEP Resources, Inc.	2,100	37,023
Renewable Energy Group, Inc.(a)	400	3,532
REX American Resources Corp.(a)	34	2,034
Rice Energy, Inc.(a)	1,142	25,170
Ring Energy, Inc.(a)	200	1,764
RSP Permian, Inc.(a)	761	26,551
Sanchez Energy Corp.(a)	600	4,236
Scorpio Tankers, Inc.	1,600	6,720
SemGroup Corp. Class A	429	13,968
Ship Finance International, Ltd.	500	7,370
SM Energy Co.	656	17,712
Synergy Resources Corp.(a)	1,700	11,322
Targa Resources Corp.	1,571	66,202
Teekay Corp.	343	2,446
Teekay Tankers, Ltd. Class A	700	2,086
Western Refining, Inc.	662	13,657
Westmoreland Coal Co.(a)	100	952
Whiting Petroleum Corp.(a)	1,900	17,594
World Fuel Services Corp.	701	33,290
WPX Energy, Inc.(a)	2,700	25,137

		994,780

Paper & Forest Products – 0.3%
Boise Cascade Co.(a)	400	9,180
Clearwater Paper Corp.(a)	179	11,701
Deltic Timber Corp.	108	7,250
Domtar Corp.	614	21,496
KapStone Paper and Packaging Corp.	798	10,382
Louisiana-Pacific Corp.(a)	1,426	24,741
Neenah Paper, Inc.	146	10,566
PH Glatfelter Co.	400	7,824
Schweitzer-Mauduit International, Inc.	300	10,584

		113,724

Personal Products – 0.4%
Avon Products, Inc.	4,200	15,876
Coty, Inc. Class A	434	11,280
Edgewell Personal Care Co.(a)	594	50,139
Elizabeth Arden, Inc.(a)	200	2,752
Herbalife, Ltd.(a)	702	41,088
Inter Parfums, Inc.	200	5,714
Lifevantage Corp.(a)	100	1,360
Medifast, Inc.	100	3,327
Natural Health Trends Corp.	51	1,438
Nature’s Sunshine Products, Inc.	100	953
Nu Skin Enterprises, Inc. Class A	600	27,714
Nutraceutical International Corp.(a)	100	2,315
Revlon, Inc. Class A(a)	100	3,218
USANA Health Sciences, Inc.(a)	53	5,906

		173,080

Pharmaceuticals – 0.8%
Aclaris Therapeutics, Inc.(a)	58	1,071
Aerie Pharmaceuticals, Inc.(a)	200	3,520
Akorn, Inc.(a)	844	24,041
Amphastar Pharmaceuticals, Inc.(a)	300	4,836
ANI Pharmaceuticals, Inc.(a)	86	4,801
Aratana Therapeutics, Inc.(a)	200	1,264
Bio-Path Holdings, Inc.(a)	800	1,592
Catalent, Inc.(a)	982	22,576
Cempra, Inc.(a)	400	6,596
Collegium Pharmaceutical, Inc.(a)	67	794

See Accompanying Notes to Financial Statements.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Pharmaceuticals – (continued)
Corcept Therapeutics, Inc.(a)	700	$3,822
Depomed, Inc.(a)	600	11,772
Dermira, Inc.(a)	200	5,850
Durect Corp.(a)	600	732
Endocyte, Inc.(a)	400	1,284
Heska Corp.(a)	58	2,156
Horizon Pharma PLC(a)	1,537	25,314
Impax Laboratories, Inc.(a)	666	19,194
Innoviva, Inc.	800	8,424
Intersect ENT, Inc.(a)	200	2,586
Intra-Cellular Therapies, Inc.(a)	356	13,820
Lannett Co., Inc.(a)	297	7,066
Medicines Co.(a)	659	22,162
Nektar Therapeutics(a)	1,200	17,076
Ocular Therapeutix, Inc.(a)	100	495
Omeros Corp.(a)	300	3,156
Pacira Pharmaceuticals, Inc.(a)	337	11,367
Paratek Pharmaceuticals, Inc.(a)	100	1,391
Phibro Animal Health Corp. Class A	200	3,732
Prestige Brands Holdings, Inc.(a)	516	28,587
Relypsa, Inc.(a)	300	5,550
Revance Therapeutics, Inc.(a)	200	2,720
Sagent Pharmaceuticals, Inc.(a)	200	2,996
SciClone Pharmaceuticals, Inc.(a)	500	6,530
Sucampo Pharmaceuticals, Inc. Class A(a)	162	1,777
Supernus Pharmaceuticals, Inc.(a)	500	10,185
Teligent, Inc.(a)	500	3,570
Tetraphase Pharmaceuticals, Inc.(a)	200	860
TherapeuticsMD, Inc.(a)	1,300	11,050
Theravance Biopharma, Inc.(a)	304	6,898
WaVe Life Sciences, Ltd.(a)	100	2,069
XenoPort, Inc.(a)	700	4,928
Zogenix, Inc.(a)	300	2,415

		322,625

Professional Services – 0.9%
Acacia Research Corp.	300	1,320
Advisory Board Co.(a)	428	15,147
Barrett Business Services, Inc.	39	1,611
CBIZ, Inc.(a)	500	5,205
CEB, Inc.	332	20,478
CRA International, Inc.(a)	100	2,522
Exponent, Inc.	231	13,493
Franklin Covey Co.(a)	83	1,272
FTI Consulting, Inc.(a)	400	16,272
GP Strategies Corp.(a)	100	2,169
Heidrick & Struggles International, Inc.	200	3,376
Hill International, Inc.(a)	500	2,035
Huron Consulting Group, Inc.(a)	220	13,292
ICF International, Inc.(a)	202	8,262
IHS, Inc. Class A(a)	653	75,493
Insperity, Inc.	143	11,044
Kelly Services, Inc. Class A	300	5,691
Kforce, Inc.	200	3,378
Korn/Ferry International	555	11,488
ManpowerGroup, Inc.	702	45,167
Mistras Group, Inc.(a)	187	4,464
Navigant Consulting, Inc.(a)	400	6,460
On Assignment, Inc.(a)	560	20,692
Resources Connection, Inc.	300	4,434
RPX Corp.(a)	500	4,585
TransUnion(a)	500	16,720
TriNet Group, Inc.(a)	400	8,316
TrueBlue, Inc.(a)	400	7,568
WageWorks, Inc.(a)	354	21,173

		353,127

Real Estate Investment Trusts (REITS) – 11.0%
Acadia Realty Trust	647	22,981
AG Mortgage Investment Trust, Inc. REIT	200	2,888
Agree Realty Corp.	256	12,349
Alexander’s, Inc. REIT	22	9,003
Alexandria Real Estate Equities, Inc.	713	73,810
Altisource Residential Corp. REIT	627	5,762
American Assets Trust, Inc.	442	18,759
American Campus Communities, Inc.	1,272	67,251
American Capital Agency Corp.	3,193	63,285
American Capital Mortgage Investment Corp. REIT	500	7,895
American Homes 4 Rent Class A	1,597	32,707
Annaly Capital Management, Inc.	9,172	101,534
Anworth Mortgage Asset Corp. REIT	1,000	4,700
Apollo Commercial Real Estate Finance, Inc. REIT	500	8,035
Apollo Residential Mortgage, Inc. REIT	355	4,757
Apple Hospitality REIT, Inc.	1,700	31,977
Ares Commercial Real Estate Corp. REIT	300	3,687
Armada Hoffler Properties, Inc. REIT	400	5,496
ARMOUR Residential REIT, Inc.	300	6,000
Ashford Hospitality Prime, Inc.	223	3,153
Ashford Hospitality Trust, Inc.	651	3,496
Bluerock Residential Growth REIT, Inc.	100	1,300
Brandywine Realty Trust	1,700	28,560
Brixmor Property Group, Inc.	1,891	50,036
Camden Property Trust	820	72,504
Capstead Mortgage Corp.	910	8,827
Care Capital Properties, Inc.	852	22,331
CareTrust REIT, Inc.	600	8,268
CatchMark Timber Trust, Inc. Class A	400	4,888
CBL & Associates Properties, Inc.	1,600	14,896
Cedar Realty Trust, Inc.	853	6,338
Chatham Lodging Trust REIT	383	8,418
Chesapeake Lodging Trust	600	13,950
Chimera Investment Corp.	1,815	28,496
City Office REIT, Inc. REIT	200	2,596
Colony Capital, Inc. Class A	1,082	16,609
Colony Starwood Homes	619	18,830
Columbia Property Trust, Inc.	1,169	25,017
Communications Sales & Leasing, Inc.(a)	1,200	34,680
Community Healthcare Trust, Inc. REIT	100	2,114
CorEnergy Infrastructure Trust, Inc.	160	4,616
CoreSite Realty Corp.	341	30,243

See Accompanying Notes to Financial Statements.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Real Estate Investment Trusts (REITS) – (continued)
Corporate Office Properties Trust	900	$26,613
Corrections Corp. of America	1,125	39,398
Cousins Properties, Inc.	2,000	20,800
CubeSmart REIT	1,742	53,793
CyrusOne, Inc. REIT	746	41,522
CYS Investments, Inc. REIT	1,400	11,718
DCT Industrial Trust, Inc. REIT	884	42,467
DDR Corp. REIT	3,003	54,474
DiamondRock Hospitality Co.	2,000	18,060
Douglas Emmett, Inc.	1,437	51,042
Duke Realty Corp.	3,358	89,524
DuPont Fabros Technology, Inc.	753	35,798
Dynex Capital, Inc. REIT	600	4,164
Easterly Government Properties, Inc.	200	3,946
EastGroup Properties, Inc.	328	22,606
Education Realty Trust, Inc.	696	32,113
Empire State Realty Trust, Inc. Class A	1,224	23,244
EPR Properties	605	48,811
Equity Commonwealth(a)	1,243	36,209
Equity LifeStyle Properties, Inc.	733	58,677
Equity One, Inc.	900	28,962
FelCor Lodging Trust, Inc.	1,300	8,099
First Industrial Realty Trust, Inc.	1,173	32,633
First Potomac Realty Trust	446	4,103
Forest City Realty Trust, Inc. Class A	2,201	49,104
Four Corners Property Trust, Inc.	609	12,539
Franklin Street Properties Corp.	861	10,565
Gaming and Leisure Properties, Inc.	1,796	61,926
GEO Group, Inc.	700	23,926
Getty Realty Corp.	205	4,397
Gladstone Commercial Corp.	200	3,378
Global Net Lease, Inc.	1,625	12,919
Government Properties Income Trust	657	15,150
Gramercy Property Trust REIT	4,075	37,572
Great Ajax Corp.	100	1,387
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	397	8,575
Hatteras Financial Corp.	1,000	16,400
Healthcare Realty Trust, Inc. REIT	1,053	36,845
Healthcare Trust of America, Inc. Class A	1,366	44,177
Hersha Hospitality Trust	400	6,860
Highwoods Properties, Inc.	945	49,896
Hospitality Properties Trust	1,500	43,200
Hudson Pacific Properties, Inc. REIT	800	23,344
Independence Realty Trust, Inc.	373	3,051
InfraREIT, Inc.(a)	400	7,016
Invesco Mortgage Capital, Inc. REIT	1,100	15,059
Investors Real Estate Trust	1,200	7,764
iStar, Inc.(a)	800	7,672
Kilroy Realty Corp. REIT	888	58,866
Kite Realty Group Trust	783	21,948
Ladder Capital Corp. REIT	419	5,112
Lamar Advertising Co. Class A	801	53,106
LaSalle Hotel Properties	1,076	25,372
Lexington Realty Trust	2,200	22,242
Liberty Property Trust REIT	1,470	58,388
LTC Properties, Inc.	354	18,312
Mack-Cali Realty Corp.	900	24,300
Medical Properties Trust, Inc.	2,277	34,633
MFA Financial, Inc.	3,700	26,899
Mid-America Apartment Communities, Inc.	736	78,310
Monmouth Real Estate Investment Corp.	679	9,004
Monogram Residential Trust, Inc.	1,600	16,336
National Health Investors, Inc.	362	27,183
National Retail Properties, Inc.	1,368	70,753
National Storage Affiliates Trust	200	4,164
New Residential Investment Corp. REIT	2,300	31,832
New Senior Investment Group, Inc.	800	8,544
New York Mortgage Trust, Inc. REIT	900	5,490
New York REIT, Inc.	1,600	14,800
NexPoint Residential Trust, Inc.	200	3,640
NorthStar Realty Europe Corp. REIT	600	5,550
NorthStar Realty Finance Corp.	1,700	19,431
Omega Healthcare Investors, Inc.	1,832	62,196
One Liberty Properties, Inc.	100	2,385
Orchid Island Capital, Inc.	100	1,029
Outfront Media, Inc.	1,367	33,040
Owens Realty Mortgage, Inc. REIT	100	1,664
Paramount Group, Inc. REIT	1,700	27,098
Parkway Properties, Inc.	800	13,384
Pebblebrook Hotel Trust	700	18,375
Pennsylvania Real Estate Investment Trust	692	14,843
PennyMac Mortgage Investment Trust REIT	741	12,026
Physicians Realty Trust REIT	1,300	27,313
Piedmont Office Realty Trust, Inc. Class A	1,405	30,264
Post Properties, Inc. REIT	526	32,112
Potlatch Corp.	400	13,640
Preferred Apartment Communities, Inc. Class A	200	2,944
PS Business Parks, Inc.	191	20,261
QTS Realty Trust, Inc. Class A, REIT	448	25,079
RAIT Financial Trust	1,093	3,421
Ramco-Gershenson Properties Trust	700	13,727
Rayonier, Inc.	1,262	33,115
Redwood Trust, Inc.	800	11,048
Regency Centers Corp.	941	78,790
Resource Capital Corp. REIT	375	4,823
Retail Opportunity Investments Corp.	1,000	21,670
Retail Properties of America, Inc. Class A	2,300	38,870
Rexford Industrial Realty, Inc.	607	12,802
RLJ Lodging Trust REIT	1,200	25,740
Rouse Properties, Inc.	300	5,475
Ryman Hospitality Properties, Inc.	427	21,628
Sabra Health Care REIT, Inc.	600	12,381
Saul Centers, Inc.	112	6,912
Select Income REIT	600	15,594

See Accompanying Notes to Financial Statements.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Real Estate Investment Trusts (REITS) – (continued)
Senior Housing Properties Trust	2,300	$47,909
Seritage Growth Properties Class A REIT	238	11,862
Silver Bay Realty Trust Corp. REIT	300	5,109
Sovran Self Storage, Inc.	438	45,955
Spirit Realty Capital, Inc. REIT	4,577	58,448
STAG Industrial, Inc. REIT	700	16,667
Starwood Property Trust, Inc.	2,300	47,656
STORE Capital Corp.	1,447	42,614
Summit Hotel Properties, Inc.	800	10,592
Sun Communities, Inc. REIT	599	45,907
Sunstone Hotel Investors, Inc. REIT	2,043	24,659
Tanger Factory Outlet Centers, Inc.	958	38,492
Taubman Centers, Inc.	592	43,926
Terreno Realty Corp.	400	10,348
Tier REIT, Inc.	455	6,975
Two Harbors Investment Corp.	3,400	29,104
UMH Properties, Inc.	300	3,375
United Development Funding IV	200	640
Universal Health Realty Income Trust	100	5,718
Urban Edge Properties	900	26,874
Urstadt Biddle Properties, Inc. Class A	300	7,434
VEREIT, Inc.	8,784	89,070
Washington Real Estate Investment Trust	702	22,085
Weingarten Realty Investors REIT	1,117	45,596
Western Asset Mortgage Capital Corp.	400	3,756
Whitestone REIT	300	4,524
WP Carey, Inc.	1,002	69,559
WP Glimcher, Inc.	1,800	20,142
Xenia Hotels & Resorts, Inc.	1,100	18,458

		4,275,858

Real Estate Management & Development – 0.5%
Alexander & Baldwin, Inc.	518	18,721
Altisource Portfolio Solutions SA(a)	100	2,784
AV Homes, Inc.(a)	100	1,222
Consolidated-Tomoka Land Co.	23	1,092
Forestar Group, Inc.(a)	400	4,756
FRP Holdings, Inc.(a)	45	1,553
HFF, Inc. Class A	346	9,992
Howard Hughes Corp.(a)	347	39,669
Jones Lang LaSalle, Inc.	432	42,098
Kennedy-Wilson Holdings, Inc.	900	17,064
Marcus & Millichap, Inc.(a)	100	2,541
RE/MAX Holdings, Inc. Class A	200	8,052
Realogy Holdings Corp.(a)	1,425	41,353
RMR Group, Inc. Class A(a)	46	1,425
St. Joe Co.(a)	500	8,860
Tejon Ranch Co.(a)	100	2,364

		203,546

Road & Rail – 0.7%
AMERCO	68	25,469
ArcBest Corp.	200	3,250
Avis Budget Group, Inc.(a)	802	25,848
Celadon Group, Inc.	300	2,451
Covenant Transportation Group, Inc. Class A(a)	100	1,807
Genesee & Wyoming, Inc. Class A(a)	546	32,187
Heartland Express, Inc.	400	6,956
Hertz Global Holdings, Inc.(a)	3,580	39,631
Knight Transportation, Inc.	600	15,948
Landstar System, Inc.	429	29,455
Marten Transport, Ltd.	193	3,821
Old Dominion Freight Line, Inc.(a)	668	40,287
Roadrunner Transportation Systems, Inc.(a)	200	1,492
Saia, Inc.(a)	200	5,028
Swift Transportation Co.(a)	831	12,806
USA Truck, Inc.(a)	100	1,751
Werner Enterprises, Inc.	400	9,188
YRC Worldwide, Inc.(a)	200	1,760

		259,135

Semiconductors & Semiconductor Equipment – 2.1%
Acacia Communications, Inc.(a)	100	3,994
Advanced Energy Industries, Inc.(a)	400	15,184
Advanced Micro Devices, Inc.(a)	6,200	31,868
Alpha & Omega Semiconductor, Ltd.(a)	187	2,605
Ambarella, Inc.(a)	300	15,243
Amkor Technology, Inc.(a)	1,052	6,049
Applied Micro Circuits Corp.(a)	800	5,136
Axcelis Technologies, Inc.(a)	1,100	2,959
Brooks Automation, Inc.	700	7,854
Cabot Microelectronics Corp.	281	11,898
Cavium, Inc.(a)	527	20,342
CEVA, Inc.(a)	200	5,434
Cirrus Logic, Inc.(a)	640	24,826
Cohu, Inc.	200	2,170
Cree, Inc.(a)	1,000	24,440
Cypress Semiconductor Corp.	3,039	32,061
Diodes, Inc.(a)	392	7,366
DSP Group, Inc.(a)	300	3,183
Entegris, Inc.(a)	1,400	20,258
Exar Corp.(a)	500	4,025
Fairchild Semiconductor International, Inc.(a)	1,100	21,835
FormFactor, Inc.(a)	665	5,981
Inphi Corp.(a)	449	14,381
Integrated Device Technology, Inc.(a)	1,311	26,390
Intersil Corp. Class A	1,300	17,602
IXYS Corp.	130	1,332
Kopin Corp.(a)	400	888
Lattice Semiconductor Corp.(a)	1,080	5,778
MACOM Technology Solutions Holdings, Inc.(a)	252	8,311
Marvell Technology Group, Ltd.	3,862	36,805
Maxim Integrated Products, Inc.	2,825	100,824
MaxLinear, Inc. Class A(a)	500	8,990
Microsemi Corp.(a)	1,147	37,484
MKS Instruments, Inc.	547	23,554
Monolithic Power Systems, Inc.	377	25,757
Nanometrics, Inc.(a)	200	4,158
NeoPhotonics Corp.(a)	200	1,906
NVE Corp.	26	1,525
ON Semiconductor Corp.(a)	4,107	36,224

See Accompanying Notes to Financial Statements.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Semiconductors & Semiconductor Equipment – (continued)
PDF Solutions, Inc.(a)	300	$4,197
Photronics, Inc.(a)	600	5,346
Power Integrations, Inc.	300	15,021
Rambus, Inc.(a)	1,200	14,496
Rudolph Technologies, Inc.(a)	353	5,482
Semtech Corp.(a)	632	15,080
Sigma Designs, Inc.(a)	200	1,286
Silicon Laboratories, Inc.(a)	429	20,909
SunPower Corp.(a)	555	8,597
Synaptics, Inc.(a)	338	18,167
Teradyne, Inc.	1,975	38,888
Tessera Technologies, Inc.	542	16,607
Ultra Clean Holdings, Inc.(a)	200	1,138
Ultratech, Inc.(a)	222	5,099
Veeco Instruments, Inc.(a)	401	6,641
Xcerra Corp.(a)	600	3,450

		807,024

Software – 4.5%
A10 Networks, Inc.(a)	400	2,588
ACI Worldwide, Inc.(a)	1,100	21,461
American Software, Inc. Class A	200	2,096
ANSYS, Inc.(a)	844	76,593
Aspen Technology, Inc.(a)	855	34,405
Atlassian Corp. PLC Class A(a)	200	5,180
AVG Technologies NV(a)	400	7,596
Barracuda Networks, Inc.(a)	200	3,028
Blackbaud, Inc.	453	30,759
Bottomline Technologies de, Inc.(a)	400	8,612
BroadSoft, Inc.(a)	312	12,801
Cadence Design Systems, Inc.(a)	2,902	70,519
Callidus Software, Inc.(a)	503	10,050
CDK Global, Inc.	1,535	85,177
CommVault Systems, Inc.(a)	442	19,090
Digimarc Corp.(a)	40	1,278
Ebix, Inc.	300	14,370
Ellie Mae, Inc.(a)	290	26,578
EnerNOC, Inc.(a)	200	1,264
Epiq Systems, Inc.	300	4,380
Exa Corp.(a)	100	1,445
Fair Isaac Corp.	301	34,016
FireEye, Inc.(a)	1,453	23,931
Fleetmatics Group PLC(a)	400	17,332
Fortinet, Inc.(a)	1,382	43,657
Gigamon, Inc.(a)	300	11,217
Globant SA(a)	300	11,805
Glu Mobile, Inc.(a)	1,300	2,860
Guidewire Software, Inc.(a)	706	43,603
HubSpot, Inc.(a)	275	11,940
Imperva, Inc.(a)	273	11,742
Infoblox, Inc.(a)	517	9,699
Interactive Intelligence Group, Inc.(a)	191	7,829
Jive Software, Inc.(a)	250	940
Manhattan Associates, Inc.(a)	706	45,276
Mentor Graphics Corp.	1,000	21,260
MicroStrategy, Inc. Class A(a)	92	16,102
Mitek Systems, Inc.(a)	300	2,133
MobileIron, Inc.(a)	404	1,232
Model N, Inc.(a)	200	2,670
Monotype Imaging Holdings, Inc.	393	9,680
NetSuite, Inc.(a)	377	27,446
Nuance Communications, Inc.(a)	2,123	33,182
Park City Group, Inc.(a)	100	897
Paycom Software, Inc.(a)	500	21,605
Paylocity Holding Corp.(a)	200	8,640
Pegasystems, Inc.	361	9,729
Progress Software Corp.(a)	500	13,730
Proofpoint, Inc.(a)	396	24,984
PROS Holdings, Inc.(a)	200	3,486
PTC, Inc.(a)	1,093	41,075
QAD, Inc. Class A	100	1,927
Qlik Technologies, Inc.(a)	900	26,622
Qualys, Inc.(a)	264	7,870
Rapid7, Inc.(a)	200	2,516
RealPage, Inc.(a)	481	10,741
RingCentral, Inc. Class A(a)	585	11,536
Rovi Corp.(a)	800	12,512
Rubicon Project, Inc.(a)	407	5,555
Sapiens International Corp. NV	300	3,513
ServiceNow, Inc.(a)	1,541	102,322
Silver Spring Networks, Inc.(a)	300	3,645
Splunk, Inc.(a)	1,284	69,567
SS&C Technologies Holdings, Inc.	1,652	46,388
Synchronoss Technologies, Inc.(a)	352	11,215
Synopsys, Inc.(a)	1,483	80,201
Tableau Software, Inc. Class A(a)	585	28,618
Take-Two Interactive Software, Inc.(a)	850	32,232
Tangoe, Inc.(a)	400	3,088
Telenav, Inc.(a)	152	775
TiVo, Inc.(a)	917	9,078
TubeMogul, Inc.(a)	158	1,880
Tyler Technologies, Inc.(a)	322	53,681
Ultimate Software Group, Inc.(a)	275	57,830
Varonis Systems, Inc.(a)	90	2,162
VASCO Data Security International, Inc.(a)	300	4,917
Verint Systems, Inc.(a)	629	20,839
VirnetX Holding Corp.(a)	500	2,000
VMware, Inc. Class A(a)	783	44,803
Workday, Inc. Class A(a)	1,118	83,481
Workiva, Inc.(a)	200	2,732
Xura, Inc.(a)	174	4,251
Zendesk, Inc.(a)	787	20,761
Zix Corp.(a)	300	1,125
Zynga, Inc. Class A(a)	6,500	16,185

		1,739,536

Specialty Retail – 1.9%
Aaron’s, Inc.	638	13,966
Abercrombie & Fitch Co. Class A	696	12,396
America’s Car-Mart, Inc.(a)	44	1,243
American Eagle Outfitters, Inc.	1,750	27,877
Asbury Automotive Group, Inc.(a)	222	11,708
Ascena Retail Group, Inc.(a)	1,763	12,323
Barnes & Noble Education, Inc.(a)	400	4,060
Barnes & Noble, Inc.	554	6,288
Big 5 Sporting Goods Corp.	100	927
Boot Barn Holdings, Inc.(a)	100	862
Buckle, Inc.	284	7,381
Build-A-Bear Workshop, Inc.(a)	100	1,342
Burlington Stores, Inc.(a)	678	45,229
Cabela’s, Inc.(a)	553	27,683

See Accompanying Notes to Financial Statements.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Specialty Retail – (continued)
Caleres, Inc.	400	$9,684
Cato Corp. Class A	300	11,316
Chico’s FAS, Inc.	1,200	12,852
Children’s Place, Inc.	181	14,513
Citi Trends, Inc.	100	1,553
Conn’s, Inc.(a)	143	1,075
Container Store Group, Inc.(a)	100	535
CST Brands, Inc.	783	33,732
Destination XL Group, Inc.(a)	200	914
Dick’s Sporting Goods, Inc.	877	39,518
DSW, Inc. Class A	700	14,826
Express, Inc.(a)	749	10,868
Finish Line, Inc. Class A	400	8,076
Five Below, Inc.(a)	554	25,711
Francesca’s Holdings Corp.(a)	375	4,144
GameStop Corp. Class A	1,000	26,580
Genesco, Inc.(a)	205	13,183
GNC Holdings, Inc. Class A Class A	703	17,076
Group 1 Automotive, Inc.	252	12,439
Guess?, Inc.	600	9,030
Haverty Furniture Cos., Inc.	200	3,606
Hibbett Sports, Inc.(a)	234	8,141
Kirkland’s, Inc.(a)	100	1,468
Lithia Motors, Inc. Class A	223	15,849
Lumber Liquidators Holdings, Inc.(a)	176	2,714
MarineMax, Inc.(a)	278	4,718
Mattress Firm Holding Corp.(a)	251	8,421
Michaels Cos., Inc.(a)	891	25,340
Monro Muffler Brake, Inc.	298	18,941
Murphy USA, Inc.(a)	394	29,219
Office Depot, Inc.(a)	5,300	17,543
Outerwall, Inc.	234	9,828
Party City Holdco, Inc.(a)	200	2,782
Penske Automotive Group, Inc.	377	11,860
Pier 1 Imports, Inc.	800	4,112
Rent-A-Center, Inc.	500	6,140
Restoration Hardware Holdings, Inc.(a)	329	9,436
Sally Beauty Holdings, Inc.(a)	1,385	40,733
Select Comfort Corp.(a)	476	10,177
Shoe Carnival, Inc.	100	2,506
Sonic Automotive, Inc. Class A	300	5,133
Sportsman’s Warehouse Holdings, Inc.(a)	100	806
Stage Stores, Inc.	200	976
Stein Mart, Inc.	153	1,181
Tailored Brands, Inc.	452	5,722
Tile Shop Holdings, Inc.(a)	319	6,342
Vitamin Shoppe, Inc.(a)	300	9,171
West Marine, Inc.(a)	182	1,527
Williams-Sonoma, Inc.	848	44,206
Winmark Corp.	12	1,196
Zumiez, Inc.(a)	200	2,862

		753,566

Technology Hardware, Storage & Peripherals – 0.4%
3D Systems Corp.(a)	1,000	13,690
Avid Technology, Inc.(a)	200	1,162
CPI Card Group, Inc.	169	847
Cray, Inc.(a)	366	10,951
Diebold, Inc.	651	16,164
Eastman Kodak Co.(a)	100	1,608
Electronics For Imaging, Inc.(a)	505	21,735
Immersion Corp.(a)	235	1,725
Lexmark International, Inc. Class A	600	22,650
NCR Corp.(a)	1,267	35,185
Nimble Storage, Inc.(a)	600	4,776
Pure Storage, Inc. Class A(a)	600	6,540
Silicon Graphics International Corp.(a)	333	1,675
Stratasys, Ltd.(a)	482	11,033
Super Micro Computer, Inc.(a)	372	9,244
USA Technologies, Inc.(a)	500	2,135

		161,120

Textiles, Apparel & Luxury Goods – 0.9%
Carter’s, Inc.	501	53,341
Columbia Sportswear Co.	287	16,514
Crocs, Inc.(a)	700	7,896
Culp, Inc.	100	2,763
Deckers Outdoor Corp.(a)	320	18,406
Delta Apparel, Inc.(a)	100	2,255
Fossil Group, Inc.(a)	400	11,412
G-III Apparel Group, Ltd.(a)	481	21,991
Iconix Brand Group, Inc.(a)	600	4,056
Kate Spade & Co.(a)	1,200	24,732
lululemon athletica, Inc.(a)	932	68,838
Movado Group, Inc.	200	4,336
Oxford Industries, Inc.	130	7,361
Perry Ellis International, Inc.(a)	100	2,012
Sequential Brands Group, Inc.(a)	310	2,474
Skechers U.S.A., Inc. Class A(a)	1,247	37,061
Steven Madden, Ltd.(a)	600	20,508
Superior Uniform Group, Inc.	100	1,909
Tumi Holdings, Inc.(a)	528	14,119
Unifi, Inc.(a)	100	2,723
Vera Bradley, Inc.(a)	200	2,834
Wolverine World Wide, Inc.	1,000	20,320

		347,861

Thrifts & Mortgage Finance – 1.0%
Astoria Financial Corp.	800	12,264
Bank Mutual Corp.	500	3,840
BankFinancial Corp.	100	1,199
Bear State Financial, Inc.	200	1,886
Beneficial Bancorp, Inc.(a)	800	10,176
BofI Holding, Inc.(a)	600	10,626
BSB Bancorp, Inc.(a)	79	1,789
Capitol Federal Financial, Inc.	1,400	19,530
Charter Financial Corp.	100	1,328
Clifton Bancorp, Inc.	220	3,315
Dime Community Bancshares, Inc.	300	5,103
Essent Group, Ltd.(a)	700	15,267
EverBank Financial Corp.	1,000	14,860
Federal Agricultural Mortgage Corp. Class C	100	3,482
First Defiance Financial Corp.	148	5,750
Flagstar Bancorp, Inc.(a)	200	4,882
Fox Chase Bancorp, Inc.	100	2,034
Hingham Institution for Savings	13	1,598
Home Bancorp, Inc.	100	2,747
HomeStreet, Inc.(a)	274	5,458

See Accompanying Notes to Financial Statements.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Thrifts & Mortgage Finance – (continued)
Impac Mortgage Holdings, Inc.(a)	89	$1,396
Kearny Financial Corp.	900	11,322
LendingTree, Inc.(a)	48	4,240
Meridian Bancorp, Inc.	500	7,390
Meta Financial Group, Inc.	81	4,128
MGIC Investment Corp.(a)	3,200	19,040
Nationstar Mortgage Holdings, Inc.(a)	400	4,504
New York Community Bancorp, Inc.	4,623	69,299
NMI Holdings, Inc. Class A(a)	300	1,644
Northfield Bancorp, Inc.	400	5,932
Northwest Bancshares, Inc.	900	13,347
OceanFirst Financial Corp.	200	3,634
Ocwen Financial Corp.(a)	800	1,368
Oritani Financial Corp.	400	6,396
PennyMac Financial Services, Inc. Class A(a)	100	1,249
PHH Corp.(a)	500	6,660
Provident Financial Services, Inc.	600	11,784
Radian Group, Inc.	2,100	21,882
SI Financial Group, Inc.	100	1,324
Territorial Bancorp, Inc.	55	1,456
TFS Financial Corp.	629	10,831
TrustCo Bank Corp. NY	900	5,769
United Community Financial Corp.	300	1,824
United Financial Bancorp, Inc.	500	6,490
Walker & Dunlop, Inc.(a)	300	6,834
Walter Investment Management Corp.(a)	200	552
Washington Federal, Inc.	900	21,834
Waterstone Financial, Inc.	200	3,066
WSFS Financial Corp.	300	9,657

		391,986

Tobacco – 0.1%
Universal Corp.	241	13,915
Vector Group, Ltd.	800	17,936

		31,851

Trading Companies & Distributors – 0.9%
Air Lease Corp.	1,000	26,780
Aircastle, Ltd.	600	11,736
Applied Industrial Technologies, Inc.	361	16,296
Beacon Roofing Supply, Inc.(a)	549	24,963
BMC Stock Holdings, Inc.(a)	525	9,355
CAI International, Inc.(a)	100	750
DXP Enterprises, Inc.(a)	100	1,493
GATX Corp.	385	16,928
GMS, Inc.(a)	100	2,225
H&E Equipment Services, Inc.	300	5,709
HD Supply Holdings, Inc.(a)	1,930	67,203
Kaman Corp.	299	12,713
MRC Global, Inc.(a)	1,000	14,210
MSC Industrial Direct Co., Inc. Class A	458	32,316
NOW, Inc.(a)	1,000	18,140
Rush Enterprises, Inc. Class A(a)	300	6,465
SiteOne Landscape Supply, Inc.(a)	100	3,399
TAL International Group, Inc.	300	4,023
Textainer Group Holdings, Ltd.	200	2,228
Titan Machinery, Inc.(a)	100	1,115
Univar, Inc.(a)	401	$7,583
Veritiv Corp.(a)	91	3,420
Watsco, Inc.	253	35,595
WESCO International, Inc.(a)	428	22,038

		346,683

Transportation Infrastructure – 0.2%
Macquarie Infrastructure Corp.	716	53,020
Wesco Aircraft Holdings, Inc.(a)	600	8,052

		61,072

Water Utilities – 0.3%
American States Water Co.	346	15,162
Aqua America, Inc.	1,715	61,157
Artesian Resources Corp. Class A	51	1,730
California Water Service Group	476	16,626
Connecticut Water Service, Inc.	100	5,620
Consolidated Water Co., Ltd.	100	1,306
Middlesex Water Co.	200	8,676
SJW Corp.	200	7,876
York Water Co.	100	3,204

		121,357

Wireless Telecommunication Services – 0.5%
Boingo Wireless, Inc.(a)	400	3,568
NII Holdings, Inc.(a)	500	1,590
Shenandoah Telecommunications Co.	450	17,577
Spok Holdings, Inc.	200	3,833
Sprint Corp.(a)	7,374	33,404
T-Mobile US, Inc.(a)	2,841	122,930
Telephone & Data Systems, Inc.	900	26,694
United States Cellular Corp.(a)	100	3,927

		213,523

TOTAL COMMON STOCKS (Cost $38,535,399)		37,931,028

RIGHTS – 0.0%
Dyax Corp. (CVR)(a)	1,009	1,120

SHORT-TERM INVESTMENT – 2.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.47%(c)(d) (Cost $1,096,938)	1,096,938	1,096,938

TOTAL INVESTMENTS – 100.2% (Cost $39,633,457)		39,029,086
Liabilities in Excess of Other Assets – (0.2)%		(82,080)

NET ASSETS – 100.0%		$38,947,006

(a)	Non-income producing security.

(b)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.

(c)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2016 are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at June 30, 2016.

Abbreviations:

CVR	Contingent Value Rights

See Accompanying Notes to Financial Statements.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

At June 30, 2016, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation
S&P 400 (long)	09/16/2016	5	$746,500	$3,499
Russell 2000 (long)	09/16/2016	3	344,220	953

Total unrealized appreciation on open futures contracts purchased				$4,452

During the period ended June 30, 2016, average notional value related to futures contracts was $1,100,443 or 3% of net assets.

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Common Stocks
Aerospace & Defense	$571,417	$–	$–	$571,417
Air Freight & Logistics	81,398	–	–	81,398
Airlines	167,702	–	–	167,702
Auto Components	307,621	–	–	307,621
Automobiles	280,577	–	–	280,577
Banks	2,272,269	–	–	2,272,269
Beverages	35,108	–	–	35,108
Biotechnology	1,426,705	–	–	1,426,705
Building Products	414,960	–	–	414,960
Capital Markets	551,763	–	–	551,763
Chemicals	933,331	–	–	933,331
Commercial Services & Supplies	596,594	–	–	596,594
Communications Equipment	534,313	–	–	534,313
Construction & Engineering	270,478	–	–	270,478
Construction Materials	70,609	–	–	70,609
Consumer Finance	223,601	–	–	223,601
Containers & Packaging	405,119	–	–	405,119
Distributors	61,680	–	–	61,680
Diversified Consumer Services	281,047	–	–	281,047
Diversified Financial Services	322,541	–	–	322,541
Diversified Telecommunication Services	299,961	–	–	299,961
Electric Utilities	521,411	–	–	521,411
Electrical Equipment	205,385	–	–	205,385
Electronic Equipment, Instruments & Components	1,017,492	–	–	1,017,492
Energy Equipment & Services	425,704	–	–	425,704
Food & Staples Retailing	273,336	–	–	273,336
Food Products	752,322	–	–	752,322
Gas Utilities	509,537	–	–	509,537
Health Care Equipment & Supplies	1,114,620	–	–	1,114,620
Health Care Providers & Services	784,715	–	–	784,715
Health Care Technology	242,515	–	–	242,515
Hotels, Restaurants & Leisure	1,363,016	–	–	1,363,016
Household Durables	391,574	–	–	391,574
Household Products	108,648	–	–	108,648
Independent Power Producers & Energy Traders	150,710	–	–	150,710
Industrial Conglomerates	72,992	–	–	72,992
Insurance	1,577,661	–	–	1,577,661
Internet & Catalog Retail	283,750	–	–	283,750
Internet Software & Services	993,511	–	–	993,511
IT Services	1,238,774	–	–	1,238,774
Leisure Equipment & Products	165,788	–	–	165,788
Life Sciences Tools & Services	456,711	–	–	456,711
Machinery	1,246,579	–	–	1,246,579
Marine	51,926	–	–	51,926

See Accompanying Notes to Financial Statements.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Media	$1,487,070	$–	$–	$1,487,070
Metals & Mining	453,421	–	–	453,421
Multi-Utilities	182,504	–	–	182,504
Multiline Retail	79,108	–	–	79,108
Oil, Gas & Consumable Fuels	994,780	–	–	994,780
Paper & Forest Products	113,724	–	–	113,724
Personal Products	173,080	–	–	173,080
Pharmaceuticals	322,625	–	–	322,625
Professional Services	353,127	–	–	353,127
Real Estate Investment Trusts (REITs)	4,275,218	640	–	4,275,858
Real Estate Management & Development	203,546	–	–	203,546
Road & Rail	259,135	–	–	259,135
Semiconductors & Semiconductor Equipment	807,024	–	–	807,024
Software	1,739,536	–	–	1,739,536
Specialty Retail	753,566	–	–	753,566
Technology Hardware, Storage & Peripherals	161,120	–	–	161,120
Textiles, Apparel & Luxury Goods	347,861	–	–	347,861
Thrifts & Mortgage Finance	391,986	–	–	391,986
Tobacco	31,851	–	–	31,851
Trading Companies & Distributors	346,683	–	–	346,683
Transportation Infrastructure	61,072	–	–	61,072
Water Utilities	121,357	–	–	121,357
Wireless Telecommunication Services	213,523	–	–	213,523
Rights
Biotechnology	–	1,120	–	1,120
Short-Term Investment	1,096,938	–	–	1,096,938

Total Investments	$39,027,326	$1,760	$–	$39,029,086

Other Financial Instruments:
Futures Contracts (a)	4,452	–	–	4,452

Total Investments and Other Financial Instruments	$39,031,778	$1,760	$–	$39,033,538

(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of shares held at 12/31/15	Value at 12/31/15	Shares purchased	Shares sold	Number of shares held at 6/30/16	Value at 6/30/16	Dividend income	Realized gain (loss)
State Street Institutional Liquid Reserves Fund, Premier Class	976,457	$976,457	13,897,514	13,777,033	1,096,938	$1,096,938	$2,610	$–

See Accompanying Notes to Financial Statements.

State Street Institutional Investment Trust

Statements of Assets and Liabilities

June 30, 2016 (Unaudited)

	State Street Aggregate Bond Index Portfolio	State Street Global Equity ex-U.S. Index Portfolio	State Street Small/Mid Cap Equity Index Portfolio
Assets
Investments in unaffiliated issuers, at value (Note 2)	$97,946,556	$226,908,192	$37,932,148
Investments in affiliated issuers, at value (Note 2)	6,119,299	5,417,303	1,096,938

Total Investments	104,065,855	232,325,495	39,029,086
Foreign currency, at value	–	1,493,915	–
Cash at broker	–	326,750	47,200
Cash	19,643	–	15,318
Receivable from broker – variation margin on open futures contracts	–	401,152	19,740
Receivable for investments sold	1,002,394	56,545	175,125
Receivable for fund shares sold	285,200	2,594,074	16,740
Dividends and interest receivable – unaffiliated issuers (Note 2)	516,113	671,352	48,024
Dividends receivable – affiliated issuers (Note 2)	2,195	841	521
Receivable from Adviser (Note 5)	31,411	56,498	16,180
Receivable for foreign taxes recoverable	–	253,806	–

Total assets	105,922,811	238,180,428	39,367,934

Liabilities
Payable for investments purchased	1,272,470	2,766,030	277,383
Payable for when issued/delayed securities purchased	5,750,450	–	–
Payable for fund shares repurchased	221,390	3,750	130,691
Deferred foreign taxes payable	–	18,956	–
Advisory fee payable (Note 5)	1,400	16	1
Custodian fees payable (Note 5)	–	38,413	–
Registration and filing fees payable	6,660	6,195	5,105
Professional fees payable	22,338	21,213	4,685
Printing and postage fees payable	5,114	5,626	139
Accrued expenses and other liabilities	450	6,452	2,924

Total liabilities	7,280,272	2,866,651	420,928

Net Assets	$98,642,539	$235,313,777	$38,947,006

Net assets consist of:
Paid-in Capital	$95,891,312	$250,536,481	$39,236,216
Undistributed (distribution in excess of) net investment income (loss)	5,814	3,216,825	287,964
Accumulated net realized gain (loss) on investments and foreign currency transactions	34,088	(1,606,424)	22,745
Net unrealized appreciation (depreciation) on:
Investments**	2,711,325	(16,961,693)	(604,371)
Foreign currency transactions	–	2,768	–
Futures contracts	–	125,820	4,452

Net Assets	$98,642,539	$235,313,777	$38,947,006

Net asset value per share
Net asset value per share	$10.30	$8.48	$9.56

Shares outstanding	9,579,610	27,762,591	4,075,473

Cost of Investments:
Investments in unaffiliated issuers	$95,235,231	$243,850,929	$38,536,519
Investments in affiliated issuers	6,119,299	5,417,303	1,096,938

Total cost of investments	$101,354,530	$249,268,232	$39,633,457

Foreign currency, at cost	$–	$1,483,572	$–

**Includes deferred foreign taxes	$–	$18,956	$–

See Accompanying Notes to Financial Statements.

State Street Institutional Investment Trust

Statements of Operations

For the Six Months Ended June 30, 2016 (Unaudited)

	State Street Aggregate Bond Index Portfolio	State Street Global Equity ex-U.S. Index Portfolio	State Street Small/Mid Cap Equity Index Portfolio
Investment Income
Interest income	$1,070,495	$–	$15
Dividend income – unaffiliated issuers (Note 2)	–	3,700,111	291,421
Dividend income – affiliated issuers (Note 2)	19,952	5,686	2,610
Foreign taxes withheld	–	(355,527)	(453)

Total investment income (loss)	1,090,447	3,350,270	293,593

Expenses
Administration fees (Note 5)	5,786	19,083	2,136
Custodian fees (Note 5)	–	127,362	–
Trustees’ fees and expenses (Note 6)	7,663	7,666	7,655
Registration and filing fees	2,749	5,027	5,613
Professional fees	63,815	62,688	38,779
Printing and postage expenses	5,787	5,811	2,797
Insurance expense	7,587	7,598	–
Interest expense	–	28	19
Miscellaneous expenses	1,083	3,900	1,477

Total expenses	94,470	239,163	58,476

Expenses waived/reimbursed by the Adviser (Note 5)	(89,134)	(180,285)	(53,290)

Net expenses	5,336	58,878	5,186

Net Investment Income (loss)	1,085,111	3,291,392	288,407

Realized and Unrealized Gain (loss)
Net realized gain (loss) on:
Investment transactions – unaffiliated issuers*	163,057	(674,739)	41,677
Foreign currency transactions	–	(174,576)	–
Futures contracts	–	245,394	90,555

Net realized gain (loss)	163,057	(603,921)	132,232

Net change in unrealized appreciation/depreciation on:
Investment transactions – unaffiliated issuers**	3,551,645	(3,048,449)	1,130,580
Foreign currency transactions	–	15,223	–
Futures contracts	–	62,370	(12,890)

Net change in unrealized appreciation/depreciation	3,551,645	(2,970,856)	1,117,690

Net Realized and Unrealized Gain (loss)	3,714,702	(3,574,777)	1,249,922

Net Increase (Decrease) in Net Assets from Operations	$4,799,813	$(283,385)	$1,538,329

* Includes foreign capital gain taxes	$–	$(222)	$–

**Includes foreign deferred taxes	$–	$(18,956)	$–

See Accompanying Notes to Financial Statements.

State Street Institutional Investment Trust

Statements of Changes in Net Assets

	State Street Aggregate Bond Index Portfolio		State Street Global Equity ex-U.S. Index Portfolio
	Six Months Ended 6/30/16 (Unaudited)	Year Ended 12/31/15	Six Months Ended 6/30/16 (Unaudited)	Year Ended 12/31/15
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$1,085,111	$1,450,870	$3,291,392	$2,457,575
Net realized gain (loss)	163,057	516,297	(603,921)	(999,233)
Net change in unrealized appreciation/depreciation	3,551,645	(1,351,934)	(2,970,856)	(10,001,735)

Net increase (decrease) in net assets resulting from operations	4,799,813	615,233	(283,385)	(8,543,393)

Distributions to Shareholders From:
Net investment income	(1,054,049)	(1,321,087)	–	(2,500,924)
Net realized gains	–	(939,187)	–	–
Return of capital	–	(143,433)	–	–

Total distributions to shareholders	(1,054,049)	(2,403,707)	–	(2,500,924)

From Beneficial Interest Transactions:
Proceeds from sale of shares sold	13,177,966	43,053,139	121,763,411	88,218,101
Reinvestment of distributions	1,054,049	2,403,707	–	2,500,924
Cost of shares redeemed	(3,177,221)	(39,871,948)	(3,627,501)	(11,674,037)

Net increase (decrease) in net assets from beneficial interest transactions	11,054,794	5,584,898	118,135,910	79,044,988

Voluntary contribution from Adviser	–	1,087	–	670

Net increase (decrease) in net assets during the period	14,800,558	3,797,511	117,852,525	68,001,341

Net assets at beginning of period	83,841,981	80,044,470	117,461,252	49,459,911

Net Assets at end of Period	$98,642,539	$83,841,981	$235,313,777	$117,461,252

Undistributed (distribution in excess of) net investment income (loss)	$5,814	$(25,248)	$3,216,825	$(74,567)

Shares of Beneficial Interest:
Shares sold	1,312,781	4,249,283	14,301,388	9,497,332
Reinvestment of distributions	103,916	239,374	–	300,231
Shares redeemed	(314,311)	(3,906,083)	(441,511)	(1,291,303)

Net increase (decrease)	1,102,386	582,574	13,859,877	8,506,260

*	Inception date.

See Accompanying Notes to Financial Statements.

State Street Institutional Investment Trust

Statements of Changes in Net Assets

	State Street Small/Mid Cap Equity Index Portfolio
	Six Months Ended 6/30/16 (Unaudited)	Year Ended 12/31/15*
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$288,407	$159,432
Net realized gain (loss)	132,232	(72,317)
Net change in unrealized appreciation/depreciation	1,117,690	(1,717,609)

Net increase (decrease) in net assets resulting from operations	1,538,329	(1,630,494)

Distributions to Shareholders From:
Net investment income	–	(170,569)
Net realized gains	–	(37,397)
Return of capital	–	–

Total distributions to shareholders	–	(207,966)

From Beneficial Interest Transactions:
Proceeds from sale of shares sold	10,303,964	32,157,103
Reinvestment of distributions	–	207,966
Cost of shares redeemed	(1,046,583)	(2,375,313)

Net increase (decrease) in net assets from beneficial interest transactions	9,257,381	29,989,756

Voluntary contribution from Adviser	–	–

Net increase (decrease) in net assets during the period	10,795,710	28,151,296

Net assets at beginning of period	28,151,296	–

Net Assets at end of Period	$38,947,006	$28,151,296

Undistributed (distribution in excess of) net investment income (loss)	$287,964	$(443)

Shares of Beneficial Interest:
Shares sold	1,165,282	3,259,393
Reinvestment of distributions	–	22,778
Shares redeemed	(118,109)	(253,871)

Net increase (decrease)	1,047,173	3,028,300

*	Inception date.

See Accompanying Notes to Financial Statements.

State Street Institutional Investment Trust

Financial Highlights

Selected data for a share outstanding throughout each period

	State Street Aggregate Bond Index Portfolio
	Six Months Ended 6/30/16 (Unaudited)		Year Ended 12/31/15		For thePeriod 9/19/14* – 12/31/14
Net asset value, beginning of period	$9.89		$10.14		$10.00

Income (loss) from investment operations:
Net investment income (loss)(a)	0.12		0.20		0.04
Net realized and unrealized gain (loss)	0.40		(0.13)		0.16

Total from investment operations	0.52		0.07		0.20

Voluntary contribution from Adviser	–		0.00	(b)	0.00	(b)

Distributions to shareholders from:
Net investment income	(0.11)		(0.19)		(0.04)
Net realized gains	–		(0.11)		(0.02)
Return of capital	–		(0.02)		–

Total distributions	(0.11)		(0.32)		(0.06)

Net asset value, end of period	$10.30		$9.89		$10.14

Total return(c)	5.31	%(d)	0.65	%(e)	2.00	%(d)(f)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$98,643		$83,842		$80,044
Ratios to average net assets:
Total expenses	0.20	%(g)	0.17%		0.25	%(g)
Net expenses	0.01	%(g)	0.03%		0.04	%(g)
Net investment income (loss)	2.32	%(g)	2.00%		1.52	%(g)
Portfolio turnover rate	111	%(d)	62%		16	%(d)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)	Amount is less than $0.005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(d)	Not annualized.

(e)	If the Adviser had not made a voluntary contribution during the year ended 12/31/15, the total return would have decreased by less than 0.005%.

(f)	If the Adviser had not made a voluntary contribution during the period ended 12/31/14, the total return would have decreased by less than 0.005%.

(g)	Annualized.

See Accompanying Notes to Financial Statements.

State Street Institutional Investment Trust

Financial Highlights

Selected data for a share outstanding throughout each period

	State Street Global Equity ex-U.S. Index Portfolio
	Six Months Ended 6/30/16 (Unaudited)		Year Ended 12/31/15		For the Period 9/17/14* – 12/31/14
Net asset value, beginning of period	$8.45		$9.17		$10.00

Income (loss) from investment operations:
Net investment income (loss)(a)	0.17		0.25		0.05
Net realized and unrealized gain (loss)	(0.14)		(0.79)		(0.82)

Total from investment operations	0.03		(0.54)		(0.77)

Voluntary contribution from Adviser	–		0.00	(b)	0.00	(b)

Distributions to shareholders from:
Net investment income	–		(0.18)		(0.06)

Net asset value, end of period	$8.48		$8.45		$9.17

Total return(c)	0.36	%(d)	(5.84	)%(e)	(7.72	)%(d)(f)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$235,314		$117,461		$49,460
Ratios to average net assets:
Total expenses	0.30	%(g)	0.48%		0.73	%(g)
Net expenses	0.07	%(g)	0.08%		0.31	%(g)
Net investment income (loss)	4.17	%(g)	2.73%		1.77	%(g)
Portfolio turnover rate	1	%(d)	3%		0	%(d)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)	Amount is less than $0.005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(d)	Not annualized.

(e)	If the Adviser had not made a voluntary contribution during the year ended 12/31/15, the total return would have decreased by less than 0.005%.

(f)	If the Adviser had not made a voluntary contribution during the period ended 12/31/14, the total return would have decreased by less than 0.005%.

(g)	Annualized.

See Accompanying Notes to Financial Statements.

State Street Institutional Investment Trust

Financial Highlights

Selected data for a share outstanding throughout each period

	State Street Small/Mid Cap Equity Index Portfolio
	Six Months Ended 6/30/16 (Unaudited)		For the Period 8/12/15* – 12/31/15
Net asset value, beginning of period	$9.30		$10.00

Income (loss) from investment operations:
Net investment income (loss)(a)	0.08		0.06
Net realized and unrealized gain (loss)	0.18		(0.69)

Total from investment operations	0.26		(0.63)

Distributions to shareholders from:
Net investment income	–		(0.06)
Net realized gains	–		(0.01)

Total distributions	–		(0.07)

Net asset value, end of period	$9.56		$9.30

Total return(b)	2.80	%(c)	6.30	%(c)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$38,947		$28,151
Ratios to average net assets:
Total expenses	0.36	%(d)	0.41	%(d)
Net expenses	0.03	%(d)	0.03	%(d)
Net investment income (loss)	1.75	%(d)	1.61	%(d)
Portfolio turnover rate	10	%(c)	8	%(c)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(c)	Not annualized.

(d)	Annualized.

See Accompanying Notes to Financial Statements.

State Street Institutional Investment Trust

Notes to Financial Statements

June 30, 2016 (Unaudited)

1.	Organization

State Street Institutional Investment Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company that was organized as a Massachusetts business trust on February 16, 2000.

As of June 30, 2016, the Trust consists of forty-seven (47) series and corresponding classes, each of which have the same rights and privileges, including voting rights (each a “Fund” or “Portfolio”, and collectively, the “Funds” or “Portfolios”). The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the following funds:

Fund	Classes	Commencement of Operations	Diversification Classification
State Street Aggregate Bond Index Fund	Class A Class I Class K Class C	September 19, 2014 September 19, 2014 September 19, 2014 Not commenced	Diversified Diversified Diversified Diversified
State Street Global Equity ex-U.S. Index Fund	Class A Class I Class K Class C	September 17, 2014 September 17, 2014 September 17, 2014 Not commenced	Diversified Diversified Diversified Diversified
State Street Small/Mid Cap Equity Index Fund	Class A Class I Class K Class C	October 16, 2015 October 16, 2015 August 12, 2015 Not commenced	Diversified Diversified Diversified Diversified
State Street Aggregate Bond Index Portfolio		September 19, 2014	Diversified
State Street Global Equity ex-U.S. Index Portfolio		September 17, 2014	Diversified
State Street Small/Mid Cap Equity Index Portfolio		August 12, 2015	Diversified

Each Fund is part of a master-feeder structure and invests substantially all of its assets in its respective master portfolio: the State Street Aggregate Bond Index Portfolio, State Street Global Equity ex-U.S. Index Portfolio and State Street Small/Mid Cap Equity Index Portfolio. Each Portfolio is a separate series of State Street Institutional Investment Trust (the “Trust”). The performance of each Fund is directly affected by the performance of its respective Portfolio.

Feeder Fund	% Investment in Master	Master Fund
State Street Aggregate Bond Index Fund	59.98%	State Street Aggregate Bond Index Portfolio
State Street Global Equity ex-U.S. Index Fund	63.30%	State Street Global Equity ex-U.S. Index Portfolio
State Street Small/Mid Cap Equity Index Fund	10.88%	State Street Small/Mid Cap Equity Index Portfolio

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

Class A shares are available to the general public for investment through transaction-based financial intermediaries. Class A shares impose a sales charge (as a percentage of offering price) and may be subject to a 1% contingent deferred sales charge (“CDSC”) if no initial sales charge was paid at the time of purchase of an investment of $1,000,000 or more and the shares are redeemed within 18 months of purchase. Class I shares, Class K shares and Class C shares are sold without a sales charge and only to certain eligible investors.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund and Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

Each Fund records its investments in its respective Portfolio at fair value (net asset value) each business day. The valuation policy of the Portfolios is discussed below:

Each Portfolio’s investments are valued at fair value each day that the Portfolio’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that each Portfolio’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell and asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolios are valued pursuant to policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolios. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value each Portfolio’s investments by major category are as follows:

•

Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

•

Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no prices are obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit.

•

Debt obligations (both governmental and non-governmental) that are short term in nature (with a maturity of sixty days or less at purchase) and investment grade are valued using the amortized cost method as long as the amortized cost value of a particular portfolio instrument is reasonably determined to approximate the fair value of that investment established using market-based and issuer-specific factors or at a price obtained from an independent pricing service.

•

Debt obligations (both governmental and non-governmental) purchased with greater than sixty days to maturity and not investment grade are valued at last reported evaluated bid prices obtained from independent pricing services or brokers. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate a Portfolio’s net asset value and the prices used by the Portfolios’ underlying benchmarks. Various inputs are used in determining the value of the Portfolios’ investments.

The Portfolios value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of each Portfolio’s investments according to the fair value hierarchy as of June 30, 2016, is disclosed in each Portfolio’s respective Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

For the six months ended June 30, 2016, there were no transfers between levels for the State Street Aggregate Bond Index Portfolio and the State Street Small/Mid Cap Equity Index Portfolio. The State Street Global Equity ex-U.S. Index Portfolio had transfers from Level 2 to Level 1 during the period ended June 30, 2016 in the amount of $3,995,998. At June 30, 2016, these investments were value at exchange closing prices in accordance with Portfolio’s valuation policy. At prior period ended December 31, 2015, these investments applied factor prices provided by an independent third party in accordance with the Portfolio’s valuation policy and procedures.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premium and discounts are amortized/accreted for financial reporting purposes. Non-cash dividends received in the form of stock are recorded as dividend income at fair value. Distributions received by the Portfolios may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.

Certain Portfolios invest in Real Estate Investment Trusts (REITs). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Portfolios’ policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar year’s return of capital or capital gains distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

Expenses

Certain expenses, which are directly identifiable to a specific fund or portfolio, are applied to that fund within the Trust. Other expenses which cannot be attributed to a specific fund or portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds and Portfolios within the Trust. Class specific expenses are borne by each class.

Foreign Currency Translation

The accounting records of the Portfolios are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Foreign Taxes

The Portfolios may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolios invest. These foreign taxes, if any, are paid by the Portfolios and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2016, if any, are disclosed in the Portfolios’ Statements of Assets and Liabilities.

Distributions

Dividends from net investment income are declared and paid at least monthly by the State Street Aggregate Bond Index Fund and the State Street Aggregate Bond Index Portfolio and annually by the State Street Global Equity ex-U.S. Index Fund, the State Street Global Equity ex-U.S. Index Portfolio, the State Street Small/Mid Cap Equity Index Fund, and the State Street Small/Mid Cap Equity Index Portfolio.

Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Securities and Other Investments

Delayed Delivery Transactions and When-Issued Securities

During the period, certain Portfolios transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Portfolio’s Schedule of Investments. The Portfolios may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Portfolios identify securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

4.	Derivative Financial Instruments

Futures Contracts

Certain Portfolios may enter into futures contracts to meet the Portfolios’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Portfolios equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolios recognize a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

For the period ended June 30, 2016, the following Portfolios entered into futures contracts for the strategies listed below:

Portfolio	Strategies
State Street Global Equity ex-U.S. Index Portfolio	Cash equalization and return enhancement
State Street Small/Mid Cap Equity Index Portfolio	Cash equalization and return enhancement

The following tables summarize the value of the Portfolios’ derivative instruments as of June 30, 2016, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:

Asset Derivatives

	Equity Contracts Risk	Total
State Street Global Equity ex-U.S. Index Portfolio
Futures Contracts(a)	$125,592	$125,592
State Street Small/Mid Cap Equity Index Portfolio
Futures Contracts(a)	4,452	4,452

(a)	Unrealized appreciation on open futures contracts. Only unsettled receivable/payable for variation margin is reported within the Statement of Assets and Liabilities.

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

Net Realized Gain (Loss)

	Equity Contracts Risk	Total
State Street Global Equity ex-U.S. Index Portfolio
Futures Contracts(a)	$245,394	$245,394
State Street Small/Mid Cap Equity Index Portfolio
Futures Contracts(a)	90,555	90,555

(a)	Net realized gain/loss on futures contracts.

Net Change in Unrealized Appreciation (Depreciation)

	Equity Contracts Risk	Total
State Street Global Equity ex-U.S. Index Portfolio
Futures Contracts(a)	$62,370	$62,370
State Street Small/Mid Cap Equity Index Portfolio
Futures Contracts(a)	(12,890)	(12,890)

(a)	Net change in unrealized appreciation (depreciation) on futures contracts.

5.	Fees and Transactions with Affiliates

Advisory Fee

The Funds and Portfolios retained SSGA FM as their investment adviser. Each Fund has entered into an Investment Advisory Agreement with the Adviser. For its advisory services, each Fund pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:

Fund
State Street Aggregate Bond Index Fund	0.03%
State Street Global Equity ex-U.S. Index Fund	0.06%
State Street Small/Mid Cap Equity Index Fund	0.03%

The Portfolios pay no investment advisory fees to SSGA FM.

SSGA FM is contractually obligated until April 30, 2017, to waive its management fee and/or to reimburse the State Street Aggregate Bond Index Fund, the State Street Global Equity ex-U.S. Index Fund and the State Street Small/Mid Cap Equity Index Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees and expenses and any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.04%, 0.10% and 0.03%, respectively, of average daily net assets on an annual basis. These waivers and/or reimbursements may not be terminated during the relevant period except with the approval of the Funds’ Board.

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

SSGA FM is contractually obligated until April 30, 2017, to waive its management fee and/or to reimburse State Street Aggregate Bond Index Portfolio, the State Street Global Equity ex-U.S. Index Portfolio and the State Street Small/Mid Equity Index Portfolio for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees and expenses and any class specific expenses such as, distribution, shareholder servicing and sub transfer agency expenses) exceed 0.04%, 0.08% and 0.03%, respectively, of average daily net assets on an annual basis. These waivers and/or reimbursements may not be terminated during the relevant period except with the approval of the Funds’ and Portfolios’ Board.

For the period ended June 30, 2016, SSGA FM reimbursed or waived the fees under these agreements as shown on the respective Statements of Operations.

Administrator and Sub-Administrator Fees

SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”) serves as custodian and sub-administrator to the Funds. For its administration services, each Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets. The fees are accrued daily and paid monthly. For its services as custodian, each Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.

SSGA FM serves as administrator and State Street serves as the custodian, sub-administrator and transfer agent to the Portfolios. For its administration services, each Portfolio pays SSGA FM an annual fee. The fees are accrued daily and paid monthly. SSGA FM pays State Street for its services as custodian, sub-administrator and transfer agent to the Portfolios.

Transfer Agent Fees

Boston Financial Data Services (“BFDS”), a joint venture of DST Systems, Inc. and State Street Corporation, serves as transfer agent and dividend disbursing agent to the Funds. For these services, the Funds pay annual account services fees, activity-based fees, charges related to compliance and regulatory services.

Distribution Fees

State Street Global Markets LLC (the “Distributor” or “SSGM”) serves as the distributor of the Funds. SSGM is a wholly owned subsidiary of State Street Corporation. The Funds have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which a Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Class A shares and for services provided to shareholders in that class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund’s net assets attributable to its Class A shares. In addition to payments under the Plan, the Funds may reimburse SSGM or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.

The Funds may also pay a sub-transfer agent fee at an annual rate of up to 0.20% of the Fund’s average daily net assets attributable to Class A and Class I for recordkeeping, shareholder servicing, or administrative services provided by financial intermediaries.

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

Other Transactions with Affiliates

The Portfolios may invest in affiliated entities, including securities issued by State Street Corp., affiliated funds, or entities deemed to be affiliates as a result of a Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2016 are disclosed in the applicable Schedules of Investments.

6.	Trustees’ Fees

The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolios. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

7.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended June 30, 2016, were as follows:

	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales
State Street Aggregate Bond Index Portfolio	$109,089,025	$101,450,737	$5,973,622	$1,773,725
State Street Global Equity ex-U.S. Index Portfolio	–	–	118,651,894	2,127,839
State Street Small/Mid Cap Equity Index Portfolio	–	–	12,815,041	3,134,012

8.	Income Tax Information

The Funds and the Portfolios have qualified and intend to continue to qualify for as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund and each Portfolio will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Funds and Portfolios file federal and various state and local tax returns as required. No income tax returns are currently under examination. The federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Funds’ and Portfolios’ tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

At June 30, 2016, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Aggregate Bond Index Portfolio	$101,354,530	$2,847,167	$135,842	$2,711,325
State Street Global Equity ex-U.S. Index Portfolio	249,268,232	7,383,296	24,326,033	(16,942,737)
State Street Small/Mid Cap Equity Index Portfolio	39,646,285	2,790,382	3,407,581	(617,199)

9.	Line of Credit

Certain Portfolios and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $360 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. The agreement expires in October 2016 unless extended or renewed. Prior to October 14, 2015, the participants could borrow up to $300 million at any time outstanding, subject to asset coverage and other limitations as specified in the agreements. The following Funds participate in the credit facility:

State Street Global Equity ex-U.S. Index Portfolio

State Street Aggregate Bond Index Portfolio

State Street Small/Mid Cap Equity Index Fund

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses and are paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of the New York Fed Bank Rate plus 1%. The Portfolios had no outstanding loans during the period ended June 30, 2016.

10.	Risks

Concentration Risk

As a result of the Portfolios’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolios’ investments more than if the Portfolios were more broadly diversified.

Foreign and Emerging Markets Risks

Investing in foreign markets involve risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Portfolios’ invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Portfolio invests in securities of issuers located in emerging markets, these risks may be even more pronounced.

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

Market and Credit Risk

In the normal course of business, the Portfolios trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.

11.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds and Portfolios through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

State Street Institutional Investment Trust

Other Information

June 30, 2016 (Unaudited)

Expense Example

As a shareholder of a Fund, you incur two types of costs (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2016 to June 30, 2016.

The table below illustrates your Fund’s cost in two ways:

Based on actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

Based on hypothetical 5% return – This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Aggregate Bond Index Fund
Class A	0.36%	$1,051.30	$1.84	$1,023.10	$1.81
Class I	0.06	1,053.40	0.31	1,024.60	0.30
Class K	0.06	1,052.40	0.31	1,024.60	0.30
State Street Global Equity ex-U.S. Index Fund
Class A	0.33	1,002.40	1.64	1,023.20	1.66
Class I	0.07	1,003.60	0.35	1,024.50	0.35
Class K	0.08	1,003.60	0.40	1,024.50	0.40

State Street Institutional Investment Trust

Other Information — (continued)

June 30, 2016 (Unaudited)

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Small/Mid Cap Equity Index Fund
Class A	0.30%	$1,022.50	$1.51	$1,023.40	$1.51
Class I	0.05	1,023.60	0.25	1,024.60	0.25
Class K	0.05	1,025.80	0.25	1,024.60	0.25

(a)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 366.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Aggregate Bond Index Portfolio	0.01%	$1,053.10	$0.05	$1,024.80	$0.05
State Street Global Equity ex-U.S. Index Portfolio	0.07	1,003.60	0.35	1,024.50	0.35
State Street Small/Mid Cap Equity Index Portfolio	0.03	1,028.00	0.15	1,024.70	0.15

(a)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 366.

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the website of the U.S. Securities and Exchange Commission, at www.sec.gov.

Information regarding how the investment adviser voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds’ website at www.ssgafunds.com.

Quarterly Portfolio Schedule

The Portfolios file a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.ssgafunds.com.

State Street Master Funds and State Street Institutional Investment Trust

Trustee Considerations in Approving Continuation of

Investment Advisory Agreements1

Overview of the Contract Review Process

Under the Investment Company Act of 1940, an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.

Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds and State Street Institutional Investment Trust (each a “Trust” and together, the “Trusts”), met on April 14-15, 2016 and May 19-20, 2016, including in Executive Sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to each portfolio series of the each Trust (each, a “Fund” and collectively, the “Funds”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully.2 The Independent Trustees were separately represented by co-counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreements. Following the April 14-15, 2016 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 19-20, 2016 meeting. The Independent Trustees considered, among other things, the following:

Information about Performance, Expenses and Fees

•	A report prepared by an independent third-party provider of investment company data, which includes for each Fund:

•

Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2015, as applicable, to the performance of an appropriate benchmark for the Fund and a universe of other mutual funds with similar investment objectives and policies;

•	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider;

[1]

Over the course of more than 15 years, the Independent Trustees have identified numerous relevant issues, factors and concerns (“issues, factors and concerns”) that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the “annual review process”). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the “special meeting”). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.

[2]	Certain Funds had either recently commenced operations or had yet to commence operations, and as such, the Advisory Agreement was not up for renewal with respect to such Funds.

•	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five years, as applicable; and

•	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.

•

Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Funds, as applicable; and

•	Profitability analyses for (a) the Adviser with respect to each Fund and (b) affiliates of the Adviser that provide services to the Funds (“Affiliated Service Providers”).

Information about Portfolio Management

•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;

•	Information concerning the allocation of brokerage; and

•	Information regarding the procedures and processes used to value the assets of the Funds.

Information about the Adviser

•	Reports detailing the financial results and condition of the Adviser and its affiliates;

•	Descriptions of the qualifications, education and experience of the individual investment professionals responsible for managing the portfolios of the Funds;

•	Information relating to compliance with and the administration of each Code of Ethics adopted by the Adviser;

•	A copy of the Adviser’s proxy voting policies and procedures;

•

Information concerning the resources devoted by the Adviser to overseeing compliance by the Funds and their service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the Funds; and

•	A description of the business continuity and disaster recovery plans of the Adviser; and

•	Information regarding the Adviser’s risk management processes.

Other Relevant Information

•	Information concerning the nature, quality and cost of services provided to the Funds by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);

•

Information concerning the nature, quality and cost of various non-investment management services provided to the Funds by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant, transfer agent and securities lending agent of the Funds, and the role of the Adviser in managing the Funds’ relationship with these service providers;

•

Draft responses to a letter from Joseph P. Barri, LLC, co-counsel along with the law firm of Sullivan & Worcester LLP (together, “Independent Counsel”) to the Independent Trustees, reviewed prior to such date by Independent Counsel, requesting specific information from each of:

•	SSGA FM, in its capacity as the Funds’ Adviser and Administrator, with respect to its operations relating to the Funds and its approximate profit margins before taxes from such operations for the Funds’ last fiscal year; and the relevant operations of other affiliated service providers to the Funds, together with their approximate profit margins from such relevant operations for the Funds’ last fiscal year;

•

State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, transfer agent, securities lending agent, and shareholder services for the Funds, with respect to its operations relating to the Funds; and

•

State Street Global Markets, LLC, the principal underwriter and distributor of the shares of the Funds (the “Distributor”), with respect to its operations relating to the Funds, together with the Funds’ related distribution plans and arrangements under SEC Rule 12b-1;

•

Information from SSGA FM and State Street with respect to State Street Master Funds and State Street Institutional Investment Trust, and the Distributor with respect to State Street Institutional Investment providing any material changes to the previous information supplied in response to the letter from Joseph P. Barri, LLC prior to the Executive Sessions of the Board on May 19-20, 2016;

•

Materials provided by Broadridge Financial Solutions, Inc., the successor by acquisition to the producer of Lipper materials used in previous years (“Broadridge”), circulated to the Independent Trustees and to Independent Counsel, with respect to the Funds for which such materials were then available; and

•	A summary of the foregoing materials prepared by Independent Counsel.

In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Funds throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Funds and the investment strategies used in pursuing each Fund’s investment objective.

The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund.

Results of the Process

Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 19-20, 2016 the Board, including a majority of the Independent Trustees, voted to approve the adoption of, as applicable, and the continuation of the Advisory Agreements effective June 1, 2016, for an additional year with respect to all Funds.

Nature, Extent and Quality of Services

In considering whether to approve the Advisory Agreements, the Board evaluated the nature, extent and quality of services provided to each Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various Funds that invest primarily in equity securities. With respect to those Funds that invest primarily in fixed-income securities, the Board considered the extensive experience and resources committed by the Adviser to the evaluation of credit, interest-rate and currency risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Funds by senior management.

The Board reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in monitoring each Fund’s securities lending activities.

On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Funds.

Fund Performance

The Board compared each Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2015. For purposes of these comparisons the Independent Trustees relied extensively on the “Performance Group,” “Performance Universe” and “Broadridge Index” constructed by Broadridge for each of the Funds and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of your Fund(s):

State Street Global Equity ex-U.S. Index Fund. The Board considered that the Fund underperformed the median of its Performance Universe and its Broadridge Index for the 1-year period. The Board took into account management’s discussion of the Fund’s performance and noted the Fund’s limited performance history.

State Street Aggregate Bond Index Fund. The Board considered that the Fund’s outperformed the medians of its Performance Group and Performance Universe and its Broadridge Index for the 1-year period.

State Street Small/Mid Cap Equity Index Fund. The Board considered that the Fund’s performance was equal to the median of its Performance Group and underperformed the median of its Performance Universe and its Broadridge Index since its inception on August 11, 2015. The Board took into account management’s discussion of the Fund’s performance and its limited performance history.

On the basis of the foregoing and other relevant information, the Board concluded that the performance of each operational Fund is satisfactory or better (a) by comparison to the performance of its peer group funds or (b) after considering steps taken by management to improve the performance of certain Funds.

Management Fees and Expenses

The Board reviewed the contractual investment advisory fee rates payable by each Fund and actual fees paid by each Fund, net of waivers. As part of its review, the Board considered each Fund’s management fee, including the portion attributable to administrative services provided by SSGA FM, and total expense ratio (both before and after giving effect to any expense caps), as compared to its “Expense Group” and “Expense Universe,” as constructed by Broadridge, and the related Broadridge analysis for each of the Funds. The Board also considered the comparability of the fees charged and the services provided to each Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of various Funds to limit the total expenses borne by shareholders of such Funds. Among other information, the Board considered the following expense information in its evaluation of your Fund(s):

State Street Global Equity ex-U.S. Index Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

State Street Global Equity ex-U.S. Index Portfolio. The Board considered that the Fund does not pay a management fee to the Adviser.

State Street Aggregate Bond Index Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

State Street Aggregate Bond Index Portfolio. The Board considered that the Fund does not pay a management fee to the Adviser.

State Street Small/Mid Cap Equity Index Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

State Street Small/Mid Cap Equity Index Portfolio. The Board considered that the Fund does not pay a management fee to the Adviser.

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of each Fund compare favorably to the fees and expenses of similar mutual funds and are reasonable in relation to the services provided.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to each Fund and to all Funds as a group. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers, together with the ranges of profitability of each of the Affiliated Service Providers with respect to their services to the Funds. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Funds’ investments.

The Board concluded that the profitability of the Adviser with respect to each of the Funds, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Funds, were reasonable in relation to the services provided.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund and all Funds as a group, on the other hand,

can expect to realize benefits from economies of scale as the assets of the Funds increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific Fund or the Funds taken as a whole. The Board concluded that, in light of the current size of each Fund and all Funds as a group, the level of profitability of the Adviser and its affiliates with respect to each Fund and all Funds as a group over various time periods, and the comparatively low management fee and expense ratio of each Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for any Fund at this time.

Conclusions

In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the respective Advisory Agreement.

Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of each Fund and its respective shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

Trustees

William L. Boyan

Michael F. Holland

Michael A. Jessee

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian, Sub-Administrator of the Funds and the Portfolios and Transfer Agent of the Portfolios

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02119

Transfer Agent of the Funds

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

Distributor

State Street Global Markets LLC

State Street Financial Center

One Lincoln Street

Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Institutional Investment Trust State Street Bank and Trust Company P.O. Box 5049 Boston, MA 02206	SSITCORESAR IBG-20866

The information contained in this report with respect to the Fund is intended for the general information of shareholders of the Fund and the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before investing in the Fund.

The information contained in this report with respect to the Portfolio is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-800-997-7327. Please read the offering document carefully before investing in the Portfolio.

Semi-Annual Report

30 June 2016

State Street Institutional Investment Trust

State Street Clarion Global Real Estate Income Fund

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssgafunds.com. Please read the prospectus carefully before investing in the Fund.

State Street Institutional Investment Trust

State Street Clarion Global Real Estate Income Fund

Semi-Annual Report

June 30, 2016 (Unaudited)

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssgafunds.com. Please read the prospectus carefully before investing in the Fund.

State Street Institutional Investment Trust

State Street Clarion Global Real Estate Income Fund

Portfolio Summary (Unaudited)

Portfolio Composition*	June 30, 2016
Common Stocks	100.0%
Short-Term Investment	2.2
Liabilities in Excess of Other Assets	(2.2)
Total	100.0%

Top Five Sectors (excluding short-term investment)*	June 30, 2016
REITS – Diversified	24.1%
REITS – Shopping Centers	15.8
REITS – Regional Malls	11.1
REITS – Health Care	8.9
REITS – Apartments	8.4
Total	68.3%

*	As a percentage of net assets as of the date indicated. The Fund’s composition will vary over time.

See accompanying notes to financial statements.

1

State Street Institutional Investment Trust

State Street Clarion Global Real Estate Income Fund

Schedule of Investments

June 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS – 100.0%
Australia – 5.8%
GPT Group REIT(a)	13,079	$53,102
Mirvac Group REIT(a)	18,853	28,626
Scentre Group REIT(a)	30,008	110,970
Westfield Corp.(a)	14,985	120,176

		312,874

Canada – 0.9%
Smart Real Estate Investment Trust REIT	1,600	47,062

France – 6.1%
Gecina SA REIT(a)	463	62,780
Klepierre REIT(a)	2,568	113,436
Unibail-Rodamco SE REIT	586	152,110

		328,326

Germany – 3.3%
Deutsche EuroShop AG(a)	1,399	64,110
LEG Immobilien AG(a)(b)	1,215	113,808

		177,918

Hong Kong – 2.0%
Link REIT(a)	15,900	108,730

Japan – 9.0%
Daito Trust Construction Co., Ltd.(a)	140	22,880
Fukuoka Corp. REIT(a)	36	71,695
Hulic, Inc. REIT(a)	10	18,352
Invincible Investment Corp. REIT(a)	11	6,999
Japan Retail Fund Investment Corp. REIT(a)	33	84,819
Kenedix Office Investment Corp. REIT(a)	17	101,985
Mori Hills Investment Corp. REIT(a)	31	48,991
Nippon Prologis, Inc. REIT(a)	30	73,771
Orix JREIT, Inc. REIT(a)	34	58,940

		488,432

Netherlands – 0.8%
Eurocommercial Properties NV(a)	1,015	43,272

Singapore – 0.8%
Ascendas REIT(a)	24,700	45,754

Spain – 0.8%
Hispania Activos Inmobiliarios SOCIMI SA(a)	3,919	45,897

Sweden – 0.7%
Hufvudstaden AB Class A(a)	2,396	37,553

United Kingdom – 4.9%
Big Yellow Group PLC REIT(a)	2,940	30,742
British Land Co. PLC REIT(a)	13,006	106,040
Hammerson PLC(a)	3,157	22,833
Land Securities Group PLC REIT(a)	6,378	89,123
ST Modwen Properties PLC(a)	3,991	14,384

		263,122

United States – 64.9%
AvalonBay Communities, Inc. REIT	1,000	180,390
Boston Properties, Inc. REIT	200	26,380
Crown Castle International Corp. REIT	500	50,715
CubeSmart REIT	3,400	104,992

DDR Corp. REIT	5,300	96,142
Digital Realty Trust, Inc. REIT	1,100	119,889
Equity Residential REIT	3,300	227,304
Gaming and Leisure Properties, Inc.	2,400	82,752
General Growth Properties, Inc. REIT	6,016	179,397
Healthcare Realty Trust, Inc. REIT	2,200	76,978
Host Hotels & Resorts, Inc. REIT	3,900	63,219
Kilroy Realty Corp. REIT	1,400	92,806
Kimco Realty Corp. REIT	4,400	138,072
Liberty Property Trust REIT	2,300	91,356
MGM Growth Properties LLC Class A, REIT	1,609	42,928
Paramount Group, Inc. REIT	2,300	36,662
Post Properties, Inc. REIT	738	45,055
Prologis, Inc. REIT	2,700	132,408
Public Storage REIT	700	178,913
QTS Realty Trust, Inc. Class A, REIT	1,119	62,641
Senior Housing Properties Trust	4,000	83,320
Simon Property Group, Inc. REIT	1,950	422,955
SL Green Realty Corp. REIT	1,500	159,705
Spirit Realty Capital, Inc. REIT	8,900	113,653
STORE Capital Corp.	700	20,615
Sun Communities, Inc. REIT	1,200	91,968
Sunstone Hotel Investors, Inc. REIT	5,211	62,897
Ventas, Inc. REIT	1,300	94,666
Vornado Realty Trust REIT	1,300	130,156
Weingarten Realty Investors REIT	1,800	73,476
Welltower, Inc. REIT	3,000	228,510

		3,510,920

TOTAL COMMON STOCKS (Cost $4,917,779)		5,409,860

SHORT-TERM INVESTMENT – 2.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.47%(c)(d) (Cost $121,727)	121,727	121,727

TOTAL INVESTMENTS – 102.2% (Cost $5,039,506)		5,531,587
Liabilities in Excess of Other Assets – (2.2)%		(121,057)

NET ASSETS – 100.0%		$5,410,530

(a)

Security is fair valued at year end by applying factors provided by independent third party in accordance with Fund’s valuation policy and procedures. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy. Total market value of such securities represent 1,699,768 and 31.4% of net assets of the Fund at June 30, 2016.

(b)	Non-income producing security.

(c)	The rate shown is the annualized seven-day yield at June 30, 2016.

See accompanying notes to financial statements.

2

State Street Institutional Investment Trust

State Street Clarion Global Real Estate Income Fund

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

(d)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2016 are shown in the Affiliate Table below.

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Common Stocks
Australia	$–	$312,874	$–	$312,874
Canada	47,062	–	–	47,062
France	152,110	176,216	–	328,326
Germany	–	177,918	–	177,918
Hong Kong	–	108,730	–	108,730
Japan	–	488,432	–	488,432
Netherlands	–	43,272	–	43,272
Singapore	–	45,754	–	45,754
Spain	–	45,897	–	45,897
Sweden	–	37,553	–	37,553
United Kingdom	–	263,122	–	263,122
United States	3,510,920	–	–	3,510,920
Short-Term Investment	121,727	–	–	121,727

Total Investments	$3,831,819	$1,699,768	$–	$5,531,587

Affiliate Table

	Number of Shares Held at 12/31/15	Value At 12/31/15	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/16	Value at 6/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	49,258	$49,258	675,123	602,654	121,727	$121,727	$106	$–

See accompanying notes to financial statements.

3

State Street Institutional Investment Trust

State Street Clarion Global Real Estate Income Fund

Statement of Assets and Liabilities

June 30, 2016 (Unaudited)

Assets
Investments in unaffiliated issuers, at value (Note 2)	$5,409,860
Investments in affiliated issuers, at value (Notes 2 and 3)	121,727

Total Investments	5,531,587
Foreign currency, at value	2,961
Receivable for investments sold	9,230
Dividends receivable – unaffiliated issuers (Note 2)	21,509
Dividends receivable – affiliated issuers (Note 2)	13
Receivable from Adviser (Note 3)	15,956
Receivable for foreign taxes recoverable	4,119

Total assets	5,585,375

Liabilities
Due to custodian	157
Payable for investments purchased	100,141
Advisory fee payable (Note 3)	3,678
Custodian fees payable (Note 3)	16,852
Administration fees payable (Note 3)	1,037
Distribution fees payable (Note 3)	384
Transfer agent fees payable (Note 3)	3,384
Sub-transfer agent fee payable (Note 3)	2,373
Registration and filing fees payable	10,938
Professional fees payable	24,589
Printing and postage fees payable	10,808
Accrued expenses and other liabilities	504

Total liabilities	174,845

Net Assets	$5,410,530

Net Assets Consist of:
Paid-in Capital	$4,992,270
Undistributed (distribution in excess of) net investment income (loss)	36,396
Accumulated net realized gain (loss) on investments and foreign currency transactions	(110,145)
Net unrealized appreciation (depreciation) on:
Investments	492,081
Foreign currency transactions	(72)

Net Assets	$5,410,530

Class A
Net assets	$2,704,372
Shares outstanding	250,000

Net asset value, offering and redemption price per share	$10.82

Maximum sales charge	5.25%
Maximum offering price per share	$11.42

Class I
Net assets	$2,706,158
Shares outstanding	250,000

Net asset value, offering and redemption price per share	$10.82

Cost of Investments:
Investments in unaffiliated issuers	$4,917,779
Investments in affiliated issuers	121,727

Total cost of investments	$5,039,506

Foreign currency, at cost	$2,966

See accompanying notes to financial statements.

4

State Street Institutional Investment Trust

State Street Clarion Global Real Estate Income Fund

Statement of Operations

For the Six Months Ended June 30, 2016 (Unaudited)

Investment Income
Dividend income – unaffiliated issuers (Note 2)	$120,504
Dividend income – affiliated issuers (Note 2)	106
Foreign taxes withheld	(3,000)

Total investment income (loss)	117,610

Expenses
Advisory fee (Note 3)	21,508
Administration fees (Note 3)	1,265
Distribution fees (Note 3)
Class A	3,162
Custodian fees (Note 3)	29,343
Trustees’ fees and expenses (Note 4)	7,652
Transfer agent fees (Note 3)	12,379
Registration and filing fees	17,993
Professional fees	28,545
Printing and postage fees	5,274
Insurance expense	3,081
Miscellaneous expenses	1,471

Total expenses	131,673

Expenses waived/reimbursed by the Adviser (Note 3)	(101,908)

Net expenses	29,765

Net Investment Income (Loss)	87,845

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions – unaffiliated issuers	(89,033)
Foreign currency transactions	586

Net realized gain (loss)	(88,447)

Net change in unrealized appreciation/depreciation on:
Investment transactions – unaffiliated issuers	400,986
Foreign currency translations	(72)

Net change in unrealized appreciation/depreciation	400,914

Net realized and unrealized gain (loss)	312,467

Net Increase (Decrease) in Net Assets from Operations	$400,312

See accompanying notes to financial statements.

5

State Street Institutional Investment Trust

State Street Clarion Global Real Estate Income Fund

Statement of Changes in Net Assets

	Six Months Ended 6/30/16 (Unaudited)	Year Ended 12/31/15
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$87,845	$97,157
Net realized gain (loss)	(88,447)	113,400
Net change in unrealized appreciation/depreciation	400,914	(222,917)

Net increase (decrease) in net assets resulting from operations	400,312	(12,360)

Distributions to Shareholders from:
Net investment income
Class A	(19,775)	(57,025)
Class I	(21,425)	(63,075)

Total distributions from net investment income	(41,200)	(120,100)

Class A	–	(66,875)
Class I	–	(66,875)

Total distributions from net realized gain on investments	–	(133,750)

Total distributions to shareholders	(41,200)	(253,850)

Net increase (decrease) in net assets during the period	359,112	(266,210)

Net assets at beginning of period	5,051,418	5,317,628

Net Assets at End of Period	$5,410,530	$5,051,418

Undistributed (distribution in excess of) net investment income (loss)	$36,396	$(10,249)

See accompanying notes to financial statements.

6

State Street Institutional Investment Trust

State Street Clarion Global Real Estate Income Fund

Financial Highlights

Selected data for a share outstanding throughout each period

	Class A
	Six Months Ended 6/30/16 (Unaudited)		Year Ended 12/31/15	For the Period 10/9/14* – 12/31/14
Net Asset Value, Beginning of Period	$10.10		$10.64	$10.00

Income (Loss) from Investment Operations:
Net investment income (loss)(a)	0.17		0.18	0.04
Net realized and unrealized gain (loss)	0.63		(0.22)	0.72

Total from investment operations	0.80		(0.04)	0.76

Distributions to Shareholders from:
Net investment income	(0.08)		(0.23)	(0.11)
Net realized gains	—		(0.27)	(0.01)

Total distributions	(0.08)		(0.50)	(0.12)

Net Asset Value, End of Period	$10.82		$10.10	$10.64

Total Return(b)	7.83%		(0.32)%	7.52	%(c)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,704		$2,526	$2,659
Ratios to average net assets:
Total expenses	5.33	%(d)	4.71%	6.51	%(d)
Net expenses	1.30	%(d)	1.30%	1.50	%(d)
Net investment income (loss)	3.35	%(d)	1.74%	1.76	%(d)
Portfolio turnover rate	29	%(c)	93%	11	%(c)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Results represent past performance and are not indicative of future results.

(c)	Not annualized.

(d)	Annualized.

See accompanying notes to financial statements.

7

State Street Institutional Investment Trust

State Street Clarion Global Real Estate Income Fund

Financial Highlights

Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/16 (Unaudited)		Year Ended 12/31/15	For the Period 10/9/14* – 12/31/14
Net Asset Value, Beginning of Period	$10.10		$10.63	$10.00

Income (Loss) from Investment Operations
Net investment income (loss)(a)	0.18		0.20	0.05
Net realized and unrealized gain (loss)	0.63		(0.21)	0.70

Total from investment operations	0.81		(0.01)	0.75

Distributions to Shareholders From:
Net investment income	(0.09)		(0.25)	(0.11)
Net realized gains	—		(0.27)	(0.01)

Total distributions	(0.09)		(0.52)	(0.12)

Net Asset Value, End of Period	$10.82		$10.10	$10.63

Total Return(b)	7.90%		0.01%	7.49	%(c)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,706		$2,526	$2,659
Ratios to average net assets:
Total expenses	5.08	%(d)	4.46%	6.26	%(d)
Net expenses	1.05	%(d)	1.05%	1.25	%(d)
Net investment income (loss)	3.60	%(d)	1.93%	2.01	%(d)
Portfolio turnover rate	29	%(c)	93%	11	%(c)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Results represent past performance and are not indicative of future results.

(c)	Not annualized.

(d)	Annualized.

See accompanying notes to financial statements.

8

State Street Institutional Investment Trust

State Street Clarion Global Real Estate Income Fund

Notes to Financial Statements

June 30, 2016 (Unaudited)

1.	Organization

State Street Institutional Investment Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is an open-end management investment company that was organized as a Massachusetts business trust on February 16, 2000.

As of June 30, 2016, the Trust consists of forty-seven (47) series and corresponding classes, each of which have the same rights and privileges, including voting rights. State Street Clarion Global Real Estate Income Fund (the “Fund”) is authorized to issue an unlimited number of shares, with no par value.

Fund	Class	Commencement of Operation	Diversification Classification
State Street Clarion Global Real Estate Income Fund	Class A	October 9, 2014	Diversified
State Street Clarion Global Real Estate Income Fund	Class C	Not commenced	Diversified
State Street Clarion Global Real Estate Income Fund	Class I	October 9, 2014	Diversified
State Street Clarion Global Real Estate Income Fund	Class K	Not commenced	Diversified

Class A shares of the Fund are available to the general public for investment through transaction-based financial intermediaries. Class A shares impose a 5.25% sales charge (as a percentage of offering price) and may be subject to a 1% contingent deferred sales charge (“CDSC”) if no initial sales charge was paid at the time of purchase of an investment of $1,000,000 or more and the shares are redeemed within 18 months of purchase. Class I shares are sold without a sales charge and only to certain eligible investors.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the

9

State Street Institutional Investment Trust

State Street Clarion Global Real Estate Income Fund

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value the Fund’s investments by major category are as follows:

•

Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value and the prices used by the Fund’s underlying benchmarks. Various inputs are used in determining the value of the Fund’s investments.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

10

State Street Institutional Investment Trust

State Street Clarion Global Real Estate Income Fund

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2016, is disclosed in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Fund had no transfers between levels for the period ended June 30, 2016.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The Fund invests in Real Estate Investment Trusts (REITs). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital of capital gain. The Fund’s policy is to record all REIT distributions initially as dividend income and re-designate to return of capital of capital gains distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.

Expenses

Certain expenses, which are directly identifiable to a specific fund, are applied to that fund within the Trust. Other expenses which cannot be attributed to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. Class specific expenses are borne by each class.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Foreign Taxes

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions.

11

State Street Institutional Investment Trust

State Street Clarion Global Real Estate Income Fund

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

Foreign taxes are recorded in accordance with SSGA FM’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2016, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.

Distributions

Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Fees and Transactions with Affiliates

Advisory Fee

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services, the Fund pays the Adviser a management fee at an annual rate of 0.85% of its average daily net assets.

The Adviser has entered into a sub-advisory agreement with CBRE Clarion Securities LLC (the “Sub-Adviser”) pursuant to which the Sub-Adviser will be responsible for the day-to-day management of any assets of the Fund. The Sub-Adviser receives fees from the Adviser for its services provided to the Fund.

The Adviser is contractually obligated until April 30, 2017, to waive its management fee and/or to reimburse the Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees and expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 1.05% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2017 except with the approval of the Board. Fees waived and expenses reimbursed by SSGA FM are shown on the Statement of Operations.

Administrator and Sub-Administrator Fees

SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”) serves as custodian and sub-administrator to the Fund. For its administration services, the Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets. The fees are accrued daily and paid monthly. For its services as custodian, the Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.

Distribution Fees

State Street Global Markets LLC (the “Distributor” or “SSGM”) serves as the distributor of the Fund. SSGM is a wholly owned subsidiary of State Street Corporation. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Class A shares and for services

12

State Street Institutional Investment Trust

State Street Clarion Global Real Estate Income Fund

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

provided to shareholders in that class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund’s net assets attributable to its Class A shares. In addition to payments under the Plan, the Fund may reimburse SSGM or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.

The Fund may also pay a sub-transfer agent fee at an annual rate of up to 0.20% of the Fund’s average daily net assets attributable to Class A and Class I for recordkeeping, shareholder servicing, or administrative services provided by financial intermediaries.

Transfer Agent

Boston Financial Data Services (“BFDS”), a joint venture of DST Systems, Inc. and State Street Corporation, serves as transfer agent and dividend disbursing agent to the Fund. For these services, the Fund pays annual account services fees, activity-based fees, and charges related to compliance and regulatory services.

Other Transactions with Affiliates

The Fund may invest in affiliated entities, included securities issued by State Street, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2016 are disclosed in the applicable Schedules of Investments.

From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of June 30, 2016, based on management’s evaluation of the shareholder account base, the Fund had accounts representing controlling ownership of more than 10% of a Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 10% of the aggregated shares of the Fund and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 10% Affiliated Account Holders	Percentage of Affiliated Ownership
State Street Clarion Global Real Estate Income Fund	1	100%

Due to Custodian

In certain circumstances, the Fund may have cash overdraft with the custodian. The Due to custodian if any, reflects cash overdrawn with SSB as custodian who is an affiliate of the Fund.

4.	Trustees’ Fees

The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

13

State Street Institutional Investment Trust

State Street Clarion Global Real Estate Income Fund

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

5.	Investment Transactions

Purchases and sales of investments (excluding short term investments) for the period ended June 30, 2016, were as follows:

	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales
State Street Clarion Global Real Estate Income Fund	$–	$–	$1,553,590	$1,489,886

6.	Income Tax Information

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. The federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

As of June 30, 2016, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Clarion Global Real Estate Income Fund	$5,053,054	$626,835	$148,302	$478,533

7.	Line of Credit

The Fund and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $360 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. The agreement expires in October 2016 unless extended or renewed. The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of the New York Fed Bank Rate plus 1%.

14

State Street Institutional Investment Trust

State Street Clarion Global Real Estate Income Fund

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

8.	Risks

Concentration of Risk

As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified.

Foreign and Emerging Markets Risks

Investing in foreign markets involve risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.

Market and Credit Risk

In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

9.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements other than below.

On May 19, 2016, the Board unanimously voted to close and liquidate the State Street Global Clarion Real Estate Income Fund. After the close of business on August 17, 2016, the Fund stopped accepting orders for any additional share purchases.

15

State Street Institutional Investment Trust

State Street Clarion Global Real Estate Income Fund

Other Information

June 30, 2016 (Unaudited)

Expense Example

As a shareholder of a Fund, you incur two types of costs (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2016 to June 30, 2016.

The table below illustrates your Fund’s cost in two ways:

•

Based on actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return – This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)

State Street Clarion Global Real Estate Income Fund
Class A	1.30	1,078.30	6.72	1,018.40	6.52
Class I	1.05	1,079.00	5.43	1,019.60	5.27

(a)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 366.

16

State Street Institutional Investment Trust

State Street Clarion Global Real Estate Income Fund

Other Information — (continued)

June 30, 2016 (Unaudited)

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Fund’s investment adviser to vote proxies relating to the Fund’s portfolio of securities are available (i) without charge, upon request by calling 1-877-521-4083 (toll free) or (ii) on the website of the U.S. Securities and Exchange Commission (the “SEC”), at www.sec.gov. Information regarding how the investment adviser voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Portfolio’s website at www.ssgafunds.com.

Quarterly Portfolio Schedule

The Fund files a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-877-521-4083 (toll free) and on the Fund’s website at www.ssgafunds.com.

17

Trustees

William L. Boyan

Michael F. Holland

Michael A. Jessee

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian and Sub-Administrator

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

Transfer Agent

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

Distributor

State Street Global Markets LLC

State Street Financial Center

One Lincoln Street

Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Institutional Investment Trust State Street Bank and Trust Company P.O. Box 5049 Boston, MA 02206

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssgafunds.com. Please read the prospectus carefully before investing in the Fund.

SSIITCGLREINSAR

IBG-20867

Semi-Annual Report

30 June 2016

State Street Institutional

Investment Trust

State Street Clarion Global Infrastructure & MLP Fund

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before investing in the Fund.

State Street Institutional Investment Trust

State Street Clarion Global Infrastructure & MLP Fund

Semi-Annual Report

June 30, 2016

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before investing in the Fund.

State Street Institutional Investment Trust

State Street Clarion Global Infrastructure & MLP Fund

Statement of Assets and Liabilities

June 30, 2016 (Unaudited)

Assets
Investment in State Street Clarion Global Infrastructure & MLP Portfolio	$17,243,535
Receivable for investments sold	3,750
Receivable from Adviser (Note 3)	16,670

Total assets	17,263,955

Liabilities
Advisory fee payable (Note 3)	12,393
Custodian fees payable (Note 3)	3,740
Administration fees payable (Note 3)	2,076
Distribution fees payable (Note 3)	461
Transfer agent fees payable (Note 3)	3,083
Registration and filing fees payable	608
Professional fees payable	8,359
Printing and postage fees payable	3,731

Total liabilities	34,451

Net Assets	$17,229,504

Net Assets Consist of:
Paid-in Capital	$16,695,909
Undistributed (distribution in excess of) net investment income (loss)	(17,037)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(39,228)
Net unrealized appreciation (depreciation) on:
Investment in State Street Clarion Global Infrastructure & MLP Portfolio	589,860

Net Assets	$17,229,504

Class A
Net assets	$2,354,264
Shares outstanding	229,133

Net asset value, offering and redemption price per share	$10.27

Maximum sales charge	5.25%
Maximum offering price per share	$10.84

Class I
Net assets	$14,875,240
Shares outstanding	1,447,182

Net asset value, offering and redemption price per share	$10.28

Cost of Investments:
Investment in State Street Clarion Global Infrastructure & MLP Portfolio	$16,653,675

Shares of State Street Clarion Global Infrastructure & MLP Portfolio	1,675,757

See accompanying notes to financial statements and financial statements of the Master Portfolio.

1

State Street Institutional Investment Trust

State Street Clarion Global Infrastructure & MLP Fund

Statement of Operations

For the Six Months Ended June 30, 2016 (Unaudited)

Investment Income
Dividend income from State Street Clarion Global Infrastructure & MLP Portfolio (Note 2)	$228,046

Expenses
Advisory fee (Note 3)	69,447
Administration fees (Note 3)	5,484
Distribution fees (Note 3)
Class A	2,531
Custodian fees (Note 3)	6,129
Trustees’ fees and expenses (Note 4)	7,653
Transfer agent fees (Note 3)	11,514
Sub-transfer agent fee (Note 3)	27
Registration and filing fees	16,878
Professional fees	11,118
Printing and postage expenses	17,772
Insurance expense	3,091

Total expenses	151,644

Expenses waived/reimbursed by the Adviser (Note 3)	(56,496)

Net expenses	95,148

Net Investment Income (Loss)	132,898

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment in State Street Clarion Global Infrastructure & MLP Portfolio	(9,452)

Net change in unrealized appreciation/depreciation on:
Investment in State Street Clarion Global Infrastructure & MLP Portfolio	2,213,669

Net realized and unrealized gain (loss)	2,204,217

Net Increase (Decrease) in Net Assets from Operations	$2,337,115

See accompanying notes to financial statements and financial statements of the Master Portfolio.

2

State Street Institutional Investment Trust

State Street Clarion Global Infrastructure & MLP Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/16 (Unaudited)	For the Period 1/20/15* - 12/31/15
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$132,898	$288,483
Net realized gain (loss)	(9,452)	388,943
Net change in unrealized appreciation/depreciation	2,213,669	(1,623,809)

Net increase (decrease) in net assets resulting from operations	2,337,115	(946,383)

Distributions to Shareholders from:
Net investment income
Class A	(17,784)	(88,991)
Class I	(132,151)	(612,792)

Total distributions from net investment income	(149,935)	(701,783)

Net realized gain on investments
Class A	–	(773)
Class I	–	(5,021)

Total distributions from net realized gain on investments	–	(5,794)

Total distributions to shareholders	(149,935)	(707,577)

From Beneficial Interest Transactions:
Class A
Contribution from SSGA FM**	–	2,000,000
Shares sold	194,951	161,054
Reinvestment of distributions	1,364	5,144
Shares redeemed	(51,081)	(23,813)

Net increase (decrease) from capital share transactions	145,234	2,142,385

Class I
In-kind transfer from CBRE Clarion Global Listed Infrastructure Fund, LP (Note 1)	–	11,569,962
Contribution from SSGA FM**	–	2,000,000
Shares sold	–	196,001
Reinvestment of distributions	113,771	528,931

Net increase (decrease) from capital share transactions	113,771	14,294,894

Net increase (decrease) in net assets from beneficial interest transactions	259,005	16,437,279

Net increase (decrease) in net assets during the period	2,446,185	14,783,319

Net assets at beginning of period	14,783,319	–

Net assets at end of period	$17,229,504	$14,783,319

Undistributed (distribution in excess of) net investment income (loss)	$(17,037)	$(413,300)

Shares of Beneficial Interest:
Class A
Shares sold	19,391	216,521
Reinvestment of distributions	141	583
Shares redeemed	(5,102)	(2,401)

Net increase (decrease) from share transactions	14,430	214,703

Class I
In-kind transfer from CBRE Clarion Global Listed Infrastructure Fund, LP (Note 1)	–	1,176,596
Shares sold	–	200,000
Reinvestment of distributions	11,772	58,814

Net increase (decrease) from share transactions	11,772	1,435,410

*	Inception date.

**	See Financial Statements of the Master Portfolio.

See accompanying notes to financial statements and financial statements of the Master Portfolio.

3

State Street Institutional Investment Trust

State Street Clarion Global Infrastructure & MLP Fund

Financial Highlights

Selected data for a share outstanding throughout each period

	Class A
	Six Months Ended 6/30/16 (Unaudited)		For the Period 1/21/15* - 12/31/15
Net Asset Value, Beginning of Period	$8.96		$10.00

Income (Loss) from Investment Operations:
Net investment income (loss)(a)	0.07		0.16
Net realized and unrealized gain (loss)	1.32		(0.78)

Total from investment operations	1.39		(0.62)

Distributions to Shareholders From:
Net investment income	(0.08)		(0.42)
Net realized gains	–		(0.00	)(b)

Total distributions	(0.08)		(0.42)

Net Asset Value, End of Period	$10.27		$8.96

Total Return(c)	15.47%		(6.13)%
Ratios and Supplemental Data:
Net Assets, End of Period (in 000s)	$2,354		$1,923
Ratios to average net assets:
Total expenses	2.19	%(d)	1.99	%(d)
Net expenses	1.45	%(d)	1.45	%(d)
Net investment income (loss)	1.53	%(d)	1.73	%(d)
Portfolio turnover rate(e)	103	%(f)	54	%(f)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)	Amount is less than $0.005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(d)	Annualized.

(e)	Portfolio turnover rate is from the corresponding Portfolio.

(f)	Not annualized.

See accompanying notes to financial statements and financial statements of the Master Portfolio.

4

State Street Institutional Investment Trust

State Street Clarion Global Infrastructure & MLP Fund

Financial Highlights

Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/16 (Unaudited)		For the Period 1/21/15* - 12/31/15
Net Asset Value, Beginning of Period	$8.96		$10.00

Income (Loss) from Investment Operations
Net investment income (loss)(a)	0.08		0.18
Net realized and unrealized gain (loss)	1.33		(0.78)

Total from investment operations	1.41		(0.60)

Distributions to Shareholders From:
Net investment income	(0.09)		(0.44)
Net realized gains	–		(0.00	)(b)

Total distributions	(0.09)		(0.44)

Net Asset Value, End of Period	$10.28		$8.96

Total Return(c)	15.70%		(5.91)%
Ratios and Supplemental Data:
Net Assets, End of Period (in 000s)	$14,875		$12,860
Ratios to average net assets:
Total expenses	1.93	%(d)	1.74	%(d)
Net expenses	1.20	%(d)	1.20	%(d)
Net investment income (loss)	1.75	%(d)	1.97	%(d)
Portfolio turnover rate(e)	103	%(f)	54	%(f)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)	Amount is less than $0.005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(d)	Annualized.

(e)	Portfolio turnover rate is from the corresponding Portfolio.

(f)	Not annualized.

See accompanying notes to financial statements and financial statements of the Master Portfolio.

5

State Street Institutional Investment Trust

State Street Clarion Global Infrastructure & MLP Fund

Notes to Financial Statements (Unaudited)

June 30, 2016

1.	Organization

State Street Institutional Investment Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is as an open-end management investment company, and was organized as a Massachusetts business trust on February 16, 2000. As of June 30, 2016, the Trust consists of fifty-one (51) series and corresponding classes, each of which have the same rights and privileges, including voting rights State Street Clarion Global Infrastructure & MLP Fund (the “Fund”) is authorized to issue an unlimited number of shares with no par value. The Fund has registered Class A, Class C, Class I and Class K Shares. The Fund’s Class C and Class K Shares were not operational at June 30, 2016. The financial statements herein relate only to:

Fund	Classes	Commencement of Operations
State Street Clarion Global Infrastructure & MLP Fund	Class A Class I	July 21, 2015 July 21, 2015

The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street Clarion Global Infrastructure & MLP Portfolio (the “Portfolio”), a separate series of the SSGA Active Trust. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio, (100.00% at June 30, 2016). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.

Class A shares are available to the general public for investment through transaction-based financial intermediaries. Class A shares impose a 5.25% sales charge (as a percentage of offering price) and may be subject to a 1% contingent deferred sales charge (“CDSC”) if no initial sales charge was paid at the time of purchase of an investment of $1,000,000 or more and the shares are redeemed within 18 months of purchase. Class I shares are sold without a sales charge and only to certain eligible investors.

The Portfolio of the State Street Clarion Global Infrastructure & MLP Fund commenced operations on January 21, 2015, after it acquired the net assets of the CBRE Clarion Global Listed Infrastructure Fund, LP (the “Partnership”), in exchange for Fund shares. The Partnership commenced operations on March 1, 2012. The acquisition of net assets of the Partnership was accomplished by an in-kind transfer of all of the Partnership’s net assets amounting to $11,569,962 and a cash transfer of $196,000 by the Partnership in exchange for 1,176,596 shares of the Fund. The Partnership elected to make a deemed sale election pursuant to the subscription agreement. SSGA FM contributed initial capital of $4,000,100 to the Fund in exchange for its shares. The fund substantially invested all of its assets into the MLP Portfolio as part of commencement of its operations. Immediately prior to the acquisition, the Portfolio did not have any assets or liabilities nor operations or investment activities.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred.

6

State Street Institutional Investment Trust

State Street Clarion Global Infrastructure & MLP Fund

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The Fund records its investment in its Portfolio at fair value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements.

The Portfolio’s investments are valued at fair value each day that the Portfolio’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Portfolio’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments. The summary of the inputs used for the Portfolio, as of June 30, 2016, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report. The investment in the Portfolio is categorized as Level 1 for financial reporting purposes.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date, net of any foreign taxes withheld at source, if any.

Realized gains and losses from the sale or disposition of investments are determined using the identified cost method.

Expenses

Certain expenses, which are directly identifiable to a specific fund, are applied to the fund within the Trust. Other expenses which cannot be attributed to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and relative net assets of the Funds within the Trust.

7

State Street Institutional Investment Trust

State Street Clarion Global Infrastructure & MLP Fund

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

Distributions

Dividends from net investment income are declared and paid quarterly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The Portfolio currently intends to pay distributions out of its distributable cash flow, which generally consists of cash and paid-in-kind distributions from MLPs or their affiliates, dividends from common stocks and income from other investments held by the Portfolio less current or accrued operating expenses of the Portfolio, including taxes on Portfolio taxable income. The amount and character of income and gains to be distributed are determined in accordance with federal tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Fees and Transactions with Affiliates

Advisory Fee

SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), serves as the investment adviser and CBRE Clarion Securities LLC (the “Sub-Adviser”) serves as the subadviser. The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with the Adviser. For its advisory services to the Fund, the Fund pays the Adviser a management fee at an annual rate of 0.90% of its average daily net assets.

The Adviser has entered into a sub-advisory agreement with the Sub-Adviser pursuant to which the Sub-Adviser will be responsible for the day-to-day management of any assets of the Fund. The Sub-Adviser receives fees from the Adviser for its services provided to the Fund. The Adviser is contractually obligated until April 30, 2017, to waive its management fee and/or to reimburse the Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees and expenses, and any class specific expenses such as distribution, shareholder servicing, and sub-transfer agency fees) exceed 1.20% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2017, except with the approval of the Board. Fees waived and expenses reimbursed by SSGA FM are shown on the Statement of Operations.

Administrator and Sub-Administrator Fees

SSGA FM serves as administrator and State Street serves as custodian and sub-administrator to the Fund. For its administration services, the Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets. The fees are accrued daily and paid monthly. For its services as custodian, the Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.

Transfer Agent Fees

Boston Financial Data Services (“BFDS”), a joint venture of DST Systems, Inc. and State Street Corporation, serves as transfer agent and dividend disbursing agent to the Fund. For these services, the Fund pays annual account services fees, activity-based fees, charges related to compliance and regulatory services.

8

State Street Institutional Investment Trust

State Street Clarion Global Infrastructure & MLP Fund

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

Distribution and Shareholder Servicing Fees

State Street Global Markets LLC (“SSGM” or the “Distributor”) serves as the distributor of the Fund. SSGM is a wholly owned subsidiary of State Street Corporation. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which the Fund may compensate its distributor (State Street Global Markets LLC or “SSGM”) for services in connection with the distribution of the Fund’s Class A shares and for services provided to Fund shareholders in that class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund’s net assets attributable to its Class A shares. In addition to payments under the Plan, the Fund may reimburse SSGM or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.

The Fund also may pay a sub-transfer agent fee at an annual rate of up to 0.20% of the Fund’s average daily net assets attributable to Class A and I for recordkeeping, shareholder servicing, or administrative services provided by financial intermediaries.

Due to Custodian

In certain circumstances, a fund may have cash overdraft with the custodian. The Due to custodian if any, reflects cash overdrawn with SSB as custodian who is an affiliate of the fund.

Other Transactions with Affiliates

From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of June 30, 2016, based on management’s evaluation of the shareholder account base, the Fund had accounts representing controlling ownership of more than 10% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 10% of the aggregate shares of the Fund and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 10% Affiliated Account Holders	Percentage of Affiliated
State Street Clarion Global Infrastructure & MLP Fund	1	23.86%
4.	Trustees’ Fees

The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

5.	Income Tax Information

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

9

State Street Institutional Investment Trust

State Street Clarion Global Infrastructure & MLP Fund

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. The federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions.

6.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

10

State Street Institutional Investment Trust

State Street Clarion Global Infrastructure & MLP Fund

Other Information

June 30, 2016 (Unaudited)

Expense Example

As a shareholder of a Fund, you incur two types of costs (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2016 to June 30, 2016.

The table below illustrates your Fund’s cost in two ways:

Based on actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

Based on hypothetical 5% return – This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Clarion Global Infrastructure & MLP Fund
Class A	1.45	1,154.70	7.77	1,017.70	7.27
Class I	1.20	1,157.00	6.44	1,018.90	6.02

(a)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 366.

11

State Street Institutional Investment Trust

State Street Clarion Global Infrastructure & MLP Fund

Other Information — (continued)

June 30, 2016 (Unaudited)

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Fund’s and the Portfolio’s investment adviser to vote proxies relating to the portfolio of securities are available (i) without charge, upon request by calling 1(866) 787 2257 (toll free) or (ii) on the website of the U.S. Securities and Exchange Commission (the “SEC”), at www.sec.gov. Information regarding how the investment adviser voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Portfolio’s website at www.ssgafunds.com.

Quarterly Portfolio Schedule

The Portfolios file a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1(866) 787 2257 (toll free) and on the Funds’ website at www.ssgafunds.com.

12

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Trustees

William L. Boyan

Michael F. Holland

Michael A. Jessee

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Investment Sub-Adviser

CBRE Clarion Securities LLC.

201 King of Prussia Road, Suite 600

Radnor, PA 19087

Custodian and Sub-Administrator

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

Transfer Agent

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

Distributor

State Street Global Markets LLC

State Street Financial Center

One Lincoln Street

Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Institutional Investment Trust

State Street Bank and Trust Company

P.O. Box 5049

Boston, MA 02206

IBG-20933

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before investing in the Fund.

Annual Report

30 June 2016

SSGA Active Trust

State Street Clarion Global Infrastructure & MLP Portfolio

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund or any private client invested in the Portfolio. Generally, shares of the Portfolio may be purchased only by or on behalf of other registered investment companies or private clients for which the Adviser or an affiliate serves as investment adviser (or in a similar capacity). This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257. Please read the offering document carefully before investing in the Portfolio.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund or any private client invested in the Portfolio. Generally, shares of the Portfolio may be purchased only by or on behalf of other registered investment companies or private clients for which the Adviser or an affiliate serves as investment adviser (or in a similar capacity). This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257. Please read the offering document carefully before investing in the Portfolio.

STATE STREET CLARION GLOBAL INFRASTRUCTURE & MLP PORTFOLIO —
MANAGEMENT DISCUSSION OF PORTFOLIO PERFORMANCE (UNAUDITED)

The State Street Clarion Global Infrastructure & MLP Portfolio (the “Portfolio”) seeks to provide long-term total return. The Portfolio’s benchmark is the MSCI ACWI IMI Index (the “Index”).

For the 12-month period ended June 30, 2016 (the “Reporting Period”), the total return for the Portfolio was 9.75%, and the total return for the Index was -3.87%. The Portfolio’s secondary benchmark, the State Street Clarion Global Infrastructure & MLP Composite Index (the “Secondary Index”), yielded a return of 5.59% for the Reporting Period. The returns of the Portfolio and both the Index and the Secondary Index reflect the reinvestment of dividends and other income. The Portfolio’s performance reflects the expenses of managing the Portfolio, including brokerage and advisory expenses. Both the Index and the Secondary Index are unmanaged and their returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

The Portfolio outperformed both the Index and Secondary Index during the Reporting Period. Global listed infrastructure saw positive returns helped by an environment of declining interest rates leading investors to seek safety and yield in more stable equities. Master Limited Partnership (“MLP”) securities were not as fortunate as they declined alongside falling commodity prices during the Reporting Period. By geography, the Portfolio’s absolute performance benefited from every region except Emerging Markets. Americas were the main driver of the positive performance. Investments in American utilities were the best contributor, followed by the tower sector. Their performance more than offset the negative returns of MLPs and renewable energy equities. MLPs showed a strong correlation with oil prices and regained some of their losses after oil bottomed in February. Asia was the next best region with all sectors seeing positive gains. Transportation and utilities led the way as the yield-seeking trade was a global theme, especially in 2016. The Portfolio’s attribution benefitted from Continental Europe where the two best performing sectors, transportation and utilities, were also the Portfolio’s biggest allocations in the region. The U.K. showed great resilience despite the uncertainty due to the “Brexit” vote. While renewable energy investments saw slight losses, U.K. utilities reinforced the safety trade and saw positive returns in U.S. dollar terms, even after the British pound depreciated following the Brexit Referendum.

On an individual security level, the top positive contributors to the Portfolio’s performance were Crown Castle International Corp., NextEra Energy Inc., and Transurban Group Ltd. Crown Castle International, a U.S. listed tower company, beat and raised guidance in the first quarter due to M&A and lower than expected carrier non-renewals. Transurban Group is an Australian toll road company. Positive traffic growth, completed and potential acquisitions, and U.S. organic growth helped drive its strong performance. NextEra Energy is a U.S. integrated utility. The Florida based utility benefited as being one of the premier U.S. utilities with a strong presence in renewable energy and one of the best growth stories in a sector that continued to be bid up during the period. The top detractors from the Portfolio’s performance were Williams Companies, TerraForm Power Inc., and Summit Midstream Partners LP. Williams Companies is an energy infrastructure company operating in the U.S. The Energy Transfer Equity acquisition drama that led to a termination of the deal damaged Williams Companies in an already sold off market with decreasing commodity prices. TerraForm Power is a renewable energy infrastructure company that suffered from the lack of corporate governance of its parent, SunEdison, who was greatly over leveraged before declaring bankruptcy. Summit Midstream is a gathering and processing MLP that suffered from worse than expected volumes due to timing of well completions.

The Portfolio did not invest in derivatives during the Reporting Period.

The views expressed above reflect those of the Portfolio’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

17

STATE STREET CLARION GLOBAL INFRASTRUCTURE & MLP PORTFOLIO —
PERFORMANCE SUMMARY (UNAUDITED)

The following performance chart of the Portfolio’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Portfolio’s per share net asset value (“NAV”) is the value of one share of the Portfolio and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Portfolio and the market return is based on the market price per share of the Portfolio. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Portfolio are listed for trading, as of the time that the Portfolio’s NAV is calculated. Since shares of the Portfolio did not trade in the secondary market until the day after the Portfolio’s inception, for the period from inception to the first day of secondary market trading in shares of the Portfolio (1/20/15, 1/21/15, respectively), the NAV of the Portfolio is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Portfolio at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Portfolio’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for State Street Clarion Global Infrastructure & MLP Portfolio as stated in the Fees and Expenses table of the prospectus dated October 31, 2015 is 0.30%.

PERFORMANCE AS OF JUNE 30, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	PRIMARY BENCHMARK: MSCI ACWI IMI Index	SECONDARY BENCHMARK: State Street Clarion Global Infrastructure & MLP Composite Index	NET ASSET VALUE	PRIMARY BENCHMARK: MSCI ACWI IMI Index	SECONDARY BENCHMARK: State Street Clarion Global Infrastructure & MLP Composite Index
ONE YEAR	9.75%	–3.87%	5.59%	9.75%	–3.87%	5.59%
SINCE INCEPTION (1)	64.46%	32.39%	42.66%	12.16%	6.69%	8.55%

(1)	For the period March 1, 2012 to June 30, 2016

MSCI ACWI IMI INDEX

The MSCI ACWI IMI Index is a free float-adjusted market capitalization-weighted index that is designed to measure the combined equity market performance of developed and emerging markets. The Index covers approximately 99% of the global equity investment opportunity set.

STATE STREET CLARION GLOBAL INFRASTRUCTURE & MLP COMPOSITE INDEX

The State Street Clarion Global Infrastructure & MLP Composite Index is a blended benchmark consisting of 85% FTSE Global Core Infrastructure 50/50 Index and 15% Alerian MLP Index. Prior to 3/2/2015, the blended benchmark consisted of 85% UBS Global 50/50 Infrastructure & Utilities Index and 15% Alerian MLP Index.

18

STATE STREET CLARION GLOBAL INFRASTRUCTURE & MLP PORTFOLIO —
PERFORMANCE SUMMARY (CONTINUED) (UNAUDITED)

Past Performance is not indicative of future results.

Index Returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Line graph is based on cumulative total return.

19

STATE STREET CLARION GLOBAL INFRASTRUCTURE & MLP PORTFOLIO —
PORTFOLIO SUMMARY (UNAUDITED)

TOP FIVE HOLDINGS AS OF JUNE 30, 2016

DESCRIPTION	CROWN CASTLE INTERNATIONAL CORP. REIT	AMERICAN TOWER CORP. REIT	VINCI SA	ENBRIDGE, INC.	NEXTERA ENERGY, INC.
MARKET VALUE	$804,847	681,660	662,491	640,561	562,024
% OF NET ASSETS	4.7	4.0	3.8	3.7	3.3

(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular security.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2016*

% OF NET ASSETS
Oil, Gas & Consumable Fuels	27.4%
Electric Utilities	20.8
Multi-Utilities	11.6
Real Estate Investment Trusts (REITs)	8.7
Transportation Infrastructure	7.9
Road & Rail	6.6
Construction & Engineering	6.2
Independent Power Producers & Energy Traders	3.3
Gas Utilities	1.4
Communications Equipment	1.0
Water Utilities	0.9
Short-Term Investment	4.6
Liabilities in Excess of Other Assets	(0.4)
TOTAL	100.0%

*	The Portfolio’s industry breakdown is expressed as a percentage of net assets and may change over time.

20

SSGA Active Trust

State Street Clarion Global Infrastructure & MLP Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2016

Security Description	Shares	Value

COMMON STOCKS — 95.8%
AUSTRALIA — 3.7%
DUET Group (a)	93,124	$174,383
Transurban Group Stapled Security (a)	51,741	465,269

		639,652

CANADA — 8.2%
Canadian Pacific Railway, Ltd.	2,600	332,993
Enbridge, Inc.	15,200	640,561
Pembina Pipeline Corp.	9,600	290,210
Veresen, Inc.	18,600	156,826

		1,420,590

FRANCE — 5.5%
Aeroports de Paris (a)	1,312	143,912
Groupe Eurotunnel SE (a)	13,776	145,669
Vinci SA (a)	9,378	662,491

		952,072

HONG KONG — 1.3%
CLP Holdings, Ltd. (a)	21,000	214,523

ITALY — 1.4%
Ei Towers SpA (a) (b)	3,418	173,629
Snam SpA (a)	10,515	62,931

		236,560

JAPAN — 4.6%
Central Japan Railway Co. (a)	1,500	268,551
East Japan Railway Co. (a)	3,600	335,819
Hokkaido Electric Power Co., Inc. (a)	23,200	189,697

		794,067

SOUTH KOREA — 1.0%
Korea Electric Power Corp. (a)	3,230	169,549

SPAIN — 7.2%
Abertis Infraestructuras SA (a)	24,584	363,685
Enagas SA (a)	5,769	176,435
Ferrovial SA (a)	20,844	408,524
Red Electrica Corp. SA (a)	3,248	290,534

		1,239,178

SWITZERLAND — 1.4%
Flughafen Zuerich AG (a)	1,370	243,023

UNITED KINGDOM — 3.4%
National Grid PLC (a)	24,662	364,175
Renewables Infrastructure Group, Ltd.	56,821	73,870
United Utilities Group PLC (a)	10,464	145,639

		583,684

UNITED STATES — 58.1%
American Electric Power Co., Inc.	4,100	287,369
American Tower Corp. REIT	6,000	681,660
Avangrid, Inc.	1,500	69,090
Boardwalk Pipeline Partners L.P. (c)	8,600	150,070
Crown Castle International Corp. REIT	7,935	804,847
Delek Logistics Partners L.P.	2,900	77,459
Dominion Resources, Inc.	3,368	262,468
DTE Energy Co.	5,484	543,574
Edison International	4,009	311,379
Enbridge Energy Partners L.P.	6,100	141,520
Energy Transfer Partners L.P. (c)	6,729	256,173
Enterprise Products Partners L.P. (c)	17,400	509,124

Eversource Energy	4,862	291,234
Exelon Corp.	2,398	87,191
ITC Holdings Corp.	3,700	173,234
Kinder Morgan, Inc.	20,900	391,248
Magellan Midstream Partners L.P. (c)	4,100	311,600
MPLX L.P.	8,700	292,581
NextEra Energy Partners L.P.	4,031	122,462
NextEra Energy, Inc.	4,310	562,024
NiSource, Inc.	4,519	119,844
Norfolk Southern Corp.	2,500	212,825
NRG Yield, Inc. Class A	16,600	252,652
Pattern Energy Group, Inc.	5,500	126,335
PG&E Corp.	7,900	504,968
Sempra Energy	4,805	547,866
Shell Midstream Partners L.P. (c)	3,886	131,308
Tallgrass Energy Partners L.P.	6,000	276,120
Targa Resources Corp.	8,900	375,046
Tesoro Logistics L.P. (c)	1,800	89,154
Valero Energy Partners L.P. (c)	3,700	173,937
Westar Energy, Inc.	2,200	123,398
Williams Cos., Inc.	13,500	292,005
Williams Partners L.P. (c)	5,200	180,128
Xcel Energy, Inc.	6,400	286,592

		10,018,485

TOTAL COMMON STOCKS (Cost $14,254,061)		16,511,383

SHORT-TERM INVESTMENT — 4.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.47% (d) (e) (Cost $789,440)	789,440	789,440

TOTAL INVESTMENTS — 100.4% (Cost $15,043,501)		17,300,823
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(62,764)

NET ASSETS — 100.0%		$17,238,059

(a)	Security is fair valued at year end by applying factors provided by independent third party in accordance with Portfolio’s valuation policy and procedures. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.Total market value of such securities represents 4,998,438 and 29.0% of net assets of the Portfolio at June 30, 2016.
(b)	Non-income producing security.
(c)	Master Limited Partnership. Total market value of such securities represents $1,801,494 or 10.5% of net assets
(d)	The Portfolio may invest in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended June 30, 2016 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2016.

REIT    Real Estate Investment Trust

See accompanying notes to financial statements.

21

SSGA Active Trust

State Street Clarion Global Infrastructure & MLP Portfolio

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

The following table summarizes the value of the Portfolio’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$—	$639,652	$—	$639,652
Canada	1,420,590	—	—	1,420,590
France	—	952,072	—	952,072
Hong Kong	—	214,523	—	214,523
Italy	—	236,560	—	236,560
Japan	—	794,067	—	794,067
South Korea	—	169,549	—	169,549
Spain	—	1,239,178	—	1,239,178
Switzerland	—	243,023	—	243,023
United Kingdom	73,870	509,814	—	583,684
United States	10,018,485	—	—	10,018,485
Short-Term Investment	789,440	—	—	789,440

TOTAL INVESTMENTS	$12,302,385	$4,998,438	$—	$17,300,823

Affiliate Table

	Number of Shares Held at 6/30/15	Value at 6/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/16	Value at 6/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	284,165	$284,165	7,459,882	6,954,607	789,440	$789,440	$523	$—

See accompanying notes to financial statements.

22

SSGA Active Trust

State Street Clarion Global Infrastructure & MLP Portfolio

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016

ASSETS
Investments in unaffiliated issuers, at value (Note 2)	$16,511,383
Investments in affiliated issuers, at value (Note 2)	789,440

Total Investments	17,300,823
Foreign currency, at value	16,669
Receivable for investments sold	127,410
Dividends receivable — unaffiliated issuers (Note 2)	62,098
Dividend receivable — affiliated issuers (Note 2)	56
Receivable from Adviser (Note 3)	4,134
Receivable for foreign taxes recoverable	13,771

TOTAL ASSETS	17,524,961

LIABILITIES
Payable for investments purchased	279,018
Payable for fund shares repurchased	3,750
Advisory fee payable (Note 3)	4,134

TOTAL LIABILITIES	286,902

NET ASSETS	$17,238,059

NET ASSETS CONSIST OF:
Paid-in Capital	$16,648,027
Undistributed (distribution in excess of) net investment income (loss)	—
Accumulated net realized gain (loss) on investments, foreign currency transactions, and futures contracts	(1,665,724)
Net unrealized appreciation (depreciation) on:
Investments	2,257,322
Foreign currency transactions	(1,566)

NET ASSETS	$17,238,059

NET ASSET VALUE PER SHARE
Net asset value per share	$10.29

Shares outstanding	1,675,757

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$14,254,061
Investments in affiliated issuers	789,440

Total cost of investments	$15,043,501

Foreign currency, at cost	$16,538

See accompanying notes to financial statements.

23

SSGA Active Trust

State Street Clarion Global Infrastructure & MLP Portfolio

STATEMENT OF OPERATIONS

For the Year Ended June 30, 2016

INVESTMENT INCOME
Dividend income — unaffiliated issuers (Note 2)	$448,506
Dividend income — affiliated issuers (Note 2)	523
Dividend income from master limited partnership and related companies	134,028
Return of capital from master limited partnerships and related companies	(138,518)
Foreign taxes withheld	(22,812)

TOTAL INVESTMENT INCOME (LOSS)	421,727

EXPENSES
Advisory fee (Note 3)	46,227
Trustees’ fees and expenses (Note 4)	422
Miscellaneous expenses	1,667

TOTAL EXPENSES	48,316

Expenses waived/reimbursed by the Adviser (Note 3)	(46,227)

NET EXPENSES	2,089

NET INVESTMENT INCOME (LOSS)	419,638

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment transactions — unaffiliated issuers	(1,638,134)
Foreign currency transactions	(2,226)

Net realized gain (loss)	(1,640,360)

Net change in unrealized appreciation/depreciation on:
Investment transactions — unaffiliated issuers	2,734,296
Foreign currency transactions	(1,611)

Net change in unrealized appreciation/depreciation	2,732,685

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,092,325

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,511,963

See accompanying notes to financial statements.

24

SSGA Active Trust

State Street Clarion Global Infrastructure & MLP Portfolio

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 6/30/16	For the Period 1/20/15* - 6/30/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$419,638	$213,493
Net realized gain (loss)	(1,640,360)	415,237
Net change in unrealized appreciation/depreciation	2,732,685	(476,929)

Net increase (decrease) in net assets resulting from operations	1,511,963	151,801

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(480,070)	(180,817)
Net realized gains	(413,049)	—
Return of capital	(39,003)	—

Total distributions to shareholders	(932,122)	(180,817)

FROM BENEFICIAL INTEREST TRANSACTIONS:
In-kind transfer from CBRE Clarion Global Listed Infrastructure Fund, LP (Note 1)	—	11,569,962
Contribution from SSGA Funds Management, Inc. (Note 1)	—	4,000,100
Proceeds from sale of shares sold	321,021	348,304
Reinvestment of distributions	932,122	180,817
Cost of shares redeemed	(505,870)	(159,222)

Net increase (decrease) in net assets from beneficial interest transactions	747,273	15,939,961

Net increase (decrease) in net assets during the period	1,327,114	15,910,945

Net assets at beginning of period	15,910,945	—

NET ASSETS AT END OF PERIOD	$17,238,059	$15,910,945

Undistributed (distribution in excess of) net investment income (loss)	$—	$26,377

SHARES OF BENEFICIAL INTEREST:
In-kind transfer from CBRE Clarion Global Listed Infrastructure Fund, LP (Note 1)	—	1,176,596
Shares sold	33,009	414,875
Reinvestment of distributions	103,757	17,385
Shares redeemed	(54,490)	(15,375)

Net increase (decrease)	82,276	1,593,481

*	Inception date.

See accompanying notes to financial statements.

25

SSGA Active Trust

State Street Clarion Global Infrastructure & MLP Portfolio

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	Year Ended 6/30/16	For the Period 1/21/15* - 6/30/15
Net asset value, beginning of period	$9.99	$10.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.26	0.14
Net realized and unrealized gain (loss)	0.62	(0.04)

Total from investment operations	0.88	0.10

Distributions to shareholders from:
Net investment income	(0.30)	(0.11)
Net realized gains	(0.26)	—
Return of capital	(0.02)	—

Total distributions	(0.58)	(0.11)

Net asset value, end of period	$10.29	$9.99

Total return (b)	9.75%	1.00%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$17,238	$15,911
Ratios to average net assets:
Total expenses	0.31%	0.30	%(c)
Net expenses	0.01%	0.00	%(c)(d)
Net investment income (loss)	2.72%	2.97	%(c)
Portfolio turnover rate	103%	37	%(e)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(c)	Annualized.
(d)	Amount shown represents less than 0.005%.
(e)	Not annualized.

See accompanying notes to financial statements.

26

SSGA Active Trust

State Street Clarion Global Infrastructure & MLP Portfolio

NOTES TO FINANCIAL STATEMENTS

June 30, 2016

1.	Organization

SSGA Active Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company that was organized as a Massachusetts business trust on March 30, 2011.

As of June 30, 2016, the Trust offered fourteen (14) funds, each of which represents a separate series of beneficial interest in the Trust (each a “Fund” and collectively, the “Funds”). The financial statements herein relate to the State Street Clarion Global Infrastructure & MLP Portfolio (the “Portfolio”), a separate nondiversified series of the Trust. The Portfolio operates as the master portfolio in a master feeder structure.

The Portfolio commenced operations on January 21, 2015, after it acquired the net assets of the CBRE Clarion Global Listed Infrastructure Fund, LP (the “Partnership”), via the Feeder Fund. The acquisition of net assets of the Partnership was accomplished by an in-kind transfer of all of the Partnership’s net assets amounting to $11,569,962 and a cash transfer of $196,000 by the Partnership in exchange for 1,176,596 shares of the Feeder Fund (the “transaction”). The Partnership elected to make a deemed sale election related to the transaction, pursuant to the subscription agreement. SSGA FM contributed initial capital of $4,000,100 to the Feeder Fund in exchange for the Feeder Fund’s shares. Immediately prior to the acquisition, the Portfolio did not have any assets or liabilities nor operations or investment activities.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The Portfolio’s investments are valued at fair value each day that the Portfolio’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Portfolio’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments. Valuation techniques used to value the Portfolio’s investments by major category are as follows:

•	Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit.

27

SSGA Active Trust

State Street Clarion Global Infrastructure & MLP Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

A “significant event” is an event that the Trustee believes, with a reasonably high degree of certainty, has caused the closing market prices of a Portfolio’s securities to no longer reflect their value at the time of the Portfolio net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Trustee. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy. At June 30, 2016, the independent fair value service was used for certain foreign securities in the Portfolio’s, and these securities were classified within Level 2 of the fair value hierarchy.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are categorized into a hierarchy consisting of three broad levels for financial reporting purposes.

The Portfolio values its assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Portfolio’s investments according to the fair value hierarchy as of June 30, 2016, is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Portfolio had transfers from Level 1 to Level 2 during the year ended June 30, 2016 in the amount of $3,117,437. At June 30, 2016 these investments applied factor prices provided by an independent third party in accordance with the Portfolio’s valuation policy and procedures. At June 30, 2015 these investments were valued at exchange closing prices in accordance with the Portfolio’s valuation policy.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock are recorded as dividend income at fair value. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.

28

SSGA Active Trust

State Street Clarion Global Infrastructure & MLP Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016

Distributions received from the Portfolio’s investments in master limited partnerships or limited liability companies that have economic characteristics substantially similar to master limited partnerships (collectively, “MLPs”) generally are comprised of ordinary income and return of capital from the MLPs. The Portfolio records distributions from MLPs as dividend income and redesignates between income and return of capital at year end. Such estimates are based on information provided by each MLP and other industry sources. These estimates may subsequently be revised based on actual allocations received from MLPs after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Portfolio. For the period ended June 30, 2016, the Portfolio estimated the allocation of investment income and return of capital for the distributions received from MLPs within the Statement of Operations. For this period, the Portfolio has estimated approximately 0.04% as income and approximately 99.6% as return of capital.

Expenses

Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed directly to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.

Foreign Currency Translation

The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Foreign Taxes

The Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolio invests. These foreign taxes, if any, are paid by the Portfolio and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2016, if any, are disclosed in the Portfolio’s Statement of Assets and Liabilities.

Distributions

Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The Portfolio currently intends to pay distributions out of its distributable cash flow, which generally consists of cash and paid-in-kind distributions from MLPs or their affiliates, dividends from common stocks and income from other investments held by the Portfolio less current or accrued operating expenses of the Portfolio, including taxes on Portfolio taxable income. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Fees and Transactions with Affiliates

Advisory Fee

The Trust on behalf of the Portfolio has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Portfolio, the Adviser is paid a management fee by the Portfolio at an annual rate of 0.30% of

29

SSGA Active Trust

State Street Clarion Global Infrastructure & MLP Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016

its average daily net assets. The Adviser has contractually agreed to waive the entire amount of this fee until the later of April 30, 2017 or such time as the shares of the Portfolio cease to be the only investment security held by the State Street Clarion Global Infrastructure & MLP Fund series of State Street Institutional Investment Trust. The waiver may be terminated only by the Portfolio’s Board of Trustees.

The Adviser pays all operating expenses of the Portfolio other than management fee, distribution fee pursuant to the Portfolio’s Distribution and Service Plan, if any, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustees’ counsel fees), litigation expenses, and other extraordinary expenses.

Administrator and Sub-Administrator Fees

SSGA FM serves as administrator and State Street, an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.

Other Transactions with Affiliates

The Funds may invest in affiliated entities, included securities issued by State Street, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2016 are disclosed in the Schedule of Investments.

4.	Trustees’ Fees

The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

5.	Investment Transactions

Purchases and sales of investments (excluding short term investments) for the year ended June 30, 2016 aggregated to $15,881,867 and $16,019,327, respectively.

6.	Income Tax Information

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Portfolio will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, nontaxable dividend adjustments to income, foreign currencies, distributions from MLPs and wash sale loss deferrals.

The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. The federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

As a limited partner in the MLPs, the Portfolio reports its allocable share of the MLP’s taxable income in computing its own taxable income. The distributions paid by the MLPs generally do not constitute income for tax purposes. Each MLP may allocate losses to the Portfolio which are generally not deductible in computing the Portfolio’s taxable income until such time as that particular MLP either generates income to offset those losses or the Portfolio disposes of units in that

30

SSGA Active Trust

State Street Clarion Global Infrastructure & MLP Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016

MLP. This may result in the Portfolio’s taxable income being substantially different than its book income in any given year. As a result, the Portfolio may have insufficient taxable income to support its distributions paid resulting in a return of capital to shareholders. A return of capital distribution is generally not treated as taxable income to shareholders and instead reduces a shareholder’s basis in their shares of the Portfolio.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and realized and unrealized capital gains at various rates.

The tax character of distributions paid during the period ended June 30, 2016 was as follows:

Ordinary Income	Long-Term Capital Gain	Tax Return of Capital	Total
$893,119	$—	$39,003	$932,122

The tax character of distributions paid during the period ended June 30, 2015 was as follows:

Ordinary Income	Long-Term Capital Gain	Tax Return of Capital	Total
$180,817	$—	$—	$180,817

As of June 30, 2016, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation (Depreciation)	Qualified Late-Year Losses*	Total
$—	$(1,284,055)	$—	$1,874,085	$—	$590,030
*	The Portfolio has elected to defer certain qualified late year losses and recognize such losses in the next taxable year.

As of June 30, 2016, the Portfolio had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Non-Expiring Short Term	Non-Expiring Long Term
$1,222,696	$61,359

As of June 30, 2016, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$15,425,172	$2,005,676	$130,025	$1,875,651

7.	Risks

Concentration Risk

As a result of the Portfolio’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio were more broadly diversified.

Foreign and Emerging Markets Risks

Investing in foreign markets involve risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Portfolio invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Portfolio invests in securities of issuers located in emerging markets, these risks may be even more pronounced.

31

SSGA Active Trust

State Street Clarion Global Infrastructure & MLP Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016

Market and Credit Risk

In the normal course of business, the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.

8.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

32

SSGA Active Trust

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

SSGA Active Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of State Street Clarion Global Infrastructure & MLP Portfolio (the “Portfolio”) (one of the portfolios constituting SSGA Active Trust) as of June 30, 2016, and the related statement of operations for the year then ended and the statement of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2016, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers or others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of State Street Clarion Global Infrastructure & MLP Portfolio (one of the portfolios constituting SSGA Active Trust) at June 30, 2016, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

August 26, 2016

33

SSGA Active Trust

State Street Clarion Global Infrastructure & MLP Portfolio

OTHER INFORMATION

June 30, 2016 (Unaudited)

Tax Information

Dividend Received Deduction

For federal income tax purposes, the following information is furnished with respect to the distributions of the Portfolio for its fiscal period ended June 30, 2016. For U.S. federal income tax purposes, the percentage of distributions that qualify for the corporate dividends received deduction for the fiscal period ended June 30, 2016 is 25.41%.

Qualified Dividend Income

A portion of dividends distributed by the Portfolio during the fiscal period ended June 30, 2016, are considered qualified dividend income, and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. These amounts were $404,463 for the fiscal period ended June 30, 2016.

Expense Example

As a shareholder of a Fund, you incur two types of costs (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2016 to June 30, 2016.

The table below illustrates your Fund’s cost in two ways:

Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

Based on hypothetical 5% return — This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual			Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period		Ending Account Value	Expenses Paid During Period(a)
State Street Clarion Global Infrastructure & MLP Portfolio	0.03%	$1,165.00	$0.16	(a)	$1,024.70	$0.15

(a)	Hypothetical expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 366.

34

SSGA Active Trust

State Street Clarion Global Infrastructure & MLP Portfolio

OTHER INFORMATION (continued)

June 30, 2016 (Unaudited)

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the website of the U.S. Securities and Exchange Commission, at www.sec.gov.

Information regarding how the investment adviser voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds’ website at www.spdrs.com.

Quarterly Portfolio Schedule

The Portfolios file a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.spdrs.com.

35

SSGA ACTIVE TRUST

State Street Clarion Global Infrastructure & MLP Portfolio

OTHER INFORMATION (continued)

June 30, 2016

TRUSTEES

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios In Fund Complex Overseen By Trustee	Other Directorships Held By Trustee During The Past 5 Years
Independent Trustees
FRANK NESVET c/o SSGA Active Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1943	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since September 2000	Chief Executive Officer, Libra Group, Inc. (a financial services consulting company) (1998-present).	218	SPDR Index Shares Funds (Trustee); SPDR Series Trust (Trustee); SSGA Master Trust (Trustee).
DAVID M. KELLY c/o SSGA Active Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1938	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since September 2000	Retired.	218	Chicago Stock Exchange (Former Director, retired); Penson Worldwide Inc. (Former Director, retired); SPDR Index Shares Funds (Trustee); SPDR Series Trust (Trustee); SSGA Master Trust (Trustee).
BONNY EUGENIA BOATMAN c/o SSGA Active Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1950	Independent Trustee	Term: Unlimited Served: since April 2010	Retired.	218	SPDR Index Shares Funds (Trustee); SPDR Series Trust (Trustee); SSGA Master Trust (Trustee).
DWIGHT D. CHURCHILL c/o SSGA Active Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1953	Independent Trustee	Term: Unlimited Served: since April 2010	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014-January 2015).	218	SPDR Index Shares Funds (Trustee); SPDR Series Trust (Trustee); SSGA Master Trust (Trustee); Affiliated Managers Group, Inc. (Director).
CARL G. VERBONCOEUR c/o SSGA Active Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1952	Independent Trustee	Term: Unlimited Served: since April 2010	Self-employed consultant since 2009.	218	The Motley Fool Funds Trust (Trustee); SPDR Index Shares Funds (Trustee); SPDR Series Trust (Trustee); SSGA Master Trust (Trustee).

36

SSGA ACTIVE TRUST

State Street Clarion Global Infrastructure & MLP Portfolio

OTHER INFORMATION (continued)

June 30, 2016

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios In Fund Complex Overseen By Trustee	Other Directorships Held By Trustee During The Past 5 Years
Interested Trustee
JAMES E. ROSS* SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1965	Interested Trustee	Term: Unlimited Served as Trustee: since April 2010	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Senior Managing Director and Principal, State Street Global Advisors (2006-present); President, SSGA Funds Management, Inc. (2005-2012).	299	SPDR Index Shares Funds (Trustee); SPDR Series Trust (Trustee); SSGA Master Trust (Trustee); Select Sector SPDR Trust (Trustee); State Street Master Funds (Trustee); and State Street Institutional Investment Trust (Trustee).

*	Mr. Ross is an Interested Trustee because of his employment with the Adviser and ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.

OFFICERS

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During The Past 5 Years
ELLEN M. NEEDHAM SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1967	President	Term: Unlimited Served: since October 2012	President and Director, SSGA Funds Management, Inc. (2001-present)*; Senior Managing Director, State Street Global Advisors (1992-present).*
ANN M. CARPENTER SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012; Term: Unlimited Served: since February 2016	Chief Operating Officer, SSGA Funds Management, Inc. (2005-Present)*; Managing Director, State Street Global Advisors (2005-present).*
MICHAEL P. RILEY SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1969	Vice President	Term: Unlimited Served: since February 2005	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (February 2015-present); Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (2008-February 2015); Principal, State Street Global Advisors and SSGA Funds Management, Inc. (2005-2008).

37

SSGA ACTIVE TRUST

State Street Clarion Global Infrastructure & MLP Portfolio

OTHER INFORMATION (continued)

June 30, 2016

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During The Past 5 Years
JOSHUA A. WEINBERG SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1978	Chief Legal Officer	Term: Unlimited Served: since February 2015	Vice President and Managing Counsel, State Street Global Advisors (2011-present); Clerk, SSGA Funds Management, Inc. (2013-present); Associate, Financial Services Group, Dechert LLP (2006-2011).
CHRISTOPHER A. MADDEN State Street Bank and Trust Company One Hundred Huntington Avenue, CPH0326 Boston, MA 02116 1967	Secretary	Term: Unlimited Served: since August 2013	Vice President and Senior Counsel, State Street Bank and Trust Company (2013-present); Counsel, Atlantic Fund Services (2009-2013); Vice President.*
PATRICIA A. MORISETTE State Street Bank and Trust Company One Hundred Huntington Avenue, CPH0326 Boston, MA 02116 1973	Assistant Secretary	Term: Unlimited Served: since February 2015	Vice President and Counsel, State Street Bank and Trust Company (2014-present); Assistant Vice President and Counsel, John Hancock Financial Services (2011-2013); Independent legal consultant (2009-2011); Associate, Bingham McCutchen LLP (2003-2009).*,**
BRUCE S. ROSENBERG SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015-present; Director, Credit Suisse (April 2008-July 2015)).
CHAD C. HALLETT SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014-present); Vice President, State Street Bank and Trust Company (2001-November 2014).*
SUJATA UPRETI SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1974	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015-present; Assistant Director, Cambridge Associates, LLC (July 2014-January 2015); Vice President, Bank of New York Mellon (July 2012-August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003-July 2012)).
DANIEL FOLEY SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1972	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007-present).*
BRIAN HARRIS SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1973	Chief Compliance Officer and Anti-Money Laundering Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013-present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010-2013); Director of Compliance, AARP Financial Inc. (2008-2010).

*	Served in various capacities and/or with various affiliated entities during noted time period.
**	Served in various capacities and/or with unaffiliated mutual funds or closed-end funds for which State Street Bank and Trust Company or its affiliates act as a provider of services during the noted time period.

Statement of Additional information (SAI) includes additional information about Fund directors and is available, without charge, upon request and by calling 1-866-787-2257.

38

SSGA Active Trust

Trustees

Bonny E. Boatman

Dwight D. Churchill

David M. Kelly

Frank Nesvet, Chairman

James E. Ross

Carl G. Verboncoeur

Officers

Ellen M. Needham, President

Bruce Rosenburg, Treasurer

Ann Carpenter, Vice President and Deputy Treasurer

Michael P. Riley, Vice President

Chad C. Hallett, Deputy Treasurer

Sujata Upreti, Assistant Treasurer

Daniel Foley, Assistant Treasurer

Christopher A. Madden, Secretary

Patricia A. Morisette, Assistant Secretary

Brian Harris, Chief Compliance Officer and Anti-Money Laundering Officer

Joshua A. Weinberg, Chief Legal Officer

Investment Manager and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Distributor

State Street Global Markets, LLC

One Lincoln Street

Boston, MA 02111

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Legal Counsel

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20006

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Distributor: State Street Global Markets, LLC, member FINRA, SIPC, a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The SSGA Funds pay State Street Bank and Trust Company for its services as custodian, transfer agent and shareholder servicing agent and pays SSGA Funds Management, Inc. for investment advisory services.

Before investing, consider the funds’ investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1-800-997-7327 or visit www.SSGAfunds.com. Read it carefully.

Fund Shares are distributed by State Street Global Markets, LLC, a wholly-owned subsidiary of State Street Corporation. State Street Global Markets, LLC; member FINRA, SIPC.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund or any private client invested in the Portfolio. Generally, shares of the Portfolio may be purchased only by or on behalf of other registered investment companies or private clients for which the Adviser or an affiliate serves as investment adviser (or in a similar capacity). This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257. Please read the offering document carefully before investing in the Portfolio.

Not FDIC Insured — No Bank Guarantee — May Lose Value	© 2016 State Street Corporation — All Rights Reserved SSITCGSAR IBG-20864

Semi-Annual Report

30 June 2016

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Semi-Annual Report

June 30, 2016 (Unaudited)

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Portfolio Summary (Unaudited)

State Street Hedged International Developed Equity Index Fund Portfolio Composition*	June 30, 2016
Mutual Funds and Exchange Traded Products	96.6%
Short-Term Investment	3.0
Other Assets in Excess of Liabilities	0.4
Total	100.0%

*	As a percentage of net assets as of the date indicated. The Fund’s composition will vary over time.

See accompanying notes to financial statements.

1

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Schedule of Investments

June 30, 2016 (Unaudited)

Security Description	Shares	Value
MUTUAL FUND AND EXCHANGE TRADED PRODUCTS – 96.6%
State Street International Developed Equity Index Portfolio (Cost $1,397,681,579)		$1,312,739,423

SHORT-TERM INVESTMENT – 3.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.47%(a)(b) (Cost $40,627,270)	40,627,270	40,627,270

TOTAL INVESTMENTS – 99.6% (Cost $1,438,308,849)		1,353,366,693
Other Assets in Excess of Liabilities – 0.4%		5,797,303

NET ASSETS – 100.0%		$1,359,163,996

(a)	The Fund invested in affiliated funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2016 are shown in the Affiliate Table below.

(b)	The rate shown is the annualized seven-day yield at June 30, 2016.

At June 30, 2016, open forward foreign currency contracts were as follows:

Counterparty	Amount Sold		Amount Bought		Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	USD	17,998,588	SGD	24,224,299	07/05/2016	$–
BNP Paribas SA	SGD	23,919,299	USD	17,364,119	07/05/2016	(407,855)
BNP Paribas SA	USD	171,685,923	JPY	17,612,743,805	07/06/2016	72
BNP Paribas SA	USD	39,004,402	SEK	330,459,531	07/06/2016	3
BNP Paribas SA	USD	28,341,954	DKK	189,797,566	07/06/2016	574
BNP Paribas SA	USD	9,299,888	ILS	35,814,174	07/06/2016	4
BNP Paribas SA	USD	8,153,787	NOK	68,230,520	07/06/2016	(2)
BNP Paribas SA	USD	2,603,384	NZD	3,655,581	07/06/2016	(5)
BNP Paribas SA	NZD	3,258,581	USD	2,200,705	07/06/2016	(119,944)
BNP Paribas SA	NOK	63,231,520	USD	7,560,000	07/06/2016	3,613
BNP Paribas SA	ILS	34,083,174	USD	8,855,282	07/06/2016	4,880
BNP Paribas SA	DKK	176,038,566	USD	26,375,782	07/06/2016	87,889
BNP Paribas SA	SEK	321,462,531	USD	38,535,658	07/06/2016	593,176
BNP Paribas SA	JPY	16,703,075,305	USD	150,783,118	07/06/2016	(12,035,585)
BNP Paribas SA	USD	30,250,557	EUR	27,197,000	08/04/2016	(3,453)
BNP Paribas SA	NZD	3,655,581	USD	2,599,425	08/04/2016	(49)
BNP Paribas SA	GBP	5,384,000	USD	7,198,047	08/04/2016	(841)
BNP Paribas SA	NOK	68,230,520	USD	8,153,414	08/04/2016	(142)
BNP Paribas SA	ILS	35,814,174	USD	9,304,473	08/04/2016	(395)
BNP Paribas SA	SGD	24,224,299	USD	17,991,236	08/04/2016	(3,263)
BNP Paribas SA	DKK	189,797,566	USD	28,368,643	08/04/2016	(3,591)
BNP Paribas SA	SEK	330,459,531	USD	39,052,741	08/04/2016	(750)
BNP Paribas SA	JPY	17,612,743,805	USD	171,823,265	08/04/2016	(17,239)
Bank of America	USD	171,672,536	JPY	17,612,743,805	07/06/2016	13,459
Bank of America	USD	101,703,709	AUD	136,592,050	07/06/2016	(1,175)
Bank of America	DKK	1,081,000	USD	162,285	07/06/2016	859
Bank of America	SEK	1,883,000	USD	223,653	07/06/2016	1,401
Bank of America	GBP	1,069,000	USD	1,504,646	07/06/2016	75,601
Bank of America	AUD	127,349,050	USD	92,140,858	07/06/2016	(2,679,602)
Bank of America	JPY	16,703,075,305	USD	150,783,118	07/06/2016	(12,035,585)
Bank of America	AUD	136,592,050	USD	101,590,337	08/04/2016	(3,693)
Bank of America	JPY	17,612,743,805	USD	171,846,736	08/04/2016	6,232
Citibank N.A.	USD	125,486,228	GBP	93,869,273	07/06/2016	(1,238)
Citibank N.A.	USD	44,718,783	HKD	346,918,035	07/06/2016	(1,038)
Citibank N.A.	HKD	1,977,000	USD	254,775	07/06/2016	(60)
Citibank N.A.	AUD	778,000	USD	568,205	07/06/2016	(11,071)
Citibank N.A.	JPY	200,748,000	USD	1,930,305	07/06/2016	(26,552)
Citibank N.A.	HKD	347,236,035	USD	44,718,156	07/06/2016	(40,580)

See accompanying notes to financial statements.

2

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Counterparty	Amount Sold		Amount Bought		Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Citibank N.A.	GBP	91,269,274	USD	132,870,265	07/06/2016	$10,860,969
Citibank N.A.	USD	29,367,140	JPY	3,009,524,000	08/04/2016	(4,417)
Citibank N.A.	ILS	3,884,000	USD	1,008,907	08/04/2016	(194)
Citibank N.A.	HKD	346,918,035	USD	44,733,603	08/04/2016	(1,198)
Citibank N.A.	GBP	93,869,273	USD	125,508,005	08/04/2016	(3,592)
Goldman Sachs Bank	DKK	1,261,000	USD	189,559	07/06/2016	1,254
Goldman Sachs Bank	SEK	2,195,000	USD	264,734	07/06/2016	5,656
Goldman Sachs Bank	CHF	844,000	USD	855,138	07/06/2016	(11,267)
Goldman Sachs Bank	GBP	1,247,000	USD	1,797,326	07/06/2016	130,329
HSBC Bank USA	USD	212,249,850	EUR	191,044,657	07/06/2016	(1,807)
HSBC Bank USA	EUR	185,640,657	USD	206,902,082	07/06/2016	657,810
HSBC Bank USA	EUR	191,044,657	USD	212,461,718	08/04/2016	(8,318)
JP Morgan Chase Bank, N.A.	SGD	305,000	USD	221,345	07/05/2016	(5,269)
JP Morgan Chase Bank, N.A.	USD	592,459	HKD	4,600,000	07/06/2016	481
JP Morgan Chase Bank, N.A.	NZD	397,000	USD	268,081	07/06/2016	(14,649)
JP Morgan Chase Bank, N.A.	ILS	1,731,000	USD	450,010	07/06/2016	520
JP Morgan Chase Bank, N.A.	SEK	4,919,000	USD	589,707	07/06/2016	9,114
JP Morgan Chase Bank, N.A.	NOK	4,999,000	USD	597,702	07/06/2016	304
JP Morgan Chase Bank, N.A.	DKK	11,417,000	USD	1,710,515	07/06/2016	5,611
JP Morgan Chase Bank, N.A.	GBP	2,884,000	USD	4,198,945	07/06/2016	343,597
JP Morgan Chase Bank, N.A.	AUD	7,558,000	USD	5,468,394	07/06/2016	(159,076)
JP Morgan Chase Bank, N.A.	CHF	5,659,000	USD	5,700,029	07/06/2016	(109,198)
JP Morgan Chase Bank, N.A.	EUR	6,092,000	USD	6,789,175	07/06/2016	21,045
JP Morgan Chase Bank, N.A.	JPY	1,384,510,000	USD	12,494,867	07/06/2016	(1,001,098)
Morgan Stanley Bank, N.A.	EUR	2,539,000	USD	2,839,668	07/06/2016	18,874
Royal Bank of Canada	USD	212,249,659	EUR	191,044,657	07/06/2016	(1,616)
Royal Bank of Canada	EUR	185,640,657	USD	206,905,794	07/06/2016	661,523
Royal Bank of Canada	USD	5,604,121	AUD	7,534,000	08/04/2016	(505)
Royal Bank of Canada	USD	822,139	HKD	6,375,000	08/04/2016	(88)
Royal Bank of Canada	EUR	191,044,657	USD	212,462,674	08/04/2016	(7,363)
Standard Chartered Bank	CHF	724,000	USD	749,630	07/06/2016	6,410
Standard Chartered Bank	EUR	2,177,000	USD	2,430,237	07/06/2016	11,620
Toronto Dominion Bank	USD	130,533,926	CHF	127,146,571	07/06/2016	(12,060)
Toronto Dominion Bank	CHF	119,919,571	USD	120,803,855	07/06/2016	(2,299,160)
Toronto Dominion Bank	CHF	127,146,571	USD	130,741,975	08/04/2016	(27,622)
Westpac Banking Corp.	USD	125,485,384	GBP	93,869,274	07/06/2016	(393)
Westpac Banking Corp.	HKD	2,305,000	USD	296,742	07/06/2016	(373)
Westpac Banking Corp.	AUD	907,000	USD	655,960	07/06/2016	(19,367)
Westpac Banking Corp.	JPY	234,079,000	USD	2,138,561	07/06/2016	(143,201)
Westpac Banking Corp.	GBP	91,269,273	USD	132,873,002	07/06/2016	10,863,707
Westpac Banking Corp.	USD	6,240,291	CHF	6,066,000	08/04/2016	(1,441)
Westpac Banking Corp.	USD	2,191,430	SEK	18,542,000	08/04/2016	(149)
Westpac Banking Corp.	USD	2,019,474	DKK	13,508,000	08/04/2016	(206)
Westpac Banking Corp.	NOK	3,940,000	USD	470,866	08/04/2016	36
Westpac Banking Corp.	GBP	93,869,274	USD	125,509,321	08/04/2016	(2,276)

Total						$(6,842,988)

During the period ended June 30, 2016, average notional value related to foreign currency exchange contracts was $3,630,415,678 or 267% of net assets.

AUD	– Australian dollar
CHF	– Swiss franc
DKK	– Danish krone
EUR	– Euro
GBP	– British pound
HKD	– Hong Kong dollar
ILS	– Israeli New shekel

See accompanying notes to financial statements.

3

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

JPY	– Japanese yen
NOK	– Norwegian krone
NZD	– New Zealand dollar
SEK	– Swedish krona
SGD	– Singapore dollar
USD	– U.S. dollar

At June 30, 2016, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Value	Unrealized Depreciation
Mini MSCI EAFE (long)	09/16/2016	552	$44,579,520	$(41,919)

During the period ended June 30, 2016, average notional value related to futures contracts was $29,333,778 or 2.2% of net assets.

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Investments:
Mutual Fund and Exchange Traded Products	$1,312,739,423	$–	$–	$1,312,739,423
Short-Term Investment	40,627,270	–	–	40,627,270

Total Investments	$1,353,366,693	$–	$–	$1,353,366,693

Other Financial Instruments:
Forward Foreign Currency Exchange Contracts(a)	–	24,386,623	–	24,386,623

Total Investments and Other Financial Instruments	$1,353,366,693	$24,386,623	$–	$1,377,753,316

Liabilities:
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts(a)	$–	$(31,229,611)	$–	$(31,229,611)
Futures Contracts(b)	(41,919)	–	–	(41,919)

Total Other Financial Instruments	$(41,919)	$(31,229,611)	$–	$(31,271,530)

(a)	Forward Foreign Currency Exchange Contracts are valued at unrealized appreciation (depreciation).

(b)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of shares held at 12/31/15	Value at 12/31/15	Shares purchased	Shares sold	Number of shares held at 6/30/16	Value at 6/30/16	Dividend income	Realized gain (loss)
State Street Institutional Liquid Reserves Fund, Premier Class	30,478,470	$30,478,470	162,211,750	152,062,950	40,627,270	$40,627,270	$52,100	$–

See accompanying notes to financial statements.

4

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Statement of Assets and Liabilities

June 30, 2016 (Unaudited)

Assets
Investment in corresponding Portfolio, at value (Note 1)	$1,312,739,423
Investments in affiliated issuers, at value (Note 2)	40,627,270

Total investments	1,353,366,693
Foreign currency, at value	413,236
Cash at broker	2,760,000
Receivable from broker – variation margin on open futures contracts	2,602,107
Receivable for investments sold	18,013
Receivable for fund shares sold	7,646,546
Unrealized appreciation on forward foreign currency exchange contracts	24,386,623
Dividends receivable – affiliated issuers (Note 2)	14,784
Receivable from Adviser (Note 4)	176,250
Receivable for foreign taxes recoverable	1,141,989

Total assets	1,392,526,241

Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	31,229,611
Payable for fund shares repurchased	1,983,224
Administration fees payable (Note 4)	110,911
Transfer agent fees payable (Note 4)	920
Registration and filing fees payable	21,825
Professional fees payable	10,973
Printing and postage fees payable	3,892
Accrued expenses and other liabilities	889

Total liabilities	33,362,245

Net Assets	$1,359,163,996

Net Assets Consist of:
Paid-in Capital	$1,444,283,648
Undistributed (distribution in excess of) net investment income (loss)	25,383,280
Accumulated net realized gain (loss) on investments, foreign currency transactions, and futures contracts	(18,485,785)
Net unrealized appreciation (depreciation) on:
Investments	(84,942,156)
Foreign currency transactions	(6,793,669)
Foreign currency transactions allocated from Portfolio	(102,629)
Futures contracts	(41,919)
Futures contracts allocated from Portfolio	(136,774)

Net Assets	$1,359,163,996

Class K
Net Assets	$1,359,163,996
Shares outstanding	160,176,548

Net asset value, offering and redemption price per share	$8.49

Cost of Investments
Investment in Portfolio	$1,397,681,579
Investments in affiliated issuers	40,627,270

Total cost of investments	$1,438,308,849

Foreign currency, at cost	$409,968

See accompanying notes to financial statements and financial statements of the master portfolio.

5

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Statement of Operations

For the Six Months Ended June 30, 2016 (Unaudited)

Investment Income
Dividend income allocated from the Portfolio (Note 2)	$12,907,979
Expenses allocated from the Portfolio (Note 2)	(269,251)
Dividend income – unaffiliated issuers (Note 2)	16,278,195
Dividend income – affiliated issuers (Note 2)	52,100
Foreign taxes withheld	(2,607,069)

Total Investment Income (Loss)	26,361,954

Expenses
Advisory fee (Note 4)	814,026
Administration fees (Note 4)	290,723
Custodian fees (Note 4)	313,358
Trustees’ fees and expenses (Note 5)	7,778
Transfer agent fees (Note 4)	4,873
Registration and filing fees	31,640
Professional fees	15,796
Printing and postage expenses	9,469
Insurance expense	2,912
Miscellaneous expenses	8,434

Total expenses	1,499,009

Expenses waived/reimbursed by the Adviser (Note 4)	(597,838)

Net expenses	901,171

Net Investment Income (Loss)	25,460,783

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions allocated from the Portfolio	(3,009,030)
Investment transactions – unaffiliated issuers	(997,158)
Foreign currency transactions allocated from the Portfolio	(21,180)
Foreign currency and forward foreign currency exchange contract transactions	(32,968,144)
Futures contracts	(1,023,151)
Futures contracts allocated from the Portfolio	(284,928)

Net realized gain (loss)	(38,303,591)

Net change in unrealized appreciation/depreciation on:
Investment transactions	(40,626,012)
Foreign currency transactions allocated from the Portfolio	(102,629)
Foreign currency and forward foreign currency exchange contract transactions	4,381,902
Futures contracts	(98,828)
Futures contracts allocated from the Portfolio	(136,774)

Net change in unrealized appreciation/depreciation	(36,580,341)

Net realized and unrealized gain (loss)	(74,883,932)

Net Increase (Decrease) in Net Assets from Operations	$(49,423,149)

See accompanying notes to financial statements and financial statements of the master portfolio.

6

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Statement of Changes in Net Assets

	Six Months Ended 6/30/16** (Unaudited)	For the Period 5/29/15* - 12/31/15
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$25,460,783	$5,051,671
Net realized gain (loss)	(38,303,591)	22,806,665
Net change in unrealized appreciation/depreciation	(36,580,341)	(55,436,806)

Net increase (decrease) in net assets resulting from operations	(49,423,149)	(27,578,470)

Distributions to Shareholder from:
Net investment Income
Class K	–	(5,281,836)
Net realized gain on investments
Class K	–	(2,836,197)

Total distributions to shareholders	–	(8,118,033)

From Beneficial Interest Transactions:
Class K
Shares sold	522,212,313	1,035,865,022
Reinvestment of distributions	–	8,118,033
Shares redeemed	(72,168,842)	(49,742,878)

Net increase (decrease) in net assets from beneficial interest transactions	450,043,471	994,240,177

Net increase (decrease) in net assets during the period	400,620,322	958,543,674

Net assets at beginning of period	958,543,674	–

Net Assets at End of Period	$1,359,163,996	$958,543,674

Undistributed (distribution in excess of) net investment income (loss)	$25,383,280	$(77,503)

Shares of Beneficial Interest:
Class K
Shares sold	62,248,916	110,940,307
Reinvestment of distributions	–	916,257
Shares redeemed	(8,520,888)	(5,408,044)

Net increase (decrease) from share transactions	53,728,028	106,448,520

*	Inception date.

**	Effective April 29, 2016, the fund substantially invested its assets in the State Street International Developed Equity Portfolio (Note 1).

See accompanying notes to financial statements and financial statements of the master portfolio.

7

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Financial Highlights

Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/16(a) (Unaudited)		For the Period 5/29/15* - 12/31/15
Net Asset Value, Beginning of Period	$9.00		$10.00

Income (loss) from Investment Operations
Net investment income (loss)(b)	0.19		0.09
Net realized and unrealized gain (loss)	(0.70)		(1.00)

Total from investment operations	(0.51)		(0.91)

Distributions to Shareholders From:
Net investment income	–		(0.06)
Net realized gains	–		(0.03)

Total distributions	–		(0.09)

Net Asset Value, End of Period	$8.49		$9.00

Total Return(c)	(5.77)%		(9.01)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,359,164		$958,544
Ratios to average net assets:
Total expenses	0.30	%(d)(g)	0.38	%(d)
Net expenses	0.20	%(d)(g)	0.20	%(d)
Net investment income (loss)	4.38	%(d)(g)	1.60	%(d)
Portfolio turnover rate	1	%(e)	1%

*	Commencement of operations.

(a)

Prior to April 29, 2016, the per share amounts and ratios included the Fund’s standalone performance. Effective April 29, 2016, the per share amounts and ratios include the Fund’s proportionate share of the income and expenses of the Portfolio.

(b)	Net investment income per share is calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(d)	Annualized.

(e)	Portfolio turnover rate is from the Portfolio.

See accompanying notes to financial statements and financial statements of the master portfolio.

8

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Notes to Financial Statements

June 30, 2016 (Unaudited)

1.	Organization

State Street Institutional Investment Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company that was organized as a Massachusetts business trust on February 16, 2000.

As of June 30, 2016, the Trust consists of fifty-one (51) series and corresponding classes, each of which has the same rights and privileges, including voting rights. The State Street Hedged International Developed Equity Index Fund is authorized to the issue an unlimited number of shares of beneficial interest at no par value. The financial statements herein relate only to:

Fund	Classes	Commencement of Operations	Diversification Classification
State Street Hedged International Developed Equity Index Fund	Class K	5/29/15	Diversified

Effective April 29, 2016, the State Street Hedged International Developed Equity Index Fund (the “Fund”) invests substantially all of its investable assets in the State Street International Developed Equity Index Portfolio (the “Portfolio”). The Fund made an in-kind contribution of 929 equity securities totaling $1,275,794,840 at market value into the State Street International Developed Equity Index Portfolio (the “Portfolio”). The Fund now invests as part of a “master-feeder” structure, and currently seeks to achieve its investment objective by investing substantially all of its investable assets in the Portfolio, a separate series of Master Trust, that has a substantially identical investment objective, investment policies, and risks as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (100% at June 30, 2016). The performance of the Fund was directly affected by the performance of the Portfolio.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The Fund records its investment in the Portfolio at fair value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements which are attached to this report.

9

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

The Portfolio’s investments are valued at fair value each day that the Portfolio’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Portfolio’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments. The summary of the inputs used for the Portfolio, as of June 30, 2016, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report. The investment in the Portfolio is categorized as Level 1 for financial reporting purposes.

Additionally, valuation techniques used to value the Fund’s investments, other than investment in the Portfolio, by major category are as follows:

•

Exchange-traded futures contracts are valued at the settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

•

Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with valuation policy and procedures approved by the Board.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical asset or liability (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

10

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2016, is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Fund had no material transfers between levels for the period ended June 30, 2016.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date, net of any foreign taxes withheld at source, if any. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method.

Effective April 29, 2016, realized gains and losses from investment in Portfolio consist of the Fund’s share of the Portfolio’s realized gains and losses, and net investment income consists of the Fund’s share of the net investment income of the Portfolio.

Expenses

Certain expenses, which are directly identifiable to a specific fund, are applied to the fund within the Trust. Other expenses which cannot be attributed to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and relative net assets of the Funds within the Trust.

Distributions

Distributions from net investment income, if any, are declared and paid at least annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

11

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Foreign Taxes

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invest. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2016, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.

3.	Derivative Financial Instruments

Futures Contracts

The Fund may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

For the period ended June 30, 2016, the Fund entered into futures contracts for cash equalization and return enhancement.

Forward Foreign Currency Exchange Contracts

The Fund may engage in forward foreign currency contracts to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the

12

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

For the period ended June 30, 2016, the Fund entered into forward foreign currency exchange contracts to offset the Fund’s exposure to the component currencies.

The following tables summarize the value of the Fund’s derivative instruments as of June 30, 2016 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:

Asset Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk(a)	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Forward Foreign Currency Exchange Contracts	$–	$24,386,623	$–	$–	$–	$24,386,623

(a)	Unrealized appreciation on forward foreign currency exchange contracts.

Liability Derivatives

State Street Hedged International Developed Equity Index Fund

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Forward Foreign Currency Exchange Contracts(a)	$–	$(31,229,611)	$–	$–	$–	$(31,271,530)
Futures Contracts(b)	–	–	–	(41,919)	–	(41,919)

(a)	Unrealized depreciation on forward foreign currency exchange contracts.

(b)	Unrealized depreciation on open futures contracts.

Net Realized Gain (Loss)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Forward Foreign Currency Exchange Contracts(a)	$–	$(33,327,585)	$–	$–	$–	$(33,327,585)
Futures Contracts(b)	–	–	–	(1,023,151)	–	(1,023,151)

(a)	Net realized gain (loss) on forward foreign currency exchange contracts.

(b)	Net realized gain (loss) on futures contracts.

13

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

Net Change in Unrealized Appreciation (Depreciation)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk(a)	Credit Contracts Risk	Equity Contracts Risk(b)	Commodity Contracts Risk	Total
State Street Hedged International Developed Equity Index Fund
Forward Foreign Currency Exchange Contracts	$–	$4,313,390	$–	$–	$–	$4,313,390
Futures Contracts	–	–	–	(96,828)	–	(96,828)

(a)	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

(b)	Net change in unrealized appreciation (depreciation) on futures contracts.

For financial reporting purposes, the Fund does not offset derivative assets or liabilities, including those that may be subject to an enforceable Foreign Exchange Master Agreement that allows for net settlement between counterparties, on its Statement of Assets and Liabilities. The following tables set forth the Fund’s net exposure to derivative assets and liabilities available for offset and net of collateral at June 30, 2016.

Offsetting of Financial Assets and Derivative Assets
Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Assets	Amount Eligible to Offset	Collateral (Received)/ Pledged	Net Amount
Bank of America	$97,552	$(97,552)	$–	$–
BNP Paribas SA	690,211	(690,211)	–	–
Citibank N.A.	10,860,969	(89,940)	–	10,771,029
Goldman Sachs Bank	137,239	(11,267)	–	125,972
HSBC Bank USA	657,810	(10,125)	–	647,685
JP Morgan Chase Bank, N.A.	380,672	(380,671)	–	–
Morgan Stanley Bank, N.A.	18,874	–	–	18,874
Royal Bank of Canada	661,523	(9,572)	–	651,951
Standard Chartered Bank	18,030	–	–	18,030
Westpac Banking Corp.	10,863,743	(167,406)	–	10,696,337
	$24,386,623	$(1,456,744)	$–	$22,929,879

Offsetting of Financial Liabilities and Derivative Liabilities
Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Liabilities	Amount Eligible to Offset	Collateral (Received)/ Pledged	Net Amount
Bank of America	(14,720,055)	$97,552	$–	(14,622,503)
BNP Paribas SA	(12,593,114)	690,211	–	(11,902,903)
Citibank N.A.	(89,940)	89,940	–	–
Goldman Sachs Bank	(11,267)	11,267	–	–
HSBC Bank USA	(10,125)	10,125	–	–
JP Morgan Chase Bank, N.A.	(1,289,290)	380,672	–	(908,619)
Royal Bank of Canada	(9,572)	9,572	–	–
Toronto Dominion Bank	(2,338,842)	–	–	(2,338,842)
Westpac Banking Corp.	(167,406)	167,406	–	–
	$(31,229,611)	$1,456,744	$–	$(29,772,867)

14

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

4.	Fees and Transactions with Affiliates

Advisory Fee

The Fund has entered into an Investment Advisory Agreement with the Adviser. For its advisory services to the Fund, the Fund pays the Adviser a management fee at an annual rate of 0.14% of its average daily net assets.

The Fund’s investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), has agreed to reduce its advisory fee by an amount equal to the amount of any advisory fee paid by State Street International Developed Equity Index Portfolio, a separate series of State Street Master Funds (the “Portfolio”), with respect to the assets of the Fund invested in the Portfolio. This arrangement may not be terminated except with the approval of the Fund’s Board of Trustees.

The Adviser is contractually obligated until April 30, 2017, to waive its management fee and/or to reimburse the Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees and expenses other than the fees of the Portfolio, and any class specific expenses, such as distribution, shareholder servicing, administration, and sub-transfer agency fees) exceed 0.15% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the Board. For the six months ended June 30, 2016, SSGA FM reimbursed or waived the fees under these agreements as shown on the respective Statements of Operations.

Administrator and Sub-Administrator Fees

SSGA FM serves as administrator and State Street serves as custodian and sub-administrator to the Fund. For its administration services, the Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets. The fees are accrued daily and paid monthly. For its services as custodian, the Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.

Transfer Agent Fees

Boston Financial Data Services (“BFDS”), a joint venture of DST Systems, Inc. and State Street Corporation, serves as transfer agent and dividend disbursing agent to the Fund. For these services, the Fund pays annual account services fees, activity-based fees, charges related to compliance and regulatory services.

Other Transactions with Affiliates

The Fund may invest in affiliated entities, included securities issued by State Street, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2016 are disclosed in the Schedule of Investments.

In certain circumstances, the Fund may have cash overdraft with the custodian. The Due to custodian if any, reflects cash overdrawn with SSB as custodian who is an affiliate of the fund.

5.	Trustees’ Fees

The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are

15

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

6.	Income Tax Information

The Fund has qualified and intends to continue to qualify for as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. The federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

As of June 30, 2016, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Hedged International Developed Equity Index Fund	$1,438,308,849	$–	$84,942,156	$(84,942,156)

7.	Line of Credit

The Fund and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $360 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. The agreement expires in October 2016 unless extended or renewed. Prior to October 14, 2015, the participants could borrow up to $300 million at any time outstanding, subject to asset coverage and other limitations as specified in the agreements.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of the New York Fed Bank Rate plus 1%. The Fund had no outstanding loans during the period ended June 30, 2016.

8.	Risks

Concentration Risk

As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political

16

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified.

Foreign and Emerging Markets Risk

Investing in foreign markets involve risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.

9.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

17

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Other Information

June 30, 2016 (Unaudited)

Expense Example

As a shareholder of a Fund, you incur two types of costs (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2016 to June 30, 2016.

The table below illustrates your Fund’s cost in two ways:

•

Based on actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return – This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period (a)	Ending Account Value	Expenses Paid During Period (a)
State Street Hedged International Developed Equity Index Fund
Class K	0.20%	$942.30	$0.97	$1,023.90	$1.01

(a)	Hypothetical Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 366.

18

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Other Information

June 30, 2016 (Unaudited)

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Fund’s investment adviser to vote proxies relating to the portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the website of the U.S. Securities and Exchange Commission (the “SEC”), at www.sec.gov.

Information regarding how the investment adviser voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Portfolio’s website at www.ssgafunds.com.

Quarterly Portfolio Schedule

The Portfolio files a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.ssgafunds.com.

19

Trustees

William L. Boyan

Michael F. Holland

Micheal A. Jessee

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian, Sub-Administrator of the Funds and the Portfolios and Transfer Agent of the Portfolios

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02119

Transfer Agent of the Funds

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

Distributor

State Street Global Markets LLC

State Street Financial Center

One Lincoln Street

Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Institutional Investment Trust State Street Bank and Trust Company P.O. Box 5049 Boston, MA 02206

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

IBG-20872

Semi-Annual Report

30 June 2016

State Street Master Funds

State Street International Developed Equity Index Portfolio

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Master Funds

State Street International Developed Equity Index Portfolio

Semi-Annual Report

June 30, 2016 (Unaudited)

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Master Funds

State Street International Developed Equity Index Portfolio

Portfolio Summary (Unaudited)

TOP FIVE HOLDINGS

AS OF JUNE 30, 2016

DESCRIPTION	MARKET VALUE	% OF NET ASSETS
Nestle SA	$26,770,833	2.0
Novartis AG	20,365,561	1.6
Roche Holding AG	20,102,740	1.5
Toyota Motor Corp.	14,365,819	1.1
HSBC Holdings PLC	13,265,278	1.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular security.)

Top Five Sectors (excluding short-term investments)*	June 30, 2016
Banks	10.9%
Pharmaceuticals	9.7
Telecommunications	5.4
Insurance	5.2
Food	4.9
Total	36.1%

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See accompanying notes to financial statements.

23

State Street Master Funds

State Street International Developed Equity Index Portfolio

Schedule of Investments

June 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – 97.6%
Australia – 7.2%
AGL Energy, Ltd.	73,011	$1,058,641
Alumina, Ltd.	261,099	256,239
Amcor, Ltd.	125,120	1,404,535
AMP, Ltd.	320,020	1,245,177
APA Group	124,527	864,737
Aristocrat Leisure, Ltd.	57,439	596,579
Asciano, Ltd.	68,941	456,673
ASX, Ltd.	20,256	696,304
Aurizon Holdings, Ltd.	213,920	774,914
AusNet Services	160,085	196,846
Australia & New Zealand Banking Group, Ltd.	314,066	5,713,090
Bank of Queensland, Ltd.	35,333	281,442
Bendigo & Adelaide Bank, Ltd.	56,169	406,036
BHP Billiton PLC	230,029	2,923,599
BHP Billiton, Ltd.	347,540	4,835,602
Boral, Ltd.	80,999	379,664
Brambles, Ltd.	174,302	1,624,732
Caltex Australia, Ltd.	27,381	659,092
Challenger, Ltd.	67,607	440,981
CIMIC Group, Ltd.	9,421	253,935
Coca-Cola Amatil, Ltd.	63,261	389,882
Cochlear, Ltd.	6,685	608,954
Commonwealth Bank of Australia	185,170	10,376,900
Computershare, Ltd.	45,320	312,879
Crown Resorts, Ltd.	37,579	356,857
CSL, Ltd.	50,086	4,217,085
Dexus Property Group REIT	102,308	693,111
Domino’s Pizza Enterprises, Ltd.	6,544	336,196
DUET Group	278,306	521,152
Flight Centre Travel Group, Ltd.	6,354	150,922
Fortescue Metals Group, Ltd.	179,739	480,215
Goodman Group REIT	196,658	1,053,079
GPT Group REIT	194,446	789,471
Harvey Norman Holdings, Ltd.	74,061	257,287
Healthscope, Ltd.	187,756	403,388
Incitec Pivot, Ltd.	182,522	409,341
Insurance Australia Group, Ltd.	257,155	1,057,586
LendLease Group	59,749	566,652
Macquarie Group, Ltd.	33,434	1,737,588
Medibank Pvt, Ltd.	289,731	641,462
Mirvac Group REIT	424,681	644,834
National Australia Bank, Ltd.	287,302	5,507,153
Newcrest Mining, Ltd.(a)	83,974	1,453,081
Oil Search, Ltd.	154,082	776,795
Orica, Ltd.	39,912	370,684
Origin Energy, Ltd.	200,573	874,919
Platinum Asset Management, Ltd.	15,476	67,105
Qantas Airways, Ltd.	64,362	136,120
QBE Insurance Group, Ltd.	150,969	1,190,675
Ramsay Health Care, Ltd.	14,620	788,874
REA Group, Ltd.	5,701	255,437
Santos, Ltd.	182,034	643,325
Scentre Group REIT	584,842	2,162,744
SEEK, Ltd.	32,044	367,262
Sonic Healthcare, Ltd.	44,318	717,554
South32, Ltd.(a)	612,049	716,647
Stockland REIT	245,445	868,825
Suncorp Group, Ltd.	137,681	1,260,491
Sydney Airport	118,214	616,278
Tabcorp Holdings, Ltd.	79,768	274,340
Tatts Group, Ltd.	174,270	500,695
Telstra Corp., Ltd.	464,846	1,939,804
TPG Telecom, Ltd.	36,726	328,787
Transurban Group Stapled Security	218,519	1,964,983
Treasury Wine Estates, Ltd.	76,398	530,025
Vicinity Centres REIT	373,102	929,335
Vocus Communications, Ltd.	49,224	319,610
Wesfarmers, Ltd.	122,157	3,677,945
Westfield Corp.	213,628	1,713,243
Westpac Banking Corp.	362,279	8,020,805
Woodside Petroleum, Ltd.	80,939	1,638,578
Woolworths, Ltd.	137,529	2,159,651

		93,845,429

Austria – 0.2%
Andritz AG	7,493	355,680
Erste Group Bank AG	29,268	667,093
OMV AG	15,751	443,250
Raiffeisen Bank International AG(a)	10,655	134,744
Voestalpine AG	13,453	453,254

		2,054,021

Belgium – 1.5%
Ageas	22,463	781,641
Anheuser-Busch InBev SA	87,167	11,539,102
Colruyt SA	7,584	420,136
Delhaize Group	11,732	1,240,641
Groupe Bruxelles Lambert SA	8,304	681,712
KBC Group NV(a)	27,048	1,331,682
Proximus SADP	16,647	529,588
Solvay SA	8,330	778,929
Telenet Group Holding NV(a)	4,871	222,974
UCB SA	13,814	1,038,378
Umicore SA	11,096	573,775

		19,138,558

Chile – 0.0%(b)
Antofagasta PLC	41,058	257,806

China – 0.0%(b)
Yangzijiang Shipbuilding Holdings, Ltd.	256,000	171,854

Denmark – 1.9%
AP Moeller – Maersk A/S Class A	415	523,452
AP Moeller – Maersk A/S Class B	681	890,175
Carlsberg A/S Class B	11,459	1,094,120
Chr Hansen Holding A/S	10,882	715,228
Coloplast A/S Class B	12,934	968,914
Danske Bank A/S	75,181	1,980,314
DSV A/S	21,463	903,173
Genmab A/S(a)	5,840	1,065,727
ISS A/S	17,832	671,183
Novo Nordisk A/S Class B	201,211	10,844,125

See accompanying notes to financial statements.

24

State Street Master Funds

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Denmark – (continued)
Novozymes A/S Class B	24,995	$1,201,204
Pandora A/S	12,398	1,689,898
TDC A/S	87,400	428,630
Tryg A/S	12,407	222,312
Vestas Wind Systems A/S	24,004	1,632,793
William Demant Holding A/S(a)	13,515	263,282

		25,094,530

Finland – 0.9%
Elisa Oyj	15,994	615,204
Fortum Oyj	47,073	757,113
Kone Oyj Class B	35,351	1,633,223
Metso Oyj	11,543	271,668
Neste Oyj	13,218	474,495
Nokia Oyj	539,688	3,077,083
Nokia Oyj	75,703	426,577
Nokian Renkaat Oyj	13,319	477,894
Orion Oyj Class B	11,232	436,607
Sampo Oyj Class A	47,683	1,952,167
Stora Enso Oyj Class R	60,592	487,813
UPM-Kymmene Oyj	58,628	1,078,205
Wartsila Oyj Abp	15,595	636,984

		12,325,033

France – 9.2%
Accor SA	18,828	722,196
Aeroports de Paris	3,598	394,661
Air Liquide SA	37,477	3,908,635
Airbus Group SE	63,269	3,630,495
Alstom SA(a)	18,221	421,151
Arkema SA	7,317	560,009
Atos SE	10,122	835,450
AXA SA	210,723	4,171,048
BNP Paribas SA	114,848	5,042,162
Bollore SA	99,747	336,163
Bouygues SA	23,330	669,087
Bureau Veritas SA	30,864	648,691
Cap Gemini SA	17,447	1,507,177
Carrefour SA	63,291	1,558,365
Casino Guichard Perrachon SA	6,952	386,312
Christian Dior SE	6,058	971,490
Cie de Saint-Gobain	50,858	1,929,886
Cie Generale des Etablissements Michelin	19,978	1,884,773
CNP Assurances	19,774	292,056
Credit Agricole SA	112,307	945,178
Danone SA	64,094	4,490,315
Dassault Systemes	14,096	1,063,931
Edenred	24,748	507,290
Eiffage SA	6,108	434,687
Electricite de France SA	29,829	362,074
Engie SA	160,489	2,579,703
Essilor International SA	22,171	2,917,062
Eurazeo SA	4,906	291,367
Eutelsat Communications SA	21,533	406,877
Fonciere Des Regions	4,166	368,615
Gecina SA REIT	4,785	648,820
Groupe Eurotunnel SE	54,050	571,531
Hermes International	2,931	1,093,794
ICADE	4,148	291,796
Iliad SA	2,788	563,405
Imerys SA	4,261	272,171
Ingenico Group SA	6,162	714,978
JCDecaux SA	7,586	256,052
Kering	8,455	1,362,574
Klepierre REIT	24,793	1,095,179
L’Oreal SA	27,241	5,221,015
Lagardere SCA	14,870	323,803
Legrand SA	28,732	1,472,419
LVMH Moet Hennessy Louis Vuitton SE	30,290	4,570,686
Natixis SA	97,747	368,206
Numericable-SFR SA	13,448	336,426
Orange SA	216,527	3,524,644
Pernod Ricard SA	22,730	2,519,301
Peugeot SA(a)	55,390	664,627
Publicis Groupe SA	20,380	1,364,944
Remy Cointreau SA	2,648	228,189
Renault SA	20,511	1,550,202
Rexel SA	33,543	422,171
Safran SA	33,849	2,281,915
Sanofi	126,940	10,557,915
Schneider Electric SE	59,887	3,497,624
SCOR SE	19,112	565,658
Societe BIC SA	3,479	490,701
Societe Generale SA	83,605	2,618,483
Sodexo SA	10,612	1,138,086
Suez Environment Co.	38,119	595,204
Technip SA	11,530	624,735
Thales SA	11,711	973,582
TOTAL SA	242,248	11,629,800
Unibail-Rodamco SE	10,797	2,796,136
Valeo SA	25,281	1,123,540
Veolia Environnement SA	49,058	1,060,533
Vinci SA	54,536	3,852,591
Vivendi SA	125,632	2,352,953
Wendel SA	3,558	368,236
Zodiac Aerospace	21,299	497,410

		120,698,941

Germany – 8.4%
adidas AG	20,376	2,928,120
Allianz SE	49,452	7,062,320
Axel Springer SE	5,227	274,733
BASF SE	99,389	7,629,259
Bayer AG	89,744	9,023,164
Bayerische Motoren Werke AG	35,828	2,610,203
Bayerische Motoren Werke AG, Preference Shares Preference Shares	6,277	400,570
Beiersdorf AG	11,348	1,075,527
Brenntag AG	16,508	800,544
Commerzbank AG	120,298	784,269
Continental AG	11,904	2,254,989
Covestro AG(c)	7,560	337,089
Daimler AG	104,191	6,241,353
Deutsche Bank AG(a)	149,252	2,065,358
Deutsche Boerse AG	21,007	1,727,689
Deutsche Lufthansa AG	27,196	320,103
Deutsche Post AG	104,271	2,940,749
Deutsche Telekom AG	348,943	5,956,698
Deutsche Wohnen AG	36,038	1,228,350

See accompanying notes to financial statements.

25

State Street Master Funds

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Germany – (continued)
E.ON SE	213,278	$2,155,328
Evonik Industries AG	14,287	426,335
Fraport AG Frankfurt Airport Services Worldwide	4,261	228,384
Fresenius Medical Care AG & Co. KGaA	23,699	2,066,566
Fresenius SE & Co. KGaA	44,291	3,257,908
Fuchs Petrolub SE Preference Shares	8,355	329,048
GEA Group AG	20,690	977,651
Hannover Rueck SE	6,314	662,280
HeidelbergCement AG	14,952	1,127,582
Henkel AG & Co. KGaA	11,132	1,205,426
Henkel AG & Co. KGaA, Preference Shares Preference Shares	19,279	2,358,643
HOCHTIEF AG	2,218	286,677
HUGO BOSS AG	7,164	407,728
Infineon Technologies AG	123,149	1,784,681
KS AG	21,991	450,691
Lanxess AG	10,468	459,758
Linde AG	20,098	2,803,413
MAN SE	3,977	406,328
Merck KGaA	14,137	1,438,479
METRO AG	19,290	593,926
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	17,926	3,009,350
OSRAM Licht AG	9,442	491,107
Porsche Automobil Holding SE Preference Shares	16,675	771,582
ProSiebenSat.1 Media SE	24,012	1,051,469
RWE AG(a)	52,725	840,564
SAP SE	106,350	7,996,065
Schaeffler AG Preference Shares	17,706	234,123
Siemens AG	83,025	8,529,330
Symrise AG	13,200	901,360
Telefonica Deutschland Holding AG	79,661	328,485
ThyssenKrupp AG	38,455	773,794
TUI AG	56,693	647,965
United Internet AG	13,253	551,508
Volkswagen AG	3,793	503,353
Volkswagen AG, Preference Shares Preference Shares	20,082	2,434,966
Vonovia SE	51,350	1,877,019
Zalando SE(a)(c)	9,253	245,158

		110,275,117

Hong Kong – 3.2%
AIA Group, Ltd.	1,308,800	7,853,933
ASM Pacific Technology, Ltd.	24,600	177,207
Bank of East Asia, Ltd.	134,377	518,800
BOC Hong Kong Holdings, Ltd.	403,000	1,214,405
Cathay Pacific Airways, Ltd.	112,000	164,314
Cheung Kong Infrastructure Holdings, Ltd.	76,000	653,815
Cheung Kong Property Holdings, Ltd.	297,265	1,876,868
CK Hutchison Holdings, Ltd.	290,000	3,190,195
CLP Holdings, Ltd.	175,000	1,789,955
First Pacific Co., Ltd.	184,000	132,872
Galaxy Entertainment Group, Ltd.	256,000	767,637
Hang Lung Properties, Ltd.	265,000	536,761
Hang Seng Bank, Ltd.	82,000	1,407,620
Henderson Land Development Co., Ltd.	115,868	654,524
HK Electric Investments & HK Electric Investments, Ltd.(c)	283,990	264,635
HKT Trust & HKT, Ltd.	256,000	369,582
Hong Kong & China Gas Co., Ltd.	847,000	1,549,875
Hong Kong Exchanges and Clearing, Ltd.	124,432	3,033,530
Hongkong Land Holdings, Ltd.	125,000	765,033
Hysan Development Co., Ltd.	68,000	302,813
Jardine Matheson Holdings, Ltd.	26,800	1,566,827
Kerry Properties, Ltd.	63,000	156,633
Li & Fung, Ltd.	554,000	269,356
Link REIT	238,500	1,630,944
Melco Crown Entertainment, Ltd. ADR	20,305	255,437
MTR Corp., Ltd.	147,827	751,890
New World Development Co., Ltd.	592,779	604,445
Noble Group, Ltd.(a)	631,000	95,637
NWS Holdings, Ltd.	156,961	249,266
PCCW, Ltd.	533,000	358,845
Power Assets Holdings, Ltd.	144,500	1,328,634
Sands China, Ltd.	266,000	898,404
Shangri-La Asia, Ltd.	162,000	162,652
Sino Land Co., Ltd.	321,556	529,447
SJM Holdings, Ltd.	256,000	157,416
Sun Hung Kai Properties, Ltd.	154,000	1,857,646
Swire Pacific, Ltd. Class A	58,500	662,267
Swire Properties, Ltd.	126,800	338,675
Techtronic Industries Co., Ltd.	160,500	670,260
WH Group, Ltd.(c)	635,000	502,926
Wharf Holdings, Ltd.	148,000	902,229
Wheelock & Co., Ltd.	87,000	410,394
Yue Yuen Industrial Holdings, Ltd.	70,500	281,243

		41,865,847

Ireland – 0.6%
Bank of Ireland(a)	2,986,011	616,230
CRH PLC	88,290	2,575,581
Experian PLC	104,102	1,983,264
James Hardie Industries PLC	45,284	700,201
Kerry Group PLC Class A	16,456	1,461,039
Paddy Power Betfair PLC	8,801	925,952
Ryanair Holdings PLC ADR	3,179	221,068

		8,483,335

Israel – 0.7%
Azrieli Group, Ltd.	4,911	209,290
Bank Hapoalim BM	114,784	579,523
Bank Leumi Le-Israel BM(a)	162,504	571,815

See accompanying notes to financial statements.

26

State Street Master Funds

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Israel – (continued)
Bezeq The Israeli Telecommunication Corp., Ltd.	221,837	$440,396
Check Point Software Technologies, Ltd.(a)	13,992	1,114,882
Israel Chemicals, Ltd.	66,773	260,717
Mizrahi Tefahot Bank, Ltd.	12,796	147,868
Nice-Systems, Ltd.	6,463	412,151
Teva Pharmaceutical Industries, Ltd.	98,325	4,987,039

		8,723,681

Italy – 1.7%
Assicurazioni Generali SpA	122,179	1,442,338
Atlantia SpA	43,908	1,098,224
Enel SpA	816,227	3,627,511
Eni SpA	272,318	4,391,013
EXOR SpA	12,043	445,054
Ferrari NV	13,604	559,079
Intesa Sanpaolo SpA	1,362,027	2,597,071
Intesa Sanpaolo SpA	85,993	154,110
Leonardo-Finmeccanica SpA(a)	44,010	445,540
Luxottica Group SpA	18,566	905,841
Mediobanca SpA	65,318	376,756
Poste Italiane SpA(c)	55,726	370,417
Prysmian SpA	23,011	505,618
Saipem SpA(a)	705,226	282,275
Snam SpA	261,374	1,564,295
Telecom Italia SpA/Milano(a)	1,079,964	887,942
Telecom Italia SpA/Milano	679,330	437,539
Terna Rete Elettrica Nazionale SpA	167,286	931,970
UniCredit SpA	549,486	1,209,764
Unione di Banche Italiane SpA	107,263	296,532
UnipolSai SpA	126,413	190,979

		22,719,868

Japan – 22.9%
ABC-Mart, Inc.	3,300	222,926
Acom Co., Ltd.(a)	52,500	256,012
Aeon Co., Ltd.	73,300	1,145,586
AEON Financial Service Co., Ltd.	12,600	274,622
Aeon Mall Co., Ltd.	16,200	213,356
Air Water, Inc.	16,000	236,970
Aisin Seiki Co., Ltd.	20,300	832,326
Ajinomoto Co., Inc.	59,000	1,399,242
Alfresa Holdings Corp.	19,700	414,282
Alps Electric Co., Ltd.	19,800	378,642
Amada Holdings Co., Ltd.	41,000	418,976
ANA Holdings, Inc.	112,000	321,256
Aozora Bank, Ltd.	118,000	412,034
Asahi Glass Co., Ltd.	102,000	557,185
Asahi Group Holdings, Ltd.	42,000	1,366,997
Asahi Kasei Corp.	143,000	1,001,689
Asics Corp.	19,400	329,918
Astellas Pharma, Inc.	228,900	3,613,306
Bandai Namco Holdings, Inc.	21,300	553,295
Bank of Kyoto, Ltd.	28,000	172,873
Benesse Holdings, Inc.	7,800	184,316
Bridgestone Corp.	71,000	2,296,735
Brother Industries, Ltd.	27,900	301,233
Calbee, Inc.	10,000	421,112
Canon, Inc.	115,700	3,324,992
Casio Computer Co., Ltd.	24,400	353,677
Central Japan Railway Co.	15,600	2,792,927
Chiba Bank, Ltd.	85,000	404,332
Chubu Electric Power Co., Inc.	72,800	1,042,834
Chugai Pharmaceutical Co., Ltd.	24,000	860,945
Chugoku Bank, Ltd.	18,200	186,922
Chugoku Electric Power Co., Inc.	28,300	362,149
Concordia Financial Group, Ltd.(a)	137,000	532,563
Credit Saison Co., Ltd.	14,000	236,726
CYBERDYNE, Inc.(a)	11,000	249,576
Dai Nippon Printing Co., Ltd.	56,000	628,222
Dai-ichi Life Insurance Co., Ltd.	114,500	1,290,191
Daicel Corp.	29,800	310,821
Daihatsu Motor Co., Ltd.	22,900	300,258
Daiichi Sankyo Co., Ltd.	64,300	1,572,454
Daikin Industries, Ltd.	25,700	2,174,162
Daito Trust Construction Co., Ltd.	7,700	1,258,416
Daiwa House Industry Co., Ltd.	60,400	1,785,438
Daiwa Securities Group, Inc.	180,000	954,546
Denso Corp.	52,200	1,848,759
Dentsu, Inc.	23,600	1,113,549
Don Quijote Holdings Co., Ltd.	14,200	531,183
East Japan Railway Co.	36,200	3,376,847
Eisai Co., Ltd.	27,500	1,545,596
Electric Power Development Co., Ltd.	15,700	368,190
FamilyMart Co., Ltd.	5,600	343,517
FANUC Corp.	21,200	3,471,364
Fast Retailing Co., Ltd.	5,800	1,567,432
Fuji Electric Co., Ltd.	60,000	251,456
Fuji Heavy Industries, Ltd.	62,600	2,165,931
FUJIFILM Holdings Corp.	46,700	1,823,902
Fujitsu, Ltd.	212,000	784,720
Fukuoka Financial Group, Inc.	97,000	321,937
GungHo Online Entertainment, Inc.	58,900	160,648
Hachijuni Bank, Ltd.	56,700	248,568
Hakuhodo DY Holdings, Inc.	27,200	328,159
Hamamatsu Photonics KK	15,200	429,304
Hankyu Hanshin Holdings, Inc.	131,000	983,235
Hikari Tsushin, Inc.	2,000	168,649
Hino Motors, Ltd.	24,300	243,619
Hirose Electric Co., Ltd.	3,700	457,967
Hiroshima Bank, Ltd.	47,000	158,078
Hisamitsu Pharmaceutical Co., Inc.	7,500	435,306
Hitachi Chemical Co., Ltd.	14,100	265,070
Hitachi Construction Machinery Co., Ltd.	11,300	166,020
Hitachi High-Technologies Corp.	7,200	198,344
Hitachi Metals, Ltd.	20,000	204,520

See accompanying notes to financial statements.

27

State Street Master Funds

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Japan – (continued)
Hitachi, Ltd.	529,000	$2,231,017
Hokuriku Electric Power Co.	17,500	218,272
Honda Motor Co., Ltd.	176,700	4,461,727
Hoshizaki Electric Co., Ltd.	5,400	532,107
Hoya Corp.	43,100	1,549,488
Hulic Co., Ltd.	30,200	320,329
Idemitsu Kosan Co., Ltd.	11,800	257,864
IHI Corp.	171,000	463,962
Iida Group Holdings Co., Ltd.	14,000	288,593
Inpex Corp.	97,900	770,674
Isetan Mitsukoshi Holdings, Ltd.	35,800	320,745
Isuzu Motors, Ltd.	67,800	840,586
ITOCHU Corp.	159,600	1,965,267
Iyo Bank, Ltd.	25,600	157,823
J Front Retailing Co., Ltd.	24,600	256,740
Japan Airlines Co., Ltd.	13,000	420,996
Japan Airport Terminal Co., Ltd.	5,500	200,860
Japan Exchange Group, Inc.	55,600	644,361
Japan Post Bank Co., Ltd.	43,800	518,417
Japan Post Holdings Co., Ltd.	52,400	641,660
Japan Prime Realty Investment Corp.	81	349,871
Japan Real Estate Investment Corp.	141	876,628
Japan Retail Fund Investment Corp. REIT	284	729,956
Japan Tobacco, Inc.	119,200	4,835,628
JFE Holdings, Inc.	55,800	732,711
JGC Corp.	23,000	331,425
Joyo Bank, Ltd.	73,000	274,701
JSR Corp.	24,000	319,926
JTEKT Corp.	27,700	316,031
JX Holdings, Inc.	228,600	898,169
Kajima Corp.	92,000	643,304
Kakaku.com, Inc.	18,200	364,007
Kamigumi Co., Ltd.	23,000	213,983
Kaneka Corp.	26,000	174,620
Kansai Electric Power Co., Inc.(a)	80,900	793,090
Kansai Paint Co., Ltd.	24,100	489,772
Kao Corp.	54,600	3,200,943
Kawasaki Heavy Industries, Ltd.	155,000	439,920
KDDI Corp.	205,000	6,275,011
Keihan Holdings Co., Ltd.	56,000	390,597
Keikyu Corp.	48,000	486,206
Keio Corp.	65,000	617,170
Keisei Electric Railway Co., Ltd.	30,000	389,237
Keyence Corp.	4,900	3,365,407
Kikkoman Corp.	15,000	557,141
Kintetsu Group Holdings Co., Ltd.	206,000	887,365
Kirin Holdings Co., Ltd.	90,100	1,529,640
Kobe Steel, Ltd.	363,000	300,303
Koito Manufacturing Co., Ltd.	12,000	556,169
Komatsu, Ltd.	98,700	1,725,865
Konami Holdings Corp.	10,200	391,689
Konica Minolta, Inc.	46,800	343,161
Kose Corp.	2,800	238,832
Kubota Corp.	112,900	1,537,056
Kuraray Co., Ltd.	41,900	503,218
Kurita Water Industries, Ltd.	10,800	242,335
Kyocera Corp.	35,300	1,690,724
Kyowa Hakko Kirin Co., Ltd.	27,700	475,553
Kyushu Electric Power Co., Inc.	50,700	511,837
Kyushu Financial Group, Inc.	42,000	209,548
Lawson, Inc.	7,500	602,701
LIXIL Group Corp.	28,100	464,490
M3, Inc.	21,600	758,799
Mabuchi Motor Co., Ltd.	6,500	277,117
Makita Corp.	11,900	795,324
Marubeni Corp.	186,400	847,646
Marui Group Co., Ltd.	20,500	277,785
Maruichi Steel Tube, Ltd.	6,200	218,117
Mazda Motor Corp.	60,900	811,209
McDonald’s Holdings Co., Japan, Ltd.	8,000	218,732
Medipal Holdings Corp.	17,900	296,227
MEIJI Holdings Co., Ltd.	12,700	1,313,578
Minebea Co., Ltd.	41,000	280,383
Miraca Holdings, Inc.	6,100	266,286
Mitsubishi Chemical Holdings Corp.	149,400	689,354
Mitsubishi Corp.	163,800	2,903,057
Mitsubishi Electric Corp.	211,000	2,535,565
Mitsubishi Estate Co., Ltd.	136,000	2,511,034
Mitsubishi Gas Chemical Co., Inc.	39,000	204,798
Mitsubishi Heavy Industries, Ltd.	355,000	1,436,926
Mitsubishi Logistics Corp.	15,000	211,236
Mitsubishi Materials Corp.	137,000	330,185
Mitsubishi Motors Corp.	83,400	387,535
Mitsubishi Tanabe Pharma Corp.	22,900	416,484
Mitsubishi UFJ Financial Group, Inc.	1,386,700	6,257,273
Mitsubishi UFJ Lease & Finance Co., Ltd.	47,800	184,883
Mitsui & Co., Ltd.	181,800	2,184,456
Mitsui Chemicals, Inc.	98,000	362,496
Mitsui Fudosan Co., Ltd.	95,000	2,194,669
Mitsui OSK Lines, Ltd.	136,000	291,107
Mixi, Inc.	5,600	233,057
Mizuho Financial Group, Inc.	2,563,300	3,713,007
MS&AD Insurance Group Holdings, Inc.	56,000	1,460,513
Murata Manufacturing Co., Ltd.	20,400	2,302,186
Nabtesco Corp.	11,800	283,402
Nagoya Railroad Co., Ltd.	109,000	618,194
NEC Corp.	296,000	694,177
Nexon Co., Ltd.	18,600	277,092
NGK Insulators, Ltd.	30,000	610,508
NGK Spark Plug Co., Ltd.	18,500	281,091
NH Foods, Ltd.	21,000	517,758
NHK Spring Co., Ltd.	18,200	148,681
Nidec Corp.	25,400	1,946,246

See accompanying notes to financial statements.

28

State Street Master Funds

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Japan – (continued)
Nikon Corp.	38,700	$527,438
Nintendo Co., Ltd.	12,100	1,750,199
Nippon Building Fund, Inc.	159	985,890
Nippon Electric Glass Co., Ltd.	40,000	168,078
Nippon Express Co., Ltd.	95,000	436,979
Nippon Paint Holdings Co., Ltd.	16,700	415,570
Nippon Prologis, Inc. REIT	190	467,219
Nippon Steel & Sumitomo Metal Corp.	88,900	1,732,396
Nippon Telegraph & Telephone Corp.	74,300	3,507,215
Nippon Yusen KK	200,000	354,162
Nissan Motor Co., Ltd.	265,200	2,382,301
Nisshin Seifun Group, Inc.	21,100	341,412
Nissin Foods Holdings Co., Ltd.	6,900	379,295
Nitori Holdings Co., Ltd.	8,700	1,062,114
Nitto Denko Corp.	17,900	1,142,942
NOK Corp.	13,100	224,240
Nomura Holdings, Inc.	382,500	1,369,333
Nomura Real Estate Holdings, Inc.	13,600	239,212
Nomura Real Estate Master Fund, Inc.	384	611,027
Nomura Research Institute, Ltd.	14,400	531,599
NSK, Ltd.	53,300	392,719
NTT Data Corp.	13,800	656,040
NTT DOCOMO, Inc.	155,100	4,210,341
NTT Urban Development Corp.	8,900	96,310
Obayashi Corp.	73,400	786,624
Obic Co., Ltd.	7,900	437,727
Odakyu Electric Railway Co., Ltd.	63,000	743,594
Oji Holdings Corp.	104,000	401,884
Olympus Corp.	31,100	1,168,964
Omron Corp.	22,000	722,822
Ono Pharmaceutical Co., Ltd.	44,700	1,959,991
Oracle Corp. Japan	3,400	182,491
Oriental Land Co., Ltd.	23,300	1,518,587
ORIX Corp.	141,300	1,840,519
Osaka Gas Co., Ltd.	194,000	750,738
Otsuka Corp.	5,700	268,293
Otsuka Holdings Co., Ltd.	42,200	1,957,493
Panasonic Corp.	236,800	2,050,723
Park24 Co., Ltd.	10,100	349,364
Pola Orbis Holdings, Inc.	2,400	227,350
Rakuten, Inc.	99,000	1,081,550
Recruit Holdings Co., Ltd.	30,000	1,103,234
Resona Holdings, Inc.	249,900	919,372
Ricoh Co., Ltd.	71,500	623,874
Rinnai Corp.	3,600	320,200
Rohm Co., Ltd.	9,300	369,487
Ryohin Keikaku Co., Ltd.	2,800	686,843
Sankyo Co., Ltd.	5,100	192,473
Santen Pharmaceutical Co., Ltd.	39,000	617,003
SBI Holdings, Inc.	25,100	251,593
Secom Co., Ltd.	22,400	1,666,991
Sega Sammy Holdings, Inc.	20,800	225,492
Seibu Holdings, Inc.	18,000	306,877
Seiko Epson Corp.	28,800	464,748
Sekisui Chemical Co., Ltd.	48,000	595,289
Sekisui House, Ltd.	63,600	1,121,096
Seven & i Holdings Co., Ltd.	80,900	3,414,301
Seven Bank, Ltd.	69,300	216,516
Shikoku Electric Power Co., Inc.	16,900	201,504
Shimadzu Corp.	25,000	378,305
Shimamura Co., Ltd.	2,400	359,437
Shimano, Inc.	7,900	1,215,838
Shimizu Corp.	59,000	556,408
Shin-Etsu Chemical Co., Ltd.	41,500	2,447,418
Shinsei Bank, Ltd.	225,000	329,978
Shionogi & Co., Ltd.	32,400	1,782,833
Shiseido Co., Ltd.	41,200	1,080,643
Shizuoka Bank, Ltd.	64,000	453,693
Showa Shell Sekiyu KK	20,300	190,720
SMC Corp.	6,100	1,510,634
SoftBank Group Corp.	104,100	5,925,800
Sohgo Security Services Co., Ltd.	7,600	378,178
Sompo Japan Nipponkoa Holdings, Inc.	37,500	1,004,523
Sony Corp.	138,000	4,092,503
Sony Financial Holdings, Inc.	22,800	259,493
Stanley Electric Co., Ltd.	16,100	346,098
Start Today Co., Ltd.	6,300	335,201
Sumitomo Chemical Co., Ltd.	168,000	697,739
Sumitomo Corp.	125,400	1,272,335
Sumitomo Dainippon Pharma Co., Ltd.	17,000	296,597
Sumitomo Electric Industries, Ltd.	80,500	1,072,463
Sumitomo Heavy Industries, Ltd.	62,000	274,152
Sumitomo Metal Mining Co., Ltd.	50,000	511,966
Sumitomo Mitsui Financial Group, Inc.	145,600	4,231,868
Sumitomo Mitsui Trust Holdings, Inc.	354,000	1,159,428
Sumitomo Realty & Development Co., Ltd.	38,000	1,037,240
Sumitomo Rubber Industries, Ltd.	19,200	258,739
Sundrug Co., Ltd.	3,900	368,600
Suntory Beverage & Food, Ltd.	16,000	728,782
Suruga Bank, Ltd.	18,600	423,110
Suzuken Co., Ltd.	7,900	250,298
Suzuki Motor Corp.	40,300	1,098,420
Sysmex Corp.	16,700	1,157,502
T&D Holdings, Inc.	59,600	509,455
Taiheiyo Cement Corp.	147,000	350,470
Taisei Corp.	114,000	942,866
Taisho Pharmaceutical Holdings Co., Ltd.	3,900	413,097
Taiyo Nippon Sanso Corp.	12,000	111,017
Takashimaya Co., Ltd.	29,000	209,080
Takeda Pharmaceutical Co., Ltd.	77,100	3,347,061

See accompanying notes to financial statements.

29

State Street Master Funds

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Japan – (continued)
TDK Corp.	14,100	$794,458
Teijin, Ltd.	115,000	383,565
Terumo Corp.	36,500	1,567,898
THK Co., Ltd.	12,900	221,319
Tobu Railway Co., Ltd.	114,000	629,809
Toho Co., Ltd.	14,000	390,230
Toho Gas Co., Ltd.	40,000	329,462
Tohoku Electric Power Co., Inc.	50,200	637,718
Tokio Marine Holdings, Inc.	72,700	2,436,184
Tokyo Electric Power Co. Holdings, Inc.(a)	165,300	704,658
Tokyo Electron, Ltd.	16,700	1,420,580
Tokyo Gas Co., Ltd.	217,000	901,835
Tokyo Tatemono Co., Ltd.	23,400	282,466
Tokyu Corp.	113,000	998,633
Tokyu Fudosan Holdings Corp.	62,300	391,220
TonenGeneral Sekiyu KK	29,000	265,914
Toppan Printing Co., Ltd.	57,000	493,352
Toray Industries, Inc.	159,000	1,365,657
Toshiba Corp.(a)	439,000	1,203,704
TOTO, Ltd.	15,200	611,377
Toyo Seikan Group Holdings, Ltd.	19,900	382,752
Toyo Suisan Kaisha, Ltd.	8,600	351,138
Toyoda Gosei Co., Ltd.	9,700	173,887
Toyota Industries Corp.	17,300	692,371
Toyota Motor Corp.	289,500	14,365,819
Toyota Tsusho Corp.	23,300	504,934
Trend Micro, Inc.	13,400	482,390
Tsuruha Holdings, Inc.	3,900	475,353
Unicharm Corp.	43,800	990,554
United Urban Investment Corp.	300	543,964
USS Co., Ltd.	26,600	442,500
West Japan Railway Co.	18,100	1,154,604
Yahoo! Japan Corp.	157,100	701,221
Yakult Honsha Co., Ltd.	8,900	465,604
Yamada Denki Co., Ltd.	63,200	335,817
Yamaguchi Financial Group, Inc.	27,000	257,000
Yamaha Corp.	19,000	515,484
Yamaha Motor Co., Ltd.	28,000	429,942
Yamato Holdings Co., Ltd.	39,000	901,371
Yamazaki Baking Co., Ltd.	14,000	393,419
Yaskawa Electric Corp.	25,400	333,815
Yokogawa Electric Corp.	24,200	274,701
Yokohama Rubber Co., Ltd.	11,800	148,969

		300,241,785

Jordan – 0.0%(b)
Hikma Pharmaceuticals PLC	15,320	506,606

Luxembourg – 0.3%
ArcelorMittal(a)	196,200	895,482
Millicom International Cellular SA SDR	7,772	476,054
RTL Group SA	4,145	338,883
SES SA	41,509	889,566
Tenaris SA	47,906	693,139

		3,293,124

Macau – 0.0%(b)
MGM China Holdings, Ltd.	98,400	128,228
Wynn Macau, Ltd.	201,200	292,608

		420,836

Mexico – 0.0%
Fresnillo PLC	27,315	604,025

Netherlands – 4.1%
ABN AMRO Group NV(c)	25,066	412,547
Aegon NV	211,377	838,449
AerCap Holdings NV(a)	18,164	610,129
Akzo Nobel NV	26,412	1,642,507
Altice NV Class A(a)	39,020	583,254
Altice NV Class B(a)	13,715	206,856
ASML Holding NV	39,288	3,871,618
Boskalis Westminster	9,346	319,255
Gemalto NV	8,318	504,482
Heineken Holding NV	11,400	924,645
Heineken NV	24,919	2,288,086
ING Groep NV	412,766	4,275,052
Koninklijke Ahold NV	88,866	1,964,510
Koninklijke DSM NV	20,331	1,174,172
Koninklijke KPN NV	364,551	1,300,823
Koninklijke Philips NV	104,931	2,608,912
Koninklijke Vopak NV	7,234	360,494
NN Group NV	36,268	999,480
NXP Semiconductors NV(a)	31,951	2,503,041
OCI NV(a)	6,946	94,198
Randstad Holding NV	12,689	507,994
Royal Dutch Shell PLC Class A	465,296	12,832,704
Royal Dutch Shell PLC Class B	406,246	11,270,795
Wolters Kluwer NV	32,035	1,298,537

		53,392,540

New Zealand – 0.2%
Auckland International Airport, Ltd.	103,603	480,735
Contact Energy, Ltd.	76,046	281,608
Fletcher Building, Ltd.	66,430	407,584
Meridian Energy, Ltd.	159,311	299,903
Mighty River Power, Ltd.	44,790	96,422
Ryman Healthcare, Ltd.	46,924	312,412
Spark New Zealand, Ltd.	194,727	493,680

		2,372,344

Norway – 0.6%
DNB ASA	103,915	1,243,960
Gjensidige Forsikring ASA	18,324	305,323
Marine Harvest ASA	40,807	688,368
Norsk Hydro ASA	150,690	551,703
Orkla ASA	85,725	762,473
Schibsted ASA Class A	7,687	230,446
Schibsted ASA Class B	8,517	243,695
Statoil ASA	118,029	2,039,553
Telenor ASA	84,158	1,393,201
Yara International ASA	20,748	659,161

		8,117,883

Portugal – 0.1%
EDP – Energias de Portugal SA	248,371	761,227
Galp Energia SGPS SA	48,398	673,863

See accompanying notes to financial statements.

30

State Street Master Funds

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Portugal – (continued)
Jeronimo Martins SGPS SA	26,758	$422,476

		1,857,566

Singapore – 1.3%
Ascendas REIT	235,950	437,067
CapitaLand Commercial Trust	210,000	231,181
CapitaLand Mall Trust REIT	296,000	471,066
CapitaLand, Ltd.	270,000	620,467
City Developments, Ltd.	50,000	304,113
ComfortDelGro Corp., Ltd.	218,000	448,091
DBS Group Holdings, Ltd.	190,000	2,242,271
Genting Singapore PLC	654,000	355,082
Global Logistic Properties, Ltd.	284,000	383,756
Golden Agri-Resources, Ltd.	741,000	194,056
Hutchison Port Holdings Trust	627,000	286,896
Jardine Cycle & Carriage, Ltd.	12,333	337,681
Keppel Corp., Ltd.	150,000	619,348
Oversea-Chinese Banking Corp., Ltd.	342,026	2,225,846
Sembcorp Industries, Ltd.	117,000	247,988
Sembcorp Marine, Ltd.	90,000	104,822
Singapore Airlines, Ltd.	58,000	460,984
Singapore Exchange, Ltd.	87,000	496,020
Singapore Press Holdings, Ltd.	173,000	510,247
Singapore Technologies Engineering, Ltd.	187,000	440,569
Singapore Telecommunications, Ltd.	863,000	2,667,854
StarHub, Ltd.	71,000	200,518
Suntec Real Estate Investment Trust	242,000	320,057
United Overseas Bank, Ltd.	140,000	1,930,632
UOL Group, Ltd.	42,000	171,355
Wilmar International, Ltd.	208,000	506,786

		17,214,753

South Africa – 0.1%
Investec PLC	73,909	461,316
Mediclinic International PLC	40,142	590,123
Mondi PLC	41,908	787,892

		1,839,331

Spain – 2.8%
Abertis Infraestructuras SA	58,254	861,784
ACS Actividades de Construccion y Servicios SA	20,153	553,377
Aena SA(c)	7,467	990,824
Amadeus IT Holding SA Class A	46,974	2,071,851
Banco Bilbao Vizcaya Argentaria SA	693,857	3,979,715
Banco de Sabadell SA	593,950	787,391
Banco Popular Espanol SA	359,461	467,645
Banco Santander SA	1,568,780	6,094,503
Bankia SA	510,293	371,879
Bankinter SA	76,450	494,028
CaixaBank SA	277,465	612,186
Distribuidora Internacional de Alimentacion SA	75,755	442,651
Enagas SA	23,006	703,599
Endesa SA	32,697	656,790
Ferrovial SA	54,405	1,066,293
Gas Natural SDG SA	36,694	730,178
Grifols SA	30,438	692,188
Iberdrola SA	588,118	4,016,221
Industria de Diseno Textil SA	116,769	3,926,972
Mapfre SA	125,941	276,886
Red Electrica Corp. SA	12,200	1,091,294
Repsol SA	119,505	1,533,574
Telefonica SA	482,421	4,584,965
Zardoya Otis SA	21,672	204,876

		37,211,670

Sweden – 2.7%
Alfa Laval AB	32,121	505,536
Assa Abloy AB Class B	109,798	2,255,657
Atlas Copco AB Class A	72,834	1,888,975
Atlas Copco AB Class B	43,992	1,041,235
Boliden AB	29,666	578,974
Electrolux AB Series B	26,094	710,441
Getinge AB Class B	23,802	490,720
Hennes & Mauritz AB Class B	103,154	3,030,576
Hexagon AB Class B	28,967	1,058,574
Husqvarna AB Class B	41,457	308,271
ICA Gruppen AB	8,727	292,073
Industrivarden AB Class C	17,805	289,268
Investor AB Class B	50,206	1,684,321
Kinnevik AB Class B	24,583	586,815
Lundin Petroleum AB(a)	19,908	362,272
Nordea Bank AB	329,452	2,790,993
Sandvik AB	113,632	1,136,064
Securitas AB Class B	35,249	543,397
Skandinaviska Enskilda Banken AB Class A	164,756	1,437,217
Skanska AB Class B	36,271	758,402
SKF AB Class B	44,665	714,652
Svenska Cellulosa AB SCA Class B	66,478	2,132,957
Svenska Handelsbanken AB Class A	162,416	1,969,020
Swedbank AB Class A	96,631	2,026,673
Swedish Match AB	20,703	721,472
Tele2 AB Class B	31,279	274,220
Telefonaktiebolaget LM Ericsson Class B	330,084	2,532,296
Telia Co. AB	280,399	1,325,942
Volvo AB Class B	167,227	1,658,932

		35,105,945

Switzerland – 9.5%
ABB, Ltd.	212,643	4,218,585
Actelion, Ltd.	11,282	1,904,346
Adecco Group AG	18,548	937,734
Aryzta AG	10,583	392,027
Baloise Holding AG	5,768	643,958
Barry Callebaut AG	278	343,096
Chocoladefabriken Lindt & Spruengli AG	114	681,515
Chocoladefabriken Lindt & Spruengli AG	12	859,585
Cie Financiere Richemont SA	56,629	3,322,586
Coca-Cola HBC AG	22,195	450,977
Credit Suisse Group AG	202,442	2,161,586

See accompanying notes to financial statements.

31

State Street Master Funds

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Switzerland – (continued)
Dufry AG(a)	5,281	$633,115
EMS-Chemie Holding AG	979	506,658
Galenica AG	444	599,961
Geberit AG	4,171	1,583,547
Givaudan SA	1,013	2,044,516
Glencore PLC	1,334,681	2,762,405
Julius Baer Group, Ltd.	25,080	1,011,810
Kuehne + Nagel International AG	6,134	861,461
LafargeHolcim, Ltd.	44,069	1,848,091
LafargeHolcim, Ltd.	4,070	167,242
Lonza Group AG	5,904	983,039
Nestle SA	344,713	26,770,833
Novartis AG	246,159	20,365,561
Pargesa Holding SA	4,490	297,576
Partners Group Holding AG	1,977	849,274
Roche Holding AG	76,002	20,102,740
Schindler Holding AG	5,001	907,558
Schindler Holding AG	2,455	447,832
SGS SA	609	1,398,361
Sika AG	239	1,004,507
Sonova Holding AG	6,084	809,406
STMicroelectronics NV	66,604	389,281
Swatch Group AG	3,468	1,011,576
Swatch Group AG	6,082	349,124
Swiss Life Holding AG	3,564	825,577
Swiss Prime Site AG	8,047	730,204
Swiss Re AG	36,218	3,170,763
Swisscom AG	2,875	1,431,687
Syngenta AG	10,057	3,869,478
UBS Group AG	394,088	5,125,595
Wolseley PLC	28,206	1,466,698
Zurich Insurance Group AG	16,281	4,037,147

		124,278,618

United Kingdom – 16.8%
3i Group PLC	110,403	813,415
Aberdeen Asset Management PLC	102,650	386,737
Admiral Group PLC	23,492	641,412
Aggreko PLC	30,813	529,192
Anglo American PLC	149,542	1,471,958
ARM Holdings PLC	154,124	2,350,860
Ashtead Group PLC	57,400	823,315
Associated British Foods PLC	38,163	1,396,394
AstraZeneca PLC	137,122	8,231,807
Auto Trader Group PLC(c)	109,847	521,443
Aviva PLC	439,139	2,324,478
Babcock International Group PLC	27,736	336,732
BAE Systems PLC	345,995	2,432,258
Barclays PLC	1,822,932	3,404,580
Barratt Developments PLC	112,673	614,820
Berkeley Group Holdings PLC	14,920	505,914
BP PLC	2,005,029	11,785,396
British American Tobacco PLC	201,996	13,149,801
British Land Co. PLC REIT	109,324	891,334
BT Group PLC	918,431	5,069,293
Bunzl PLC	35,542	1,098,135
Burberry Group PLC	47,571	743,072
Capita PLC	74,574	964,930
Centrica PLC	602,938	1,830,880
CNH Industrial NV	101,497	737,019
Cobham PLC	209,526	443,276
Coca-Cola European Partners PLC(a)	23,100	828,656
Compass Group PLC	178,335	3,407,038
Croda International PLC	15,227	641,869
DCC PLC	9,442	834,356
Diageo PLC	272,944	7,656,660
Direct Line Insurance Group PLC	150,518	698,769
Dixons Carphone PLC	111,832	481,992
easyJet PLC	19,322	281,950
Fiat Chrysler Automobiles NV	97,526	600,966
G4S PLC	163,916	403,328
GKN PLC	183,596	666,550
GlaxoSmithKline PLC	528,223	11,390,878
Hammerson PLC	90,069	651,433
Hargreaves Lansdown PLC	29,495	494,058
HSBC Holdings PLC	2,132,208	13,265,278
ICAP PLC	60,820	343,643
IMI PLC	31,902	415,151
Imperial Brands PLC	103,984	5,662,847
Inmarsat PLC	53,077	574,388
InterContinental Hotels Group PLC	21,078	780,603
International Consolidated Airlines Group SA	92,503	458,503
Intertek Group PLC	18,367	859,347
Intu Properties PLC	112,609	439,625
ITV PLC	387,053	931,896
J Sainsbury PLC	144,253	451,249
Johnson Matthey PLC	21,107	794,966
Kingfisher PLC	243,289	1,049,303
Land Securities Group PLC REIT	87,626	1,224,441
Legal & General Group PLC	634,529	1,631,228
Lloyds Banking Group PLC	6,967,250	5,067,342
London Stock Exchange Group PLC	33,900	1,156,672
Marks & Spencer Group PLC	183,261	788,092
Meggitt PLC	91,634	500,147
Merlin Entertainments PLC(c)	80,718	477,328
National Grid PLC	403,826	5,963,151
Next PLC	15,891	1,054,389
Old Mutual PLC	532,186	1,443,677
Pearson PLC	87,964	1,149,016
Persimmon PLC	34,573	673,224
Petrofac, Ltd.	32,331	337,469
Provident Financial PLC	16,972	525,494
Prudential PLC	277,437	4,727,429
Randgold Resources, Ltd.	10,372	1,168,772
Reckitt Benckiser Group PLC	66,488	6,694,653
RELX NV	108,258	1,874,955
RELX PLC	114,276	2,113,100
Rio Tinto PLC	134,130	4,184,325
Rio Tinto, Ltd.	44,851	1,548,925
Rolls-Royce Holdings PLC	189,785	1,819,044
Royal Bank of Scotland Group PLC(a)	370,380	842,837
Royal Mail PLC	102,840	693,816

See accompanying notes to financial statements.

32

State Street Master Funds

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
United Kingdom – (continued)
RSA Insurance Group PLC	110,275	$742,185
SABMiller PLC	105,485	6,177,436
Sage Group PLC	118,957	1,032,498
Schroders PLC	15,828	502,260
Segro PLC	87,200	485,351
Severn Trent PLC	26,534	869,393
Sky PLC	112,957	1,288,931
Smith & Nephew PLC	96,263	1,641,472
Smiths Group PLC	41,723	647,442
SSE PLC	109,137	2,280,955
St James’s Place PLC	59,961	634,971
Standard Chartered PLC	353,306	2,691,698
Standard Life PLC	221,102	875,963
Tate & Lyle PLC	49,965	448,597
Taylor Wimpey PLC	363,309	647,228
Tesco PLC(a)	872,093	2,056,731
Travis Perkins PLC	28,595	566,530
Unilever NV	176,906	8,236,724
Unilever PLC	139,207	6,697,934
United Utilities Group PLC	76,721	1,067,811
Vodafone Group PLC	2,881,028	8,820,466
Weir Group PLC	23,478	455,332
Whitbread PLC	19,518	917,040
William Hill PLC	102,096	353,140
Wm Morrison Supermarkets PLC	255,089	643,046
Worldpay Group PLC(a)(c)	161,116	588,858
WPP PLC	140,533	2,941,114

		220,534,385

United States – 0.7%
Ball Corp.	830	59,981
Carnival PLC	21,296	948,624
Mobileye NV(a)	18,707	863,141
QIAGEN NV(a)	22,689	494,979
Shire PLC	65,616	4,072,137
Shire PLC ADR	10,670	1,964,134
Taro Pharmaceutical Industries, Ltd.(a)	1,599	232,815

		8,635,811

TOTAL COMMON STOCKS (Cost $1,366,176,407)		1,281,281,242

RIGHTS – 0.0%(b)
Hong Kong – 0.0%(b)
Noble Group, Ltd. (expiring 7/20/16)(a)	631,000	42,195

Spain – 0.0%(b)
ACS Actividades de Construccion y Servicios SA (expiring 7/18/16)(a)	20,153	14,172
Repsol SA (expiring 7/8/16)(a)	119,505	38,900

		53,072

TOTAL RIGHTS (Cost $114,639)		95,267

SHORT-TERM INVESTMENT – 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.47%(d)(e) (Cost $25,807,291)	25,807,291	25,807,291

TOTAL INVESTMENTS – 97.8% (Cost $1,392,098,337)		1,307,183,800
Other Assets in Excess of Liabilities – 2.2%		29,210,899

NET ASSETS – 100.0%		$1,312,749,066

(a)	Non-income producing security.

(b)	Amount is less than 0.05% of net assets.

(c)

Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.4% of net assets as of June 30, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(d)

The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2016 are shown in the Affiliate Table below.

(e)	The rate shown is the annualized seven-day yield at June 30, 2016.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

At June 30, 2016, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Value	Unrealized Depreciation
Mini MSCI EAFE (long)	09/16/2016	349	$28,185,240	$(136,775)

During the period ended June 30, 2016, average notional value related to futures contracts was $28,580,483 or 2.2% of net assets.

See accompanying notes to financial statements.

33

State Street Master Funds

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

The following table summarizes the value of the Portfolio’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Assets:
Investments:
Common Stocks
Australia	$–	$93,845,429	$–	$93,845,429
Austria	–	2,054,021	–	2,054,021
Belgium	–	19,138,558	–	19,138,558
Chile	–	257,806	–	257,806
China	–	171,854	–	171,854
Denmark	–	25,094,530	–	25,094,530
Finland	–	12,325,033	–	12,325,033
France	–	120,698,941	–	120,698,941
Germany	–	110,275,117	–	110,275,117
Hong Kong	625,019	41,240,828	–	41,865,847
Ireland	221,068	8,262,267	–	8,483,335
Israel	1,114,882	7,608,799	–	8,723,681
Italy	–	22,719,868	–	22,719,868
Japan	532,563	299,709,222	–	300,241,785
Jordan	–	506,606	–	506,606
Luxembourg	–	3,293,124	–	3,293,124
Macau	–	420,836	–	420,836
Mexico	–	604,025	–	604,025
Netherlands	3,113,170	50,279,370	–	53,392,540
New Zealand	–	2,372,344	–	2,372,344
Norway	–	8,117,883	–	8,117,883
Portugal	–	1,857,566	–	1,857,566
Singapore	–	17,214,753	–	17,214,753
South Africa	–	1,839,331	–	1,839,331
Spain	–	37,211,670	–	37,211,670
Sweden	–	35,105,945	–	35,105,945
Switzerland	–	124,278,618	–	124,278,618
United Kingdom	9,065,380	211,469,005	–	220,534,385
United States	3,120,071	5,515,740	–	8,635,811
Rights
Hong Kong	–	42,195	–	42,195
Spain	53,072	–	–	53,072
Short-Term Investment	25,807,291	–	–	25,807,291

Total Investments	$43,652,516	$1,263,531,284	$–	$1,307,183,800

Liabilities:
Other Financial Instruments:
Futures Contracts(a)	$(136,775)	$–	$–	$(136,775)

Total Other Financial Instruments	$(136,775)	$–	$–	$(136,775)

(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of shares held at 4/30/16*	Value at 4/30/16*	Shares purchased	Shares sold	Number of shares held at 6/30/16	Value at 6/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	–	$–	62,360,126	36,552,835	25,807,291	$25,807,291	$15,992	$–

*	Commencement of operations.

See accompanying notes to financial statements.

34

State Street Master Funds

State Street International Developed Equity Index Portfolio

Statement of Assets and Liabilities

June 30, 2016 (Unaudited)

Assets
Investments in unaffiliated issuers, at value (Note 2)	$1,281,376,509
Investments in affiliated issuers, at value (Note 2)	25,807,291

Total investments	1,307,183,800
Foreign currency, at value	759,427
Cash at broker	1,745,000
Receivable from broker – variation margin on open futures contracts	1,281,212
Receivable for investments sold	394,383
Dividends receivable – unaffiliated issuers (Note 2)	3,127,913
Interest receivable – affiliated issuers (Note 2)	9,511
Receivable for foreign taxes recoverable	767,631

Total assets	1,315,268,877

Liabilities
Payable for investments purchased	2,250,558
Advisory fee payable (Note 4)	238,242
Custodian fees payable (Note 4)	26,053
Professional fees payable	3,708
Printing and postage fees payable	1,250

Total liabilities	2,519,811

Net Assets	$1,312,749,066

Cost of Investments:
Investments in unaffiliated issuers	$1,366,291,046
Investments in affiliated issuers	25,807,291

Total cost of investments	$1,392,098,337

Foreign currency, at cost	$778,654

See accompanying notes to financial statements.

35

State Street Master Funds

State Street International Developed Equity Index Portfolio

Statement of Operations

For the Period Ended June 30, 2016 (Unaudited) (a)

Investment Income
Dividend income – unaffiliated issuers (Note 2)	$12,892,090
Dividend income – affiliated issuers (Note 2)	15,992
Foreign taxes withheld	(1,219,720)

Total investment income (loss)	11,688,362

Expenses
Advisory fee (Note 4)	238,242
Administration and custody fees	26,053
Professional fees	3,708
Printing and postage expenses	1,287

Net expenses	269,290

Net Investment Income (Loss)	11,419,072

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions – unaffiliated issuers	(3,009,054)
Foreign currency transactions	(37,573)
Futures contracts	(287,072)

Net realized gain (loss)	(3,333,699)

Net change in unrealized appreciation/depreciation on:
Investment transactions – unaffiliated issuers	(84,914,537)
Foreign currency transactions	(102,505)
Futures contracts	(136,775)

Net change in unrealized appreciation/depreciation	(85,153,817)

Net realized and unrealized gain (loss)	(88,487,516)

Net Increase (Decrease) in Net Assets from Operations	$(77,068,444)

(a)	For the period April 29, 2016 (inception date) through June 30, 2016.

See accompanying notes to financial statements.

36

State Street Master Funds

State Street International Developed Equity Index Portfolio

Statement of Changes in Net Assets

For the Period 4/29/16* - 6/30/16 (Unaudited)
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$11,419,072
Net realized gain (loss)	(3,333,699)
Net change in unrealized appreciation/depreciation	(85,153,817)

Net increase (decrease) in net assets resulting from operations	(77,068,444)

Capital Transactions:
In-kind subscriptions (Note 1)	31,466,206
Contributions	1,360,571,991
Withdrawals	(2,220,687)

Net increase (decrease) in net assets from capital transactions	1,389,817,510

Net increase (decrease) in net assets during the period	1,312,749,066

Net assets at beginning of period	–

Net assets at end of period	$1,312,749,066

*	Inception date.

See accompanying notes to financial statements.

37

State Street Master Funds

State Street International Developed Equity Index Portfolio

Financial Highlights

The following table includes selected supplemental data and ratios to average net assets:

	For the Period 4/30/16* - 6/30/16 (Unaudited)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,312,749
Ratios to average net assets:
Net expenses	0.12	%(a)
Net investment income (loss)	5.27	%(a)
Portfolio turnover rate	1	%(b)
Total Return	(3.50)%

*	Commencement of operations.

(a)	Annualized.

(b)	Not annualized.

See accompanying notes to financial statements.

38

State Street Master Funds

State Street International Developed Equity Index Portfolio

Notes to Financial Statements

June 30, 2016 (Unaudited)

1.	Organization

State Street Master Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is as an open-end management investment company, and was organized as a Massachusetts business trust on July 27, 1999. The Trust consists of ten (10) investment portfolios (together the “Portfolios”). Financial statements herein relate only to the State Street International Developed Equity Index Portfolio (the “Portfolio”), which commenced operations on April 30, 2016.

The Portfolio was formed on April 29, 2016, with an initial in-kind contribution of securities from the State Street Hedged International Developed Equity Index Fund (the “Fund”), as part of a tax-free in-kind transaction in which the Fund contributed equity securities into the Portfolio, and a cash contribution of $10,010 from SSGA FM. The transaction consisted of 929 securities totaling $1,275,794,840 at market value, and included $31,466,206 in unrealized depreciation.

The Portfolio is classified as a diversified investment company under the 1940 Act.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The Portfolio’s investments are valued at fair value each day that the Portfolio’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Portfolio’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value the Portfolio’s investments by major category are as follows:

•	Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations

39

State Street Master Funds

State Street International Developed Equity Index Portfolio

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no prices are obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit.

•

Exchange-traded futures contracts are valued at the settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

•

Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with valuation policy and procedures approved by the Board.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

A “significant event” is an event that the Trustee believes, with a reasonably high degree of certainty, has caused the closing market prices of a portfolio’s securities to no longer reflect their value at the time of the Portfolio’s net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Trustee. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy. At June 30, 2016, the independent fair value service was used for certain foreign securities in the Portfolio’s, and these securities were classified within Level 2 of the fair value hierarchy.

Fair value pricing could result in a difference between the prices used to calculate the Portfolio’s net asset value and the prices used by the Portfolio’s underlying benchmarks. Various inputs are used in determining the value of the Portfolio’s investments.

The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical asset or liability (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market

40

State Street Master Funds

State Street International Developed Equity Index Portfolio

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Portfolio’s investments according to the fair value hierarchy as of June 30, 2016, is disclosed in the Portfolio’s Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Portfolios had no material transfers between levels for the period ended June 30, 2016.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date, net of any foreign taxes withheld at source, if any.

Non-cash dividends received in the form of stock are recorded as dividend income at fair value.

Distributions received by the Portfolio may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.

Expenses

Certain expenses, which are directly identifiable to the Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolios within the Trust.

41

State Street Master Funds

State Street International Developed Equity Index Portfolio

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

Foreign Currency Translation

The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Foreign Taxes

The Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolio invests. These foreign taxes, if any, are paid by the Portfolio and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2016, if any, are disclosed in the Portfolio’s Statement of Assets and Liabilities.

3.	Derivative Financial Instruments

Futures Contracts

The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

For the period ended June 30, 2016, the Portfolio entered into futures contracts for cash equalization and return enhancement.

42

State Street Master Funds

State Street International Developed Equity Index Portfolio

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

The following tables summarize the value of the Portfolio’s derivative instruments as of June 30, 2016 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:

Liability Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts(a)	$–	$–	$–	$(136,775)	$–	$(136,775)

(a)	Unrealized depreciation on open futures contracts.

Net Realized Gain (Loss)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts(a)	$–	$–	$–	(287,072)	$–	$(287,072)

(a)	Net realized gain/loss on futures contracts.

Net Change in Unrealized Appreciation (Depreciation)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts(a)	$–	$–	$–	$(136,775)	$–	$(136,775)

(a)	Net change in unrealized appreciation (depreciation) on futures contracts.

4.	Fees and Transactions with Affiliates

Advisory Fee

The Portfolio has entered into an Investment Advisory Agreement with the Adviser. For its advisory services to the Portfolio, the Portfolio pays the Adviser a management fee at an annual rate of 0.11% of its average daily net assets.

Administrator and Sub-Administrator

SSGA FM serves as administrator and State Street serves as custodian, sub-administrator and transfer agent. SSGA FM and State Street receive an annual fee for their services as administrator, custodian, sub-administrator and transfer agent, respectively. The annual fee is accrued daily and payable monthly at the following fee rate:

43

State Street Master Funds

State Street International Developed Equity Index Portfolio

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

Asset Levels	Annual percentage of average aggregate monthly net assets
First $400 million	0.03%
Next $15 billion	0.02%
Thereafter	0.01%
Minimum annual fee per Portfolio	$150,000

The minimum fee will be calculated by multiplying the minimum per portfolio fee by the number of portfolios within the Trust to arrive at the total minimum fee. The greater of the asset based fee or the minimum fee will be charged to the portfolios. SSGA FM and State Street each receive a portion of the fee.

Other Transactions with Affiliates

The Portfolio may invest in affiliated entities, included securities issued by State Street, affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the six months ended June 30, 2016 are disclosed in the Schedule of Investments.

5.	Trustees’ Fees

The fees and expenses of the Trust’s trustees who are not “interested person” of the Trust, as defined in the 1940 Act (“Independent Trustees”) are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars. The Portfolio has not made any payments to the Independent Trustees during the period ended June 30, 2016.

6.	Investment Transactions

Purchases and sales of investments (excluding short term investments and derivative contracts) for the six months ended June 30, 2016, were as follows:

	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales
State Street International Developed Equity Index Portfolio	$–	$–	$78,289,465	$15,118,671

7.	Income Tax Information

The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio is deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

44

State Street Master Funds

State Street International Developed Equity Index Portfolio

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. The federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

As of June 30, 2016, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street International Developed Equity Index Portfolio	$1,392,098,337	$51,800,273	$136,714,810	$(84,914,537)

8.	Risks

Concentration Risk

As a result of the Portfolio’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio were more broadly diversified.

Foreign and Emerging Markets Risks

Investing in foreign markets involve risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Portfolio invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Portfolio invests in securities of issuers located in emerging markets, these risks may be even more pronounced.

Market and Credit Risk

In the normal course of business, the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.

9.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

45

State Street Master Funds

State Street International Developed Equity Index Portfolio

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

Expense Example

As a shareholder of a Fund, you incur two types of costs (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2016 to June 30, 2016.

The table below illustrates your Fund’s cost in two ways:

•

Based on actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return – This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(b)
State Street International Developed Equity Index Portfolio	0.12%	$965.00	$0.20	$1,008.10	$0.20

(a)	Actual period is from commencement of operations 4/30/2016.

(b)	Hypothetical Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 366.

46

State Street Master Funds

State Street International Developed Equity Index Portfolio

Other Information

June 30, 2016 (Unaudited)

Proxy Voting Policies and Procedures and Record

The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio have adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083, (ii) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or (iii) at the U.S. Securities and Exchange Commission’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding how the Portfolio voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

Quarterly Portfolio Schedule

The Portfolio will file their complete schedules of investments with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Portfolio’s semi-annual and annual financial statements. The Portfolio’s Form N-Q is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iii) at the Securities and Exchange Commission’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.

47

Trustees

William L. Boyan

Michael F. Holland

Michael A. Jessee

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian, Sub-Administrator and Transfer Agent of the Portfolio

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02119

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

SSIITHIDESAR IBG-20872

Semi-Annual Report

30 June 2016

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssgafunds.com. Please read the prospectus carefully before investing in the Fund.

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Semi-Annual Report

June 30, 2016 (Unaudited)

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssgafunds.com. Please read the prospectus carefully before investing in the Fund.

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Portfolio Summary (Unaudited)

Portfolio Composition*	June 30, 2016
Common Stocks	94.4%
Short-Term Investment	4.4
Rights	0.0	**
Warrants	0.0	**
Other Assets in Excess of Liabilities	1.2
Total	100.0%

**	Less than 0.05% of net assets.

Top Five Sectors (excluding short-term investments)*	June 30, 2016
Banks	15.5%
Internet Software & Services	8.0
Oil, Gas & Consumable Fuels	7.2
Technology Hardware, Storage & Peripherals	5.0
Semiconductors & Semiconductor Equipment	4.8
Total	40.5%

*	As a percentage of net assets as of the date indicated. The Fund’s composition will vary over time.

See accompanying notes to financial statements.

1

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Schedule of Investments

June 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – 94.4%
Brazil – 7.1%
AES Tiete Energia SA	12,979	$59,917
Ambev SA	422,603	2,512,864
Banco Bradesco SA	75,080	632,980
Banco Bradesco SA Preference Shares	248,990	1,956,947
Banco do Brasil SA	77,898	417,725
Banco Santander Brasil SA	38,100	216,202
BB Seguridade Participacoes SA	63,237	554,847
BM&FBovespa SA	155,115	871,501
BR Malls Participacoes SA	52,600	210,975
Braskem SA Class A, Preference Shares	12,100	71,911
BRF SA	54,923	773,679
CCR SA	79,945	419,220
Centrais Eletricas Brasileiras SA Class B, Preference Shares(a)	21,000	115,430
CETIP SA – Mercados Organizados	20,400	278,835
Cia Brasileira de Distribuicao Preference Shares	14,500	211,407
Cia de Saneamento Basico do Estado de Sao Paulo	31,100	282,290
Cia Energetica de Minas Gerais Preference Shares	60,500	137,476
Cia Energetica de Sao Paulo Class B, Preference Shares	15,300	56,830
Cia Paranaense de Energia Preference Shares	8,600	78,437
Cia Siderurgica Nacional SA(a)	48,700	118,871
Cielo SA	91,564	967,728
Cosan SA Industria e Comercio	9,900	102,932
CPFL Energia SA	15,786	101,454
Duratex SA	20,778	55,127
EDP – Energias do Brasil SA(b)	19,900	84,600
EDP – Energias do Brasil SA(a)(b)	5,550	23,906
Embraer SA	60,517	330,565
Equatorial Energia SA	18,500	280,929
Fibria Celulose SA	23,035	154,801
Gerdau SA Preference Shares	84,800	155,902
Hypermarcas SA	31,700	230,941
Itau Unibanco Holding SA Preference Shares	258,638	2,446,112
Itausa – Investimentos Itau SA Preference Shares	350,419	830,177
JBS SA	65,600	204,760
Klabin SA	50,706	244,054
Kroton Educacional SA	124,821	529,868
Localiza Rent a Car SA	14,700	158,299
Lojas Americanas SA	13,600	48,181
Lojas Americanas SA Preference Shares	53,540	268,724
Lojas Renner SA	57,911	428,221
M Dias Branco SA	3,200	105,776
Multiplan Empreendimentos Imobiliarios SA	6,700	126,022
Natura Cosmeticos SA	13,900	110,636
Odontoprev SA	21,200	88,076
Petroleo Brasileiro SA(a)	267,714	961,807
Petroleo Brasileiro SA Preference Shares(a)	352,498	1,036,451
Porto Seguro SA	9,000	75,146
Qualicorp SA	17,486	101,573
Raia Drogasil SA	20,900	411,900
Rumo Logistica Operadora Multimodal SA(a)	64,600	98,803
Sul America SA	16,800	82,014
Suzano Papel e Celulose SA Class A, Preference Shares	37,500	132,618
Telefonica Brasil SA Preference Shares	40,455	555,605
Tim Participacoes SA	78,200	166,957
TOTVS SA	11,700	111,531
Tractebel Energia SA	15,000	179,368
Transmissora Alianca de Energia Eletrica SA	7,000	41,951
Ultrapar Participacoes SA	32,582	723,186
Vale SA	116,133	589,773
Vale SA Preference Shares	173,529	705,761
WEG SA	51,700	221,727

		24,252,306

Chile – 1.2%
AES Gener SA	209,504	102,438
Aguas Andinas SA Class A	209,709	120,257
Banco de Chile	2,196,401	235,310
Banco de Credito e Inversiones	3,376	145,837
Banco Santander Chile	6,005,188	289,527
Cencosud SA	115,599	329,791
Cia Cervecerias Unidas SA	11,689	136,709
Colbun SA	726,392	175,996
Embotelladora Andina SA Class B, Preference Shares	21,642	77,050
Empresa Nacional de Electricidad SA	298,866	276,135
Empresa Nacional de Telecomunicaciones SA	14,023	127,006
Empresas CMPC SA	114,169	237,507
Empresas COPEC SA	41,262	362,846
Endesa Americas SA	304,395	140,160
Enersis Chile SA	1,798,790	210,753
Enersis SA	1,785,295	305,654
Itau CorpBanca	12,679,627	107,594
Latam Airlines Group SA(a)	27,607	182,668
SACI Falabella	44,206	337,061
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	8,816	218,035

		4,118,334

China – 25.2%
3SBio, Inc.(a)(c)(d)	94,800	97,824
58.com, Inc. ADR(a)	7,000	321,230
AAC Technologies Holdings, Inc.(d)	66,500	568,960
Agricultural Bank of China, Ltd. Class H(d)	2,212,000	812,758
Air China, Ltd. Class H(d)	148,000	101,175
Alibaba Group Holding, Ltd. ADR(a)	88,682	7,052,879
Alibaba Health Information Technology, Ltd.(a)(d)	298,500	220,705

See accompanying notes to financial statements.

2

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
China – (continued)
Aluminum Corp. of China, Ltd. Class H(a)(d)	318,000	$101,161
Anhui Conch Cement Co., Ltd. Class H(d)	112,500	272,686
ANTA Sports Products, Ltd. (d)	81,000	163,440
AviChina Industry & Technology Co., Ltd. Class H(d)	168,000	117,159
Baidu, Inc. ADR(a)	24,300	4,013,145
Bank of China, Ltd. Class H(d)	7,118,000	2,870,094
Bank of Communications Co., Ltd. Class H(d)	790,000	502,538
Beijing Capital International Airport Co., Ltd. Class H(d)	120,000	130,540
Beijing Enterprises Holdings, Ltd.(d)	47,000	267,369
Beijing Enterprises Water Group, Ltd.(d)	398,000	241,547
Belle International Holdings, Ltd.(d)	575,000	339,176
Brilliance China Automotive Holdings, Ltd.(d)	276,000	283,179
Byd Co., Ltd. Class H(a)(d)	58,000	349,852
CGN Power Co., Ltd. Class H(c)(d)	966,700	270,189
China Cinda Asset Management Co., Ltd. Class H(d)	796,481	270,087
China CITIC Bank Corp., Ltd. Class H(d)	807,000	492,593
China Coal Energy Co., Ltd. Class H(d)	193,000	101,374
China Communications Construction Co., Ltd. Class H(d)	401,000	434,728
China Communications Services Corp., Ltd. Class H(d)	186,000	97,487
China Conch Venture Holdings, Ltd.(d)	123,500	245,589
China Construction Bank Corp. Class H(d)	7,534,000	5,032,358
China COSCO Holdings Co., Ltd. Class H(a)(d)	200,500	71,183
China Everbright Bank Co., Ltd. Class H(d)	286,700	130,961
China Everbright International, Ltd.(d)	225,000	251,588
China Everbright, Ltd.(d)	86,000	166,871
China Galaxy Securities Co., Ltd. Class H(d)	269,500	243,568
China Huishan Dairy Holdings Co., Ltd.(d)	320,100	130,691
China Jinmao Holdings Group, Ltd.(d)	290,000	82,058
China Life Insurance Co., Ltd. Class H(d)	668,000	1,440,316
China Longyuan Power Group Corp., Ltd. Class H(d)	290,000	240,966
China Medical System Holdings, Ltd.(d)	114,000	175,019
China Mengniu Dairy Co., Ltd.(d)	248,000	433,862
China Merchants Bank Co., Ltd. Class H(d)	351,500	791,212
China Merchants Holdings International Co., Ltd.(d)	114,000	305,184
China Minsheng Banking Corp., Ltd. Class H(d)	532,500	517,302
China Mobile, Ltd.(d)	550,000	6,362,107
China National Building Material Co., Ltd. Class H(d)	228,000	100,275
China Oilfield Services, Ltd. Class H(d)	144,000	111,882
China Overseas Land & Investment, Ltd.(d)	354,000	1,128,521
China Pacific Insurance Group Co., Ltd. Class H(d)	237,400	804,599
China Petroleum & Chemical Corp. Class H(d)	2,290,000	1,651,874
China Power International Development, Ltd.(d)	261,000	96,684
China Railway Construction Corp., Ltd. Class H(d)	180,500	227,867
China Railway Group, Ltd. Class H(d)	364,000	273,583
China Resources Beer Holdings Co., Ltd.(d)	112,000	244,228
China Resources Gas Group, Ltd.(d)	82,000	250,439
China Resources Land, Ltd.(d)	250,000	589,123
China Resources Power Holdings Co., Ltd.(d)	176,000	264,137
China Shenhua Energy Co., Ltd. Class H(d)	306,500	570,070
China Shipping Container Lines Co., Ltd. Class H(a)(d)	312,000	65,142
China Southern Airlines Co., Ltd. Class H(d)	154,000	87,327
China State Construction International Holdings, Ltd.(d)	168,000	223,355
China Taiping Insurance Holdings Co., Ltd.(a)(d)	147,400	277,392
China Telecom Corp., Ltd. Class H(d)	1,252,000	563,056
China Unicom Hong Kong, Ltd.(d)	540,000	564,495
China Vanke Co., Ltd. Class H(d)	120,000	236,982
Chongqing Changan Automobile Co., Ltd. Class B(d)	68,200	95,535
Chongqing Rural Commercial Bank Co., Ltd. Class H(d)	192,000	98,039
CITIC Securities Co., Ltd. Class H(d)	196,000	435,936
CITIC, Ltd.(d)	394,000	576,991
CNOOC, Ltd.(d)	1,601,000	2,000,515
COSCO Pacific, Ltd.(d)	134,000	133,618
Country Garden Holdings Co., Ltd.(d)	513,000	216,957
CRRC Corp., Ltd. Class H(d)	377,000	339,517
CSPC Pharmaceutical Group, Ltd.(d)	376,000	334,488
Ctrip.com International, Ltd. ADR(a)	30,367	1,251,120
Dalian Wanda Commercial Properties Co., Ltd. Class H(c)(d)	50,100	310,397

See accompanying notes to financial statements.

3

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
China – (continued)
Dongfeng Motor Group Co., Ltd. Class H(d)	248,000	$261,410
ENN Energy Holdings, Ltd.(d)	68,000	337,693
Evergrande Real Estate Group, Ltd.(d)	375,000	229,886
Far East Horizon, Ltd.(d)	183,000	142,933
Fosun International, Ltd.(d)	235,000	305,002
Geely Automobile Holdings, Ltd.(d)	480,000	261,192
GF Securities Co., Ltd. Class H(d)	123,800	283,946
GOME Electrical Appliances Holding, Ltd.(d)	1,146,000	135,576
Great Wall Motor Co., Ltd. Class H(d)	283,500	236,292
Guangdong Investment, Ltd.(d)	256,000	392,803
Guangzhou Automobile Group Co., Ltd. Class H(d)	192,000	229,657
Guangzhou R&F Properties Co., Ltd. Class H(d)	89,600	113,589
Haitian International Holdings, Ltd.(d)	46,000	81,987
Haitong Securities Co., Ltd. Class H(d)	277,600	473,006
Hengan International Group Co., Ltd.(d)	66,000	552,382
Huadian Power International Corp., Ltd. Class H(d)	134,000	64,226
Huaneng Power International, Inc. Class H(d)	386,000	240,259
Huaneng Renewables Corp., Ltd. Class H(d)	370,000	123,357
Huatai Securities Co., Ltd. Class H(c)(d)	133,000	285,736
Industrial & Commercial Bank of China, Ltd. Class H(d)	6,607,000	3,684,586
JD.com, Inc. ADR(a)	61,767	1,311,313
Jiangsu Expressway Co., Ltd. Class H(d)	96,000	134,065
Jiangxi Copper Co., Ltd. Class H(d)	104,000	116,716
Kingsoft Corp., Ltd.(d)	66,000	128,238
Kunlun Energy Co., Ltd.(d)	294,000	245,049
Lenovo Group, Ltd.(d)	654,000	397,531
Longfor Properties Co., Ltd.(d)	134,500	175,485
Luye Pharma Group, Ltd.(a)(d)	89,600	55,171
NetEase, Inc. ADR	7,073	1,366,645
New China Life Insurance Co., Ltd. Class H(d)	70,800	253,511
New Oriental Education & Technology Group, Inc. ADR	12,000	502,560
People’s Insurance Co. Group of China, Ltd. Class H(d)	637,000	246,065
PetroChina Co., Ltd. Class H(d)	1,894,000	1,305,442
PICC Property & Casualty Co., Ltd. Class H(d)	414,000	653,820
Ping An Insurance Group Co. of China, Ltd. Class H(d)	467,500	2,071,380
Qihoo 360 Technology Co., Ltd. ADR(a)	8,200	599,010
Qinqin Foodstuffs Group Cayman Co., Ltd.(a)(d)	11,500	16,306
Qunar Cayman Islands, Ltd. ADR(a)	2,600	77,454
Semiconductor Manufacturing International Corp.(a)(d)	2,508,000	202,021
Shandong Weigao Group Medical Polymer Co., Ltd. Class H(d)	176,000	100,396
Shanghai Electric Group Co., Ltd. Class H(d)	238,000	100,390
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H(d)	38,000	93,038
Shanghai Industrial Holdings, Ltd.(d)	46,000	104,698
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B(d)	85,160	133,275
Shanghai Pharmaceuticals Holding Co., Ltd. Class H(d)	55,500	123,067
Shenzhou International Group Holdings, Ltd.(d)	51,000	246,624
Shui On Land, Ltd.(d)	253,500	65,102
Sino-Ocean Group Holding, Ltd.(d)	280,500	122,484
Sinopec Engineering Group Co., Ltd. Class H(d)	96,200	86,545
Sinopec Shanghai Petrochemical Co., Ltd. Class H(d)	276,000	127,712
Sinopharm Group Co., Ltd. Class H(d)	107,600	516,887
Sinotrans, Ltd. Class H(d)	152,000	67,864
SOHO China, Ltd.(d)	170,500	82,760
SouFun Holdings, Ltd. ADR(a)	26,300	132,289
Sunac China Holdings, Ltd.(d)	155,700	97,332
TAL Education Group ADR(a)	3,900	242,034
Tencent Holdings, Ltd.(d)	504,900	11,595,617
Tingyi Cayman Islands Holding Corp.(d)	180,000	171,392
TravelSky Technology, Ltd. Class H(d)	86,000	165,591
Tsingtao Brewery Co., Ltd. Class H(d)	28,000	97,348
Vipshop Holdings, Ltd. ADR(a)	36,388	406,454
Want Want China Holdings, Ltd.(d)	520,000	366,787
Weichai Power Co., Ltd. Class H(d)	81,000	83,401
Yanzhou Coal Mining Co., Ltd. Class H(d)	174,000	113,141
YY, Inc. ADR(a)	2,100	71,127
Zhejiang Expressway Co., Ltd. Class H(d)	114,000	107,554
Zhuzhou CRRC Times Electric Co., Ltd.(d)	50,000	277,063
Zijin Mining Group Co., Ltd. Class H(d)	532,000	178,707
ZTE Corp. Class H(d)	63,200	80,553

		85,689,386

Colombia – 0.5%
Bancolombia SA Preference Shares	41,016	359,260
Cementos Argos SA	37,481	153,583

See accompanying notes to financial statements.

4

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Colombia – (continued)
Corp. Financiera Colombiana SA	6,610	$86,709
Ecopetrol SA	451,863	216,689
Grupo Argos SA	26,778	170,297
Grupo Aval Acciones y Valores SA Preference Shares	325,832	132,170
Grupo de Inversiones Suramericana SA	21,363	281,266
Grupo de Inversiones Suramericana SA Preference Shares	7,946	102,651
Interconexion Electrica SA ESP	30,091	92,476

		1,595,101

Czech Republic – 0.2%
CEZ A/S(d)	14,730	251,376
Komercni banka A/S(d)	6,933	260,031
O2 Czech Republic A/S	4,461	39,710

		551,117

Egypt – 0.1%
Commercial International Bank Egypt SAE(d)	69,397	309,831
Global Telecom Holding SAE(a)	216,126	76,423
Talaat Moustafa Group	49,329	27,109

		413,363

Greece – 0.3%
Alpha Bank AE(a)(d)	126,329	236,966
Eurobank Ergasias SA(a)(d)	147,356	93,380
FF Group(a)	2,409	44,881
Hellenic Telecommunications Organization SA(d)	22,463	205,459
JUMBO SA(a)(d)	7,830	103,121
National Bank of Greece SA(a)(d)	432,466	96,046
OPAP SA(d)	17,634	123,033
Piraeus Bank SA(a)(d)	514,450	96,104
Titan Cement Co. SA	3,787	77,832

		1,076,822

Hong Kong – 0.4%
Alibaba Pictures Group, Ltd.(a)(d)	1,035,900	242,410
China Gas Holdings, Ltd.(d)	158,000	241,851
GCL-Poly Energy Holdings, Ltd.(d)	1,201,000	159,421
Haier Electronics Group Co., Ltd.(d)	116,000	177,542
Nine Dragons Paper Holdings, Ltd.(d)	126,000	96,933
Shimao Property Holdings, Ltd.(d)	112,500	143,182
Sino Biopharmaceutical, Ltd.(d)	404,000	265,160
Sun Art Retail Group, Ltd.(d)	188,500	133,041

		1,459,540

Hungary – 0.3%
MOL Hungarian Oil & Gas PLC(d)	3,356	194,529
OTP Bank PLC(d)	21,505	481,837
Richter Gedeon Nyrt(d)	12,758	254,081

		930,447

India – 4.0%
ACC, Ltd.(d)	1,708	41,180
Adani Ports & Special Economic Zone, Ltd.(d)	37,244	114,713
Ambuja Cements, Ltd.(d)	30,670	116,646
Apollo Hospitals Enterprise, Ltd.(d)	3,540	69,143
Ashok Leyland, Ltd.(d)	38,456	56,377
Asian Paints, Ltd.(d)	12,710	188,129
Aurobindo Pharma, Ltd.(d)	11,768	129,734
Axis Bank, Ltd.(d)	26,231	208,437
Bajaj Auto, Ltd.(d)	3,734	149,672
Bajaj Finance, Ltd.(d)	737	87,340
Bharat Forge, Ltd.(d)	3,418	38,624
Bharat Heavy Electricals, Ltd.(d)	19,617	37,392
Bharat Petroleum Corp., Ltd.(d)	2,851	45,568
Bharti Airtel, Ltd.(d)	43,894	237,344
Bharti Infratel, Ltd.(d)	25,440	130,791
Bosch, Ltd.(d)	339	113,709
Cadila Healthcare, Ltd.(d)	7,713	37,689
Cairn India, Ltd.(d)	17,328	36,313
Cipla, Ltd.(d)	15,517	115,446
Coal India, Ltd.(d)	30,927	143,821
Container Corp. Of India, Ltd.(d)	666	14,121
Dabur India, Ltd.(d)	23,746	108,612
Divi’s Laboratories, Ltd.(d)	2,893	48,158
Dr Reddy’s Laboratories, Ltd.(d)	3,374	170,341
Dr Reddy’s Laboratories, Ltd. ADR	1,788	91,599
Eicher Motors, Ltd.(d)	543	154,526
GAIL India, Ltd.	5,883	33,645
GAIL India, Ltd. GDR	1,438	46,232
GlaxoSmithKline Consumer Healthcare, Ltd.	390	33,860
Glenmark Pharmaceuticals, Ltd.(d)	6,365	75,711
Godrej Consumer Products, Ltd.(d)	5,340	127,192
Havells India, Ltd.(d)	11,665	62,496
HCL Technologies, Ltd.(d)	24,714	267,984
Hero MotoCorp, Ltd.(d)	2,256	105,801
Hindalco Industries, Ltd.(d)	50,740	93,280
Hindustan Unilever, Ltd.(d)	28,284	376,994
Housing Development Finance Corp., Ltd.(d)	64,781	1,205,943
ICICI Bank, Ltd.(d)	23,422	83,778
ICICI Bank, Ltd. ADR	12,741	91,480
Idea Cellular, Ltd.(d)	57,345	90,786
Indiabulls Housing Finance, Ltd.(d)	13,174	131,884
Infosys, Ltd.(d)	67,951	1,180,354
Infosys, Ltd. ADR	11,030	196,886
ITC, Ltd.(d)	97,701	535,773
JSW Steel, Ltd.(d)	3,869	84,491
Larsen & Toubro, Ltd.(d)	7,362	164,128
Larsen & Toubro, Ltd. GDR(d)	6,479	144,373
LIC Housing Finance, Ltd.(d)	13,466	99,162
Lupin, Ltd.(d)	9,707	222,806
Mahindra & Mahindra Financial Services, Ltd.(d)	9,307	46,416
Mahindra & Mahindra, Ltd.(d)	8,431	178,845

See accompanying notes to financial statements.

5

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
India – (continued)
Mahindra & Mahindra, Ltd. GDR(d)	7,826	$166,700
Marico, Ltd.(d)	15,809	62,061
Maruti Suzuki India, Ltd.(d)	4,627	288,502
Motherson Sumi Systems, Ltd.(d)	10,457	45,304
Nestle India, Ltd.(d)	1,045	101,431
NTPC, Ltd.(d)	73,135	169,030
Oil & Natural Gas Corp., Ltd.(d)	38,347	123,441
Piramal Enterprises, Ltd.	2,455	52,432
Power Finance Corp., Ltd.(d)	10,194	25,980
Reliance Industries, Ltd.(d)	44,918	646,932
Reliance Industries, Ltd. GDR(c)	5,573	159,109
Shree Cement, Ltd.(d)	383	82,420
Shriram Transport Finance Co., Ltd.(d)	6,627	118,388
Siemens, Ltd.(d)	2,341	45,695
State Bank of India(d)	34,978	114,202
State Bank of India GDR	3,420	108,414
Sun Pharmaceutical Industries, Ltd.(d)	41,824	475,086
Tata Consultancy Services, Ltd.(d)	20,468	774,184
Tata Motors, Ltd.(a)(b)(d)	17,545	76,438
Tata Motors, Ltd.(a)(b)(d)	56,220	384,241
Tata Motors, Ltd. ADR(a)	2,430	84,248
Tata Power Co., Ltd.(d)	37,080	40,486
Tata Steel, Ltd. GDR(d)	10,534	49,744
Tech Mahindra, Ltd.(d)	10,641	80,430
Titan Co., Ltd.(d)	14,206	85,922
UltraTech Cement, Ltd.(d)	1,249	63,298
United Spirits, Ltd.(a)(d)	2,876	106,107
UPL, Ltd.(d)	13,502	110,718
Vedanta, Ltd.(d)	34,382	67,915
Vedanta, Ltd. ADR	3,228	25,404
Wipro, Ltd.(d)	11,379	94,644
Wipro, Ltd. ADR	12,048	148,913
Yes Bank, Ltd.(d)	4,828	79,182
Zee Entertainment Enterprises, Ltd.(d)	25,533	173,066

		13,595,792

Indonesia – 2.7%
Adaro Energy Tbk PT(d)	1,202,000	78,116
AKR Corporindo Tbk PT(d)	147,500	71,623
Astra International Tbk PT(d)	1,819,600	1,025,821
Bank Central Asia Tbk PT(d)	1,107,500	1,121,408
Bank Danamon Indonesia Tbk PT(d)	278,000	74,696
Bank Mandiri Persero Tbk PT(d)	841,400	608,883
Bank Negara Indonesia Persero Tbk PT(d)	680,100	269,516
Bank Rakyat Indonesia Persero Tbk PT(d)	999,000	822,009
Bumi Serpong Damai Tbk PT(d)	599,500	96,470
Charoen Pokphand Indonesia Tbk PT(d)	677,500	193,942
Global Mediacom Tbk PT(d)	509,500	38,150
Gudang Garam Tbk PT(d)	44,000	230,216
Hanjaya Mandala Sampoerna Tbk PT(d)	850,000	244,707
Indocement Tunggal Prakarsa Tbk PT(d)	135,500	174,258
Indofood CBP Sukses Makmur Tbk PT(d)	96,000	126,203
Indofood Sukses Makmur Tbk PT(d)	401,500	220,913
Jasa Marga Persero Tbk PT(d)	139,500	55,965
Kalbe Farma Tbk PT(d)	1,932,000	224,833
Lippo Karawaci Tbk PT(d)	1,556,500	135,220
Matahari Department Store Tbk PT(d)	212,300	323,568
Media Nusantara Citra Tbk PT(d)	416,000	69,791
Perusahaan Gas Negara Persero Tbk(d)	1,003,500	178,931
Semen Indonesia Persero Tbk PT(d)	272,500	194,096
Summarecon Agung Tbk PT(d)	817,500	113,049
Surya Citra Media Tbk PT(d)	481,500	120,994
Telekomunikasi Indonesia Persero Tbk PT(d)	4,524,500	1,376,559
Tower Bersama Infrastructure Tbk PT(d)	224,500	112,538
Unilever Indonesia Tbk PT(d)	138,100	471,988
United Tractors Tbk PT(d)	154,500	174,317
Waskita Karya Persero Tbk PT(d)	334,000	64,839
XL Axiata Tbk PT(a)(d)	351,500	97,718

		9,111,337

Malaysia – 2.9%
AirAsia Bhd(d)	90,800	58,790
Alliance Financial Group Bhd(d)	83,800	83,895
AMMB Holdings Bhd(d)	166,300	183,534
Astro Malaysia Holdings Bhd	146,400	106,400
Axiata Group Bhd(d)	235,000	328,909
Berjaya Sports Toto Bhd	49,300	37,175
British American Tobacco Malaysia Bhd	11,600	151,636
CIMB Group Holdings Bhd(d)	271,534	295,349
Dialog Group Bhd(d)	292,500	111,973
DiGi.Com Bhd(d)	317,100	376,355
Felda Global Ventures Holdings Bhd(d)	94,100	35,376
Gamuda Bhd	154,800	186,612
Genting Bhd(d)	203,400	414,305
Genting Malaysia Bhd(d)	270,000	298,530
Genting Plantations Bhd	16,300	42,938
HAP Seng Consolidated Bhd	45,900	87,895
Hartalega Holdings Bhd	42,200	45,325
Hong Leong Bank Bhd(d)	59,700	195,829
Hong Leong Financial Group Bhd(d)	19,000	69,333
IHH Healthcare Bhd	260,500	426,467
IJM Corp. Bhd(d)	262,100	227,018
IOI Corp. Bhd(d)	206,800	222,225
IOI Properties Group Bhd	108,800	63,421
Kuala Lumpur Kepong Bhd(d)	39,100	226,136
Lafarge Malaysia Bhd	25,400	49,332
Malayan Banking Bhd(d)	307,987	623,012
Malaysia Airports Holdings Bhd(d)	63,300	96,287
Maxis Bhd(d)	171,300	250,476
MISC Bhd	102,500	189,669

See accompanying notes to financial statements.

6

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Malaysia – (continued)
Petronas Chemicals Group Bhd	217,700	$356,938
Petronas Dagangan Bhd	18,600	107,960
Petronas Gas Bhd(d)	62,800	343,749
PPB Group Bhd(d)	43,600	179,123
Public Bank Bhd(d)	244,100	1,176,185
RHB Capital Bhd(d)	91,510	116,414
SapuraKencana Petroleum Bhd(d)	262,300	96,387
Sime Darby Bhd(d)	229,000	431,447
Telekom Malaysia Bhd(d)	103,800	174,711
Tenaga Nasional Bhd(d)	304,300	1,065,486
UMW Holdings Bhd(d)	40,800	58,147
Westports Holdings Bhd(d)	79,400	82,880
YTL Corp. Bhd(d)	398,400	165,357
YTL Power International Bhd	144,000	50,363

		9,889,349

Mexico – 4.0%
Alfa SAB de CV Class A	254,940	434,314
America Movil SAB de CV Series L	2,817,821	1,716,726
Arca Continental SAB de CV	38,200	271,676
Cemex SAB de CV(a)	1,261,182	773,146
Coca-Cola Femsa SAB de CV Series L	45,100	370,348
El Puerto de Liverpool SAB de CV Series C1	17,300	181,390
Fibra Uno Administracion SA de CV	231,158	488,020
Fomento Economico Mexicano SAB de CV	164,880	1,512,757
Gentera SAB de CV	80,700	143,254
Gruma SAB de CV Class B	19,700	280,830
Grupo Aeroportuario del Pacifico SAB de CV Class B	31,500	320,903
Grupo Aeroportuario del Sureste SAB de CV Class B	18,900	298,438
Grupo Bimbo SAB de CV Series A	148,915	462,826
Grupo Carso SAB de CV Series A1	52,000	221,763
Grupo Comercial Chedraui SA de CV	26,800	66,211
Grupo Financiero Banorte SAB de CV Series O	224,203	1,241,734
Grupo Financiero Inbursa SAB de CV Series O	211,626	356,624
Grupo Financiero Santander Mexico SAB de CV Class B	166,291	299,066
Grupo Lala SAB de CV	47,400	103,565
Grupo Mexico SAB de CV Series B	343,436	797,474
Grupo Televisa SAB Series CPO	219,729	1,135,372
Industrias Penoles SAB de CV	12,675	299,877
Kimberly-Clark de Mexico SAB de CV Class A	138,889	325,142
Mexichem SAB de CV	96,400	201,377
OHL Mexico SAB de CV(a)	65,100	79,041
Promotora y Operadora de Infraestructura SAB de CV	24,200	295,160
Wal-Mart de Mexico SAB de CV	470,594	1,121,819

		13,798,853

Netherlands – 0.4%
Steinhoff International Holdings NV(d)	260,746	1,504,292

Peru – 0.4%
Cia de Minas Buenaventura SAA ADR(a)	17,400	207,930
Credicorp, Ltd.	6,100	941,413
Southern Copper Corp.	7,767	209,554

		1,358,897

Philippines – 1.6%
Aboitiz Equity Ventures, Inc.(d)	176,950	293,820
Aboitiz Power Corp.(d)	118,600	116,420
Alliance Global Group, Inc.(d)	141,500	44,640
Ayala Corp.(d)	22,440	406,052
Ayala Land, Inc.(d)	663,100	550,058
Bank of the Philippine Islands(d)	65,600	135,835
BDO Unibank, Inc.(d)	148,820	355,542
DMCI Holdings, Inc.(d)	374,330	100,723
Energy Development Corp.(d)	793,200	93,617
Globe Telecom, Inc.(d)	2,705	136,740
GT Capital Holdings, Inc.(d)	7,170	220,419
International Container Terminal Services, Inc.(d)	44,590	58,481
JG Summit Holdings, Inc.(d)	258,940	473,048
Jollibee Foods Corp.(d)	39,240	202,372
Megaworld Corp.(d)	1,060,000	105,469
Metro Pacific Investments Corp.(d)	1,206,000	179,594
Metropolitan Bank & Trust Co.(d)	59,490	114,578
Philippine Long Distance Telephone Co.(d)	8,805	402,449
Robinsons Land Corp.(d)	134,400	84,596
Security Bank Corp.(d)	33,330	136,352
SM Investments Corp.(d)	14,600	301,834
SM Prime Holdings, Inc.(d)	750,300	438,327
Universal Robina Corp.(d)	79,160	351,091

		5,302,057

Poland – 1.1%
Alior Bank SA(a)(b)	3,276	43,326
Alior Bank SA(a)(b)(d)	4,212	55,828
Bank Handlowy w Warszawie SA(d)	2,084	37,804
Bank Millennium SA(a)	42,578	50,302
Bank Pekao SA(d)	11,877	412,976
Bank Zachodni WBK SA(d)	2,837	188,939
CCC SA(d)	2,835	114,741
Cyfrowy Polsat SA(a)(d)	15,981	89,038
Enea SA(d)	14,124	35,363
Energa SA(d)	14,307	34,436
Eurocash SA(d)	5,779	67,438
Grupa Azoty SA(d)	3,119	54,305
Grupa Lotos SA(a)(d)	6,417	49,435
KGHM Polska Miedz SA(d)	12,827	215,590
LPP SA(d)	119	152,049
mBank SA(a)(d)	1,134	88,843
Orange Polska SA(d)	53,547	68,766
PGE Polska Grupa Energetyczna SA(d)	76,902	230,690
Polski Koncern Naftowy Orlen SA(d)	28,970	506,784

See accompanying notes to financial statements.

7

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Poland – (continued)
Polskie Gornictwo Naftowe i Gazownictwo SA(d)	162,061	$230,092
Powszechna Kasa Oszczednosci Bank Polski SA(a)(d)	79,084	466,837
Powszechny Zaklad Ubezpieczen SA(d)	50,878	369,239
Synthos SA(a)(d)	38,614	35,229
Tauron Polska Energia SA(d)	88,588	63,649

		3,661,699

Qatar – 0.9%
Barwa Real Estate Co.(d)	9,242	84,012
Commercial Bank QSC(d)	12,619	128,620
Doha Bank QSC(d)	9,939	96,751
Ezdan Holding Group QSC(d)	72,153	356,136
Industries Qatar QSC(d)	13,707	370,167
Masraf Al Rayan QSC(d)	33,387	312,319
Ooredoo QSC	7,361	178,703
Qatar Electricity & Water Co. QSC(d)	2,181	124,621
Qatar Gas Transport Co., Ltd.(d)	25,044	158,486
Qatar Insurance Co. SAQ	10,925	221,122
Qatar Islamic Bank SAQ(d)	4,674	123,420
Qatar National Bank SAQ(d)	18,901	728,291
Vodafone Qatar QSC(d)	31,933	93,017

		2,975,665

Romania – 0.1%
New Europe Property Investments PLC	19,136	219,518

Russia – 3.7%
AK Transneft OAO Preference Shares(a)	141	366,420
Alrosa PAO(a)	167,525	180,645
Gazprom PAO(a)	1,060,968	2,328,308
Lukoil PJSC(a)	38,158	1,602,723
Magnit PJSC(a)	6,031	850,491
MegaFon PJSC GDR GDR(d)	6,698	69,946
MMC Norilsk Nickel PJSC(a)	4,991	664,920
Mobile TeleSystems PJSC GDR ADR	46,770	387,256
Moscow Exchange MICEX-RTS PJSC	125,082	220,136
Novatek OAO(a)	84,050	847,901
PhosAgro OJSC GDR GDR(a)	9,018	133,015
Rosneft PJSC(a)	105,240	543,602
Rostelecom PJSC(a)	84,040	121,066
Rushhydro PJSC(a)	9,671,000	93,112
Sberbank of Russia PJSC(a)	967,814	2,019,338
Severstal PAO(a)	19,200	210,252
Sistema JSFC(a)	262,100	84,012
Sistema JSFC GDR GDR	14,273	107,476
Surgutneftegas OAO(a)	648,700	335,534
Surgutneftegas OAO Preference Share(a)	628,100	377,583
Tatneft PAO(a)	127,640	653,611
VTB Bank PJSC(a)	468,360,000	501,145

		12,698,492

South Africa – 6.7%
Anglo American Platinum, Ltd.(a)(d)	4,108	103,283
AngloGold Ashanti, Ltd.(a)(d)	36,598	664,651
Aspen Pharmacare Holdings, Ltd.(a)(d)	30,822	764,658
Barclays Africa Group, Ltd.(d)	38,424	379,005
Bid Corp., Ltd.(a)	21,163	398,838
Bidvest Group, Ltd.(d)	29,051	275,622
Brait SE(a)(d)	30,816	295,414
Capitec Bank Holdings, Ltd.(d)	3,309	134,989
Coronation Fund Managers, Ltd.(d)	17,590	80,244
Discovery, Ltd.(d)	32,479	272,856
Exxaro Resources, Ltd.(d)	11,848	54,896
FirstRand, Ltd.(d)	302,725	929,119
Fortress Income Fund, Ltd.(d)	61,809	152,057
Fortress Income Fund, Ltd. Class A(d)	77,880	84,143
Foschini Group, Ltd.(d)	18,849	178,964
Gold Fields, Ltd.(d)	70,678	345,065
Growthpoint Properties, Ltd. REIT(d)	186,207	327,156
Hyprop Investments, Ltd.(d)	22,361	197,972
Impala Platinum Holdings, Ltd.(a)(d)	57,534	186,421
Imperial Holdings, Ltd.(d)	14,116	144,966
Investec, Ltd.(d)	19,443	119,877
Liberty Holdings, Ltd.(d)	7,969	65,408
Life Healthcare Group Holdings, Ltd.(d)	88,144	218,092
Massmart Holdings, Ltd.(d)	9,017	77,461
MMI Holdings, Ltd.(d)	86,316	133,919
Mondi, Ltd.	10,862	198,861
Mr. Price Group, Ltd.(d)	21,926	309,812
MTN Group, Ltd.(d)	149,089	1,457,116
Naspers, Ltd. Class N(d)	39,199	6,019,413
Nedbank Group, Ltd.(d)	18,090	230,940
Netcare, Ltd.(d)	87,391	186,634
Pick n Pay Stores, Ltd.(d)	18,869	92,395
Pioneer Foods Group, Ltd.(d)	10,294	121,476
PSG Group, Ltd.(d)	7,672	101,948
Rand Merchant Investment Holdings, Ltd.(d)	61,674	173,929
Redefine Properties, Ltd. REIT(d)	397,200	306,602
Remgro, Ltd.(d)	43,327	756,076
Resilient REIT, Ltd.(d)	26,437	238,205
RMB Holdings, Ltd.(d)	64,497	248,595
Sanlam, Ltd.(d)	127,210	528,509
Sappi, Ltd.(a)(d)	49,555	232,007
Sasol, Ltd.(d)	49,710	1,352,464
Shoprite Holdings, Ltd.(d)	38,879	442,836
Sibanye Gold, Ltd.(d)	67,061	229,626
SPAR Group, Ltd.	16,928	233,490
Standard Bank Group, Ltd.(d)	116,387	1,019,409
Telkom SA SOC, Ltd.(d)	19,632	89,085
Tiger Brands, Ltd.(d)	14,813	367,006
Truworths International, Ltd.(d)	40,492	236,976
Tsogo Sun Holdings, Ltd.(d)	26,657	48,530
Vodacom Group, Ltd.(d)	33,726	386,474
Woolworths Holdings, Ltd.(d)	90,847	523,143

		22,716,633

See accompanying notes to financial statements.

8

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
South Korea – 14.4%
Amorepacific Corp.(d)	2,889	$1,089,122
Amorepacific Corp. Preference Shares(d)	830	179,191
AMOREPACIFIC Group(d)	2,533	371,702
BGF retail Co., Ltd.(d)	810	150,818
BNK Financial Group, Inc.(d)	20,630	145,387
Celltrion, Inc.(a)(d)	6,793	571,061
Cheil Worldwide, Inc.(d)	4,880	72,028
CJ CheilJedang Corp.(d)	721	244,191
CJ Corp.(d)	1,331	234,994
CJ E&M Corp.(d)	1,604	97,039
CJ Korea Express Corp.(a)(d)	577	109,097
Coway Co., Ltd.(d)	4,887	444,974
Daelim Industrial Co., Ltd.(d)	2,566	171,174
Daewoo Engineering & Construction Co., Ltd.(a)(d)	7,580	37,228
DGB Financial Group, Inc.(d)	13,890	105,179
Dongbu Insurance Co., Ltd.(d)	4,512	271,580
Dongsuh Cos., Inc.(d)	2,865	83,349
Doosan Heavy Industries & Construction Co., Ltd.(d)	3,715	68,955
E-MART, Inc.(d)	1,778	268,305
GS Engineering & Construction Corp.(a)(d)	4,084	99,681
GS Holdings Corp.(d)	4,691	194,809
GS Retail Co., Ltd.(d)	2,240	106,514
Hana Financial Group, Inc.(d)	26,719	543,221
Hankook Tire Co., Ltd.(d)	6,760	300,755
Hanmi Pharm Co., Ltd.(d)	475	293,977
Hanmi Science Co., Ltd.(d)	931	125,171
Hanon Systems(d)	14,830	135,723
Hanssem Co., Ltd.(d)	860	119,777
Hanwha Chemical Corp.(d)	9,660	201,839
Hanwha Corp.(d)	3,610	112,149
Hanwha Life Insurance Co., Ltd.(d)	18,070	91,053
Hotel Shilla Co., Ltd.(d)	3,070	182,146
Hyosung Corp.(d)	1,931	211,356
Hyundai Department Store Co., Ltd.(d)	1,195	134,439
Hyundai Development Co-Engineering & Construction(d)	5,200	180,402
Hyundai Engineering & Construction Co., Ltd.(d)	6,646	194,441
Hyundai Glovis Co., Ltd.(d)	1,710	256,149
Hyundai Heavy Industries Co., Ltd.(a)(d)	3,793	351,173
Hyundai Marine & Fire Insurance Co., Ltd.(d)	4,930	125,713
Hyundai Mobis Co., Ltd.(d)	6,116	1,345,540
Hyundai Motor Co.(d)	12,847	1,519,689
Hyundai Motor Co. Preference Shares(b)(d)	3,422	287,408
Hyundai Motor Co. Preference Shares(b)(d)	1,859	153,171
Hyundai Steel Co.(d)	7,288	293,246
Hyundai Wia Corp.(d)	1,313	102,360
Industrial Bank of Korea(d)	22,900	223,126
Kakao Corp.(d)	2,771	225,480
Kangwon Land, Inc.(d)	10,659	386,762
KB Financial Group, Inc.(d)	34,732	987,637
KCC Corp.(d)	535	177,949
KEPCO Plant Service & Engineering Co., Ltd.(d)	1,810	102,332
Kia Motors Corp.(d)	23,696	892,851
Korea Aerospace Industries, Ltd.(d)	5,312	340,565
Korea Electric Power Corp.(d)	23,067	1,210,832
Korea Gas Corp.(d)	2,270	78,922
Korea Investment Holdings Co., Ltd.(d)	3,090	113,919
Korea Zinc Co., Ltd.(d)	771	341,899
Korean Air Lines Co., Ltd.(a)(d)	3,096	70,031
KT Corp.(d)	2,630	67,925
KT&G Corp.(d)	10,482	1,241,435
Kumho Petrochemical Co., Ltd.(d)	1,537	80,305
LG Chem, Ltd.(d)	4,173	952,982
LG Chem, Ltd. Preference Shares(d)	615	102,660
LG Corp.(d)	8,579	477,094
LG Display Co., Ltd.(d)	21,026	486,826
LG Electronics, Inc.(d)	9,621	453,117
LG Household & Health Care, Ltd.(d)	843	823,236
LG Household & Health Care, Ltd. Preference Shares(d)	200	115,167
LG Innotek Co., Ltd.(d)	1,168	80,543
LG Uplus Corp.(d)	19,680	186,914
Lotte Chemical Corp.(d)	1,401	348,691
Lotte Chilsung Beverage Co., Ltd.(d)	59	91,722
Lotte Confectionery Co., Ltd.	537	91,143
Lotte Shopping Co., Ltd.(d)	1,014	179,359
Mirae Asset Daewoo Co., Ltd.(d)	13,820	94,507
Mirae Asset Securities Co., Ltd.(d)	5,890	119,078
NAVER Corp.(d)	2,514	1,557,462
NCSoft Corp.(d)	1,594	328,226
NH Investment & Securities Co., Ltd.(d)	11,730	94,123
OCI Co., Ltd.(a)(d)	1,325	105,037
Orion Corp.(d)	327	268,410
Ottogi Corp.(d)	100	71,777
Paradise Co., Ltd.(d)	3,312	43,897
POSCO(d)	6,267	1,110,202
Posco Daewoo Corp.(d)	3,750	82,373
S-1 Corp.	1,514	141,956
S-Oil Corp.(d)	4,103	271,902
Samsung C&T Corp.(d)	6,834	735,736
Samsung Card Co., Ltd.(d)	3,246	117,628
Samsung Electro-Mechanics Co., Ltd.(d)	5,126	224,601
Samsung Electronics Co., Ltd.(d)	9,087	11,316,506
Samsung Electronics Co., Ltd. Preference Shares(d)	1,647	1,699,024
Samsung Fire & Marine Insurance Co., Ltd.(d)	2,988	686,283
Samsung Heavy Industries Co., Ltd.(a)(d)	12,070	97,156
Samsung Life Insurance Co., Ltd.(d)	6,318	552,891
Samsung SDI Co., Ltd.(d)	4,976	471,125

See accompanying notes to financial statements.

9

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
South Korea – (continued)
Samsung SDS Co., Ltd.(d)	3,156	$395,266
Samsung Securities Co., Ltd.(d)	5,292	164,213
Shinhan Financial Group Co., Ltd.(d)	38,328	1,259,803
Shinsegae Co., Ltd.(d)	690	117,418
SK Holdings Co., Ltd.(d)	4,119	728,029
SK Hynix, Inc.(d)	52,270	1,487,446
SK Innovation Co., Ltd.(d)	5,830	718,339
SK Networks Co., Ltd.(d)	8,080	41,912
SK Telecom Co., Ltd.(d)	1,832	344,172
Woori Bank(d)	27,810	231,222
Yuhan Corp.(d)	717	191,603

		49,178,023

Taiwan – 11.9%
Acer, Inc.(a)(d)	273,000	128,959
Advanced Semiconductor Engineering, Inc.(d)	570,000	648,486
Advantech Co., Ltd.(d)	29,000	221,133
Asia Cement Corp.(d)	216,000	187,765
Asia Pacific Telecom Co., Ltd.(a)(d)	137,000	45,744
Asustek Computer, Inc.(d)	64,000	529,718
AU Optronics Corp.(d)	791,000	273,834
Casetek Holdings, Ltd.(d)	10,000	35,259
Catcher Technology Co., Ltd.(d)	59,000	439,914
Cathay Financial Holding Co., Ltd.(d)	735,000	805,615
Chailease Holding Co., Ltd.(d)	81,000	132,061
Chang Hwa Commercial Bank, Ltd.(d)	426,000	222,434
Cheng Shin Rubber Industry Co., Ltd.(d)	176,000	371,083
Chicony Electronics Co., Ltd.(d)	41,000	92,787
China Airlines, Ltd.(a)(d)	179,000	53,875
China Development Financial Holding Corp.(d)	1,238,000	300,271
China Life Insurance Co., Ltd.(d)	305,000	237,435
China Steel Corp.(d)	1,063,000	692,625
Chunghwa Telecom Co., Ltd.(d)	341,000	1,233,283
Compal Electronics, Inc.(d)	388,000	245,451
CTBC Financial Holding Co., Ltd.(d)	1,463,000	769,484
Delta Electronics, Inc.(d)	175,000	853,881
E.Sun Financial Holding Co., Ltd.(d)	649,000	384,472
Eclat Textile Co., Ltd.(d)	17,206	166,861
Eva Airways Corp.(a)(d)	159,000	72,596
Evergreen Marine Corp. Taiwan, Ltd.(d)	150,000	55,854
Far Eastern New Century Corp.(d)	262,000	196,066
Far EasTone Telecommunications Co., Ltd.(d)	145,000	351,102
Feng TAY Enterprise Co., Ltd.(d)	24,000	99,783
First Financial Holding Co., Ltd.(d)	830,000	436,455
Formosa Chemicals & Fibre Corp.(d)	290,000	732,167
Formosa Petrochemical Corp.(d)	104,000	283,559
Formosa Plastics Corp.(d)	372,000	902,141
Formosa Taffeta Co., Ltd.(d)	52,000	50,352
Foxconn Technology Co., Ltd.(d)	83,000	196,063
Fubon Financial Holding Co., Ltd.(d)	599,000	706,239
Giant Manufacturing Co., Ltd.(d)	26,000	162,191
Hermes Microvision, Inc.(d)	5,000	207,321
Highwealth Construction Corp.(d)	82,000	135,659
Hiwin Technologies Corp.(d)	19,000	88,365
Hon Hai Precision Industry Co., Ltd.(d)	1,261,000	3,248,694
Hotai Motor Co., Ltd.(d)	22,000	216,823
HTC Corp.(d)	61,000	197,477
Hua Nan Financial Holdings Co., Ltd.(d)	630,000	327,374
Innolux Corp.(d)	818,000	276,391
Inotera Memories, Inc.(a)(d)	241,000	188,737
Inventec Corp.(d)	232,000	165,882
Largan Precision Co., Ltd.(d)	9,000	832,349
Lite-On Technology Corp.(d)	192,000	264,440
MediaTek, Inc.(d)	134,000	1,023,968
Mega Financial Holding Co., Ltd.(d)	980,000	741,244
Merida Industry Co., Ltd.(d)	15,000	63,510
Nan Ya Plastics Corp.(d)	428,000	815,350
Nanya Technology Corp.(d)	48,000	59,082
Nien Made Enterprise Co., Ltd.(a)(d)	14,000	127,726
Novatek Microelectronics Corp.(d)	53,000	198,638
OBI Pharma, Inc.(a)(d)	9,000	143,236
Pegatron Corp.(d)	177,000	375,935
Phison Electronics Corp.(d)	12,000	104,013
Pou Chen Corp.(d)	201,000	270,548
Powertech Technology, Inc.(d)	53,000	118,337
President Chain Store Corp.(d)	52,000	406,294
Quanta Computer, Inc.(d)	244,000	464,962
Realtek Semiconductor Corp.(d)	38,000	118,517
Ruentex Development Co., Ltd.(d)	59,000	69,013
Ruentex Industries, Ltd.(d)	48,000	72,458
Shin Kong Financial Holding Co., Ltd.(d)	648,000	127,556
Siliconware Precision Industries Co., Ltd.(d)	198,000	301,944
Simplo Technology Co., Ltd.(d)	23,000	80,949
SinoPac Financial Holdings Co., Ltd.(d)	881,000	261,455
Standard Foods Corp.(d)	30,000	73,827
Synnex Technology International Corp.(d)	114,000	123,683
TaiMed Biologics, Inc.(a)(d)	12,000	80,890
Taishin Financial Holding Co., Ltd.(d)	726,000	280,685
Taiwan Business Bank(a)(d)	304,000	77,412
Taiwan Cement Corp.(d)	302,000	302,057
Taiwan Cooperative Financial Holding Co., Ltd.(d)	655,000	289,496
Taiwan Fertilizer Co., Ltd.(d)	55,000	73,427
Taiwan Mobile Co., Ltd.(d)	151,000	527,782
Taiwan Semiconductor Manufacturing Co., Ltd.(d)	2,204,000	11,107,491

See accompanying notes to financial statements.

10

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Taiwan – (continued)
Teco Electric and Machinery Co., Ltd.(d)	151,000	$127,694
Transcend Information, Inc.(d)	14,000	42,576
Uni-President Enterprises Corp.(d)	435,000	859,143
United Microelectronics Corp.(d)	1,097,000	430,223
Vanguard International Semiconductor Corp.(d)	84,000	138,848
Wistron Corp.(d)	196,000	137,109
WPG Holdings, Ltd.(d)	118,000	137,813
Yuanta Financial Holding Co., Ltd.(d)	874,000	283,802
Yulon Motor Co., Ltd.(d)	73,000	62,311
Zhen Ding Technology Holding, Ltd.(d)	33,000	59,716

		40,627,230

Thailand – 2.2%
Advanced Info Service PCL(d)	79,600	357,905
Advanced Info Service PCL NVDR	14,600	65,646
Airports of Thailand PCL(d)	33,800	375,128
Airports of Thailand PCL NVDR	4,600	51,053
Bangkok Bank PCL(d)	12,400	57,409
Bangkok Bank PCL NVDR(d)	7,700	34,858
Bangkok Dusit Medical Services PCL(b)	54,700	37,203
Bangkok Dusit Medical Services PCL(b)(d)	298,900	203,293
Bangkok Expressway & Metro PCL(d)	560,899	110,137
Banpu PCL(d)	102,450	42,858
BEC World PCL(d)	71,700	46,521
BTS Group Holdings PCL(d)	462,784	126,429
Bumrungrad Hospital PCL(b)	5,000	25,968
Bumrungrad Hospital PCL(b)(d)	27,900	144,899
Central Pattana PCL(d)	109,400	186,017
Central Pattana PCL NVDR	12,700	21,594
Charoen Pokphand Foods PCL(d)	200,900	164,368
Charoen Pokphand Foods PCL NVDR	47,700	39,026
CP ALL PCL(d)	390,100	557,841
CP ALL PCL NVDR	55,300	79,079
Delta Electronics Thailand PCL(d)	34,600	67,201
Delta Electronics Thailand PCL NVDR	12,600	24,472
Electricity Generating PCL(d)	9,000	48,022
Energy Absolute PCL(d)	76,800	46,552
Glow Energy PCL(d)	41,300	100,782
Home Product Center PCL(d)	326,300	91,929
Indorama Ventures PCL(d)	116,400	96,061
IRPC PCL(d)	825,500	111,821
Kasikornbank PCL NVDR(d)	158,300	768,689
Krung Thai Bank PCL(d)	263,300	122,134
Krung Thai Bank PCL NVDR	59,500	27,716
Minor International PCL(d)	160,200	183,496
Minor International PCL NVDR	37,100	42,495
PTT Exploration & Production PCL(b)(d)	111,200	265,026
PTT Exploration & Production PCL(b)	15,200	36,226
PTT Global Chemical PCL(d)	163,600	275,848
PTT Global Chemical PCL NVDR	24,800	41,816
PTT PCL(d)	77,800	692,982
PTT PCL NVDR	12,200	108,668
Robinson Department Store PCL(d)	34,900	67,287
Robinson Department Store PCL NVDR	12,400	23,998
Siam Cement PCL(d)	30,450	413,564
Siam Cement PCL NVDR	6,700	90,757
Siam Commercial Bank PCL(d)	123,500	488,517
Siam Commercial Bank PCL NVDR	17,400	68,828
Thai Oil PCL(b)(d)	65,600	112,009
Thai Oil PCL(b)	16,600	28,344
Thai Union Group PCL(d)	154,400	96,665
TMB Bank PCL(d)	892,900	54,885
True Corp. PCL(d)	904,037	185,232

		7,509,254

Turkey – 1.3%
Akbank TAS(d)	198,488	569,058
Anadolu Efes Biracilik Ve Malt Sanayii A/S	16,443	111,216
Arcelik A/S(d)	18,695	123,131
BIM Birlesik Magazalar A/S(d)	19,256	375,647
Coca-Cola Icecek A/S(d)	5,353	65,409
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S(d)	174,919	174,265
Eregli Demir ve Celik Fabrikalari TAS(d)	128,672	182,072
Ford Otomotiv Sanayi A/S(d)	5,804	61,791
Haci Omer Sabanci Holding A/S(d)	83,626	274,526
KOC Holding A/S(d)	57,776	264,302
Petkim Petrokimya Holding A/S(d)	50,126	66,998
TAV Havalimanlari Holding A/S(d)	13,461	57,827
Tofas Turk Otomobil Fabrikasi A/S(d)	10,273	84,494
Tupras Turkiye Petrol Rafinerileri A/S(d)	11,425	253,708
Turk Hava Yollari AO(a)(d)	44,532	88,736
Turk Telekomunikasyon A/S(d)	35,365	74,565
Turkcell Iletisim Hizmetleri A/S(d)	80,068	294,458
Turkiye Garanti Bankasi A/S(d)	208,436	550,732
Turkiye Halk Bankasi A/S(d)	57,517	171,229
Turkiye Is Bankasi(d)	144,015	228,845
Turkiye Sise ve Cam Fabrikalari A/S(d)	55,175	68,241
Turkiye Vakiflar Bankasi TAO Class D(d)	61,703	96,927
Ulker Biskuvi Sanayi A/S(d)	14,465	105,735
Yapi ve Kredi Bankasi A/S(a)(d)	71,507	99,169

		4,443,081

See accompanying notes to financial statements.

11

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
United Arab Emirates – 0.8%
Abu Dhabi Commercial Bank PJSC(d)	178,149	$294,582
Aldar Properties PJSC(d)	288,000	212,335
Arabtec Holding PJSC(a)(d)	158,203	59,075
DP World, Ltd.(d)	15,138	251,621
Dubai Financial Market PJSC(d)	168,064	58,048
Dubai Islamic Bank PJSC(d)	97,733	136,571
Emaar Malls Group PJSC(d)	156,232	120,307
Emaar Properties PJSC(d)	316,703	538,660
Emirates Telecommunications Group Co. PJSC	156,514	807,476
First Gulf Bank PJSC(d)	81,983	281,830
National Bank of Abu Dhabi PJSC(d)	53,543	141,132

		2,901,637

TOTAL COMMON STOCKS (Cost $305,912,672)		321,578,225

WARRANTS – 0.0%(e)
Thailand – 0.0%(e)
Banpu PCL (expiring 6/5/17)(a)(d) (Cost $0)	38,050	10,503

RIGHTS – 0.0%(e)
Chile – 0.0%(e)
Empresa Nacional de Telecomunicaciones SA (expiring 7/22/16)(a) (Cost $0)	2,653	2,565

SHORT-TERM INVESTMENT – 4.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.47%(f)(g) (Cost $15,122,907)	15,122,907	15,122,907

TOTAL INVESTMENTS – 98.8% (Cost $321,035,579)		336,714,200
Other Assets In Excess of liabilities – 1.2%		3,952,298

NET ASSETS – 100.0%		$340,666,498

(a)	Non-income producing security.

(b)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.

(c)

Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.3% of net assets as of June 30, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(d)

Security is fair valued at year end by applying factors provided by independent third party in accordance with Fund’s valuation policy and procedures. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy. Total market value of such securities represent 239,740,283 and 70.4% of net assets of the Fund at June 30, 2016.

(e)	Amount shown represents less than 0.05% of net assets.

(f)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2016 are shown in the Affiliate Table below.

(g)	The rate shown is the annualized seven-day yield at June 30, 2016.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust

At June 30, 2016, open forward foreign currency contracts were as follows:

Counterparty	Amount Sold		Amount Bought		Settlement Date	Net Unrealized Appreciation/ (Depreciation)
HSBC Bank USA	USD	6,000,708	KRW	6,916,656,000	07/08/2016	$(2,706)
HSBC Bank USA	USD	3,348,816	INR	226,536,000	07/08/2016	10,890
HSBC Bank USA	INR	226,536,000	USD	3,356,536	07/08/2016	2,276
HSBC Bank USA	KRW	6,916,656,000	USD	6,026,904	07/08/2016	27,549
Standard Chartered Bank	USD	4,721,550	TWD	152,270,000	07/08/2016	4,770
Standard Chartered Bank	TWD	152,270,000	USD	4,725,947	07/08/2016	2,011

Total						$44,790

See accompanying notes to financial statements.

12

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

During the period ended June 30, 2016, average notional value related to foreign currency exchange contracts was $23,634,118 or 7% of net assets.

INR	— Indian rupee
KRW	— South Korean won
TWD	— New Taiwan dollar
USD	— U.S. dollar

At June 30, 2016, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation
Mini MSCI Emerging Markets (long)	09/16/2016	124	$5,175,140	$187,317

During the period ended June 30, 2016, average notional value related to futures contracts was $5,612,166 or 2% of net assets.

OTC Total Return Swap

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Underlying Instrument	Notional Amount	Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation
Pay	3M LIBOR	1.341%	12/16/2016	Bank of America N.A.	MSCI India Net TR Index	14,509,245	$58,258	$–	$10,578

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Common Stocks
Brazil	$24,252,306	$–	$–	$24,252,306
Chile	4,118,334	–	–	4,118,334
China	17,347,260	68,342,126	–	85,689,386
Colombia	1,595,101	–	–	1,595,101
Czech Republic	39,710	511,407	–	551,117
Egypt	103,532	309,831	–	413,363
Greece	122,713	954,109	–	1,076,822
Hong Kong	–	1,459,540	–	1,459,540
Hungary	–	930,447	–	930,447
India	1,072,222	12,523,570	–	13,595,792
Indonesia	–	9,111,337	–	9,111,337
Malaysia	1,902,131	7,987,218	–	9,889,349
Mexico	13,798,853	–	–	13,798,853
Netherlands	–	1,504,292	–	1,504,292
Peru	1,358,897	–	–	1,358,897
Philippines	–	5,302,057	–	5,302,057
Poland	93,628	3,568,071	–	3,661,699
Qatar	399,825	2,575,840	–	2,975,665
Romania	219,518	–	–	219,518
Russia	12,628,546	69,946	–	12,698,492
South Africa	831,189	21,885,444	–	22,716,633
South Korea	233,099	48,944,924	–	49,178,023
Taiwan	–	40,627,230	–	40,627,230
Thailand	812,889	6,696,365	–	7,509,254
Turkey	111,216	4,331,865	–	4,443,081
United Arab Emirates	807,476	2,094,161	–	2,901,637
Warrants
Thailand	–	10,503	–	10,503

See accompanying notes to financial statements.

13

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Rights
Chile	$2,565	$–	$–	$2,565
Short-Term Investment	15,122,907	–	–	15,122,907

Total Investments	$96,973,917	$239,740,283	$–	$336,714,200

Other Financial Instruments:
Forward Foreign Currency Exchange Contracts(a)	–	47,496	–	47,496
Futures Contracts(b)	187,317	–	–	187,317
Total Return Swaps(c)	–	10,578	–	10,578

Total Investments And Other Financial Instruments	$97,161,234	$239,798,357	$–	$336,959,591

Liabilities:
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts(a)	$–	$(2,706)	$–	$(2,706)

Total Other Financial Instruments	$–	$(2,706)	$–	$(2,706)

(a)	Forward Foreign Currency Exchange Contracts are valued at unrealized appreciation (depreciation).

(b)	Futures Contracts are valued at unrealized appreciation (depreciation).

(c)	Total Return Swap Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of Shares Held at 12/31/15	Value at 12/31/15	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/16	Value at 6/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	15,604,398	$15,604,398	98,943,970	99,425,461	15,122,907	$15,122,907	$38,072	$–

See accompanying notes to financial statements.

14

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Statement of Assets and Liabilities

June 30, 2016 (Unaudited)

Assets
Investments in unaffiliated issuers, at value (Note 2)	$321,591,293
Investments in affiliated issuers, at value (Note 2)	15,122,907

Total Investments	336,714,200
Foreign currency, at value	1,172,554
Cash at broker for futures contracts	639,000
Receivable from broker – variation margin on open futures contracts	722,735
Receivable for investments sold	974
Receivable for fund shares sold	41,080,000
Unrealized appreciation on forward foreign currency contracts	47,496
Unrealized appreciation on swap contracts	10,578
Dividends and interest receivable – unaffiliated issuers (Note 2)	1,699,118
Dividends receivable – affiliated issuers (Note 2)	6,547
Receivable from Adviser (Note 4)	375,330
Receivable for foreign taxes recoverable	8,820

Total assets	382,477,352

Liabilities
Due to custodian	360,000
Payable for investments purchased	40,804,193
Unrealized depreciation on forward foreign currency contracts	2,706
Payable for fund shares repurchased	210,000
Deferred foreign taxes payable	160,738
Advisory fee payable (Note 4)	33,597
Custodian fees payable (Note 4)	162,505
Administration fees payable (Note 4)	23,814
Transfer agent fees payable (Note 4)	10,644
Registration and filing fees payable	11,677
Professional fees payable	16,798
Printing and postage fees payable	8,828
Accrued expenses and other liabilities	5,354

Total liabilities	41,810,854

Net assets	$340,666,498

Net Assets Consist of:
Paid-in Capital	$323,829,602
Undistributed (distribution in excess of) net investment income (loss)	2,988,639
Accumulated net realized gain (loss) on investments, foreign currency transactions, and futures contracts	(1,926,374)
Net unrealized appreciation (depreciation) on:
Investments**	15,517,883
Foreign currency transactions	58,853
Futures contracts	187,317
Swap contracts	10,578

Net assets	$340,666,498

Class K
Net Assets	$340,666,498
Shares outstanding	31,878,986

Net asset value, offering and redemption price per share	$10.69

Cost of Investments:
Investments in unaffiliated issuers	$305,912,672
Investments in affiliated issuers	15,122,907

Total cost of investments	$321,035,579

Foreign currency, at cost	$1,162,513

** Includes deferred foreign taxes	$160,738

See accompanying notes to financial statements.

15

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Statement of Operations

For the Six Months Ended June 30, 2016 (Unaudited)

Investment Income
Interest income	$417
Dividend income – unaffiliated issuers (Note 2)	3,633,933
Dividend income – affiliated issuers (Note 2)	38,072
Foreign taxes withheld	(395,675)

Total Investment Income (Loss)	3,276,747

Expenses
Advisory fee (Note 4)	160,919
Administration fees (Note 4)	57,471
Custodian fees (Note 4)	644,832
Trustees’ fees and expenses (Note 5)	7,676
Transfer agent fees (Note 4)	13,236
Registration and filing fees	25,947
Professional fees	17,031
Printing and postage fees	15,700
Miscellaneous expenses	11,442

Total Expenses	954,254

Expenses waived/reimbursed by the Adviser (Note 4)	(756,672)

Net Expenses	197,582

Net Investment Income (Loss)	3,079,165

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions – unaffiliated issuers**	(3,148,334)
Foreign currency and forward foreign currency contract transactions	(58,733)
Futures contracts	859,582
Swap contracts	416,596

Net realized gain (loss)	(1,930,889)

Net change in unrealized appreciation/depreciation on:
Investment transactions – unaffiliated issuers***	15,908,277
Foreign currency and forward foreign currency contract transactions	61,306
Futures contracts	192,614
Swap contracts	(387,113)

Net change in unrealized appreciation/depreciation	15,775,084

Net Realized and Unrealized Gain (Loss)	13,844,195

Net Increase (decrease) in Net Assets From Operations	$16,923,360

** Includes foreign capital gain taxes	$(8,212)

*** Includes foreign deferred taxes	$(160,738)

See accompanying notes to financial statements.

16

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Statement of Changes in Net Assets

	Six Months Ended 6/30/16 (Unaudited)	For the Period 12/18/15*– 12/31/15
Increase (decrease) in Net Assets From Operations:
Net investment income (loss)	$3,079,165	$404,988
Net realized gain (loss) on investments, foreign currency transactions, futures contracts and swap contracts	(1,930,889)	(90,505)
Net change in unrealized appreciation/depreciation investments, foreign currency transactions, futures contracts and swap contracts	15,775,084	(453)

Net increase (decrease) in net assets resulting from operations	16,923,360	314,030

Net investment income	–	(400,494)

From Beneficial Interest Transactions:
Class K
Shares sold	214,553,263	165,493,458
Reinvestment of distributions	–	400,494
Shares redeemed	(56,617,613)	–

Net increase (decrease) from capital share transactions	157,935,650	165,893,952

Net increase (decrease) in net assets from beneficial interest transactions	157,935,650	165,893,952

Net increase (decrease) in net assets during the period	174,859,010	165,807,488

Net assets at beginning of period	165,807,488	–

Net Assets at End of Period	$340,666,498	$165,807,488

Undistributed (distribution in excess of) net investment income (loss)	$2,988,639	$(90,526)

Shares of Beneficial Interest:
Class K
Shares sold	21,183,885	16,549,346
Reinvestment of distributions	–	40,049
Shares redeemed	(5,894,294)	–

Net increase (decrease) from share transactions	15,289,591	16,589,395

*	Inception date.

See accompanying notes to financial statements.

17

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Financial Highlights

Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/16 (Unaudited)		For the Period 12/21/15 * – 12/31/15
Net asset value, beginning of period	$9.99		$10.00

Income (loss) from investment operations
Net investment income (loss)(a)	0.13		0.02
Net realized and unrealized gain (loss)	0.57		(0.01)

Total from investment operations	0.70		0.01

Distributions to shareholders from:
Net investment income	–		(0.02)

Net asset value, end of period	$10.69		$9.99

Total return(b)	6.91%		0.14%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$340,666		$165,807
Ratios to average net assets:
Total expenses	0.83	%(c)	0.83	%(c)
Net expenses	0.17	%(c)	0.17	%(c)
Net investment income (loss)	2.68	%(c)	8.03	%(c)
Portfolio turnover rate	17	%(d)	0	%(d)(e)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	Annualized.

(d)	Not annualized.

(e)	Amount is less than 0.5%

See accompanying notes to financial statements.

18

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Notes to Financial Statements

June 30, 2016 (Unaudited)

1.	Organization

State Street Institutional Investment Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company that was organized as a Massachusetts business trust on February 16, 2000.

As of June 30, 2016, the Trust consists of fifty-one (51) series and corresponding classes, each of which have the same rights and privileges, including voting rights. State Street Emerging Markets Equity Index Fund (the “Fund”) is authorized to issue an unlimited number of shares with no par value. The financial statements herein relate only to:

Fund	Classes	Commencement of Operations	Diversification Classification
State Street Emerging Markets Equity Index Fund	Class K	December 21, 2015	Diversified

The State Street Emerging Markets Equity Index Fund was formed on December 18, 2015, and commenced operations on December 21, 2015.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for determining the fair value of investments.

19

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

Valuation techniques used to value the Fund’s investments by major category are as follows:

•

Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no prices are obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit.

•

Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with valuation policy and procedures approved by the Board.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

•

Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event the advisor is unable to obtain an independent, third-party valuation on the settlement date of the swap agreements, the agreements will be fair valued.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

A “significant event” is an event that the Trustee believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Trustee. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy. At June 30, 2016, the independent fair value service was used for certain foreign securities in the Fund’s portfolio, and these securities were classified within Level 2 of the fair value hierarchy.

20

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying benchmark. Various inputs are used in determining the value of the Fund’s investments.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2016, is disclosed in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Fund had transfers from Level 1 to Level 2 during the period ended June 30, 2016, in the amount of $27,541,471. At June 30, 2016, these investments applied factor prices provided by an independent third party in accordance with the Fund’s valuation policy and procedures. At prior period ended December 31, 2015, these investments were valued at exchange closing prices in accordance with Fund’s valuation policy.

The Fund had transfers from Level 2 to Level 1 during the period ended June 30, 2016, in the amount of $2,827,305. At June 30, 2016, these investments were valued at exchange closing prices in accordance with Fund’s valuation policy. At prior period ended December 31, 2015, these investments applied factor prices provided by an independent third party in accordance with the Fund’s valuation policy and procedures.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are

21

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.

Expenses

Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. Class specific expenses are borne by each class.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Foreign Taxes

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.(the “Adviser” or “SSGA FM”)’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2016, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.

Distributions

Dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and gains to be distributed are determined in accordance with federal tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Derivative Financial Instruments

Forward Foreign Currency Exchange Contracts

The Fund may engage in forward foreign currency contracts to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuations. A forward foreign currency exchange

22

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

For the period ended June 30, 2016, the Fund entered into forward foreign currency exchange contracts to obtain investment exposures that the Adviser expects to correlate closely with the Index or a portion of the Index.

Futures Contracts

The Fund may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

For the period ended June 30, 2016, the Fund entered into futures contracts for cash equalization and return enhancement.

Swaps

The Fund may enter into swap agreements, in which the Fund and counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“BL OTC”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation).

A BL OTC swap is a transaction between a fund and dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. For BL OTC swaps, any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as credit default swap contracts premiums paid and credit default swap contracts premiums received, respectively, in the Statement of Assets and Liabilities and amortized to realized gain/loss ratably over

23

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

the term of the BL OTC swap. Payments received or made by the Fund for BL OTC swaps are recorded in the Statement of Operations as realized gains or losses, respectively. When a BL OTC swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid.

A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty (“CCP”), with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin if any, are designated on the Schedule of Investments and cash deposited is segregated and recorded on the Statement of Assets and Liabilities as due from broker. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) in the Statement of Operations. For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination.

Total Return Swaps

The Fund enters into total return swaps to obtain investment exposures that the Adviser expects to correlate closely with the Index or a portion of the Index. Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments on the total return (coupon plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment or make a payment to the counterparty. The Fund entered into total return swap contracts to obtain investment exposure in situations where it intends to sell a position of the stocks of its portfolio but the sale has not been completed.

Risks associated with Derivatives

Derivative transactions can create investment leverage and may be highly volatile. Use of derivatives other than for hedging purposes may be considered speculative. When the Fund invests in a derivative instrument, the future exposure is potentially unlimited. The value of a derivative instrument will depend on the ability and the willingness of the Fund’s derivative counterparty to perform its obligations under the transaction. A liquid secondary market may not always exist for the Fund’s derivative positions at any time and may impact the Fund’s ability to establish fair market value of a derivative transaction and close out derivative positions. Although the use of derivatives is intended to complement the Fund’s performance, it may instead reduce returns and increase volatility. The measurement of the risks associated with derivative instruments is meaningful only when all related and offsetting transactions are considered. The Fund must set aside liquid assets or engage in other appropriate measures to cover its obligations under these derivative instruments.

24

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

Certain derivatives, including forward foreign currency contracts and some swap contracts, as applicable, are entered into OTC under the terms and conditions of an ISDA Master Agreement, which are separately negotiated with each counterparty. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements. The result would cause the Fund to accelerate payment of any net liability owed to the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedules of Investments. Notional principal amounts are one component used to calculate the amount of exposure to the underlying instrument, but is not the amount delivered under the contract. Accordingly, credit risk is limited to any amounts receivable from the counterparty. To reduce credit risk from potential counterparty default, the Fund enters into swap contracts with counterparties whose creditworthiness has been approved by the Trustees. The Fund bears the market risk arising from any change in index or security values or interest rates.

The following tables summarize the value of the Fund’s derivative instruments as of June 30, 2016 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:

Asset Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Forward Foreign Currency Exchange Contracts(a)	$–	$47,496	$–	$–	$–	$47,496
Futures Contracts(b)	–	–	–	187,317	–	187,317
Swap Contracts(c)	–	–	–	10,578	–	10,578

(a)	Unrealized appreciation on open forward foreign currency exchange contracts.

(b)	Unrealized appreciation on open futures contracts.

(c)	Unrealized appreciation on swap contracts.

25

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

Liability Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Forward Foreign Currency Exchange Contracts(a)	$–	$2,706	$–	$–	$–	$2,706

(a)	Unrealized depreciation on forward foreign currency exchange contracts.

Net Realized Gain (Loss)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Forward Foreign Currency Exchange Contracts(a)	$–	$33,879	$–	$–	$–	$33,879
Futures Contracts(b)	–	–	–	859,582	–	859,582
Swap Contracts(c)	–	–	–	416,596	–	416,596

(a)	Net realized gain/loss on forward foreign currency exchange contracts.

(b)	Net realized gain/loss on futures contracts.

(c)	Net realized gain (loss) on swap contracts.

Net Change in Unrealized Appreciation (Depreciation)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Forward Foreign Currency Exchange Contracts(a)	$–	$50,202	$–	$–	$–	$50,202
Futures Contracts(b)	–	–	–	192,614	–	192,614
Swap Contracts(c)	–	–	–	(387,113)	–	(387,113)

(a)	Net change in unrealized appreciation (depreciation) on forward foreign currency transactions.

(b)	Net change in unrealized appreciation (depreciation) on futures contracts.

(c)	Net change in unrealized appreciation (depreciation) on swap contracts.

For financial reporting purposes, the Fund does not offset derivative assets or liabilities, including those that may be subject to an enforceable Foreign Exchange Master Agreement that allows for net settlement between counterparties, on its Statement of Assets and Liabilities. The following tables set forth the Fund’s net exposure to derivative assets and liabilities available for offset and net of collateral at June 30, 2016.

26

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

Offsetting of Financial Assets and Derivative Assets

Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Assets	Amount Eligible to Offset	Collateral (Received)/ Pledged	Net Amount
HSBC Bank USA	$40,715	$(2,706)	$–	$38,009
Standard Chartered Bank	6,781	–	–	6,781
	$47,496	$(2,706)	$–	$44,790

Offsetting of Financial Assets and Derivative Assets

Total Return Swap Contract
Counterparty	Gross Amounts of Assets	Amount Eligible to Offset	Collateral (Received)/ Pledged	Net Amount
Bank of America	$10,578	$–	$–	$10,578

Offsetting of Financial Liabilities and Derivative Liabilities

Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Liabilities	Amount Eligible to Offset	Collateral (Received)/ Pledged	Net Amount
HSBC Bank USA	$(2,706)	$2,706	$–	$–

Amounts presented on the Schedule of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.

4.	Fees and Transactions with Affiliates

Advisory Fee

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services, the Fund pays the Adviser a management fee at an annual rate of 0.14% of its average daily net assets. The fees are accrued daily and paid monthly.

The Adviser is contractually obligated until April 30, 2017, to waive its management fee and/or to reimburse the fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, and any class-specific expenses, such as distribution, shareholder servicing, administration and sub-transfer agency fees) exceed 0.12% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2017 except with the approval of the Board. For the period ended June 30, 2016, fees waived and expenses reimbursed by the Adviser, pursuant to the agreement, were $756,672.

27

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

Administrator and Sub-Administrator Fees

SSGA FM serves as administrator and State Street serves as custodian and sub-administrator to the Fund. For its administration services, the Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets. The fees are accrued daily and paid monthly. For its services as custodian, the Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.

Transfer Agent

Boston Financial Data Services (“BFDS”), a joint venture of DST Systems, Inc. and State Street Corporation, serves as transfer agent and dividend disbursing agent to the Fund. For these services, the Fund pays annual account services fees, activity-based fees, and charges related to compliance and regulatory services.

Other Transactions with Affiliates

The Fund may invest in affiliated entities, included securities issued by State Street, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2016 are disclosed in the applicable Schedule of Investments.

Due to Custodian

In certain circumstances, a fund may have cash overdraft with the custodian. The Due to custodian if any, reflects cash overdrawn with SSB as custodian who is an affiliate of the fund.

5.	Trustees’ Fees

The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

6.	Investment Transactions

Purchases and sales of investments (excluding short term investments and derivative contracts) for the period ended June 30, 2016, were as follows:

	Purchases	Sales
State Street Emerging Markets Equity Index Fund	$347,182,386	$37,435,386

7.	Income Tax Information

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. The federal returns are subject to examination by the Internal Revenue

28

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

As of June 30, 2016, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Emerging Markets Equity Index Fund	$321,035,579	$24,375,486	$8,696,865	$15,678,621

8.	Line of Credit

The Fund and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $360 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. The agreement expires in October 2016 unless extended or renewed. The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of the New York Fed Bank Rate plus 1%.

The Fund had no outstanding loans during the period ended June 30, 2016.

9.	Risks

Concentration of Risk

As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified.

Foreign and Emerging Markets Risk

Investing in foreign markets involve risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.

29

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

Market and Credit Risk

In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

10.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

30

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Other Information

June 30, 2016 (Unaudited)

Expanse Example

As a shareholder of a Fund, you incur two types of costs (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2016 to June 30, 2016.

The table below illustrates your Fund’s cost in two ways:

•

Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return — This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Emerging Markets Equity Index Fund

Class K	0.17	1,069.10	0.87	1,024.00	0.86

(a)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 366.

31

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Other Information — (continued)

June 30, 2016 (Unaudited)

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Fund’s and the Portfolio’s investment adviser to vote proxies relating to the portfolio of securities are available (i) without charge, upon request by calling 1-866-521-4083 (toll free) or (ii) on the website of the U.S. Securities and Exchange Commission (the “SEC”), at www.sec.gov. Information regarding how the investment adviser voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Portfolio’s website at www.ssgafunds.com.

Quarterly Portfolio Schedule

The Fund files a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-866-521-4083 (toll free) and on the Fund’s website at www.ssgafunds.com.

32

Trustees

William L. Boyan

Michael F. Holland

Michael A. Jessee

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian and Sub-Administrator

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

Transfer Agent

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

Distributor

State Street Global Markets LLC

State Street Financial Center

One Lincoln Street

Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Institutional Investment Trust State Street Bank and Trust Company P.O. Box 5049 Boston, MA 02206

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssgafunds.com. Please read the prospectus carefully before investing in the Fund.

SSIITEMMKTSSAR

IBG-20869

Semi-Annual Report

30 June 2016

State Street Institutional Investment Trust

State Street Institutional Liquid Reserves Fund

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

State Street Institutional Investment Trust

State Street Institutional Liquid Reserves Fund

Semi-Annual Report

June 30, 2016 (Unaudited)

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

State Street Institutional Investment Trust

State Street Institutional Liquid Reserves Fund

Statement of Assets and Liabilities

June 30, 2016 (Unaudited)

Assets
Investment in corresponding Portfolio, at value (Note 1)	$41,342,728,764
Receivable for fund shares sold	3,202,726

Total assets	41,345,931,490
Liabilities
Administration fees payable (Note 3)	3,710,809
Shareholder servicing fee payable (Note 3)	57,786
Distribution fees payable (Note 3)	24,148
Transfer agent fees payable (Note 3)	11,771
Distribution payable	1,873,629
Professional fees payable	9,521
Printing fees payable	25,743
Accrued expenses and other liabilities	350,079

Total liabilities	6,063,486

Net Assets	$41,339,868,004

Net Assets Consist of:
Paid-in Capital	$41,339,733,429
Accumulated net realized gain (loss) on investments	134,575

Net Assets	$41,339,868,004

Premier Class
Net assets	$39,167,538,172
Shares outstanding	39,167,440,264

Net asset value, offering and redemption price per share	$1.00

Investment Class
Net assets	$272,774,372
Shares outstanding	272,753,303

Net asset value, offering and redemption price per share	$1.00

Class M
Net assets	$1,899,555,460
Shares outstanding	1,899,537,533

Net asset value, offering and redemption price per share	$1.00

See accompanying notes to financial statements and financial statements of the corresponding portfolio.

1

State Street Institutional Investment Trust

State Street Institutional Liquid Reserves Fund

Statements of Operations

For the Six Months Ended June 30, 2016 (Unaudited)

Income and Expenses allocated from Portfolio
Interest income allocated from Portfolio (Note 2)	$123,077,002
Expenses allocated from Portfolio (Note 2)	(14,639,531)

Total Investment Income (Loss) Allocated from Portfolio	108,437,471

Expenses
Administration fees (Note 3)
Premier Class	10,946,206
Investment Class	83,970
Class M	238,714
Shareholder servicing fees
Investment Class	419,848
Distribution fees (Note 3)
Investment Class	167,939
Custodian fees (Note 3)	7,582
Trustees’ fees and expenses (Note 4)	13,565
Transfer agent fees (Note 3)	329,912
Registration and filing fees	105,721
Professional fees	17,606
Printing expense	68,707
Insurance expense	44,390
Miscellaneous expenses	100,462

Total Expenses	12,544,622

Distribution fees waived – Investment Class (Note 3)	(16,230)

Net Expenses	12,528,392

Net Investment Income (Loss)	95,909,079

Realized Gain (Loss)
Net realized gain (loss) on investments allocated from Portfolio	34,827

Net Increase (Decrease) in Net Assets from Operations	$95,943,906

See accompanying notes to financial statements and financial statements of the corresponding portfolio.

2

State Street Institutional Investment Trust

State Street Institutional Liquid Reserves Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/16 (Unaudited)	Year Ended 12/31/15
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$95,909,079	$48,666,693
Net realized gain (loss)	34,827	158,273

Net increase (decrease) in net assets resulting from operations	95,943,906	48,824,966

Distributions to Shareholders from:
Net investment income
Premier Class	(92,273,731)	(46,325,536)
Investment Class	(118,983)	–
Class M	(3,516,365)	(2,599,150)

Total distributions from net investment income	(95,909,079)	(48,924,686)

From Beneficial Interest Transactions:
Premier Class
Shares sold	169,848,861,929	343,115,810,381
Reinvestment of distributions	76,835,966	38,372,463
Shares redeemed	(175,965,634,631)	(335,879,414,180)

Net increase (decrease) from capital share transactions	(6,039,936,736)	7,274,768,664

Investment Class
Shares sold	415,610,851	1,644,487,418
Reinvestment of distributions	25,518	–
Shares redeemed	(628,154,457)	(1,886,106,932)

Net increase (decrease) from capital share transactions	(212,518,088)	(241,619,514)

Class M
Shares sold	6,618,294,156	13,547,257,128
Reinvestment of distributions	3,516,762	2,600,751
Shares redeemed	(6,177,770,797)	(13,720,665,910)

Net increase (decrease) from capital share transactions	444,040,121	(170,808,031)

Net increase (decrease) in net assets from beneficial interest transactions	(5,808,414,703)	6,862,341,119

Net increase (decrease) in net assets during the period	(5,808,379,876)	6,862,241,399

Net assets at beginning of period	47,148,247,880	40,286,006,481

Net Assets at end of Period	$41,339,868,004	$47,148,247,880

Undistributed (distribution in excess of) net investment income (loss)	$–	$–

Shares of Beneficial Interest:
Premier Class
Shares sold	169,848,861,929	343,115,810,381
Reinvestment of distributions	76,835,966	38,372,463
Shares redeemed	(175,965,634,631)	(335,879,414,180)

Net increase (decrease) from share transactions	(6,039,936,736)	7,274,768,664

Investment Class
Shares sold	415,610,851	1,644,487,418
Reinvestment of distributions	25,518	–
Shares redeemed	(628,154,457)	(1,886,106,932)

Net increase (decrease) from share transactions	(212,518,088)	(241,619,514)

Class M
Shares sold	6,618,294,156	13,547,257,128
Reinvestment of distributions	3,516,762	2,600,751
Shares redeemed	(6,177,770,797)	(13,720,665,910)

Net increase (decrease) from share transactions	444,040,121	(170,808,031)

See accompanying notes to financial statements and financial statements of the corresponding portfolio.

3

State Street Institutional Investment Trust

State Street Institutional Liquid Reserves Fund

Financial Highlights

Selected data for a share outstanding throughout each period(a)

	Premier Class
	Six Months Ended 6/30/16 (Unaudited)		Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13		Year Ended 12/31/12		Year Ended 12/31/11
Net asset value, beginning of period	$1.0000		$1.0000	$1.0000	$1.0000		$1.0000		$1.0000

Income (loss) from investment operations:
Net investment income (loss)	0.0021		0.0012	0.0008	0.0010		0.0020		0.0015
Net realized gain (loss)	0.0000	(b)	0.0000 (b)	(0.0001)	0.0000	(b)	0.0000	(b)	0.0000 (b)

Total from investment operations	0.0021		0.0012	0.0007	0.0010		0.0020		0.0015

Distributions to shareholders from:
Net investment income	(0.0021)		(0.0012)	(0.0007)	(0.0010)		(0.0020)		(0.0015)
Net realized gains	–		–	–	(0.0000	)(b)	(0.0000	)(b)	–

Total distributions	(0.0021)		(0.0012)	(0.0007)	(0.0010)		(0.0020)		(0.0015)

Net asset value, end of period	$1.0000		$1.0000	$1.0000	$1.0000		$1.0000		$1.0000

Total Return(c)	0.21%		0.12%	0.07%	0.10%		0.20%		0.15%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$39,167,538		$45,207,442	$37,932,781	$29,850,029		$24,408,802		$19,597,264
Ratios to average net assets:
Total expenses	0.12	%(d)	0.12%	0.12%	0.12%		0.12%		0.12%
Net expenses	0.12	%(d)	0.12%	0.12%	0.12%		0.12%		0.12%
Net investment income (loss)	0.42	%(d)	0.12%	0.07%	0.10%		0.20%		0.15%

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio.

(b)	Amount is less than $0.00005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(d)	Annualized.

See accompanying notes to financial statements and financial statements of the corresponding portfolio.

4

State Street Institutional Investment Trust

State Street Institutional Liquid Reserves Fund

Financial Highlights

Selected data for a share outstanding throughout each period(a)

	Investment Class
	Six Months Ended 6/30/16 (Unaudited)		Year Ended 12/31/15		Year Ended 12/31/14		Year Ended 12/31/13		Year Ended 12/31/12		Year Ended 12/31/11
Net asset value, beginning of period	$1.0000		$1.0000		$1.0000		$1.0000		$1.0000		$1.0000

Income (loss) from investment operations
Net investment income (loss)	0.0003		0.0000	(b)	0.0000	(b)	0.0000	(b)	0.0000	(b)	0.0000	(b)
Net realized gain (loss)	0.0001		0.0000	(b)	0.0000	(b)	0.0000	(b)	0.0000	(b)	0.0000	(b)

Total from investment operations	0.0004		0.0000	(b)	0.0000	(b)	0.0000	(b)	0.0000	(b)	0.0000	(b)

Distributions to shareholders from:
Net investment income	(0.0004)		–		–		0.0000	(b)	0.0000	(b)	–
Net realized gains	–		–		–		0.0000	(b)	0.0000	(b)	–

Total distributions	(0.0004)		–		–		0.0000	(b)	0.0000	(b)	–

Net asset value, end of period	$1.0000		$1.0000		$1.0000		$1.0000		$1.0000		$1.0000

Total Return(c)	0.04%		0.00	%(d)	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.00	%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$272,774		$485,292		$726,910		$1,013,152		$961,168		$992,736
Ratios to average net assets(a):
Total expenses	0.47	%(e)	0.47%		0.47%		0.47%		0.47%		0.46%
Net expenses	0.46	%(e)	0.24%		0.19%		0.22%		0.32%		0.27%
Net investment income (loss)	0.07	%(e)	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.00	%(d)

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio.

(b)	Amount is less than $0.00005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(d)	Amount is less than 0.005% per share.

(e)	Annualized.

See accompanying notes to financial statements and financial statements of the corresponding portfolio.

5

State Street Institutional Investment Trust

State Street Institutional Liquid Reserves Fund

Financial Highlights

Selected data for a share outstanding throughout each period(a)

	Class M
	Six Months Ended 6/30/16 (Unaudited)		Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13		Year Ended 12/31/12		Year Ended 12/31/11(b)
Net asset value, beginning of period	$1.0000		$1.0000	$1.0000	$1.0000		$1.0000		$1.0000

Income (loss) from investment operations:
Net investment income (loss)	0.0022		0.0014	0.0009	0.0012		0.0022		0.0001
Net realized gain (loss)	0.0000	(c)	0.0000 (c)	0.0000 (c)	0.0000	(c)	0.0000	(c)	0.0000	(c)

Total from investment operations	0.0022		0.0014	0.0009	0.0012		0.0022		0.0001

Distributions to shareholders from:
Net investment income	(0.0022)		(0.0014)	(0.0009)	(0.0012)		(0.0022)		(0.0001)
Net realized gains	–		–	–	(0.0000	)(c)	(0.0000	)(c)	–

Total distributions	(0.0022)		(0.0014)	(0.0009)	(0.0012)		(0.0022)		(0.0001)

Net asset value, end of period	$1.0000		$1.0000	$1.0000	$1.0000		$1.0000		$1.0000

Total Return(d)	0.22%		0.14%	0.09%	0.12%		0.22%		0.01%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,899,555		$1,455,514	$1,626,315	$2,825,313		$1,897,611		$2,012,117
Ratios to average net assets(e):
Total expenses	0.10	%(e)	0.10%	0.10%	0.10%		0.10%		0.10	%(e)
Net expenses	0.10	%(e)	0.10%	0.10%	0.10%		0.10%		0.10	%(e)
Net investment income (loss)	0.44	%(e)	0.14%	0.09%	0.12%		0.22%		0.17	%(e)

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio.

(b)	The Fund’s Class M Shares commenced operations on December 15, 2011.

(c)	Amount is less than $0.00005 per share.

(d)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(e)	Annualized.

See accompanying notes to financial statements and financial statements of the corresponding portfolio.

6

State Street Institutional Investment Trust

State Street Institutional Liquid Reserves Fund

Notes to Financial Statements

June 30, 2016 (Unaudited)

1.	Organization

State Street Institutional Investment Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company that was organized as a Massachusetts business trust on February 16, 2000.

As of June 30, 2016, the Trust consists of fifty-one (51) series and corresponding classes, each of which have the same rights and privileges, including voting rights. State Street Institutional Liquid Reserves Fund (the “Fund”) is authorized to issue an unlimited number of shares at with no par value. The financial statements herein relate only to:

Fund	Classes	Commencement of Operations	Diversification Classification
State Street Institutional Liquid Reserves Fund	Administration Class Class M Shares Premier Class Service Class Institutional Class Investment Class Investor Class	Not commenced December 15, 2011 August 12, 2004 Not commenced Not commenced October 15, 2007 Not commenced	Diversified

The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street Money Market Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in net assets of the Portfolio, (99.02% at June 30, 2016). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

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State Street Institutional Investment Trust

State Street Institutional Liquid Reserves Fund

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

Security Valuation

The Fund records its investments in its Portfolio at value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.

The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.

The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

The summary of the inputs used for the Portfolio, as of June 30, 2016, in valuing the Portfolio’s assets carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.

Investment Transactions and Income Recognition

Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.

Expenses

Certain expenses, which are directly identifiable to a specific fund, are applied to the fund within the Trust. Other expenses which cannot be attributed to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and relative net assets of the Funds within the Trust.

The Fund is allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.

Distributions

Distributions from net investment income if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Fees and Transactions with Affiliates

Advisory Fee

The Portfolio retained SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its

8

State Street Institutional Investment Trust

State Street Institutional Liquid Reserves Fund

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.

The Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. For the period ended June 30, 2016, SSGA FM did not voluntarily waive any expenses.

Under the terms of the reimbursement agreement the Fund agrees to repay SSGA FM up to the amount of fees waived or expenses reduced under the agreement provided that a Fund is not obligated to reimburse SSGA FM (1) more than three years after the end of the fiscal year of the Fund in which SSGA FM provided a voluntary reduction; (2) in respect of any business day for which the net annualized one-day yield of such Fund is less than 0.00%; (3) to the extent that the amount of the reimbursement to SSGA FM on any day exceeds fifty percent of the yield (net of all expenses, exclusive of the reimbursement) of the Fund on that day; (4) to the extent that the amount of the reimbursement would cause the Fund’s net yield to fall below a certain minimum net yield; or (5) in respect of any such fee waivers and/or expense reimbursements that are necessary to maintain a limit on a Fund’s expenses per contractual fee waivers and/or reimbursements by SSGA FM which are effective at the time of such fee waivers and/or expense reimbursements. As of June 30, 2016, SSGA FM has not recouped any expenses from the Fund. The Fund had no waived/reduced fees subject to potential recovery at year-end.

Administrator and Sub-Administrator Fees

SSGA FM serves as administrator and State Street serves as custodian and sub-administrator. For its administration services, the Fund, except Class M Shares, pays a fee at an annual rate of 0.05% of its average daily net assets to SSGA FM. Class M Shares pay a fee at an annual rate of 0.03% of its average daily net assets to SSGA FM. The fees are accrued daily and paid monthly. During the period ended June 30, 2016, the Fund incurred the following administration fees:

Class	Amount
Premier Class	$10,946,206
Investment Class	83,970
Class M	238,714

The Fund pays State Street an annual fee for custody services for the Fund. SSGA FM pays an annual fee to State Street for sub-administration services provided for the Fund.

Distribution Fees

State Street Global Markets LLC serves as the Fund’s distributor (“SSGM” or the “Distributor”) pursuant to the Distribution Agreement between SSGM and the Trust. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which a Fund may compensate the Distributor (or others) for services in connection with the distribution of a Fund’s shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.10% of the Fund’s net assets attributable to its Investment Class shares. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance.

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State Street Institutional Investment Trust

State Street Institutional Liquid Reserves Fund

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

During the period ended June 30, 2016, the Fund was charged $167,939 but paid $151,709 to SSGM under the Rule 12b-1 Plan, as SSGM voluntarily agreed to waive $16,230 of the Rule 12b-1 fees.

Wealth Management Services (“WMS”), a division of State Street, is among the financial intermediaries who may receive fees under the Rule 12b-1 Plan. During the period ended June 30, 2016, SSGM paid $460,750 to WMS.

Under the Fund’s Shareholder Servicing Plan, the Fund compensates financial intermediaries for providing certain services to shareholders and for maintaining shareholder accounts. The Fund’s Investment Class Shares made payments under the Shareholder Servicing Plan at an annual rate up to 0.25% of the eligible average daily net assets of the Investment Class Shares. During the period ended June 30, 2016, the Fund paid SSGM $563,223 under the shareholder servicing agreement which SSGM subsequently paid to financial intermediaries.

Transfer Agent Fees

Boston Financial Data Services (“BFDS”), a joint venture of DST Systems, Inc. and State Street Corporation, serves as transfer agent and dividend paying agent to the Fund. For these services, the Fund pays annual account services fees, activity-based fees, and charges related to compliance and regulatory services.

4.	Trustees’ Fees

The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

5.	Income Tax Information

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. The federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

At June 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

10

State Street Institutional Investment Trust

State Street Institutional Liquid Reserves Fund

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

6.	Risks

Concentration Risk

As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified.

Market, Credit and Counterparty Risk

In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).

Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.

7.	Rule Issuance

On July 23, 2014, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to the governing rules for money market funds. The amendments require that, following a two-year implementation timeframe, institutional prime and institutional tax exempt money market funds adopt a floating net asset value effective in October 2016. The rule changes also allow for certain liquidity-based redemption fees and gates, and include enhanced requirements for disclosure and stress testing. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund’s financial statements related disclosure.

8.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statement other than below.

On May 20, 2016, the Board approved an Agreement and Plan of Reorganization (the “Plan”) whereby the SSGA Prime Money Market Fund and SSGA Money Market Fund, each a series of SSGA Funds,

11

State Street Institutional Investment Trust

State Street Institutional Liquid Reserves Fund

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

will merge with and into the State Street Institutional Liquid Reserve Fund, a series of State Street Institutional Investment Trust, as set forth below effective August 26, 2016:

Selling Funds (Acquired Funds)	Buying Fund (Acquiring Fund)
SSGA Prime Money Market Fund SSGA Money Market Fund	State Street Institutional Liquid Reserves Fund

A regulatory filing with respect to the reorganization was issued on May 25, 2016. On August 22, 2016, the shareholders of the SSGA Funds (Selling Funds) approved the reorganization effective August 26, 2016.

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State Street Institutional Investment Trust

State Street Institutional Liquid Reserves Fund

Other Information

June 30, 2016 (Unaudited)

Expense Example

As a shareholder of a Fund, you incur two types of costs (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2016 to June 30, 2016.

The table below illustrates your Fund’s cost in two ways:

•

Based on actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return – This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Institutional Liquid Reserves Fund
Premier Class	0.12%	$1,002.10	$0.60	$1,024.30	$0.60
Investment Class	0.46	1,000.40	2.29	1,022.60	2.31
Class M	0.10	1,002.20	0.50	1,024.40	0.50

(a)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 366.

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State Street Institutional Investment Trust

State Street Institutional Liquid Reserves Fund

Other Information — (continued)

June 30, 2016 (Unaudited)

Proxy Voting Policies and Procedures and Record

The Fund has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities are contained in the Fund’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at 1-877-521-4083, (ii) on the Fund’s website at www.SSGA.com/cash, (iii) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the U.S. Securities and Exchange Commission’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding the Trust’s proxy voting policies and procedures, as well as information regarding how the Trust voted proxies, if any, during the most recent 12-month period ended June 30 is available without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

Quarterly Portfolio Schedule

The Fund will file its complete schedule of investments with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedule of investments is available in the Fund’s semi-annual and annual financial statements. The Fund’s Form N-Q is available (i) without charge, upon request, by calling the Fund at 1-877-521-4083, (ii) on the Fund’s website at www.SSGA.com/cash, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.

Monthly Portfolio Schedule

The Fund files its monthly portfolio holdings with the U.S. Securities and Exchange Commission on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. The Fund’s Form N-MFP is available (i) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or ii) at the Securities and Exchange Commission’s public reference room.

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State Street Institutional Investment Trust

State Street Institutional Liquid Reserves Fund

Other Information — (continued)

June 30, 2016 (Unaudited)

Trustee Considerations in Approving Continuation of

Investment Advisory Agreements1

Overview of the Contract Review Process

Under the Investment Company Act of 1940, an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.

Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds and State Street Institutional Investment Trust (each a “Trust” and together, the “Trusts”), met on April 14-15, 2016 and May 19-20, 2016, including in Executive Sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to each portfolio series of each Trust (each, a “Fund” and collectively, the “Funds”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully.2 Certain Funds had either recently commenced operations or had yet to commence operations, and as such, the Advisory Agreement was not up for renewal with respect to such Funds. The Independent Trustees were separately represented by co-counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreements. Following the April 14-15, 2016 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 19-20, 2016 meeting. The Independent Trustees considered, among other things, the following:

Information about Performance, Expenses and Fees

•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:

•

Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2015, as applicable, to the performance of an appropriate benchmark for the Fund and a universe of other mutual funds with similar investment objectives and policies;

[1]

Over the course of more than 15 years, the Independent Trustees have identified numerous relevant issues, factors and concerns (“issues, factors and concerns”) that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the “annual review process”). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the “special meeting”). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.

[2]	Certain Funds had either recently commenced operations or had yet to commence operations, and as such, the Advisory Agreement was not up for renewal with respect to such Funds.

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State Street Institutional Investment Trust

State Street Institutional Liquid Reserves Fund

Other Information — (continued)

June 30, 2016 (Unaudited)

•	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider;

•	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five years, as applicable; and

•	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.

•

Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Funds, as applicable; and

•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of the Adviser that provide services to the Fund (“Affiliated Service Providers”).

Information about Portfolio Management

•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;

•	Information concerning the allocation of brokerage; and

•	Information regarding the procedures and processes used to value the assets of the Fund.

Information about the Adviser

•	Reports detailing the financial results and condition of the Adviser and its affiliates;

•	Descriptions of the qualifications, education and experience of the individual investment professionals responsible for managing the portfolios of the Fund;

•	Information relating to compliance with and the administration of each Code of Ethics adopted by the Adviser;

•	A copy of the Adviser’s proxy voting policies and procedures;

•

Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and their service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the Fund; and

•	A description of the business continuity and disaster recovery plans of the Adviser; and

•	Information regarding the Adviser’s risk management processes.

Other Relevant Information

•	Information concerning the nature, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s Administrator;

•	Information concerning the nature, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian,

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State Street Institutional Investment Trust

State Street Institutional Liquid Reserves Fund

Other Information — (continued)

June 30, 2016 (Unaudited)

sub-administrator, fund accountant, transfer agent and securities lending agent of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;

•

Draft responses to a letter from Joseph P. Barri, LLC, co-counsel along with the law firm of Sullivan & Worcester LLP (together, “Independent Counsel”) to the Independent Trustees, reviewed prior to such date by Independent Counsel, requesting specific information from each of:

•

SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins before taxes from such operations for the Fund’s last fiscal year; and the relevant operations of other affiliated service providers to the Fund, together with their approximate profit margins from such relevant operations for the Fund’s last fiscal year;

•

State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, transfer agent, securities lending agent, and shareholder services for the Funds, with respect to its operations relating to the Fund; and

•

State Street Global Markets, LLC, the principal underwriter and distributor of the shares of the Funds (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under SEC Rule 12b-1;

•

Information from SSGA FM and State Street with respect to State Street Master Funds and State Street Institutional Investment Trust, and the Distributor with respect to State Street Institutional Investment Trust, providing any material changes to the previous information supplied in response to the letter from Joseph P. Barri, LLC prior to the Executive Sessions of the Board on May 19-20, 2016;

•

Materials provided by Broadridge Financial Solutions, Inc., the successor by acquisition to the producer of Lipper materials used in previous years (“Broadridge”), circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund for which such materials were then available; and

•	A summary of the foregoing materials prepared by Independent Counsel.

In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Funds throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Funds and the investment strategies used in pursuing the Fund’s investment objective.

The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.

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State Street Institutional Investment Trust

State Street Institutional Liquid Reserves Fund

Other Information — (continued)

June 30, 2016 (Unaudited)

Results of the Process

Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 19-20, 2016 the Board, including a majority of the Independent Trustees, voted to approve the adoption of, as applicable, and the continuation of the Advisory Agreements effective June 1, 2016, for an additional year with respect to all Funds.

Nature, Extent and Quality of Services

In considering whether to approve the Advisory Agreements, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various Funds that invest primarily in equity securities. With respect to those Funds that invest primarily in fixed-income securities, the Board considered the extensive experience and resources committed by the Adviser to the evaluation of credit, interest-rate and currency risks. With respect to certain Funds that operate as money market mutual funds, the Board considered the Adviser’s success in maintaining the constant dollar value of the Fund through extraordinary market conditions, and the Board noted that it was being asked to approve a floating net asset value for certain other money market funds. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Funds by senior management.

The Board reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in monitoring the Fund’s securities lending activities.

On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Funds.

Fund Performance

The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2015. For purposes of these comparisons the Independent Trustees relied extensively on the “Performance Group,” “Performance Universe” and “Broadridge Index” constructed by Broadridge for

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State Street Institutional Investment Trust

State Street Institutional Liquid Reserves Fund

Other Information — (continued)

June 30, 2016 (Unaudited)

the Fund and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund:

The Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Group and Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.

State Street Institutional Liquid Reserves Fund. The Board considered that the Fund (a) equaled the median of its Performance Group for the 1-year period and outperformed the median of its Performance Group for the 3-, 5- and 10-year periods, and (b) outperformed its Performance Universe and its Broadridge Index for the 1-, 3-, 5- and 10-year periods.

On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory or better (a) by comparison to the performance of its peer group funds or (b) after considering steps taken by management to improve the performance of certain Funds.

Management Fees and Expenses

The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee, including the portion attributable to administrative services provided by SSGA FM, and total expense ratio (both before and after giving effect to any expense caps), as compared to its “Expense Group” and “Expense Universe,” as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of various Funds to limit the total expenses borne by shareholders of such Funds. Among other information, the Board considered the following expense information in its evaluation of the Fund:

State Street Institutional Liquid Reserves Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of similar mutual funds and are reasonable in relation to the services provided.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all Funds as a group. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers, together with the ranges of

19

State Street Institutional Investment Trust

State Street Institutional Liquid Reserves Fund

Other Information — (continued)

June 30, 2016 (Unaudited)

profitability of each of the Affiliated Service Providers with respect to their services to the Funds. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Funds’ investments.

The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and all Funds as a group, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific Fund or the Funds taken as a whole. The Board concluded that, in light of the current size of the Fund and all Funds as a group, the level of profitability of the Adviser and its affiliates with respect to the Fund and all Funds as a group over various time periods, and the comparatively low management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for any Fund at this time.

Conclusions

In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the respective Advisory Agreement.

Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its respective shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

20

Trustees

William L. Boyan

Michael F. Holland

Michael A. Jessee

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian and Sub-Administrator

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

Transfer Agent

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

Distributor

State Street Global Markets LLC

State Street Financial Center

One Lincoln Street

Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Institutional Investment Trust

State Street Bank and Trust Company

P.O. Box 5049

Boston, MA 02206

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

[THIS PAGE INTENTIONALLY LEFT BLANK]

Semi-Annual Report

30 June 2016

State Street Master Funds

State Street Money Market Portfolio

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Master Funds

State Street Money Market Portfolio

Semi-Annual Report

June 30, 2016 (Unaudited)

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Master Funds

State Street Money Market Portfolio

Portfolio Summary (Unaudited)

Portfolio Composition*	June 30, 2016
Certificates of Deposit	39.6%
Financial Company Commercial Paper	26.7
Other Notes	8.5
Treasury Repurchase Agreements	7.2
Asset Backed Commercial Paper	5.5
Government Agency Debt	4.6
Government Agency Repurchase Agreements	4.4
Other Repurchase Agreements	2.7
Other Assets in Excess of Liabilities	0.8
Total	100.0%

Maturity Ladder*	June 30, 2016
Overnight (1 Day)	14.1%
2 to 30 Days	36.0
31 to 60 Days	17.5
61 to 90 Days	22.5
Over 90 Days	9.1
Total	99.2%
Average days to maturity	28
Weighted average life	37

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See accompanying notes to financial statements.

25

State Street Master Funds

State Street Money Market Portfolio

Schedule of Investments

June 30, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

ASSET BACKED COMMERCIAL PAPER – 5.5%
Atlantic Asset Securitization LLC(a)	0.460%	07/08/2016	07/08/2016	$100,000,000	$99,991,056
Atlantic Asset Securitization LLC(a)(b)	0.600%	07/01/2016	07/01/2016	150,000,000	150,000,000
Atlantic Asset Securitization LLC(a)	0.620%	09/08/2016	09/08/2016	100,000,000	99,881,167
Collateralized Commercial Paper Co. LLC(a)(b)	0.823%	07/25/2016	07/25/2016	250,000,000	250,000,000
Kells Funding LLC(a)	0.590%	08/01/2016	08/01/2016	100,000,000	99,949,194
Kells Funding LLC(a)	0.590%	08/16/2016	08/16/2016	100,000,000	99,924,611
Kells Funding LLC(a)	0.590%	08/18/2016	08/18/2016	90,000,000	89,929,200
Kells Funding LLC(a)	0.590%	08/19/2016	08/19/2016	100,000,000	99,919,694
Kells Funding LLC(a)	0.600%	07/18/2016	07/18/2016	145,000,000	144,958,917
Kells Funding LLC(a)	0.615%	08/29/2016	08/29/2016	100,000,000	99,899,208
Kells Funding LLC(a)(b)	0.630%	07/05/2016	07/05/2016	225,000,000	224,984,250
Kells Funding LLC(a)	0.635%	09/09/2016	09/09/2016	135,000,000	134,833,313
Kells Funding LLC(a)(b)	0.650%	07/15/2016	07/15/2016	200,000,000	199,949,444
Kells Funding LLC(a)	0.675%	09/13/2016	09/13/2016	150,000,000	149,791,875
Liberty Funding LLC(a)(b)	0.680%	07/01/2016	07/01/2016	100,000,000	100,000,000
Versailles Commercial Paper LLC(a)	0.700%	08/01/2016	08/01/2016	135,000,000	134,918,625
Versailles Commercial Paper LLC(a)	0.700%	09/15/2016	09/15/2016	100,000,000	99,852,222

TOTAL ASSET BACKED COMMERCIAL PAPER					2,278,782,776

CERTIFICATES OF DEPOSIT – 39.6%
Bank of Montreal(a)	0.560%	07/05/2016	07/05/2016	223,000,000	223,000,000
Bank of Montreal(a)	0.560%	08/08/2016	08/08/2016	90,000,000	90,000,000
Bank of Montreal(a)	0.560%	08/09/2016	08/09/2016	280,000,000	280,000,000
Bank of Montreal(a)	0.560%	08/11/2016	08/11/2016	125,000,000	125,000,000
Bank of Montreal(a)	0.590%	07/12/2016	07/12/2016	152,000,000	152,000,000
Bank of Montreal(a)	0.690%	10/03/2016	10/03/2016	225,000,000	225,000,000
Bank of Montreal(a)	0.797%	07/08/2016	07/08/2016	52,000,000	52,000,000
Bank of Montreal(c)	0.837%	07/14/2016	10/14/2016	100,000,000	99,999,888
Bank of Nova Scotia(a)	0.783%	07/25/2016	07/25/2016	185,000,000	185,041,091
Bank of Nova Scotia(c)	0.805%	07/07/2016	10/07/2016	350,000,000	350,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.(a)	0.410%	07/06/2016	07/06/2016	150,000,000	150,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.(a)	0.620%	07/12/2016	07/12/2016	100,000,000	100,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.(a)	0.630%	07/25/2016	07/25/2016	300,000,000	300,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.(a)	0.630%	08/05/2016	08/05/2016	200,000,000	200,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.(a)	0.680%	09/08/2016	09/08/2016	236,000,000	236,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.(a)	0.710%	09/06/2016	09/06/2016	150,000,000	150,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.(a)	0.720%	09/06/2016	09/06/2016	250,000,000	250,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.(a)	0.735%	09/01/2016	09/01/2016	250,000,000	250,002,147
Bank of Tokyo-Mitsubishi UFJ Ltd.(a)	0.790%	10/06/2016	10/06/2016	275,000,000	275,000,000
BNP Paribas(a)	0.600%	09/06/2016	09/06/2016	300,000,000	300,000,000

See accompanying notes to financial statements.

26

State Street Master Funds

State Street Money Market Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
CERTIFICATES OF DEPOSIT – (continued)
BNP Paribas(a)	0.610%	07/05/2016	07/05/2016	$350,000,000	$350,000,000
BNP Paribas(a)	0.610%	09/06/2016	09/06/2016	350,000,000	350,000,000
BNP Paribas(a)	0.620%	09/01/2016	09/01/2016	350,000,000	350,000,000
BNP Paribas(a)	0.670%	09/12/2016	09/12/2016	280,000,000	280,000,000
Canadian Imperial Bank of Commerce(c)	0.796%	07/18/2016	08/17/2016	250,000,000	250,000,000
Citibank NA(a)	0.580%	07/13/2016	07/13/2016	129,000,000	129,000,000
Citibank NA(a)	0.700%	10/18/2016	10/18/2016	150,000,000	150,000,000
Citibank NA(a)	0.710%	07/11/2016	07/11/2016	200,000,000	200,000,000
Commonwealth Bank of Australia(a)(b)	0.590%	09/09/2016	09/09/2016	72,000,000	72,000,699
Commonwealth Bank of Australia(a)(b)	0.655%	07/07/2016	07/07/2016	75,000,000	75,000,062
Credit Agricole Corporate & Investment Bank(a)	0.620%	09/06/2016	09/06/2016	300,000,000	300,000,000
Credit Agricole Corporate & Investment Bank(a)	0.620%	09/08/2016	09/08/2016	155,000,000	155,000,000
Credit Agricole Corporate & Investment Bank(a)	0.660%	09/02/2016	09/02/2016	300,000,000	300,000,000
Credit Agricole Corporate & Investment Bank(a)	0.710%	08/01/2016	08/01/2016	300,000,000	300,000,000
Credit Suisse(a)	0.740%	09/02/2016	09/02/2016	200,000,000	200,000,000
Credit Suisse(a)	0.800%	10/05/2016	10/05/2016	150,000,000	150,000,000
Credit Suisse(a)	0.840%	09/01/2016	09/01/2016	450,000,000	450,000,000
ING Bank NV(a)	0.715%	08/15/2016	08/15/2016	200,000,000	200,000,000
ING Bank NV(a)	0.720%	07/14/2016	07/14/2016	200,000,000	200,000,000
ING Bank NV(a)	0.740%	09/23/2016	09/23/2016	170,000,000	170,000,000
ING Bank NV(a)	0.740%	10/11/2016	10/11/2016	399,000,000	399,000,000
ING Bank NV(a)	0.760%	10/06/2016	10/06/2016	234,000,000	234,000,000
KBC Bank NV(a)	0.380%	07/06/2016	07/06/2016	275,000,000	275,000,000
Lloyds Bank PLC(a)	0.853%	08/03/2016	08/03/2016	165,000,000	165,000,000
Norinchukin Bank(a)	0.510%	08/30/2016	08/30/2016	135,000,000	135,000,000
Norinchukin Bank(a)	0.510%	09/01/2016	09/01/2016	70,000,000	70,000,000
Norinchukin Bank(a)	0.520%	09/02/2016	09/02/2016	200,000,000	200,000,000
Norinchukin Bank(a)	0.620%	08/02/2016	08/02/2016	185,000,000	184,999,998
Norinchukin Bank(a)	0.620%	08/04/2016	08/04/2016	200,000,000	200,000,000
Norinchukin Bank(a)	0.640%	08/10/2016	08/10/2016	200,000,000	200,000,000
Norinchukin Bank(a)	0.640%	08/12/2016	08/12/2016	200,000,000	200,000,000
Rabobank Nederland NV(c)	0.792%	07/18/2016	09/16/2016	350,000,000	350,000,000
Rabobank Nederland NV(c)	0.797%	07/12/2016	09/12/2016	250,000,000	250,000,000
Rabobank Nederland NV(c)	0.820%	07/05/2016	10/03/2016	350,000,000	350,000,000
Royal Bank of Canada(c)	0.786%	07/11/2016	09/09/2016	200,000,000	200,000,000
Societe Generale SA(a)	0.660%	09/02/2016	09/02/2016	249,000,000	249,000,000

See accompanying notes to financial statements.

27

State Street Master Funds

State Street Money Market Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
CERTIFICATES OF DEPOSIT – (continued)
Sumitomo Mitsui Banking Corp.(a)	0.620%	07/28/2016	07/28/2016	$116,700,000	$116,699,994
Sumitomo Mitsui Banking Corp.(a)	0.650%	08/01/2016	08/01/2016	300,000,000	300,000,000
Sumitomo Mitsui Banking Corp.(a)	0.650%	09/13/2016	09/13/2016	200,000,000	200,000,000
Sumitomo Mitsui Banking Corp.(a)	0.700%	08/15/2016	08/15/2016	200,000,000	200,000,000
Sumitomo Mitsui Banking Corp.(a)	0.700%	09/02/2016	09/02/2016	250,000,000	250,000,000
Svenska Handelsbanken AB(a)	0.380%	07/07/2016	07/07/2016	127,000,000	127,000,106
Svenska Handelsbanken AB(a)	0.450%	07/06/2016	07/06/2016	89,000,000	89,001,169
Svenska Handelsbanken AB(a)	0.550%	07/28/2016	07/28/2016	280,000,000	280,001,049
Svenska Handelsbanken AB(a)	0.550%	08/01/2016	08/01/2016	103,000,000	103,000,000
Svenska Handelsbanken AB(a)	0.570%	07/14/2016	07/14/2016	233,000,000	233,006,702
Svenska Handelsbanken AB(a)	0.650%	07/01/2016	07/01/2016	300,000,000	300,000,000
Swedbank AB(a)	0.380%	07/07/2016	07/07/2016	184,000,000	184,000,000
Swedbank AB(a)	0.410%	07/05/2016	07/05/2016	350,000,000	350,000,000
Toronto Dominion Bank(a)	0.798%	07/21/2016	07/21/2016	183,000,000	183,000,000
UBS AG(c)	0.807%	07/01/2016	11/01/2016	150,000,000	150,000,000
Wells Fargo Bank NA(a)	0.697%	07/01/2016	07/01/2016	157,700,000	157,700,000
Wells Fargo Bank NA(a)	0.797%	07/08/2016	07/08/2016	200,000,000	200,000,000
Wells Fargo Bank NA(a)	0.797%	07/12/2016	07/12/2016	225,000,000	225,000,000
Wells Fargo Bank NA(c)	0.819%	07/05/2016	09/02/2016	250,000,000	250,000,000
Wells Fargo Bank NA(c)	0.840%	07/01/2016	10/04/2016	103,000,000	103,000,000
Wells Fargo Bank NA(c)	0.850%	07/01/2016	10/07/2016	245,000,000	245,000,000

TOTAL CERTIFICATES OF DEPOSIT					16,532,452,905

FINANCIAL COMPANY COMMERCIAL PAPER – 26.7%
Australia & New Zealand Banking Group Ltd.(a)	0.550%	08/08/2016	08/08/2016	125,000,000	124,927,431
Australia & New Zealand Banking Group Ltd.(a)	0.600%	09/16/2016	09/16/2016	60,000,000	59,923,000
Australia & New Zealand Banking Group Ltd.(a)	0.620%	09/01/2016	09/01/2016	250,000,000	249,733,056
Australia & New Zealand Banking Group Ltd.(a)	0.630%	09/01/2016	09/01/2016	90,000,000	89,902,350
Bank Nederlandse Gemeenten(a)	0.400%	07/05/2016	07/05/2016	94,000,000	93,995,822
Bank of Nova Scotia(b)(c)	0.797%	07/12/2016	08/12/2016	300,000,000	300,000,000
BNP Paribas(a)	0.600%	07/11/2016	07/11/2016	52,000,000	51,991,333
BNP Paribas(a)	0.790%	09/12/2016	09/12/2016	52,000,000	51,916,699
Caisse des Depots et Consignations(a)	0.375%	07/07/2016	07/07/2016	289,000,000	288,981,937
Caisse des Depots et Consignations(a)	0.410%	07/06/2016	07/06/2016	140,000,000	139,992,028
Caisse des Depots et Consignations(a)	0.610%	07/18/2016	07/18/2016	165,000,000	164,952,471
Caisse des Depots et Consignations(a)	0.635%	09/12/2016	09/12/2016	225,000,000	224,710,281
Caisse des Depots et Consignations(a)	0.640%	09/09/2016	09/09/2016	200,000,000	199,751,111

See accompanying notes to financial statements.

28

State Street Master Funds

State Street Money Market Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
FINANCIAL COMPANY COMMERCIAL PAPER – (continued)
Commonwealth Bank of Australia(a)	0.580%	09/09/2016	09/09/2016	$43,000,000	$42,951,505
CPPIB Capital, Inc.(a)	0.400%	07/26/2016	07/26/2016	200,000,000	199,944,444
CPPIB Capital, Inc.(a)	0.400%	07/28/2016	07/28/2016	275,000,000	274,917,500
DBS Bank Ltd.(a)	0.490%	08/15/2016	08/15/2016	275,000,000	274,831,562
DBS Bank Ltd.(a)	0.510%	07/05/2016	07/05/2016	125,000,000	124,992,917
DBS Bank Ltd.(a)	0.600%	09/16/2016	09/16/2016	200,000,000	199,743,333
DnB Bank ASA(a)	0.630%	08/26/2016	08/26/2016	215,000,000	214,789,300
DnB Bank ASA(a)(b)	0.670%	07/05/2016	07/05/2016	300,000,000	299,977,667
DnB Bank ASA(a)(b)	0.675%	07/11/2016	07/11/2016	350,000,000	349,934,375
DnB Bank ASA(a)(b)	0.685%	07/20/2016	07/20/2016	300,000,000	299,891,542
Erste Abwicklungsanstalt(a)	0.640%	09/14/2016	09/14/2016	100,000,000	99,866,667
Erste Abwicklungsanstalt(a)	0.655%	09/16/2016	09/16/2016	80,000,000	79,887,922
Erste Abwicklungsanstalt(a)	0.700%	09/23/2016	09/23/2016	100,000,000	99,836,667
HSBC Bank PLC(b)(c)	0.818%	07/04/2016	08/04/2016	100,000,000	100,013,895
HSBC Bank PLC(a)(b)	0.823%	07/25/2016	07/25/2016	250,000,000	250,000,000
HSBC Bank PLC(b)(c)	0.827%	07/12/2016	08/12/2016	200,000,000	200,000,000
HSBC Bank PLC(b)(c)	0.840%	07/04/2016	08/17/2016	200,000,000	200,000,000
KFW International Finance, Inc.(a)	0.420%	07/28/2016	07/28/2016	220,000,000	219,930,700
National Australia Bank Ltd.(a)	0.360%	07/01/2016	07/01/2016	275,000,000	275,000,000
National Australia Bank Ltd.(a)	0.600%	08/25/2016	08/25/2016	125,000,000	124,885,417
National Australia Bank Ltd.(c)	0.778%	07/18/2016	10/18/2016	125,000,000	125,000,000
National Australia Bank Ltd.(b)(c)	0.785%	07/07/2016	10/07/2016	65,250,000	65,250,000
National Australia Bank Ltd.(b)(c)	0.793%	07/05/2016	08/04/2016	245,000,000	245,000,000
National Securities Clearing Corp.(a)	0.420%	07/05/2016	07/05/2016	75,000,000	74,996,500
Nederlandse Waterschapsbank NV(a)	0.570%	09/08/2016	09/08/2016	211,000,000	210,769,482
Nederlandse Waterschapsbank NV(a)	0.615%	09/13/2016	09/13/2016	125,000,000	124,841,979
Nederlandse Waterschapsbank NV(a)(b)	0.650%	07/14/2016	07/14/2016	165,000,000	164,961,271
Nordea Bank AB(a)(b)	0.660%	07/20/2016	07/20/2016	290,000,000	289,898,983
NRW.Bank(a)	0.385%	07/08/2016	07/08/2016	89,000,000	88,993,337
NRW.Bank(a)	0.385%	07/11/2016	07/11/2016	273,000,000	272,970,804
NRW.Bank(a)	0.385%	07/18/2016	07/18/2016	250,000,000	249,954,549
NRW.Bank(a)	0.400%	07/01/2016	07/01/2016	237,000,000	237,000,000
NRW.Bank(a)	0.400%	07/13/2016	07/13/2016	175,000,000	174,976,667
NRW.Bank(a)	0.550%	07/20/2016	07/20/2016	500,000,000	499,875,761
Skandinaviska Enskilda Banken AB(a)(b)	0.665%	07/15/2016	07/15/2016	235,000,000	234,938,888
Skandinaviska Enskilda Banken AB(a)(b)	0.670%	07/05/2016	07/05/2016	86,000,000	85,993,598
Societe Generale SA(a)	0.660%	09/02/2016	09/02/2016	126,000,000	125,854,470
Societe Generale SA(a)	0.660%	09/06/2016	09/06/2016	200,000,000	199,754,333
Societe Generale SA(a)	0.700%	07/01/2016	07/01/2016	190,000,000	190,000,000
Sumitomo Mitsui Banking Corp.(a)	0.650%	08/04/2016	08/04/2016	330,000,000	329,797,417

See accompanying notes to financial statements.

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Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
FINANCIAL COMPANY COMMERCIAL PAPER – (continued)
Svenska Handelsbanken AB(a)(b)	0.720%	07/12/2016	07/12/2016	$250,000,000	$249,945,000
Swedbank AB(a)	0.585%	08/25/2016	08/25/2016	100,000,000	99,910,625
Swedbank AB(a)	0.585%	08/30/2016	08/30/2016	200,000,000	199,805,000
Swedbank AB(a)	0.675%	07/05/2016	07/05/2016	58,000,000	57,995,650
Swedbank AB(a)	0.675%	07/06/2016	07/06/2016	164,000,000	163,984,625
Swedbank AB(a)	0.675%	07/11/2016	07/11/2016	100,000,000	99,981,250
Toyota Motor Credit Corp.(c)	0.752%	07/15/2016	07/18/2016	95,000,000	95,000,000
Toyota Motor Credit Corp.(a)	0.757%	07/13/2016	07/13/2016	150,000,000	150,000,000
Toyota Motor Credit Corp.(a)	0.758%	07/19/2016	07/19/2016	90,000,000	90,000,000

TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					11,169,623,121

OTHER NOTES – 8.5%
Apple, Inc.(a)	0.390%	07/06/2016	07/06/2016	245,000,000	244,987,118
Bank of America NA(a)	0.627%	07/01/2016	07/01/2016	150,000,000	150,000,000
Bank of America NA(c)	0.645%	07/11/2016	08/10/2016	143,000,000	143,000,000
Bank of America NA(c)	0.647%	07/04/2016	09/01/2016	141,000,000	141,000,000
Bank of America NA(c)	0.787%	07/12/2016	10/11/2016	85,000,000	85,000,000
Bank of America NA(c)	0.787%	07/11/2016	10/11/2016	85,000,000	85,000,000
Bank of America NA(c)	0.792%	07/15/2016	08/15/2016	75,000,000	75,000,000
Bank of America NA(c)	0.797%	07/13/2016	10/13/2016	145,000,000	145,000,000
Bank of America NA(a)	0.798%	07/22/2016	07/22/2016	170,000,000	170,000,000
JPMorgan Chase Bank NA(c)	0.835%	07/22/2016	08/22/2016	175,000,000	175,000,000
JPMorgan Chase Bank NA(a)	0.760%	08/05/2016	08/05/2016	260,000,000	260,000,000
Lloyds Bank PLC(a)	0.300%	07/01/2016	07/01/2016	154,262,000	154,262,000
Nordea Bank AB(a)	0.280%	07/01/2016	07/01/2016	625,000,000	625,000,000
Province of Quebec Canada(a)	0.390%	07/21/2016	07/21/2016	210,000,000	209,954,500
Royal Bank of Canada(c)	0.747%	07/07/2016	08/08/2016	155,000,000	155,000,000
Svenska Handelsbanken AB(a)	0.300%	07/01/2016	07/01/2016	340,000,000	340,000,000
Wells Fargo Bank NA(c)	0.698%	07/20/2016	08/19/2016	227,000,000	227,000,000
Wells Fargo Bank NA(a)	0.778%	08/09/2016	08/09/2016	155,000,000	155,000,000

TOTAL OTHER NOTES					3,540,203,618

GOVERNMENT AGENCY DEBT – 4.6%
Federal Home Loan Bank(a)	0.280%	07/06/2016	07/06/2016	315,000,000	314,987,969
Federal Home Loan Bank(a)	0.282%	07/01/2016	07/01/2016	400,000,000	400,000,000
Federal Home Loan Bank(a)	0.295%	07/08/2016	07/08/2016	313,000,000	312,982,350
Federal Home Loan Bank(a)	0.336%	08/22/2016	08/22/2016	250,000,000	249,880,833
Federal Home Loan Bank(a)	0.357%	07/22/2016	07/22/2016	243,000,000	242,950,388
Federal Home Loan Bank(a)	0.367%	07/20/2016	07/20/2016	290,000,000	289,944,900
Federal Home Loan Bank(a)	0.470%	08/24/2016	08/24/2016	100,000,000	99,950,650

TOTAL GOVERNMENT AGENCY DEBT					1,910,697,090

See accompanying notes to financial statements.

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Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – 4.4%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/30/2016 (collateralized by Government National Mortgage Associations, 3.500% – 4.000% due 10/20/2042 – 04/20/2044, valued at $25,500,000); expected proceeds $25,000,306	0.440%	07/01/2016	07/01/2016	$25,000,000	$25,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2016 (collateralized by Federal National Mortgage Associations, 3.000% – 4.000% due 09/01/2031 – 01/01/2046, Government National Mortgage Associations, 2.500% – 4.000% due 03/20/2040 – 04/20/2046, U.S. Treasury Bills, 0.000% due 09/29/2016 – 06/22/2017, and U.S. Treasury Notes, 0.625% – 0.750% due 10/31/2017 – 06/30/2018, valued at $207,060,000); expected proceeds $203,002,256	0.400%	07/01/2016	07/01/2016	203,000,000	203,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/24/2016 (collateralized by a Government National Mortgage Association, 3.500% due 06/20/2046, valued at $306,000,001); expected proceeds $300,022,167	0.380%	07/01/2016	07/01/2016	300,000,000	300,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/27/2016 (collateralized by Government National Mortgage Associations, 3.500% due 03/20/2046 – 06/20/2046, valued at $367,200,000); expected proceeds $360,032,000	0.400%	07/05/2016	07/05/2016	360,000,000	360,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/30/2016 (collateralized by Federal National Mortgage Associations, 2.500% – 4.500% due 08/01/2022 – 03/01/2046, valued at $187,680,000); expected proceeds $184,002,147	0.420%	07/01/2016	07/01/2016	184,000,000	184,000,000
Agreement with ING Financial Markets, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/27/2016 (collateralized by Federal National Mortgage Associations, 2.500% – 6.000% due 06/01/2027 – 08/01/2045, valued at $153,001,235); expected proceeds $150,012,667	0.380%	07/05/2016	07/05/2016	150,000,000	150,000,000

See accompanying notes to financial statements.

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Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/30/2016 (collateralized by Federal National Mortgage Associations, 2.500% – 8.000% due 08/01/2016 – 03/01/2046, valued at $25,501,688); expected proceeds $25,000,313	0.450%	07/01/2016	07/01/2016	$25,000,000	$25,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/28/2016 (collateralized by a Federal National Mortgage Association, 3.500% due 05/01/2042, and a Government National Mortgage Association, 3.500% due 03/20/2046, valued at $153,000,001); expected proceeds $150,013,125	0.450%	07/05/2016	07/05/2016	150,000,000	150,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/30/2016 (collateralized by a Federal National Mortgage Association, 2.100% due 11/30/2021, valued at $119,340,969); expected proceeds $117,001,333	0.410%	07/01/2016	07/01/2016	117,000,000	117,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/30/2016 (collateralized by Federal National Mortgage Associations, 3.500% – 4.500% due 04/01/2035 – 06/01/2045, valued at $170,340,000); expected proceeds $167,001,948	0.420%	07/01/2016	07/01/2016	167,000,000	167,000,000
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 06/30/2016 (collateralized by Federal Home Loan Mortgage Corporations, 0.875% – 6.750% due 06/29/2017 – 03/15/2031, Federal National Mortgage Associations, 0.875% – 7.250% due 12/20/2017 – 09/01/2045, a U.S. Treasury Inflation Index Bond, 2.375% due 01/15/2027, and a U.S. Treasury Inflation Index Note, 0.625% due 07/15/2021, valued at $161,161,841); expected proceeds $158,001,756	0.400%	07/01/2016	07/01/2016	158,000,000	158,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					1,839,000,000

OTHER REPURCHASE AGREEMENTS – 2.7%
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/10/2016 (collateralized by various Corporate Bonds, 1.125% – 10.500% due 07/27/2016 – 01/01/2049, and a Federal Home Loan Bank, 0.512% due 12/15/2017, valued at $268,235,049); expected proceeds $250,469,722(d)	0.760%	07/01/2016	09/07/2016	250,000,000	250,000,000

See accompanying notes to financial statements.

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Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
OTHER REPURCHASE AGREEMENTS – (continued)
Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co. (Tri-Party), dated 06/30/2016 (collateralized by various Corporate Bonds, 3.625% – 10.000% due 10/15/2016 – 12/15/2037, valued at $57,504,585); expected proceeds $50,109,514(d)	0.830%	10/03/2016	10/03/2016	$50,000,000	$50,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/23/2016 (collateralized by various Common Stocks, and Federal National Mortgage Associations, 3.500% – 5.000% due 02/01/2037 – 06/01/2046, valued at $338,118,981); expected proceeds $325,455,000(d)	0.560%	07/01/2016	09/21/2016	325,000,000	325,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/30/2016 (collateralized by various Common Stocks, and Federal National Mortgage Associations, 3.000% – 4.500% due 09/01/2028 – 10/01/2045, valued at $330,781,360); expected proceeds $320,005,511(d)	0.620%	07/01/2016	09/30/2016	320,000,000	320,000,000
Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/24/2016 (collateralized by various Common Stocks, valued at $216,032,295); expected proceeds $200,508,593(d)	0.769%	10/21/2016	10/21/2016	200,000,000	200,000,000

TOTAL OTHER REPURCHASE AGREEMENTS					1,145,000,000

TREASURY REPURCHASE AGREEMENTS – 7.2%
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2016 (collateralized by U.S. Treasury Bills, 0.000% due 09/01/2016 – 06/22/2017, U.S. Treasury Notes, 0.750% – 2.750% due 10/31/2017 – 06/30/2023, and a U.S. Treasury Strip, 0.000% due 08/15/2017, valued at $186,660,029); expected proceeds $183,001,983	0.390%	07/01/2016	07/01/2016	183,000,000	183,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/24/2016 (collateralized by U.S. Treasury Notes, 1.500% – 3.625% due 02/15/2021 – 02/28/2023, valued at $255,000,046); expected proceeds $250,018,472	0.380%	07/01/2016	07/01/2016	250,000,000	250,000,000

See accompanying notes to financial statements.

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Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2016 (collateralized by U.S. Treasury Notes, 1.750% – 2.000% due 09/30/2020 – 01/31/2023, valued at $396,780,082); expected proceeds $389,004,754	0.440%	07/01/2016	07/01/2016	$389,000,000	$389,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/24/2016 (collateralized by a U.S. Treasury Bill, 0.000% due 07/21/2016, U.S. Treasury Bonds, 2.500% – 6.750% due 08/15/2023 – 08/15/2045, and U.S. Treasury Notes, 0.500% – 3.750% due 07/15/2016 – 02/15/2023, valued at $255,000,005); expected proceeds $250,018,472	0.380%	07/01/2016	07/01/2016	250,000,000	250,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/24/2016 (collateralized by a U.S. Treasury Bill, 0.000% due 07/21/2016, U.S. Treasury Bonds, 3.125% – 6.875% due 08/15/2025 – 02/15/2042, and U.S. Treasury Notes, 0.625% – 4.250% due 11/15/2017 – 06/30/2018, valued at $102,000,071); expected proceeds $100,007,000	0.360%	07/01/2016	07/01/2016	100,000,000	100,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2016 (collateralized by a U.S. Treasury Bond, 3.625% due 08/15/2043, and U.S. Treasury Notes, 0.875% – 1.875% due 10/15/2018 – 05/31/2022, valued at $140,760,059); expected proceeds $138,001,687	0.440%	07/01/2016	07/01/2016	138,000,000	138,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/27/2016 (collateralized by U.S. Treasury Strips, 0.000% due 08/15/2027 – 08/15/2039, valued at $153,001,270); expected proceeds $150,012,667	0.380%	07/05/2016	07/05/2016	150,000,000	150,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/29/2016 (collateralized by U.S. Treasury Strips, 0.000% due 08/15/2026 – 08/15/2040, valued at $255,002,500); expected proceeds $250,015,556	0.320%	07/06/2016	07/06/2016	250,000,000	250,000,000

See accompanying notes to financial statements.

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Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with President and Fellows of Harvard College, dated 06/27/2016 (collateralized by a U.S. Treasury Note, 0.000% due 11/30/2017, valued at $150,773,277); expected proceeds $150,773,450	0.700%	07/05/2016	07/05/2016	$150,750,000	$150,750,000
Agreement with President and Fellows of Harvard College, dated 06/28/2016 (collateralized by U.S. Treasury Notes, 0.000% due 09/15/2017 – 12/31/2017, valued at $503,262,398); expected proceeds $504,688,779	0.650%	07/05/2016	07/05/2016	504,625,000	504,625,000
Agreement with President and Fellows of Harvard College, dated 06/30/2016 (collateralized by U.S. Treasury Notes, 0.000% due 10/31/2020 – 09/30/2021, valued at $383,666,890); expected proceeds $382,887,061	0.620%	07/01/2016	07/06/2016	382,847,500	382,847,500
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/30/2016 (collateralized by a U.S. Treasury Inflation Index Note, 0.375% due 07/15/2023, and U.S. Treasury Notes, 1.625% – 2.375% due 03/31/2019 – 08/15/2024, valued at $102,000,099); expected proceeds $100,007,778	0.400%	07/07/2016	07/07/2016	100,000,000	100,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/30/2016 (collateralized by U.S. Treasury Inflation Index Bonds, 2.375% – 3.625% due 01/15/2025 – 04/15/2028, and a U.S. Treasury Note, 2.375% due 08/15/2024, valued at $171,360,030); expected proceeds $168,001,867	0.400%	07/01/2016	07/01/2016	168,000,000	168,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					3,016,222,500

TOTAL INVESTMENTS(e)(f) – 99.2%					41,431,982,010
Other Assets in Excess of Liabilities – 0.8%					318,479,537

NET ASSETS – 100.0%					$41,750,461,547

(a)	Rate represents annualized yield at date of purchase.

(b)

Rule 144A, Section 4(a)(2) or other security, which is restricted to resale to institutional investors. The Portfolio’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $4,407,739,674 or 10.6% of net assets as of June 30, 2016.

(c)	Variable Rate Security – Interest rate shown is rate in effect at June 30, 2016.

(d)	Illiquid security. These securities represent $1,145,000,000 or 2.7% of net assets as of June 30, 2016.

(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).

(f)	Also represents the cost for federal tax purposes.

See accompanying notes to financial statements.

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Statement of Assets and Liabilities

June 30, 2016 (Unaudited)

Assets
Investments in securities, at value and cost (Note 2)	$35,431,759,510
Repurchase agreements, at amortized cost	6,000,222,500

Total Investments	41,431,982,010
Cash	305,126,768
Interest receivable (Note 2)	16,256,282

Total assets	41,753,365,060
Liabilities
Advisory fee payable (Note 5)	1,858,937
Custodian fees payable (Note 3)	985,185
Professional fees payable	17,506
Printing fee payable	8,457
Accrued expenses and other liabilities	33,428

Total liabilities	2,903,513

Net Assets	$41,750,461,547

See accompanying notes to financial statements.

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Statement of Operations

For the Six Months Ended June 30, 2016 (Unaudited)

Investment Income
Interest income	$34,127,184
Dividend income – unaffiliated issuers (Note 2)	90,213,508

Total Investment Income (loss)	124,340,692

Expenses
Advisory fee (Note 4)	11,546,466
Administration and custody fees	2,630,925
Trustees’ fees and expenses (Note 5)	384,135
Professional fees	113,970
Printing expense	9,360
Insurance expense	44,893
Miscellaneous expenses	61,726

Total expenses	14,791,475

Net Investment Income (loss)	109,549,217

Realized Gain (loss):
Net realized gain (loss) on:
Investment transactions	35,306

Net Increase (Decrease) in Net Assets from Operations	$109,584,523

See accompanying notes to financial statements.

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Statements of Changes in Net Assets

	Six Months Ended 6/30/16 (Unaudited)	Year Ended 12/31/15
Increase (decrease) in Net Assets From Operations:
Net investment income (loss)	$109,549,217	$71,094,797
Net realized gain (loss)	35,306	160,294

Net increase (decrease) in net assets resulting from operations	109,584,523	71,255,091

Capital Transactions:
Contributions	45,475,714,064	85,345,364,590
Withdrawals	(51,518,693,322)	(78,437,231,019)

Net increase (decrease) in net assets from capital transactions	(6,042,979,258)	6,908,133,571

Net Increase (Decrease) in Net Assets During the Period	(5,933,394,735)	6,979,388,662
Net Assets at Beginning of Period	47,683,856,282	40,704,467,620

Net Assets at End of Period	$41,750,461,547	$47,683,856,282

See accompanying notes to financial statements.

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Financial Highlights

Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/16 (Unaudited)		Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11
Total return(a)	0.24%		0.17%	0.13%	0.15%	0.26%	0.20%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$41,750,462		$47,683,856	$40,704,468	$34,053,304	$27,508,762	$22,780,186
Ratios to average net assets:
Total expenses	0.06	%(b)	0.07%	0.07%	0.06%	0.06%	0.07%
Net expenses	0.06	%(b)	0.07%	0.07%	0.06%	0.06%	0.07%
Net investment income (loss)	0.47	%(b)	0.17%	0.13%	0.15%	0.25%	0.20	%(c)

(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.

(b)	Annualized.

(c)	Results reflect the effect of expense waivers. Without these waivers, net investment income would have been lower.

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Notes to Financial Statements

June 30, 2016 (Unaudited)

1.	Organization

The State Street Master Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company that was organized as a Massachusetts business trust on July 27, 1999.

As of June 30, 2016, the Trust consists of six (6) series each of which represents a separate series of beneficial interest in the Trust. State Street Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares at with no par value. The financial statements herein relate only to State Street Money Market Portfolio.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.

The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.

Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or

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State Street Master Funds

State Street Money Market Portfolio

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Portfolio had no transfers between levels for the period ended June 30, 2016.

Investment Transactions and Income Recognition

Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premium and discounts are amortized/accreted for financial reporting purposes.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.

Expenses

Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses, which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolios within the Trust.

Distributions

Distributions from net investment income if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

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State Street Master Funds

State Street Money Market Portfolio

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

3.	Securities and Other Investments

Repurchase Agreements

The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.

The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.

As of June 30, 2016, the Portfolio had invested in repurchase agreements with the gross values of $6,000,222,500 and associated collateral equal to at least $6,141,724,761, though the value may be greater.

4.	Fees and Transactions with Affiliates

Advisory Fee

The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.

Administrator and Sub-Administrator

SSGA FM serves as administrator and State Street serves as custodian, sub-administrator and transfer agent. SSGA FM and State Street receive an annual fee for their services as administrator, custodian, sub-administrator and transfer agent, respectively. The annual fee is accrued daily and payable monthly at the following fee rate:

Asset Levels	Annual percentage of average aggregate monthly net assets
First $400 million	0.03%
Next $15 billion	0.02%
Thereafter	0.01%
Minimum annual fee per Portfolio	$150,000

The minimum fee will be calculated by multiplying the minimum per portfolio fee by the number of portfolios within the Trust to arrive at the total minimum fee. The greater of the asset based fee or the minimum fee will be charged to the portfolios. SSGA FM and State Street each receive a portion of the fee.

42

State Street Master Funds

State Street Money Market Portfolio

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

5.	Trustees’ Fees

The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

6.	Income Tax Information

The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio is deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. The federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

At June 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

7.	Risks

Concentration Risk

As a result of the Portfolio’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio were more broadly diversified.

Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).

Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to

43

State Street Master Funds

State Street Money Market Portfolio

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.

8.	Rule Issuance

On July 23, 2014, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to the governing rules for money market funds. The amendments require that, following a two-year implementation timeframe, institutional prime and institutional tax exempt money market funds adopt a floating net asset value effective in October 2016. The rule changes also allow for certain liquidity-based redemption fees and gates, and include enhanced requirements for disclosure and stress testing. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Portfolio’s financial statements related disclosure.

9.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements other than below.

On May 20, 2016, the Board approved an Agreement and Plan of Reorganization (the “Plan”) whereby the SSGA Prime Money Market Fund and SSGA Money Market Fund, each a series of SSGA Funds, will merge with and into the State Street Institutional Liquid Reserve Fund, a series of State Street Institutional Investment Trust, and a feeder fund of State Street Money Market Portfolio, a series of State Street Master Trust, as set forth below effective August 26, 2016:

Selling Funds (Acquired Funds)	Buying Fund (Acquiring Fund)	Acquiring Master Portfolio
SSGA Prime Money Market Fund SSGA Money Market Fund	State Street Institutional Liquid Reserves Fund	State Street Money Market Portfolio

A regulatory filing with respect to the reorganization was issued on May 25, 2016. On August 22, 2016, the shareholders of the SSGA Funds (Selling Funds) approved the reorganization effective August 26, 2016.

44

State Street Master Funds

State Street Money Market Portfolio

Other Information

June 30, 2016 (Unaudited)

Expense Example

As a shareholder of a Fund, you incur two types of costs (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2016 to June 30, 2016.

The table below illustrates your Fund’s cost in two ways:

•

Based on actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return – This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Money Market Portfolio	0.06%	$1,002.40	$0.30	$1,024.60	$0.30

(a)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 366.

45

State Street Master Funds

State Street Money Market Portfolio

Other Information — (continued)

June 30, 2016 (Unaudited)

Proxy Voting Policies and Procedures and Record

The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio have adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083, (ii) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or (iii) at the U.S. Securities and Exchange Commission’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding how the Portfolio voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

Quarterly Portfolio Schedule

The Portfolio will file their complete schedules of investments with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Portfolio’s semi-annual and annual financial statements. The Portfolio’s Form N-Q is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iii) at the Securities and Exchange Commission’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.

Monthly Portfolio Schedule

The Portfolio files its monthly portfolio holdings with the U.S. Securities and Exchange Commission on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. The Portfolio’s Form N-MFP is available (i) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or (ii) at the Securities and Exchange Commission’s public reference room.

46

State Street Master Funds

State Street Money Market Portfolio

Other Information — (continued)

June 30, 2016 (Unaudited)

Trustee Considerations in Approving Continuation of

Investment Advisory Agreements1

Overview of the Contract Review Process

Under the Investment Company Act of 1940, an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.

Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds and State Street Institutional Investment Trust (each a “Trust” and together, the “Trusts”), met on April 14-15, 2016 and May 19-20, 2016, including in Executive Sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to each portfolio series of each Trust (each, a “Fund” and collectively, the “Funds”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully.2 The Independent Trustees were separately represented by co-counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreements. Following the April 14-15, 2016 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 19-20, 2016 meeting. The Independent Trustees considered, among other things, the following:

Information about Performance, Expenses and Fees

•	A report prepared by an independent third-party provider of investment company data, which includes for each Fund:

•

Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2015, as applicable, to the performance of an appropriate benchmark for the Fund and a universe of other mutual funds with similar investment objectives and policies;

[1]

Over the course of more than 15 years, the Independent Trustees have identified numerous relevant issues, factors and concerns (“issues, factors and concerns”) that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the “annual review process”). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the “special meeting”). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.

[2]	Certain Funds had either recently commenced operations or had yet to commence operations, and as such, the Advisory Agreement was not up for renewal with respect to such Funds.

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State Street Master Funds

State Street Money Market Portfolio

Other Information — (continued)

June 30, 2016 (Unaudited)

•	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider;

•	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five years, as applicable; and

•	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.

•

Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Funds, as applicable; and

•	Profitability analyses for (a) the Adviser with respect to each Fund and (b) affiliates of the Adviser that provide services to the Funds (“Affiliated Service Providers”).

Information about Portfolio Management

•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;

•	Information concerning the allocation of brokerage; and

•	Information regarding the procedures and processes used to value the assets of the Funds.

Information about the Adviser

•	Reports detailing the financial results and condition of the Adviser and its affiliates;

•	Descriptions of the qualifications, education and experience of the individual investment professionals responsible for managing the portfolios of the Funds;

•	Information relating to compliance with and the administration of each Code of Ethics adopted by the Adviser;

•	A copy of the Adviser’s proxy voting policies and procedures;

•

Information concerning the resources devoted by the Adviser to overseeing compliance by the Funds and their service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the Funds; and

•	A description of the business continuity and disaster recovery plans of the Adviser; and

•	Information regarding the Adviser’s risk management processes.

Other Relevant Information

•	Information concerning the nature, quality and cost of services provided to the Funds by SSGA FM in its capacity as the Fund’s Administrator;

•	Information concerning the nature, quality and cost of various non-investment management services provided to the Funds by affiliates of the Adviser, including the custodian, sub-administrator, fund

48

State Street Master Funds

State Street Money Market Portfolio

Other Information — (continued)

June 30, 2016 (Unaudited)

accountant, transfer agent and securities lending agent of the Funds, and the role of the Adviser in managing the Funds’ relationship with these service providers;

•

Draft responses to a letter from Joseph P. Barri, LLC, co-counsel along with the law firm of Sullivan & Worcester LLP (together, “Independent Counsel”) to the Independent Trustees, reviewed prior to such date by Independent Counsel, requesting specific information from each of:

•

SSGA FM, in its capacity as the Funds’ Adviser and Administrator, with respect to its operations relating to the Funds and its approximate profit margins before taxes from such operations for the Funds’ last fiscal year; and the relevant operations of other affiliated service providers to the Funds, together with their approximate profit margins from such relevant operations for the Funds’ last fiscal year;

•

State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, transfer agent, securities lending agent, and shareholder services for the Funds, with respect to its operations relating to the Funds; and

•

State Street Global Markets, LLC, the principal underwriter and distributor of the shares of the Funds (the “Distributor”), with respect to its operations relating to the Funds, together with the Funds’ related distribution plans and arrangements under SEC Rule 12b-1;

•

Information from SSGA FM and State Street with respect to State Street Master Funds and State Street Institutional Investment Trust, and the Distributor with respect to State Street Institutional Investment Trust, providing any material changes to the previous information supplied in response to the letter from Joseph P. Barri, LLC prior to the Executive Sessions of the Board on May 19-20, 2016;

•

Materials provided by Broadridge Financial Solutions, Inc., the successor by acquisition to the producer of Lipper materials used in previous years (“Broadridge”), circulated to the Independent Trustees and to Independent Counsel, with respect to the Funds for which such materials were then available; and

•	A summary of the foregoing materials prepared by Independent Counsel.

In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Funds throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Funds and the investment strategies used in pursuing each Fund’s investment objective.

The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund.

49

State Street Master Funds

State Street Money Market Portfolio

Other Information — (continued)

June 30, 2016 (Unaudited)

Results of the Process

Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 19-20, 2016 the Board, including a majority of the Independent Trustees, voted to approve the adoption of, as applicable, and the continuation of the Advisory Agreements effective June 1, 2016, for an additional year with respect to all Funds.

Nature, Extent and Quality of Services

In considering whether to approve the Advisory Agreements, the Board evaluated the nature, extent and quality of services provided to each Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various Funds that invest primarily in equity securities. With respect to those Funds that invest primarily in fixed-income securities, the Board considered the extensive experience and resources committed by the Adviser to the evaluation of credit, interest-rate and currency risks. With respect to certain Funds that operate as money market mutual funds, the Board considered the Adviser’s success in maintaining the constant dollar value of each Fund through extraordinary market conditions, and the Board noted that it was being asked to approve a floating net asset value for certain other money market funds. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Funds by senior management.

The Board reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in monitoring each Fund’s securities lending activities.

On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Funds.

Fund Performance

The Board compared each Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2015 by evaluating the performance of the Funds’ feeder fund. With respect to the money market Funds, the Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in

50

State Street Master Funds

State Street Money Market Portfolio

Other Information — (continued)

June 30, 2016 (Unaudited)

performance relative to other funds in such Group and Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.

On the basis of the foregoing and other relevant information, the Board concluded that the performance of each operational Fund is satisfactory or better (a) by comparison to the performance of its peer group funds or (b) after considering steps taken by management to improve the performance of certain Funds.

Management Fees and Expenses

The Board reviewed the contractual investment advisory fee rates payable by each Fund and actual fees paid by each Fund, net of waivers. As part of its review, the Board considered each Fund’s management fee, including the portion attributable to administrative services provided by SSGA FM, and total expense ratio (both before and after giving effect to any expense caps), as compared to its “Expense Group” and “Expense Universe,” as constructed by Broadridge, and the related Broadridge analysis for each of the Funds. The Board also considered the comparability of the fees charged and the services provided to each Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of various Funds to limit the total expenses borne by shareholders of such Funds.

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of each Fund compare favorably to the fees and expenses of similar mutual funds and are reasonable in relation to the services provided.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to each Fund and to all Funds as a group. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers, together with the ranges of profitability of each of the Affiliated Service Providers with respect to their services to the Funds. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Funds’ investments.

The Board concluded that the profitability of the Adviser with respect to each of the Funds, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Funds, were reasonable in relation to the services provided.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund and all Funds as a group, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific Fund or the Funds taken as a whole. The Board concluded that, in light of the current size of each Fund and all Funds as a group, the level of

51

State Street Master Funds

State Street Money Market Portfolio

Other Information — (continued)

June 30, 2016 (Unaudited)

profitability of the Adviser and its affiliates with respect to each Fund and all Funds as a group over various time periods, and the comparatively low management fee and expense ratio of each Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for any Fund at this time.

Conclusions

In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the respective Advisory Agreement.

Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of each Fund and its respective shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

52

Trustees

William L. Boyan

Michael F. Holland

Michael A. Jessee

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Master Funds State Street Bank and Trust Company P.O. Box 5049 Boston, MA 02206	SSITILRMMSAR IBG-20873

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

Semi-Annual Report

30 June 2016

State Street Institutional Investment Trust

State Street Institutional Treasury Plus Money Market Fund

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

State Street Institutional Investment Trust

State Street Institutional Treasury Plus Money Market Fund

Semi-Annual Report

June 30, 2016 (Unaudited)

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

State Street Institutional Investment Trust

State Street Institutional Treasury Plus Money Market Fund

Statement of Assets and Liabilities

June 30, 2016 (Unaudited)

Assets
Investment in corresponding Portfolio, at value (Note 1)	$1,469,666,864
Receivable from Adviser (Note 3)	86,203

Total assets	1,469,753,067
Liabilities
Administration fees payable (Note 3)	135,606
Shareholder servicing fee payable (Note 3)	13,217
Distribution fees payable (Note 3)	4,869
Transfer agent fees payable (Note 3)	6,621
Distribution payable	8,394
Registration and filing fees payable	3,025
Professional fees payable	9,521
Printing fee payable	54,764
Accrued expenses and other liabilities	10,693

Total liabilities	246,710

Net Assets	$1,469,506,357

Net Assets Consist of:
Paid-in Capital	$1,469,507,197
Accumulated net realized gain (loss) on investments	(840)

Net Assets	$1,469,506,357

Premier Class
Net assets	$1,412,373,709
Shares outstanding	1,412,498,286

Net asset value, offering and redemption price per share	$1.00

Investment Class
Net assets	$57,132,648
Shares outstanding	57,156,834

Net asset value, offering and redemption price per share	$1.00

See accompanying notes to financial statements and financial statements of the corresponding portfolio.

1

State Street Institutional Investment Trust

State Street Institutional Treasury Plus Money Market Fund

Statement of Operations

For the Six Months Ended June 30, 2016 (Unaudited)

Income and Expenses allocated from Portfolio
Interest income allocated from Portfolio (Note 2)	$2,341,884
Expenses allocated from Portfolio (Note 2)	(695,160)

Total investment income (loss) allocated from portfolio	1,646,724

Expenses
Administration fees (Note 3)	419,351
Shareholder servicing fees (Note 3)
Investment Class	68,176
Distribution fees (Note 3)
Premier Class	12
Investment Class	27,270
Custodian fees (Note 3)	7,559
Trustees’ fees and expenses (Note 4)	7,897
Transfer agent fees (Note 3)	26,469
Registration and filing fees	33,837
Professional fees	17,606
Printing expense	20,573
Insurance expense	5,287
Miscellaneous expenses	9,269

Total expenses	643,306

Expenses waived/reimbursed by the Adviser (Note 3)	(230,528)
Shareholder servicing fees waived
Investment Class	(25,182)
Distribution fees waived
Investment Class	(27,270)

Net Expenses	360,326

Net Investment Income (Loss)	1,286,398

Net Increase (Decrease) in Net Assets from Operations	$1,286,398

See accompanying notes to financial statements and financial statements of the corresponding portfolio.

2

State Street Institutional Investment Trust

State Street Institutional Treasury Plus Money Market Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/16 (Unaudited)	Year Ended 12/31/15
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$1,286,398	$46,247
Net realized gain (loss)	–	695

Net increase (decrease) in net assets resulting from operations	1,286,398	46,942

Distributions to Shareholders from:
Net investment income
Premier Class	(1,286,398)	(46,249)

From Beneficial Interest Transactions:
Premier Class
Shares sold	2,926,017,855	10,751,778,055
Reinvestment of distributions	1,174,435	40,118
Shares redeemed	(3,199,470,186)	(11,758,126,363)

Net increase (decrease) from capital share transactions	(272,277,896)	(1,006,308,190)

Investment Class
Shares sold	90,700,703	222,890,448
Shares redeemed	(93,609,056)	(237,630,175)

Net increase (decrease) from capital share transactions	(2,908,353)	(14,739,727)

Net Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(275,186,249)	(1,021,047,917)

Net Increase (Decrease) in Net Assets During the Period	(275,186,249)	(1,021,047,224)

Net Assets at Beginning of Period	1,744,692,606	2,765,739,830

Net Assets at End of Period	$1,469,506,357	$1,744,692,606

Undistributed (distribution in excess of) net investment income (loss)	$–	$–

Shares of Beneficial Interest:
Premier Class
Shares sold	2,926,017,855	10,751,778,055
Reinvestment of distributions	1,174,435	40,118
Shares redeemed	(3,199,470,186)	(11,758,126,363)

Net increase (decrease) from share transactions	(272,277,896)	(1,006,308,190)

Investment Class
Shares sold	90,700,703	222,890,448
Shares redeemed	(93,609,056)	(237,630,175)

Net increase (decrease) from share transactions	(2,908,353)	(14,739,727)

See accompanying notes to financial statements and financial statements of the corresponding portfolio.

3

State Street Institutional Investment Trust

State Street Institutional Treasury Plus Money Market Fund

Financial Highlights

Selected data for a share outstanding throughout each period(a)

	Premier Class
	Six Months Ended 6/30/16 (Unaudited)		Year Ended 12/31/15		Year Ended 12/31/14		Year Ended 12/31/13		Year Ended 12/31/12	Year Ended 12/31/11
Net Asset Value, Beginning of Period	$1.0000		$1.0000		$1.0000		$1.0000		$1.0000	$1.0000

Income (loss) from Investment Operations:
Net investment income (loss)	0.0008		0.0000	(b)	0.0000	(b)	(0.0001)		0.0002	0.0001
Net realized gain (loss)	0.0000	(b)	0.0000	(b)	0.0000	(b)	0.0001		0.0000 (b)	0.0000 (b)

Total from investment operations	0.0008		0.0000	(b)	0.0000	(b)	0.0000	(b)	0.0002	0.0001

Distributions to Shareholders From:
Net investment income	(0.0008)		0.0000	(b)	–		0.0000	(b)	(0.0002)	(0.0001)
Net realized gains	–		–		–		0.0000	(b)	–	–

Total Distributions	(0.0008)		0.0000	(b)	–		0.0000	(b)	(0.0002)	(0.0001)

Net Asset Value, End of Period	$1.0000		$1.0000		$1.0000		$1.0000		$1.0000	$1.0000

Total Return(c)	0.08%		0.00	%(d)	0.00	%(d)	0.00	%(d)	0.02%	0.01%
Ratios and Supplemental Data:
Net Assets, End of Period (in 000s)	$1,412,374		$1,684,652		$2,690,959		$2,679,596		$2,203,141	$1,220,159
Ratios to average net assets(a):
Total expenses	0.15	%(e)	0.14%		0.13%		0.13%		0.14%	0.14%
Net expenses	0.12	%(e)	0.06%		0.05%		0.08%		0.11%	0.06%
Net investment income (loss)	0.16	%(e)	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.02%	0.01%

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio.

(b)	Amount is less than $0.00005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(d)	Amount is less than 0.005% per share.

(e)	Annualized.

See accompanying notes to financial statements and financial statements of the corresponding portfolio.

4

State Street Institutional Investment Trust

State Street Institutional Treasury Plus Money Market Fund

Financial Highlights

Selected data for a share outstanding throughout each period(a)

	Investment Class
	Six Months Ended 6/30/16 (Unaudited)		Year Ended 12/31/15		Year Ended 12/31/14		Year Ended 12/31/13		Year Ended 12/31/12		Year Ended 12/31/11
Net Asset Value, Beginning of Period	$1.0000		$1.0000		$1.0000		$1.0000		$1.0000		$1.0000

Income (loss) from Investment Operations
Net investment income (loss)	–		0.0000	(b)	0.0000	(b)	(0.0001)		0.0000	(b)	0.0000	(b)
Net realized gain (loss)	–		0.0000	(b)	0.0000	(b)	0.0001		0.0000	(b)	0.0000	(b)

Total from investment operations	–		0.0000	(b)	0.0000	(b)	0.0000	(b)	0.0000	(b)	0.0000	(b)

Distributions to Shareholders From:
Net realized gains	–		–		–		(0.0000	)(b)	–		–

Total distributions	–		–		–		(0.0000	)(b)	–		–

Net Asset Value, End of Period	$1.0000		$1.0000		$1.0000		$1.0000		$1.0000		$1.0000

Total Return(c)	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.00	%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$57,133		$60,041		$74,781		$73,449		$95,222		$141,023
Ratios to average net assets(a):
Total expenses	0.50	%(e)	0.49%		0.48%		0.48%		0.49%		0.49%
Net expenses	0.28	%(e)	0.06%		0.05%		0.08%		0.13%		0.08%
Net investment income (loss)	0.00	%(d)(e)	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.00	%(d)

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio.

(b)	Amount is less than $0.00005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(d)	Amount is less than 0.005% per share.

(e)	Annualized.

See accompanying notes to financial statements and financial statements of the corresponding portfolio.

5

State Street Institutional Investment Trust

State Street Institutional Treasury Plus Money Market Fund

Notes to Financial Statements

June 30, 2016 (Unaudited)

1.	Organization

State Street Institutional Investment Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company that was organized as a Massachusetts business trust on February 16, 2000.

As of June 30, 2016, the Trust consists of fifty-one (51) series and corresponding classes, each of which have the same rights and privileges, including voting rights. State Street Institutional Treasury Plus Money Market Fund (the “Fund”) is authorized to issue an unlimited number of shares at with no par value. The financial statements herein relate only to:

Fund	Classes	Commencement of Operations	Diversification Classification
State Street Institutional Treasury Plus Money Market Fund	Service Class Investment Class Premier Class Institutional Class Investor Class Administration Class	Not commenced October 24, 2007 October 24, 2007 Not commenced Not commenced Not commenced	Diversified

The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street Treasury Plus Money Market Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in net assets of the Portfolio, (100.00% at June 30, 2016). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

6

State Street Institutional Investment Trust

State Street Institutional Treasury Plus Money Market Fund

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

Security Valuation

The Fund records its investments in its Portfolio at value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.

The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.

The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

The summary of the inputs used for the Portfolio, as of June 30, 2016, in valuing the Portfolio’s assets carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.

Investment Transactions and Income Recognition

Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.

Expenses

Certain expenses, which are directly identifiable to a specific fund, are applied to the fund within the Trust. Other expenses which cannot be attributed to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and relative net assets of the Funds within the Trust.

The Fund is allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.

Distributions

Distributions from net investment income if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Fees and Transactions with Affiliates

Advisory Fee

The Portfolio retained SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its

7

State Street Institutional Investment Trust

State Street Institutional Treasury Plus Money Market Fund

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.

The Adviser is contractually obligated until April 30, 2017 to waive its management fee and/or to reimburse the Fund for expenses to the extent that total annual fund operating expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees and any class specific expenses such as Distribution, Shareholder Servicing, Administration, and Sub-Transfer Agency Fees, as measured on an annualized basis) exceed 0.07% of average daily net assets on an annual basis. The waiver and/or reimbursement may not be terminated during the relevant period except with approval of the Board. For the period ended June 30, 2016, the Adviser did not reduce its fees or reimburse expenses of the Fund.

Additionally, the Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. For the period ended June 30, 2016, the Adviser voluntarily waived $230,528.

Under the terms of the reimbursement agreement the Fund agrees to repay SSGA FM up to the amount of fees waived or expenses reduced under the agreement provided that a Fund is not obligated to reimburse SSGA FM (1) more than three years after the end of the fiscal year of the Fund in which SSGA FM provided a voluntary reduction; (2) in respect of any business day for which the net annualized one-day yield of such Fund is less than 0.00%; (3) to the extent that the amount of the reimbursement to SSGA FM on any day exceeds fifty percent of the yield (net of all expenses, exclusive of the reimbursement) of the Fund on that day; (4) to the extent that the amount of the reimbursement would cause the Fund’s net yield to fall below a certain minimum net yield; or (5) in respect of any such fee waivers and/or expense reimbursements that are necessary to maintain a limit on a Fund’s expenses per contractual fee waivers and/or reimbursements by SSGA FM which are effective at the time of such fee waivers and/or expense reimbursements. As of June 30, 2016, SSGA FM has not recouped any expenses from the Fund. Waived/reduced fees subject to potential recovery by year of expiration are as follows:

Expiration Date	Amount
12/31/2016	$1,004,830
12/31/2017	$1,802,611
12/31/2018	$1,116,105
12/31/2019	$230,528

Administrator and Sub-Administrator Fees

SSGA FM serves as administrator and State Street serves as custodian and sub-administrator. For its administration services, the Fund pays a fee at an annual rate of 0.05% of its average daily net assets to SSGA FM. The Fund pays State Street an annual fee for custody services for the Fund. SSGA FM pays an annual fee to State Street for sub-administration services provided to the Fund.

8

State Street Institutional Investment Trust

State Street Institutional Treasury Plus Money Market Fund

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

Distribution Fees

State Street Global Markets LLC serves as the Fund’s distributor (“SSGM” or the “Distributor”) pursuant to the Distribution Agreement between SSGM and the Trust. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which a Fund may compensate the Distributor (or others) for services in connection with the distribution of a Fund’s shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.10% of the Fund’s net assets attributable to its Investment Class shares. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance.

During the period ended June 30, 2016, the Fund was charged $27,270 but did not make any payments to SSGM under the Rule 12b-1 Plan, as SSGM voluntarily agreed to waive the entire amount of the Rule 12b-1 fees.

Wealth Management Services (“WMS”), a division of State Street, is among the financial intermediaries who may receive fees under the Rule 12b-1 Plan. During the period ended June 30, 2016, SSGM paid $29,140 to WMS.

Under the Fund’s Shareholder Servicing Plan, the Fund compensates financial intermediaries for providing certain services to shareholders and for maintaining shareholder accounts. The Fund’s Investment Class Shares made payments under the Shareholder Servicing Plan at an annual rate up to 0.25% of the eligible average daily net assets of the Investment Class Shares. During the period ended June 30, 2016, the Fund paid SSGM $49,965 under the shareholder servicing agreement which SSGM subsequently paid to financial intermediaries.

During the period ended June 30, 2016, SSGM voluntarily agreed to waive shareholder services fees of $25,182.

Transfer Agent Fees

Boston Financial Data Services (“BFDS”), a joint venture of DST Systems, Inc. and State Street Corporation, serves as transfer agent and dividend paying agent to the Fund. For these services, the Fund pays annual account services fees, activity-based fees, and charges related to compliance and regulatory services.

4.	Trustees’ Fees

The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

5.	Income Tax Information

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

9

State Street Institutional Investment Trust

State Street Institutional Treasury Plus Money Market Fund

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. The federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

At June 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

6.	Risks

Concentration Risk

As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified.

Market, Credit and Counterparty Risk

In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).

Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.

7.	Rule Issuance

On July 23, 2014, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to the governing rules for money market funds. The amendments require that, following a two-year implementation timeframe, institutional prime and institutional tax exempt money market funds adopt a floating net asset value effective in October 2016. The rule changes also allow for certain liquidity-based redemption fees and gates, and include enhanced requirements for disclosure and stress testing.

10

State Street Institutional Investment Trust

State Street Institutional Treasury Plus Money Market Fund

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund’s financial statements related disclosure.

8.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statement other than below:

On May 20, 2016, the Board approved an Agreement and Plan of Reorganization (the “Plan”) whereby the SSGA U.S. Treasury Money Market Fund, a series of SSGA Funds, will merge with and into the State Street Institutional Treasury Plus Money Market Fund, a series of State Street Institutional Investment Trust, as set forth below effective August 26, 2016:

Selling Fund (Acquired Fund)	Buying Fund (Acquiring Fund)
SSGA U.S. Treasury Money Market Fund	State Street Institutional Treasury Plus Money Market Fund

A regulatory filing with respect to the reorganization was issued on May 25, 2016. On August 22, 2016, the shareholders of the SSGA Funds (Selling Fund) approved the reorganization effective August 26, 2016.

11

State Street Institutional Investment Trust

State Street Institutional Treasury Plus Money Market Fund

Other Information

June 30, 2016 (Unaudited)

Expense Example

As a shareholder of a Fund, you incur two types of costs (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2016 to June 30, 2016.

The table below illustrates your Fund’s cost in two ways:

•

Based on actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return – This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Institutional Treasury Plus Money Market Fund
Premier Class	0.12%	$1,000.80	$0.60	$1,024.30	$0.60
Investment Class	0.28	1,000.00	1.39	1,023.50	1.41

(a)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 366.

12

State Street Institutional Investment Trust

State Street Institutional Treasury Plus Money Market Fund

Other Information — (continued)

June 30, 2016 (Unaudited)

Proxy Voting Policies and Procedures and Record

The Fund has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities are contained in the Fund’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at 1-877-521-4083, (ii) on the Fund’s website at www.SSGA.com/cash, (iii) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the U.S. Securities and Exchange Commission’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding the Trust’s proxy voting policies and procedures, as well as information regarding how the Trust voted proxies, if any, during the most recent 12-month period ended June 30 is available without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

Quarterly Portfolio Schedule

The Fund will file its complete schedule of investments with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedule of investments is available in the Fund’s semi-annual and annual financial statements. The Fund’s Form N-Q is available (i) without charge, upon request, by calling the Fund at 1-877-521-4083, (ii) on the Fund’s website at www.SSGA.com/cash, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.

Monthly Portfolio Schedule

The Fund files its monthly portfolio holdings with the U.S. Securities and Exchange Commission on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. The Fund’s Form N-MFP is available (i) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or ii) at the Securities and Exchange Commission’s public reference room.

13

State Street Institutional Investment Trust

State Street Institutional Treasury Plus Money Market Fund

Other Information — (continued)

June 30, 2016 (Unaudited)

Trustee Considerations in Approving Continuation of

Investment Advisory Agreements1

Overview of the Contract Review Process

Under the Investment Company Act of 1940, an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.

Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds and State Street Institutional Investment Trust (each a “Trust” and together, the “Trusts”), met on April 14-15, 2016 and May 19-20, 2016, including in Executive Sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to each portfolio series of each Trust (each, a “Fund” and collectively, the “Funds”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully.2 The Independent Trustees were separately represented by co-counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreements. Following the April 14-15, 2016 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 19-20, 2016 meeting. The Independent Trustees considered, among other things, the following:

Information about Performance, Expenses and Fees

•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:

•

Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2015, as applicable, to the performance of an appropriate benchmark for the Fund and a universe of other mutual funds with similar investment objectives and policies;

•	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider;

[1]	Over the course of more than 15 years, the Independent Trustees have identified numerous relevant issues, factors and concerns (“issues, factors and concerns”) that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the “annual review process”). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the “special meeting”). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.

[2]	Certain Funds had either recently commenced operations or had yet to commence operations, and as such, the Advisory Agreement was not up for renewal with respect to such Funds.

14

State Street Institutional Investment Trust

State Street Institutional Treasury Plus Money Market Fund

Other Information — (continued)

June 30, 2016 (Unaudited)

•	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five years, as applicable; and

•	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.

•

Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Funds, as applicable; and

•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of the Adviser that provide services to the Fund (“Affiliated Service Providers”).

Information about Portfolio Management

•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;

•	Information concerning the allocation of brokerage; and

•	Information regarding the procedures and processes used to value the assets of the Fund.

Information about the Adviser

•	Reports detailing the financial results and condition of the Adviser and its affiliates;

•	Descriptions of the qualifications, education and experience of the individual investment professionals responsible for managing the portfolios of the Fund;

•	Information relating to compliance with and the administration of each Code of Ethics adopted by the Adviser;

•	A copy of the Adviser’s proxy voting policies and procedures;

•

Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and their service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the Fund; and

•	A description of the business continuity and disaster recovery plans of the Adviser; and

•	Information regarding the Adviser’s risk management processes.

Other Relevant Information

•	Information concerning the nature, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s Administrator;

•

Information concerning the nature, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant, transfer agent and securities lending agent of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;

15

State Street Institutional Investment Trust

State Street Institutional Treasury Plus Money Market Fund

Other Information — (continued)

June 30, 2016 (Unaudited)

•

Draft responses to a letter from Joseph P. Barri, LLC, co-counsel along with the law firm of Sullivan & Worcester LLP (together, “Independent Counsel”) to the Independent Trustees, reviewed prior to such date by Independent Counsel, requesting specific information from each of:

•

SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins before taxes from such operations for the Fund’s last fiscal year; and the relevant operations of other affiliated service providers to the Fund, together with their approximate profit margins from such relevant operations for the Fund’s last fiscal year;

•

State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, transfer agent, securities lending agent, and shareholder services for the Funds, with respect to its operations relating to the Fund; and

•

State Street Global Markets, LLC, the principal underwriter and distributor of the shares of the Funds (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under SEC Rule 12b-1;

•

Information from SSGA FM and State Street with respect to State Street Master Funds and State Street Institutional Investment Trust, and the Distributor with respect to State Street Institutional Investment Trust, providing any material changes to the previous information supplied in response to the letter from Joseph P. Barri, LLC prior to the Executive Sessions of the Board on May 19-20, 2016;

•

Materials provided by Broadridge Financial Solutions, Inc., the successor by acquisition to the producer of Lipper materials used in previous years (“Broadridge”), circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund for which such materials were then available; and

•	A summary of the foregoing materials prepared by Independent Counsel.

In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Funds throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Funds and the investment strategies used in pursuing the Fund’s investment objective.

The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.

Results of the Process

Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 19-20, 2016 the Board, including a majority of the

16

State Street Institutional Investment Trust

State Street Institutional Treasury Plus Money Market Fund

Other Information — (continued)

June 30, 2016 (Unaudited)

Independent Trustees, voted to approve the adoption of, as applicable, and the continuation of the Advisory Agreements effective June 1, 2016, for an additional year with respect to all Funds.

Nature, Extent and Quality of Services

In considering whether to approve the Advisory Agreements, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various Funds that invest primarily in equity securities. With respect to those Funds that invest primarily in fixed-income securities, the Board considered the extensive experience and resources committed by the Adviser to the evaluation of credit, interest-rate and currency risks. With respect to certain Funds that operate as money market mutual funds, the Board considered the Adviser’s success in maintaining the constant dollar value of the Fund through extraordinary market conditions, and the Board noted that it was being asked to approve a floating net asset value for certain other money market funds. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Funds by senior management.

The Board reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in monitoring the Fund’s securities lending activities.

On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Funds.

Fund Performance

The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2015. For purposes of these comparisons the Independent Trustees relied extensively on the “Performance Group,” “Performance Universe” and “Broadridge Index” constructed by Broadridge for the Fund and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund:

The Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers,

17

State Street Institutional Investment Trust

State Street Institutional Treasury Plus Money Market Fund

Other Information — (continued)

June 30, 2016 (Unaudited)

accounted for substantial differences in performance relative to other funds in such Group and Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.

State Street Institutional Treasury Plus Money Market Fund. The Board considered that the Fund (a) underperformed the median of its Performance Group for the 3-year period and the median of its Performance Universe and its Broadridge Index for the 1- and 3-year periods and (b) equaled the median of its Performance Group for the 1- and 5-year periods and its Performance Universe and Broadridge Index for the 5-year period. The Board took into account management’s discussion of the Fund’s performance.

On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory or better (a) by comparison to the performance of its peer group funds or (b) after considering steps taken by management to improve the performance of certain Funds.

Management Fees and Expenses

The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee, including the portion attributable to administrative services provided by SSGA FM, and total expense ratio (both before and after giving effect to any expense caps), as compared to its “Expense Group” and “Expense Universe,” as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of various Funds to limit the total expenses borne by shareholders of such Funds. Among other information, the Board considered the following expense information in its evaluation of the Fund:

State Street Institutional Treasury Plus Money Market Fund. The Board considered that the Fund’s actual management fee was above the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe. The Board took into account management’s discussion of the Fund’s expenses.

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of similar mutual funds and are reasonable in relation to the services provided.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all Funds as a group. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers, together with the ranges of profitability of each of the Affiliated Service Providers with respect to their services to the Funds. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Funds’ investments.

18

State Street Institutional Investment Trust

State Street Institutional Treasury Plus Money Market Fund

Other Information — (continued)

June 30, 2016 (Unaudited)

The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and all Funds as a group, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific Fund or the Funds taken as a whole. The Board concluded that, in light of the current size of the Fund and all Funds as a group, the level of profitability of the Adviser and its affiliates with respect to the Fund and all Funds as a group over various time periods, and the comparatively low management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for any Fund at this time.

Conclusions

In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the respective Advisory Agreement.

Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its respective shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

19

Trustees

William L. Boyan

Michael F. Holland

Michael A. Jessee

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian and Sub-Administrator

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

Transfer Agent

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

Distributor

State Street Global Markets LLC

State Street Financial Center

One Lincoln Street

Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Institutional Investment Trust

State Street Bank and Trust Company

P.O. Box 5049

Boston, MA 02206

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

Semi-Annual Report

30 June 2016

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Semi-Annual Report

June 30, 2016 (Unaudited)

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Portfolio Summary (Unaudited)

Portfolio Composition*	June 30, 2016
Treasury Debt	71.1%
Treasury Repurchase Agreements	22.1
Other Assets in Excess of Liabilities	6.8
Total	100.0%

Maturity Ladder*	June 30, 2016
Overnight (1 Day)	22.1%
2 to 30 Days	32.0
31 to 60 Days	11.2
61 to 90 Days	8.9
Over 90 Days	19.0
Total	93.2%
Average days to maturity	19
Weighted average life	78

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See accompanying notes to financial statements.

23

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Schedule of Investments

June 30, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

TREASURY DEBT – 71.1%
U.S. Treasury Bill(a)	0.228%	07/21/2016	07/21/2016	$126,000,000	$125,983,442
U.S. Treasury Bill(a)	0.228%	08/04/2016	08/04/2016	30,000,000	29,993,618
U.S. Treasury Bill(a)	0.230%	08/11/2016	08/11/2016	35,000,000	34,990,547
U.S. Treasury Bill(a)	0.238%	07/14/2016	07/14/2016	62,000,000	61,994,905
U.S. Treasury Bill(a)	0.248%	07/07/2016	07/07/2016	175,000,000	174,993,960
U.S. Treasury Bill(a)	0.250%	07/28/2016	07/28/2016	107,000,000	106,980,206
U.S. Treasury Bill(a)	0.260%	09/29/2016	09/29/2016	35,000,000	34,977,250
U.S. Treasury Bill(a)	0.270%	09/15/2016	09/15/2016	35,000,000	34,980,050
U.S. Treasury Bill(a)	0.271%	09/22/2016	09/22/2016	35,000,000	34,978,182
U.S. Treasury Bill(a)	0.275%	08/18/2016	08/18/2016	50,000,000	49,981,667
U.S. Treasury Bill(a)	0.285%	09/08/2016	09/08/2016	25,000,000	24,986,344
U.S. Treasury Bill(a)	0.340%	09/01/2016	09/01/2016	35,000,000	34,979,506
U.S. Treasury Bill(a)	0.350%	08/25/2016	08/25/2016	40,000,000	39,978,611
U.S. Treasury Note(b)	0.313%	07/01/2016	10/31/2016	25,000,000	24,997,935
U.S. Treasury Note(b)	0.330%	07/01/2016	07/31/2016	10,000,000	10,000,104
U.S. Treasury Note(b)	0.334%	07/01/2016	04/30/2017	24,430,000	24,430,058
U.S. Treasury Note(b)	0.337%	07/01/2016	07/31/2017	59,000,000	58,982,185
U.S. Treasury Note(b)	0.344%	07/01/2016	01/31/2017	65,500,000	65,508,518
U.S. Treasury Note(b)	0.428%	07/01/2016	10/31/2017	37,000,000	36,973,205
U.S. Treasury Note(b)	0.450%	07/01/2016	04/30/2018	15,131,000	15,131,549
U.S. Treasury Note(b)	0.532%	07/01/2016	01/31/2018	18,500,000	18,540,594

TOTAL TREASURY DEBT					1,044,362,436

TREASURY REPURCHASE AGREEMENTS – 22.1%
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2016 (collateralized by U.S. Treasury Notes, 1.625% –2.500% due 06/30/2017 – 11/30/2021, valued at $51,000,010); expected proceeds $50,000,542	0.390%	07/01/2016	07/01/2016	50,000,000	50,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/30/2016 (collateralized by U.S. Treasury Inflation Index Notes, 0.125% – 0.625% due 04/15/2018 – 01/15/2026, valued at $51,003,489); expected proceeds $50,000,500	0.360%	07/01/2016	07/01/2016	50,000,000	50,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/30/2016 (collateralized by U.S. Treasury Notes, 0.625% – 1.875% due 09/30/2017 – 08/31/2022, valued at $127,500,003); expected proceeds $125,001,389	0.400%	07/01/2016	07/01/2016	125,000,000	125,000,000

See accompanying notes to financial statements.

24

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 06/30/2016 (collateralized by a U.S. Treasury Bond, 4.500% due 02/15/2036, and U.S. Treasury Notes, 1.000% – 2.500% due 11/30/2017 – 02/15/2026, valued at $102,001,176); expected proceeds $100,001,056	0.380%	07/01/2016	07/01/2016	$100,000,000	$100,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					325,000,000

TOTAL INVESTMENTS(c)(d) – 93.2%					1,369,362,436
Other Assets in Excess of Liabilities – 6.8%					100,305,453

NET ASSETS – 100.0%					$1,469,667,889

(a)	Rate represents annualized yield at date of purchase.

(b)	Variable Rate Security – Interest rate shown is rate in effect at June 30, 2016.

(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).

(d)	Also represents the cost for federal tax purposes.

See accompanying notes to financial statements.

25

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Statement of Assets and Liabilities

June 30, 2016 (Unaudited)

Assets
Investments in securities, at value and cost (Note 2)	$1,044,362,436
Repurchase agreements, at amortized cost	325,000,000

Total Investments	1,369,362,436
Cash	100,277,617
Dividends and interest receivable (Note 2)	171,876

Total assets	1,469,811,929
Liabilities
Advisory fee payable (Note 4)	65,874
Custodian fees payable (Note 4)	31,070
Professional fees payable	17,505
Printing fee payable	8,939
Accrued expenses and other liabilities	20,652

Total liabilities	144,040

Net Assets	$1,469,667,889

See accompanying notes to financial statements.

26

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Statement of Operations

For the Six Months Ended June 30, 2016 (Unaudited)

Investment Income
Interest income	$2,341,885

Expenses
Advisory fee (Note 4)	453,363
Administration and custody fees	112,594
Trustees’ fees and expenses (Note 5)	15,627
Professional fees	67,778
Printing expense	2,429
Insurance expense	6,248
Miscellaneous expenses	37,120

Total expenses	695,159

Net Investment Income (Loss)	1,646,726

Net Increase (Decrease) in Net Assets from Operations	$1,646,726

See accompanying notes to financial statements.

27

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Statements of Changes in Net Assets

	Six Months Ended 6/30/16 (Unaudited)	Year Ended 12/31/15
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$1,646,726	$(248,077)
Net realized gain (loss)	–	695

Net increase (decrease) in net assets resulting from operations	1,646,726	(247,382)

Capital Transactions:
Contributions	2,421,955,579	8,379,100,091
Withdrawals	(2,698,748,218)	(9,399,568,878)

Net Increase (Decrease) in Net Assets from Capital Transactions	(276,792,639)	(1,020,468,787)

Net Increase (Decrease) in Net Assets during the Period	(275,145,913)	(1,020,716,169)

Net Assets at Beginning of Period	1,744,813,802	2,765,529,971

Net Assets at End of Period	$1,469,667,889	$1,744,813,802

See accompanying notes to financial statements.

28

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Financial Highlights

Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/16 (Unaudited)		Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13		Year Ended 12/31/12	Year Ended 12/31/11
Total Return(a)	0.10%		(0.01)%	(0.02)%	0.00	%(b)	0.06%	0.00	%(b)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,469,668		$1,744,814	$2,765,530	$2,753,017		$2,298,541	$1,361,158
Ratios to average net assets:
Total expenses	0.08	%(c)	0.07%	0.07%	0.07%		0.08%	0.08%
Net expenses	0.08	%(c)	0.07%	0.07%	0.07%		0.08%	0.08%
Net investment income (loss)	0.18	%(c)	(0.01)%	(0.02)%	0.00	%(b)	0.06%	(0.01	)%(d)

(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.

(b)	Amount is less than 0.005% per share.

(c)	Annualized.

(d)	Results reflect the effect of expense waivers. Without these waivers, net investment income would have been lower.

29

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Notes to Financial Statements

June 30, 2016 (Unaudited)

1.	Organization

The State Street Master Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company that was organized as a Massachusetts business trust on July 27, 1999.

As of June 30, 2016, the Trust consists of six (6) series each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Plus Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares at with no par value. The financial statements herein relate only to State Street Treasury Plus Money Market Portfolio.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.

The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.

Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or

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Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Portfolio had no transfers between levels for the period ended June 30, 2016.

Investment Transactions and Income Recognition

Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premium and discounts are amortized/accreted for financial reporting purposes.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.

Expenses

Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses, which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolios within the Trust.

Distributions

Distributions from net investment income if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

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Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

3.	Securities and Other Investments

Repurchase Agreements

The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.

The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.

As of June 30, 2016, the Portfolio had invested in repurchase agreements with the gross values of $325,000,000 and associated collateral equal to at least $331,504,678, though the value may be greater.

4.	Fees and Transactions with Affiliates

Advisory Fee

The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.

Administrator and Sub-Administrator Fees

SSGA FM serves as administrator and State Street serves as custodian, sub-administrator and transfer agent. SSGA FM and State Street receive an annual fee for their services as administrator, custodian, sub-administrator and transfer agent, respectively. The annual fee is accrued daily and payable monthly at the following fee rate:

Asset Levels	Annual percentage of average aggregate monthly net assets
First $400 million	0.03%
Next $15 billion	0.02%
Thereafter	0.01%
Minimum annual fee per Portfolio	$150,000

The minimum fee will be calculated by multiplying the minimum per portfolio fee by the number of portfolios within the Trust to arrive at the total minimum fee. The greater of the asset based fee or the minimum fee will be charged to the portfolios. SSGA FM and State Street each receive a portion of the fee.

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Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

5.	Trustees’ Fees

The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

6.	Income Tax Information

The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio is deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. The federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

At June 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

7.	Risks

Concentration Risk

As a result of the Portfolio’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio were more broadly diversified.

Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).

Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to

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Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.

8.	Rule Issuance

On July 23, 2014, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to the governing rules for money market funds. The amendments require that, following a two-year implementation timeframe, institutional prime and institutional tax exempt money market funds adopt a floating net asset value effective in October 2016. The rule changes also allow for certain liquidity-based redemption fees and gates, and include enhanced requirements for disclosure and stress testing. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Portfolio’s financial statements related disclosure.

9.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements other than below.

On May 20, 2016, the Board approved an Agreement and Plan of Reorganization (the “Plan”) whereby the SSGA U.S. Treasury Money Market Fund, a series of SSGA Funds, will merge with and into the State Street Institutional Treasury Plus Money Market Fund, a series of State Street Institutional Investment Trust, and a feeder fund of State Street Treasury Plus Money Market Portfolio, a series of State Street Master Trust, as set forth below effective August 26, 2016:

Selling Fund (Acquired Fund)	Buying Fund (Acquiring Fund)	Acquiring Master Portfolio
SSGA U.S. Treasury Money Market Fund	State Street Institutional Treasury Plus Money Market Fund	State Street Treasury Plus Money Market Portfolio

A regulatory filing with respect to the reorganization was issued on May 25, 2016. On August 22, 2016, the shareholders of the SSGA Funds (Selling Funds) approved the reorganization effective August 26, 2016.

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Other Information

June 30, 2016 (Unaudited)

EXPENSE EXAMPLE

As a shareholder of a Fund, you incur two types of costs (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2016 to June 30, 2016.

The table below illustrates your Fund’s cost in two ways:

•

Based on actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return – This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Treasury Plus Money Market Portfolio	0.08%	$1,001.00	$0.40	$1,024.50	$0.40

(a)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 366.

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Other Information — (continued)

June 30, 2016 (Unaudited)

Proxy Voting Policies and Procedures and Record

The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio have adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083, (ii) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or (iii) at the U.S. Securities and Exchange Commission’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding how the Portfolio voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the Securities and Exchange

Commission (“SEC”) at www.sec.gov.

Quarterly Portfolio Schedule

The Portfolio will file their complete schedules of investments with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Portfolio’s semi-annual and annual financial statements. The Portfolio’s Form N-Q is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iii) at the Securities and Exchange Commission’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.

Monthly Portfolio Schedule

The Portfolio files its monthly portfolio holdings with the U.S. Securities and Exchange Commission on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. The Portfolio’s Form N-MFP is available (i) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or (ii) at the Securities and Exchange Commission’s public reference room.

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Other Information — (continued)

June 30, 2016 (Unaudited)

Trustee Considerations in Approving Continuation of

Investment Advisory Agreements1

Overview of the Contract Review Process

Under the Investment Company Act of 1940, an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.

Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds and State Street Institutional Investment Trust (each a “Trust” and together, the “Trusts”), met on April 14-15, 2016 and May 19-20, 2016, including in Executive Sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to each portfolio series of each Trust (each, a “Fund” and collectively, the “Funds”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully.2 The Independent Trustees were separately represented by co-counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreements. Following the April 14-15, 2016 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 19-20, 2016 meeting. The Independent Trustees considered, among other things, the following:

Information about Performance, Expenses and Fees

•	A report prepared by an independent third-party provider of investment company data, which includes for each Fund:

•

Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2015, as applicable, to the performance of an appropriate benchmark for the Fund and a universe of other mutual funds with similar investment objectives and policies;

[1]

Over the course of more than 15 years, the Independent Trustees have identified numerous relevant issues, factors and concerns (“issues, factors and concerns”) that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the “annual review process”). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the “special meeting”). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.

[2]	Certain Funds had either recently commenced operations or had yet to commence operations, and as such, the Advisory Agreement was not up for renewal with respect to such Funds.

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Other Information — (continued)

June 30, 2016 (Unaudited)

•	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider;

•	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five years, as applicable; and

•	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.

•

Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Funds, as applicable; and

•	Profitability analyses for (a) the Adviser with respect to each Fund and (b) affiliates of the Adviser that provide services to the Funds (“Affiliated Service Providers”).

Information about Portfolio Management

•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;

•	Information concerning the allocation of brokerage; and

•	Information regarding the procedures and processes used to value the assets of the Funds.

Information about the Adviser

•	Reports detailing the financial results and condition of the Adviser and its affiliates;

•	Descriptions of the qualifications, education and experience of the individual investment professionals responsible for managing the portfolios of the Funds;

•	Information relating to compliance with and the administration of each Code of Ethics adopted by the Adviser;

•	A copy of the Adviser’s proxy voting policies and procedures;

•

Information concerning the resources devoted by the Adviser to overseeing compliance by the Funds and their service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the Funds; and

•	A description of the business continuity and disaster recovery plans of the Adviser; and

•	Information regarding the Adviser’s risk management processes.

Other Relevant Information

•	Information concerning the nature, quality and cost of services provided to the Funds by SSGA FM in its capacity as the Fund’s Administrator;

•	Information concerning the nature, quality and cost of various non-investment management services provided to the Funds by affiliates of the Adviser, including the custodian, sub-administrator, fund

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Other Information — (continued)

June 30, 2016 (Unaudited)

accountant, transfer agent and securities lending agent of the Funds, and the role of the Adviser in managing the Funds’ relationship with these service providers;

•

Draft responses to a letter from Joseph P. Barri, LLC, co-counsel along with the law firm of Sullivan & Worcester LLP (together, “Independent Counsel”) to the Independent Trustees, reviewed prior to such date by Independent Counsel, requesting specific information from each of:

•

SSGA FM, in its capacity as the Funds’ Adviser and Administrator, with respect to its operations relating to the Funds and its approximate profit margins before taxes from such operations for the Funds’ last fiscal year; and the relevant operations of other affiliated service providers to the Funds, together with their approximate profit margins from such relevant operations for the Funds’ last fiscal year;

•

State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, transfer agent, securities lending agent, and shareholder services for the Funds, with respect to its operations relating to the Funds; and

•

State Street Global Markets, LLC, the principal underwriter and distributor of the shares of the Funds (the “Distributor”), with respect to its operations relating to the Funds, together with the Funds’ related distribution plans and arrangements under SEC Rule 12b-1;

•

Information from SSGA FM and State Street with respect to State Street Master Funds and State Street Institutional Investment Trust, and the Distributor with respect to State Street Institutional Investment Trust, with respect to State Street Master Funds and State Street Institutional Investment Trust providing any material changes to the previous information supplied in response to the letter from Joseph P. Barri, LLC prior to the Executive Sessions of the Board on May 19-20, 2016;

•

Materials provided by Broadridge Financial Solutions, Inc., the successor by acquisition to the producer of Lipper materials used in previous years (“Broadridge”), circulated to the Independent Trustees and to Independent Counsel, with respect to the Funds for which such materials were then available; and

•	A summary of the foregoing materials prepared by Independent Counsel.

In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Funds throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Funds and the investment strategies used in pursuing each Fund’s investment objective.

The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund.

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Other Information — (continued)

June 30, 2016 (Unaudited)

Results of the Process

Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 19-20, 2016 the Board, including a majority of the Independent Trustees, voted to approve the adoption of, as applicable, and the continuation of the Advisory Agreements effective June 1, 2016, for an additional year with respect to all Funds.

Nature, Extent and Quality of Services

In considering whether to approve the Advisory Agreements, the Board evaluated the nature, extent and quality of services provided to each Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various Funds that invest primarily in equity securities. With respect to those Funds that invest primarily in fixed-income securities, the Board considered the extensive experience and resources committed by the Adviser to the evaluation of credit, interest-rate and currency risks. With respect to certain Funds that operate as money market mutual funds, the Board considered the Adviser’s success in maintaining the constant dollar value of each Fund through extraordinary market conditions, and the Board noted that it was being asked to approve a floating net asset value for certain other money market funds. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Funds by senior management.

The Board reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in monitoring each Fund’s securities lending activities.

On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Funds.

Fund Performance

The Board compared each Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2015 by evaluating the performance of the Funds’ feeder fund. With respect to the money market Funds, the Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in

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Other Information — (continued)

June 30, 2016 (Unaudited)

performance relative to other funds in such Group and Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.

On the basis of the foregoing and other relevant information, the Board concluded that the performance of each operational Fund is satisfactory or better (a) by comparison to the performance of its peer group funds or (b) after considering steps taken by management to improve the performance of certain Funds.

Management Fees and Expenses

The Board reviewed the contractual investment advisory fee rates payable by each Fund and actual fees paid by each Fund, net of waivers. As part of its review, the Board considered each Fund’s management fee, including the portion attributable to administrative services provided by SSGA FM, and total expense ratio (both before and after giving effect to any expense caps), as compared to its “Expense Group” and “Expense Universe,” as constructed by Broadridge, and the related Broadridge analysis for each of the Funds. The Board also considered the comparability of the fees charged and the services provided to each Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of various Funds to limit the total expenses borne by shareholders of such Funds.

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of each Fund compare favorably to the fees and expenses of similar mutual funds and are reasonable in relation to the services provided.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to each Fund and to all Funds as a group. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers, together with the ranges of profitability of each of the Affiliated Service Providers with respect to their services to the Funds. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Funds’ investments.

The Board concluded that the profitability of the Adviser with respect to each of the Funds, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Funds, were reasonable in relation to the services provided.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund and all Funds as a group, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific Fund or the Funds taken as a whole. The Board concluded that, in light of the current size of each Fund and all Funds as a group, the level of profitability of the Adviser and its affiliates with respect to each Fund and all Funds as a group over

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Other Information — (continued)

June 30, 2016 (Unaudited)

various time periods, and the comparatively low management fee and expense ratio of each Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for any Fund at this time.

Conclusions

In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the respective Advisory Agreement.

Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of each Fund and its respective shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

42

Trustees

William L. Boyan

Michael F. Holland

Michael A. Jessee

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Master Funds State Street Bank and Trust Company P.O. Box 5049 Boston, MA 02206	SSITTRPLMMSAR IBG-20874

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

Semi-Annual Report

30 June 2016

State Street Institutional Investment Trust

State Street Institutional Treasury Money Market Fund

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

State Street Institutional Investment Trust

State Street Institutional Treasury Money Market Fund

Semi-Annual Report

June 30, 2016 (Unaudited)

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

State Street Institutional Investment Trust

State Street Institutional Treasury Money Market Fund

Statement of Assets and Liabilities

June 30, 2016 (Unaudited)

Assets
Investment in corresponding Portfolio, at value (Note 1)	$11,685,344,399
Receivable for fund shares sold	449,252
Receivable from Adviser (Note 3)	90,762

Total assets	11,685,884,413
Liabilities
Administration fees payable (Note 3)	948,444
Shareholder servicing fee payable (Note 3)	128,468
Distribution fees payable (Note 3)	51,387
Transfer agent fees payable (Note 3)	5,459
Distribution payable	97,618
Registration and filing fees payable	1,840
Professional fees payable	9,521
Printing fee payable	25,024
Accrued expenses and other liabilities	22,265

Total liabilities	1,290,026

Net Assets	$11,684,594,387

Net Assets Consist of:
Paid-in Capital	$11,684,461,207
Undistributed (distribution in excess of) net investment income (loss)	(732)
Accumulated net realized gain (loss) on investments	133,912

Net Assets	$11,684,594,387

Premier Class
Net assets	$11,057,876,570
Shares outstanding	11,057,865,296

Net asset value, offering and redemption price per share	$1.00

Investment Class
Net assets	$626,717,817
Shares outstanding	626,696,673

Net asset value, offering and redemption price per share	$1.00

See accompanying notes to financial statements and financial statements of the corresponding portfolio.

1

State Street Institutional Investment Trust

State Street Institutional Treasury Money Market Fund

Statement of Operations

For the Six Months Ended June 30, 2016 (Unaudited)

Income and Expenses Allocated from Portfolio
Interest income allocated from Portfolio (Note 2)	$15,482,047
Expenses allocated from Portfolio (Note 2)	(3,703,739)

Total Investment Income (Loss) Allocated from Portfolio	11,778,308

Expenses
Administration fees (Note 3)	2,843,587
Shareholder servicing fees (Note 3)
Investment Class	840,053
Distribution fees (Note 3)
Investment Class	336,021
Custodian fees (Note 3)	7,559
Trustees’ fees and expenses (Note 4)	9,201
Transfer agent fees (Note 3)	22,044
Registration and filing fees	104,154
Professional fees	17,607
Printing expense	13,077
Insurance expense	13,252
Miscellaneous expenses	34,141

Total expenses	4,240,696
Shareholder servicing fees waived
Investment Class (Note 3)	(325,272)
Distribution fees waived
Investment Class (Note 3)	(336,021)

Net Expenses	3,579,403

Net Investment Income (Loss)	8,198,905

Realized Gain (Loss)
Net realized gain (loss) on
Investments allocated from Portfolio	92,645

Net Increase (Decrease) in Net Assets from Operations	$8,291,550

See accompanying notes to financial statements and financial statements of the corresponding portfolio.

2

State Street Institutional Investment Trust

State Street Institutional Treasury Money Market Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/16 (Unaudited)	Year Ended 12/31/15
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$8,198,905	$44,230
Net realized gain (loss)	92,645	112,061

Net increase (decrease) in net assets resulting from operations	8,291,550	156,291

Distributions to Shareholders from:
Net investment income
Premier Class	(8,199,637)	(124,494)

Total distributions from net investment income	(8,199,637)	(124,494)

From Beneficial Interest Transactions:
Premier Class
Shares sold	14,293,760,577	34,794,959,292
Reinvestment of distributions	7,508,803	108,212
Shares redeemed	(13,656,445,754)	(32,720,944,051)

Net increase (decrease) from capital share transactions	644,823,626	2,074,123,453

Investment Class
Shares sold	640,507,132	1,531,621,992
Shares redeemed	(738,477,306)	(1,548,193,858)

Net increase (decrease) from capital share transactions	(97,970,174)	(16,571,866)

Net increase (decrease) in net assets from beneficial interest transactions	546,853,452	2,057,551,587

Net increase (decrease) in net assets during the period	546,945,365	2,057,583,384

Net assets at beginning of period	11,137,649,022	9,080,065,638

Net Assets at End of Period	$11,684,594,387	$11,137,649,022

Undistributed (distribution in excess of) net investment income (loss)	$(732)	$–

Shares of Beneficial Interest:
Premier Class
Shares sold	14,293,760,577	34,794,959,292
Reinvestment of distributions	7,508,803	108,212
Shares redeemed	(13,656,445,754)	(32,720,944,051)

Net increase (decrease) from share transactions	644,823,626	2,074,123,453

Investment Class
Shares sold	640,507,132	1,531,621,992
Shares redeemed	(738,477,306)	(1,548,193,859)

Net increase (decrease) from share transactions	(97,970,174)	(16,571,867)

See accompanying notes to financial statements and financial statements of the corresponding portfolio.

3

State Street Institutional Investment Trust

State Street Institutional Treasury Money Market Fund

Financial Highlights

Selected data for a share outstanding throughout each period(a)

	Premier Class
	Six Months Ended 6/30/16 (Unaudited)		Year Ended 12/31/15		Year Ended 12/31/14		Year Ended 12/31/13		Year Ended 12/31/12		Year Ended 12/31/11
Net asset value, beginning of period	$1.0000		$1.0000		$1.0000		$1.0000		$1.0000		$1.0000

Income (loss) from investment operations:
Net investment income (loss)	0.0008		0.0000	(b)	–		0.0000	(b)	0.0000	(b)	0.0001
Net realized gain (loss)	0.0000	(b)	0.0000	(b)	0.0000	(b)	0.0000	(b)	0.0000	(b)	0.0000	(b)

Total from investment operations	0.0008		0.0000	(b)	0.0000	(b)	0.0000	(b)	0.0000	(b)	0.0001

Distributions to shareholders from:
Net investment income	(0.0008)		(0.0000	)(b)	–		(0.0000	)(b)	–		(0.0001)
Net realized gains	–		–		(0.0000	)(b)	(0.0000	)(b)	(0.0000	)(b)	–

Total distributions	(0.0008)		(0.0000	)(b)	(0.0000	)(b)	(0.0000	)(b)	(0.0000	)(b)	(0.0001)

Net asset value, end of period	$1.0000		$1.0000		$1.0000		$1.0000		$1.0000		$1.0000

Total return(c)	0.08%		0.00	%(d)	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.01%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$11,057,877		$10,412,966		$8,338,818		$11,949,583		$10,151,078		$9,426,334
Ratios to average net assets:(a)
Total expenses	0.12	%(e)	0.12%		0.12%		0.12%		0.12%		0.13%
Net expenses	0.12	%(e)	0.04%		0.04%		0.07%		0.08%		0.03%
Net investment income (loss)	0.15	%(e)	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.00	%(d)

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio.

(b)	Amount is less than $0.00005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(d)	Amount is less than 0.005% per share.

(e)	Annualized.

See accompanying notes to financial statements and financial statements of the corresponding portfolio.

4

State Street Institutional Investment Trust

State Street Institutional Treasury Money Market Fund

Financial Highlights

Selected data for a share outstanding throughout each period(a)

	Investment Class
	Six Months Ended 6/30/16 (Unaudited)		Year Ended 12/31/15		Year Ended 12/31/14		Year Ended 12/31/13		Year Ended 12/31/12		Year Ended 12/31/11
Net asset value, beginning of period	$1.0000		$1.0000		$1.0000		$1.0000		$1.0000		$1.0000

Income (loss) from investment operations
Net investment income (loss)	(0.0000	)(b)	0.0000	(b)	(0.0010)		0.0000	(b)	0.0000	(b)	0.0000	(b)
Net realized gain (loss)	0.0000	(b)	0.0000	(b)	0.0010		0.0000	(b)	0.0000	(b)	0.0000	(b)

Total from investment operations	0.0000	(b)	0.0000	(b)	0.0000	(b)	0.0000	(b)	0.0000	(b)	0.0000	(b)

Distributions to shareholders from:
Net investment income	–		–		–		(0.0000	)(b)	–		(0.0000	)(b)
Net realized gains	–		–		(0.0000	)(b)	(0.0000	)(b)	(0.0000	)(b)	–

Total distributions	–		–		(0.0000	)(b)	(0.0000	)(b)	(0.0000	)(b)	(0.0000	)(b)

Net asset value, end of period	$1.0000		$1.0000		$1.0000		$1.0000		$1.0000		$1.0000

Total return(c)	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.00	%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$626,718		$724,683		$741,248		$1,407,207		$1,475,932		$1,381,305
Ratios to average net assets:(a)
Total expenses	0.47	%(e)	0.47%		0.47%		0.47%		0.47%		0.48%
Net expenses	0.27	%(e)	0.04%		0.05%		0.07%		0.08%		0.05%
Net investment income (loss)	0.00	%(d)(e)	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.00	%(d)

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio.

(b)	Amount is less than $0.00005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(d)	Amount is less than 0.005% per share.

(e)	Annualized.

See accompanying notes to financial statements and financial statements of the corresponding portfolio.

5

State Street Institutional Investment Trust

State Street Institutional Treasury Money Market Fund

Notes to Financial Statements

June 30, 2016 (Unaudited)

1.	Organization

State Street Institutional Investment Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company that was organized as a Massachusetts business trust on February 16, 2000.

As of June 30, 2016, the Trust consists of fifty-one (51) series and corresponding classes, each of which have the same rights and privileges, including voting rights. State Street Institutional Treasury Money Market Fund (the “Fund”) is authorized to issue an unlimited number of shares at with no par value. The financial statements herein relate only to:

Fund	Classes	Commencement of Operations	Diversification Classification
State Street Institutional Treasury Money Market Fund	Administration Class Institutional Class Investment Class Investor Class Premier Class Service Class	Not commenced Not commenced October 25, 2007 Not commenced October 25, 2007 Not commenced	Diversified

The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street Treasury Money Market Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in net assets of the Portfolio, (94.27% at June 30, 2016). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The Fund records its investments in its Portfolio at value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.

6

State Street Institutional Investment Trust

State Street Institutional Treasury Money Market Fund

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.

The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

The summary of the inputs used for the Portfolio, as of June 30, 2016, in valuing the Portfolio’s assets carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.

Investment Transactions and Income Recognition

Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.

Expenses

Certain expenses, which are directly identifiable to a specific fund, are applied to the fund within the Trust. Other expenses which cannot be attributed to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and relative net assets of the Funds within the Trust.

The Fund is allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.

Distributions

Distributions from net investment income if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Fees and Transactions with Affiliates

Advisory Fee

The Portfolio retained SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.

7

State Street Institutional Investment Trust

State Street Institutional Treasury Money Market Fund

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

The Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. For the period ended June 30, 2016, the Advisor did not reduce its fees or reimburse expenses of the Fund.

Under the terms of the reimbursement agreement the Fund agrees to repay SSGA FM up to the amount of fees waived or expenses reduced under the agreement provided that a Fund is not obligated to reimburse SSGA FM (1) more than three years after the end of the fiscal year of the Fund in which SSGA FM provided a voluntary reduction; (2) in respect of any business day for which the net annualized one-day yield of such Fund is less than 0.00%; (3) to the extent that the amount of the reimbursement to SSGA FM on any day exceeds fifty percent of the yield (net of all expenses, exclusive of the reimbursement) of the Fund on that day; (4) to the extent that the amount of the reimbursement would cause the Fund’s net yield to fall below a certain minimum net yield; or (5) in respect of any such fee waivers and/or expense reimbursements that are necessary to maintain a limit on a Fund’s expenses per contractual fee waivers and/or reimbursements by SSGA FM which are effective at the time of such fee waivers and/or expense reimbursements. As of June 30, 2016, SSGA FM has not recouped any expenses from the Fund. Waived/reduced fees subject to potential recovery by year of expiration are as follows:

Expiration Date	Amount
12/31/2016	$6,058,938
12/31/2017	$7,917,168
12/31/2018	$8,650,278

Administrator and Sub-Administrator Fees

SSGA FM serves as administrator and State Street serves as custodian and sub-administrator. For its administration services, the Fund pays a fee at an annual rate of 0.05% of its average daily net assets to SSGA FM. The Fund pays State Street an annual fee for custody services for the Fund. SSGA FM pays an annual fee to State Street for sub-administration services provided to the Fund.

Distribution Fees

State Street Global Markets LLC serves as the Fund’s distributor (“SSGM” or the “Distributor”) pursuant to the Distribution Agreement between SSGM and the Trust. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which a Fund may compensate the Distributor (or others) for services in connection with the distribution of a Fund’s shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.10% of the Fund’s net assets attributable to its Investment Class shares. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance.

During the period ended June 30, 2016, the Fund was charged $336,021 but did not make any payments to SSGM under the Rule 12b-1 Plan, as SSGM voluntarily agreed to waive the entire amount of the Rule 12b-1 fees.

8

State Street Institutional Investment Trust

State Street Institutional Treasury Money Market Fund

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

Wealth Management Services (“WMS”), a division of State Street, is among the financial intermediaries who may receive fees under the Rule 12b-1 Plan. During the period ended June 30, 2016, SSGM paid $661,720 to WMS.

Under the Fund’s Shareholder Servicing Plan, the Fund compensates financial intermediaries for providing certain services to shareholders and for maintaining shareholder accounts. The Fund’s Investment Class Shares made payments under the Shareholder Servicing Plan at an annual rate up to 0.25% of the eligible average daily net assets of the Investment Class Shares. During the period ended June 30, 2016, the Fund paid SSGM $661,720 under the shareholder servicing agreement which SSGM subsequently paid to financial intermediaries.

During the period ended June 30, 2016, SSGM voluntarily agreed to waive shareholder services fees of $325,272.

Transfer Agent Fees

Boston Financial Data Services (“BFDS”), a joint venture of DST Systems, Inc. and State Street Corporation, serves as transfer agent and dividend paying agent to the Fund. For these services, the Fund pays annual account services fees, activity-based fees, and charges related to compliance and regulatory services.

4.	Trustees’ Fees

The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

5.	Income Tax Information

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. The federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

9

State Street Institutional Investment Trust

State Street Institutional Treasury Money Market Fund

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

At June 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

6.	Risks

Concentration Risk

As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified.

Market, Credit and Counterparty Risk

In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).

Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.

7.	Rule Issuance

On July 23, 2014, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to the governing rules for money market funds. The amendments require that, following a two-year implementation timeframe, institutional prime and institutional tax exempt money market funds adopt a floating net asset value effective in October 2016. The rule changes also allow for certain liquidity-based redemption fees and gates, and include enhanced requirements for disclosure and stress testing. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund’s financial statements related disclosure.

8.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

10

State Street Institutional Investment Trust

State Street Institutional Treasury Money Market Fund

Other Information

June 30, 2016 (Unaudited)

Expense Example

As a shareholder of a Fund, you incur two types of costs (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2016 to June 30, 2016.

The table below illustrates your Fund’s cost in two ways:

•

Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return — This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period (a)	Ending Account Value	Expenses Paid During Period (a)
State Street Institutional Treasury Money Market Fund
Premier Class	0.12%	$1,000.00	$0.60	$1,024.30	$0.60
Investment Class	0.27	1,000.80	1.34	1,023.50	1.36

(a)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 366.

11

State Street Institutional Investment Trust

State Street Institutional Treasury Money Market Fund

Other Information — (continued)

June 30, 2016 (Unaudited)

Proxy Voting Policies and Procedures and Record

The Fund has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities are contained in the Fund’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at 1-877-521-4083, (ii) on the Fund’s website at www.SSGA.com/cash, (iii) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the U.S. Securities and Exchange Commission’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding the Trust’s proxy voting policies and procedures, as well as information regarding how the Trust voted proxies, if any, during the most recent 12-month period ended June 30 is available without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

Quarterly Portfolio Schedule

The Fund will file its complete schedule of investments with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedule of investments is available in the Fund’s semi-annual and annual financial statements. The Fund’s Form N-Q is available (i) without charge, upon request, by calling the Fund at 1-877-521-4083, (ii) on the Fund’s website at www.SSGA.com/cash, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.

Monthly Portfolio Schedule

The Fund files its monthly portfolio holdings with the U.S. Securities and Exchange Commission on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. The Fund’s Form N-MFP is available (i) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or ii) at the Securities and Exchange Commission’s public reference room.

12

State Street Institutional Investment Trust

State Street Institutional Treasury Money Market Fund

Other Information — (continued)

June 30, 2016 (Unaudited)

Trustee Considerations in Approving Continuation of

Investment Advisory Agreements1

Overview of the Contract Review Process

Under the Investment Company Act of 1940, an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.

Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds and State Street Institutional Investment Trust (each a “Trust” and together, the “Trusts”), met on April 14-15, 2016 and May 19-20, 2016, including in Executive Sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to each portfolio series of each Trust (each, a “Fund” and collectively, the “Funds”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully.2 The Independent Trustees were separately represented by co-counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreements. Following the April 14-15, 2016 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 19-20, 2016 meeting. The Independent Trustees considered, among other things, the following:

Information about Performance, Expenses and Fees

•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:

•

Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2015, as applicable, to the performance of an appropriate benchmark for the Fund and a universe of other mutual funds with similar investment objectives and policies;

[1]

Over the course of more than 15 years, the Independent Trustees have identified numerous relevant issues, factors and concerns (“issues, factors and concerns”) that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the “annual review process”). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the “special meeting”). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.

[2]	Certain Funds had either recently commenced operations or had yet to commence operations, and as such, the Advisory Agreement was not up for renewal with respect to such Funds.

13

State Street Institutional Investment Trust

State Street Institutional Treasury Money Market Fund

Other Information — (continued)

June 30, 2016 (Unaudited)

•	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider;

•	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five years, as applicable; and

•	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.

•

Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Funds, as applicable; and

•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of the Adviser that provide services to the Fund (“Affiliated Service Providers”).

Information about Portfolio Management

•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;

•	Information concerning the allocation of brokerage; and

•	Information regarding the procedures and processes used to value the assets of the Fund.

Information about the Adviser

•	Reports detailing the financial results and condition of the Adviser and its affiliates;

•	Descriptions of the qualifications, education and experience of the individual investment professionals responsible for managing the portfolios of the Fund;

•	Information relating to compliance with and the administration of each Code of Ethics adopted by the Adviser;

•	A copy of the Adviser’s proxy voting policies and procedures;

•

Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and their service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the Fund; and

•	A description of the business continuity and disaster recovery plans of the Adviser; and

•	Information regarding the Adviser’s risk management processes.

Other Relevant Information

•	Information concerning the nature, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s Administrator;

14

State Street Institutional Investment Trust

State Street Institutional Treasury Money Market Fund

Other Information — (continued)

June 30, 2016 (Unaudited)

•

Information concerning the nature, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant, transfer agent and securities lending agent of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;

•

Draft responses to a letter from Joseph P. Barri, LLC, co-counsel along with the law firm of Sullivan & Worcester LLP (together, “Independent Counsel”) to the Independent Trustees, reviewed prior to such date by Independent Counsel, requesting specific information from each of:

•

SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins before taxes from such operations for the Fund’s last fiscal year; and the relevant operations of other affiliated service providers to the Fund, together with their approximate profit margins from such relevant operations for the Fund’s last fiscal year;

•

State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, transfer agent, securities lending agent, and shareholder services for the Funds, with respect to its operations relating to the Fund; and

•

State Street Global Markets, LLC, the principal underwriter and distributor of the shares of the Funds (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under SEC Rule 12b-1;

•

Information from SSGA FM and State Street with respect to State Street Master Funds and State Street Institutional Investment Trust, and the Distributor with respect to State Street Institutional Investment Trust, providing any material changes to the previous information supplied in response to the letter from Joseph P. Barri, LLC prior to the Executive Sessions of the Board on May 19-20, 2016;

•

Materials provided by Broadridge Financial Solutions, Inc., the successor by acquisition to the producer of Lipper materials used in previous years (“Broadridge”), circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund for which such materials were then available; and

•	A summary of the foregoing materials prepared by Independent Counsel.

In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Funds throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Funds and the investment strategies used in pursuing the Fund’s investment objective.

The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.

15

State Street Institutional Investment Trust

State Street Institutional Treasury Money Market Fund

Other Information — (continued)

June 30, 2016 (Unaudited)

Results of the Process

Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 19-20, 2016 the Board, including a majority of the Independent Trustees, voted to approve the adoption of, as applicable, and the continuation of the Advisory Agreements effective June 1, 2016, for an additional year with respect to all Funds.

Nature, Extent and Quality of Services

In considering whether to approve the Advisory Agreements, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various Funds that invest primarily in equity securities. With respect to those Funds that invest primarily in fixed-income securities, the Board considered the extensive experience and resources committed by the Adviser to the evaluation of credit, interest-rate and currency risks. With respect to certain Funds that operate as money market mutual funds, the Board considered the Adviser’s success in maintaining the constant dollar value of the Fund through extraordinary market conditions, and the Board noted that it was being asked to approve a floating net asset value for certain other money market funds. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Funds by senior management.

The Board reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in monitoring the Fund’s securities lending activities.

On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Funds.

Fund Performance

The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2015. For purposes of these comparisons the Independent Trustees relied extensively on the “Performance Group,” “Performance Universe” and “Broadridge Index” constructed by Broadridge for the Fund and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund:

16

State Street Institutional Investment Trust

State Street Institutional Treasury Money Market Fund

Other Information — (continued)

June 30, 2016 (Unaudited)

The Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Group and Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.

State Street Institutional Treasury Money Market Fund. The Board considered that the Fund underperformed the medians of its Performance Group and Performance Universe and its Broadridge Index for the 1-, 3- and 5-year periods. The Board took into account management’s discussion of the Fund’s performance.

On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory or better (a) by comparison to the performance of its peer group funds or (b) after considering steps taken by management to improve the performance of certain Funds.

Management Fees and Expenses

The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee, including the portion attributable to administrative services provided by SSGA FM, and total expense ratio (both before and after giving effect to any expense caps), as compared to its “Expense Group” and “Expense Universe,” as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of various Funds to limit the total expenses borne by shareholders of such Funds. Among other information, the Board considered the following expense information in its evaluation of the Fund:

State Street Institutional Treasury Money Market Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of similar mutual funds and are reasonable in relation to the services provided.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all Funds as a group. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers, together with the ranges of profitability of each of the Affiliated Service Providers with respect to their services to the Funds. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Funds’ investments.

17

State Street Institutional Investment Trust

State Street Institutional Treasury Money Market Fund

Other Information — (continued)

June 30, 2016 (Unaudited)

The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and all Funds as a group, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific Fund or the Funds taken as a whole. The Board concluded that, in light of the current size of the Fund and all Funds as a group, the level of profitability of the Adviser and its affiliates with respect to the Fund and all Funds as a group over various time periods, and the comparatively low management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for any Fund at this time.

Conclusions

In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the respective Advisory Agreement.

Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its respective shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

18

Trustees

William L. Boyan

Michael F. Holland

Michael A. Jessee

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian and Sub-Administrator

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

Transfer Agent

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

Distributor

State Street Global Markets LLC

State Street Financial Center

One Lincoln Street

Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Institutional Investment Trust

State Street Bank and Trust Company

P.O. Box 5049

Boston, MA 02206

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

[THIS PAGE INTENTIONALLY LEFT BLANK]

Semi-Annual Report

30 June 2016

State Street Master Funds

State Street Treasury Money Market Portfolio

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Master Funds

State Street Treasury Money Market Portfolio

Semi-Annual Report

June 30, 2016 (Unaudited)

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Master Funds

State Street Treasury Money Market Portfolio

Portfolio Summary (Unaudited)

Portfolio Composition*	June 30, 2016
Treasury Debt	100.0%
Other Assets in Excess of Liabilities	0.0 **
Total	100.0%

Maturity Ladder*	June 30, 2016
2 to 30 Days	47.8%
31 to 60 Days	21.0
61 to 90 Days	11.8
Over 90 Days	19.4
Total	100.0%
Average days to maturity	30
Weighted average life	80

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

**	Amount represents less than 0.05% of net assets.

See accompanying notes to financial statements.

23

State Street Master Funds

State Street Treasury Money Market Portfolio

Schedule of Investments

June 30, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

TREASURY DEBT – 100.0%
U.S. Treasury Bill(a)	0.220%	07/07/2016	07/07/2016	$1,513,174,000	$1,513,122,577
U.S. Treasury Bill(a)	0.228%	07/21/2016	07/21/2016	1,527,563,000	1,527,365,078
U.S. Treasury Bill(a)	0.228%	08/04/2016	08/04/2016	616,000,000	615,845,590
U.S. Treasury Bill(a)	0.230%	08/11/2016	08/11/2016	775,000,000	774,780,103
U.S. Treasury Bill(a)	0.238%	07/14/2016	07/14/2016	1,337,163,000	1,337,053,423
U.S. Treasury Bill(a)	0.250%	07/28/2016	07/28/2016	1,456,500,000	1,456,243,648
U.S. Treasury Bill(a)	0.260%	09/29/2016	09/29/2016	400,000,000	399,740,000
U.S. Treasury Bill(a)	0.270%	09/15/2016	09/15/2016	395,000,000	394,774,850
U.S. Treasury Bill(a)	0.271%	09/22/2016	09/22/2016	485,000,000	484,697,516
U.S. Treasury Bill(a)	0.275%	08/18/2016	08/18/2016	551,000,000	550,797,317
U.S. Treasury Bill(a)	0.285%	09/08/2016	09/08/2016	304,000,000	303,833,940
U.S. Treasury Bill(a)	0.340%	09/01/2016	09/01/2016	275,000,000	274,838,972
U.S. Treasury Bill(a)	0.350%	08/25/2016	08/25/2016	428,000,000	427,781,833
U.S. Treasury Note(a)	0.247%	07/31/2016	07/31/2016	150,000,000	150,154,644
U.S. Treasury Note(a)	0.283%	07/15/2016	07/15/2016	97,000,000	97,012,726
U.S. Treasury Note(b)	0.313%	07/01/2016	10/31/2016	280,000,000	279,984,679
U.S. Treasury Note(a)	0.315%	09/30/2016	09/30/2016	100,000,000	100,169,945
U.S. Treasury Note(b)	0.330%	07/01/2016	07/31/2016	80,000,000	80,000,833
U.S. Treasury Note(b)	0.334%	07/01/2016	04/30/2017	184,900,000	184,900,425
U.S. Treasury Note(b)	0.337%	07/01/2016	07/31/2017	358,500,000	358,392,547
U.S. Treasury Note(b)	0.344%	07/01/2016	01/31/2017	650,000,000	650,059,689
U.S. Treasury Note(b)	0.428%	07/01/2016	10/31/2017	180,500,000	180,439,275
U.S. Treasury Note(b)	0.450%	07/01/2016	04/30/2018	125,820,000	125,824,575
U.S. Treasury Note(b)	0.532%	07/01/2016	01/31/2018	126,000,000	126,276,482

TOTAL INVESTMENTS(c)(d) – 100.0%					12,394,090,667
Other Assets in Excess of Liabilities – 0.0%(e)					1,972,447

NET ASSETS – 100.0%					$12,396,063,114

(a)	Rate represents annualized yield at date of purchase.

(b)	Variable Rate Security – Interest rate shown is rate in effect at June 30, 2016.

(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).

(d)	Also represents the cost for federal tax purposes.

(e)	Amount is less than 0.05% of net assets.

See accompanying notes to financial statements.

24

State Street Master Funds

State Street Treasury Money Market Portfolio

Statement of Assets and Liabilities

June 30, 2016 (Unaudited)

Assets
Investments in securities, at value and cost (Note 2)	$12,394,090,667
Cash	270
Interest receivable (Note 2)	2,777,564

Total assets	12,396,868,501
Liabilities
Advisory fee payable (Note 5)	499,440
Custodian fees payable (Note 3)	260,873
Professional fees payable	17,505
Printing fee payable	4,330
Accrued expenses and other liabilities	23,239

Total liabilities	805,387

Net Assets	$12,396,063,114

See accompanying notes to financial statements.

25

State Street Master Funds

State Street Treasury Money Market Portfolio

Statement of Operations

For the Six Months Ended June 30, 2016 (Unaudited)

Investment Income
Interest income	$16,456,970

Expenses
Advisory fee (Note 3)	3,022,181
Administration and custody fees	683,120
Trustees’ fees and expenses (Note 4)	102,466
Professional fees	78,681
Printing expense	2,578
Insurance expense	14,608
Miscellaneous expenses	32,580

Total expenses	3,936,214

Net Investment Income (Loss)	12,520,756

Realized Gain (Loss):
Net realized gain (loss) on:
Investment transactions	98,715

Net Increase (Decrease) in Net Assets from Operations	$12,619,471

See accompanying notes to financial statements.

26

State Street Master Funds

State Street Treasury Money Market Portfolio

Statements of Changes in Net Assets

	Six Months Ended 6/30/16 (Unaudited)	Year Ended 12/31/15
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$12,520,756	$(3,202,509)
Net realized gain (loss)	98,715	119,782

Net increase (decrease) in net assets resulting from operations	12,619,471	(3,082,727)

Capital Transactions:
Contributions	13,100,243,576	26,921,306,751
Withdrawals	(12,553,927,593)	(25,328,556,655)

Net increase (decrease) in net assets from capital transactions	546,315,983	1,592,750,096

Net increase (decrease) in net assets during the period	558,935,454	1,589,667,369

Net assets at beginning of period	11,837,127,660	10,247,460,291

Net Assets at End of Period	$12,396,063,114	$11,837,127,660

See accompanying notes to financial statements.

27

State Street Master Funds

State Street Treasury Money Market Portfolio

Financial Highlights

Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/16 (Unaudited)		Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13		Year Ended 12/31/12	Year Ended 12/31/11
Total return(a)	0.10%		(0.04)%	(0.02)%	0.00	%(b)	0.02%	(0.09)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$12,396,063		$11,837,128	$10,247,460	$14,558,022		$12,712,060	$12,094,364
Ratios to average net assets:
Total expenses	0.07	%(c)	0.07%	0.07%	0.07%		0.07%	0.07%
Net expenses	0.07	%(c)	0.07%	0.07%	0.07%		0.07%	0.07%
Net investment income (loss)	0.21	%(c)	(0.03)%	(0.02)%	0.00	%(b)	0.02%	(0.03	)%(d)

(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.

(b)	Amount is less than 0.005% per share.

(c)	Annualized.

(d)	Results reflect the effect of expense waivers. Without these waivers, net investment income would have been lower.

See accompanying notes to financial statements.

28

State Street Master Funds

State Street Treasury Money Market Portfolio

Notes to Financial Statements

June 30, 2016 (Unaudited)

1.	Organization

The State Street Master Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company that was organized as a Massachusetts business trust on July 27, 1999.

As of June 30, 2016, the Trust consists of six (6) series each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares at with no par value. The financial statements herein relate only to State Street Treasury Money Market Portfolio.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.

The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.

Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or

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Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Portfolio had no transfers between levels for the period ended June 30, 2016.

Investment Transactions and Income Recognition

Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premium and discounts are amortized/accreted for financial reporting purposes.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.

Expenses

Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses, which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolios within the Trust.

Distributions

Distributions from net investment income if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

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Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

3.	Fees and Transactions with Affiliates

Advisory Fee

The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.

Administrator and Sub-Administrator Fees

SSGA FM serves as administrator and State Street serves as custodian, sub-administrator and transfer agent. SSGA FM and State Street receive an annual fee for their services as administrator, custodian, sub-administrator and transfer agent, respectively. The annual fee is accrued daily and payable monthly at the following fee rate:

Asset Levels	Annual percentage of average aggregate monthly net assets
First $400 million	0.03%
Next $15 billion	0.02%
Thereafter	0.01%
Minimum annual fee per Portfolio	$150,000

The minimum fee will be calculated by multiplying the minimum per portfolio fee by the number of portfolios within the Trust to arrive at the total minimum fee. The greater of the asset based fee or the minimum fee will be charged to the portfolios. SSGA FM and State Street each receive a portion of the fee.

4.	Trustees’ Fees

The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

5.	Income Tax Information

The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio is deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. The federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken

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Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

At June 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

6.	Risks

Concentration Risk

As a result of the Portfolio’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio were more broadly diversified.

Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).

Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.

7.	Rule Issuance

On July 23, 2014, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to the governing rules for money market funds. The amendments require that, following a two-year implementation timeframe, institutional prime and institutional tax exempt money market funds adopt a floating net asset value effective in October 2016. The rule changes also allow for certain liquidity-based redemption fees and gates, and include enhanced requirements for disclosure and stress testing. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Portfolio’s financial statements related disclosure.

8.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

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Other Information

June 30, 2016 (Unaudited)

Expense Example

As a shareholder of a Fund, you incur two types of costs (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2016 to June 30, 2016.

The table below illustrates your Fund’s cost in two ways:

•

Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return — This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Treasury Money Market Portfolio	0.07%	$1,001.00	$0.35	$1,024.50	$0.35

(a)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 366.

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Other Information — (continued)

June 30, 2016 (Unaudited)

Proxy Voting Policies and Procedures and Record

The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio have adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083, (ii) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or (iii) at the U.S. Securities and Exchange Commission’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding how the Portfolio voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

Quarterly Portfolio Schedule

The Portfolio will file their complete schedules of investments with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Portfolio’s semi-annual and annual financial statements. The Portfolio’s Form N-Q is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iii) at the Securities and Exchange Commission’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.

Monthly Portfolio Schedule

The Portfolio files its monthly portfolio holdings with the U.S. Securities and Exchange Commission on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. The Portfolio’s Form N-MFP is available (i) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or (ii) at the Securities and Exchange Commission’s public reference room.

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Other Information — (continued)

June 30, 2016 (Unaudited)

Trustee Considerations In Approving Continuation Of

Investment Advisory Agreements1

Overview of the Contract Review Process

Under the Investment Company Act of 1940, an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.

Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds and State Street Institutional Investment Trust (each a “Trust” and together, the “Trusts”), met on April 14-15, 2016 and May 19-20, 2016, including in Executive Sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to each portfolio series of each Trust (each, a “Fund” and collectively, the “Funds”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully.2 The Independent Trustees were separately represented by co-counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreements. Following the April 14-15, 2016 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 19-20, 2016 meeting. The Independent Trustees considered, among other things, the following:

Information about Performance, Expenses and Fees

•	A report prepared by an independent third-party provider of investment company data, which includes for each Fund:

•

Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2015, as applicable, to the performance of an appropriate benchmark for the Fund and a universe of other mutual funds with similar investment objectives and policies;

[1]

Over the course of more than 15 years, the Independent Trustees have identified numerous relevant issues, factors and concerns (“issues, factors and concerns”) that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the “annual review process”). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the “special meeting”). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.

[2]	Certain Funds had either recently commenced operations or had yet to commence operations, and as such, the Advisory Agreement was not up for renewal with respect to such Funds.

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Other Information — (continued)

June 30, 2016 (Unaudited)

•	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider;

•	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five years, as applicable; and

•	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.

•

Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Funds, as applicable; and

•	Profitability analyses for (a) the Adviser with respect to each Fund and (b) affiliates of the Adviser that provide services to the Funds (“Affiliated Service Providers”).

Information about Portfolio Management

•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;

•	Information concerning the allocation of brokerage; and

•	Information regarding the procedures and processes used to value the assets of the Funds.

Information about the Adviser

•	Reports detailing the financial results and condition of the Adviser and its affiliates;

•	Descriptions of the qualifications, education and experience of the individual investment professionals responsible for managing the portfolios of the Funds;

•	Information relating to compliance with and the administration of each Code of Ethics adopted by the Adviser;

•	A copy of the Adviser’s proxy voting policies and procedures;

•

Information concerning the resources devoted by the Adviser to overseeing compliance by the Funds and their service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the Funds; and

•	A description of the business continuity and disaster recovery plans of the Adviser; and

•	Information regarding the Adviser’s risk management processes.

Other Relevant Information

•	Information concerning the nature, quality and cost of services provided to the Funds by SSGA FM in its capacity as the Fund’s Administrator;

•	Information concerning the nature, quality and cost of various non-investment management services provided to the Funds by affiliates of the Adviser, including the custodian, sub-administrator, fund

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Other Information — (continued)

June 30, 2016 (Unaudited)

accountant, transfer agent and securities lending agent of the Funds, and the role of the Adviser in managing the Funds’ relationship with these service providers;

•

Draft responses to a letter from Joseph P. Barri, LLC, co-counsel along with the law firm of Sullivan & Worcester LLP (together, “Independent Counsel”) to the Independent Trustees, reviewed prior to such date by Independent Counsel, requesting specific information from each of:

•

SSGA FM, in its capacity as the Funds’ Adviser and Administrator, with respect to its operations relating to the Funds and its approximate profit margins before taxes from such operations for the Funds’ last fiscal year; and the relevant operations of other affiliated service providers to the Funds, together with their approximate profit margins from such relevant operations for the Funds’ last fiscal year;

•

State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, transfer agent, securities lending agent, and shareholder services for the Funds, with respect to its operations relating to the Funds; and

•

State Street Global Markets, LLC, the principal underwriter and distributor of the shares of the Funds (the “Distributor”), with respect to its operations relating to the Funds, together with the Funds’ related distribution plans and arrangements under SEC Rule 12b-1;

•

Information from SSGA FM and State Street with respect to State Street Master Funds and State Street Institutional Investment Trust, and the Distributor with respect to State Street Institutional Investment Trust, providing any material changes to the previous information supplied in response to the letter from Joseph P. Barri, LLC prior to the Executive Sessions of the Board on May 19-20, 2016;

•

Materials provided by Broadridge Financial Solutions, Inc., the successor by acquisition to the producer of Lipper materials used in previous years (“Broadridge”), circulated to the Independent Trustees and to Independent Counsel, with respect to the Funds for which such materials were then available; and

•	A summary of the foregoing materials prepared by Independent Counsel.

In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Funds throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Funds and the investment strategies used in pursuing each Fund’s investment objective.

The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund.

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Other Information — (continued)

June 30, 2016 (Unaudited)

Results of the Process

Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 19-20, 2016 the Board, including a majority of the Independent Trustees, voted to approve the adoption of, as applicable, and the continuation of the Advisory Agreements effective June 1, 2016, for an additional year with respect to all Funds.

Nature, Extent and Quality of Services

In considering whether to approve the Advisory Agreements, the Board evaluated the nature, extent and quality of services provided to each Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various Funds that invest primarily in equity securities. With respect to those Funds that invest primarily in fixed-income securities, the Board considered the extensive experience and resources committed by the Adviser to the evaluation of credit, interest-rate and currency risks. With respect to certain Funds that operate as money market mutual funds, the Board considered the Adviser’s success in maintaining the constant dollar value of each Fund through extraordinary market conditions, and the Board noted that it was being asked to approve a floating net asset value for certain other money market funds. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Funds by senior management.

The Board reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in monitoring each Fund’s securities lending activities.

On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Funds.

Fund Performance

The Board compared each Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2015 by evaluating the performance of the Funds’ feeder fund. With respect to the money market Funds, the Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in

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Other Information — (continued)

June 30, 2016 (Unaudited)

performance relative to other funds in such Group and Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.

On the basis of the foregoing and other relevant information, the Board concluded that the performance of each operational Fund is satisfactory or better (a) by comparison to the performance of its peer group funds or (b) after considering steps taken by management to improve the performance of certain Funds.

Management Fees and Expenses

The Board reviewed the contractual investment advisory fee rates payable by each Fund and actual fees paid by each Fund, net of waivers. As part of its review, the Board considered each Fund’s management fee, including the portion attributable to administrative services provided by SSGA FM, and total expense ratio (both before and after giving effect to any expense caps), as compared to its “Expense Group” and “Expense Universe,” as constructed by Broadridge, and the related Broadridge analysis for each of the Funds. The Board also considered the comparability of the fees charged and the services provided to each Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of various Funds to limit the total expenses borne by shareholders of such Funds.

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of each Fund compare favorably to the fees and expenses of similar mutual funds and are reasonable in relation to the services provided.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to each Fund and to all Funds as a group. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers, together with the ranges of profitability of each of the Affiliated Service Providers with respect to their services to the Funds. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Funds’ investments.

The Board concluded that the profitability of the Adviser with respect to each of the Funds, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Funds, were reasonable in relation to the services provided.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund and all Funds as a group, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific Fund or the Funds taken as a whole. The Board concluded that, in light of the current size of each Fund and all Funds as a group, the level of

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Other Information — (continued)

June 30, 2016 (Unaudited)

profitability of the Adviser and its affiliates with respect to each Fund and all Funds as a group over various time periods, and the comparatively low management fee and expense ratio of each Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for any Fund at this time.

Conclusions

In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the respective Advisory Agreement.

Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of each Fund and its respective shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

40

Trustees

William L. Boyan

Michael F. Holland

Michael A. Jessee

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Master Funds State Street Bank and Trust Company P.O. Box 5049 Boston, MA 02206	SSITTRMMSAR IBG-20876

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

Semi-Annual Report

30 June 2016

State Street Institutional Investment Trust

State Street Institutional U.S. Government Money Market Fund

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

State Street Institutional Investment Trust

State Street Institutional U.S. Government Money Market Fund

Semi-Annual Report

June 30, 2016 (Unaudited)

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

State Street Institutional Investment Trust

State Street Institutional U.S. Government Money Market Fund

Statement of Assets and Liabilities

June 30, 2016 (Unaudited)

Assets
Investment in corresponding Portfolio, at value (Note 1)	$19,972,779,390
Receivable for fund shares sold	1,551
Receivable from Adviser (Note 3)	54,314

Total assets	19,972,835,255
Liabilities
Payable for fund shares repurchased	48,371
Administration fees payable (Note 3)	1,374,742
Shareholder servicing fee payable (Note 3)	137,379
Distribution fees payable (Note 3)	52,657
Transfer agent fees payable (Note 3)	6,521
Distribution payable	529,241
Registration and filing fees payable	5,928
Professional fees payable	9,521
Printing fee payable	31,070
Accrued expenses and other liabilities	17,621

Total liabilities	2,213,051

Net Assets	$19,970,622,204

Net Assets Consist of:
Paid-in Capital	$19,970,573,945
Accumulated net realized gain (loss) on investments	48,259

Net Assets	$19,970,622,204

Premier Class
Net Assets	$18,672,951,922
Shares outstanding	18,673,172,125

Net asset value, offering and redemption price per share	$1.00

Investment Class
Net Assets	$559,915,111
Shares outstanding	559,978,285

Net asset value, offering and redemption price per share	$1.00

Investor Class
Net Assets	$35,000,080
Shares outstanding	35,000,000

Net asset value, offering and redemption price per share	$1.00

G Class
Net Assets	$702,755,091
Shares outstanding	702,745,200

Net asset value, offering and redemption price per share	$1.00

See accompanying notes to financial statements and financial statements of the corresponding portfolio.

1

State Street Institutional Investment Trust

State Street Institutional U.S. Government Money Market Fund

Statement of Operations

For the Six Months Ended June 30, 2016 (Unaudited)

Income and Expenses Allocated From Portfolio
Interest income allocated from Portfolio (Note 2)	$25,984,061
Expenses allocated from Portfolio (Note 2)	(4,938,934)

Total Investment Income (loss) Allocated From Portfolio	21,045,127

Expenses
Administration fees (Note 3)
Premier Class	3,407,512
Investment Class	179,015
Investor Class	3,586
G Class	35,318
Shareholder servicing fees (Note 3)
Investment Class	895,075
Investor Class	5,737
Distribution fees (Note 3)
Investment Class	358,030
Custodian fees (Note 3)	7,605
Trustees’ fees and expenses (Note 4)	9,503
Transfer agent fees (Note 3)	36,593
Registration and filing fees	65,985
Professional fees	17,606
Printing expense	24,888
Insurance expense	15,871
Miscellaneous expenses	28,902

Total Expenses	5,091,226
Shareholder servicing fees waived
Investment Class (Note 3)	(94,729)
Distribution fees waived
Investment Class (Note 3)	(358,030)

Net Expenses	4,638,467

Net Investment Income (loss)	16,406,660

Realized Gain (loss)
Net realized gain (loss) on
Investments allocated from Portfolio	48,259

Net Increase (Decrease) in Net Assets From Operations	$16,454,919

See accompanying notes to financial statements and financial statements of the corresponding portfolio.

2

State Street Institutional Investment Trust

State Street Institutional U.S. Government Money Market Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/16 (Unaudited)	Year Ended 12/31/15
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$16,406,660	$720,256
Net realized gain (loss)	48,259	101,189

Net increase (decrease) in net assets resulting from operations	16,454,919	821,445

Distributions to Shareholders from:
Net investment income
Premier Class	(15,456,156)	(565,219)
Investor Class*	(11,452)	–
G Class	(939,052)	(155,037)

Total distributions from net investment income	(16,406,660)	(720,256)

From Beneficial Interest Transactions:
Premier Class
Shares sold	40,021,041,526	43,034,500,814
Reinvestment of distributions	12,625,880	492,834
Shares redeemed	(34,877,023,019)	(40,481,619,457)

Net increase (decrease) from capital share transactions	5,156,644,387	2,553,374,191

Investment Class
Shares sold	2,101,206,039	4,327,886,922
Shares redeemed	(2,512,844,283)	(3,972,047,433)

Net increase (decrease) from capital share transactions	(411,638,244)	355,839,489

Investor Class*
Shares sold	45,000,000	–
Shares redeemed	(10,000,000)	–

Net increase (decrease) from capital share transactions	35,000,000	–

G Class
Shares sold	1,061,678,441	2,487,611,939
Reinvestment of distributions	939,052	155,037
Shares redeemed	(1,092,802,483)	(2,627,170,798)

Net increase (decrease) from capital share transactions	(30,184,990)	(139,403,822)

Net Increase (Decrease) in Net Assets from Beneficial Interest Transactions	4,749,821,153	2,769,809,858

Net Increase (Decrease) in Net Assets during the Period	4,749,869,412	2,769,911,047

Net Assets at Beginning of Period	15,220,752,792	12,450,841,745

Net Assets at End of Period	$19,970,622,204	$15,220,752,792

Undistributed (distribution in excess of) net investment income (loss)	$–	$–

Shares of Beneficial Interest:
Premier Class
Shares sold	40,021,041,526	43,034,500,814
Reinvestment of distributions	12,625,880	492,834
Shares redeemed	(34,877,023,019)	(40,481,619,457)

Net increase (decrease) from share transactions	5,156,644,387	2,553,374,191

See accompanying notes to financial statements and financial statements of the corresponding portfolio.

3

State Street Institutional Investment Trust

State Street Institutional U.S. Government Money Market Fund

Statements of Changes in Net Assets — (continued)

	Six Months Ended 6/30/16 (Unaudited)	Year Ended 12/31/15
Investment Class
Shares sold	$2,101,206,039	$4,327,886,922
Shares redeemed	(2,512,844,283)	(3,972,047,433)

Net increase (decrease) from share transactions	(411,638,244)	355,839,489

Investor Class*
Shares sold	45,000,000	–
Shares redeemed	(10,000,000)	–

Net increase (decrease) from share transactions	35,000,000	–

G Class
Shares sold	1,061,678,441	2,487,611,932
Reinvestment of distributions	939,052	155,044
Shares redeemed	(1,092,802,483)	(2,627,170,798)

Net increase (decrease) from share transactions	(30,184,990)	(139,403,822)

*	For the period March 21, 2016 (inception date) through June 30, 2016.

See accompanying notes to financial statements and financial statements of the corresponding portfolio.

4

State Street Institutional Investment Trust

State Street Institutional U.S. Government Money Market Fund

Financial Highlights

Selected data for a share outstanding throughout each period(a)

	Premier Class
	Six Months Ended 6/30/16 (Unaudited)		Year Ended 12/31/15		Year Ended 12/31/14		Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11
Net Asset Value, Beginning of Period	$1.0000		$1.0000		$1.0000		$1.0000	$1.0000	$1.0000

Income (loss) from Investment Operations:
Net investment income (loss)	0.0011		0.0000	(b)	(0.0000	)(b)	0.0001	0.0003	0.0002
Net realized gain (loss)	(0.0000	)(b)	0.0000	(b)	–		–	0.0000 (b)	0.0000 (b)

Total from investment operations	0.0011		0.0000	(b)	(0.0000	)(b)	0.0001	0.0003	0.0002

Distributions to Shareholders From:
Net investment income	(0.0011)		(0.0000	)(b)	–		(0.0001)	(0.0003)	(0.0002)
Net realized gains	–		–		–		–	–	–

Total distributions	(0.0011)		(0.0000	)(b)	–		(0.0001)	(0.0003)	(0.0002)

Net Asset Value, End of Period	$1.0000		$1.0000		$1.0000		$1.0000	$1.0000	$1.0000

Total Return(c)	0.11%		0.00	%(d)	0.00	%(d)	0.01%	0.03%	0.02%
Ratios and Supplemental Data:
Net Assets, End of Period (in 000s)	$18,672,952		$13,516,264		$10,962,800		$7,189,250	$7,114,213	$5,139,795
Ratios to average net assets:
Total expenses	0.12	%(e)	0.12%		0.12%		0.12%	0.13%	0.12%
Net expenses	0.12	%(e)	0.09%		0.07%		0.09%	0.12%	0.10%
Net investment income (loss)	0.23	%(e)	0.00	%(d)	0.00	%(d)	0.01%	0.03%	0.02%

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio.

(b)	Amount is less than $0.00005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(d)	Amount is less than 0.005% per share.

(e)	Annualized.

See accompanying notes to financial statements and financial statements of the corresponding portfolio.

5

State Street Institutional Investment Trust

State Street Institutional U.S. Government Money Market Fund

Financial Highlights

Selected data for a share outstanding throughout each period(a)

	Investment Class
	Six Months Ended 6/30/16 (Unaudited)		Year Ended 12/31/15		Year Ended 12/31/14		Year Ended 12/31/13		Year Ended 12/31/12		Year Ended 12/31/11
Net Asset Value, Beginning of Period	$1.0000		$1.0000		$1.0000		$1.0000		$1.0000		$1.0000

Income (loss) from Investment Operations
Net investment income (loss)	–		0.0000	(b)	(0.0000	)(b)	0.0000	(b)	0.0000	(b)	(0.0001)
Net realized gain (loss)	–		–		–		–		0.0000	(b)	0.0001

Total from investment operations	–		0.0000	(b)	(0.0000	)(b)	0.0000	(b)	0.0000	(b)	0.0000	(b)

Net Asset Value, End of Period	$1.0000		$1.0000		$1.0000		$1.0000		$1.0000		$1.0000

Total Return(c)	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.00	%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$559,915		$971,551		$615,706		$691,469		$654,978		$638,101
Ratios to average net assets:
Total expenses	0.47	%(e)	0.47%		0.47%		0.47%		0.47%		0.47%
Net expenses	0.34	%(e)	0.10%		0.07%		0.10%		0.14%		0.11%
Net investment income (loss)	0.00	%(d)(e)	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.00	%(d)

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio.

(b)	Amount is less than $0.00005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(d)	Amount is less than 0.005% per share.

(e)	Annualized.

See accompanying notes to financial statements and financial statements of the corresponding portfolio.

6

State Street Institutional Investment Trust

State Street Institutional U.S. Government Money Market Fund

Financial Highlights

Selected data for a share outstanding throughout each period(a)

	Investor Class
	For the Period 3/21/16* – 6/30/16 (Unaudited)
Net Asset Value, Beginning of Period	$1.0000

Income (loss) from Investment Operations
Net investment income (loss)	0.0004
Net realized gain (loss)	0.0000	(b)

Total from investment operations	0.0004

Distributions to Shareholders From:
Net investment income	(0.0004)
Net realized gains	—

Total distributions	(0.0004)

Net Asset Value, End of Period	$1.0000

Total Return(c)	0.04%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$35,000
Ratios to average net assets:
Total expenses	0.20	%(e)
Net expenses	0.20	%(e)
Net investment income (loss)	0.16	%(e)

*	Commencement of operations

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio.

(b)	Amount is less than $0.00005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(d)	Amount is less than 0.005% per share.

(e)	Annualized.

See accompanying notes to financial statements and financial statements of the corresponding portfolio.

7

State Street Institutional Investment Trust

State Street Institutional U.S. Government Money Market Fund

Financial Highlights

Selected data for a share outstanding throughout each period(a)

	G Class
	Six Months Ended 6/30/16 (Unaudited)		Year Ended 12/31/15	For the Period 10/2/14* – 12/31/14
Net Asset Value, Beginning of Period	$1.0000		$1.0000	$1.0000

Income (loss) from Investment Operations
Net investment income (loss)	0.0013		0.0002	0.0000	(b)
Net realized gain (loss)	0.0000	(b)	0.0000 (b)	0.0000	(b)

Total from investment operations	0.0013		0.0002	0.0000	(b)

Distributions to Shareholders From:
Net investment income	(0.0013)		(0.0002)	(0.0000	)(b)
Net realized gains	–		–	–

Total distributions	(0.0013)		(0.0002)	(0.0000	)(b)

Net Asset Value, End of Period	$1.0000		$1.0000	$1.0000

Total Return(c)	0.13%		0.02%	0.00	%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$702,755		$732,938	$872,335
Ratios to average net assets:
Total expenses	0.08	%(e)	0.08%	0.09	%(e)
Net expenses	0.08	%(e)	0.08%	0.08	%(e)
Net investment income (loss)	0.27	%(e)	0.02%	0.00	%(e)

*	Commencement of operations

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio.

(b)	Amount is less than $0.00005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(d)	Amount is less than 0.005% per share.

(e)	Annualized.

See accompanying notes to financial statements and financial statements of the corresponding portfolio.

8

State Street Institutional Investment Trust

State Street Institutional U.S. Government Money Market Fund

Notes to Financial Statements

June 30, 2016 (Unaudited)

1.	Organization

State Street Institutional Investment Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company that was organized as a Massachusetts business trust on February 16, 2000.

As of June 30, 2016, the Trust consists of fifty-one (51) series and corresponding classes, each of which have the same rights and privileges, including voting rights. State Street Institutional U.S. Government Money Market Fund (the “Fund”) is authorized to issue an unlimited number of shares at with no par value. The financial statements herein relate only to:

Fund	Classes	Commencement of Operations	Diversification Classification
State Street Institutional U.S. Government Money Market Fund	Administration Class Class G Institutional Class Investment Class Investor Class Premier Class Service Class	Not commenced October 5, 2014 Not commenced October 17, 2007 March 21, 2016 October 25, 2007 Not commenced	Diversified

The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street U.S. Government Money Market Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in net assets of the Portfolio, (96.10% at June 30, 2016). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

9

State Street Institutional Investment Trust

State Street Institutional U.S. Government Money Market Fund

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

Security Valuation

The Fund records its investments in its Portfolio at value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.

The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.

The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

The summary of the inputs used for the Portfolio, as of June 30, 2016, in valuing the Portfolio’s assets carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.

Investment Transactions and Income Recognition

Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.

Expenses

Certain expenses, which are directly identifiable to a specific fund, are applied to the fund within the Trust. Other expenses which cannot be attributed to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and relative net assets of the Funds within the Trust.

The Fund is allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.

Distributions

Distributions from net investment income if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Fees and Transactions with Affiliates

Advisory Fee

The Portfolio retained SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its

10

State Street Institutional Investment Trust

State Street Institutional U.S. Government Money Market Fund

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.

The Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. For the period ended June 30, 2016, SSGA FM did not voluntarily waive any expenses.

Under the terms of the reimbursement agreement the Fund agrees to repay SSGA FM up to the amount of fees waived or expenses reduced under the agreement provided that a Fund is not obligated to reimburse SSGA FM (1) more than three years after the end of the fiscal year of the Fund in which SSGA FM provided a voluntary reduction; (2) in respect of any business day for which the net annualized one-day yield of such Fund is less than 0.00%; (3) to the extent that the amount of the reimbursement to SSGA FM on any day exceeds fifty percent of the yield (net of all expenses, exclusive of the reimbursement) of the Fund on that day; (4) to the extent that the amount of the reimbursement would cause the Fund’s net yield to fall below a certain minimum net yield; or (5) in respect of any such fee waivers and/or expense reimbursements that are necessary to maintain a limit on a Fund’s expenses per contractual fee waivers and/or reimbursements by SSGA FM which are effective at the time of such fee waivers and/or expense reimbursements. As of June 30, 2016, SSGA FM has not recouped any expenses from the Fund. The Fund had no waived/reduced fees subject to potential recovery at year-end.

Waived/reduced fees subject to potential recovery by year of expiration are as follows:

Expiration Date	Amount

12/31/2016	$1,976,248

12/31/2017	4,726,293

12/31/2018	3,042,069

Administrator and Sub-Administrator Fees

SSGA FM serves as administrator and State Street serves as custodian and sub-administrator. For its administration services, the Fund, except Class G Shares, pays a fee at an annual rate of 0.05% of its average daily net assets to SSGA FM. Class G Shares pay a fee at an annual rate of 0.03% of its average daily net assets to SSGA FM. The fees are accrued daily and paid monthly. During the period ended June 30, 2016, the Fund incurred the following administration fees:

Class	Amount
Premier Class	$3,407,512
Investment Class	179,015
Investor Class	3,586
Class G	35,318

11

State Street Institutional Investment Trust

State Street Institutional U.S. Government Money Market Fund

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

The Fund pays State Street an annual fee for custody services for the Fund. SSGA FM pays an annual fee to State Street for sub-administration services provided for the Fund.

Distribution Fees

State Street Global Markets LLC serves as the Fund’s distributor (“SSGM” or the “Distributor”) pursuant to the Distribution Agreement between SSGM and the Trust. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which a Fund may compensate the Distributor (or others) for services in connection with the distribution of a Fund’s shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.10% of the Fund’s net assets attributable to its Investment Class shares. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance.

During the period ended June 30, 2016, the Fund was charged $358,030 but did not make any payments to SSGM under the Rule 12b-1 Plan, as SSGM voluntarily agreed to waive the entire amount of the Rule 12b-1 fees.

Wealth Management Services (“WMS”), a division of State Street, is among the financial intermediaries who may receive fees under the Rule 12b-1 Plan. During the period ended June 30, 2016, SSGM paid $778,534 to WMS.

Under the Fund’s Shareholder Servicing Plan, the Fund compensates financial intermediaries for providing certain services to shareholders and for maintaining shareholder accounts. The Fund’s Investment Class Shares made payments under the Shareholder Servicing Plan at an annual rate up to 0.25% of the eligible average daily net assets of the Investment Class Shares. During the period ended June 30, 2016, the Fund paid SSGM $807,588 under the shareholder servicing agreement which SSGM subsequently paid to financial intermediaries.

During the period ended June 30, 2016, SSGM voluntarily agreed to waive shareholder services fees of $94,729.

Transfer Agent Fees

Boston Financial Data Services (“BFDS”), a joint venture of DST Systems, Inc. and State Street Corporation, serves as transfer agent and dividend paying agent to the Fund. For these services, the Fund pays annual account services fees, activity-based fees, and charges related to compliance and regulatory services.

4.	Trustees’ Fees

The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

12

State Street Institutional Investment Trust

State Street Institutional U.S. Government Money Market Fund

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

5.	Income Tax Information

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. The federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

At June 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

6.	Risks

Concentration Risk

As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified.

Market, Credit and Counterparty Risk

In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).

Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.

13

State Street Institutional Investment Trust

State Street Institutional U.S. Government Money Market Fund

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

7.	Rule Issuance

On July 23, 2014, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to the governing rules for money market funds. The amendments require that, following a two-year implementation timeframe, institutional prime and institutional tax exempt money market funds adopt a floating net asset value effective in October 2016. The rule changes also allow for certain liquidity-based redemption fees and gates, and include enhanced requirements for disclosure and stress testing. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund’s financial statements related disclosure.

8.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements other than below.

On May 20, 2016, the Board approved an Agreement and Plan of Reorganization (the “Plan”) whereby the SSGA U.S. Government Money Market Fund, a series of SSGA Funds, will merge with and into the State Street Institutional U.S. Government Money Market Fund, a series of State Street Institutional Investment Trust, as set forth below effective August 26, 2016:

Selling Fund (Acquired Fund)	Buying Fund (Acquiring Fund)
SSGA U.S. Government Money Market Fund	State Street Institutional U.S. Government Money Market Fund

A regulatory filing with respect to the reorganization was issued on May 25, 2016. On August 22, 2016, the shareholders of the SSGA Funds (Selling Funds) approved the reorganization effective August 26, 2016.

14

State Street Institutional Investment Trust

State Street Institutional U.S. Government Money Market Fund

Other Information

June 30, 2016 (Unaudited)

Expense Example

As a shareholder of a Fund, you incur two types of costs (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2016 to June 30, 2016.

The table below illustrates your Fund’s cost in two ways:

•

Based on actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return – This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual			Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period		Ending Account Value	Expenses Paid During Period(a)
State Street Institutional U.S. Government Money Market Fund
Premier Class	0.12%	$1,000.00	$0.60	(a)	$1,024.30	$0.60
Investment Class	0.34	1,000.00	1.69	(a)	1,023.20	1.71
Investor Class	0.20	1,000.00	0.56	(b)	1,023.90	1.01
G Class	0.08	1,000.00	0.40	(a)	1,024.50	0.40

(a)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 366.

(b)	Actual period is from commencement of operations 3/21/2016.

15

State Street Institutional Investment Trust

State Street Institutional U.S. Government Money Market Fund

Other Information — (continued)

June 30, 2016 (Unaudited)

Proxy Voting Policies and Procedures and Record

The Fund has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities are contained in the Fund’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at 1-877-521-4083, (ii) on the Fund’s website at www.SSGA.com/cash, (iii) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the U.S. Securities and Exchange Commission’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding the Trust’s proxy voting policies and procedures, as well as information regarding how the Trust voted proxies, if any, during the most recent 12-month period ended June 30 is available without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the Securities and Exchange Commission (“SEC”) at

www.sec.gov.

Quarterly Portfolio Schedule

The Fund will file its complete schedule of investments with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedule of investments is available in the Fund’s semi-annual and annual financial statements. The Fund’s Form N-Q is available (i) without charge, upon request, by calling the Fund at 1-877-521-4083, (ii) on the Fund’s website at www.SSGA.com/cash, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.

Monthly Portfolio Schedule

The Fund files its monthly portfolio holdings with the U.S. Securities and Exchange Commission on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. The Fund’s Form N-MFP is available (i) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or ii) at the Securities and Exchange Commission’s public reference room.

16

State Street Institutional Investment Trust

State Street Institutional U.S. Government Money Market Fund

Other Information — (continued)

June 30, 2016 (Unaudited)

Trustee Considerations in Approving Continuation of

Investment Advisory Agreements1

Overview of the Contract Review Process

Under the Investment Company Act of 1940, an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.

Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds and State Street Institutional Investment Trust (each a “Trust” and together, the “Trusts”), met on April 14-15, 2016 and May 19-20, 2016, including in Executive Sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to each portfolio series of each Trust (each, a “Fund” and collectively, the “Funds”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully.2 The Independent Trustees were separately represented by co-counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreements. Following the April 14-15, 2016 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 19-20, 2016 meeting. The Independent Trustees considered, among other things, the following:

Information about Performance, Expenses and Fees

•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:

•

Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2015, as applicable, to the performance of an appropriate benchmark for the Fund and a universe of other mutual funds with similar investment objectives and policies;

[1]

Over the course of more than 15 years, the Independent Trustees have identified numerous relevant issues, factors and concerns (“issues, factors and concerns”) that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the “annual review process”). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the “special meeting”). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.

[2]	Certain Funds had either recently commenced operations or had yet to commence operations, and as such, the Advisory Agreement was not up for renewal with respect to such Funds.

17

State Street Institutional Investment Trust

State Street Institutional U.S. Government Money Market Fund

Other Information — (continued)

June 30, 2016 (Unaudited)

•	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider;

•	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five years, as applicable; and

•	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.

•

Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Funds, as applicable; and

•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of the Adviser that provide services to the Fund (“Affiliated Service Providers”).

Information about Portfolio Management

•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;

•	Information concerning the allocation of brokerage; and

•	Information regarding the procedures and processes used to value the assets of the Fund.

Information about the Adviser

•	Reports detailing the financial results and condition of the Adviser and its affiliates;

•	Descriptions of the qualifications, education and experience of the individual investment professionals responsible for managing the portfolios of the Fund;

•	Information relating to compliance with and the administration of each Code of Ethics adopted by the Adviser;

•	A copy of the Adviser’s proxy voting policies and procedures;

•

Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and their service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the Fund; and

•	A description of the business continuity and disaster recovery plans of the Adviser; and

•	Information regarding the Adviser’s risk management processes.

Other Relevant Information

•	Information concerning the nature, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s Administrator;

•	Information concerning the nature, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator, fund

18

State Street Institutional Investment Trust

State Street Institutional U.S. Government Money Market Fund

Other Information — (continued)

June 30, 2016 (Unaudited)

accountant, transfer agent and securities lending agent of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;

•

Draft responses to a letter from Joseph P. Barri, LLC, co-counsel along with the law firm of Sullivan & Worcester LLP (together, “Independent Counsel”) to the Independent Trustees, reviewed prior to such date by Independent Counsel, requesting specific information from each of:

•

SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins before taxes from such operations for the Fund’s last fiscal year; and the relevant operations of other affiliated service providers to the Fund, together with their approximate profit margins from such relevant operations for the Fund’s last fiscal year;

•

State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, transfer agent, securities lending agent, and shareholder services for the Funds, with respect to its operations relating to the Fund; and

•

State Street Global Markets, LLC, the principal underwriter and distributor of the shares of the Funds (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under SEC Rule 12b-1;

•

Information from SSGA FM and State Street with respect to State Street Master Funds and State Street Institutional Investment Trust, and the Distributor with respect to State Street Institutional Investment Trust, providing any material changes to the previous information supplied in response to the letter from Joseph P. Barri, LLC prior to the Executive Sessions of the Board on May 19-20, 2016;

•

Materials provided by Broadridge Financial Solutions, Inc., the successor by acquisition to the producer of Lipper materials used in previous years (“Broadridge”), circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund for which such materials were then available; and

•	A summary of the foregoing materials prepared by Independent Counsel.

In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Funds throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Funds and the investment strategies used in pursuing the Fund’s investment objective.

The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.

19

State Street Institutional Investment Trust

State Street Institutional U.S. Government Money Market Fund

Other Information — (continued)

June 30, 2016 (Unaudited)

Results of the Process

Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 19-20, 2016 the Board, including a majority of the Independent Trustees, voted to approve the adoption of, as applicable, and the continuation of the Advisory Agreements effective June 1, 2016, for an additional year with respect to all Funds.

Nature, Extent and Quality of Services

In considering whether to approve the Advisory Agreements, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various Funds that invest primarily in equity securities. With respect to those Funds that invest primarily in fixed-income securities, the Board considered the extensive experience and resources committed by the Adviser to the evaluation of credit, interest-rate and currency risks. With respect to certain Funds that operate as money market mutual funds, the Board considered the Adviser’s success in maintaining the constant dollar value of the Fund through extraordinary market conditions, and the Board noted that it was being asked to approve a floating net asset value for certain other money market funds. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Funds by senior management.

The Board reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in monitoring the Fund’s securities lending activities.

On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Funds.

Fund Performance

The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2015. For purposes of these comparisons the Independent Trustees relied extensively on the “Performance Group,” “Performance Universe” and “Broadridge Index” constructed by Broadridge for the Fund and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund:

The Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers,

20

State Street Institutional Investment Trust

State Street Institutional U.S. Government Money Market Fund

Other Information — (continued)

June 30, 2016 (Unaudited)

accounted for substantial differences in performance relative to other funds in such Group and Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.

State Street Institutional U.S. Government Money Market Fund. The Board considered that the Fund underperformed the median of its Performance Group and Performance Universe and its Broadridge Index for the 1- and 3-year periods and equaled the median of its Performance Group and Performance Universe and its Broadridge Index for the 5-year period. The Board took into account management’s discussion of the Fund’s performance.

On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory or better (a) by comparison to the performance of its peer group funds or (b) after considering steps taken by management to improve the performance of certain Funds.

Management Fees and Expenses

The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee, including the portion attributable to administrative services provided by SSGA FM, and total expense ratio (both before and after giving effect to any expense caps), as compared to its “Expense Group” and “Expense Universe,” as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of various Funds to limit the total expenses borne by shareholders of such Funds. Among other information, the Board considered the following expense information in its evaluation of the Fund:

State Street Institutional U.S. Government Money Market Fund. The Board considered that the Fund’s actual management fee was above the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the median of its Expense Group and above the median of its Expense Universe. The Board took into account management’s discussion of the Fund’s expenses.

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of similar mutual funds and are reasonable in relation to the services provided.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all Funds as a group. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers, together with the ranges of profitability of each of the Affiliated Service Providers with respect to their services to the Funds. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Funds’ investments.

21

State Street Institutional Investment Trust

State Street Institutional U.S. Government Money Market Fund

Other Information — (continued)

June 30, 2016 (Unaudited)

The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and all Funds as a group, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific Fund or the Funds taken as a whole. The Board concluded that, in light of the current size of the Fund and all Funds as a group, the level of profitability of the Adviser and its affiliates with respect to the Fund and all Funds as a group over various time periods, and the comparatively low management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for any Fund at this time.

Conclusions

In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the respective Advisory Agreement.

Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its respective shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

22

Trustees

William L. Boyan

Michael F. Holland

Michael A. Jessee

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian and Sub-Administrator

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

Transfer Agent

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

Distributor

State Street Global Markets LLC State Street Financial Center

One Lincoln Street

Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Institutional Investment Trust

State Street Bank and Trust Company

P.O. Box 5049

Boston, MA 02206

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

[THIS PAGE INTENTIONALLY LEFT BLANK]

Semi-Annual Report

30 June 2016

State Street Master Funds

State Street U.S. Government Money Market Portfolio

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Semi-Annual Report

June 30, 2016 (Unaudited)

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Portfolio Summary (Unaudited)

Portfolio Composition*	June 30, 2016
Government Agency Debt	58.0%
Treasury Debt	9.7
Treasury Repurchase Agreements	20.7
Government Agency Repurchase Agreements	4.2
Other Assets in Excess of Liabilities	7.4
Total	100.0%

Maturity Ladder*	June 30, 2016
Overnight (1 Day)	22.0%
2 to 30 Days	22.1
31 to 60 Days	9.5
61 to 90 Days	11.0
Over 90 Days	28.0
Total	92.6%
Average days to maturity	28
Weighted average life	98

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See accompanying notes to financial statements.

27

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Schedule of Investments

June 30, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

GOVERNMENT AGENCY DEBT – 58.0%
Federal Farm Credit Bank(a)	0.358%	09/30/2016	09/30/2016	$20,500,000	$20,481,863
Federal Farm Credit Bank(a)	0.368%	10/07/2016	10/07/2016	25,600,000	25,574,912
Federal Farm Credit Bank(b)	0.443%	07/26/2016	10/26/2016	79,500,000	79,500,000
Federal Farm Credit Bank(b)	0.530%	07/07/2016	11/07/2017	130,000,000	129,992,907
Federal Farm Credit Bank(b)	0.447%	07/15/2016	05/15/2017	134,750,000	134,745,359
Federal Farm Credit Bank(b)	0.436%	07/11/2016	09/09/2016	47,600,000	47,600,131
Federal Farm Credit Bank(b)	0.493%	07/27/2016	04/27/2017	100,000,000	99,994,185
Federal Home Loan Bank(a)	0.526%	07/27/2016	07/27/2016	225,000,000	224,934,188
Federal Home Loan Bank(a)	0.282%	07/01/2016	07/01/2016	125,000,000	125,000,000
Federal Home Loan Bank(a)	0.339%	08/05/2016	08/05/2016	125,000,000	124,959,774
Federal Home Loan Bank(a)	0.348%	07/06/2016	07/06/2016	253,000,000	252,987,912
Federal Home Loan Bank(a)	0.348%	07/08/2016	07/08/2016	152,000,000	151,989,833
Federal Home Loan Bank(a)	0.349%	07/20/2016	07/20/2016	253,000,000	252,953,141
Federal Home Loan Bank(a)	0.349%	07/22/2016	07/22/2016	265,000,000	264,946,377
Federal Home Loan Bank(a)	0.384%	09/28/2016	09/28/2016	148,000,000	147,862,792
Federal Home Loan Bank(a)	0.389%	09/30/2016	09/30/2016	137,000,000	136,868,404
Federal Home Loan Bank(a)	0.397%	07/08/2016	07/08/2016	110,000,000	110,000,000
Federal Home Loan Bank(a)	0.399%	09/27/2016	09/27/2016	54,500,000	54,448,043
Federal Home Loan Bank(a)	0.410%	09/21/2016	09/21/2016	250,000,000	249,766,528
Federal Home Loan Bank(b)	0.453%	07/18/2016	05/18/2017	127,700,000	127,700,000
Federal Home Loan Bank(a)	0.463%	08/26/2016	08/26/2016	25,000,000	24,982,422
Federal Home Loan Bank(a)	0.470%	08/24/2016	08/24/2016	50,000,000	49,965,575
Federal Home Loan Bank(a)	0.471%	09/02/2016	09/02/2016	75,000,000	74,939,625
Federal Home Loan Bank(a)	0.477%	08/31/2016	08/31/2016	75,000,000	74,940,779
Federal Home Loan Bank(b)	0.527%	09/29/2016	06/29/2017	323,350,000	323,350,000
Federal Home Loan Bank(b)	0.534%	07/20/2016	04/20/2017	121,600,000	121,600,000
Federal Home Loan Bank(b)	0.537%	09/20/2016	06/20/2017	24,500,000	24,498,667
Federal Home Loan Bank(a)	0.558%	07/13/2016	07/13/2016	178,200,000	178,177,648
Federal Home Loan Bank(a)	0.570%	07/15/2016	07/15/2016	133,400,000	133,371,411
Federal Home Loan Bank(b)	0.573%	09/08/2016	09/08/2017	275,000,000	275,000,000
Federal Home Loan Bank(b)	0.584%	07/11/2016	01/11/2017	127,900,000	127,900,000
Federal Home Loan Bank(b)	0.587%	08/08/2016	08/08/2017	208,000,000	208,000,000
Federal Home Loan Bank(a)	0.392%	07/15/2016	07/15/2016	176,000,000	176,000,000
Federal Home Loan Bank(b)	0.461%	07/23/2016	05/23/2017	69,400,000	69,400,000
Federal Home Loan Bank(b)	0.483%	07/04/2016	05/04/2017	188,300,000	188,300,000
Federal Home Loan Bank(b)	0.558%	08/01/2016	11/01/2017	42,000,000	42,000,000
Federal Home Loan Bank(b)	0.568%	08/12/2016	02/10/2017	234,000,000	233,992,800
Federal Home Loan Bank(b)	0.572%	08/08/2016	02/08/2017	30,000,000	29,999,090

See accompanying notes to financial statements.

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Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY DEBT – (continued)
Federal Home Loan Bank(b)	0.611%	09/14/2016	06/14/2017	$251,000,000	$251,000,000
Federal Home Loan Bank(b)	0.443%	07/25/2016	10/25/2016	48,600,000	48,600,000
Federal Home Loan Bank(b)	0.462%	08/09/2016	02/09/2017	175,000,000	175,000,000
Federal Home Loan Bank(b)	0.585%	07/13/2016	01/13/2017	125,700,000	125,700,000
Federal Home Loan Bank(b)	0.572%	08/08/2016	02/08/2017	46,800,000	46,798,581
Federal Home Loan Bank(b)	0.438%	07/20/2016	09/20/2016	119,100,000	119,100,000
Federal Home Loan Bank(b)	0.392%	07/12/2016	08/12/2016	224,000,000	224,000,000
Federal Home Loan Bank(b)	0.581%	07/10/2016	07/10/2017	144,000,000	143,996,357
Federal Home Loan Mortgage Corp.(a)	0.258%	07/01/2016	07/01/2016	80,500,000	80,500,000
Federal Home Loan Mortgage Corp.(a)	0.260%	08/08/2016	08/08/2016	122,500,000	122,467,156
Federal Home Loan Mortgage Corp.(a)	0.264%	07/22/2016	07/22/2016	66,900,000	66,889,854
Federal Home Loan Mortgage Corp.(a)	0.266%	08/03/2016	08/03/2016	190,000,000	189,954,854
Federal Home Loan Mortgage Corp.(a)	0.298%	09/14/2016	09/14/2016	167,750,000	167,648,651
Federal Home Loan Mortgage Corp.(a)	0.304%	07/13/2016	07/13/2016	31,700,000	31,696,830
Federal Home Loan Mortgage Corp.(a)	0.307%	09/26/2016	09/26/2016	163,150,000	163,031,716
Federal Home Loan Mortgage Corp.(a)	0.334%	09/21/2016	09/21/2016	224,400,000	224,229,282
Federal Home Loan Mortgage Corp.(a)	0.337%	08/12/2016	08/12/2016	55,400,000	55,378,671
Federal Home Loan Mortgage Corp.(a)	0.339%	09/07/2016	09/07/2016	158,100,000	158,001,451
Federal Home Loan Mortgage Corp.(a)	0.346%	08/26/2016	08/26/2016	32,000,000	31,983,076
Federal Home Loan Mortgage Corp.(a)	0.347%	09/09/2016	09/09/2016	316,000,000	315,791,703
Federal Home Loan Mortgage Corp.(b)	0.391%	07/17/2016	08/17/2016	126,500,000	126,500,000
Federal Home Loan Mortgage Corp.(a)	0.404%	07/11/2016	07/11/2016	190,000,000	189,978,889
Federal Home Loan Mortgage Corp.(b)	0.407%	07/24/2016	08/24/2016	136,000,000	136,000,000
Federal Home Loan Mortgage Corp.(a)	0.449%	11/16/2016	11/16/2016	106,100,000	105,921,045
Federal Home Loan Mortgage Corp.(b)	0.453%	07/20/2016	04/20/2017	100,000,000	99,987,723
Federal Home Loan Mortgage Corp.(a)	0.548%	07/06/2016	07/06/2016	99,599,000	99,591,530
Federal Home Loan Mortgage Corp.(b)	0.564%	09/21/2016	12/21/2017	75,000,000	75,000,000
Federal Home Loan Mortgage Corp.(b)	0.487%	07/13/2016	11/13/2017	220,000,000	220,000,000
Federal Home Loan Mortgage Corp.(a)	0.276%	07/05/2016	07/05/2016	52,700,000	52,698,419
Federal Home Loan Mortgage Corp.(a)	0.338%	09/13/2016	09/13/2016	100,000,000	99,932,167
Federal Home Loan Mortgage Corp.(a)	0.383%	07/07/2016	07/07/2016	169,250,000	169,240,530
Federal Home Loan Mortgage Corp.(a)	0.409%	11/17/2016	11/17/2016	163,500,000	163,247,483
Federal National Mortgage Assoc.(a)	0.251%	08/03/2016	08/03/2016	148,000,000	147,966,762
Federal National Mortgage Assoc.(a)	0.263%	08/17/2016	08/17/2016	76,250,000	76,224,316
Federal National Mortgage Assoc.(a)	0.280%	07/27/2016	07/27/2016	80,000,000	79,983,822
Federal National Mortgage Assoc.(a)	0.295%	09/28/2016	09/28/2016	124,000,000	123,911,712
Federal National Mortgage Assoc.(a)	0.306%	08/02/2016	08/02/2016	243,600,000	243,535,040
Federal National Mortgage Assoc.(a)	0.316%	07/20/2016	07/20/2016	155,950,000	155,924,627
Federal National Mortgage Assoc.(a)	0.327%	09/07/2016	09/07/2016	120,100,000	120,027,406
Federal National Mortgage Assoc.(a)	0.327%	09/21/2016	09/21/2016	90,000,000	89,934,400

See accompanying notes to financial statements.

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Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY DEBT – (continued)
Federal National Mortgage Assoc.(a)	0.337%	10/04/2016	10/04/2016	$151,800,000	$151,667,808
Federal National Mortgage Assoc.(a)	0.378%	07/01/2016	07/01/2016	207,680,000	207,680,000
Federal National Mortgage Assoc.(a)	0.403%	07/18/2016	07/18/2016	46,500,000	46,491,217
Federal National Mortgage Assoc.(a)	0.407%	09/28/2016	09/28/2016	22,000,000	22,044,908
Federal National Mortgage Assoc.(a)	0.427%	10/17/2016	10/17/2016	227,500,000	227,213,350
Federal National Mortgage Assoc.(a)	0.440%	10/05/2016	10/05/2016	274,500,000	274,185,240
Federal National Mortgage Assoc.(b)	0.452%	07/16/2016	08/16/2017	255,000,000	254,971,062
Federal National Mortgage Assoc.(b)	0.480%	07/05/2016	10/05/2017	75,000,000	74,963,033
Federal National Mortgage Assoc.(a)	0.537%	07/13/2016	07/13/2016	140,667,000	140,651,942
Federal National Mortgage Assoc.(a)	0.548%	07/06/2016	07/06/2016	21,600,000	21,598,380
Federal National Mortgage Assoc.(b)	0.457%	07/08/2016	09/08/2017	200,000,000	199,928,285

TOTAL GOVERNMENT AGENCY DEBT					12,057,493,644
TREASURY DEBT – 9.7%
U.S. Treasury Bill(a)	0.228%	07/21/2016	07/21/2016	450,000,000	449,939,742
U.S. Treasury Bill(a)	0.228%	08/04/2016	08/04/2016	100,000,000	99,978,726
U.S. Treasury Bill(a)	0.230%	08/11/2016	08/11/2016	75,000,000	74,979,785
U.S. Treasury Bill(a)	0.238%	07/14/2016	07/14/2016	150,000,000	149,987,344
U.S. Treasury Bill(a)	0.260%	07/28/2016	07/28/2016	200,000,000	199,961,000
U.S. Treasury Bill(a)	0.260%	09/29/2016	09/29/2016	250,000,000	249,837,500
U.S. Treasury Bill(a)	0.275%	08/18/2016	08/18/2016	75,000,000	74,972,500
U.S. Treasury Bill(a)	0.350%	08/25/2016	08/25/2016	150,000,000	149,919,792
U.S. Treasury Note(b)	0.313%	07/01/2016	10/31/2016	82,000,000	81,990,271
U.S. Treasury Note(b)	0.334%	07/01/2016	04/30/2017	131,000,000	131,000,373
U.S. Treasury Note(b)	0.337%	07/01/2016	07/31/2017	206,000,000	205,933,316
U.S. Treasury Note(b)	0.428%	07/01/2016	10/31/2017	150,000,000	149,798,212

TOTAL TREASURY DEBT					2,018,298,561

GOVERNMENT AGENCY REPURCHASE AGREEMENTS – 4.2%
Agreement with BNP Paribas Securities Corp. Bank of New York Mellon (Tri-Party), dated 06/30/2016 (collateralized by a Federal Home Loan Mortgage Corporation, 1.000% due 07/28/2017, Federal National Mortgage Associations, 0.875% – 2.625% due 10/26/2017 – 09/06/2024, a U.S. Treasury Bill, 0.000% due 12/08/2016, U.S. Treasury Inflation Index Notes, 0.125% – 2.625% due 04/15/2017 – 07/15/2018, and U.S. Treasury Notes, 0.500% – 1.625% due 09/30/2016 –08/15/2022, valued at $153,000,000); expected proceeds $150,001,667	0.400%	07/01/2016	07/01/2016	150,000,000	150,000,000

See accompanying notes to financial statements.

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Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2016 (collateralized by Federal Farm Credit Banks, 0.543% – 1.980% due 05/25/2018 – 06/13/2023, valued at $48,960,402); expected proceeds $48,000,573	0.430%	07/01/2016	07/01/2016	$48,000,000	$48,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/30/2016 (collateralized by Federal Farm Credit Banks, 0.467% – 2.000% due 07/08/2016 – 04/04/2022, Federal Home Loan Banks, 2.610% – 3.000% due 06/14/2027 –05/19/2036, and a Federal National Mortgage Association, 1.985% due 09/29/2021, valued at $153,000,528); expected proceeds $150,011,083	0.380%	07/07/2016	07/07/2016	150,000,000	150,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/30/2016 (collateralized by a Federal Home Loan Mortgage Corporation, 0.500% due 01/27/2017, and a Federal National Mortgage Association, 0.100% due 05/21/2018, valued at $66,300,623); expected proceeds $65,000,740	0.410%	07/01/2016	07/01/2016	65,000,000	65,000,000

Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 06/30/2016 (collateralized by Federal Farm Credit Banks, 0.476% 5.125% due 08/25/2016 – 01/17/2018, Federal Home Loan Mortgage Corporations, 0.000% – 3.750% due 03/27/2019 – 01/13/2022, Federal National Mortgage Associations, 1.750% – 2.625% due 02/19/2019 – 04/24/2026, a U.S. Treasury Bill, 0.000% due 08/04/2016, a U.S. Treasury Inflation Index Bond, 2.375% due 01/15/2027, U.S. Treasury Inflation Index Notes, 0.125% due 04/15/2018 – 04/15/2021, U.S. Treasury Note, 0.349% – 1.875% due 04/30/2017 –10/31/2022, valued at $459,004,856); expected proceeds $450,004,750

	0.380%	07/01/2016	07/01/2016	450,000,000	450,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					863,000,000

See accompanying notes to financial statements.

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Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY REPURCHASE AGREEMENTS – 20.7%
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 06/30/2016 (collateralized by U.S. Treasury Bonds, 2.500% – 8.500% due 02/15/2020 – 02/15/2045, and U.S. Treasury Notes, 0.875% – 3.125% due 10/31/2016 –11/15/2023, valued at $462,065,153); expected proceeds $453,005,003	0.400%	07/01/2016	07/01/2016	$453,000,000	$453,000,000
Agreement with BNP Paribas Securities Corp. Bank of New York Mellon (Tri-Party), dated 06/30/2016 (collateralized by a U.S. Treasury Bond, 3.000% due 11/15/2044, a U.S. Treasury Inflation Index Bond, 0.750% due 02/15/2042, and U.S. Treasury Notes, 1.625% – 2.000% due 08/31/2019 – 02/15/2022, valued at $364,140,019); expected proceeds $357,003,868	0.390%	07/01/2016	07/01/2016	357,000,000	357,000,000
Agreement with Calyon Financial, Inc. and Bank of New York Mellon (Tri-Party), dated 06/24/2016 (collateralized by U.S. Treasury Inflation Index Bonds, 1.000% – 2.125% due 01/15/2028 – 02/15/2046, U.S. Treasury Inflation Index Notes, 0.125% – 0.375% due 04/15/2017 – 07/15/2023, and U.S. Treasury Notes, 0.875% – 1.000% due 05/31/2018 – 10/15/2018, valued at $306,000,003); expected proceeds $300,021,000	0.360%	07/01/2016	07/01/2016	300,000,000	300,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2016 (collateralized by a U.S. Treasury Note, 2.125% due 12/31/2021, valued at $78,540,053); expected proceeds $77,000,898	0.420%	07/01/2016	07/01/2016	77,000,000	77,000,000
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 06/30/2016 (collateralized by U.S. Treasury Bonds 4.750% – 6.125% due 08/15/2028 – 02/15/2037, and U.S. Treasury Notes, 1.375% – 1.625% due 12/31/2018 – 08/15/2022, valued at $2,000,013,949); expected proceeds $2,000,013,889	0.250%	07/01/2016	07/01/2016	2,000,000,000	2,000,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/27/2016 (collateralized by U.S. Treasury Strips 0.000% due 11/15/2016 – 02/15/2026, valued at $153,001,674); expected proceeds $150,012,667	0.380%	07/05/2016	07/05/2016	150,000,000	150,000,000

See accompanying notes to financial statements.

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Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/29/2016 (collateralized by U.S. Treasury Strips 0.000% due 02/15/2022 – 08/15/2023, valued at $204,001,269); expected proceeds $200,012,444	0.320%	07/06/2016	07/06/2016	$200,000,000	$200,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/30/2016 (collateralized by a U.S. Treasury Inflation Index Note, 0.125% due 07/15/2024, and U.S. Treasury Strips 0.000% due 11/15/2016 – 08/15/2025, valued at $153,001,474); expected proceeds $150,001,500	0.360%	07/01/2016	07/01/2016	150,000,000	150,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2016 (collateralized by a U.S. Treasury Bill, 0.000% due 12/08/2016, U.S. Treasury Bonds, 4.750% – 6.250% due 08/15/2023 – 02/15/2037, a U.S. Treasury Inflation Index Note, 0.125% due 04/15/2020, and U.S. Treasury Notes, 0.625% – 2.250% due 07/31/2017 – 11/15/2025, valued at $102,001,091); expected proceeds $100,001,056	0.380%	07/01/2016	07/01/2016	100,000,000	100,000,000
Agreement with President and Fellows of Harvard College, dated 06/29/2016 (collateralized by 0.000% due 12/31/2017 – 11/30/2022, valued at $514,841,783); expected proceeds $516,374,744	0.620%	07/06/2016	07/06/2016	516,312,500	516,312,500

TOTAL TREASURY REPURCHASE AGREEMENTS					4,303,312,500

TOTAL INVESTMENTS(c)(d) – 92.6%					19,242,104,705
Other Assets in Excess of Liabilities – 7.4%					1,541,878,297

NET ASSETS – 100.0%					$20,783,983,002

(a)	Rate represents annualized yield at date of purchase.

(b)	Variable Rate Security – Interest rate shown is rate in effect at June 30, 2016.

(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).

(d)	Also represents the cost for federal tax purposes.

See accompanying notes to financial statements.

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Statement of Assets and Liabilities

June 30, 2016 (Unaudited)

Assets
Investments in securities, at value and cost (Note 2)	$14,075,792,205
Repurchase agreements, at amortized cost	5,166,312,500

Total Investments	19,242,104,705
Cash	1,540,500,415
Interest receivable (Note 2)	2,549,030

Total Assets	20,785,154,150
Liabilities
Advisory fee payable (Note 4)	763,645
Custodian fees payable (Note 4)	359,496
Professional fees payable	17,504
Printing fee payable	3,622
Accrued expenses and other liabilities	26,881

Total liabilities	1,171,148

Net Assets	$20,783,983,002

See accompanying notes to financial statements.

34

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Statement of Operations

For the Six Months Ended June 30, 2016 (Unaudited)

Investment Income
Interest income	$14,843,944
Dividend income – unaffiliated issuers (Note 2)	12,555,981

Total investment income (loss)	27,399,925

Expenses
Advisory fee (Note 4)	3,972,442
Administration and custody fees	946,948
Trustees’ fees and expenses (Note 5)	123,597
Professional fees	81,516
Printing expense	3,088
Insurance expense	19,151
Miscellaneous expenses	61,848

Total expenses	5,208,590

Net Investment Income (Loss)	22,191,335

Realized Gain (Loss):
Net realized gain (loss) on:
Investment transactions	50,843

Net Increase (Decrease) in Net Assets from Operations	$22,242,178

See accompanying notes to financial statements.

35

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Statements of Changes in Net Assets

	Six Months Ended 6/30/16 (Unaudited)	Year Ended 12/31/15
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$22,191,335	$4,536,527
Net realized gain (loss)	50,843	106,964

Net increase (decrease) in net assets resulting from operations	22,242,178	4,643,491

Capital Transactions:
Contributions	22,486,602,659	30,186,959,859
Withdrawals	(17,748,352,426)	(27,375,980,364)

Net Increase (Decrease) in Net Assets from Capital Transactions	4,738,250,233	2,810,979,495

Net Increase (Decrease) in Net Assets during the Period	4,760,492,411	2,815,622,986

Net Assets at Beginning of Period	16,023,490,591	13,207,867,605

Net Assets at End of Period	$20,783,983,002	$16,023,490,591

See accompanying notes to financial statements.

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Financial Highlights

Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/16 (Unaudited)		Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11
Total return(a)	0.14	%(b)	0.03%	0.01%	0.03%	0.08%	0.04%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$20,783,983		$16,023,491	$13,207,868	$8,712,920	$8,621,186	$5,779,444
Ratios to average net assets:
Total expenses	0.07	%(c)	0.07%	0.07%	0.07%	0.07%	0.07%
Net expenses	0.07	%(c)	0.07%	0.07%	0.07%	0.07%	0.07%
Net investment income (loss)	0.28	%(c)	0.03%	0.01%	0.03%	0.08%	0.04	%(d)

(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.

(b)	Not annualized.

(c)	Annualized.

(d)	Results reflect the effect of expense waivers. Without these waivers, net investment income would have been lower.

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Notes to Financial Statements

June 30, 2016 (Unaudited)

1.	Organization

The State Street Master Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company that was organized as a Massachusetts business trust on July 27, 1999.

As of June 30, 2016, the Trust consists of six (6) series each of which represents a separate series of beneficial interest in the Trust. State Street U.S. Government Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares at with no par value. The financial statements herein relate only to State Street U.S. Government Money Market Portfolio.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.

The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.

Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or

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Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Portfolio had no transfers between levels for the period ended June 30, 2016.

Investment Transactions and Income Recognition

Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premium and discounts are amortized/accreted for financial reporting purposes.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.

Expenses

Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses, which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolios within the Trust.

Distributions

Distributions from net investment income if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

39

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

3.	Securities and Other Investments

Repurchase Agreements

The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.

The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.

As of June 30, 2016, the Portfolio had invested in repurchase agreements with the gross values of $5,166,312,500 and associated collateral equal to at least $5,217,872,877, though the value may be greater.

4.	Fees and Transactions with Affiliates

Advisory Fee

The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.

Administrator and Sub-Administrator

SSGA FM serves as administrator and State Street serves as custodian, sub-administrator and transfer agent. SSGA FM and State Street receive an annual fee for their services as administrator, custodian, sub-administrator and transfer agent, respectively. The annual fee is accrued daily and payable monthly at the following fee rate:

Asset Levels	Annual percentage of average aggregate monthly net assets
First $400 million	0.03%
Next $15 billion	0.02%
Thereafter	0.01%
Minimum annual fee per Portfolio	$150,000

The minimum fee will be calculated by multiplying the minimum per portfolio fee by the number of portfolios within the Trust to arrive at the total minimum fee. The greater of the asset based fee or the minimum fee will be charged to the portfolios. SSGA FM and State Street each receive a portion of the fee.

40

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

5.	Trustees’ Fees

The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

6.	Income Tax Information

The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio is deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. The federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

At June 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

7.	Risks

Concentration Risk

As a result of the Portfolio’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio were more broadly diversified.

Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).

Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to

41

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.

8.	Rule Issuance

On July 23, 2014, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to the governing rules for money market funds. The amendments require that, following a two-year implementation timeframe, institutional prime and institutional tax exempt money market funds adopt a floating net asset value effective in October 2016. The rule changes also allow for certain liquidity-based redemption fees and gates, and include enhanced requirements for disclosure and stress testing. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Portfolio’s financial statements related disclosure.

9.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements other than below.

On May 20, 2016, the Board approved an Agreement and Plan of Reorganization (the “Plan”) whereby the SSGA U.S. Government Money Market Fund, a series of SSGA Funds, will merge with and into the State Street Institutional U.S. Government Money Market Fund, a series of State Street Institutional Investment Trust, and a feeder fund of State Street U.S. Government Money Market Portfolio, a series of State Street Master Trust, as set forth below effective August 26, 2016:

Selling Fund (Acquired Fund)	Buying Fund (Acquiring Fund)	Acquiring Master Portfolio

SSGA U.S. Government Money Market Fund	State Street Institutional U.S. Government Money Market Fund	State Street U.S. Government Money Market Portfolio

A regulatory filing with respect to the reorganization was issued on May 25, 2016. On August 22, 2016, the shareholders of the SSGA Funds (Selling Funds) approved the reorganization effective August 26, 2016.

42

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Other Information

June 30, 2016 (Unaudited)

Expense Example

As a shareholder of a Fund, you incur two types of costs (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2016 to June 30, 2016.

The table below illustrates your Fund’s cost in two ways:

•

Based on actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return – This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street U.S Government Money Market Portfolio	0.07%	$1,001.40	$0.35	$1,024.60	$0.35

(a)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 366.

43

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Other Information — (continued)

June 30, 2016 (Unaudited)

Proxy Voting Policies and Procedures and Record

The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio have adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083, (ii) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or (iii) at the U.S. Securities and Exchange Commission’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding how the Portfolio voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the Securities and Exchange

Commission (“SEC”) at www.sec.gov.

Quarterly Portfolio Schedule

The Portfolio will file their complete schedules of investments with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Portfolio’s semi-annual and annual financial statements. The Portfolio’s Form N-Q is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iii) at the Securities and Exchange Commission’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.

Monthly Portfolio Schedule

The Portfolio files its monthly portfolio holdings with the U.S. Securities and Exchange Commission on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. The Portfolio’s Form N-MFP is available (i) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or (ii) at the Securities and Exchange Commission’s public reference room.

44

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Other Information — (continued)

June 30, 2016 (Unaudited)

Trustee Considerations in Approving Continuation of

Investment Advisory Agreements1

Overview of the Contract Review Process

Under the Investment Company Act of 1940, an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.

Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds and State Street Institutional Investment Trust (each a “Trust” and together, the “Trusts”), met on April 14-15, 2016 and May 19-20, 2016, including in Executive Sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to each portfolio series of each Trust (each, a “Fund” and collectively, the “Funds”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully.2 The Independent Trustees were separately represented by co-counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreements. Following the April 14-15, 2016 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 19-20, 2016 meeting. The Independent Trustees considered, among other things, the following:

Information about Performance, Expenses and Fees

•	A report prepared by an independent third-party provider of investment company data, which includes for each Fund:

•

Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2015, as applicable, to the performance of an appropriate benchmark for the Fund and a universe of other mutual funds with similar investment objectives and policies;

[1]

Over the course of more than 15 years, the Independent Trustees have identified numerous relevant issues, factors and concerns (“issues, factors and concerns”) that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the “annual review process”). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the “special meeting”). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.

[2]	Certain Funds had either recently commenced operations or had yet to commence operations, and as such, the Advisory Agreement was not up for renewal with respect to such Funds.

45

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Other Information — (continued)

June 30, 2016 (Unaudited)

•	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider;

•	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five years, as applicable; and

•	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.

•

Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Funds, as applicable; and

•	Profitability analyses for (a) the Adviser with respect to each Fund and (b) affiliates of the Adviser that provide services to the Funds (“Affiliated Service Providers”).

Information about Portfolio Management

•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;

•	Information concerning the allocation of brokerage; and

•	Information regarding the procedures and processes used to value the assets of the Funds.

Information about the Adviser

•	Reports detailing the financial results and condition of the Adviser and its affiliates;

•	Descriptions of the qualifications, education and experience of the individual investment professionals responsible for managing the portfolios of the Funds;

•	Information relating to compliance with and the administration of each Code of Ethics adopted by the Adviser;

•	A copy of the Adviser’s proxy voting policies and procedures;

•

Information concerning the resources devoted by the Adviser to overseeing compliance by the Funds and their service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the Funds; and

•	A description of the business continuity and disaster recovery plans of the Adviser; and

•	Information regarding the Adviser’s risk management processes.

Other Relevant Information

•	Information concerning the nature, quality and cost of services provided to the Funds by SSGA FM in its capacity as the Fund’s Administrator;

•	Information concerning the nature, quality and cost of various non-investment management services provided to the Funds by affiliates of the Adviser, including the custodian, sub-administrator, fund

46

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Other Information — (continued)

June 30, 2016 (Unaudited)

accountant, transfer agent and securities lending agent of the Funds, and the role of the Adviser in managing the Funds’ relationship with these service providers;

•

Draft responses to a letter from Joseph P. Barri, LLC, co-counsel along with the law firm of Sullivan & Worcester LLP (together, “Independent Counsel”) to the Independent Trustees, reviewed prior to such date by Independent Counsel, requesting specific information from each of:

•

SSGA FM, in its capacity as the Funds’ Adviser and Administrator, with respect to its operations relating to the Funds and its approximate profit margins before taxes from such operations for the Funds’ last fiscal year; and the relevant operations of other affiliated service providers to the Funds, together with their approximate profit margins from such relevant operations for the Funds’ last fiscal year;

•

State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, transfer agent, securities lending agent, and shareholder services for the Funds, with respect to its operations relating to the Funds; and

•

State Street Global Markets, LLC, the principal underwriter and distributor of the shares of the Funds (the “Distributor”), with respect to its operations relating to the Funds, together with the Funds’ related distribution plans and arrangements under SEC Rule 12b-1;

•

Information from SSGA FM and State Street with respect to State Street Master Funds and State Street Institutional Investment Trust, and the Distributor with respect to State Street Institutional Investment Trust, providing any material changes to the previous information supplied in response to the letter from Joseph P. Barri, LLC prior to the Executive Sessions of the Board on May 19-20, 2016;

•

Materials provided by Broadridge Financial Solutions, Inc., the successor by acquisition to the producer of Lipper materials used in previous years (“Broadridge”), circulated to the Independent Trustees and to Independent Counsel, with respect to the Funds for which such materials were then available; and

•	A summary of the foregoing materials prepared by Independent Counsel.

In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Funds throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Funds and the investment strategies used in pursuing each Fund’s investment objective.

The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund.

47

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Other Information — (continued)

June 30, 2016 (Unaudited)

Results of the Process

Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 19-20, 2016 the Board, including a majority of the Independent Trustees, voted to approve the adoption of, as applicable, and the continuation of the Advisory Agreements effective June 1, 2016, for an additional year with respect to all Funds.

Nature, Extent and Quality of Services

In considering whether to approve the Advisory Agreements, the Board evaluated the nature, extent and quality of services provided to each Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various Funds that invest primarily in equity securities. With respect to those Funds that invest primarily in fixed-income securities, the Board considered the extensive experience and resources committed by the Adviser to the evaluation of credit, interest-rate and currency risks. With respect to certain Funds that operate as money market mutual funds, the Board considered the Adviser’s success in maintaining the constant dollar value of each Fund through extraordinary market conditions, and the Board noted that it was being asked to approve a floating net asset value for certain other money market funds. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Funds by senior management.

The Board reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in monitoring each Fund’s securities lending activities.

On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Funds.

Fund Performance

The Board compared each Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2015 by evaluating the performance of the Funds’ feeder fund. With respect to the money market Funds, the Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in

48

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Other Information — (continued)

June 30, 2016 (Unaudited)

performance relative to other funds in such Group and Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.

On the basis of the foregoing and other relevant information, the Board concluded that the performance of each operational Fund is satisfactory or better (a) by comparison to the performance of its peer group funds or (b) after considering steps taken by management to improve the performance of certain Funds.

Management Fees and Expenses

The Board reviewed the contractual investment advisory fee rates payable by each Fund and actual fees paid by each Fund, net of waivers. As part of its review, the Board considered each Fund’s management fee, including the portion attributable to administrative services provided by SSGA FM, and total expense ratio (both before and after giving effect to any expense caps), as compared to its “Expense Group” and “Expense Universe,” as constructed by Broadridge, and the related Broadridge analysis for each of the Funds. The Board also considered the comparability of the fees charged and the services provided to each Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of various Funds to limit the total expenses borne by shareholders of such Funds.

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of each Fund compare favorably to the fees and expenses of similar mutual funds and are reasonable in relation to the services provided.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to each Fund and to all Funds as a group. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers, together with the ranges of profitability of each of the Affiliated Service Providers with respect to their services to the Funds. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Funds’ investments.

The Board concluded that the profitability of the Adviser with respect to each of the Funds, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Funds, were reasonable in relation to the services provided.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund and all Funds as a group, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific Fund or the Funds taken as a whole. The Board concluded that, in light of the current size of each Fund and all Funds as a group, the level of

49

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Other Information — (continued)

June 30, 2016 (Unaudited)

profitability of the Adviser and its affiliates with respect to each Fund and all Funds as a group over various time periods, and the comparatively low management fee and expense ratio of each Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for any Fund at this time.

Conclusions

In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the respective Advisory Agreement.

Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of each Fund and its respective shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

50

Trustees

William L. Boyan

Michael F. Holland

Michael A. Jessee

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Master Funds State Street Bank and Trust Company P.O. Box 5049 Boston, MA 02206	SSITUSGOVMMSAR IBG-20875

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

Semi-Annual Report

30 June 2016

State Street Institutional Investment Trust

State Street Disciplined International Equity Fund

State Street Disciplined U.S. Equity Fund

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssgafunds.com. Please read the prospectus carefully before investing in the Fund.

State Street Institutional Investment Trust

Semi-Annual Report

June 30, 2016 (Unaudited)

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssgafunds.com. Please read the prospectus carefully before investing in the Fund.

State Street Institutional Investment Trust

State Street Disciplined International Equity Fund

Portfolio Summary (Unaudited)

Portfolio Composition*	June 30, 2016
Common Stocks	98.0%
Short-Term Investment	0.8
Rights	0.0 **
Other Assets in Excess of Liabilities	1.2
Total	100.0%

Top Five Sectors (excluding short-term investment)*	June 30, 2016
Telecommunications	9.3%
Pharmaceuticals	9.3
Food	8.5
Electric	6.7
Engineering & Construction	5.9
Total	39.7%

*	As a percentage of net assets as of the date indicated. The Fund’s composition will vary over time.
**	Less than 0.05% of net assets.

See Accompanying Notes to Financial Statements.

1

State Street Institutional Investment Trust

State Street Disciplined International Equity Fund

Schedule of Investments

June 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS – 98.0%
Australia – 5.5%
AGL Energy, Ltd.(a)	2,835	$41,107
CIMIC Group, Ltd.(a)	1,241	33,450
Cochlear, Ltd.(a)	490	44,635
Mirvac Group REIT(a)	15,771	23,947
Qantas Airways, Ltd.(a)(b)	13,342	28,217

		171,356

Belgium – 2.4%
Colruyt SA(a)	693	38,391
Proximus SADP(a)	1,114	35,439

		73,830

Denmark – 2.4%
Danske Bank A/S(a)	1,394	36,719
Vestas Wind Systems A/S(a)	586	39,861

		76,580

France – 6.6%
Eutelsat Communications SA(a)	1,178	22,259
Gecina SA REIT(a)	307	41,627
Orange SA(a)	2,190	35,649
Peugeot SA(a)(b)	1,240	14,879
Sanofi(a)	331	27,530
Veolia Environnement SA(a)	1,103	23,845
Vinci SA(a)	549	38,783

		204,572

Germany – 5.6%
Deutsche Lufthansa AG(a)	2,492	29,331
Fresenius SE & Co. KGaA(a)	538	39,574
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen(a)	199	33,407
OSRAM Licht AG(a)	751	39,062
ProSiebenSat.1 Media SE(a)	762	33,368

		174,742

Hong Kong – 8.9%
CK Hutchison Holdings, Ltd.(a)	3,000	33,002
CLP Holdings, Ltd.(a)	4,500	46,027
Hongkong Land Holdings, Ltd.(a)	6,500	39,782
Power Assets Holdings, Ltd.(a)	4,000	36,779
Sun Hung Kai Properties, Ltd.(a)	3,000	36,188
Swire Pacific, Ltd. Class A(a)	4,000	45,283
WH Group, Ltd.(a)(c)	50,500	39,997

		277,058

Israel – 0.8%
Check Point Software Technologies, Ltd.(b)	300	23,904

Japan – 24.8%
Asahi Glass Co., Ltd.(a)	2,000	10,925
Asahi Group Holdings, Ltd.(a)	1,300	42,312
Astellas Pharma, Inc.(a)	2,700	42,621
Bridgestone Corp.(a)	1,100	35,583
Canon, Inc.(a)	1,300	37,360
Central Japan Railway Co.(a)	200	35,807
Chubu Electric Power Co., Inc.(a)	2,900	41,542
Daiichi Sankyo Co., Ltd.(a)	1,700	41,573
Daito Trust Construction Co., Ltd.(a)	300	49,029
Hoya Corp.(a)	1,000	35,951
Japan Airlines Co., Ltd.(a)	300	9,715
Security Description	Shares	Value

Konami Holdings Corp.(a)	1,600	61,441
Konica Minolta, Inc.(a)	4,600	33,729
Kuraray Co., Ltd.(a)	1,600	19,216
Mitsubishi Tanabe Pharma Corp.(a)	2,100	38,193
Nikon Corp.(a)	2,500	34,072
Nippon Telegraph & Telephone Corp.(a)	900	42,483
NTT DOCOMO, Inc.(a)	1,600	43,434
Sumitomo Chemical Co., Ltd.(a)	9,000	37,379
Suzuken Co., Ltd.(a)	1,200	38,020
Tokyu Corp.(a)	5,000	44,187

		774,572

Netherlands – 3.9%
ING Groep NV(a)	1,535	15,898
Koninklijke Ahold NV(a)	1,710	37,802
Koninklijke KPN NV(a)	9,585	34,202
NN Group NV(a)	1,213	33,428

		121,330

Norway – 2.5%
Orkla ASA(a)	4,606	40,968
Telenor ASA(a)	2,336	38,671

		79,639

Singapore – 6.3%
CapitaLand Mall Trust REIT(a)	25,100	39,945
ComfortDelGro Corp., Ltd.(a)	17,500	35,971
Singapore Airlines, Ltd.(a)	4,700	37,355
Singapore Press Holdings, Ltd.(a)	13,900	40,997
Wilmar International, Ltd.(a)	17,000	41,420

		195,688

South Africa – 1.0%
Mondi PLC(a)	1,595	29,987

Spain – 3.6%
ACS Actividades de Construccion y Servicios SA(a)	1,218	33,445
Aena SA(a)(c)	279	37,021
Endesa SA(a)	2,101	42,203

		112,669

Sweden – 3.6%
Boliden AB(a)	609	11,885
Skanska AB Class B(a)	1,892	39,560
Svenska Cellulosa AB SCA Class B(a)	1,298	41,647
Swedish Match AB(a)	542	18,888

		111,980

Switzerland – 10.6%
Adecco Group AG(a)	641	32,407
Galenica AG(a)	16	21,620
Givaudan SA(a)	20	40,366
Lonza Group AG(a)(b)	227	37,796
Roche Holding AG(a)	150	39,675
Sika AG(a)	10	42,030
Sonova Holding AG(a)	320	42,572
Swiss Re AG(a)	418	36,595
Swisscom AG(a)	78	38,842

		331,903

See Accompanying Notes to Financial Statements.

2

State Street Institutional Investment Trust

State Street Disciplined International Equity Fund

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS – (continued)
United Kingdom – 9.0%
Associated British Foods PLC(a)	831	$30,406
Direct Line Insurance Group PLC(a)	7,160	33,240
GlaxoSmithKline PLC(a)	1,848	39,851
National Grid PLC(a)	1,409	20,806
Reckitt Benckiser Group PLC(a)	409	41,182
RELX PLC(a)	2,214	40,940
SABMiller PLC(a)	627	36,719
Wm Morrison Supermarkets PLC(a)	14,697	37,049

		280,193

United States – 0.5%
Ball Corp.	200	14,474

TOTAL COMMON STOCKS (Cost $3,015,070)		3,054,477

RIGHTS – 0.0%(d)
Spain – 0.0%(d)
ACS Actividades de Construccion y Servicios SA (expiring 7/18/16)(b) (Cost $957)	1,218	857

SHORT-TERM INVESTMENT – 0.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.47%(e)(f) (Cost $25,504)	25,504	25,504

TOTAL INVESTMENTS – 98.8% (Cost $3,041,531)		3,080,838
Other Assets in Excess of Liabilities – 1.2%		36,072

NET ASSETS – 100.0%		$3,116,910

(a)

Security is fair valued at year end by applying factors provided by independent third party in accordance with Fund’s valuation policy and procedures. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy. Total market value of such securities represent $3,016,099 and 96.8% of net assets of the Fund at June 30, 2016.

(b)	Non-income producing security.

(c)

Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 2.5% of net assets as of June 30, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(d)	Amount is less than 0.05% of net assets.

(e)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2016 are shown in the Affiliate Table below.

(f)	The rate shown is the annualized seven-day yield at June 30, 2016.

REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Common Stocks
Australia	$–	$171,356	$–	$171,356
Belgium	–	73,830	–	73,830
Denmark	–	76,580	–	76,580
France	–	204,572	–	204,572
Germany	–	174,742	–	174,742
Hong Kong	–	277,058	–	277,058
Israel	23,904	–	–	23,904
Japan	–	774,572	–	774,572
Netherlands	–	121,330	–	121,330
Norway	–	79,639	–	79,639
Singapore	–	195,688	–	195,688
South Africa	–	29,987	–	29,987
Spain	–	112,669	–	112,669
Sweden	–	111,980	–	111,980
Switzerland	–	331,903	–	331,903
United Kingdom	–	280,193	–	280,193
United States	14,474	–	–	14,474
Rights
Spain	857	–	–	857
Short-Term Investment	25,504	–	–	25,504

Total Investments	$64,739	$3,016,099	$–	$3,080,838

See Accompanying Notes to Financial Statements.

3

State Street Institutional Investment Trust

State Street Disciplined International Equity Fund

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Affiliate Table

	Number of Shares Held at 2/19/16*	Value at 2/19/16*	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/16	Value at 6/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	–	$–	3,085,991	3,060,487	25,504	$25,504	$122	$–

*	Commencement of operations.

See Accompanying Notes to Financial Statements.

4

State Street Institutional Investment Trust

State Street Disciplined U.S. Equity Fund

Portfolio Summary (Unaudited)

Portfolio Composition*	June 30, 2016
Common Stocks	99.2%
Short-Term Investment	2.4
Liabilities in Excess of Other Assets	(1.6)
Total	100.0%

Top Five Sectors (excluding short-term investment)*	June 30, 2016
Electric	11.9%
Retail	8.8
Pharmaceuticals	8.1
Health Care Products	7.0
Insurance	7.0
Total	42.8%

*	As a percentage of net assets as of the date indicated. The Fund’s composition will vary over time.

See Accompanying Notes to Financial Statements.

5

State Street Institutional Investment Trust

State Street Disciplined U.S. Equity Fund

Schedule of Investments

June 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS – 99.2%
Aerospace & Defense – 3.3%
General Dynamics Corp.	282	$39,266
Huntington Ingalls Industries, Inc.	189	31,757
Spirit AeroSystems Holdings, Inc.(a)	875	37,625

		108,648

Agricultural Products – 4.1%
Archer-Daniels-Midland Co.	1,096	47,008
Bunge, Ltd.	589	34,839
Ingredion, Inc.	405	52,411

		134,258

Airlines – 1.9%
Delta Air Lines, Inc.	755	27,505
Southwest Airlines Co.	888	34,818

		62,323

Apparel Retail – 0.9%
Foot Locker, Inc.	545	29,899

Biotechnology – 1.1%
Amgen, Inc.	230	34,994

Cable & Satellite – 1.3%
Comcast Corp. Class A	645	42,048

Communications Equipment – 2.7%
Cisco Systems, Inc.	1,531	43,924
F5 Networks, Inc.(a)	393	44,739

		88,663

Consumer Finance – 0.9%
Ally Financial, Inc.(a)	1,793	30,607

Department Stores – 0.9%
Macy’s, Inc.	861	28,938

Diversified Chemicals – 1.0%
Dow Chemical Co.	669	33,256

Electric Utilities – 10.6%
American Electric Power Co., Inc.	609	42,685
Edison International	600	46,602
Entergy Corp.	528	42,953
Exelon Corp.	1,283	46,650
FirstEnergy Corp.	1,125	39,274
PG&E Corp.	683	43,657
Pinnacle West Capital Corp.	557	45,150
PPL Corp.	1,059	39,977

		346,948

Electronic Components – 1.3%
Corning, Inc.	2,074	42,476

Environmental & Facilities Services – 1.4%
Waste Management, Inc.	678	44,931

Food Retail – 1.1%
Kroger Co.	944	34,730

General Merchandise Stores – 2.5%
Dollar General Corp.	497	46,718
Target Corp.	512	35,748

		82,466

Gold – 1.1%
Newmont Mining Corp.	887	34,699

Security Description	Shares	Value

Health Care Services – 2.4%
DaVita HealthCare Partners, Inc.(a)	538	41,598
Express Scripts Holding Co.(a)	489	37,066

		78,664

Health Care Distributors – 3.1%
AmerisourceBergen Corp.	387	30,697
Cardinal Health, Inc.	437	34,090
McKesson Corp.	206	38,450

		103,237

Health Care Equipment – 4.9%
Baxter International, Inc.	997	45,084
C.R. Bard, Inc.	166	39,036
Hologic, Inc.(a)	1,036	35,846
Intuitive Surgical, Inc.(a)	63	41,669

		161,635

Health Care Facilities – 1.2%
HCA Holdings, Inc.(a)	508	39,121

Health Care Supplies – 1.2%
DENTSPLY SIRONA, Inc.	622	38,589

Health Care Technology – 0.8%
Cerner Corp.(a)	466	27,308

Home Improvement Retail – 1.2%
Lowe’s Cos., Inc.	507	40,139

Hotels, Resorts & Cruise Lines – 0.9%
Carnival Corp.	706	31,205

Household Products – 3.2%
Clorox Co.	188	26,017
Colgate-Palmolive Co.	550	40,260
Procter & Gamble Co.	458	38,779

		105,056

Hypermarkets & Super Centers – 1.3%
Wal-Mart Stores, Inc.	567	41,402

Industrial Conglomerates – 1.4%
3M Co.	255	44,656

Integrated Telecommunication Services – 4.0%
AT&T, Inc.	1,015	43,858
CenturyLink, Inc.	1,554	45,082
Verizon Communications, Inc.	763	42,606

		131,546

Internet Software & Services – 1.0%
eBay, Inc.(a)	1,344	31,463

It Consulting & Other Services – 2.8%
Computer Sciences Corp.	990	49,154
International Business Machines Corp.	285	43,257

		92,411

Life Sciences Tools & Services – 2.3%
Agilent Technologies, Inc.	998	44,271
Thermo Fisher Scientific, Inc.	209	30,882

		75,153

Mortgage Reits – 1.4%
Annaly Capital Management, Inc.	4,030	44,612

Movies & Entertainment – 0.7%
Walt Disney Co.	254	24,846

See Accompanying Notes to Financial Statements.

6

State Street Institutional Investment Trust

State Street Disciplined U.S. Equity Fund

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS – (continued)
Multi-Line Insurance – 2.2%
American International Group, Inc.	570	$30,147
Hartford Financial Services Group, Inc.	923	40,963

		71,110

Multi-Sector Holdings – 1.2%
Berkshire Hathaway, Inc. Class B(a)	279	40,396

Multi-Utilities – 1.3%
Public Service Enterprise Group, Inc.	895	41,716

Oil & Gas Refining & Marketing – 0.7%
Valero Energy Corp.	441	22,491

Packaged Foods & Meats – 3.6%
J.M. Smucker Co.	212	32,311
Pinnacle Foods, Inc.	863	39,948
Tyson Foods, Inc. Class A	687	45,885

		118,144

Pharmaceuticals – 3.8%
Johnson & Johnson	366	44,396
Merck & Co., Inc.	688	39,636
Pfizer, Inc.	1,144	40,280

		124,312

Property & Casualty Insurance – 2.4%
Allstate Corp.	604	42,250
Travelers Cos., Inc.	308	36,664

		78,914

Reinsurance – 1.1%
Everest Re Group, Ltd.	207	37,813

Restaurants – 1.7%
Aramark	738	24,664
Brinker International, Inc.	723	32,918

		57,582

Semiconductors – 3.6%
Intel Corp.	1,181	38,737
Texas Instruments, Inc.	704	44,106
Xilinx, Inc.	750	34,597

		117,440

Security Description	Shares	Value

Soft Drinks – 1.2%
PepsiCo, Inc.	371	39,304

Specialized Reits – 1.0%
Gaming and Leisure Properties, Inc.	921	31,756

Specialty Stores – 1.0%
Staples, Inc.	3,930	33,877

Steel – 1.0%
Reliance Steel & Aluminum Co.	429	32,990

Systems Software – 1.1%
Microsoft Corp.	692	35,410

Technology Hardware, Storage & Peripherals – 1.1%
Apple, Inc.	364	34,798

Tobacco – 1.3%
Altria Group, Inc.	611	42,135

TOTAL COMMON STOCKS (Cost $2,998,135)		3,251,115

SHORT-TERM INVESTMENT – 2.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.47%(b)(c) (Cost $81,000)	81,000	81,000

TOTAL INVESTMENTS – 101.6% (Cost $3,079,135)		3,332,115
Liabilities in Excess of Other Assets – (1.6)%		(53,885)

NET ASSETS – 100.0%		$3,278,230

(a)	Non-income producing security

(b)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2016 are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at June 30, 2016.

REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Common Stocks
Aerospace & Defense	$108,648	$–	$–	$108,648
Agricultural Products	134,258	–	–	134,258
Airlines	62,323	–	–	62,323
Apparel Retail	29,899	–	–	29,899
Biotechnology	34,994	–	–	34,994
Cable & Satellite	42,048	–	–	42,048
Communications Equipment	88,663	–	–	88,663
Consumer Finance	30,607	–	–	30,607
Department Stores	28,938	–	–	28,938
Diversified Chemicals	33,256	–	–	33,256

See Accompanying Notes to Financial Statements.

7

State Street Institutional Investment Trust

State Street Disciplined U.S. Equity Fund

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets – (continued)
Investments – (continued)
Common Stocks – (continued)
Electric Utilities	$346,948	$–	$–	$346,948
Electronic Components	42,476	–	–	42,476
Environmental & Facilities Services	44,931	–	–	44,931
Food Retail	34,730	–	–	34,730
General Merchandise Stores	82,466	–	–	82,466
Gold	34,699	–	–	34,699
Health Care Services	78,664	–	–	78,664
Health Care Distributors	103,237	–	–	103,237
Health Care Equipment	161,635	–	–	161,635
Health Care Facilities	39,121	–	–	39,121
Health Care Supplies	38,589	–	–	38,589
Health Care Technology	27,308	–	–	27,308
Home Improvement Retail	40,139	–	–	40,139
Hotels, Resorts & Cruise Lines	31,205	–	–	31,205
Household Products	105,056	–	–	105,056
Hypermarkets & Super Centers	41,402	–	–	41,402
Industrial Conglomerates	44,656	–	–	44,656
Integrated Telecommunication Services	131,546	–	–	131,546
Internet Software & Services	31,463	–	–	31,463
IT Consulting & Other Services	92,411	–	–	92,411
Life Sciences Tools & Services	75,153	–	–	75,153
Mortgage REITS	44,612	–	–	44,612
Movies & Entertainment	24,846	–	–	24,846
Multi-line Insurance	71,110	–	–	71,110
Multi-Sector Holdings	40,396	–	–	40,396
Multi-Utilities	41,716	–	–	41,716
Oil & Gas Refining & Marketing	22,491	–	–	22,491
Packaged Foods & Meats	118,144	–	–	118,144
Pharmaceuticals	124,312	–	–	124,312
Property & Casualty Insurance	78,914	–	–	78,914
Reinsurance	37,813	–	–	37,813
Restaurants	57,582	–	–	57,582
Semiconductors	117,440	–	–	117,440
Soft Drinks	39,304	–	–	39,304
Specialized REITS	31,756	–	–	31,756
Specialty Stores	33,877	–	–	33,877
Steel	32,990	–	–	32,990
Systems Software	35,410	–	–	35,410
Technology Hardware, Storage & Peripherals	34,798	–	–	34,798
Tobacco	42,135	–	–	42,135
Short-Term Investment	81,000	–	–	81,000

Total Investments	$3,332,115	$–	$–	$3,332,115

Affiliate Table

	Number of Shares Held at 2/19/16*	Value at 2/19/16*	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/16	Value at 6/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	–	$–	3,098,990	3,017,990	81,000	$81,000	$184	$–

*	Commencement of operations.

See Accompanying Notes to Financial Statements.

8

State Street Institutional Investment Trust

Statements of Assets and Liabilities

June 30, 2016 (Unaudited)

	State Street Disciplined International Equity Fund	State Street Disciplined U.S. Equity Fund
Assets
Investments in unaffiliated issuers, at value (Note 2)	$3,055,334	$3,251,115
Investments in affiliated issuers, at value (Note 2)	25,504	81,000

Total investments	3,080,838	3,332,115
Foreign currency, at value	16,280	–
Receivable for investments sold	38,230	47,855
Dividends receivable – unaffiliated issuers (Note 2)	9,376	6,016
Interest receivable – affiliated issuers (Note 2)	6	16
Receivable from Adviser (Note 3)	23,692	24,317
Receivable for foreign taxes recoverable	3,439	–

Total assets	3,171,861	3,410,319

Liabilities
Payable for investments purchased	15,340	93,276
Advisory fee payable (Note 3)	2,175	1,719
Custodian fees payable (Note 3)	6,349	6,990
Administration fees payable (Note 3)	262	266
Transfer agent fees payable (Note 3)	12,013	12,013
Registration and filing fees payable	9,993	9,995
Professional fees payable	5,454	5,454
Printing and postage fees payable	3,365	2,376

Total liabilities	54,951	132,089

Net Assets	$3,116,910	$3,278,230

Net Assets Consist of:
Paid-in Capital	$3,000,000	$3,000,000
Undistributed (distribution in excess of) net investment income (loss)	46,961	22,278
Accumulated net realized gain (loss) on investments and foreign currency transactions	31,300	2,972
Net unrealized appreciation (depreciation) on:
Investments	39,307	252,980
Foreign currency transactions	(658)	–

Net Assets	$3,116,910	$3,278,230

Class I
Net assets	$3,116,910	$3,278,230
Shares outstanding	300,000	300,000

Net asset value, offering and redemption price per share	$10.39	$10.93

Cost of Investments:
Investments in unaffiliated issuers	$3,016,027	$2,998,135
Investments in affiliated issuers	25,504	81,000

Total cost of investments	$3,041,531	$3,079,135

Foreign currency, at cost	$16,211	$–

See Accompanying Notes to Financial Statements.

9

State Street Institutional Investment Trust

Statements of Operations

For the Period Ended June 30, 2016 (Unaudited)(a)

	State Street Disciplined International Equity Fund	State Street Disciplined U.S. Equity Fund
Investment Income
Dividend income – unaffiliated issuers (Note 2)	$62,215	$29,581
Dividend income – affiliated issuers (Note 2)	122	184
Foreign taxes withheld	(5,698)	–

Total investment income (loss)	56,639	29,765

Expenses
Advisory fee (Note 3)	9,678	7,487
Administration fees (Note 3)	569	576
Custodian fees (Note 3)	12,755	10,889
Trustees’ fees and expenses (Note 4)	3,901	3,901
Transfer agent fees (Note 3)	14,536	14,536
Registration and filing fees	16,997	16,999
Professional fees	7,513	7,513
Printing and postage expenses	15,680	14,813
Miscellaneous expenses	2,200	2,201

Total expenses	83,829	78,915

Expenses waived/reimbursed by the Adviser (Note 3)	(74,151)	(71,428)

Net expenses	9,678	7,487

Net Investment Income (Loss)	46,961	22,278

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions – unaffiliated issuers	30,868	2,972
Foreign currency transactions	432	–

Net realized gain (loss)	31,300	2,972

Net change in unrealized appreciation/depreciation on:
Investment transactions–unaffiliated issuers	39,307	252,980
Foreign currency transactions	(658)	–

Net change in unrealized appreciation/depreciation	38,649	252,980

Net Realized And Unrealized Gain (loss)	69,949	255,952

Net Increase (Decrease) in Net Assets from Operations	$116,910	$278,230

(a)	For the period February 18, 2016 (inception date) through June 30, 2016.

See Accompanying Notes to Financial Statements.

10

State Street Institutional Investment Trust

Statements of Changes in Net Assets

	State Street Disciplined International Equity Fund	State Street Disciplined U.S. Equity Fund
	For the Period 2/18/16* – 6/30/16 (Unaudited)	For the Period 2/18/16* – 6/30/16 (Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$46,961	$22,278
Net realized gain (loss)	31,300	2,972
Net change in unrealized appreciation/depreciation	38,649	252,980

Net increase (decrease) in net assets resulting from operations	116,910	278,230

From Beneficial Interest Transactions:
Class I
Shares sold	3,000,000	3,000,000

Net increase (decrease) from capital share transactions	3,000,000	3,000,000

Net Increase (Decrease) in Net Assets from Beneficial Interest Transactions	3,000,000	3,000,000

Net Increase (Decrease) in Net Assets During the Period	3,116,910	3,278,230

Net Assets at Beginning of Period	–	–

Net Assets at End of Period	$3,116,910	$3,278,230

Undistributed (distribution in excess of) net investment income (loss)	$46,961	$22,278

Shares of Beneficial Interest:
Class I
Shares sold	300,000	300,000

Net increase (decrease) from share transactions	300,000	300,000

*	Inception date.

See Accompanying Notes to Financial Statements.

11

State Street Institutional Investment Trust

Financial Highlights

Selected data for a share outstanding throughout each period

	State Street Disciplined International Equity Fund
	Class I
	For the Period 2/19/16 * – 6/30/16 (Unaudited)
Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations
Net investment income (loss)(a)	0.16
Net realized and unrealized gain (loss)	0.23

Total from investment operations	0.39

Net Asset Value, End of Period	$10.39

Total Return(b)	3.90	%(c)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,117
Ratios to average net assets:
Total expenses	7.36	%(d)
Net expenses	0.85	%(d)
Net investment income (loss)	4.12	%(d)
Portfolio turnover rate	14	%(c)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Results represent past performance and are not indicative of future results.

(c)	Not annualized.

(d)	Annualized.

See Accompanying Notes to Financial Statements.

12

State Street Institutional Investment Trust

Financial Highlights

Selected data for a share outstanding throughout each period

	State Street Disciplined U.S. Equity Fund
	Class I
	For the Period 2/19/16 * – 6/30/16 (Unaudited)
Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations
Net investment income (loss)(a)	0.07
Net realized and unrealized gain (loss)	0.86

Total from investment operations	0.93

Net Asset Value, End of Period	$10.93

Total Return(b)	9.30	%(c)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,278
Ratios to average net assets:
Total expenses	6.85	%(d)
Net expenses	0.65	%(d)
Net investment income (loss)	1.93	%(d)
Portfolio turnover rate	18	%(c)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Results represent past performance and are not indicative of future results.

(c)	Not annualized.

(d)	Annualized.

See Accompanying Notes to Financial Statements.

13

State Street Institutional Investment Trust

Notes to Financial Statements

June 30, 2016 (Unaudited)

1.	Organization

State Street Institutional Investment Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company that was organized as a Massachusetts business trust on February 16, 2000.

As of June 30, 2016, the Trust consists of fifty-one (51) series and corresponding classes, each of which have the same rights and privileges, including voting rights (each a “Fund” and collectively, the “Funds”). The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value.

The State Street Disciplined International Equity Fund and the State Street Disciplined U.S. Equity Fund (the “Funds”) are authorized to issue an unlimited number of shares with no par value. The financial statements herein relate only to:

Fund	Class	Inception Date	Commencement of Operations	Diversification Classification
State Street Disciplined International Equity Fund	Class I	February 18, 2016	February 19, 2016	Diversified
State Street Disciplined U.S. Equity Fund	Class I	February 18, 2016	February 19, 2016	Diversified

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the

14

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value each Fund’s investments by major category are as follows:

•

Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no prices are obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Funds’ underlying benchmarks. Various inputs are used in determining the value of the Funds’ investments.

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

15

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

The value of each Fund’s investments according to the fair value hierarchy as of June 30, 2016, is disclosed in each Fund’s respective Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Funds had no transfers between levels for the period ended June 30, 2016.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Non-cash dividends received in the form of stock are recorded as dividend income at fair value. Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date, net of any foreign taxes withheld at source, if any.

Expenses

Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management Inc.’s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2016, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

16

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

Distributions

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Fees and Transactions with Affiliates

Advisory Fee

The Funds have entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, the Funds pay the Adviser a fee accrued daily and paid monthly, at the rate of 0.85% and 0.65% of the State Street Disciplined International Equity Fund’s and State Street Disciplined U.S. Equity Fund’s average daily net assets, respectively.

The Adviser is contractually obligated until April 30, 2017, to waive its management fee and/or to reimburse the Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees and expenses, and any class-specific expenses, such as distribution, shareholder servicing, administration and sub-transfer agency fees) exceed 0.85% and 0.65% for the State Street Disciplined International Equity Fund and State Street Disciplined U.S. Equity Fund, respectively, of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2017 except with the approval of the Board. For the period ended June 30, 2016, fees waived and expenses reimbursed by the Adviser, pursuant to the agreement, were $74,151 and $71,428 for the State Street Disciplined International Equity Fund and State Street Disciplined U.S. Equity Fund, respectively.

Administrator and Sub-Administrator Fees

SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as sub-administrator and custodian. For its administration services, each Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets. The fees are accrued daily and paid monthly. For its services as custodian, each Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.

Transfer Agent

Boston Financial Data Services (“BFDS”), a joint venture of DST Systems, Inc. and State Street Corp., serves as transfer agent and dividend disbursing agent to the Funds. For these services, the Funds pay annual account services fees, activity-based fees, charges related to compliance and regulatory services.

Distribution Fees

State Street Global Markets LLC (the “Distributor” or “SSGM”) serves as the distributor of the Funds. SSGM is a wholly owned subsidiary of State Street Corporation. The Funds have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which each Fund may compensate the Distributor (or others) for services in connection with the distribution of the Funds’ Class A shares and for services

17

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

provided to shareholders in that class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the each Funds’ net assets attributable to its Class A shares. As of June 30, 2016, the Funds’ Class A Shares did not commence operations. In addition to payments under the Plan, the Funds may reimburse SSGM or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.

The Funds may also pay a sub-transfer agent fee at an annual rate of up to 0.20% of the Funds’ average daily net assets attributable to Class A and Class I for recordkeeping, shareholder servicing, or administrative services provided by financial intermediaries.

Other Transactions with Affiliates

The Funds may invest in affiliated entities, included securities issued by State Street, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2016 are disclosed in the Schedule of Investments.

From time to time, the Funds may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of June 30, 2016, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 10% of a Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 10% of the aggregated shares of the Fund, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 10% Affiliated Account Holdings	Percentage of Affiliated Ownership
State Street Disciplined International Equity Fund	1	100%
State Street Disciplined U.S. Equity Fund	1	100%

4.	Trustees’ Fees

The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

18

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

5.	Investment Transactions

Purchases and sales of investments (excluding short term investments) for the period ended June 30, 2016, were as follows:

	Other Securities
	Purchases	Sales
State Street Disciplined International Equity Fund	$3,444,999	$436,376
State Street Disciplined U.S. Equity Fund	3,248,291	241,862

6.	Income Tax Information

The Funds intend to qualify as a regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. The Funds will not be subject to federal income taxes to the extent they distribute their taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. The federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Funds’ tax positions taken and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

As of June 30, 2016, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Disciplined International Equity Fund	$3,041,531	$170,194	$130,887	$39,307
State Street Disciplined U.S. Equity Fund	3,079,135	298,906	45,926	252,980

7.	Risks

Concentration of Risk

As a result of the Funds’ ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Funds were more broadly diversified.

19

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

Foreign and Emerging Markets Risks

Investing in foreign markets involve risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.

Market and Credit Risk

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

8.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

20

State Street Institutional Investment Trust

Other Information

June 30, 2016 (Unaudited)

Expense Example

As a shareholder of a Fund, you incur two types of costs (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2016 to June 30, 2016.

The table below illustrates your Fund’s cost in two ways:

•

Based on actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return – This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(b)
State Street Disciplined U.S. Equity Fund
Class I	0.65%	$1,020.50	$2.39	$1,015.80	$2.38
State Street Disciplined International Equity Fund
Class I	0.85	1,039.00	3.15	1,015.10	3.11

(a)	Actual period is from commencement of operations 2/19/2016.
(b)	Hypothetical expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 366.

21

State Street Institutional Investment Trust

Other Information — (continued)

June 30, 2016 (Unaudited)

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Fund’s and the Portfolio’s investment adviser to vote proxies relating to the portfolio of securities are available (i) without charge, upon request by calling 1-877-521-4083 (toll free) or (ii) on the website of the U.S. Securities and Exchange Commission (the “SEC”), at www.sec.gov. Information regarding how the investment adviser voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Portfolio’s website at www.ssgafunds.com.

Quarterly Portfolio Schedule

The Funds file a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-877-521-4083 (toll free) and on the Funds’ website at www.ssgafunds.com.

22

Trustees

William L. Boyan

Michael F. Holland

Michael A. Jessee

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian, Sub-Administrator and Transfer Agent of the Funds

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02119

Transfer Agent of the Funds

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

Distributor

State Street Global Markets LLC

State Street Financial Center

One Lincoln Street

Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Institutional Investment Trust State Street Bank and Trust Company P.O. Box 5049 Boston, MA 02206	SSITDISCEQTYSAR IBG-20868

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssgafunds.com. Please read the prospectus carefully before investing in the Fund.

Semi-Annual Report

30 June 2016

State Street Institutional Investment Trust

State Street Disciplined Global Equity Fund

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssgafunds.com. Please read the prospectus carefully before investing in the Fund.

State Street Institutional Investment Trust

State Street Disciplined Global Equity Fund

Semi-Annual Report

June 30, 2016 (Unaudited)

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssgafunds.com. Please read the prospectus carefully before investing in the Fund.

State Street Institutional Investment Trust

State Street Disciplined Global Equity Fund

Statement of Assets and Liabilities

June 30, 2016 (Unaudited)

Assets
Investment in State Street Disciplined Global Equity Portfolio	$3,269,178
Receivable for investments sold	3,750
Receivable from Adviser (Note 3)	25,727

Total assets	3,298,655
Liabilities
Advisory fee payable (Note 3)	1,975
Custodian fees payable (Note 3)	1,624
Administration fees payable (Note 3)	266
Transfer agent fees payable (Note 3)	13,512
Registration and filing fees payable	15,530
Professional fees payable	6,121
Printing and postage fees payable	1,172

Total liabilities	40,200

Net Assets	$3,258,455

Net Assets Consist of:
Paid-in Capital	$3,000,000
Undistributed (distribution in excess of) net investment income (loss)	(8,620)
Accumulated net realized gain (loss) on investments	2,205
Net unrealized appreciation (depreciation) on:
Investment in State Street Disciplined Global Equity Portfolio	264,870

Net Assets	$3,258,455

Net Asset Value Per Share
Class I
Net assets	$3,258,455
Shares outstanding	300,000

Net asset value, offering and redemption price per share	$10.86

Cost of Investments:
Investment in State Street Disciplined Global Equity Portfolio	$3,004,308

Shares of State Street Disciplined Global Equity Portfolio	300,000

See accompanying notes to financial statements and financial statements of the Master Portfolio.

1

State Street Institutional Investment Trust

State Street Disciplined Global Equity Fund

Statement of Operations

For the Period Ended June 30, 2016 (Unaudited)(a)

Investment Income
Dividend income from State Street Disciplined Global Equity Portfolio	$–

Expenses
Advisory fee (Note 3)	8,620
Administration fees (Note 3)	575
Custodian fees (Note 3)	4,360
Trustees’ fees and expenses (Note 3)	3,901
Transfer agent fees (Note 3)	14,536
Registration and filing fees	17,101
Professional fees	8,180
Printing and postage expenses	19,747
Miscellaneous expenses	600
Total expenses	77,620

Expenses waived/reimbursed by the Adviser (Note 3)	(69,000)

Net expenses	8,620

Net Investment Income (Loss)	(8,620)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment in State Street Disciplined Global Equity Portfolio	2,205

Net realized gain (loss)	2,205

Net change in unrealized appreciation/depreciation on:
Investment in State Street Disciplined Global Equity Portfolio	264,870

Net change in unrealized appreciation/depreciation	264,870

Net Realized And Unrealized Gain (Loss)	267,075

Net Increase (Decrease) In Net Assets from Operations	$258,455

(a)	For the period February 18, 2016 (inception date) through June 30, 2016.

See accompanying notes to financial statements and financial statements of the Master Portfolio.

2

State Street Institutional Investment Trust

State Street Disciplined Global Equity Fund

Statement of Changes in Net Assets

For the Period 2/18/16* - 6/30/16 (Unaudited)
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$(8,620)
Net realized gain (loss)	2,205
Net change in unrealized appreciation/depreciation	264,870

Net increase (decrease) in net assets resulting from operations	258,455

From Beneficial Interest Transactions:
Class I
Shares sold	3,000,000

Net increase (decrease) in net assets from beneficial interest transactions	3,000,000

Net increase (decrease) in net assets during the period	3,258,455

Net assets at beginning of period	–

Net Assets at End of Period	$3,258,455

Undistributed (distribution in excess of) net investment income (loss)	$(8,620)

Shares of Beneficial Interest:
Class I
Shares sold	300,000

Net increase (decrease) from share transactions	300,000

*	Inception date.

See accompanying notes to financial statements and financial statements of the Master Portfolio.

3

State Street Institutional Investment Trust

State Street Disciplined Global Equity Fund

Financial Highlights

Selected data for a share outstanding throughout each period

	Class I
	For the Period 2/19/16* - 6/30/16 (Unaudited)
Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations
Net investment income (loss)(a)	(0.03)
Net realized and unrealized gain (loss)	0.89

Total from investment operations	0.86

Net Asset Value, End of Period	$10.86

Total Return(b)	8.60	%(c)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,258
Ratios to average net assets:
Total expenses	6.75	%(d)
Net expenses	0.75	%(d)
Net investment income (loss)	(0.75	)%(d)
Portfolio turnover rate(e)	21	%(c)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Results represent past performance and are not indicative of future results.

(c)	Not annualized.

(d)	Annualized.

(e)	Portfolio turnover rate is from the corresponding Portfolio.

See accompanying notes to financial statements and financial statements of the Master Portfolio.

4

State Street Institutional Investment Trust

State Street Disciplined Global Equity Fund

Notes to Financial Statements

June 30, 2016 (Unaudited)

1.	Organization

State Street Institutional Investment Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company that was organized as a Massachusetts business trust on February 16, 2000.

As of June 30, 2016, the Trust consists of fifty-one (51) series and corresponding classes, each of which have the same rights and privileges, including voting rights. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to:

Fund	Classes	Inception Date	Commencement of Operations	Diversification Classification
State Street Disciplined Global Equity Fund	Class I	February 18, 2016	February 19, 2016	Diversified

The Fund is part of a master-feeder structure and invests substantially all of its assets in State Street Disciplined Global Equity Portfolio (the “Portfolio”), a separate series of SSGA Active Trust. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in net assets of the Portfolio (99.96% at June 30, 2016). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The Fund records its investment in the Portfolio at fair value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.

The Portfolio’s investments are valued at fair value each day that the Portfolio’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day the

5

State Street Institutional Investment Trust

State Street Disciplined Global Equity Fund

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

Portfolio’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments. The summary of the inputs used for the Portfolio, as of June 30, 2016, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.

The investment in the Portfolio is categorized as Level 1 for financial reporting purposes.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date, net of any foreign taxes withheld at source, if any. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method.

Expenses

Certain expenses, which are directly identifiable to a specific fund, are applied to that fund within the Trust. Other expenses which cannot be attributed to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and relative net assets of the Funds within the Trust.

Distributions

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Fees and Transactions with Affiliates

Advisory Fee

The Fund has entered into an Investment Advisory Agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). For its advisory services to the Fund, facilities furnished, and expenses borne by the Adviser, the Fund pays the Adviser a fee accrued daily and paid monthly, at the rate of 0.75% of the Fund’s average daily net assets.

The Adviser is contractually obligated until April 30, 2017, to waive its management fee and/or to reimburse the Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees and expenses, and any class-specific expenses, such as distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.75% of average daily net

6

State Street Institutional Investment Trust

State Street Disciplined Global Equity Fund

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2017 except with the approval of the Board. For the period ended June 30, 2016, fees waived and expenses reimbursed by the Adviser, pursuant to the agreement, were $69,000.

Administrator and Sub-Administrator Fees

SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian and sub-administrator. For its administration services, the Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets. The fees are accrued daily and paid monthly. State Street receives fees for its services as custodian and sub-administrator from the Adviser.

Distribution Fees

State Street Global Markets LLC (the “Distributor” or “SSGM”) serves as the distributor of the Fund. SSGM is a wholly owned subsidiary of State Street Corporation. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which a Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Class A shares and for services provided to shareholders in that class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund’s net assets attributable to its Class A shares. As of June 30, 2016, the Fund’s Class A shares have not commenced operations. In addition to payments under the Plan, the Fund may reimburse SSGM or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.

The Fund may also pay a sub-transfer agent fee at an annual rate of up to 0.20% of the Fund’s average daily net assets attributable to Class A and Class I for recordkeeping, shareholder servicing, or administrative services provided by financial intermediaries.

Transfer Agent

Boston Financial Data Services (“BFDS”), a joint venture of DST Systems, Inc. and State Street Corporation, serves as transfer agent and dividend disbursing agent to the Fund. For these services, the Fund pays annual account services fees, activity-based fees, and charges related to compliance and regulatory services.

7

State Street Institutional Investment Trust

State Street Disciplined Global Equity Fund

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

Other Transactions with Affiliates

From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of June 30, 2016, based on management’s evaluation of the shareholder account base, the Fund had accounts representing controlling ownership of more than 10% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 10% of the aggregate shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 10% Affiliated Account Holders	Percentage of Affiliated Ownership
State Street Disciplined Global Equity Fund	1	100%

4.	Trustees’ Fees

The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

Tax Information

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. The federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

8

State Street Institutional Investment Trust

State Street Disciplined Global Equity Fund

Other Information

June 30, 2016 (Unaudited)

Expense Example

As a shareholder of a Fund, you incur two types of costs (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2016 to June 30, 2016.

The table below illustrates your Fund’s cost in two ways:

•

Based on actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return – This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(b)
State Street Disciplined Global Equity Fund	0.75%	$1,086.00	$2.84	$1,015.40	$2.75

(a)	Actual period is from commencement of operations 2/19/2016.
(b)	Hypothetical expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 133, then divided by 366.

9

State Street Institutional Investment Trust

State Street Disciplined Global Equity Fund

Other Information — (continued)

June 30, 2016 (Unaudited)

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Fund’s investment adviser to vote proxies relating to the Fund’s portfolio of securities are available (i) without charge, upon request by calling 1-877-521-4083 (toll free) or (ii) on the website of the U.S. Securities and Exchange Commission, at www.sec.gov.

Information regarding how the investment adviser voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Fund’s website at www.ssgafunds.com.

Quarterly Portfolio Schedule

The Fund files a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-877-521-4083 (toll free) and on the Fund’s website at www.ssgafunds.com.

10

State Street Institutional Investment Trust

State Street Disciplined Global Equity Fund

Other Information — (continued)

June 30, 2016 (Unaudited)

Trustee Considerations In Approval Of

Investment Advisory Agreement

Overview of the Contract Review Process

Under the Investment Company Act of 1940, an investment advisory agreement between a mutual fund and its investment adviser must be approved by the fund’s board of trustees, including by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.

Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (each a “Trust”), met in person, including in Executive Sessions attended by the Independent Trustees, to consider a proposal to approve the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) with respect to State Street Disciplined Global Equity Fund (the “New Fund”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by co-counsel, who are independent of the Adviser, in connection with their consideration of approval of the Advisory Agreement. The Independent Trustees considered, among other things, the following:

Information about Fees and Expenses

•	A report prepared by an independent third-party provider of investment company data, which includes for the New Fund:

•

Comparisons of the New Fund’s estimated expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider; and

•	Comparisons of the New Fund’s contractual and estimated actual management fees to the contractual and actual management fees of comparable mutual funds.

•

Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the New Fund, as applicable.

Information about Portfolio Management

•	Descriptions of the investment management services to be provided by the Adviser, including its investment strategies and processes;

•	Information concerning the allocation of brokerage; and

•	Information regarding the procedures and processes to be used to value the assets of the New Fund.

Information about the Adviser

•	Reports detailing the financial results and condition of the Adviser and its affiliates;

11

State Street Institutional Investment Trust

State Street Disciplined Global Equity Fund

Other Information — (continued)

June 30, 2016 (Unaudited)

•	Descriptions of the qualifications, education and experience of the individual investment professionals who will be responsible for managing the New Fund;

•	Information relating to compliance with and the administration of each Code of Ethics adopted by the Adviser;

•	A copy of the Adviser’s proxy voting policies and procedures;

•

Information concerning the resources devoted by the Adviser to overseeing compliance by the New Fund and its service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the other funds in the fund complex (the “Other Funds”);

•	A description of the business continuity and disaster recovery plans of the Adviser; and

•	Information regarding the Adviser’s risk management processes.

Other Relevant Information

•

Information concerning the nature, quality and cost of various non-investment management services to be provided to the New Fund by the Adviser and by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant, transfer agent and securities lending agent of the New Fund, and the role of the Adviser in managing the New Fund’s relationship with these service providers;

•

Draft responses to a letter from Joseph P. Barri, LLC, co-counsel along with the law firm of Sullivan & Worcester LLP (together, “Independent Counsel”) to the Independent Trustees, reviewed prior to such date by Independent Counsel, requesting specific information regarding the Other Funds, certain of which was applicable to the New Fund, from each of:

•

SSGA FM, with respect to its operations relating to the Other Funds and its approximate profit margins before taxes from such operations for the Other Funds’ last fiscal year; and the relevant operations of other affiliated service providers to the Other Funds, together with their approximate profit margins from such relevant operations for the Other Funds’ last fiscal year;

•

State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, transfer agent, securities lending agent, and shareholder services for the Other Funds, with respect to its operations relating to the Other Funds; and

•

State Street Global Markets, LLC (the “Distributor”), the principal underwriter and distributor of the shares of the Other Funds, with respect to its operations relating to the Other Funds, together with the Other Funds’ related distribution plans and arrangements under SEC Rule 12b-1;

In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the New Fund throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Other Funds and the investment strategies used in pursuing each Other Fund’s investment objective.

12

State Street Institutional Investment Trust

State Street Disciplined Global Equity Fund

Other Information — (continued)

June 30, 2016 (Unaudited)

The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor.

Results of the Process

Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, the Board, including a majority of the Independent Trustees, voted to approve the adoption of, as applicable, and the continuation of the Advisory Agreement with respect to the New Fund.

Nature, Extent and Quality of Services

In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services to be provided to the New Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments expected to be held by the New Fund, including the education, experience and number of investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the New Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various other funds that invest primarily in equity securities. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention expected to be devoted to the New Fund by senior management.

The Board reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in monitoring the New Fund’s securities lending activities.

On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to provide high quality investment management and related services for the New Fund.

Fund Performance

Because the New Fund had not yet commenced operations, the Board noted that they could not draw any conclusions regarding the performance of the New Fund. The Board, however, considered, at this and at prior meetings, the performance of other comparable funds or accounts, if any, managed by the Adviser and the performance of their respective benchmarks and/or peer groups. The Board also noted that it reviews at its regularly scheduled meetings information about the performance of the Other Funds and is generally satisfied with the performance of these Other Funds.

13

State Street Institutional Investment Trust

State Street Disciplined Global Equity Fund

Other Information — (continued)

June 30, 2016 (Unaudited)

Management Fees and Expenses

The Board reviewed the contractual investment advisory fee rates payable by the New Fund and actual fees paid by the New Fund, net of waivers. As part of its review, the Board considered the New Fund’s management fee and total expense ratio (both before and after giving effect to any expense caps), as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered the comparability of the fees to be charged and the services to be provided to the New Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered that the Adviser agreed to waive fees or pay expenses of the New Fund to limit the total expenses borne by shareholders of the New Fund. Among other information, the Board considered that that the New Fund’s contractual management fee was within the range of the median contractual management fee for peer funds.

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services to be provided by the Adviser, the Board concluded that the fees and the expense ratio of the New Fund compare favorably to the fees and expenses of similar mutual funds and are reasonable in relation to the services provided.

Profitability

Because the New Fund had not yet commenced operations, the Board noted that they could not draw any conclusions regarding the profitability of the New Fund. The Board, however, reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Other Funds. The Board considered other direct and indirect benefits received by the Adviser and the affiliated service providers in connection with their relationships with the Other Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Other Funds and other investment advisory clients, together with the ranges of profitability of each of the affiliated service providers with respect to their services to the Other Funds. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the New Fund’s investments.

The Board concluded that the expected profitability of the Adviser with respect to New Fund, and the expected profitability range of each of the Affiliated Service Providers with respect to its services to the New Fund, were expected to be reasonable in relation to the services provided.

Economies of Scale

In reviewing expected management fees and anticipated profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the New Fund, on the other hand, can expect to realize benefits from economies of scale as the New Fund’s assets increase. The Board acknowledged the difficulty in accurately measuring the expected benefits resulting from the economies of scale with respect to the management of the New Fund in view of the fact that the New Fund had not yet commenced operations. The Board concluded that, in light of the fact that the New Fund has not yet commenced operations, and the comparatively low management fee and expense ratio of the New Fund, it does not appear that the Adviser or its affiliates are expected to realize benefits from economies of scale in managing the assets of the New Fund to such an extent that the proposed advisory fees should be reduced or that breakpoints in such fees should be implemented for the New Fund at this time.

14

State Street Institutional Investment Trust

State Street Disciplined Global Equity Fund

Other Information — (continued)

June 30, 2016 (Unaudited)

Conclusions

In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.

Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the New Fund and its shareholders, and (2) the rates to be payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

15

Trustees

William L. Boyan

Michael F. Holland

Michael A. Jessee

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian, Sub-Administrator of the Fund and the Portfolio and Transfer Agent of the Portfolio

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02119

Transfer Agent of the Fund

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

Distributor

State Street Global Markets LLC

State Street Financial Center

One Lincoln Street

Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Institutional Investment Trust State Street Bank and Trust Company P.O. Box 5049 Boston, MA 02206	IBG-20953

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssgafunds.com. Please read the prospectus carefully before investing in the Fund.

Annual Report

30 June 2016

SSGA Active Trust

State Street Disciplined Global Equity Portfolio

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund or private client invested in the Portfolio. Generally, shares of the Portfolio may be purchased only by or on behalf of other registered investment companies or private clients for which the Adviser or an affiliate serves as investment adviser (or in a similar capacity). This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327. Please read the offering document carefully before investing in the Portfolio.

SSGA ACTIVE TRUST

STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO

ANNUAL REPORT

JUNE 30, 2016

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund or private client invested in the Portfolio. Generally, shares of the Portfolio may be purchased only by or on behalf of other registered investment companies or private clients for which the Adviser or an affiliate serves as investment adviser (or in a similar capacity). This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327. Please read the offering document carefully before investing in the Portfolio.

SSGA ACTIVE TRUST

STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO

PORTFOLIO SUMMARY (UNAUDITED)

TOP FIVE HOLDINGS AS OF JUNE 30, 2016

DESCRIPTION	DTE Energy Co.	Waste Management, Inc.	Quest Diagnostics, Inc.	Henry Schein, Inc.	Johnson & Johnson
MARKET VALUE	$48,767	47,250	47,218	47,029	46,822
% OF NET ASSETS	1.5	1.5	1.5	1.4	1.4

(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular security.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Health Care Providers & Services	10.2%
Electric Utilities	9.4
Diversified Telecommunication Services	6.9
Health Care Equipment & Supplies	6.1
Multi-Utilities	5.8
Food & Staples Retailing	5.3
Household Products	5.0
Insurance	5.0
Pharmaceuticals	4.4
Real Estate Investment Trusts (REITs)	3.6
Commercial Services & Supplies	2.6
Food Products	2.3
Media	2.2
Specialty Retail	2.2
Airlines	2.1
Software	2.1
Tobacco	2.1
Beverages	1.7
Technology Hardware, Storage & Peripherals	1.7
Metals & Mining	1.6
Aerospace & Defense	1.3
INDUSTRY	PERCENT OF NET ASSETS
Auto Components	1.2
Containers & Packaging	1.2
Life Sciences Tools & Services	1.2
Internet Software & Services	1.1
Road & Rail	1.1
Communications Equipment	1.0
Consumer Finance	1.0
Industrial Conglomerates	1.0
Multiline Retail	1.0
Electrical Equipment	0.8
Household Durables	0.8
Banks	0.6
Oil, Gas & Consumable Fuels	0.6
Automobiles	0.5
Construction & Engineering	0.4
IT Services	0.4
Real Estate Management & Development	0.4
Short-Term Investment	1.1
Other Assets in Excess of Liabilities	1.0
TOTAL	100.0%

*	The Portfolio’s industry breakdown is expressed as a percentage of net assets and may change over time.

19

SSGA ACTIVE TRUST

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SCHEDULE OF INVESTMENTS

June 30, 2016

Security Description	Shares	Value

COMMON STOCKS — 97.9%
AUSTRALIA — 1.3%
Qantas Airways, Ltd. (a)	3,476	$7,352
Telstra Corp., Ltd. (a)	8,632	36,021

		43,373

BELGIUM — 0.8%
Delhaize Group (a)	234	24,745

CANADA — 3.9%
BCE, Inc.	761	35,826
Metro, Inc.	603	20,899
Shaw Communications, Inc. Class B	1,757	33,552
TELUS Corp.	1,156	37,029

		127,306

DENMARK — 1.2%
Novo Nordisk A/S Class B (a)	247	13,312
Vestas Wind Systems A/S (a)	370	25,168

		38,480

FRANCE — 1.5%
Peugeot SA (a)(b)	1,271	15,251
Sanofi (a)	393	32,687

		47,938

GERMANY — 2.8%
Fresenius SE & Co. KGaA (a)	236	17,359
METRO AG (a)	1,269	39,072
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (a)	79	13,262
RWE AG (a)(b)	1,473	23,483

		93,176

HONG KONG — 4.5%
CK Hutchison Holdings, Ltd. (a)	1,500	16,501
CLP Holdings, Ltd. (a)	4,000	40,913
Hang Seng Bank, Ltd. (a)	1,100	18,883
Jardine Matheson Holdings, Ltd. (a)	300	17,539
Link REIT (a)	4,000	27,354
Power Assets Holdings, Ltd. (a)	3,000	27,584

		148,774

ISRAEL — 0.2%
Check Point Software Technologies, Ltd. (b)	100	7,968

ITALY — 1.2%
Enel SpA (a)	8,786	39,047

JAPAN — 8.4%
Astellas Pharma, Inc. (a)	2,200	34,728
Bridgestone Corp. (a)	500	16,174
Canon, Inc. (a)	1,200	34,486
Central Japan Railway Co. (a)	200	35,807
Hoya Corp. (a)	400	14,380
Kirin Holdings Co., Ltd. (a)	2,100	35,652
Mitsubishi Materials Corp. (a)	5,000	12,050
Nippon Telegraph & Telephone Corp. (a)	900	42,483
Sekisui Chemical Co., Ltd. (a)	2,100	26,044
Sumitomo Rubber Industries, Ltd. (a)	1,600	$21,562

		273,366

NETHERLANDS — 1.3%
Koninklijke Ahold NV (a)	1,851	40,919
Royal Dutch Shell PLC Class A (a)	7	193

		41,112
NEW ZEALAND — 1.1%
Spark New Zealand, Ltd. (a)	14,782	37,476

NORWAY — 0.5%
Norsk Hydro ASA (a)	4,543	16,633

SINGAPORE — 1.2%
Ascendas REIT (a)	6,500	12,040
Singapore Airlines, Ltd. (a)	1,900	15,101
UOL Group, Ltd. (a)	2,900	11,832

		38,973

SPAIN — 0.4%
ACS Actividades de Construccion y Servicios SA (a)	535	14,690

SWEDEN — 1.1%
Swedish Match AB (a)	994	34,640

SWITZERLAND — 3.3%
Sonova Holding AG (a)	246	32,727
Swiss Re AG (a)	422	36,945
Swisscom AG (a)	78	38,842

		108,514

UNITED KINGDOM — 1.0%
Direct Line Insurance Group PLC (a)	6,744	31,309

UNITED STATES — 62.2%
Agilent Technologies, Inc.	875	38,815
Ally Financial, Inc. (b)	1,825	31,153
Altria Group, Inc.	458	31,584
Ameren Corp.	768	41,149
American Capital Agency Corp.	1,953	38,708
American Electric Power Co., Inc.	520	36,447
Annaly Capital Management, Inc.	3,380	37,417
Anthem, Inc.	235	30,865
Archer-Daniels-Midland Co.	859	36,842
Avery Dennison Corp.	452	33,787
Axis Capital Holdings, Ltd.	669	36,795
Ball Corp.	100	7,219
Baxter International, Inc.	832	37,623
C.R. Bard, Inc.	196	46,091
Cardinal Health, Inc.	391	30,502
Chubb, Ltd.	341	44,572
Church & Dwight Co., Inc.	258	26,546
Cintas Corp.	366	35,916
Citrix Systems, Inc. (b)	446	35,720
Clorox Co.	315	43,593
Computer Sciences Corp.	229	11,370
Consolidated Edison, Inc.	458	36,841
DaVita HealthCare Partners, Inc. (b)	565	43,686
Delta Air Lines, Inc.	481	17,523
DENTSPLY SIRONA, Inc.	648	40,202
Dr. Pepper Snapple Group, Inc.	186	17,973
DTE Energy Co.	492	48,767
eBay, Inc. (b)	1,592	37,269
Edison International	520	40,388

See accompanying notes to financial statements.

20

SSGA ACTIVE TRUST

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SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

Security Description	Shares	Value
Energizer Holdings, Inc.	323	$16,631
Entergy Corp.	494	40,187
Exelon Corp.	554	20,143
Express Scripts Holding Co. (b)	534	40,477
F5 Networks, Inc. (b)	296	33,697
Foot Locker, Inc.	581	31,874
HCA Holdings, Inc. (b)	522	40,199
Henry Schein, Inc. (b)	266	47,029
Hologic, Inc. (b)	824	28,510
Johnson & Johnson	386	46,822
Kimberly-Clark Corp.	249	34,232
L-3 Communications Holdings, Inc.	282	41,367
McKesson Corp.	123	22,958
NetApp, Inc.	984	24,197
Newmont Mining Corp.	568	22,220
O’Reilly Automotive, Inc. (b)	144	39,038
Pfizer, Inc.	501	17,640
Pinnacle West Capital Corp.	493	39,963
PPL Corp.	719	27,142
Procter & Gamble Co.	498	42,166
Public Service Enterprise Group, Inc.	846	39,432
Quest Diagnostics, Inc.	580	47,218
Southwest Airlines Co.	809	31,721
Synopsys, Inc. (b)	458	24,769
Target Corp.	485	33,863
Thomson Reuters Corp.	980	39,443
Tyson Foods, Inc. Class A	599	40,007
Universal Health Services, Inc. Class B	141	18,908
Valero Energy Corp.	364	18,564
Wal-Mart Stores, Inc.	574	41,913
Waste Management, Inc.	713	47,250

		2,034,943

TOTAL COMMON STOCKS (Cost $2,995,692)		3,202,463

RIGHTS — 0.0% (c)
SPAIN — 0.0% (c)
ACS Actividades de Construccion y Servicios SA (expiring 7/18/16) (b) (Cost $420)	535	376

SHORT-TERM INVESTMENT — 1.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.47% (d)(e) (Cost $34,046)	34,046	34,046

TOTAL INVESTMENTS — 99.0% (Cost $3,030,158)		3,236,885
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		33,440

NET ASSETS — 100.0%		$3,270,325

(a)	Security is fair valued at year end by applying factors provided by independent third party in accordance with Portfolio’s valuation policy and procedures. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy. Total market value of such securities represent $1,032,246 and 31.6% of net assets of the Fund at June 30, 2016.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended June 30, 2016 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2016.

REIT Real Estate Investment Trust

See accompanying notes to financial statements.

21

SSGA ACTIVE TRUST

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SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

The following table summarizes the value of the Portfolio’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$—	$43,373	$—	$43,373
Belgium	—	24,745	—	24,745
Canada	127,306	—	—	127,306
Denmark	—	38,480	—	38,480
France	—	47,938	—	47,938
Germany	—	93,176	—	93,176
Hong Kong	—	148,774	—	148,774
Israel	7,968	—	—	7,968
Italy	—	39,047	—	39,047
Japan	—	273,366	—	273,366
Netherlands	—	41,112	—	41,112
New Zealand	—	37,476	—	37,476
Norway	—	16,633	—	16,633
Singapore	—	38,973	—	38,973
Spain	—	14,690	—	14,690
Sweden	—	34,640	—	34,640
Switzerland	—	108,514	—	108,514
United Kingdom	—	31,309	—	31,309
United States	2,034,943	—	—	2,034,943
Rights
Spain	376	—	—	376
Short-Term Investment	34,046	—	—	34,046

TOTAL INVESTMENTS	$2,204,639	$1,032,246	$—	$3,236,885

Affiliate Table

	Number of Shares Held at 2/19/16*	Value At 2/19/16*	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/16	Value at 6/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	3,131,221	3,097,175	34,046	$34,046	$147	$—

*	Commencement of operations.

See accompanying notes to financial statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016

ASSETS
Investments in unaffiliated issuers, at value (Note 2)	$3,202,839
Investments in affiliated issuers, at value (Note 2)	34,046

Total Investments	3,236,885
Foreign currency, at value	15,950
Receivable for investments sold	19,067
Dividends receivable — unaffiliated issuers (Note 2)	7,180
Dividends receivable — affiliated issuers (Note 2)	9
Receivable from Adviser (Note 3)	692
Receivable for foreign taxes recoverable	1,886

TOTAL ASSETS	3,281,669

LIABILITIES
Payable for investments purchased	7,594
Payable for fund shares repurchased	3,750

TOTAL LIABILITIES	11,344

NET ASSETS	$3,270,325

NET ASSETS CONSIST OF:
Paid-in Capital	$3,002,103
Undistributed (distribution in excess of) net investment income (loss)	46,475
Accumulated net realized gain (loss) on investments	15,463
Net unrealized appreciation (depreciation) on:
Investments	206,727
Foreign currency transactions	(443)

NET ASSETS	$3,270,325

NET ASSET VALUE PER SHARE
Net asset value per shares	$10.89

Shares outstanding (unlimited amount authorized, no par value)	300,200

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,996,112
Investments in affiliated issuers	34,046

Total cost of investments	$3,030,158

Foreign currency, at cost	$16,084

See accompanying notes to financial statements.

23

SSGA ACTIVE TRUST

STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO

STATEMENT OF OPERATIONS

For the Period Ended June 30, 2016 (a)

INVESTMENT INCOME
Dividend income — unaffiliated issuers (Note 2)	$48,918
Dividend income — affiliated issuers (Note 2)	147
Foreign taxes withheld	(3,389)

TOTAL INVESTMENT INCOME (LOSS)	45,676

EXPENSES
Advisory fee (Note 3)	2,300
Trustees’ fees and expenses (Note 4)	163
Miscellaneous expenses	600

TOTAL EXPENSES	3,063

Expenses waived/reimbursed by the Adviser (Note 3)	(3,063)

NET INVESTMENT INCOME (LOSS)	45,676

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment transactions — unaffiliated issuers	15,463
Foreign currency transactions	799

Net realized gain (loss)	16,262

Net change in unrealized appreciation/depreciation on:
Investment transactions — unaffiliated issuers	206,727
Foreign currency transactions	(443)

Net change in unrealized appreciation/depreciation	206,284

NET REALIZED AND UNREALIZED GAIN (LOSS)	222,546

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$268,222

(a)	For the period February 18, 2016 (inception date) through June 30, 2016.

See accompanying notes to financial statements.

24

SSGA ACTIVE TRUST

STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

For the Period 2/18/16* - 6/30/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$45,676
Net realized gain (loss)	16,262
Net change in unrealized appreciation/depreciation	206,284

Net increase (decrease) in net assets resulting from operations	268,222

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	3,036,146
Cost of shares redeemed	(34,043)

Net increase (decrease) in net assets from beneficial interest transactions	3,002,103

Net increase (decrease) in net assets during the period	3,270,325

Net assets at beginning of period	—

NET ASSETS AT END OF PERIOD	$3,270,325

Undistributed(distribution in excess of) net investment income (loss)	$46,475

SHARES OF BENEFICIAL INTEREST:
Shares sold	303,384
Shares redeemed	(3,184)

Net increase (decrease)	300,200

*	Inception date.

See accompanying notes to financial statements.

25

SSGA ACTIVE TRUST

STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	For the Period 2/19/16* - 6/30/16
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.15
Net realized and unrealized gain (loss)	0.74

Total from investment operations	0.89

Net asset value, end of period	$10.89

Total return (b)	8.90	%(c)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,270
Ratios to average net assets:
Total expenses	0.27	%(d)
Net expenses	0.00	%(d)
Net investment income (loss)	4.00	%(d)
Portfolio turnover rate	21	%(c)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements.

26

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STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

June 30, 2016

1.	Organization

SSGA Active Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company that was organized as a Massachusetts business trust on March 30, 2011.

As of June 30, 2016, the Trust consists of fourteen (14) series and corresponding classes, each of which have the same rights and privileges, including voting rights, each of which represets a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to:

Fund	Inception Date	Commencement of Operations	Diversification Classification
State Street Disciplined Global Equity Portfolio	February 18, 2016	February 19, 2016	Diversified

The Portfolio serves as a master fund in a master feeder structure.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The Portfolio’s investments are valued at fair value each day that the Portfolio’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Portfolio’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value the Portfolio’s investments by major category are as follows:

•	Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•	Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no prices are obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit.

27

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

A “significant event” is an event that the Trustee believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Trustee. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy. At June 30,2016, the independent fair value service was used for certain foreign securities in the Fund’s portfolio, and these securities were classified within Level 2 of the fair value hierarchy.

Fair value pricing could result in a difference between the prices used to calculate a Portfolio’s net asset value and the prices used by the Portfolio’s underlying benchmark. Various inputs are used in determining the value of the Portfolio’s investments.

The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Portfolio had no transfers between levels for the period ended June 30, 2016.

The value of the Portfolio’s investments according to the fair value hierarchy as of June 30, 2016, is disclosed in the Portfolio’s Schedule of Investments.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date, net of any foreign taxes withheld at source, if any.

The Portfolio invests in Real Estate Investment Trusts (REITs). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Portfolio’s policy is to record all REIT distributions initially as dividend income and re-designate to return of capital or capital gains

28

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STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016

distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.

Expenses

Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.

Foreign Currency Translation

The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Distributions

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Fees and Transactions with Affiliates

Advisory Fee

The Portfolio has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services, the Portfolio pays the Adviser a fee accrued daily and paid monthly, at a rate of 0.25% of the Portfolio’s average daily net assets.

The Adviser has contractually agreed to waive the entire amount of this fee until the later of April 30, 2017 or such time as the shares of the Portfolio cease to be the only investment security held by the Fund. The waiver may be terminated only by the Portfolio’s Board. The Adviser pays all expenses of the Portfolio other than the management fee, distribution fees pursuant to the Distribution and Service Plan, if any, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee’s counsel fees), litigation expenses and other extraordinary expenses.

Administrator and Sub-Administrator Fees

SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.

Other Transactions with Affiliates

The Portfolio may invest in affiliated entities, included securities issued by State Street, affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2016 are disclosed in the applicable Schedules of Investments.

4.	Trustees’ Fees

The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

29

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016

5.	Investment Transactions

Purchases and sales of investments (excluding short term investments) for the period ended June 30, 2016, were as follows:

	Purchases	Sales
State Street Disciplined Global Equity Portfolio	$3,670,313	$666,949

6.	Income Tax Information

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Portfolio will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. The federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book- tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for foreign currencies gains and losses and passive foreign investment companies.

As of June 30, 2016, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
State Street Disciplined Global Equity Portfolio	$62,761	$—	$—	$205,461	$—	$268,222

As of June 30, 2016, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Disciplined Global Equity Portfolio	$3,030,981	$264,892	$58,988	$205,904

7.	Risks

Concentration Risk

As a result of the Portfolio’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio were more broadly diversified.

Foreign and Emerging Markets Risks

Investing in foreign markets involve risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Portfolio invests. Foreign markets may be less liquid than investments in the U.S. and may be

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016

subject to the risks of currency fluctuations. To the extent that the Portfolio invests in securities of issuers located in emerging markets, these risks may be even more pronounced.

Market and Credit Risk

In the normal course of business, the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.

8.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

SSGA Active Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of State Street Disciplined Global Equity Portfolio (the “Portfolio”) (one of the portfolios constituting SSGA Active Trust) as of June 30, 2016, and the related statement of operations, statement of changes in net assets, and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2016, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers or others were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of State Street Disciplined Global Equity Portfolio (one of the portfolios constituting SSGA Active Trust) at June 30, 2016, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated therein in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

August 26, 2016

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OTHER INFORMATION

June 30, 2016 (Unaudited)

Tax Information

Qualified Dividend Income

A portion of the dividends distributed by the Fund during the fiscal year ended June 30, 2016, are considered qualified dividend income, and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. This amount is noted below:

Amount
State Street Disciplined Global Equity Portfolio	$39,926

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Portfolio’s investment adviser to vote proxies relating to the Portfolio’s portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the website of the U.S. Securities and Exchange Commission, at www.sec.gov.

Information regarding how the investment adviser voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Portfolio’s website at www.spdrs.com.

Quarterly Portfolio Schedule

The Portfolio files a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Fund’s website at www.spdrs.com.

Approval of Advisory Agreements

At in-person meetings held prior to June 30, 2016, the Board of Trustees of the Trusts (the “Board”) evaluated proposals (1) to continue the separate Investment Advisory Agreements (the “Agreements”) between each Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the operational series of SSGA Active Trust (the “Current ETFs”) and SSGA Master Trust (together with the Current ETFs, the “Current Funds”), and (2) to approve the separate Agreements between the Adviser and (a) the SSGA Active Trust with respect to the SPDR DoubleLine Short Duration Total Return Tactical ETF and SPDR DoubleLine Emerging Markets Fixed Income ETF (the “New ETFs” and, together with the Current ETFs, the “ETFs”), and the State Street Disciplined Global Equity Portfolio (together with the New ETFs, the “New Funds”) each a new series of the SSGA Active Trust, (with the Current Funds and New Funds collectively being referred to hereafter as the “Funds”), each of which commenced operations during the period covered by this Annual Report. The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately with their independent legal counsel to consider the Agreements.

In evaluating the Agreements, the Board drew on materials provided to them by SSGA FM, the Trust’s investment adviser and administrator, and other materials provided by State Street Bank and Trust Company, the Trusts’ sub-administrator, transfer agent and custodian (“State Street”). In deciding whether to approve the Agreements, the Board considered various factors, including the (i) nature, extent and quality of services provided by, or expected to be provided by, the Adviser with respect to the Funds under the Agreements, (ii) investment performance of the Current Funds, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trusts, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the Funds grow.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided by, or expected to be provided by, the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trusts and materials

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OTHER INFORMATION (continued)

June 30, 2016 (Unaudited)

provided prior to and at the meeting. The Board reviewed the Agreements and the Adviser’s responsibilities for managing investment operations of each of the Funds in accordance with each Fund’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the relatively unique nature of the ETFs as exchange-traded funds in a master-feeder structure, as appropriate, and the experience and expertise of the Adviser with exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management, oversight of sub-advisers and regulatory compliance of the Funds. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing each Fund’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for exchange-traded funds. The Board also considered the Adviser’s experience in active management, managing exchange-traded funds in master-feeder structures and overseeing third-party sub-advisers, as applicable.

Investment Performance

The Board then reviewed the Current Funds’ performance. The Board compared each Current Fund’s investment performance to the performance of an appropriate benchmark and group of comparable funds. Among other information, the Board considered the following performance information in its evaluation of the Funds:

SPDR SSGA Multi-Asset Real Return ETF. The Board considered that: (a) the Fund underperformed the median of its Performance Group for the 1-, 2- and 3-year periods; and (b) outperformed its benchmark index for the 1-year period and underperformed its benchmark index for the 3-year period.

SPDR SSGA Income Allocation ETF. The Board considered that: (a) the Fund outperformed the median of its Performance Group for the 1-, 2- and 3-year periods; and (b) underperformed its benchmark index for the 1- and 3-year period.

SPDR SSGA Global Allocation ETF. The Board considered that: (a) the Fund outperformed the median of its Performance Group for the 1-, 2- and 3-year periods; and (b) underperformed its benchmark index for the 1-year period and outperformed its benchmark index for the 3-year period.

SPDR Blackstone / GSO Senior Loan ETF. The Board considered that: (a) the Fund underperformed the median of its Performance Group for the 1- and 2-year periods; and (b) outperformed its benchmark index for the 1-year period.

SPDR SSGA Ultra Short Term Bond ETF. The Board considered that: (a) the Fund underperformed the median of its Performance Group for the 1- and 2-year periods; and (b) outperformed its benchmark index for the 1-year period.

SPDR DoubleLine Total Return Tactical ETF. The Board considered that: (a) the Fund outperformed the median of its Performance Group since inception; and (b) outperformed its benchmark index since inception.

SPDR MFS Systematic Core Equity ETF. The Board considered that: (a) the Fund outperformed the median of its Performance Group for the 1-year period; and (b) outperformed its benchmark index for the 1-year period.

SPDR MFS Systematic Growth Equity ETF. The Board considered that: (a) the Fund outperformed the median of its Performance Group for the 1-year period; and (b) outperformed its benchmark index for the 1-year period.

SPDR MFS Systematic Value Equity ETF. The Board considered that: (a) the Fund outperformed the median of its Performance Group for the 1-year period; and (b) outperformed its benchmark index for the 1-year period.

SPDR SSGA Risk Aware ETF. The Board considered that: (a) the Fund underperformed the median of its Performance Group for the 1-year period; and (b) underperformed its benchmark index for the 1-year period.

On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Current Fund is satisfactory.

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OTHER INFORMATION (continued)

June 30, 2016 (Unaudited)

Profits Realized by Adviser

The Board considered the profitability of the advisory arrangement with the Current Funds to the Adviser, including data on the Current Funds’ historical profitability to the Adviser. The Independent Trustees, through their counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations and determined that these methodologies were reasonable.

Fees Charged to Comparable Funds

The Board evaluated each Fund’s unitary fee through review of comparative information with respect to fees paid by similar funds — i.e., exchange-traded funds that are actively managed, as applicable. The Board reviewed the universe of similar exchange-traded funds for each ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. (formerly Lipper Analytical Services) and related comparative information for similar exchange-traded funds. The Board also reviewed the fee structure, as applicable, of each Fund in connection with the master-feeder structure, the historical expense ratios of each Current Fund and the estimated expense ratios for each New Fund. In doing so, the Board used a fund by fund analysis of the data.

Other Benefits

The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trusts, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trusts’ brokerage transactions.

Economies of Scale

The Board reviewed information regarding economies of scale or other efficiencies that may result as each Fund’s assets grow in size. The Board noted that the Agreements did not provide for breakpoints in each Fund’s advisory fee rates as assets of a Fund increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the Funds by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the Funds from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the Funds grow in size and assess whether fee breakpoints may be warranted.

The Board, including the Independent Trustees voting separately, approved the Agreements for each Fund after weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee. The Board’s conclusions with respect to each Agreement were as follows: (a) the nature and extent of the services provided, or expected to be provided, by the Adviser with respect to the Funds were appropriate; (b) the performance of each Current Fund had been satisfactory; (c) the Adviser’s unitary fee for each Fund, considered in relation to services provided or expected to be provided, and in relation to fees charged to comparable funds, was fair and reasonable; (d) profitability of the Trusts’ relationship with the Adviser was not excessive; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) fees paid to the Adviser shared the economies of scale with respect to the Current Funds by way of the relatively low fee structure of the Trusts.

Approval of Massachusetts Financial Services Company Sub-Advisory Agreements

At an in-person meeting held prior to June 30, 2016, the Board also evaluated proposals to continue the separate Sub-Advisory Agreements (the “MFS Sub-Advisory Agreements”) between the Adviser and Massachusetts Financial Services Company (“MFS”) with respect to the SPDR MFS Systematic Core Equity ETF, SPDR MFS Systematic Growth Equity ETF and SPDR MFS Systematic Value Equity ETF, each a series of the SSGA Active Trust, and SSGA MFS Systematic Core Equity Portfolio, SSGA Systematic Growth Equity Portfolio and SSGA MFS Systematic Value Equity Portfolio, each a series of the SSGA Master Trust, each sub-advised by MFS (the “MFS Funds”). The Independent Trustees also met separately with their independent legal counsel to consider the MFS Sub-Advisory Agreements.

In evaluating the MFS Sub-Advisory Agreements, the Board drew on materials provided to them by MFS and the Adviser. In deciding whether to approve the MFS Sub-Advisory Agreements, the Board considered various factors,

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OTHER INFORMATION (continued)

June 30, 2016 (Unaudited)

including the (i) nature, extent and quality of services provided by MFS with respect to the MFS Funds under the MFS Sub-Advisory Agreements and (ii) investment performance of the MFS Funds. The Board was apprised of the portion of the current advisory fee that the Adviser would pay to MFS under the MFS Sub-Advisory Agreements and also considered that such fees would be paid directly by the Adviser and would not result in increased fees payable by the MFS Funds.

The Board considered the background and experience of MFS’s senior management and, in particular, MFS’s experience in investing in equity securities. The Board reviewed the MFS Funds’ performance, noting that that the performance of the MFS Funds was satisfactory. The Board also considered the unitary fee paid to the Adviser by each MFS Fund and MFS’s fees paid by the Adviser.

The Board, including the Independent Trustees voting separately, approved the MFS Sub-Advisory Agreements for each MFS Fund after weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee. The Board’s conclusions with respect to each MFS Sub-Advisory Agreement were as follows: (a) the nature and extent of the services provided by MFS with respect to the MFS Funds were appropriate; (b) the performance of the MFS Funds had been satisfactory; (c) MFS’s fees for the MFS Funds and the unitary fee, considered in relation to the services provided, were fair and reasonable; (d) any additional potential benefits to MFS were not of a magnitude to materially affect the Board’s conclusions; and (e) fees paid to MFS adequately shared the economies of scale with each applicable MFS Fund by way of the relatively low fee structure of the Trusts.

Approval of DoubleLine Capital LP Sub-Advisory Agreements

At in-person meetings held prior to June 30, 2016, the Board also considered proposals to continue the separate Sub-Advisory Agreements (the “DoubleLine Sub-Advisory Agreements”) between the Adviser and DoubleLine Capital LP (“DoubleLine”) with respect to the SPDR DoubleLine Total Return Tactical ETF, a series of the SSGA Active Trust, and State Street DoubleLine Total Return Tactical Portfolio, a series of the SSGA Master Trust (together, the “Current DoubleLine Funds”), and to approve the DoubleLine Sub-Advisory Agreements between the Adviser and DoubleLine with respect to the SPDR DoubleLine Short Duration Total Return Tactical ETF and SPDR DoubleLine Emerging Markets Fixed Income ETF, each a series of SSGA Active Trust (together with the Current DoubleLine Funds, the “DoubleLine Funds”), under which each of the DoubleLine Funds would be sub-advised by DoubleLine. The Independent Trustees also met separately with their independent legal counsel to consider the DoubleLine Sub-Advisory Agreements.

In evaluating the DoubleLine Sub-Advisory Agreements, the Board drew on materials provided to them by DoubleLine and the Adviser. In deciding whether to approve the DoubleLine Sub-Advisory Agreements, the Board considered various factors, including the (i) nature, extent and quality of services provided, or expected to be provided, by DoubleLine with respect to the DoubleLine Funds under the DoubleLine Sub-Advisory Agreements; and (ii) investment performance of the Current DoubleLine Funds. The Board was apprised of the portion of the advisory fee that the Adviser would pay to DoubleLine under the DoubleLine Sub-Advisory Agreements and also considered that such fees would be paid directly by the Adviser and would not result in increased fees payable by the DoubleLine Funds.

The Board considered the background and experience of DoubleLine’s senior management and, in particular, DoubleLine’s experience in investing in fixed income securities. The Board reviewed the Current DoubleLine Funds’ performance, noting that that the performance of the Current DoubleLine Funds was satisfactory. The Board also considered the unitary fee paid, or to be paid, to the Adviser by each DoubleLine Fund and DoubleLine’s fees paid by the Adviser.

The Board, including the Independent Trustees voting separately, approved the DoubleLine Sub-Advisory Agreements for the DoubleLine Funds after weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee. The Board’s conclusions with respect to each of the DoubleLine Sub-Advisory Agreements were as follows: (a) the nature and extent of the services provided, or expected to be provided, by DoubleLine with respect to the DoubleLine Funds were adequate and appropriate; (b) the performance of the Current DoubleLine Funds had been satisfactory; (c) DoubleLine’s fees for the DoubleLine Funds and the unitary fee, considered in relation to the services provided, or expected to be provided, were fair and reasonable; (d) any additional potential benefits to DoubleLine were not of a magnitude to materially affect the Board’s conclusions; and (e) fees paid, or expected to be paid, to DoubleLine were expected to share economies of scale with each applicable DoubleLine Fund by way of the relatively low fee structure of the Trusts.

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OTHER INFORMATION (continued)

June 30, 2016 (Unaudited)

TRUSTEES AND OFFICERS

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
FRANK NESVET c/o SSGA Active Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1943	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since September 2000	Chief Executive Officer, Libra Group, Inc. (a financial services consulting company) (1998-present).	218	SPDR Index Shares Funds (Trustee); SPDR Series Trust (Trustee); SSGA Master Trust (Trustee).
DAVID M. KELLY c/o SSGA Active Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1938	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since September 2000	Retired.	218	Chicago Stock Exchange (Former Director, retired); Penson Worldwide Inc. (Former Director, retired); SPDR Index Shares Funds (Trustee); SPDR Series Trust (Trustee); SSGA Master Trust (Trustee).
BONNY EUGENIA BOATMAN c/o SSGA Active Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1950	Independent Trustee	Term: Unlimited Served: since April 2010	Retired.	218	SPDR Index Shares Funds (Trustee); SPDR Series Trust (Trustee); SSGA Master Trust (Trustee).
DWIGHT D. CHURCHILL c/o SSGA Active Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1953	Independent Trustee	Term: Unlimited Served: since April 2010	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014-January 2015).	218	SPDR Index Shares Funds (Trustee); SPDR Series Trust (Trustee); SSGA Master Trust (Trustee); Affiliated Managers Group, Inc. (Director).
CARL G. VERBONCOEUR c/o SSGA Active Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1952	Independent Trustee	Term: Unlimited Served: since April 2010	Self-employed consultant since 2009.	218	The Motley Fool Funds Trust (Trustee); SPDR Index Shares Funds (Trustee); SPDR Series Trust (Trustee); SSGA Master Trust (Trustee).

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OTHER INFORMATION (continued)

June 30, 2016 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
Interested Trustee
JAMES E. ROSS* SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1965	Interested Trustee	Term: Unlimited Served as Trustee: since April 2010	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Senior Managing Director and Principal, State Street Global Advisors (2006-present); President, SSGA Funds Management, Inc. (2005-2012).	299	SPDR Index Shares Funds (Trustee); SPDR Series Trust (Trustee); SSGA Master Trust (Trustee); Select Sector SPDR Trust (Trustee); State Street Master Funds (Trustee); and State Street Institutional Investment Trust (Trustee).

*	Mr. Ross is an Interested Trustee because of his employment with the Adviser and ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1967	President	Term: Unlimited Served: since October 2012	President and Director, SSGA Funds Management, Inc. (2001-present)*; Senior Managing Director, State Street Global Advisors (1992-present).*
ANN M. CARPENTER SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012; Term: Unlimited Served: since February 2016	Chief Operating Officer, SSGA Funds Management, Inc. (2005-Present)*; Managing Director, State Street Global Advisors (2005-present).*
MICHAEL P. RILEY SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1969	Vice President	Term: Unlimited Served: since February 2005	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (February 2015-present); Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (2008-February 2015); Principal, State Street Global Advisors and SSGA Funds Management, Inc. (2005-2008).
JOSHUA A. WEINBERG SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1978	Chief Legal Officer	Term: Unlimited Served: since February 2015	Vice President and Managing Counsel, State Street Global Advisors (2011-present); Clerk, SSGA Funds Management, Inc. (2013-present); Associate, Financial Services Group, Dechert LLP (2006-2011).

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OTHER INFORMATION (continued)

June 30, 2016 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
CHRISTOPHER A. MADDEN State Street Bank and Trust Company One Hundred Huntington Avenue, CPH0326 Boston, MA 02116 1967	Secretary	Term: Unlimited Served: since August 2013	Vice President and Senior Counsel, State Street Bank and Trust Company (2013-present); Counsel, Atlantic Fund Services (2009-2013); Vice President.*
PATRICIA A. MORISETTE State Street Bank and Trust Company One Hundred Huntington Avenue, CPH0326 Boston, MA 02116 1973	Assistant Secretary	Term: Unlimited Served: since February 2015	Vice President and Counsel, State Street Bank and Trust Company (2014-present); Assistant Vice President and Counsel, John Hancock Financial Services (2011-2013); Independent legal consultant (2009-2011); Associate, Bingham McCutchen LLP (2003-2009).*,**
BRUCE S. ROSENBERG SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015-present; Director, Credit Suisse (April 2008-July 2015)).
CHAD C. HALLETT SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014-present); Vice President, State Street Bank and Trust Company (2001-November 2014).*
SUJATA UPRETI SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1974	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015-present; Assistant Director, Cambridge Associates, LLC (July 2014-January 2015); Vice President, Bank of New York Mellon (July 2012-August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003-July 2012)).
DANIEL FOLEY SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1972	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007-present).*
BRIAN HARRIS SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1973	Chief Compliance Officer and Anti-Money Laundering Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013-present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010-2013); Director of Compliance, AARP Financial Inc. (2008-2010).

*	Served in various capacities and/or with various affiliated entities during noted time period.
**	Served in various capacities and/or with unaffiliated mutual funds or closed-end funds for which State Street Bank and Trust Company or its affiliates act as a provider of services during the noted time period.

Statement of Additional information (SAI) includes additional information about Fund directors and is available, without charge, upon request and by calling 1-866-787-2257.

39

SSGA Active Trust

Trustees

Bonny E. Boatman

Dwight D. Churchill

David M. Kelly

Frank Nesvet, Chairman

James E. Ross

Carl G. Verboncoeur

Officers

Ellen M. Needham, President

Bruce Rosenberg, Treasurer

Ann Carpenter, Vice President and Deputy Treasurer

Michael P. Riley, Vice President

Chad C. Hallett, Deputy Treasurer

Sujata Upreti, Assistant Treasurer

Daniel Foley, Assistant Treasurer

Christopher A. Madden, Secretary

Patricia A. Morisette, Assistant Secretary

Brian Harris, Chief Compliance Officer and Anti-Money Laundering Officer

Joshua A. Weinberg, Chief Legal Officer

Investment Manager and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Distributor

State Street Global Markets, LLC

One Lincoln Street

Boston, MA 02111

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Legal Counsel

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Fund Shares are distributed by State Street Global Markets, LLC, a wholly-owned subsidiary of State Street Corporation. State Street Global Markets, LLC; member FINRA, SIPC.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund or private client invested in the Portfolio. Generally, shares of the Portfolio may be purchased only by or on behalf of other registered investment companies or private clients for which the Adviser or an affiliate serves as investment adviser (or in a similar capacity). This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327. Please read the offering document carefully before investing in the Portfolio.

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IBG-20865

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committees of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a)	Schedule of Investments is included as part of Item 1 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. The Board of Trustees previously approved an Amended and Restated Nominating Committee Charter (the “Charter”) at their February 13, 2014 Board Meeting. The Charter contains procedures related to how shareholders are to submit recommendations for Trustee candidates to the Trusts. Those procedures are as follows:

Procedures for Shareholders to Submit Nominee Candidates

(As of February 13, 2014)

A shareholder of the Trust, or of any series thereof, if applicable, must follow the following procedures in order to submit properly a nominee recommendation for the Nominating Committee’s consideration.

1.	The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust.

2.	The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than sixty (60) calendar days nor more than ninety (90) calendar days prior to the date of the Board or shareholder meeting at which the nominee candidate would be considered for election. Shareholder Recommendations will be kept on file for two years after receipt of the Shareholder Recommendation. A Shareholder Recommendation considered by the Nominating Committee in connection with the Nominating Committee’s nomination of any candidate(s) for appointment or election as an independent Trustee need not be considered again by the Nominating Committee in connection with any subsequent nomination(s).

3.

The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the “candidate”), and the names and addresses of at least three professional references; (B) the number of all shares of the Trust (including the series and class, if applicable) owned of record or beneficially by the candidate, the date such shares were acquired and the investment intent of such acquisition(s), as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the Securities and Exchange Commission (or the corresponding provisions of any applicable regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency with jurisdiction related to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder or any other applicable law or regulation; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an “interested person,” information regarding the candidate that will be sufficient, in the discretion of the Board or the Nominating Committee, for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Trust’s books; (iv) the number of all shares of the Trust (including the series and class, if applicable) owned beneficially and of record by the recommending shareholder; (v) a complete description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder including, without limitation, all direct and indirect compensation and other material monetary agreements, arrangements and understandings between the candidate and recommending shareholder during the past three years, and (vi) a brief description of the candidate’s relevant background and experience for membership on the Board, such as qualification as an audit committee financial expert.

4.	The Nominating Committee may require the recommending shareholder to furnish such other information as it may reasonably require or deem necessary to verify any information furnished pursuant to paragraph 3 above or to determine the eligibility of the candidate to serve as a Trustee of the Trust or to satisfy applicable law. If the recommending shareholder fails to provide such other information in writing within seven days of receipt of a written request from the Nominating Committee, the recommendation of such candidate as a nominee will be deemed not properly submitted for consideration, and the Nominating Committee will not be required to consider such candidate.

Item 11. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Trust’s second fiscal quarter of the period covered by this Form N-CSR filing that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

(a)(2) Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3) Not applicable to the Registrant.

(b) Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	STATE STREET INSTITUTIONAL INVESTMENT TRUST

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	September 2, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date:	September 2, 2016

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date:	September 2, 2016